SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 5.7%
Alphabet Inc, Cl A *	1,309	$3,536
Alphabet Inc, Cl C *	6,364	17,169
AT&T Inc	264,357	6,263
BCE Inc	94,985	4,990
Comcast Corp, Cl A	50,197	2,347
Fox Corp	47,250	1,976
Liberty Media Corp-Liberty Formula One, Cl A *	5,566	313
Liberty Media Corp-Liberty Formula One, Cl C *	10,102	613
Liberty Media Corp-Liberty SiriusXM, Cl A *	11,563	582
Liberty Media Corp-Liberty SiriusXM, Cl C *	9,356	471
Live Nation Entertainment Inc *	19,431	2,348
Meta Platforms Inc, Cl A *	16,652	3,514
Netflix Inc *	69	27
News Corp	6,224	140
News Corp, Cl A	11,141	249
Paramount Global, Cl B	39,700	1,215
Roku Inc, Cl A *	1,798	251
TEGNA Inc	76,800	1,760
Verizon Communications Inc	108,050	5,799
Walt Disney Co/The *	4,382	650

		54,213
Consumer Discretionary — 9.9%
Airbnb Inc, Cl A *	4,065	616
Amazon.com Inc *	6,641	20,396
AutoZone Inc *	424	790
Best Buy Co Inc	14,300	1,382
Big Lots Inc	12,000	417
Booking Holdings Inc *	527	1,145
Capri Holdings Ltd *	15,626	1,059
Crocs Inc *	248	21
Dollar General Corp	23,007	4,563
DR Horton Inc	590	50
eBay Inc	23,000	1,256
Foot Locker Inc	24,800	784
Ford Motor Co	127,065	2,231
General Motors Co *	92,395	4,317
Genuine Parts Co	48,260	5,895
Goodyear Tire & Rubber Co/The *	58,400	905
Harley-Davidson Inc	26,117	1,079
Home Depot Inc/The	4,422	1,396
Hyatt Hotels Corp, Cl A *	1,499	146
KB Home	32,532	1,256
Kohl's Corp	13,100	729
Lear Corp	7,400	1,164
Lowe's Cos Inc	43,900	9,705
Lululemon Athletica Inc *	679	217
Macy's Inc	53,200	1,379
Marriott International Inc/MD, Cl A *	2,239	381

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marriott Vacations Worldwide Corp	423	$68
Mattel Inc *	18,630	465
McDonald's Corp	1,536	376
MGM Resorts International	62,153	2,753
NIKE Inc, Cl B	38,281	5,227
O'Reilly Automotive Inc *	754	490
Pool Corp	1,159	531
PulteGroup Inc	30,600	1,520
PVH Corp	6,559	642
Ross Stores Inc	38,509	3,519
Shake Shack Inc, Cl A *	5,578	417
Six Flags Entertainment Corp *	9,445	412
Starbucks Corp	18,489	1,697
Steven Madden Ltd	4,545	194
Tapestry Inc	4,298	176
Target Corp	31,990	6,391
Tesla Inc *	6,140	5,344
Texas Roadhouse Inc, Cl A	384	36
Whirlpool Corp	9,600	1,932

		95,469
Consumer Staples — 7.4%
Altria Group Inc	88,572	4,543
Bunge Ltd	4,036	422
Central Garden & Pet Co, Cl A *	6,645	293
Coca-Cola Co/The	76,154	4,740
Colgate-Palmolive Co	38,118	2,933
Conagra Brands Inc	101,555	3,551
Diageo PLC ADR	16,134	3,222
Estee Lauder Cos Inc/The, Cl A	3,298	977
Hershey Co/The	3,103	628
Inter Parfums Inc	1,358	126
J M Smucker Co/The	28,356	3,821
Keurig Dr Pepper Inc	3,044	118
Kimberly-Clark Corp	28,163	3,665
Kraft Heinz Co/The	46,500	1,824
Kroger Co/The	126,438	5,917
Molson Coors Beverage Co, Cl B	24,900	1,299
Mondelez International Inc, Cl A	34,151	2,236
PepsiCo Inc	31,469	5,153
Philip Morris International Inc	92,317	9,331
Procter & Gamble Co/The	7,435	1,159
Spectrum Brands Holdings Inc	391	36
Sysco Corp	57,598	5,017
Tyson Foods Inc, Cl A	33,000	3,058
Unilever PLC ADR	58,813	2,956
Walgreens Boots Alliance Inc	82,177	3,787
Walmart Inc	4,113	556

		71,368
Energy — 3.5%
Chevron Corp	70,747	10,188
ConocoPhillips	66,556	6,314

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Devon Energy Corp	23,300	$1,387
Diamondback Energy Inc	1,481	205
Exxon Mobil Corp	111,450	8,740
Halliburton Co	4,929	165
Hess Corp	5,489	555
HollyFrontier Corp *	22,600	688
Marathon Oil Corp	16,936	382
Marathon Petroleum Corp	22,403	1,745
Occidental Petroleum Corp	8,557	374
Phillips 66	18,011	1,517
Valaris Ltd *	1,375	56
Valero Energy Corp	12,850	1,073
Viper Energy Partners LP (A)	2,079	61

		33,450
Financials — 15.8%
Aflac Inc	21,300	1,301
Allstate Corp/The	23,300	2,851
Ally Financial Inc	41,901	2,091
American Express Co	3,216	626
American International Group Inc	10,998	673
Ameriprise Financial Inc	12,450	3,732
Annaly Capital Management Inc ‡	121,900	848
Aon PLC, Cl A	915	267
Arthur J Gallagher & Co	6,674	1,056
Axis Capital Holdings Ltd	5,378	294
Bank of America Corp	188,984	8,353
Berkshire Hathaway Inc, Cl B *	33,219	10,678
BlackRock Inc, Cl A	69	51
Capital One Financial Corp	12,946	1,984
Charles Schwab Corp/The	83,041	7,014
Chubb Ltd	24,365	4,962
Citigroup Inc	107,375	6,360
Citizens Financial Group Inc	62,700	3,287
CME Group Inc, Cl A	2,248	532
CNA Financial Corp	13,500	617
Comerica Inc	8,186	782
Cullen/Frost Bankers Inc	1,733	244
Discover Financial Services	13,500	1,666
East West Bancorp Inc	15,096	1,322
Equitable Holdings Inc	28,799	941
Everest Re Group Ltd	6,088	1,815
FactSet Research Systems Inc	1,033	419
Fidelity National Financial Inc	1,691	80
Fifth Third Bancorp	58,400	2,794
First American Financial Corp	20,850	1,398
First Republic Bank/CA	33,801	5,856
Goldman Sachs Group Inc/The	6,800	2,321
Hancock Whitney Corp	12,886	717
Hartford Financial Services Group Inc/The	25,500	1,772
Interactive Brokers Group Inc, Cl A	5,882	389
Intercontinental Exchange Inc	5,782	741

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	36,020	$5,108
KeyCorp	120,367	3,018
Lincoln National Corp	15,900	1,072
Markel Corp *	5,145	6,395
Marsh & McLennan Cos Inc	17,128	2,662
MetLife Inc	39,692	2,681
MGIC Investment Corp	82,300	1,249
Moody's Corp	16,435	5,293
Morgan Stanley	93,408	8,476
MSCI Inc, Cl A	290	145
Navient Corp	52,300	921
Northern Trust Corp	737	84
PNC Financial Services Group Inc/The	175	35
Prudential Financial Inc	11,200	1,251
Radian Group Inc	42,900	1,025
Raymond James Financial Inc	2,177	239
Regions Financial Corp	99,900	2,417
S&P Global Inc	5,766	2,166
Signature Bank/New York NY	6,668	2,300
State Street Corp	63,092	5,384
Stifel Financial Corp	6,583	484
Travelers Cos Inc/The	20,738	3,563
Truist Financial Corp	78,420	4,879
Unum Group	30,100	840
Upstart Holdings Inc *(B)	5,232	827
US Bancorp	124,258	7,025
W R Berkley Corp	10,167	918
Wells Fargo & Co	17,897	955

		152,246
Health Care — 14.6%
Abbott Laboratories	17,307	2,088
AbbVie Inc	41,760	6,171
Alnylam Pharmaceuticals Inc *	1,058	167
AmerisourceBergen Corp, Cl A	28,367	4,043
Amgen Inc	29,094	6,589
AMN Healthcare Services Inc *	4,574	485
Anthem Inc	3,858	1,743
Baxter International Inc	20,536	1,745
Biogen Inc *	1,950	412
Bio-Rad Laboratories Inc, Cl A *	1,739	1,089
Bristol-Myers Squibb Co	63,400	4,354
Cardinal Health Inc	29,900	1,615
Catalent Inc *	17,191	1,754
ChemoCentryx Inc *	5,387	163
Cigna Corp	172	41
CVS Health Corp	97,619	10,118
Danaher Corp	12,185	3,344
Dexcom Inc *	400	166
Elanco Animal Health Inc *	19,728	560
Eli Lilly & Co	15,483	3,870
Gilead Sciences Inc	30,055	1,815

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HCA Healthcare Inc	8,085	$2,024
Henry Schein Inc *	721	62
Humana Inc	1,275	554
IDEXX Laboratories Inc *	354	188
Illumina Inc *	513	168
iRhythm Technologies Inc *	797	103
Johnson & Johnson	99,663	16,402
McKesson Corp	16,756	4,607
Medtronic PLC	54,722	5,745
Merck & Co Inc	115,930	8,878
Mettler-Toledo International Inc *	3,912	5,511
Mirati Therapeutics Inc *	1,263	111
Moderna Inc *	893	137
Molina Healthcare Inc *	2,606	800
Natera Inc *	8,936	588
Novartis AG ADR	51,087	4,468
Organon & Co	4,167	156
Patterson Cos Inc	2,266	68
Perrigo Co PLC	77,159	2,741
Pfizer Inc	255,475	11,992
Prestige Consumer Healthcare Inc *	5,633	335
Quest Diagnostics Inc	15,626	2,051
Regeneron Pharmaceuticals Inc *	1,500	927
Tenet Healthcare Corp *	2,507	216
Thermo Fisher Scientific Inc	7,812	4,250
UnitedHealth Group Inc	25,661	12,211
Universal Health Services Inc, Cl B	6,800	979
Veeva Systems Inc, Cl A *	465	106
Vertex Pharmaceuticals Inc *	910	209
Viatris Inc, Cl W *	36,713	404
West Pharmaceutical Services Inc	170	66
Zoetis Inc, Cl A	4,102	794

		140,183
Industrials — 10.4%
3M Co	23,380	3,475
Acuity Brands Inc	5,200	948
AGCO Corp	14,900	1,790
Allison Transmission Holdings Inc, Cl A	34,800	1,390
American Airlines Group Inc *(B)	28,600	493
AMETEK Inc	8,515	1,105
ASGN Inc *	1,495	166
Boeing Co/The *	3,018	620
Builders FirstSource Inc *	3,937	293
Carlisle Cos Inc	3,805	903
Caterpillar Inc	1,617	303
Cintas Corp	1,095	411
CSX Corp	13,417	455
Cummins Inc	9,700	1,980
Deere & Co	4,059	1,461
Delta Air Lines Inc *	24,500	978
Eaton Corp PLC	19,723	3,043

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emerson Electric Co	2,851	$265
Equifax Inc	839	183
Expeditors International of Washington Inc	12,991	1,343
Fastenal Co	12,209	628
FedEx Corp	5,194	1,154
Fortive Corp	51,403	3,328
General Dynamics Corp	16,733	3,923
GMS Inc *	2,689	146
GXO Logistics Inc *	54,192	4,548
Honeywell International Inc	28,252	5,361
Huntington Ingalls Industries Inc	7,900	1,615
Johnson Controls International plc	65,630	4,263
Korn Ferry	5,193	344
L3Harris Technologies Inc	4,900	1,236
Lockheed Martin Corp	129	56
ManpowerGroup Inc	11,900	1,265
Matson Inc	337	37
MDU Resources Group Inc	43,500	1,165
MSC Industrial Direct Co Inc, Cl A	3,422	265
Mueller Industries Inc	1,323	76
Northrop Grumman Corp	3,035	1,342
Oshkosh Corp	3,900	433
PACCAR Inc	6,352	583
Parker-Hannifin Corp	808	240
Raytheon Technologies Corp	57,935	5,950
Roper Technologies Inc	7,584	3,399
Siemens AG ADR	56,970	3,981
SiteOne Landscape Supply Inc *	618	107
Snap-on Inc	4,900	1,030
Stanley Black & Decker Inc	14,454	2,352
Textron Inc	21,309	1,558
TransDigm Group Inc *	13,999	9,332
Uber Technologies Inc *	54,186	1,952
UFP Industries Inc	2,863	246
Union Pacific Corp	6,555	1,612
United Airlines Holdings Inc *	14,900	662
United Parcel Service Inc, Cl B	37,770	7,948
Vicor Corp *	7,738	579
Watsco Inc	2,130	582
WW Grainger Inc	9,190	4,384
XPO Logistics Inc *	13,057	949

		100,236
Information Technology — 21.9%
Accenture PLC, Cl A	6,721	2,124
Adobe Inc *	15,819	7,398
Advanced Micro Devices Inc *	43,764	5,398
Amphenol Corp, Cl A	47,143	3,583
Apple Inc	170,438	28,143
Applied Materials Inc	31,213	4,189
Arista Networks Inc *	6,353	780
Arrow Electronics Inc *	12,200	1,487

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Automatic Data Processing Inc	10,578	$2,163
Bill.com Holdings Inc *	4,243	1,009
Block Inc, Cl A *	11,081	1,413
Broadcom Inc	12,288	7,218
Cadence Design Systems Inc *	10,003	1,515
Cisco Systems Inc/Delaware	129,455	7,220
Cloudflare Inc, Cl A *	435	51
Coupa Software Inc *	287	35
Crowdstrike Holdings Inc, Cl A *	7,565	1,477
Dell Technologies Inc, Cl C	16,000	815
Dlocal, Cl A *	14,822	484
DXC Technology Co *	24,600	837
EPAM Systems Inc *	2,289	475
ExlService Holdings Inc *	3,403	411
Fabrinet *	1,849	185
Fortinet Inc *	555	191
Global Payments Inc	24,085	3,212
Hewlett Packard Enterprise Co	108,400	1,726
HP Inc	77,800	2,673
Intel Corp	196,298	9,363
International Business Machines Corp	15,675	1,920
Intuit Inc	19,962	9,469
Juniper Networks Inc	4,219	143
Keysight Technologies Inc *	5,244	825
KLA Corp	1,671	582
Marqeta, Cl A *	86,790	1,018
Marvell Technology Inc	3,466	237
Mastercard Inc, Cl A	2,909	1,050
Microchip Technology Inc	151,078	10,625
Micron Technology Inc	45,911	4,080
Microsoft Corp	108,841	32,521
Monolithic Power Systems Inc	471	216
NCR Corp *	20,400	827
NetApp Inc	3,501	274
Nutanix Inc, Cl A *	5,463	146
NVIDIA Corp	27,814	6,782
Oracle Corp	48,032	3,649
Paychex Inc	3,026	360
PayPal Holdings Inc *	14,551	1,629
Pure Storage Inc, Cl A *	6,309	164
QUALCOMM Inc	15,204	2,615
RingCentral Inc, Cl A *	2,151	281
salesforce.com *	25,156	5,296
SAP SE ADR	27,019	3,042
Seagate Technology Holdings PLC	27,700	2,857
ServiceNow Inc *	852	494
Snap Inc, Cl A *	30,513	1,219
Snowflake Inc, Cl A *	3,574	949
Synopsys Inc *	5,018	1,568
Texas Instruments Inc	3,792	645
Twilio Inc, Cl A *	4,543	794
Unity Software Inc *	11,805	1,257

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Visa Inc, Cl A	46,648	$10,082
Vishay Intertechnology Inc	46,100	885
VMware Inc, Cl A *	6,247	733
Vontier Corp	137,370	3,338
Western Union Co/The	49,400	898
WEX Inc *	1,939	327
Workday Inc, Cl A *	2,716	622
Xerox Holdings Corp	46,300	913

		210,907
Materials — 4.0%
Air Products and Chemicals Inc	20,316	4,801
Albemarle Corp	340	67
Alcoa Corp	812	61
Berry Global Group Inc *	19,500	1,183
Celanese Corp, Cl A	1,502	209
CF Industries Holdings Inc	10,285	835
Chemours Co/The	40,300	1,112
Commercial Metals Co	6,043	233
Corteva Inc	4,023	209
Dow Inc	62,348	3,676
Ecolab Inc	10,905	1,922
Huntsman Corp	63,986	2,588
Ingevity Corp *	10,801	737
International Paper Co	23,200	1,010
Linde PLC	11,465	3,362
LyondellBasell Industries NV, Cl A	17,700	1,721
Martin Marietta Materials Inc	331	126
Mosaic Co/The	22,647	1,187
O-I Glass Inc *	60,000	767
Packaging Corp of America	6,890	1,014
Reliance Steel & Aluminum Co	14,233	2,717
RPM International Inc	42,964	3,633
Steel Dynamics Inc	14,500	1,023
Sylvamo Corp *	2,109	74
Valvoline Inc	15,700	507
Vulcan Materials Co	866	157
Westlake Corp	5,831	643
Westrock Co	40,000	1,811

		37,385
Real Estate — 2.6%
American Tower Corp, Cl A ‡	23,714	5,380
AvalonBay Communities Inc ‡	5,000	1,193
Boston Properties Inc ‡	21,537	2,634
Brixmor Property Group Inc ‡	56,000	1,407
CBRE Group Inc, Cl A *	4,094	396
Crown Castle International Corp ‡	1,601	267
Equity Residential ‡	13,407	1,144
Gaming and Leisure Properties Inc ‡	33,145	1,505
Healthpeak Properties Inc ‡	112,015	3,479
Phillips Edison & Co Inc ‡	4,908	159
PotlatchDeltic Corp ‡	3,085	169

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prologis ‡	5,509	$803
Public Storage ‡	4,548	1,615
RLJ Lodging Trust ‡	3,718	52
Service Properties Trust ‡	37,100	320
Simon Property Group Inc ‡	7,700	1,059
VICI Properties Inc ‡	102,153	2,856
Weyerhaeuser Co ‡	15,936	620

		25,058
Utilities — 1.5%
Ameren Corp	1,534	132
DTE Energy Co	7,238	880
Duke Energy Corp	36,285	3,643
Evergy Inc	18,400	1,148
National Fuel Gas Co	7,381	459
NextEra Energy Inc	59,183	4,632
NRG Energy Inc	34,300	1,298
Sempra Energy	267	39
UGI Corp	19,250	740
Vistra Corp	79,260	1,809

		14,780
Total Common Stock
(Cost $643,159) ($ Thousands)		935,295

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.050% **†(C)	818,767	819

Total Affiliated Partnership
(Cost $819) ($ Thousands)		819

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	24,842,525	24,843

Total Cash Equivalent
(Cost $24,843) ($ Thousands)		24,843

Total Investments in Securities — 100.0%
(Cost $668,821) ($ Thousands)		$960,957

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	74	Mar-2022	$16,365	$16,162	$(203)
S&P Mid Cap 400 Index E-MINI	5	Mar-2022	1,322	1,329	7
			$17,687	$17,491	$(196)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Fund (Concluded)

Percentages are based on Net Assets of $961,296 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At February 28, 2022, such securities amounted to $61 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(B)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $846 ($ Thousands).
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $819 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	935,295	–	–	935,295
Affiliated Partnership	–	819	–	819
Cash Equivalent	24,843	–	–	24,843
Total Investments in Securities	960,138	819	–	960,957

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	7	–	–	7
Unrealized Depreciation	(203)	–	–	(203)
Total Other Financial Instruments	(196)	–	–	(196)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$625	$51,170	$(50,974)	$—	$(2)	$819	818,767	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	22,716	262,683	(260,556)	—	—	24,843	24,842,525	2	—
Totals	$23,341	$313,853	$(311,530)	$-	$(2)	$25,662		$2	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.2%

Communication Services — 4.6%
Alphabet Inc, Cl A *	4,343	$11,731
Alphabet Inc, Cl C *	4,018	10,840
AT&T Inc	254,277	6,024
Comcast Corp, Cl A	127,263	5,951
Interpublic Group of Cos Inc/The	34,300	1,262
Liberty Global PLC *	20,450	529
Liberty Media Corp-Liberty Formula One, Cl C *	1,103	67
Liberty Media Corp-Liberty SiriusXM, Cl C *	68,384	3,441
Live Nation Entertainment Inc *	8,394	1,014
Meta Platforms Inc, Cl A *	74,489	15,719
Netflix Inc *	645	254
News Corp, Cl A	11,001	246
Omnicom Group Inc	23,779	1,995
Playtika Holding Corp *	6,200	128
Roku Inc, Cl A *	9,953	1,389
Verizon Communications Inc	205,117	11,009
Walt Disney Co/The *	6,798	1,009

		72,608
Consumer Discretionary — 6.8%
Amazon.com Inc *	5,063	15,550
AutoZone Inc *	3,736	6,962
Booking Holdings Inc *	704	1,529
BorgWarner Inc	190,845	7,827
Capri Holdings Ltd *	19,400	1,314
Chewy Inc, Cl A *	39,687	1,871
Dollar General Corp	46,054	9,134
DR Horton Inc	64,514	5,509
Ford Motor Co	52,813	927
General Motors Co *	44,117	2,061
Genuine Parts Co	32,880	4,017
Home Depot Inc/The	25,310	7,994
Lennar Corp, Cl A	3,733	336
Lowe's Cos Inc	34,747	7,681
Macy's Inc	2,918	75
Marriott International Inc/MD, Cl A *	3,870	658
Mattel Inc *	28,949	723
McDonald's Corp	6,726	1,646
NIKE Inc, Cl B	29,480	4,025
O'Reilly Automotive Inc *	547	355
Pool Corp	8,886	4,075
PVH Corp	19,325	1,892
Ralph Lauren Corp, Cl A	16,364	2,161
Ross Stores Inc	58,894	5,382
Starbucks Corp	24,807	2,277
Tapestry Inc	7,107	291
Target Corp	10,471	2,092
Tesla Inc *	9,734	8,473

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toll Brothers Inc	3,587	$195

		107,032
Consumer Staples — 6.7%
Altria Group Inc	68,649	3,521
Bunge Ltd	16,598	1,735
Coca-Cola Co/The	207,059	12,887
Coca-Cola Europacific Partners PLC	125,770	6,441
Conagra Brands Inc	112,282	3,927
Constellation Brands Inc, Cl A	16,280	3,510
Costco Wholesale Corp	22,969	11,927
Estee Lauder Cos Inc/The, Cl A	18,488	5,479
Hershey Co/The	1,055	213
J M Smucker Co/The	23,236	3,131
Kraft Heinz Co/The	57,400	2,251
Kroger Co/The	75,079	3,514
Mondelez International Inc, Cl A	46,399	3,038
PepsiCo Inc	38,387	6,286
Philip Morris International Inc	84,690	8,560
Procter & Gamble Co/The	84,152	13,118
Sysco Corp	83,886	7,306
Tyson Foods Inc, Cl A	5,056	469
Walmart Inc	53,744	7,264

		104,577
Energy — 3.0%
Baker Hughes Co, Cl A	244,415	7,181
Chevron Corp	59,127	8,514
ConocoPhillips	50,907	4,829
Diamondback Energy Inc	2,571	355
EQT Corp	157,078	3,635
Exxon Mobil Corp	121,880	9,558
Hess Corp	8,581	867
Marathon Oil Corp	57,097	1,288
Marathon Petroleum Corp	4,012	312
Occidental Petroleum Corp	15,009	656
Ovintiv Inc	61,411	2,816
Phillips 66	14,507	1,222
Pioneer Natural Resources Co	22,186	5,316
Schlumberger NV	8,092	318
Valero Energy Corp	1,331	111

		46,978
Financials — 12.8%
Affiliated Managers Group Inc	7,489	1,036
Allstate Corp/The	35,000	4,283
Ally Financial	30,723	1,533
American Express Co	5,051	983
American International Group Inc	73,667	4,511
Ameriprise Financial Inc	21,914	6,570
Aon PLC, Cl A	3,628	1,060
Arthur J Gallagher & Co	18,547	2,934
Bank of America Corp	271,711	12,010

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berkshire Hathaway Inc, Cl B *	12,933	$4,157
BlackRock Inc, Cl A	5,354	3,983
BOK Financial Corp	7,900	811
Capital One Financial Corp	60,393	9,256
Cboe Global Markets Inc	2,123	249
Charles Schwab Corp/The	7,750	655
Citigroup Inc	96,536	5,718
CME Group Inc, Cl A	9,493	2,245
Comerica Inc	64,262	6,136
Discover Financial Services	35,283	4,355
East West Bancorp Inc	26,929	2,358
Equitable Holdings Inc	85,644	2,797
Everest Re Group Ltd	4,427	1,320
FactSet Research Systems Inc	7,986	3,243
Fidelity National Financial Inc	22,199	1,058
Goldman Sachs Group Inc/The	2,200	751
Hartford Financial Services Group Inc/The	91,960	6,389
Intercontinental Exchange Inc	27,916	3,577
Jefferies Financial Group Inc	8,028	285
JPMorgan Chase & Co	129,270	18,330
KeyCorp	110,123	2,761
Lincoln National Corp	53,500	3,607
MarketAxess Holdings Inc	7,686	2,932
Marsh & McLennan Cos Inc	41,339	6,425
MetLife Inc	31,805	2,148
Moody's Corp	1,752	564
Morgan Stanley	16,140	1,465
Northern Trust Corp	5,981	681
OneMain Holdings Inc, Cl A	60,500	3,084
Pinnacle Financial Partners Inc	25,300	2,557
PNC Financial Services Group Inc/The	2,284	455
Popular Inc	29,300	2,691
Progressive Corp/The	32,766	3,471
Prosperity Bancshares Inc	30,900	2,301
Raymond James Financial Inc	4,577	502
S&P Global Inc	19,524	7,335
State Street Corp	74,976	6,398
Stifel Financial Corp	10,097	742
Synchrony Financial	214,707	9,185
Travelers Cos Inc/The	19,952	3,428
Unum Group	121,200	3,384
US Bancorp	109,094	6,168
W R Berkley Corp	11,447	1,034
Wells Fargo & Co	67,618	3,609
Willis Towers Watson PLC	42,103	9,360

		198,880
Health Care — 13.8%
Abbott Laboratories	53,548	6,459
ABIOMED Inc *	7,700	2,393
Agilent Technologies Inc	14,700	1,916
Align Technology Inc *	440	225

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AmerisourceBergen Corp, Cl A	43,998	$6,271
Amgen Inc	28,513	6,458
AMN Healthcare Services Inc *	10,231	1,086
Anthem Inc	11,630	5,255
Baxter International Inc	92,582	7,867
BioMarin Pharmaceutical Inc *	20,200	1,578
Bio-Rad Laboratories Inc, Cl A *	6,816	4,266
Bruker Corp	21,500	1,513
Centene Corp *	55,700	4,602
Chemed Corp	5,731	2,741
Cigna Corp	1,858	442
CVS Health Corp	143,206	14,843
Danaher Corp	2,631	722
DENTSPLY SIRONA Inc	145,722	7,889
Dexcom Inc *	1,178	487
Elanco Animal Health Inc *	16,078	457
Eli Lilly & Co	18,147	4,536
Gilead Sciences Inc	29,086	1,757
HCA Healthcare Inc	26,232	6,566
Humana Inc	23,620	10,259
Illumina Inc *	279	91
Johnson & Johnson	112,958	18,589
Masimo Corp *	2,024	319
McKesson Corp	12,842	3,531
Medtronic PLC	79,953	8,394
Merck & Co Inc	32,677	2,502
Mettler-Toledo International Inc *	4,396	6,193
Moderna Inc *	1,534	236
Molina Healthcare Inc *	7,672	2,354
Neurocrine Biosciences Inc *	21,800	1,959
Perrigo Co PLC	58,835	2,090
Pfizer Inc	167,216	7,849
Seagen Inc *	4,444	573
STERIS PLC	9,949	2,388
Tandem Diabetes Care Inc *	2,200	248
Tenet Healthcare Corp *	6,907	594
Thermo Fisher Scientific Inc	11,543	6,279
United Therapeutics Corp *	8,500	1,413
UnitedHealth Group Inc	68,987	32,829
Vertex Pharmaceuticals Inc *	434	100
Viatris Inc, Cl W *	59,518	655
Zimmer Biomet Holdings Inc	68,920	8,766
Zoetis Inc, Cl A	32,778	6,347

		214,887
Industrials — 10.0%
3M Co	8,143	1,210
AMERCO *	3,677	2,124
Boeing Co/The *	5,360	1,101
Booz Allen Hamilton Holding Corp, Cl A	115,783	9,343
Builders FirstSource Inc *	13,709	1,020
Carlisle Cos Inc	8,363	1,985

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Caterpillar Inc	30,006	$5,629
Cintas Corp	590	221
CSX Corp	34,511	1,170
Deere & Co	21,565	7,764
Delta Air Lines Inc *	28,299	1,130
Dover Corp	45,045	7,066
Emerson Electric Co	75,568	7,022
Equifax Inc	1,381	302
Expeditors International of Washington Inc	38,427	3,972
Fastenal Co	30,920	1,591
FedEx Corp	10,080	2,240
General Dynamics Corp	3,794	889
General Electric Co	57,723	5,513
Honeywell International Inc	53,626	10,176
IDEX Corp	26,339	5,054
Ingersoll Rand Inc	120,238	6,074
Lockheed Martin Corp	487	211
ManpowerGroup Inc	22,300	2,370
Oshkosh Corp	25,000	2,776
Otis Worldwide Corp	48,857	3,827
PACCAR Inc	16,740	1,537
Parker-Hannifin Corp	26,694	7,912
Rockwell Automation Inc	15,671	4,178
Snap-on Inc	9,507	1,998
Southwest Airlines Co *	54,246	2,376
Stanley Black & Decker Inc	66,787	10,866
Textron Inc	14,912	1,091
UFP Industries Inc	11,967	1,026
Union Pacific Corp	29,096	7,156
United Parcel Service Inc, Cl B	27,082	5,699
United Rentals Inc *	10,890	3,502
Vertiv Holdings Co, Cl A	181,315	2,361
Waste Connections Inc	37,197	4,593
Watsco Inc	6,396	1,746
WESCO International Inc *	2,340	285
WW Grainger Inc	15,664	7,473

		155,579
Information Technology — 22.7%
Accenture PLC, Cl A	20,388	6,443
Advanced Micro Devices Inc *	71,566	8,827
Anaplan Inc *	5,600	265
Apple Inc	484,052	79,927
Applied Materials Inc	38,100	5,113
Arista Networks Inc *	14,816	1,818
Arrow Electronics Inc *	1,888	230
Autodesk Inc *	14,400	3,171
Automatic Data Processing Inc	42,234	8,634
Broadcom Inc	21,348	12,541
Broadridge Financial Solutions Inc	21,225	3,103
Cadence Design Systems Inc *	29,799	4,512
CDW Corp/DE	24,291	4,189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cisco Systems Inc/Delaware	169,769	$9,468
DocuSign Inc, Cl A *	29,600	3,506
EPAM Systems Inc *	4,738	984
Fortinet Inc *	3,056	1,053
Gartner Inc *	1,093	307
Global Payments Inc	105,532	14,076
Hewlett Packard Enterprise Co	34,843	555
HP Inc	19,704	677
Intel Corp	74,319	3,545
International Business Machines Corp	8,298	1,017
Intuit Inc	14,163	6,719
Juniper Networks Inc	17,361	587
Keysight Technologies Inc *	15,135	2,382
KLA Corp	28,286	9,858
Lam Research Corp	5,295	2,972
Manhattan Associates Inc *	2,462	329
Mastercard Inc, Cl A	12,205	4,404
Microchip Technology Inc	74,364	5,230
Micron Technology Inc	19,486	1,731
Microsoft Corp	230,924	68,998
Monolithic Power Systems Inc	5,600	2,569
Motorola Solutions Inc	52,632	11,602
NetApp Inc	13,104	1,027
NVIDIA Corp	76,781	18,723
NXP Semiconductors NV	46,049	8,755
Oracle Corp	40,267	3,059
Paychex Inc	6,636	790
PayPal Holdings Inc *	16,833	1,884
QUALCOMM Inc	15,928	2,739
RingCentral Inc, Cl A *	1,210	158
salesforce.com inc *	5,830	1,227
Seagate Technology Holdings PLC	1,030	106
ServiceNow Inc *	1,555	902
Silicon Laboratories Inc *	14,800	2,275
Synopsys Inc *	14,962	4,674
Texas Instruments Inc	13,701	2,329
Visa Inc, Cl A	67,239	14,532
VMware Inc, Cl A *	6,523	765
WEX Inc *	1,709	288
Workday Inc, Cl A *	3,949	905

		356,480
Materials — 4.6%
Air Products and Chemicals Inc	12,323	2,912
Avery Dennison Corp	39,475	6,956
Celanese Corp, Cl A	8,006	1,115
CF Industries Holdings Inc	27,395	2,224
Corteva Inc	29,461	1,533
Crown Holdings Inc	34,640	4,249
Dow Inc	64,404	3,797
DuPont de Nemours Inc	28,100	2,174
Eastman Chemical Co	53,435	6,331

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Freeport-McMoRan Inc, Cl B	69,316	$3,254
Huntsman Corp	37,815	1,529
Linde PLC	1,836	538
Louisiana-Pacific Corp	300	22
Mosaic Co/The	71,245	3,735
Packaging Corp of America	15,758	2,320
PPG Industries Inc	72,448	9,668
Reliance Steel & Aluminum Co	21,064	4,021
Sealed Air Corp	4,400	295
Sherwin-Williams Co/The	18,133	4,771
Vulcan Materials Co	48,179	8,742
Westlake Corp	16,517	1,822

		72,008
Real Estate — 3.6%
American Tower Corp, Cl A ‡	17,093	3,878
AvalonBay Communities Inc ‡	8,724	2,082
Brixmor Property Group Inc ‡	29,200	734
Camden Property Trust ‡	14,900	2,460
CBRE Group Inc, Cl A *	16,526	1,601
Crown Castle International Corp ‡	61,435	10,234
Equinix Inc ‡	3,386	2,403
Equity Residential ‡	28,638	2,443
Extra Space Storage Inc ‡	40,946	7,704
Lamar Advertising Co, Cl A ‡	25,200	2,748
Life Storage Inc ‡	1,400	177
Prologis Inc ‡	45,823	6,683
Public Storage ‡	13,148	4,668
SBA Communications Corp, Cl A ‡	13,215	4,009
Simon Property Group Inc ‡	17,800	2,449
Weyerhaeuser Co ‡	58,905	2,290

		56,563
Utilities — 2.6%
AES Corp/The	161,600	3,431
Ameren Corp	9,415	809
CenterPoint Energy Inc	255,797	6,996
Constellation Energy Corp	27,103	1,246
DTE Energy Co	30,079	3,657
Duke Energy Corp	40,300	4,046
Entergy Corp	1,500	158
Exelon Corp	83,500	3,554
FirstEnergy Corp	100,300	4,198
National Fuel Gas Co	18,945	1,179
PPL Corp	143,857	3,765
Southern Co/The	73,100	4,735
UGI Corp	34,500	1,326
Vistra Corp	53,402	1,219

		40,319
Total Common Stock
(Cost $1,177,281) ($ Thousands)		1,425,911

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	86,805,876	$86,806

Total Cash Equivalent
(Cost $86,806) ($ Thousands)		86,806

Total Investments in Securities — 96.8%
(Cost $1,264,087) ($ Thousands)		$1,512,717

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	73	Mar-2022	$16,302	$15,943	$(359)

A list of the open OTC Swap agreement held by the Fund at February 28, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2023	USD	98,348	$(1,249)	$(1,249)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swap as of February 28, 2022:

United States Custom Basket of Long Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
9,500	Agilon Health Inc	USD	$208	$(16)	$(16)	0.5%
18,683	Airbnb Inc	USD	3,364	(529)	(529)	17.6
70,814	Alaska Air Group Inc	USD	4,242	(272)	(272)	9.1
71,337	Albertsons Companies Inc	USD	2,080	(1)	(1)	-
6,642	Alphabet Inc	USD	18,142	(204)	(204)	6.8
32,300	Altria Group Inc	USD	1,625	31	31	(1.0)
5,990	Amazon.Com Inc	USD	18,750	(356)	(356)	11.8
689	Anthem Inc	USD	310	1	1	-
-	Avangrid Inc	USD	-	1	1	-
1,664	Booking Holdings Inc	USD	4,311	(697)	(697)	23.2
14,200	Cadence Design Systems Inc	USD	2,074	76	76	(2.5)
1,600	Capital One Financial Corp	USD	254	(8)	(8)	0.3
7,627	Charter Communications Inc	USD	4,648	(59)	(59)	2.0
37,200	Colgate-Palmolive Co	USD	2,923	(61)	(61)	2.0
15,300	Corteva Inc	USD	779	19	19	(0.6)
7,863	Crowdstrike Holdings Inc	USD	1,488	46	46	(1.5)
18,171	Doximity Inc	USD	1,041	74	74	(2.5)
-	Draftkings Inc	USD	-	147	147	(4.9)
138,243	Dropbox Inc	USD	3,453	(317)	(317)	10.5
2,400	Elastic N.V.	USD	223	(15)	(15)	0.5
9,150	Equifax Inc	USD	2,029	(28)	(28)	0.9
21,776	Expedia Group Inc	USD	4,615	(343)	(343)	11.5
-	Fastly Inc	USD	-	150	150	(5.0)
203,000	First Horizon Corporation	USD	3,762	1,004	1,004	(33.6)
8,400	General Mills Inc	USD	563	4	4	(0.1)
45,044	Gilead Sciences Inc	USD	2,763	(42)	(42)	1.4
19,453	Healthcare Trust Of America Inc	USD	603	(32)	(32)	1.1
255,900	Hewlett Packard Enterprise Co	USD	4,448	(374)	(374)	12.5
14,638	Huntington Ingalls Industries Inc	USD	2,637	372	372	(12.4)
1,400	Iac/Interactivecorp	USD	189	(28)	(28)	0.9
29,700	Incyte Corp	USD	2,005	23	23	(0.8)
10,026	Lennox International Inc	USD	2,658	17	17	(0.6)
30,000	Marsh & Mclennan Cos Inc	USD	4,606	55	55	(1.8)
8,624	Mckesson Corp	USD	2,362	13	13	(0.4)
6,314	Mongodb Inc	USD	2,815	(404)	(404)	13.5
2,184	Msci Inc	USD	1,193	(96)	(96)	3.2
53,900	News Corp	USD	1,247	(44)	(44)	1.5

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
33,200	Nike Inc	USD	4,833	(301)	(301)	10.1
51,100	Nrg Energy Inc	USD	1,990	(57)	(57)	1.9
4,500	Oneok Inc	USD	281	13	13	(0.4)
1,870	O'Reilly Automotive Inc	USD	1,262	(48)	(48)	1.6
7,271	Palo Alto Networks Inc	USD	3,809	512	512	(17.1)
25,300	Penske Automotive Group Inc	USD	2,542	(44)	(44)	1.5
54,800	Philip Morris International Inc	USD	6,010	(472)	(472)	15.8
104,890	Pinterest Inc	USD	2,715	91	91	(3.0)
9,126	Post Holdings Inc	USD	998	(41)	(41)	1.4
13,421	Public Storage	USD	4,719	45	45	(1.5)
131,000	Pure Storage Inc	USD	3,576	(179)	(179)	6.0
-	Qualcomm Inc	USD	-	(8)	(8)	0.3
24,000	Rapid7 Inc	USD	2,351	132	132	(4.4)
-	Redfin Corporation	USD	-	96	96	(3.2)
27,338	Reinsurance Group America Inc	USD	3,164	(131)	(131)	4.4
16,583	Reliance Steel And Aluminum Co	USD	2,764	412	412	(13.8)
32,300	Starbucks Corp	USD	3,053	(73)	(73)	2.4
57,400	Synovus Financial Corp	USD	3,066	(44)	(44)	1.5
57,800	Targa Resources Corp	USD	3,609	169	169	(5.7)
32,161	Teradyne Inc	USD	3,770	25	25	(0.8)
10,220	Tesla Inc	USD	9,427	(533)	(533)	17.8
51,900	Textron Inc	USD	3,661	134	134	(4.5)
37,373	The Hartford Financial Services Group Inc	USD	2,652	(41)	(41)	1.4
5,000	The Walt Disney Company	USD	774	(31)	(31)	1.0
-	Trupanion	USD	-	20	20	(0.7)
25,000	United Parcel Service Inc	USD	5,432	(134)	(134)	4.5
14,400	Universal Health Services Inc	USD	1,946	129	129	(4.3)
4,600	Vail Resorts Inc	USD	1,277	(80)	(80)	2.7
6,100	Veeva Systems Inc	USD	1,402	(5)	(5)	0.2
8,364	Westlake Corporation	USD	886	68	68	(2.3)
-	Westrock Company	USD	-	10	10	(0.3)
9,795	Zoominfo Technologies Inc	USD	576	(40)	(40)	1.3
14,777	Zscaler Inc	USD	4,224	(690)	(690)	23.1
			$195,179	$(2,989)	$(2,989)	100.0%

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of February 28, 2022:

United States Custom Basket of Short Securities

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(4,300)	Advanced Drainage Systems Inc	USD	$(522)	$19	$19	1.1%
(4,500)	Affirm Holdings Inc	USD	(202)	13	13	0.7
(3,200)	Agree Realty Corp	USD	(201)	(5)	(5)	(0.3)
(71,629)	Amc Entertainment Holdings Inc	USD	(1,395)	45	45	2.6
(140,100)	Amcor Plc	USD	(1,655)	8	8	0.5
(1,000)	American Water Works Co Inc	USD	(147)	(5)	(5)	(0.3)
(76,800)	Americold Realty Trust Shs Of Benef Interest	USD	(2,170)	118	118	6.8
(19,200)	Ameris Bancorp	USD	(983)	33	33	1.9
(61,900)	Angi Inc	USD	(548)	121	121	7.0
(22,000)	Apollo Global Management Inc	USD	(1,487)	42	42	2.4
(8,700)	Asana Inc	USD	(637)	160	160	9.2
(18,312)	Atmos Energy Corp	USD	(1,932)	(91)	(91)	(5.2)
(9,100)	Beam Therapeutics Inc	USD	(672)	(41)	(41)	(2.4)
(20,600)	Beyond Meat Inc	USD	(1,277)	312	312	17.9

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(9,113)	Bill.Com Holdings Inc	USD	(2,312)	144	144	8.3
(8,200)	Black Knight Inc	USD	(520)	59	59	3.4
(21,100)	Blackstone Mortgage Trust Inc	USD	(673)	2	2	0.1
(125,200)	Blue Owl Capital Inc	USD	(1,610)	32	32	1.8
(2,400)	Carmax Inc	USD	(272)	10	10	0.6
(39,100)	Ccc Intelligent Solutions Holdings Inc	USD	(413)	(12)	(12)	(0.7)
(2,900)	Celsius Holdings Inc	USD	(180)	(5)	(5)	(0.3)
(8,700)	Cerevel Therapeutics Holdings Inc	USD	(262)	32	32	1.8
(8,200)	Chart Industries Inc	USD	(999)	(185)	(185)	(10.6)
(4,900)	Civitas Resources Inc	USD	(240)	(8)	(8)	(0.5)
(26,100)	Clearway Energy Inc	USD	(854)	(27)	(27)	(1.6)
(43,071)	Cleveland-Cliffs Inc	USD	(852)	(87)	(87)	(5.0)
(11,100)	Element Solutions Inc	USD	(270)	(4)	(4)	(0.2)
(2,600)	Ensign Group Inc	USD	(209)	(9)	(9)	(0.5)
(2,400)	Envestnet Inc	USD	(165)	(14)	(14)	(0.8)
(5,200)	Erie Indemnity Co	USD	(971)	61	61	3.5
(39,100)	Essential Utilities Inc	USD	(1,770)	(82)	(82)	(4.7)
(25,800)	Eversource Energy	USD	(2,120)	9	9	0.5
(8,900)	Fabrinet Bearer	USD	(908)	17	17	1.0
(2,634)	First Citizens Bancshares Inc	USD	(2,083)	5	5	0.3
(24,300)	First Financial Bankshares Inc	USD	(1,164)	(1)	(1)	(0.1)
(2,920)	Five Below Inc	USD	(483)	6	6	0.3
(10,979)	Gamestop Corp New	USD	(1,385)	28	28	1.6
(42,800)	Gap Inc	USD	(663)	40	40	2.3
(21,200)	Glacier Bancorp Inc	USD	(1,147)	(27)	(27)	(1.6)
(1,600)	Goosehead Insurance Inc	USD	(160)	20	20	1.1
(13,413)	Guardant Health Inc	USD	(925)	36	36	2.1
(7,500)	Hamilton Lane Incorporated	USD	(603)	17	17	1.0
(5,200)	Hannon Armstrong Sustainable Infrastructure Capital	USD	(213)	(33)	(33)	(1.9)
(5,000)	Highwoods Properties Inc	USD	(216)	(4)	(4)	(0.2)
(8,000)	Hormel Foods Corp	USD	(378)	(3)	(3)	(0.2)
(9,195)	Howmet Aerospace Inc	USD	(322)	(7)	(7)	(0.4)
(1,800)	Idacorp Inc	USD	(187)	(2)	(2)	(0.1)
(6,300)	Intellia Therapeutics Inc	USD	(621)	(2)	(2)	(0.1)
(7,000)	Itt Inc	USD	(619)	4	4	0.2
(18,200)	Jbg Smith Properties	USD	(507)	22	22	1.3
(3,600)	Karuna Therapeutics Inc	USD	(403)	25	25	1.4
(14,400)	Kb Home	USD	(567)	9	9	0.5
(27,500)	Kilroy Realty Corporation	USD	(1,919)	(51)	(51)	(2.9)
(5,000)	Kinsale Capital Group Inc	USD	(970)	(79)	(79)	(4.5)
(2,500)	Lancaster Colony Corp	USD	(397)	(23)	(23)	(1.3)
(36,000)	Leggett & Platt Inc	USD	(1,410)	75	75	4.3
(14,200)	Leidos Holdings Inc	USD	(1,200)	(246)	(246)	(14.1)
(15,600)	Liberty Broadband Corp	USD	(2,390)	101	101	5.8
(85,000)	Marqeta Inc	USD	(1,017)	19	19	1.1
(4,900)	Mirati Therapeutics Inc	USD	(526)	94	94	5.4
(11,100)	Natera Inc	USD	(778)	48	48	2.8
(20,600)	New Fortress Energy Inc	USD	(504)	(64)	(64)	(3.7)
(16,820)	Newell Brands Inc	USD	(437)	34	34	2.0
(50,800)	Oak Street Health Inc	USD	(929)	40	40	2.3
(52,800)	Oge Energy Corp	USD	(1,890)	(93)	(93)	(5.3)
(51,200)	Omega Healthcare Investors Inc	USD	(1,462)	20	20	1.1
(211,932)	Opendoor Technologies Inc	USD	(2,382)	612	612	35.2
(2,300)	Ormat Technologies Inc	USD	(157)	(7)	(7)	(0.4)
(53,600)	Owl Rock Capital Corp	USD	(788)	(18)	(18)	(1.0)
(17,400)	Packaging Corp Of America	USD	(2,576)	15	15	0.9

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Fair Value (Thousands)	Percentage Value of Underlying Investment
(73,516)	Plug Power Inc	USD	(1,747)	(55)	(55)	(3.2)
(3,600)	Q2 Holdings Inc	USD	(238)	4	4	0.2
(147,696)	Quantumscape Corporation	USD	(2,372)	(12)	(12)	(0.7)
(22,100)	Reynolds Consumer Products Inc	USD	(641)	(22)	(22)	(1.3)
(4,875)	RH	USD	(2,079)	120	120	6.9
(133,586)	Robinhood Markets Inc	USD	(1,480)	(124)	(124)	(7.1)
(8,700)	Royal Gold Inc	USD	(948)	(107)	(107)	(6.1)
(5,900)	Safehold Inc	USD	(384)	21	21	1.2
(33,800)	Sentinelone Inc	USD	(1,554)	152	152	8.7
(8,500)	Servisfirst Bancshares Inc	USD	(730)	(13)	(13)	(0.7)
(200,500)	Sofi Technologies Inc	USD	(2,522)	226	226	13.0
(16,377)	Southstate Corporation	USD	(1,482)	1	1	0.1
(3,300)	Sps Commerce Inc	USD	(432)	3	3	0.2
(75,000)	Sunrun Inc	USD	(1,846)	(200)	(200)	(11.5)
(3,762)	Svb Financial Group	USD	(2,427)	147	147	8.4
(33,100)	The Wendy'S Co	USD	(769)	16	16	0.9
(28,000)	Toast Inc	USD	(787)	210	210	12.1
(23,400)	Tripadvisor Inc	USD	(704)	108	108	6.2
(29,900)	Tusimple Holdings Inc	USD	(534)	13	13	0.7
(7,550)	Upstart Holdings Inc	USD	(824)	(454)	(454)	(26.1)
(224,000)	Uwm Holdings Corporation	USD	(1,035)	62	62	3.6
(22,400)	Vf Corp	USD	(1,379)	79	79	4.5
(24,700)	Vornado Realty Trust	USD	(1,076)	7	7	0.4
(15,800)	Western Alliance Bancorp	USD	(1,549)	62	62	3.6
(23,556)	Wolfspeed Inc	USD	(2,520)	100	100	5.7
(14,750)	Zillow Group Inc	USD	(961)	124	124	7.1
			$(96,826)	$1,740	$1,740	100.0%

Percentages are based on Net Assets of $1,562,022 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MXN — Mexican Peso
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,425,911	–	–	1,425,911
Cash Equivalent	86,806	–	–	86,806
Total Investments in Securities	1,512,717	–	–	1,512,717

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(359)	–	–	(359)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	–	(1,249)	–	(1,249)
Total Other Financial Instruments	(359)	(1,249)	–	(1,608)

*Futures and swap contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Disciplined Equity Fund (Concluded)

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$3,789	$(3,789)	$—	$—	$—	—	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	81,714	741,759	(736,668)	1	—	86,806	86,805,876	6	—
Totals	$81,714	$745,548	$(740,457)	$1	$-	$86,806		$6	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.7%

Communication Services — 9.1%
Activision Blizzard Inc	39,556	$3,224
Alphabet Inc, Cl A *	15,418	41,646
Alphabet Inc, Cl C *	14,399	38,846
Altice USA Inc, Cl A *	11,900	138
AT&T Inc	366,185	8,675
Cable One Inc	257	368
Charter Communications Inc, Cl A *	6,397	3,850
Comcast Corp, Cl A	233,850	10,935
Discovery Inc, Cl A *	9,300	261
Discovery Inc, Cl C *	16,100	450
DISH Network Corp, Cl A *	12,726	407
Electronic Arts Inc	14,665	1,908
Fox Corp	23,527	956
IAC/InterActiveCorp *	3,932	451
Interpublic Group of Cos Inc/The	20,345	749
Liberty Broadband Corp, Cl A *	1,280	185
Liberty Broadband Corp, Cl C *	7,278	1,068
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	90
Liberty Media Corp-Liberty Formula One, Cl C *	10,200	619
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	202
Liberty Media Corp-Liberty SiriusXM, Cl C *	8,521	429
Live Nation Entertainment Inc *	7,100	858
Loyalty Ventures Inc *	1,044	25
Lumen Technologies Inc (A)	52,206	541
Madison Square Garden Sports Corp, Cl A *	1,086	188
Match Group Inc *	14,496	1,616
Meta Platforms Inc, Cl A *	121,200	25,577
Netflix Inc *	22,200	8,758
New York Times Co/The, Cl A	8,800	387
News Corp	6,900	155
News Corp, Cl A	19,946	445
Nexstar Media Group Inc, Cl A	1,900	352
Omnicom Group Inc	10,744	901
Paramount Global, Cl A	715	24
Paramount Global, Cl B	30,086	921
Pinterest Inc, Cl A *	29,300	784
Playtika Holding Corp *	4,700	97
Roku Inc, Cl A *	5,800	809
Sirius XM Holdings Inc (A)	46,800	288
Skillz Inc, Cl A *(A)	16,100	50
Spotify Technology SA *	7,000	1,093
Take-Two Interactive Software Inc *	5,800	940
T-Mobile US Inc *	30,392	3,745
TripAdvisor Inc *	5,767	147
Twitter Inc *	39,360	1,399
Verizon Communications Inc	212,476	11,403
Vimeo Inc *	7,357	96
Walt Disney Co/The *	93,050	13,814

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Wrestling Entertainment Inc, Cl A	2,200	$130
Zynga Inc, Cl A *	52,600	478

		191,478
Consumer Discretionary — 11.7%
Advance Auto Parts Inc	3,308	676
Amazon.com Inc *	22,252	68,342
Aptiv PLC *	13,800	1,786
Aramark	11,600	429
AutoNation Inc *	2,132	244
AutoZone Inc *	1,107	2,063
Bath & Body Works Inc	11,757	627
Best Buy Co Inc	12,647	1,222
Booking Holdings Inc *	2,132	4,631
BorgWarner Inc	12,264	503
Boyd Gaming Corp	4,500	319
Bright Horizons Family Solutions Inc *	3,200	418
Brunswick Corp/DE	3,900	373
Burlington Stores Inc *	3,500	791
Caesars Entertainment Inc *	10,500	884
Capri Holdings Ltd *	7,400	501
CarMax Inc *	8,360	914
Carnival Corp, Cl A *	43,600	886
Carter's Inc	2,400	232
Carvana Co, Cl A *	4,100	617
Chegg Inc *	7,900	247
Chipotle Mexican Grill Inc, Cl A *	1,419	2,162
Choice Hotels International Inc	1,884	272
Churchill Downs Inc	2,000	482
Columbia Sportswear Co	2,000	185
Darden Restaurants Inc	6,668	968
Deckers Outdoor Corp *	1,400	404
Dick's Sporting Goods Inc	3,258	342
Dollar General Corp	11,800	2,340
Dollar Tree Inc *	11,434	1,625
Domino's Pizza Inc	1,900	821
DoorDash Inc, Cl A *	7,700	808
DR Horton Inc	16,768	1,432
DraftKings Inc, Cl A *(A)	16,600	393
eBay Inc	32,211	1,758
Etsy Inc *	6,400	991
Expedia Group Inc *	7,422	1,456
Five Below Inc *	2,800	458
Floor & Decor Holdings Inc, Cl A *	4,800	459
Foot Locker Inc	4,169	132
Ford Motor Co	201,384	3,536
Frontdoor Inc *	4,700	141
GameStop Corp, Cl A *(A)	3,200	395
Gap Inc/The	11,221	163
Garmin Ltd	7,700	850
General Motors Co *	70,500	3,294
Gentex Corp	12,864	390

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genuine Parts Co	7,111	$869
Grand Canyon Education Inc *	2,300	200
H&R Block Inc	9,825	244
Hanesbrands Inc	17,772	275
Harley-Davidson Inc	7,803	322
Hasbro Inc	6,567	637
Hayward Holdings Inc *	2,100	38
Hilton Worldwide Holdings Inc *	13,833	2,059
Home Depot Inc/The	54,533	17,223
Hyatt Hotels Corp, Cl A *	2,600	253
Kohl's Corp	7,619	424
Las Vegas Sands Corp *	16,993	728
Lear Corp	3,100	488
Leggett & Platt Inc	7,212	267
Lennar Corp, Cl A	13,990	1,257
Lennar Corp, Cl B	713	54
Leslie's Inc *	6,100	130
Lithia Motors Inc, Cl A	1,500	511
LKQ Corp	13,100	615
Lowe's Cos Inc	35,510	7,850
Lululemon Athletica Inc *	5,900	1,888
Marriott International Inc/MD, Cl A *	13,994	2,381
Marriott Vacations Worldwide Corp	2,300	370
Mattel Inc *	17,642	441
McDonald's Corp	38,280	9,370
MGM Resorts International	19,939	883
Mister Car Wash Inc *	3,900	63
Mohawk Industries Inc *	2,866	404
Newell Brands Inc	19,493	463
NIKE Inc, Cl B	63,568	8,680
Nordstrom Inc *	6,912	143
Norwegian Cruise Line Holdings Ltd *(A)	18,900	368
NVR Inc *	154	764
Ollie's Bargain Outlet Holdings Inc *	3,700	160
O'Reilly Automotive Inc *	3,440	2,233
Peloton Interactive Inc, Cl A *	13,300	387
Penn National Gaming Inc *	8,500	436
Penske Automotive Group Inc	1,800	177
Petco Health & Wellness Co Inc, Cl A *(A)	3,300	58
Planet Fitness Inc, Cl A *	4,300	364
Polaris Inc (A)	2,900	352
Pool Corp	2,000	917
PulteGroup Inc	12,245	608
PVH Corp	3,900	382
QuantumScape Corp, Cl A *(A)	13,000	210
Qurate Retail Inc *	20,930	115
Ralph Lauren Corp, Cl A	2,480	327
RH *	800	322
Rivian Automotive Inc, Cl A *(A)	7,400	500
Ross Stores Inc	17,676	1,615
Royal Caribbean Cruises Ltd *	11,200	904
Service Corp International/US	8,394	511

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Six Flags Entertainment Corp *	4,400	$192
Skechers USA Inc, Cl A *	6,100	281
Starbucks Corp	60,312	5,536
Tapestry Inc	14,367	588
Target Corp	24,975	4,989
Tempur Sealy International Inc	8,900	294
Terminix Global Holdings Inc *	6,000	255
Tesla Inc *	41,485	36,110
Thor Industries Inc	2,900	262
TJX Cos Inc/The	61,716	4,079
Toll Brothers Inc	5,051	274
TopBuild Corp *	1,800	386
Tractor Supply Co	5,800	1,182
Travel + Leisure Co	4,768	267
Ulta Beauty Inc *	2,752	1,031
Under Armour Inc, Cl A *	10,700	191
Under Armour Inc, Cl C *(A)	11,321	177
Vail Resorts Inc	2,000	521
VF Corp	16,468	955
Victoria's Secret & Co *	3,852	207
Vroom Inc *	6,400	39
Wayfair Inc, Cl A *(A)	4,000	564
Wendy's Co/The	10,075	229
Whirlpool Corp	2,916	587
Williams-Sonoma Inc	3,962	574
Wyndham Hotels & Resorts Inc	4,468	386
Wynn Resorts Ltd *	5,396	467
YETI Holdings Inc *	4,700	289
Yum China Holdings Inc	21,948	1,142
Yum! Brands Inc	15,148	1,857

		248,113
Consumer Staples — 5.9%
Albertsons Cos Inc, Cl A	8,200	239
Altria Group Inc	94,940	4,870
Archer-Daniels-Midland Co	28,579	2,242
Beyond Meat Inc *(A)	3,200	150
Boston Beer Co Inc/The, Cl A *	500	192
Brown-Forman Corp, Cl A	2,200	134
Brown-Forman Corp, Cl B	9,417	614
Bunge Ltd	7,100	742
Campbell Soup Co	9,978	449
Casey's General Stores Inc	1,900	357
Church & Dwight Co Inc	12,514	1,225
Clorox Co/The	6,303	919
Coca-Cola Co/The	199,040	12,388
Colgate-Palmolive Co	42,650	3,282
Conagra Brands Inc	24,176	845
Constellation Brands Inc, Cl A	8,031	1,732
Costco Wholesale Corp	22,681	11,777
Coty Inc, Cl A *	14,922	137
Darling Ingredients Inc *	8,300	602

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	11,708	$3,469
Flowers Foods Inc	10,325	283
Freshpet Inc *	2,200	210
General Mills Inc	30,992	2,090
Grocery Outlet Holding Corp *	5,000	139
Hain Celestial Group Inc/The *	4,800	175
Herbalife Nutrition Ltd *	5,700	203
Hershey Co/The	7,498	1,517
Hormel Foods Corp	14,556	693
Ingredion Inc	3,500	311
J M Smucker Co/The	5,211	702
Kellogg Co (A)	12,703	812
Keurig Dr Pepper Inc	36,000	1,392
Kimberly-Clark Corp	17,218	2,241
Kraft Heinz Co/The	35,502	1,392
Kroger Co/The	37,246	1,743
Lamb Weston Holdings Inc	7,462	496
McCormick & Co Inc/MD	12,686	1,207
Molson Coors Beverage Co, Cl B	9,162	478
Mondelez International Inc, Cl A	71,506	4,682
Monster Beverage Corp *	19,187	1,619
Olaplex Holdings Inc *	4,200	70
PepsiCo Inc	70,852	11,601
Philip Morris International Inc	79,868	8,072
Pilgrim's Pride Corp *	2,900	68
Post Holdings Inc *	3,100	326
Procter & Gamble Co/The	123,354	19,230
Reynolds Consumer Products Inc	3,100	92
Seaboard Corp	16	62
Spectrum Brands Holdings Inc	1,818	169
Sysco Corp	26,448	2,304
Tyson Foods Inc, Cl A	14,765	1,368
US Foods Holding Corp *	11,700	457
Walgreens Boots Alliance Inc	37,025	1,707
Walmart Inc	73,579	9,945

		124,221
Energy — 3.5%
Antero Midstream Corp	18,600	187
APA Corp	17,459	622
Baker Hughes Co, Cl A	37,740	1,109
Cheniere Energy Inc	11,900	1,581
Chevron Corp	99,198	14,284
ConocoPhillips	67,655	6,418
Continental Resources Inc/OK (A)	3,400	188
Coterra Energy Inc, Cl A	40,281	940
Devon Energy Corp	34,627	2,062
Diamondback Energy Inc	9,117	1,259
DT Midstream Inc	4,882	259
EOG Resources Inc	29,890	3,435
EQT Corp	15,419	357
Exxon Mobil Corp	217,138	17,028

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Halliburton Co	45,136	$1,513
Hess Corp	14,112	1,426
HollyFrontier Corp *	7,626	232
Kinder Morgan Inc	100,322	1,746
Marathon Oil Corp	40,176	906
Marathon Petroleum Corp	31,319	2,439
New Fortress Energy Inc, Cl A	1,500	41
NOV Inc	19,280	331
Occidental Petroleum Corp	43,519	1,903
ONEOK Inc	22,858	1,493
Phillips 66	22,488	1,894
Pioneer Natural Resources Co	11,032	2,643
Schlumberger NV	71,455	2,804
Targa Resources Corp	11,700	765
Texas Pacific Land Corp	300	357
Valero Energy Corp	21,036	1,757
Williams Cos Inc/The	62,496	1,955

		73,934
Financials — 11.9%
Affiliated Managers Group Inc	1,820	252
Aflac Inc	33,712	2,060
AGNC Investment Corp ‡	26,859	347
Alleghany Corp *	699	463
Allstate Corp/The	14,725	1,802
Ally Financial Inc	17,300	863
American Express Co	32,172	6,259
American Financial Group Inc/OH	3,514	476
American International Group Inc	42,623	2,610
Ameriprise Financial Inc	5,680	1,703
Annaly Capital Management Inc ‡	71,611	498
Aon PLC, Cl A	11,078	3,236
Apollo Global Management Inc	18,519	1,209
Arch Capital Group Ltd *	19,000	895
Ares Management Corp, Cl A	7,600	616
Arthur J Gallagher & Co	10,404	1,646
Assurant Inc	2,893	491
Assured Guaranty Ltd	3,700	229
Axis Capital Holdings Ltd	3,800	208
Bank of America Corp	369,263	16,321
Bank of Hawaii Corp	2,282	197
Bank of New York Mellon Corp/The	39,009	2,073
Bank OZK	6,400	301
Berkshire Hathaway Inc, Cl B *	94,000	30,216
BlackRock Inc, Cl A	7,285	5,419
Blackstone Inc, Cl A	35,100	4,474
BOK Financial Corp	1,775	182
Brighthouse Financial Inc *	4,028	210
Brown & Brown Inc	12,148	821
Capital One Financial Corp	21,825	3,345
Carlyle Group Inc/The	8,300	389
Cboe Global Markets Inc	5,500	645

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Charles Schwab Corp/The	77,140	$6,515
Chubb Ltd	22,091	4,499
Cincinnati Financial Corp	7,586	931
Citigroup Inc	101,604	6,018
Citizens Financial Group Inc	21,600	1,132
CME Group Inc, Cl A	18,370	4,345
CNA Financial Corp	1,500	69
Comerica Inc	6,753	645
Commerce Bancshares Inc/MO	5,747	413
Credit Acceptance Corp *(A)	400	220
Cullen/Frost Bankers Inc	3,068	432
Discover Financial Services	14,989	1,850
East West Bancorp Inc	7,200	630
Equitable Holdings Inc	18,800	614
Erie Indemnity Co, Cl A	1,419	248
Evercore Inc, Cl A	2,000	254
Everest Re Group Ltd	2,000	597
FactSet Research Systems Inc	1,925	782
Fidelity National Financial Inc	13,952	665
Fifth Third Bancorp	34,882	1,669
First American Financial Corp	5,400	362
First Citizens BancShares Inc/NC, Cl A	600	473
First Hawaiian Inc	6,600	192
First Horizon Corp	27,456	645
First Republic Bank/CA	9,200	1,594
FNB Corp/PA	17,100	230
Franklin Resources Inc	14,749	439
Globe Life Inc	5,087	514
GoHealth Inc, Cl A *	3,000	7
Goldman Sachs Group Inc/The	16,875	5,759
Hanover Insurance Group Inc/The	1,993	278
Hartford Financial Services Group Inc/The	17,410	1,210
Huntington Bancshares Inc/OH	74,282	1,153
Interactive Brokers Group Inc, Cl A	4,100	271
Intercontinental Exchange Inc	28,600	3,664
Invesco Ltd	17,600	374
Janus Henderson Group PLC	9,400	316
Jefferies Financial Group Inc	11,706	416
JPMorgan Chase & Co	150,570	21,351
Kemper Corp	3,300	176
KeyCorp	46,451	1,165
KKR & Co Inc	28,700	1,725
Lazard Ltd, Cl A (B)	4,100	142
Lemonade Inc *(A)	2,100	53
Lincoln National Corp	9,288	626
Loews Corp	10,736	659
LPL Financial Holdings Inc	4,100	742
M&T Bank Corp	6,557	1,195
Markel Corp *	680	845
MarketAxess Holdings Inc	1,900	725
Marsh & McLennan Cos Inc	26,165	4,066
Mercury General Corp	1,496	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MetLife Inc	36,809	$2,486
MGIC Investment Corp	16,600	252
Moody's Corp	8,327	2,682
Morgan Stanley	68,914	6,253
Morningstar Inc	1,200	337
MSCI Inc, Cl A	4,100	2,057
Nasdaq Inc	6,010	1,029
New Residential Investment Corp ‡	24,100	250
New York Community Bancorp Inc	25,372	293
Northern Trust Corp	10,605	1,208
Old Republic International Corp	13,590	358
OneMain Holdings Inc, Cl A	5,900	301
PacWest Bancorp	5,900	292
People's United Financial Inc	20,034	422
Pinnacle Financial Partners Inc	3,800	384
PNC Financial Services Group Inc/The	21,722	4,328
Popular Inc	4,053	372
Primerica Inc	1,900	247
Principal Financial Group Inc	13,608	961
Progressive Corp/The	29,980	3,176
Prosperity Bancshares Inc	4,600	342
Prudential Financial Inc	19,463	2,173
Raymond James Financial Inc	9,331	1,023
Regions Financial Corp	49,087	1,187
Reinsurance Group of America Inc, Cl A	3,499	388
RenaissanceRe Holdings Ltd	2,300	347
Rocket Cos Inc, Cl A *(A)	7,200	93
S&P Global Inc	17,777	6,679
SEI Investments Co. †	5,442	319
Signature Bank/New York NY	3,100	1,069
SLM Corp	14,231	280
Starwood Property Trust Inc ‡	15,500	370
State Street Corp	18,379	1,568
Stifel Financial Corp	5,200	382
SVB Financial Group *	2,900	1,757
Synchrony Financial	28,018	1,199
Synovus Financial Corp	7,896	416
T Rowe Price Group Inc	11,630	1,681
TFS Financial Corp	2,500	43
Tradeweb Markets Inc, Cl A	5,300	448
Travelers Cos Inc/The	12,675	2,178
Truist Financial Corp	68,863	4,285
Umpqua Holdings Corp	11,300	241
Unum Group	10,405	290
Upstart Holdings Inc *(A)	2,400	379
US Bancorp	68,697	3,884
UWM Holdings Corp	2,300	10
Virtu Financial Inc, Cl A	4,500	158
Voya Financial Inc (A)	5,300	357
W R Berkley Corp	7,321	661
Webster Financial Corp	9,146	551
Wells Fargo & Co	205,066	10,944

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Alliance Bancorp	4,900	$459
White Mountains Insurance Group Ltd	179	188
Willis Towers Watson PLC	6,362	1,414
Wintrust Financial Corp	3,100	308
Zions Bancorp NA	8,202	581

		250,773
Health Care — 13.0%
10X Genomics Inc, Cl A *	4,000	326
Abbott Laboratories	89,037	10,740
AbbVie Inc	90,601	13,388
ABIOMED Inc *	2,200	684
Acadia Healthcare Co Inc *	4,700	266
Adaptive Biotechnologies Corp *	5,800	84
Agilent Technologies Inc	15,664	2,042
agilon health Inc *	8,800	178
Align Technology Inc *	4,000	2,046
Alnylam Pharmaceuticals Inc *	6,100	963
Amedisys Inc *	1,600	256
AmerisourceBergen Corp, Cl A	7,724	1,101
Amgen Inc	29,158	6,604
Anthem Inc	12,531	5,662
Avantor Inc *	31,100	1,079
Baxter International Inc	25,315	2,151
Becton Dickinson and Co	14,670	3,980
Biogen Inc *	7,500	1,583
BioMarin Pharmaceutical Inc *	9,400	734
Bio-Rad Laboratories Inc, Cl A *	1,100	688
Bio-Techne Corp	1,941	814
Boston Scientific Corp *	72,539	3,204
Bristol-Myers Squibb Co	114,519	7,864
Bruker Corp	5,200	366
Cardinal Health Inc	14,529	785
Catalent Inc *	8,800	898
Centene Corp *	29,458	2,434
Cerner Corp	15,196	1,417
Certara Inc *	5,700	144
Change Healthcare Inc *	13,808	296
Charles River Laboratories International Inc *	2,543	740
Chemed Corp	700	335
Cigna Corp	16,802	3,995
Cooper Cos Inc/The	2,504	1,024
CureVac NV *(A)	2,900	49
CVS Health Corp	67,499	6,996
Danaher Corp	32,502	8,919
DaVita Inc *	3,685	415
Definitive Healthcare Corp, Cl A *	600	14
DENTSPLY SIRONA Inc	11,166	604
Dexcom Inc *	4,900	2,028
Edwards Lifesciences Corp *	31,784	3,572
Elanco Animal Health Inc *	23,737	674

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eli Lilly & Co	43,471	$10,866
Encompass Health Corp	5,100	337
Envista Holdings Corp *	8,200	394
Exact Sciences Corp *	8,600	671
Exelixis Inc *	15,800	324
Figs Inc, Cl A *	5,100	84
Gilead Sciences Inc	64,434	3,892
Globus Medical Inc, Cl A *	4,000	281
Guardant Health Inc *	4,400	292
HCA Healthcare Inc	12,600	3,154
Henry Schein Inc *	7,168	619
Hologic Inc *	12,900	918
Horizon Therapeutics Plc *	11,300	1,030
Humana Inc	6,675	2,899
ICU Medical Inc *	1,000	237
IDEXX Laboratories Inc *	4,304	2,291
Illumina Inc *	7,505	2,451
Incyte Corp *	9,600	656
Insulet Corp *	3,400	900
Integra LifeSciences Holdings Corp *	4,100	275
Intuitive Surgical Inc *	18,215	5,288
Ionis Pharmaceuticals Inc *	7,200	240
Iovance Biotherapeutics Inc *	8,300	130
IQVIA Holdings Inc *	9,813	2,258
Jazz Pharmaceuticals PLC *	3,100	426
Johnson & Johnson	135,109	22,235
Laboratory Corp of America Holdings *	4,990	1,354
Maravai LifeSciences Holdings Inc, Cl A *	5,700	223
Masimo Corp *	2,400	378
McKesson Corp	7,770	2,136
Medtronic PLC	68,826	7,226
Merck & Co Inc	129,843	9,943
Mettler-Toledo International Inc *	1,149	1,619
Mirati Therapeutics Inc *	2,100	185
Moderna Inc *	17,400	2,673
Molina Healthcare Inc *	2,900	890
Natera Inc *	4,300	283
Nektar Therapeutics, Cl A *	8,700	89
Neurocrine Biosciences Inc *	4,500	404
Novavax Inc *(A)	4,000	333
Novocure Ltd *	5,200	426
Oak Street Health Inc *(A)	5,800	102
Organon & Co	12,654	472
Penumbra Inc *	1,800	399
PerkinElmer Inc	6,534	1,174
Perrigo Co PLC	7,800	277
Pfizer Inc	286,222	13,435
Premier Inc, Cl A	6,800	244
QIAGEN NV *	11,640	578
Quest Diagnostics Inc	6,244	820
Quidel Corp *	1,600	169
Regeneron Pharmaceuticals Inc *	5,106	3,157

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Repligen Corp *	2,800	$551
ResMed Inc	7,212	1,780
Royalty Pharma PLC, Cl A	16,800	660
Sage Therapeutics Inc *	3,100	113
Sarepta Therapeutics Inc *	3,900	299
Seagen Inc *	6,500	838
Signify Health Inc, Cl A *	1,500	21
Sotera Health Co *	4,500	98
STERIS PLC	4,400	1,056
Stryker Corp	17,904	4,715
Syneos Health Inc, Cl A *	5,200	412
Tandem Diabetes Care Inc *	3,300	372
Teladoc Health Inc *	7,853	596
Teleflex Inc	2,340	787
Thermo Fisher Scientific Inc	20,125	10,948
Ultragenyx Pharmaceutical Inc *	3,500	236
United Therapeutics Corp *	2,300	382
UnitedHealth Group Inc	48,220	22,946
Universal Health Services Inc, Cl B	3,576	515
Veeva Systems Inc, Cl A *	7,100	1,626
Vertex Pharmaceuticals Inc *	12,900	2,967
Viatris Inc, Cl W *	61,022	672
Waters Corp *	2,973	942
West Pharmaceutical Services Inc	3,800	1,471
Zimmer Biomet Holdings Inc	10,725	1,364
Zoetis Inc, Cl A	24,344	4,714

		275,360
Industrials — 8.5%
3M Co	29,633	4,405
A O Smith Corp	6,400	439
Acuity Brands Inc	1,900	347
ADT Inc	6,700	49
Advanced Drainage Systems Inc	3,100	362
AECOM	6,616	481
AGCO Corp	3,300	397
Air Lease Corp, Cl A	5,300	221
Alaska Air Group Inc *	6,200	348
Allegion plc	4,566	523
Allison Transmission Holdings Inc, Cl A	5,300	212
AMERCO *	400	231
American Airlines Group Inc *(A)	31,900	550
AMETEK Inc	11,528	1,496
Armstrong World Industries Inc	2,400	212
Axon Enterprise Inc *	3,300	463
AZEK Co Inc/The, Cl A *	6,100	180
Boeing Co/The *	27,493	5,645
Booz Allen Hamilton Holding Corp, Cl A	6,800	549
Builders FirstSource Inc *	9,700	722
BWX Technologies Inc	4,750	254
CACI International Inc, Cl A *	1,300	364
Carlisle Cos Inc	2,666	633

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carrier Global Corp	44,378	$1,992
Caterpillar Inc	27,747	5,205
CH Robinson Worldwide Inc	6,648	643
ChargePoint Holdings Inc *(A)	12,000	174
Cintas Corp	4,457	1,673
Clarivate PLC *	22,600	339
Clean Harbors Inc *	2,600	248
Colfax Corp *	6,500	261
Copa Holdings SA, Cl A *	1,800	153
Copart Inc *	10,436	1,282
Core & Main Inc, Cl A *	1,900	43
CoStar Group Inc *	19,500	1,190
Crane Co	2,600	263
CSX Corp	113,788	3,859
Cummins Inc	7,312	1,493
Curtiss-Wright Corp	1,700	251
Deere & Co	14,319	5,155
Delta Air Lines Inc *	32,900	1,313
Donaldson Co Inc	5,944	323
Dover Corp	7,457	1,170
Driven Brands Holdings Inc *	2,400	70
Dun & Bradstreet Holdings Inc *	8,900	165
Eaton Corp PLC	20,516	3,165
Emerson Electric Co	30,610	2,844
Equifax Inc	6,256	1,366
Expeditors International of Washington Inc	8,648	894
Fastenal Co	28,748	1,479
FedEx Corp	12,644	2,810
Flowserve Corp	6,800	207
Fluence Energy Inc, Cl A *	1,700	23
Fortive Corp	16,853	1,091
Fortune Brands Home & Security Inc	6,620	575
FTI Consulting Inc *	1,500	219
Gates Industrial Corp PLC *	2,800	45
Generac Holdings Inc *	3,200	1,010
General Dynamics Corp	12,872	3,018
General Electric Co	56,070	5,355
Graco Inc	8,872	640
GXO Logistics Inc *	5,000	420
HEICO Corp	2,310	341
HEICO Corp, Cl A	4,021	494
Hexcel Corp	4,400	255
Honeywell International Inc	35,590	6,753
Howmet Aerospace Inc	19,167	688
Hubbell Inc, Cl B	2,692	480
Huntington Ingalls Industries Inc	1,937	396
IAA Inc *	7,100	261
IDEX Corp	3,893	747
Illinois Tool Works Inc	16,180	3,500
Ingersoll Rand Inc	20,265	1,024
ITT Inc	4,551	400
Jacobs Engineering Group Inc	6,584	810

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JB Hunt Transport Services Inc	4,252	$863
JetBlue Airways Corp *	17,600	269
Johnson Controls International plc	36,766	2,388
Kirby Corp *	3,100	202
Knight-Swift Transportation Holdings Inc, Cl A	8,300	452
L3Harris Technologies Inc	10,134	2,557
Landstar System Inc	2,065	319
Legalzoom.com Inc *	1,000	16
Leidos Holdings Inc	7,273	741
Lennox International Inc	1,720	459
Lincoln Electric Holdings Inc	2,900	370
Lockheed Martin Corp	12,673	5,498
Lyft Inc, Cl A *	14,900	580
ManpowerGroup Inc	2,984	317
Masco Corp	12,379	694
MasTec Inc *	3,100	244
MDU Resources Group Inc	10,421	279
Mercury Systems Inc *	3,300	199
Middleby Corp/The *	2,800	497
MSA Safety Inc	1,900	264
MSC Industrial Direct Co Inc, Cl A	2,320	180
Nielsen Holdings PLC	18,300	319
Nordson Corp	3,000	679
Norfolk Southern Corp	12,533	3,215
Northrop Grumman Corp	7,678	3,395
nVent Electric PLC	8,573	291
Old Dominion Freight Line Inc	5,200	1,633
Oshkosh Corp	3,559	395
Otis Worldwide Corp	21,939	1,718
Owens Corning	5,000	466
PACCAR Inc	17,596	1,616
Parker-Hannifin Corp	6,604	1,957
Pentair PLC	8,873	514
Plug Power Inc *	27,400	693
Quanta Services Inc	7,400	806
Raytheon Technologies Corp	76,762	7,883
Regal Rexnord Corp	3,476	557
Republic Services Inc, Cl A	10,842	1,304
Robert Half International Inc	5,676	683
Rockwell Automation Inc	6,004	1,601
Rollins Inc	11,237	367
Roper Technologies Inc	5,400	2,420
Ryder System Inc	2,706	213
Schneider National Inc, Cl B	3,000	78
Science Applications International Corp	3,000	263
Sensata Technologies Holding PLC *	7,800	452
Shoals Technologies Group Inc, Cl A *	5,500	87
SiteOne Landscape Supply Inc *	2,400	414
Snap-on Inc	2,691	566
Southwest Airlines Co *	30,420	1,332
Spirit AeroSystems Holdings Inc, Cl A	5,400	270

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stanley Black & Decker Inc	8,293	$1,349
Stericycle Inc *	4,726	276
Sunrun Inc *	10,900	297
Textron Inc	11,322	828
Timken Co/The	3,269	214
Toro Co/The	5,440	510
Trane Technologies PLC	12,200	1,878
TransDigm Group Inc *	2,593	1,728
TransUnion	9,700	880
Trex Co Inc *	5,500	505
TuSimple Holdings Inc, Cl A *(A)	6,800	118
Uber Technologies Inc *	82,900	2,987
Union Pacific Corp	32,932	8,100
United Airlines Holdings Inc *	16,600	737
United Parcel Service Inc, Cl B	37,141	7,815
United Rentals Inc *	3,600	1,158
Univar Solutions Inc *	7,200	221
Valmont Industries Inc	1,100	238
Verisk Analytics Inc, Cl A	8,000	1,419
Vertiv Holdings Co, Cl A	15,600	203
Virgin Galactic Holdings Inc *(A)	8,000	77
Waste Management Inc	21,594	3,118
Watsco Inc	1,700	464
Westinghouse Air Brake Technologies Corp	8,837	820
Woodward Inc	3,000	374
WW Grainger Inc	2,387	1,139
XPO Logistics Inc *	5,000	363
Xylem Inc/NY	9,302	827

		179,876
Information Technology — 28.0%
Accenture PLC, Cl A	32,600	10,302
Adobe Inc *	24,502	11,459
Advanced Micro Devices Inc *	83,813	10,338
Akamai Technologies Inc *	8,118	879
Allegro MicroSystems Inc *	2,900	83
Alliance Data Systems Corp	2,612	176
Alteryx Inc, Cl A *	3,200	199
Amdocs Ltd	6,600	519
Amphenol Corp, Cl A	29,868	2,270
Analog Devices Inc	27,503	4,408
Anaplan Inc *	7,300	346
ANSYS Inc *	4,400	1,426
Apple Inc	791,963	130,769
Applied Materials Inc	46,355	6,221
Arista Networks Inc *	12,400	1,522
Arrow Electronics Inc *	3,689	450
Aspen Technology Inc *	3,500	533
Atlassian Corp PLC, Cl A *	7,200	2,201
Autodesk Inc *	11,337	2,497
Automatic Data Processing Inc	21,792	4,455
Avalara Inc *	4,300	447

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avnet Inc	5,610	$236
Azenta Inc	4,000	350
Bentley Systems Inc, Cl B	7,400	284
Bill.com Holdings Inc *	4,700	1,118
Black Knight Inc *	7,800	438
Block Inc, Cl A *	24,700	3,149
Broadcom Inc	20,432	12,003
Broadridge Financial Solutions Inc	5,873	859
C3.ai Inc, Cl A *	3,200	72
Cadence Design Systems Inc *	14,163	2,145
CDK Global Inc	6,597	299
CDW Corp/DE	6,900	1,190
Ceridian HCM Holding Inc *	6,500	474
Ciena Corp *	8,000	547
Cirrus Logic Inc *	3,000	261
Cisco Systems Inc/Delaware	216,627	12,081
Citrix Systems Inc	6,287	644
Cloudflare Inc, Cl A *	12,800	1,490
Cognex Corp	8,800	595
Cognizant Technology Solutions Corp, Cl A	26,676	2,298
Coherent Inc *	1,300	344
CommScope Holding Co Inc *	10,800	103
Concentrix Corp	2,200	440
Corning Inc	39,158	1,582
Coupa Software Inc *	3,900	472
Crowdstrike Holdings Inc, Cl A *	10,200	1,991
Datadog Inc, Cl A *	13,100	2,111
Datto Holding Corp *	1,600	38
Dell Technologies Inc, Cl C	13,842	705
DocuSign Inc, Cl A *	10,000	1,184
Dolby Laboratories Inc, Cl A	3,543	266
DoubleVerify Holdings Inc *	2,800	77
Dropbox Inc, Cl A *	13,300	302
Duck Creek Technologies Inc *	3,700	87
DXC Technology Co *	12,936	440
Dynatrace Inc *	10,200	453
Elastic NV *	3,700	321
Enphase Energy Inc *	6,600	1,100
Entegris Inc	6,900	900
EPAM Systems Inc *	2,700	561
Euronet Worldwide Inc *	2,600	333
Everbridge Inc *	2,100	83
F5 Inc *	3,131	629
Fair Isaac Corp *	1,400	660
Fastly Inc, Cl A *(A)	5,800	108
Fidelity National Information Services Inc	31,348	2,985
First Solar Inc *	4,900	369
Fiserv Inc *	30,574	2,986
Five9 Inc *	3,600	396
FleetCor Technologies Inc *	4,100	960
Fortinet Inc *	6,800	2,343
Gartner Inc *	4,010	1,124

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genpact Ltd	9,200	$385
Global Payments Inc	14,752	1,968
GLOBALFOUNDRIES Inc *(A)	2,700	164
Globant SA *	2,100	575
GoDaddy Inc, Cl A *	8,600	717
Guidewire Software Inc *	4,200	370
Hewlett Packard Enterprise Co	65,970	1,050
HP Inc	59,170	2,033
HubSpot Inc *	2,300	1,207
Informatica Inc, Cl A *	1,700	34
Intel Corp	207,258	9,886
International Business Machines Corp	45,901	5,623
Intuit Inc	13,652	6,476
IPG Photonics Corp *	2,000	261
Jabil Inc	7,274	421
Jack Henry & Associates Inc	3,800	672
Jamf Holding Corp *	2,600	89
Juniper Networks Inc	16,925	572
Keysight Technologies Inc *	9,332	1,469
KLA Corp	7,809	2,721
Kyndryl Holdings Inc *	9,559	152
Lam Research Corp	7,252	4,071
Littelfuse Inc	1,300	336
Lumentum Holdings Inc *	4,000	395
Mandiant Inc *	13,200	261
Manhattan Associates Inc *	3,300	441
Marvell Technology Inc	42,238	2,886
Mastercard Inc, Cl A	44,900	16,201
McAfee Corp, Cl A	4,300	112
Microchip Technology Inc	28,030	1,971
Micron Technology Inc	57,616	5,120
Microsoft Corp	386,716	115,547
MKS Instruments Inc	2,600	392
MongoDB Inc, Cl A *	3,300	1,261
Monolithic Power Systems Inc	2,300	1,055
Motorola Solutions Inc	8,414	1,855
N-able Inc *	2,100	24
National Instruments Corp	6,804	273
nCino Inc *	2,900	133
NCR Corp *	7,089	287
NetApp Inc	11,455	898
New Relic Inc *	2,700	179
NortonLifeLock Inc	28,448	824
Nuance Communications Inc *	14,700	816
Nutanix Inc, Cl A *	10,700	286
NVIDIA Corp	122,624	29,902
NXP Semiconductors NV	13,600	2,586
Okta Inc, Cl A *	6,500	1,188
ON Semiconductor Corp *	21,800	1,365
Oracle Corp	84,620	6,429
Palantir Technologies Inc, Cl A *	85,700	1,016
Palo Alto Networks Inc *	4,900	2,912

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paychex Inc	16,707	$1,989
Paycom Software Inc *	2,600	882
Paycor HCM Inc *(A)	1,700	48
Paylocity Holding Corp *	2,100	446
PayPal Holdings Inc *	60,211	6,739
Paysafe Ltd *	38,100	122
Pegasystems Inc	2,300	200
Procore Technologies Inc *	3,100	202
PTC Inc *	5,400	601
Pure Storage Inc, Cl A *	13,600	353
Qorvo Inc *	5,600	766
QUALCOMM Inc	57,859	9,951
RingCentral Inc, Cl A *	4,300	563
Sabre Corp *	17,600	192
salesforce.com Inc *	47,918	10,088
ServiceNow Inc *	10,100	5,857
Shift4 Payments Inc, Cl A *	2,400	126
Skyworks Solutions Inc	8,400	1,161
Smartsheet Inc, Cl A *	6,200	330
Snowflake Inc, Cl A *	10,200	2,710
SolarWinds Corp *	2,100	28
Splunk Inc *	8,300	980
SS&C Technologies Holdings Inc	11,500	862
StoneCo Ltd, Cl A *	11,900	134
Switch Inc, Cl A	6,400	167
Synopsys Inc *	7,782	2,431
TD SYNNEX Corp	2,200	224
Teledyne Technologies Inc *	2,367	1,016
Teradata Corp *	5,489	274
Teradyne Inc	8,463	998
Texas Instruments Inc	47,308	8,042
Thoughtworks Holding Inc *	2,200	50
Trade Desk Inc/The, Cl A *	22,100	1,886
Trimble Inc *	12,828	895
Twilio Inc, Cl A *	8,500	1,486
Tyler Technologies Inc *	2,000	857
Ubiquiti Inc	300	76
Unity Software Inc *	7,900	841
Universal Display Corp	2,400	372
VeriSign Inc *	5,085	1,087
Viasat Inc *	3,000	137
Visa Inc, Cl A	86,800	18,759
VMware Inc, Cl A *	11,551	1,355
Vontier Corp	9,401	228
Western Digital Corp *	15,596	795
Western Union Co/The	20,528	373
WEX Inc *	2,400	404
Wix.com Ltd *	2,900	265
Wolfspeed Inc *	5,600	575
Workday Inc, Cl A *	9,700	2,222
Xerox Holdings Corp	7,999	158
Zebra Technologies Corp, Cl A *	2,725	1,126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zendesk Inc *	6,100	$712
Zoom Video Communications Inc, Cl A *	11,100	1,472
Zscaler Inc *	3,900	933

		591,899
Materials — 2.4%
Air Products and Chemicals Inc	11,294	2,669
Albemarle Corp	5,873	1,150
Alcoa Corp	9,600	723
Amcor PLC	78,200	909
AptarGroup Inc	3,500	427
Ardagh Metal Packaging SA *	10,100	84
Ashland Global Holdings Inc	2,876	265
Avery Dennison Corp	4,210	742
Axalta Coating Systems Ltd *	10,600	287
Ball Corp	16,200	1,454
Berry Global Group Inc *	6,900	419
Celanese Corp, Cl A	5,583	778
CF Industries Holdings Inc	10,830	879
Chemours Co/The	9,100	251
Cleveland-Cliffs Inc *	23,300	521
Corteva Inc	36,876	1,919
Crown Holdings Inc	6,251	767
Diversey Holdings Ltd *	2,800	27
Dow Inc	37,976	2,239
DuPont de Nemours Inc	26,809	2,074
Eagle Materials Inc	2,100	287
Eastman Chemical Co	6,528	773
Ecolab Inc	12,755	2,248
Element Solutions Inc	12,800	315
FMC Corp	6,620	776
Freeport-McMoRan Inc, Cl B	75,224	3,532
Graphic Packaging Holding Co	15,300	315
Huntsman Corp	10,629	430
International Flavors & Fragrances Inc	12,852	1,709
International Paper Co	19,655	856
Louisiana-Pacific Corp	4,800	345
LyondellBasell Industries NV, Cl A	13,560	1,318
Martin Marietta Materials Inc	3,163	1,200
Mosaic Co/The	19,278	1,011
NewMarket Corp	300	95
Newmont Corp	40,933	2,710
Nucor Corp	14,590	1,920
Olin Corp	6,800	350
Packaging Corp of America	4,899	721
PPG Industries Inc	11,865	1,583
Reliance Steel & Aluminum Co	3,300	630
Royal Gold Inc	3,600	437
RPM International Inc	6,569	556
Scotts Miracle-Gro Co/The, Cl A	2,106	295
Sealed Air Corp	7,668	515
Sherwin-Williams Co/The	12,311	3,239

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Silgan Holdings Inc	4,808	$201
Sonoco Products Co	5,046	296
Southern Copper Corp	4,268	296
Steel Dynamics Inc	9,500	671
Sylvamo Corp *	1,905	67
United States Steel Corp	14,600	397
Valvoline Inc	9,404	304
Vulcan Materials Co	6,857	1,244
Westlake Corp	1,700	188
Westrock Co	13,345	604

		51,018
Real Estate — 3.2%
Alexandria Real Estate Equities Inc ‡	7,800	1,477
American Campus Communities Inc ‡	7,000	377
American Homes 4 Rent, Cl A ‡	14,300	544
American Tower Corp, Cl A ‡	23,212	5,266
Americold Realty Trust ‡	13,300	355
Apartment Income Corp ‡	7,405	382
AvalonBay Communities Inc ‡	7,141	1,704
Boston Properties Inc ‡	7,984	977
Brixmor Property Group Inc ‡	15,100	379
Camden Property Trust ‡	5,047	833
CBRE Group Inc, Cl A *	16,917	1,638
Cousins Properties Inc ‡	7,900	305
Crown Castle International Corp ‡	22,196	3,698
CubeSmart ‡	10,700	516
CyrusOne Inc ‡	6,400	578
Digital Realty Trust Inc ‡	14,296	1,929
Douglas Emmett Inc ‡	9,200	292
Duke Realty Corp ‡	19,009	1,007
EPR Properties ‡	3,800	189
Equinix Inc ‡	4,563	3,238
Equity LifeStyle Properties Inc ‡	9,000	672
Equity Residential ‡	18,877	1,610
Essex Property Trust Inc ‡	3,363	1,067
Extra Space Storage Inc ‡	6,800	1,279
Federal Realty Investment Trust ‡	3,996	470
First Industrial Realty Trust Inc ‡	6,800	392
Gaming and Leisure Properties Inc ‡	11,635	528
Healthcare Trust of America Inc, Cl A ‡	11,800	347
Healthpeak Properties Inc ‡	27,374	850
Highwoods Properties Inc ‡	5,400	235
Host Hotels & Resorts Inc ‡	35,640	651
Howard Hughes Corp/The *	2,273	217
Hudson Pacific Properties Inc ‡	7,600	201
Invitation Homes Inc ‡	30,300	1,145
Iron Mountain Inc ‡(A)	14,703	723
JBG SMITH Properties ‡	4,818	129
Jones Lang LaSalle Inc *	2,700	665
Kilroy Realty Corp ‡	5,800	415
Kimco Realty Corp ‡	29,771	700

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lamar Advertising Co, Cl A ‡	4,440	$484
Life Storage Inc ‡	4,250	538
Medical Properties Trust Inc ‡	29,900	608
Mid-America Apartment Communities Inc ‡	5,950	1,217
National Retail Properties Inc ‡	9,300	396
Omega Healthcare Investors Inc ‡	12,200	344
Opendoor Technologies Inc *	20,900	175
Orion Office Inc *‡	2,913	50
Park Hotels & Resorts Inc *‡	10,288	194
Prologis Inc ‡	37,744	5,505
Public Storage ‡	7,668	2,722
Rayonier Inc ‡	7,504	298
Realty Income Corp ‡	28,439	1,880
Regency Centers Corp ‡	8,958	590
Rexford Industrial Realty Inc ‡	7,800	547
SBA Communications Corp, Cl A ‡	5,432	1,648
Simon Property Group Inc ‡	16,681	2,295
SL Green Realty Corp ‡(A)	3,456	275
Spirit Realty Capital Inc ‡	6,320	293
STORE Capital Corp ‡	12,500	384
Sun Communities Inc ‡	5,900	1,068
UDR Inc ‡	15,193	834
Ventas Inc ‡	20,792	1,123
VICI Properties Inc ‡	32,600	911
Vornado Realty Trust ‡	8,936	387
Welltower Inc ‡	22,283	1,856
Weyerhaeuser Co ‡	38,546	1,499
WP Carey Inc ‡	9,700	751
Zillow Group Inc, Cl A *	3,343	191
Zillow Group Inc, Cl C *	9,086	523

		67,566
Utilities — 2.5%
AES Corp/The	33,824	718
Alliant Energy Corp	12,952	756
Ameren Corp	12,890	1,108
American Electric Power Co Inc	25,350	2,298
American Water Works Co Inc	9,400	1,420
Atmos Energy Corp	6,591	724
Avangrid Inc	3,094	139
Brookfield Renewable Corp, Cl A	7,000	262
CenterPoint Energy Inc	31,015	848
CMS Energy Corp	14,642	937
Consolidated Edison Inc	18,416	1,580
Constellation Energy Corp	16,692	768
Dominion Energy Inc	41,570	3,306
DTE Energy Co	9,864	1,199
Duke Energy Corp	39,416	3,958
Edison International	19,079	1,210
Entergy Corp	10,198	1,073
Essential Utilities Inc	12,046	567
Evergy Inc	12,149	758

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eversource Energy	17,626	$1,442
Exelon Corp	50,076	2,131
FirstEnergy Corp	27,727	1,160
Hawaiian Electric Industries Inc	5,946	244
IDACORP Inc	2,700	281
National Fuel Gas Co	4,789	298
NextEra Energy Inc	100,492	7,866
NiSource Inc	20,021	579
NRG Energy Inc	12,200	462
OGE Energy Corp	10,136	381
PG&E Corp *	75,818	862
Pinnacle West Capital Corp	5,792	410
PPL Corp	38,826	1,016
Public Service Enterprise Group Inc	25,852	1,676
Sempra Energy	16,423	2,369
Southern Co/The	54,103	3,504
UGI Corp	10,625	408
Vistra Corp	24,100	550
WEC Energy Group Inc	16,257	1,477
Xcel Energy Inc	27,581	1,857

		52,602
Total Common Stock
(Cost $542,022) ($ Thousands)		2,106,840

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.050% **†(C)	7,930,620	7,929

Total Affiliated Partnership
(Cost $7,931) ($ Thousands)		7,929

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	4,280,288	4,280

Total Cash Equivalent
(Cost $4,280) ($ Thousands)		4,280

Total Investments in Securities — 100.3%
(Cost $554,233) ($ Thousands)		$2,119,049

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	29	Mar-2022	$6,819	$6,333	$(486)
S&P Mid Cap 400 Index E-MINI	5	Mar-2022	1,387	1,329	(58)
			$8,206	$7,662	$(544)

Percentages are based on Net Assets of $2,113,548 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $7,948 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2022, such securities amounted to $142 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $7,929 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's
Ser — Series

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,106,840	–	–	2,106,840
Affiliated Partnership	–	7,929	–	7,929
Cash Equivalent	4,280	–	–	4,280
Total Investments in Securities	2,111,120	7,929	–	2,119,049

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(544)	–	–	(544)
Total Other Financial Instruments	(544)	–	–	(544)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Investment Co.	$428	$—	$(78)	$51	$(82)	$319	5,442	$5	$—
SEI Liquidity Fund, L.P.	10,182	57,081	(59,333)	—	(1)	7,929	7,930,620	29	—
SEI Daily Income Trust, Government Fund, Cl F	2,414	272,227	(270,361)	—	—	4,280	4,280,288	1	—
Totals	$13,024	$329,308	$(329,772)	$51	$(83)	$12,528		$35	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 9.6%
Activision Blizzard Inc	119,000	$9,699
Alphabet Inc, Cl A *	46,041	124,363
Alphabet Inc, Cl C *	43,063	116,176
AT&T Inc	1,093,091	25,895
Charter Communications Inc, Cl A *	19,000	11,434
Comcast Corp, Cl A	698,048	32,641
Discovery Inc, Cl A *	26,100	732
Discovery Inc, Cl C *(A)	47,545	1,330
DISH Network Corp, Cl A *	38,068	1,217
Electronic Arts Inc	43,500	5,659
Fox Corp	71,857	2,926
Interpublic Group of Cos Inc/The	60,600	2,230
Live Nation Entertainment Inc *	20,800	2,513
Lumen Technologies Inc (A)	142,974	1,481
Match Group Inc *	43,500	4,850
Meta Platforms Inc, Cl A *	362,378	76,473
Netflix Inc *	67,779	26,740
News Corp	19,300	433
News Corp, Cl A	59,783	1,334
Omnicom Group Inc	32,800	2,751
Paramount Global, Cl B	93,181	2,852
Take-Two Interactive Software Inc *	17,800	2,884
T-Mobile US Inc *	89,800	11,064
Twitter Inc *	122,700	4,362
Verizon Communications Inc	633,852	34,019
Walt Disney Co/The *	278,219	41,304

		547,362
Consumer Discretionary — 11.7%
Advance Auto Parts Inc	9,700	1,983
Amazon.com Inc *	66,860	205,344
Aptiv PLC *	41,300	5,346
AutoZone Inc *	3,245	6,047
Bath & Body Works Inc	40,800	2,178
Best Buy Co Inc	33,987	3,284
Booking Holdings Inc *	6,284	13,650
BorgWarner Inc	37,100	1,522
Caesars Entertainment Inc *	33,000	2,778
CarMax Inc *	25,000	2,733
Carnival Corp, Cl A *	124,500	2,531
Chipotle Mexican Grill Inc, Cl A *	4,320	6,581
Darden Restaurants Inc	19,995	2,904
Dollar General Corp	35,900	7,120
Dollar Tree Inc *	34,569	4,912
Domino's Pizza Inc	5,600	2,420
DR Horton Inc	49,991	4,269
eBay Inc	95,483	5,212
Etsy Inc *	19,500	3,020
Expedia Group Inc *	22,295	4,372
Ford Motor Co	600,143	10,539
Garmin Ltd	23,395	2,584

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Motors Co *	221,987	$10,371
Genuine Parts Co	21,900	2,675
Hasbro Inc	19,995	1,941
Hilton Worldwide Holdings Inc *	42,500	6,327
Home Depot Inc/The	161,587	51,034
Las Vegas Sands Corp *	53,300	2,284
Lennar Corp, Cl A	41,691	3,747
LKQ Corp	41,400	1,944
Lowe's Cos Inc	105,987	23,430
Marriott International Inc/MD, Cl A *	41,736	7,101
McDonald's Corp	114,387	27,999
MGM Resorts International	60,000	2,657
Mohawk Industries Inc *	8,500	1,197
Newell Brands Inc	57,690	1,370
NIKE Inc, Cl B	195,582	26,707
Norwegian Cruise Line Holdings Ltd *(A)	57,300	1,117
NVR Inc *	500	2,479
O'Reilly Automotive Inc *	10,300	6,687
Penn National Gaming Inc *	25,800	1,325
Pool Corp	6,200	2,843
PulteGroup Inc	39,283	1,951
PVH Corp	10,800	1,057
Ralph Lauren Corp, Cl A	7,495	990
Ross Stores Inc	54,600	4,990
Royal Caribbean Cruises Ltd *	34,500	2,785
Starbucks Corp	180,482	16,566
Tapestry Inc	42,791	1,750
Target Corp	74,691	14,921
Tesla Inc *	124,600	108,456
TJX Cos Inc/The	183,882	12,155
Tractor Supply Co	17,500	3,566
Ulta Beauty Inc *	8,400	3,146
Under Armour Inc, Cl A *	28,395	508
Under Armour Inc, Cl C *(A)	32,432	507
VF Corp	50,091	2,906
Whirlpool Corp	9,400	1,892
Wynn Resorts Ltd *	16,300	1,410
Yum! Brands Inc	45,000	5,516

		671,636
Consumer Staples — 6.1%
Altria Group Inc	280,983	14,412
Archer-Daniels-Midland Co	85,991	6,746
Brown-Forman Corp, Cl B	28,190	1,839
Campbell Soup Co	30,891	1,389
Church & Dwight Co Inc	37,500	3,669
Clorox Co/The	18,900	2,755
Coca-Cola Co/The	595,157	37,043
Colgate-Palmolive Co	128,791	9,910
Conagra Brands Inc	73,787	2,580
Constellation Brands Inc, Cl A	25,100	5,412
Costco Wholesale Corp	67,600	35,101

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	35,400	$10,490
General Mills Inc	92,496	6,237
Hershey Co/The	22,300	4,510
Hormel Foods Corp	43,592	2,077
J M Smucker Co/The	16,695	2,250
Kellogg Co (A)	39,400	2,519
Kimberly-Clark Corp	51,396	6,689
Kraft Heinz Co/The	108,991	4,275
Kroger Co/The	103,882	4,862
Lamb Weston Holdings Inc	22,200	1,475
McCormick & Co Inc/MD	38,290	3,644
Molson Coors Beverage Co, Cl B	29,495	1,539
Mondelez International Inc, Cl A	213,378	13,972
Monster Beverage Corp *	57,731	4,873
PepsiCo Inc	211,678	34,660
Philip Morris International Inc	238,278	24,083
Procter & Gamble Co/The	370,567	57,768
Sysco Corp	78,300	6,820
Tyson Foods Inc, Cl A	45,287	4,196
Walgreens Boots Alliance Inc	110,387	5,088
Walmart Inc	217,683	29,422

		352,305
Energy — 3.7%
APA Corp	56,400	2,009
Baker Hughes Co, Cl A	134,200	3,943
Chevron Corp	295,201	42,509
ConocoPhillips	201,841	19,147
Coterra Energy Inc, Cl A	125,087	2,918
Devon Energy Corp	96,700	5,759
Diamondback Energy Inc	26,200	3,618
EOG Resources Inc	89,391	10,273
Exxon Mobil Corp	648,300	50,840
Halliburton Co	137,391	4,607
Hess Corp	42,300	4,275
Kinder Morgan Inc	299,483	5,211
Marathon Oil Corp	120,000	2,707
Marathon Petroleum Corp	94,011	7,321
Occidental Petroleum Corp	136,324	5,961
ONEOK Inc	68,491	4,472
Phillips 66	67,296	5,669
Pioneer Natural Resources Co	34,696	8,313
Schlumberger NV	214,266	8,408
Valero Energy Corp	62,800	5,244
Williams Cos Inc/The	186,696	5,840

		209,044
Financials — 11.5%
Aflac Inc	93,482	5,711
Allstate Corp/The	44,000	5,384
American Express Co	95,987	18,673
American International Group Inc	126,878	7,770
Ameriprise Financial Inc	17,200	5,156

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aon PLC, Cl A	33,700	$9,845
Arthur J Gallagher & Co	31,800	5,030
Assurant Inc	8,895	1,510
Bank of America Corp	1,102,883	48,747
Bank of New York Mellon Corp/The	115,987	6,165
Berkshire Hathaway Inc, Cl B *	280,528	90,176
BlackRock Inc, Cl A	21,896	16,288
Brown & Brown Inc	36,100	2,441
Capital One Financial Corp	65,096	9,977
Cboe Global Markets Inc	16,500	1,935
Charles Schwab Corp/The	230,091	19,434
Chubb Ltd	65,847	13,409
Cincinnati Financial Corp	22,996	2,824
Citigroup Inc	303,657	17,986
Citizens Financial Group Inc	65,500	3,434
CME Group Inc, Cl A	54,995	13,008
Comerica Inc	20,291	1,938
Discover Financial Services	45,000	5,555
Everest Re Group Ltd	6,100	1,819
FactSet Research Systems Inc	5,800	2,355
Fifth Third Bancorp	105,000	5,023
First Republic Bank/CA	27,500	4,765
Franklin Resources Inc	43,495	1,293
Globe Life Inc	14,446	1,458
Goldman Sachs Group Inc/The	51,891	17,710
Hartford Financial Services Group Inc/The	52,300	3,634
Huntington Bancshares Inc/OH	222,161	3,448
Intercontinental Exchange Inc	86,100	11,031
Invesco Ltd	51,600	1,096
JPMorgan Chase & Co	452,557	64,173
KeyCorp	143,000	3,585
Lincoln National Corp	26,400	1,780
Loews Corp	31,087	1,907
M&T Bank Corp	19,723	3,594
MarketAxess Holdings Inc	5,900	2,250
Marsh & McLennan Cos Inc	77,191	11,996
MetLife Inc	109,187	7,376
Moody's Corp	24,700	7,954
Morgan Stanley	219,653	19,931
MSCI Inc, Cl A	12,600	6,321
Nasdaq Inc	18,000	3,081
Northern Trust Corp	31,896	3,633
People's United Financial Inc	67,000	1,412
PNC Financial Services Group Inc/The	64,591	12,870
Principal Financial Group Inc	37,991	2,684
Progressive Corp/The	89,383	9,468
Prudential Financial Inc	57,700	6,443
Raymond James Financial Inc	28,500	3,125
Regions Financial Corp	146,400	3,541
S&P Global Inc	54,354	20,421
Signature Bank/New York NY	9,300	3,207
State Street Corp	56,200	4,796

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SVB Financial Group *	9,000	$5,454
Synchrony Financial	84,021	3,594
T Rowe Price Group Inc	34,500	4,987
Travelers Cos Inc/The	37,596	6,460
Truist Financial Corp	204,192	12,705
US Bancorp	206,283	11,663
W R Berkley Corp	21,600	1,950
Wells Fargo & Co	610,448	32,580
Willis Towers Watson PLC	19,145	4,256
Zions Bancorp NA	24,300	1,723

		656,948
Health Care — 13.2%
Abbott Laboratories	270,748	32,658
AbbVie Inc	270,713	40,003
ABIOMED Inc *	7,000	2,175
Agilent Technologies Inc	46,191	6,021
Align Technology Inc *	11,300	5,779
AmerisourceBergen Corp, Cl A	22,996	3,278
Amgen Inc	86,191	19,520
Anthem Inc	37,096	16,762
Baxter International Inc	76,929	6,537
Becton Dickinson and Co	43,939	11,920
Biogen Inc *	22,400	4,727
Bio-Rad Laboratories Inc, Cl A *	3,300	2,066
Bio-Techne Corp	6,000	2,516
Boston Scientific Corp *	217,800	9,620
Bristol-Myers Squibb Co	339,770	23,332
Cardinal Health Inc	43,496	2,349
Catalent Inc *	26,400	2,694
Centene Corp *	89,664	7,408
Cerner Corp	45,200	4,215
Charles River Laboratories International Inc *	7,800	2,271
Cigna Corp	50,707	12,057
Cooper Cos Inc/The	7,600	3,109
CVS Health Corp	202,057	20,943
Danaher Corp	97,400	26,728
DaVita Inc *	10,095	1,138
DENTSPLY SIRONA Inc	33,991	1,840
Dexcom Inc *	14,900	6,167
Edwards Lifesciences Corp *	95,400	10,720
Eli Lilly & Co	121,545	30,380
Gilead Sciences Inc	191,778	11,583
HCA Healthcare Inc	36,595	9,160
Henry Schein Inc *	21,600	1,866
Hologic Inc *	39,100	2,783
Humana Inc	19,796	8,598
IDEXX Laboratories Inc *	12,900	6,867
Illumina Inc *	23,900	7,806
Incyte Corp *	29,000	1,981
Intuitive Surgical Inc *	54,600	15,852

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IQVIA Holdings Inc *	29,200	$6,720
Johnson & Johnson	403,170	66,350
Laboratory Corp of America Holdings *	14,700	3,988
McKesson Corp	23,460	6,451
Medtronic PLC	205,961	21,624
Merck & Co Inc	386,670	29,611
Mettler-Toledo International Inc *	3,500	4,931
Moderna Inc *	54,200	8,325
Organon & Co	38,247	1,428
PerkinElmer Inc	19,400	3,484
Pfizer Inc	859,435	40,342
Quest Diagnostics Inc	18,900	2,481
Regeneron Pharmaceuticals Inc *	16,200	10,017
ResMed Inc	22,400	5,527
STERIS PLC	15,400	3,696
Stryker Corp	51,396	13,535
Teleflex Inc	7,200	2,421
Thermo Fisher Scientific Inc	60,291	32,798
UnitedHealth Group Inc	144,287	68,662
Universal Health Services Inc, Cl B	11,400	1,641
Vertex Pharmaceuticals Inc *	38,900	8,948
Viatris Inc, Cl W *	185,905	2,047
Waters Corp *	9,400	2,977
West Pharmaceutical Services Inc	11,400	4,413
Zimmer Biomet Holdings Inc	32,095	4,082
Zoetis Inc, Cl A	72,400	14,020

		755,948
Industrials — 7.8%
3M Co	88,091	13,095
A O Smith Corp	20,700	1,420
Alaska Air Group Inc *	18,900	1,061
Allegion plc	13,996	1,603
American Airlines Group Inc *(A)	100,991	1,742
AMETEK Inc	35,500	4,608
Boeing Co/The *	84,491	17,349
Carrier Global Corp	132,285	5,937
Caterpillar Inc	82,791	15,530
CH Robinson Worldwide Inc	20,195	1,952
Cintas Corp	13,495	5,065
Copart Inc *	32,800	4,030
CSX Corp	339,134	11,500
Cummins Inc	21,796	4,449
Deere & Co	43,196	15,551
Delta Air Lines Inc *	98,287	3,924
Dover Corp	22,100	3,467
Eaton Corp PLC	60,895	9,395
Emerson Electric Co	91,291	8,483
Equifax Inc	18,595	4,060
Expeditors International of Washington Inc	25,991	2,686
Fastenal Co	88,282	4,543
FedEx Corp	37,300	8,291

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortive Corp	55,025	$3,563
Fortune Brands Home & Security Inc	21,000	1,825
Generac Holdings Inc *	9,700	3,060
General Dynamics Corp	35,396	8,299
General Electric Co	167,986	16,044
Honeywell International Inc	105,387	19,997
Howmet Aerospace Inc	59,466	2,136
Huntington Ingalls Industries Inc	6,100	1,247
IDEX Corp	11,700	2,245
Illinois Tool Works Inc	43,695	9,453
Ingersoll Rand Inc	62,627	3,164
Jacobs Engineering Group Inc	20,096	2,472
JB Hunt Transport Services Inc	13,000	2,638
Johnson Controls International plc	108,946	7,077
L3Harris Technologies Inc	29,960	7,559
Leidos Holdings Inc	21,800	2,220
Lockheed Martin Corp	37,556	16,292
Masco Corp	37,600	2,107
Nielsen Holdings PLC	54,500	949
Nordson Corp	8,300	1,880
Norfolk Southern Corp	37,196	9,542
Northrop Grumman Corp	22,796	10,079
Old Dominion Freight Line Inc	14,300	4,491
Otis Worldwide Corp	65,192	5,106
PACCAR Inc	53,300	4,893
Parker-Hannifin Corp	19,800	5,869
Pentair PLC	25,900	1,500
Quanta Services Inc	21,900	2,386
Raytheon Technologies Corp	229,108	23,529
Republic Services Inc, Cl A	32,100	3,861
Robert Half International Inc	17,095	2,056
Rockwell Automation Inc	17,796	4,744
Rollins Inc	35,500	1,158
Roper Technologies Inc	16,200	7,261
Snap-on Inc	8,300	1,745
Southwest Airlines Co *	90,887	3,981
Stanley Black & Decker Inc	24,995	4,067
Textron Inc	33,991	2,486
Trane Technologies PLC	36,196	5,572
TransDigm Group Inc *	8,000	5,333
Union Pacific Corp	98,387	24,198
United Airlines Holdings Inc *	49,800	2,211
United Parcel Service Inc, Cl B	111,587	23,480
United Rentals Inc *	11,100	3,570
Verisk Analytics Inc, Cl A	24,700	4,380
Waste Management Inc	58,800	8,491
Westinghouse Air Brake Technologies Corp	28,753	2,669
WW Grainger Inc	6,700	3,196
Xylem Inc/NY	27,800	2,473

		448,295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 27.8%
Accenture PLC, Cl A	96,696	$30,558
Adobe Inc *	72,795	34,045
Advanced Micro Devices Inc *	250,289	30,871
Akamai Technologies Inc *	24,996	2,706
Amphenol Corp, Cl A	91,282	6,938
Analog Devices Inc	82,155	13,169
ANSYS Inc *	13,400	4,344
Apple Inc	2,387,684	394,254
Applied Materials Inc	138,200	18,546
Arista Networks Inc *	34,400	4,222
Autodesk Inc *	33,600	7,400
Automatic Data Processing Inc	64,491	13,185
Broadcom Inc	63,059	37,043
Broadridge Financial Solutions Inc	18,000	2,632
Cadence Design Systems Inc *	42,300	6,406
CDW Corp/DE	20,800	3,587
Ceridian HCM Holding Inc *	21,100	1,538
Cisco Systems Inc/Delaware	645,743	36,013
Citrix Systems Inc	19,300	1,978
Cognizant Technology Solutions Corp, Cl A	80,195	6,907
Corning Inc	117,870	4,762
DXC Technology Co *	38,552	1,312
Enphase Energy Inc *	20,800	3,467
EPAM Systems Inc *	8,700	1,807
F5 Inc *	9,300	1,868
Fidelity National Information Services Inc	93,100	8,866
Fiserv Inc *	90,800	8,868
FleetCor Technologies Inc *	12,500	2,928
Fortinet Inc *	20,700	7,132
Gartner Inc *	12,600	3,533
Global Payments Inc	44,572	5,945
Hewlett Packard Enterprise Co	200,874	3,198
HP Inc	175,874	6,043
Intel Corp	622,552	29,696
International Business Machines Corp	137,251	16,815
Intuit Inc	43,300	20,540
IPG Photonics Corp *	5,400	704
Jack Henry & Associates Inc	11,500	2,033
Juniper Networks Inc	50,600	1,710
Keysight Technologies Inc *	28,300	4,454
KLA Corp	23,200	8,085
Lam Research Corp	21,495	12,066
Mastercard Inc, Cl A	132,847	47,934
Microchip Technology Inc	85,292	5,999
Micron Technology Inc	171,100	15,204
Microsoft Corp	1,150,204	343,669
Monolithic Power Systems Inc	6,700	3,073
Motorola Solutions Inc	25,788	5,685
NetApp Inc	34,391	2,696
NortonLifeLock Inc	89,700	2,599
NVIDIA Corp	382,932	93,378

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NXP Semiconductors NV	40,900	$7,776
Oracle Corp	246,765	18,747
Paychex Inc	48,987	5,832
Paycom Software Inc *	7,400	2,510
PayPal Holdings Inc *	179,783	20,123
PTC Inc *	16,300	1,814
Qorvo Inc *	17,000	2,325
QUALCOMM Inc	171,478	29,492
salesforce.com Inc *	149,891	31,556
Seagate Technology Holdings PLC	31,500	3,250
ServiceNow Inc *	30,400	17,630
Skyworks Solutions Inc	25,396	3,509
SolarEdge Technologies Inc *	8,100	2,587
Synopsys Inc *	23,400	7,310
TE Connectivity Ltd	49,791	7,092
Teledyne Technologies Inc *	7,151	3,071
Teradyne Inc	25,000	2,948
Texas Instruments Inc	141,383	24,034
Trimble Inc *	38,700	2,699
Tyler Technologies Inc *	6,300	2,698
VeriSign Inc *	14,900	3,184
Visa Inc, Cl A	256,770	55,493
Western Digital Corp *	47,931	2,442
Zebra Technologies Corp, Cl A *	8,200	3,389

		1,593,922
Materials — 2.5%
Air Products and Chemicals Inc	33,800	7,987
Albemarle Corp	18,000	3,526
Amcor PLC	236,262	2,748
Avery Dennison Corp	12,800	2,255
Ball Corp	49,692	4,459
Celanese Corp, Cl A	16,800	2,340
CF Industries Holdings Inc	33,100	2,687
Corteva Inc	112,031	5,829
Dow Inc	112,965	6,661
DuPont de Nemours Inc	79,082	6,119
Eastman Chemical Co	20,696	2,452
Ecolab Inc	38,115	6,718
FMC Corp	19,600	2,298
Freeport-McMoRan Inc, Cl B	224,500	10,540
International Flavors & Fragrances Inc	39,054	5,194
International Paper Co	59,696	2,599
Linde PLC	78,460	23,007
LyondellBasell Industries NV, Cl A	40,356	3,924
Martin Marietta Materials Inc	9,600	3,642
Mosaic Co/The	57,091	2,993
Newmont Corp	122,583	8,115
Nucor Corp	43,887	5,776
Packaging Corp of America	14,600	2,149
PPG Industries Inc	36,200	4,831
Sealed Air Corp	23,000	1,544

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sherwin-Williams Co/The	36,900	$9,710
Vulcan Materials Co	20,400	3,702
Westrock Co	41,182	1,864

		145,669
Real Estate — 2.6%
Alexandria Real Estate Equities Inc ‡	21,700	4,110
American Tower Corp, Cl A ‡	69,700	15,813
AvalonBay Communities Inc ‡	21,300	5,082
Boston Properties Inc ‡	21,900	2,679
CBRE Group Inc, Cl A *	50,991	4,938
Crown Castle International Corp ‡	66,096	11,011
Digital Realty Trust Inc ‡	43,600	5,883
Duke Realty Corp ‡	58,500	3,100
Equinix Inc ‡	13,757	9,764
Equity Residential ‡	52,396	4,469
Essex Property Trust Inc ‡	10,000	3,172
Extra Space Storage Inc ‡	20,600	3,876
Federal Realty Investment Trust ‡	10,800	1,270
Healthpeak Properties Inc ‡	82,800	2,572
Host Hotels & Resorts Inc *‡	110,274	2,015
Iron Mountain Inc ‡(A)	44,701	2,198
Kimco Realty Corp ‡	94,787	2,230
Mid-America Apartment Communities Inc ‡	17,700	3,622
Prologis Inc ‡	113,099	16,495
Public Storage ‡	23,295	8,270
Realty Income Corp ‡	86,900	5,743
Regency Centers Corp ‡	23,900	1,575
SBA Communications Corp, Cl A ‡	16,700	5,067
Simon Property Group Inc ‡	50,496	6,946
UDR Inc ‡	44,800	2,458
Ventas Inc ‡	61,300	3,310
Vornado Realty Trust ‡	24,996	1,082
Welltower Inc ‡	66,900	5,572
Weyerhaeuser Co ‡	114,945	4,469

		148,791
Utilities — 2.5%
AES Corp/The	102,600	2,178
Alliant Energy Corp	38,600	2,254
Ameren Corp	39,591	3,403
American Electric Power Co Inc	77,400	7,016
American Water Works Co Inc	27,900	4,216
Atmos Energy Corp	20,500	2,251
CenterPoint Energy Inc	96,683	2,644
CMS Energy Corp	44,491	2,848
Consolidated Edison Inc	54,300	4,657
Constellation Energy Corp	49,963	2,297
Dominion Energy Inc	123,785	9,845
DTE Energy Co	29,700	3,611
Duke Energy Corp	117,591	11,807
Edison International	58,296	3,697
Entergy Corp	30,900	3,251

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evergy Inc	35,400	$2,209
Eversource Energy	52,800	4,319
Exelon Corp	150,391	6,401
FirstEnergy Corp	83,587	3,498
NextEra Energy Inc	300,300	23,505
NiSource Inc	60,487	1,750
NRG Energy Inc	37,887	1,434
Pinnacle West Capital Corp	17,100	1,211
PPL Corp	115,300	3,017
Public Service Enterprise Group Inc	77,600	5,031
Sempra Energy	49,095	7,081
Southern Co/The	162,000	10,493
WEC Energy Group Inc	48,431	4,402
Xcel Energy Inc	82,183	5,533

		145,859
Total Common Stock
(Cost $2,521,237) ($ Thousands)		5,675,779

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.050% **†(B)	7,646,744	$7,639

Total Affiliated Partnership
(Cost $7,646) ($ Thousands)		7,639

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	36,748,466	36,748

Total Cash Equivalent
(Cost $36,748) ($ Thousands)		36,748

Total Investments in Securities — 99.8%
(Cost $2,565,631) ($ Thousands)		$5,720,166

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	265	Mar-2022	$62,314	$57,876	$(4,438)

Percentages are based on Net Assets of $5,732,535 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $7,376 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $7,639 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	5,675,779	–	–	5,675,779
Affiliated Partnership	–	7,639	–	7,639
Cash Equivalent	36,748	–	–	36,748
Total Investments in Securities	5,712,527	7,639	–	5,720,166

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(4,438)	–	–	(4,438)
Total Other Financial Instruments	(4,438)	–	–	(4,438)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,433	$77,069	$(83,862)	$1	$(2)	$7,639	7,646,744	$6	$—
SEI Daily Income Trust, Government Fund, Cl F	64,021	470,241	(497,514)	—	—	36,748	36,748,466	4	—
Totals	$78,454	$547,310	$(581,376)	$1	$(2)	$44,387		$10	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 3.5%
Advantage Solutions Inc *	18,900	$149
Altice USA Inc, Cl A *	47,675	551
AMC Entertainment Holdings Inc, Cl A *(A)	117,594	2,218
AMC Networks Inc, Cl A *	6,160	255
Anterix Inc *	2,500	133
ATN International Inc	2,267	76
Audacy Inc, Cl A *	28,756	89
Bandwidth Inc, Cl A *	5,000	153
Boston Omaha Corp, Cl A *	4,300	120
Cable One Inc	1,200	1,719
Cardlytics Inc *	7,100	412
Cargurus Inc, Cl A *	21,300	1,032
Cars.com Inc *	15,200	246
Chicken Soup For The Soul Entertainment, Cl A *	2,500	24
Cinemark Holdings Inc *	24,640	432
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	330
Cogent Communications Holdings Inc	9,604	609
comScore Inc *	20,100	53
Consolidated Communications Holdings Inc *	16,612	118
CuriosityStream *	5,600	21
Daily Journal Corp *	300	97
Digital Media Solutions, Cl A *	600	2
EchoStar Corp, Cl A *	8,903	217
Emerald Holding Inc *	5,700	20
Entravision Communications Corp, Cl A	14,200	91
Eros STX Global *	2,985	9
Eventbrite Inc, Cl A *	16,900	255
EverQuote Inc, Cl A *	4,400	65
EW Scripps Co/The, Cl A *	13,896	309
Fluent Inc *	18,300	26
fuboTV *(A)	30,800	263
Gannett Co Inc *	32,687	162
Globalstar Inc *(A)	146,200	173
Gogo Inc *(A)	13,900	198
Gray Television Inc	19,500	457
Hemisphere Media Group Inc, Cl A *	3,500	19
IAC/InterActiveCorp *	17,576	2,017
IDT Corp, Cl B *	4,100	148
iHeartMedia Inc, Cl A *	24,700	530
IMAX Corp *	11,800	244
Integral Ad Science Holding *	3,600	67
Iridium Communications Inc *	26,546	1,051
John Wiley & Sons Inc, Cl A	9,772	492
Liberty Broadband Corp, Cl A *	5,283	765
Liberty Broadband Corp, Cl C *	32,414	4,755
Liberty Latin America Ltd, Cl A *	8,300	83
Liberty Latin America Ltd, Cl C *	34,462	348
Liberty Media Corp-Liberty Braves, Cl A *	1,803	46

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Braves, Cl C *	9,065	$224
Liberty Media Corp-Liberty Formula One, Cl A *	5,408	304
Liberty Media Corp-Liberty Formula One, Cl C *	44,642	2,711
Liberty Media Corp-Liberty SiriusXM, Cl A *	21,335	1,074
Liberty Media Corp-Liberty SiriusXM, Cl C *	36,822	1,853
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	28
Lions Gate Entertainment Corp, Cl A *	14,516	223
Lions Gate Entertainment Corp, Cl B *	25,675	366
LiveOne *	5,200	4
Loyalty Ventures Inc *	4,280	103
Madison Square Garden Entertainment Corp *	6,011	471
Madison Square Garden Sports Corp, Cl A *	4,279	740
Magnite Inc *	31,638	461
Marcus Corp/The *(A)	5,161	94
MediaAlpha Inc, Cl A *	4,200	60
National CineMedia Inc	15,007	45
New York Times Co/The, Cl A	36,682	1,614
Nexstar Media Group Inc, Cl A	9,044	1,674
Ooma Inc *	2,200	37
Outbrain *	1,700	22
Pinterest Inc, Cl A *	128,911	3,448
Playtika Holding Corp *	23,500	484
QuinStreet Inc *	11,286	127
Radius Global Infrastructure, Cl A *	13,200	170
Roku Inc, Cl A *	27,148	3,788
Scholastic Corp	6,567	276
Shenandoah Telecommunications Co	10,404	233
Sinclair Broadcast Group Inc, Cl A	10,311	309
Sirius XM Holdings Inc (A)	202,081	1,245
Skillz Inc, Cl A *(A)	69,300	216
Society Pass *(A)	700	2
Spotify Technology SA *	31,503	4,920
Stagwell *	13,400	102
TechTarget Inc *	6,100	478
TEGNA Inc	50,000	1,146
Telephone and Data Systems Inc	23,055	400
Telesat *(A)	2,700	56
Thryv Holdings *	1,400	43
TripAdvisor Inc *	22,500	572
TrueCar Inc *	22,900	77
United States Cellular Corp *	2,952	81
Vimeo Inc *	34,746	451
WideOpenWest Inc *	11,700	199
World Wrestling Entertainment Inc, Cl A	10,034	595
Yelp Inc, Cl A *	16,298	552
Ziff Davis Inc *	10,157	1,022
Zynga Inc, Cl A *	235,674	2,140

		56,889

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 10.8%
1-800-Flowers.com Inc, Cl A *	5,400	$84
1stdibs.com *	1,400	15
2U Inc *	15,900	167
Aaron's Co Inc/The	6,958	146
Abercrombie & Fitch Co, Cl A *	13,100	499
Academy Sports & Outdoors Inc *	17,500	566
Accel Entertainment Inc, Cl A *	14,200	186
Acushnet Holdings Corp	7,400	324
Adient PLC *	21,800	975
Adtalem Global Education Inc *	10,581	220
aka Brands Holding *	2,100	16
American Axle & Manufacturing Holdings Inc *	26,198	243
American Eagle Outfitters Inc (A)	35,122	740
American Outdoor Brands Inc *	3,095	48
American Public Education Inc *	5,227	104
America's Car-Mart Inc/TX *	1,250	120
AMMO *(A)	17,700	83
Aramark	52,600	1,944
Arcimoto *(A)	5,900	35
Arko Corp	25,600	214
Asbury Automotive Group Inc *	5,198	1,009
Aterian *	4,200	13
AutoNation Inc *	9,500	1,089
Bally's Corp *	8,028	289
Barnes & Noble Education Inc *	8,200	45
Bassett Furniture Industries Inc	2,000	35
Beazer Homes USA Inc *	7,161	117
Bed Bath & Beyond Inc *	23,500	397
Big 5 Sporting Goods Corp (A)	5,600	93
Big Lots Inc	7,446	259
Biglari Holdings Inc, Cl B *	182	25
BJ's Restaurants Inc *	4,642	149
Bloomin' Brands Inc	20,150	496
Bluegreen Vacations Holding Corp, Cl A *	3,387	96
Boot Barn Holdings Inc *	6,600	574
Boyd Gaming Corp	18,145	1,287
Bright Horizons Family Solutions Inc *	13,935	1,820
Brinker International Inc *	10,382	442
Brunswick Corp/DE	17,683	1,689
Buckle Inc/The	6,651	239
Burlington Stores Inc *	15,300	3,456
Caleres Inc	8,576	178
Callaway Golf Co *	26,006	643
Camping World Holdings Inc, Cl A (A)	9,200	283
Canoo *(A)	23,900	137
Capri Holdings Ltd *	33,900	2,296
CarLotz *	9,300	19
CarParts.com Inc *	10,300	86
Carriage Services Inc, Cl A	3,506	173
Carrols Restaurant Group Inc	7,900	21

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carter's Inc	9,570	$925
Carvana Co, Cl A *	18,100	2,724
Cato Corp/The, Cl A	1,696	30
Cavco Industries Inc *	2,131	581
Century Casinos Inc *	6,200	76
Century Communities Inc	7,300	465
Cheesecake Factory Inc/The *	10,323	442
Chegg Inc *	32,310	1,010
Chico's FAS Inc *	27,051	127
Children's Place Inc/The *	3,433	216
Choice Hotels International Inc	8,077	1,166
Churchill Downs Inc	8,431	2,031
Chuy's Holdings Inc *	4,769	155
Citi Trends Inc *	1,797	67
Clarus Corp	6,221	142
Columbia Sportswear Co	8,944	829
Conn's Inc *	3,909	72
Container Store Group Inc/The *	7,800	69
Cooper-Standard Holdings Inc *	3,300	42
Coursera *	16,000	325
Cracker Barrel Old Country Store Inc	5,444	731
Crocs Inc *	13,103	1,097
Dana Inc	32,698	609
Dave & Buster's Entertainment Inc *	9,900	429
Deckers Outdoor Corp *	6,304	1,820
Del Taco Restaurants Inc	6,700	84
Denny's Corp *	14,463	229
Designer Brands Inc, Cl A *	13,992	183
Dick's Sporting Goods Inc (A)	14,435	1,516
Dillard's Inc, Cl A (A)	1,362	341
Dine Brands Global Inc	3,672	308
DoorDash Inc, Cl A *	33,100	3,474
Dorman Products Inc *	6,040	564
DraftKings Inc, Cl A *(A)	70,900	1,679
Drive Shack Inc *	17,700	24
Duluth Holdings Inc, Cl B *	2,900	40
El Pollo Loco Holdings Inc *	3,900	52
Escalade Inc	2,500	33
Esports Technologies *(A)	2,500	21
Ethan Allen Interiors Inc	5,276	138
European Wax Center, Cl A *	3,200	80
Everi Holdings Inc *	18,900	442
F45 Training Holdings *	4,400	68
Fiesta Restaurant Group Inc *	2,905	29
First Watch Restaurant Group *	2,400	35
Fisker *(A)	37,200	454
Five Below Inc *	12,605	2,062
Flexsteel Industries Inc	1,400	30
Floor & Decor Holdings Inc, Cl A *	23,300	2,228
Foot Locker Inc	20,500	648
Fossil Group Inc *	10,700	145
Fox Factory Holding Corp *	9,600	1,133

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franchise Group	6,800	$287
Frontdoor Inc *	19,150	575
Full House Resorts *	7,000	62
Funko Inc, Cl A *	6,000	105
GameStop Corp, Cl A *(A)	14,700	1,813
GAN *	7,900	53
Gap Inc/The	45,500	662
Genesco Inc *	2,669	171
Genius Brands International *(A)	76,600	68
Gentex Corp	54,290	1,643
Gentherm Inc *	7,548	640
G-III Apparel Group Ltd *	10,906	303
Golden Entertainment Inc *	4,131	235
Golden Nugget Online Gaming *	6,800	58
Goodyear Tire & Rubber Co/The *	62,068	961
GoPro Inc, Cl A *	29,300	252
Graham Holdings Co, Cl B	900	541
Grand Canyon Education Inc *	9,015	783
Green Brick Partners Inc *	6,200	144
Greenlane Holdings Inc, Cl A *	2,400	1
Group 1 Automotive Inc	3,935	716
Groupon, Cl A *(A)	5,457	119
GrowGeneration Corp *(A)	12,100	102
Guess? Inc	10,117	222
H&R Block Inc	39,800	987
Hall of Fame Resort & Entertainment *	11,800	13
Hamilton Beach Brands Holding Co, Cl A	2,010	30
Hanesbrands Inc	80,000	1,236
Harley-Davidson Inc	35,700	1,474
Haverty Furniture Cos Inc	4,363	124
Hayward Holdings Inc *	11,100	199
Helen of Troy Ltd *	5,448	1,121
Hibbett Inc	3,412	154
Hilton Grand Vacations Inc *	19,570	1,015
Hooker Furnishings Corp	2,700	57
Houghton Mifflin Harcourt Co *	29,203	612
Hovnanian Enterprises Inc, Cl A *	1,400	135
Hyatt Hotels Corp, Cl A *	11,227	1,090
Installed Building Products Inc	5,300	513
International Game Technology PLC (A)	22,500	689
iRobot Corp *(A)	6,202	386
Jack in the Box Inc	5,021	433
JOANN (A)	2,500	28
Johnson Outdoors Inc, Cl A	1,400	115
KB Home	18,085	698
Kirkland's Inc *(A)	3,000	42
Kohl's Corp	34,300	1,908
Kontoor Brands Inc	11,600	575
Krispy Kreme (A)	4,700	70
Kura Sushi USA Inc, Cl A *	800	42
Lands' End Inc *	2,862	49
Landsea Homes *	1,300	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Latham Group *	7,300	$128
Laureate Education Inc, Cl A	22,700	246
La-Z-Boy Inc	9,526	278
Lazydays Holdings Inc *	1,600	29
LCI Industries	5,749	716
Lear Corp	13,771	2,167
Legacy Housing Corp *	1,400	36
Leggett & Platt Inc	31,000	1,149
Leslie's Inc *	30,556	651
LGI Homes Inc *	4,900	618
Life Time Group Holdings *(A)	8,300	129
Lifetime Brands Inc	3,300	43
Lindblad Expeditions Holdings Inc *	6,900	122
Liquidity Services Inc *	5,922	102
Lithia Motors Inc, Cl A	6,733	2,295
Lordstown Motors, Cl A *(A)	34,900	90
Lovesac Co/The *	2,900	123
Lululemon Athletica Inc *	26,182	8,377
Lulu's Fashion Lounge Holdings *	1,300	13
Lumber Liquidators Holdings Inc *	6,926	111
M/I Homes Inc *	6,594	325
Macy's Inc	71,600	1,856
Malibu Boats Inc, Cl A *	4,600	320
Marine Products Corp	1,800	22
MarineMax Inc *	5,161	236
Marriott Vacations Worldwide Corp	9,572	1,538
MasterCraft Boat Holdings Inc *	5,000	143
Mattel Inc *	80,000	1,998
MDC Holdings Inc	12,968	575
Meritage Homes Corp *	8,311	819
Mister Car Wash Inc *	16,500	264
Modine Manufacturing Co *	9,874	100
Monarch Casino & Resort Inc *	2,900	226
Monro Inc	7,828	365
Motorcar Parts of America Inc *	3,700	60
Movado Group Inc	3,520	139
Murphy USA Inc	5,500	994
Nathan's Famous Inc	900	52
National Vision Holdings Inc *	18,300	671
Nautilus Inc *	7,000	34
NEOGAMES *	2,300	52
Noodles & Co, Cl A *	11,000	75
Nordstrom Inc *(A)	24,600	510
ODP Corp/The *	10,512	463
Ollie's Bargain Outlet Holdings Inc *	14,700	635
ONE Group Hospitality Inc/The *	4,200	49
OneSpaWorld Holdings Ltd *	12,400	128
OneWater Marine Inc, Cl A	2,200	112
Overstock.com Inc *(A)	10,300	586
Oxford Industries Inc	3,454	305
Papa John's International Inc	7,442	795
Party City Holdco Inc *	26,600	115

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Patrick Industries Inc	5,225	$373
Peloton Interactive Inc, Cl A *	61,735	1,794
Penske Automotive Group Inc	7,088	697
Perdoceo Education Corp *	16,254	170
Petco Health & Wellness Co Inc, Cl A *(A)	11,800	207
PetMed Express Inc (A)	4,596	124
Planet Fitness Inc, Cl A *	18,500	1,566
PlayAGS Inc *	8,100	68
PLBY Group *	7,100	113
Polaris Inc (A)	13,207	1,605
Porch Group *	16,300	132
Portillo's, Cl A *(A)	5,000	125
PowerSchool Holdings, Cl A *(A)	13,800	217
Purple Innovation Inc, Cl A *	10,765	65
QuantumScape Corp, Cl A *(A)	55,300	893
Quotient Technology Inc *	21,000	139
Qurate Retail Inc	83,022	457
RCI Hospitality Holdings Inc	2,300	149
RealReal Inc/The *	17,400	155
Red Robin Gourmet Burgers Inc *	2,967	52
Red Rock Resorts Inc, Cl A	13,200	664
Regis Corp *	6,527	12
Rent the Runway, Cl A *(A)	3,700	22
Rent-A-Center Inc/TX, Cl A	15,040	427
Revolve Group Inc, Cl A *	8,000	379
RH *	4,011	1,612
Rivian Automotive Inc, Cl A *(A)	32,700	2,209
Rocky Brands Inc	2,300	89
Rush Street Interactive *	13,600	140
Ruth's Hospitality Group Inc	7,898	196
Sally Beauty Holdings Inc *	25,291	437
Scientific Games Corp, Cl A *	21,862	1,376
SeaWorld Entertainment Inc *	11,600	805
Service Corp International/US	36,789	2,239
Shake Shack Inc, Cl A *	8,500	635
Shift Technologies Inc *(A)	16,800	34
Shoe Carnival Inc	4,152	121
Shutterstock Inc	5,297	480
Signet Jewelers Ltd	11,900	839
Six Flags Entertainment Corp *	17,658	771
Skechers USA Inc, Cl A *	29,146	1,340
Skyline Champion Corp *	11,800	793
Sleep Number Corp *	5,009	329
Smith & Wesson Brands Inc	12,383	218
Snap One Holdings *(A)	2,800	55
Solo Brands, Cl A *(A)	2,600	27
Sonic Automotive Inc, Cl A	5,064	272
Sonos Inc *	27,400	750
Sportsman's Warehouse Holdings Inc *	9,400	107
Standard Motor Products Inc	4,766	208
Steven Madden Ltd	18,151	774
Stitch Fix Inc, Cl A *	17,800	223

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
StoneMor *	6,900	$18
Stoneridge Inc *	5,930	98
Strategic Education Inc	5,387	318
Stride Inc *	9,488	319
Sturm Ruger & Co Inc	3,942	285
Superior Group of Cos Inc	2,000	41
Target Hospitality Corp *	12,300	39
Taylor Morrison Home Corp, Cl A *	28,060	828
Tempur Sealy International Inc	40,792	1,347
Tenneco Inc, Cl A *	15,263	294
Terminix Global Holdings Inc *	28,300	1,204
Texas Roadhouse Inc, Cl A	16,166	1,534
Thor Industries Inc	12,190	1,103
Tilly's Inc, Cl A	5,243	67
Toll Brothers Inc	25,439	1,380
TopBuild Corp *	7,600	1,632
Torrid Holdings *(A)	2,700	24
Traeger *(A)	4,800	47
Travel + Leisure Co	19,700	1,104
TravelCenters of America *	2,700	114
Tri Pointe Homes Inc *	25,173	563
Tupperware Brands Corp *(A)	10,124	185
Udemy *(A)	5,000	66
Unifi Inc *	2,480	47
Universal Electronics Inc *	2,887	96
Urban Outfitters Inc *	15,800	435
Vail Resorts Inc	9,112	2,374
Vera Bradley Inc *	5,870	44
Victoria's Secret & Co *	17,100	917
Vista Outdoor Inc *	13,073	477
Visteon Corp *	6,265	753
Vivint Smart Home *	22,400	161
VOXX International Corp, Cl A *	3,800	41
Vroom Inc *	25,400	154
Vuzix *(A)	14,200	80
Wayfair Inc, Cl A *(A)	17,500	2,465
Weber, Cl A (A)	3,600	41
Wendy's Co/The	41,875	952
Williams-Sonoma Inc	16,937	2,454
Wingstop Inc	6,800	988
Winmark Corp	791	179
Winnebago Industries Inc	7,235	464
Wolverine World Wide Inc	17,896	412
Workhorse Group Inc *(A)	25,800	81
WW International Inc *	12,174	124
Wyndham Hotels & Resorts Inc	21,000	1,815
XL Fleet *(A)	8,200	16
Xometry, Cl A *(A)	1,700	83
XPEL Inc *	4,000	290
Xponential Fitness, Cl A *	2,000	42
YETI Holdings Inc *	19,400	1,194
Yum China Holdings Inc	98,548	5,126

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zumiez Inc *	4,803	$214

		175,522
Consumer Staples — 3.1%
22nd Century Group Inc *(A)	39,100	91
Albertsons Cos Inc, Cl A	35,100	1,023
Andersons Inc/The	7,799	356
AppHarvest *(A)	12,100	46
B&G Foods Inc, Cl A (A)	14,611	432
Beauty Health Co/The *	18,500	358
BellRing Brands Inc, Cl A *	9,500	243
Beyond Meat Inc *(A)	13,000	608
BJ's Wholesale Club Holdings Inc *	31,200	1,962
Boston Beer Co Inc/The, Cl A *	2,183	837
Bunge Ltd	31,743	3,319
Calavo Growers Inc	4,426	189
Cal-Maine Foods Inc	9,028	400
Casey's General Stores Inc	8,459	1,591
Celsius Holdings Inc *	12,100	773
Central Garden & Pet Co *	2,600	123
Central Garden & Pet Co, Cl A *	9,529	420
Chefs' Warehouse Inc/The *	7,021	231
Coca-Cola Consolidated Inc	1,089	541
Coty Inc, Cl A *	77,200	708
Darling Ingredients Inc *	37,057	2,686
Duckhorn Portfolio *	8,000	157
Edgewell Personal Care Co	12,245	437
elf Beauty Inc *	10,800	285
Energizer Holdings Inc	15,345	512
Flowers Foods Inc	43,708	1,198
Fresh Del Monte Produce Inc	7,681	199
Freshpet Inc *	9,200	876
Grocery Outlet Holding Corp *	19,800	551
Hain Celestial Group Inc/The *	20,760	755
Herbalife Nutrition Ltd *	23,044	820
HF Foods Group Inc *	9,900	62
Honest *	18,200	105
Hostess Brands Inc, Cl A *	31,700	683
Ingles Markets Inc, Cl A	3,545	291
Ingredion Inc	15,465	1,372
Inter Parfums Inc	4,106	381
J & J Snack Foods Corp	3,064	502
John B Sanfilippo & Son Inc	1,819	145
Keurig Dr Pepper Inc	160,480	6,206
Laird Superfood *	1,300	8
Lancaster Colony Corp	4,229	711
Landec Corp *	4,693	54
Limoneira Co	2,895	42
MedAvail Holdings *	2,500	3
Medifast Inc	2,564	477
MGP Ingredients Inc (A)	3,500	279
Mission Produce *	9,300	121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Beverage Corp	5,204	$229
Natural Grocers by Vitamin Cottage Inc	1,085	18
Nature's Sunshine Products Inc	37	1
NewAge *	15,700	11
Nu Skin Enterprises Inc, Cl A	11,205	520
Oil-Dri Corp of America	1,010	31
Olaplex Holdings Inc *	18,500	310
Performance Food Group Co *	34,527	1,935
Pilgrim's Pride Corp *	10,307	243
Post Holdings Inc *	13,569	1,427
PriceSmart Inc	5,423	394
Primo Water Corp	35,300	513
Revlon Inc, Cl A *	2,920	28
Reynolds Consumer Products Inc	12,500	372
Rite Aid Corp *(A)	13,411	123
Sanderson Farms Inc	4,641	829
Seaboard Corp	57	220
Seneca Foods Corp, Cl A *	1,262	63
Simply Good Foods Co/The *	19,100	757
Sovos Brands *	5,900	72
SpartanNash Co	8,136	229
Spectrum Brands Holdings Inc	9,687	899
Sprouts Farmers Market Inc *	25,700	732
Tattooed Chef Inc *(A)	11,500	140
Thorne HealthTech *	1,500	7
Tootsie Roll Industries Inc (A)	3,613	122
TreeHouse Foods Inc *	11,809	463
Turning Point Brands Inc	3,200	107
United Natural Foods Inc *	12,698	511
Universal Corp/VA	5,545	300
US Foods Holding Corp *	50,700	1,982
USANA Health Sciences Inc *	2,832	249
Utz Brands Inc	13,800	210
Vector Group Ltd	32,691	366
Veru Inc *	14,700	82
Village Super Market Inc, Cl A	1,962	45
Vita Coco *	2,400	28
Vital Farms Inc *	5,500	78
WD-40 Co	3,086	654
Weis Markets Inc	3,604	222
Whole Earth Brands Inc *	10,300	98
Zevia PBC, Cl A *	2,200	14

		49,803
Energy — 3.3%
Aemetis *	5,000	64
Alto Ingredients *	15,300	89
Antero Midstream Corp	77,000	773
Antero Resources Corp *	65,180	1,495
Arch Resources Inc (A)	3,500	418
Archrock Inc	30,283	253
Berry Corp	10,600	106

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brigham Minerals Inc, Cl A	11,000	$251
Bristow Group *	4,997	166
Cactus Inc, Cl A	12,400	628
California Resources Corp	18,600	767
Callon Petroleum Co *(A)	11,100	626
Centennial Resource Development Inc/DE, Cl A *	42,700	375
Centrus Energy, Cl A *	2,000	91
ChampionX Corp	45,600	976
Cheniere Energy Inc	53,765	7,145
Chesapeake Energy Corp (A)	23,893	1,846
Civitas Resources Inc	10,134	511
Clean Energy Fuels Corp *	39,088	284
CNX Resources Corp *	46,800	765
Comstock Resources Inc *	24,200	201
CONSOL Energy Inc *	7,475	230
Continental Resources Inc/OK	14,696	815
Crescent Energy, Cl A *	6,660	101
CVR Energy Inc	7,097	123
Delek US Holdings Inc *	14,190	244
Denbury Inc *	11,300	821
DHT Holdings Inc	31,900	201
DMC Global Inc *	5,100	150
Dorian LPG Ltd	6,747	93
Dril-Quip Inc *	7,987	230
DT Midstream Inc	22,300	1,184
Earthstone Energy Inc, Cl A *	1,800	23
Energy Fuels Inc/Canada *(A)	36,000	294
EQT Corp	67,700	1,567
Equitrans Midstream Corp	91,900	589
Expro Group Holdings *	7,557	122
Falcon Minerals Corp	13,800	79
Frontline Ltd/Bermuda (A)	28,000	263
FTS International Inc, Cl A *	1,900	50
Gevo *(A)	45,000	160
Golar LNG Ltd *	22,402	390
Green Plains Inc *	11,190	366
Helix Energy Solutions Group Inc *	32,569	132
Helmerich & Payne Inc	23,800	862
HighPeak Energy (A)	1,100	23
HollyFrontier Corp	34,500	1,051
International Seaways Inc	10,128	185
Kinetik Holdings, Cl A (A)	700	48
Kosmos Energy Ltd *	98,975	481
Laredo Petroleum *	3,100	237
Liberty Oilfield Services Inc, Cl A *	20,700	258
Magnolia Oil & Gas Corp, Cl A	32,300	722
Matador Resources Co	24,900	1,235
Murphy Oil Corp	33,000	1,144
Nabors Industries Ltd *	1,191	150
National Energy Services Reunited Corp *	3,300	29
New Fortress Energy Inc, Cl A	6,400	177

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Newpark Resources Inc *	18,020	$68
NexTier Oilfield Solutions Inc *	32,639	260
Nordic American Tankers Ltd	34,377	83
Northern Oil and Gas Inc	11,700	293
NOV Inc	89,300	1,531
Oasis Petroleum Inc	4,600	610
Oceaneering International Inc *	22,646	332
Oil States International Inc *	16,699	87
Ovintiv Inc	59,700	2,737
Par Pacific Holdings Inc *	9,986	136
Patterson-UTI Energy Inc	41,922	605
PBF Energy Inc, Cl A *	21,977	365
PDC Energy Inc	22,377	1,444
Peabody Energy Corp *	17,300	300
ProPetro Holding Corp *	15,600	199
Range Resources Corp *	54,500	1,251
Ranger Oil, Cl A *	4,700	159
Renewable Energy Group Inc *	10,100	621
REX American Resources Corp *	1,300	123
RPC Inc *	15,199	133
Scorpio Tankers Inc	10,813	188
Select Energy Services Inc, Cl A *	12,200	101
SFL Corp Ltd	30,976	308
SM Energy Co	26,913	956
Solaris Oilfield Infrastructure Inc, Cl A	5,400	56
Southwestern Energy Co *	229,471	1,145
Talos Energy Inc *	8,100	127
Targa Resources Corp	51,659	3,377
Teekay Corp *	14,800	50
Teekay Tankers Ltd, Cl A *	5,100	73
Tellurian Inc *(A)	84,400	322
TETRA Technologies Inc *	34,000	109
Texas Pacific Land Corp	1,300	1,545
Tidewater Inc *	9,800	145
Uranium Energy Corp *(A)	57,700	230
Ur-Energy *(A)	38,700	57
US Silica Holdings Inc *	15,626	226
W&T Offshore Inc *	21,338	104
Whiting Petroleum Corp	8,886	656
World Fuel Services Corp	14,841	421

		54,192
Financials — 15.1%
1st Source Corp	4,158	201
AFC Gamma Inc	2,800	55
Affiliated Managers Group Inc	9,200	1,273
AGNC Investment Corp ‡	120,221	1,552
Alerus Financial Corp	3,400	98
Alleghany Corp *	3,067	2,030
Allegiance Bancshares Inc	4,400	189
Ally Financial Inc	79,300	3,957
Amalgamated Financial Corp	3,000	52

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
A-Mark Precious Metals Inc	1,900	$136
Ambac Financial Group Inc *	12,500	160
Amerant Bancorp Inc, Cl A	7,000	227
American Equity Investment Life Holding Co	18,578	700
American Financial Group Inc/OH	15,553	2,106
American National Bankshares Inc	2,006	77
American National Group Inc	1,631	308
Ameris Bancorp	14,962	741
AMERISAFE Inc	4,533	213
Angel Oak Mortgage	1,600	26
Annaly Capital Management Inc ‡	320,559	2,231
Apollo Commercial Real Estate Finance Inc	32,819	428
Apollo Global Management Inc	84,784	5,533
Arbor Realty Trust Inc ‡	32,800	590
Arch Capital Group Ltd *	85,608	4,033
Ares Commercial Real Estate Corp	9,600	141
Ares Management Corp, Cl A	32,545	2,639
Argo Group International Holdings Ltd	6,816	287
ARMOUR Residential Inc ‡(A)	19,724	160
Arrow Financial Corp	3,158	108
Artisan Partners Asset Management Inc, Cl A	13,300	507
AssetMark Financial Holdings Inc *	3,900	92
Associated Banc-Corp	34,136	833
Associated Capital Group Inc	500	20
Assured Guaranty Ltd	14,687	910
Atlantic Capital Bancshares Inc *	4,300	139
Atlantic Union Bankshares Corp	16,882	686
Atlanticus Holdings Corp *	1,100	59
Axis Capital Holdings Ltd	17,868	976
Axos Financial Inc *	13,136	719
B Riley Financial Inc	4,400	262
Banc of California Inc	13,500	265
BancFirst Corp	4,050	316
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,012	108
Bancorp Inc/The *	12,492	366
Bank First Corp (A)	1,900	134
Bank of Hawaii Corp	9,024	778
Bank of Marin Bancorp	3,614	128
Bank of NT Butterfield & Son Ltd/The	11,500	442
Bank OZK	27,670	1,301
BankUnited Inc	20,396	901
Banner Corp	8,151	502
Bar Harbor Bankshares	2,850	82
Berkshire Hills Bancorp Inc	10,991	342
BGC Partners Inc, Cl A	72,536	332
Blackstone Inc, Cl A	155,900	19,873
Blackstone Mortgage Trust Inc, Cl A ‡	35,400	1,125
Blucora Inc *	10,529	210
Blue Foundry Bancorp *	6,000	83
Blue Ridge Bankshares	3,700	59

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BOK Financial Corp	6,782	$697
Bridgewater Bancshares Inc *	6,100	103
Bright Health Group *	11,400	38
Brighthouse Financial Inc *	18,500	967
Brightsphere Investment Group Inc	12,563	300
BrightSpire Capital, Cl A	21,794	193
Broadmark Realty Capital	30,500	264
Brookline Bancorp Inc	16,574	284
BRP Group Inc, Cl A *	10,600	294
Business First Bancshares Inc	4,300	113
Byline Bancorp Inc	5,970	163
Cadence Bank	43,031	1,361
Cambridge Bancorp	1,500	132
Camden National Corp	3,058	145
Cannae Holdings Inc *	18,662	501
Capital Bancorp Inc	1,900	47
Capital City Bank Group Inc	2,861	80
Capitol Federal Financial Inc	28,287	309
Capstar Financial Holdings Inc	2,400	51
Carlyle Group Inc/The	37,200	1,744
Carter Bankshares Inc *	7,100	118
Cathay General Bancorp	16,915	796
CBTX Inc	3,600	108
Central Pacific Financial Corp	6,810	199
Chimera Investment Corp ‡	53,665	653
Citizens & Northern Corp	4,640	115
Citizens Inc/TX, Cl A *(A)	7,833	33
City Holding Co	3,685	294
Civista Bancshares Inc	3,400	83
CNA Financial Corp	6,675	305
CNB Financial Corp/PA	4,748	124
CNO Financial Group Inc	28,125	680
Coastal Financial *	1,900	90
Cohen & Steers Inc	5,536	450
Columbia Banking System Inc	18,029	660
Columbia Financial Inc *	8,700	185
Commerce Bancshares Inc/MO	24,890	1,787
Community Bank System Inc	12,351	901
Community Trust Bancorp Inc	3,393	143
ConnectOne Bancorp Inc	8,383	277
Cowen Inc, Cl A	5,930	176
Crawford & Co, Cl A	5,700	44
Credit Acceptance Corp *(A)	1,812	997
CrossFirst Bankshares Inc *	11,500	181
Cullen/Frost Bankers Inc	13,105	1,844
Curo Group Holdings Corp	4,500	60
Customers Bancorp Inc *	6,770	417
CVB Financial Corp	29,079	686
Diamond Hill Investment Group Inc	654	127
Dime Community Bancshares Inc	7,729	263
Donegal Group Inc, Cl A	2,500	34
Donnelley Financial Solutions Inc *	7,232	232

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dynex Capital Inc (A)	9,897	$152
Eagle Bancorp Inc	7,306	438
East West Bancorp Inc	32,666	2,860
Eastern Bankshares Inc	39,100	855
eHealth Inc *	5,874	91
Ellington Financial Inc	13,700	242
Employers Holdings Inc	7,074	275
Enact Holdings (A)	1,100	23
Encore Capital Group Inc *	6,675	440
Enova International Inc *	8,166	333
Enstar Group Ltd *	2,851	813
Enterprise Bancorp Inc/MA	2,848	115
Enterprise Financial Services Corp	8,465	418
Equitable Holdings Inc	83,100	2,714
Equity Bancshares Inc, Cl A	3,900	123
Erie Indemnity Co, Cl A	5,687	996
Essent Group Ltd	24,800	1,096
Evercore Inc, Cl A	8,776	1,114
EZCORP Inc, Cl A *	11,257	67
Farmers National Banc Corp	6,800	117
FB Financial Corp	7,502	333
Federal Agricultural Mortgage Corp, Cl C	1,988	246
Federated Hermes Inc, Cl B	21,970	718
Fidelity D&D Bancorp Inc (A)	700	35
Fidelity National Financial Inc	62,566	2,981
Finance of America, Cl A *	7,100	23
Financial Institutions Inc	3,243	104
First American Financial Corp	24,372	1,634
First Bancorp Inc/The	3,052	91
First BanCorp/Puerto Rico	47,916	677
First Bancorp/Southern Pines NC	7,645	343
First Bancshares Inc/The	4,600	162
First Bank	300	4
First Busey Corp	12,392	340
First Citizens BancShares Inc/NC, Cl A	2,802	2,209
First Commonwealth Financial Corp	22,901	370
First Community Bankshares Inc	4,442	130
First Financial Bancorp	20,633	507
First Financial Bankshares Inc	30,012	1,438
First Financial Corp/IN	2,412	112
First Foundation Inc	9,900	264
First Hawaiian Inc	29,100	846
First Horizon Corp	122,825	2,884
First Internet Bancorp	2,200	108
First Interstate BancSystem Inc, Cl A	29,716	1,206
First Merchants Corp	13,118	574
First Mid Bancshares Inc	3,572	143
First of Long Island Corp/The	4,995	109
FirstCash Holdings	8,420	607
Five Star Bancorp	2,800	85
Flagstar Bancorp Inc	11,700	533
Flushing Financial Corp	6,070	143

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FNB Corp/PA	77,589	$1,042
Focus Financial Partners Inc, Cl A *	13,400	671
Franklin BSP Realty Trust	8,054	106
FS Bancorp Inc	100	3
Fulton Financial Corp	35,712	644
GAMCO Investors Inc, Cl A	1,931	42
GCM Grosvenor	10,000	100
Genworth Financial Inc, Cl A *	118,100	479
German American Bancorp Inc	6,166	245
Glacier Bancorp Inc	25,075	1,389
GoHealth Inc, Cl A *(A)	15,000	33
Goosehead Insurance Inc, Cl A	4,100	357
Granite Point Mortgage Trust Inc	10,941	123
Great Ajax Corp	4,902	56
Great Southern Bancorp Inc	2,499	153
Green Dot Corp, Cl A *	12,455	357
Greenhill & Co Inc	3,171	56
Greenlight Capital Re Ltd, Cl A *	6,409	46
Guaranty Bancshares Inc/TX	1,500	52
Hamilton Lane Inc, Cl A	8,000	625
Hancock Whitney Corp	19,514	1,087
Hanmi Financial Corp	6,878	180
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	17,200	814
Hanover Insurance Group Inc/The	8,217	1,146
HarborOne Bancorp Inc	10,720	159
HBT Financial Inc	2,200	42
HCI Group Inc	1,115	69
Heartland Financial USA Inc	9,475	470
Heritage Commerce Corp	13,600	162
Heritage Financial Corp/WA	8,071	212
Heritage Insurance Holdings Inc	3,800	21
Hilltop Holdings Inc	14,700	455
Hingham Institution For Savings The	300	108
Home Bancorp Inc	1,800	71
Home BancShares Inc/AR	34,232	801
Home Point Capital	1,600	5
HomeStreet Inc	4,372	225
HomeTrust Bancshares Inc	4,102	123
Hope Bancorp Inc	26,995	458
Horace Mann Educators Corp	9,814	408
Horizon Bancorp Inc/IN	9,425	189
Houlihan Lokey Inc, Cl A	11,500	1,183
Independent Bank Corp	10,420	896
Independent Bank Corp/MI	5,400	129
Independent Bank Group Inc	8,402	648
Interactive Brokers Group Inc, Cl A	18,327	1,213
International Bancshares Corp	12,050	518
Invesco Mortgage Capital Inc	80,095	175
Investors Bancorp Inc	51,444	861
Investors Title Co	400	77
James River Group Holdings Ltd	8,200	218

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janus Henderson Group PLC	38,600	$1,296
Jefferies Financial Group Inc	50,200	1,784
Kearny Financial Corp/MD	17,129	226
Kemper Corp	13,873	741
Kinsale Capital Group Inc	4,900	1,028
KKR & Co Inc	127,663	7,675
KKR Real Estate Finance Trust Inc	9,300	200
Ladder Capital Corp, Cl A ‡	25,162	288
Lakeland Bancorp Inc	13,393	242
Lakeland Financial Corp	5,757	462
Lazard Ltd, Cl A (B)	22,931	793
Lemonade Inc *(A)	8,200	209
LendingClub Corp *	22,600	420
LendingTree Inc *	2,700	327
Live Oak Bancshares Inc	7,300	467
LPL Financial Holdings Inc	18,362	3,323
Luther Burbank Corp	4,422	57
Macatawa Bank Corp	5,200	48
Maiden Holdings Ltd *	14,900	36
Markel Corp *	3,103	3,857
MBIA Inc *	10,982	167
Mercantile Bank Corp	3,557	131
Merchants Bancorp/IN	3,300	96
Mercury General Corp	5,978	329
Meta Financial Group Inc	7,600	421
Metrocity Bankshares Inc	3,800	92
MetroMile *	40,000	51
Metropolitan Bank Holding Corp *	2,100	215
MFA Financial Inc ‡	100,897	410
MGIC Investment Corp	74,718	1,134
Mid Penn Bancorp Inc	3,200	90
Midland States Bancorp Inc	5,600	164
MidWestOne Financial Group Inc	3,169	96
Moelis & Co, Cl A	13,700	660
Morningstar Inc	5,420	1,521
Mr Cooper Group Inc *	13,871	705
MVB Financial Corp	1,100	42
National Bank Holdings Corp, Cl A	6,400	284
National Western Life Group Inc, Cl A	510	109
Navient Corp	35,600	627
NBT Bancorp Inc	10,108	388
Nelnet Inc, Cl A	4,031	325
New Residential Investment Corp ‡	97,888	1,016
New York Community Bancorp Inc	104,039	1,201
New York Mortgage Trust Inc ‡	90,238	317
NI Holdings Inc *	2,300	41
Nicolet Bankshares Inc *	2,300	219
NMI Holdings Inc, Cl A *	19,100	442
Northfield Bancorp Inc	10,205	160
Northrim BanCorp Inc	1,300	58
Northwest Bancshares Inc	27,479	387
OceanFirst Financial Corp	13,468	301

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ocwen Financial *	1,700	$49
OFG Bancorp	10,925	308
Old National Bancorp/IN	66,562	1,217
Old Republic International Corp	64,144	1,690
Old Second Bancorp Inc	2,900	41
OneMain Holdings Inc, Cl A	26,100	1,331
Open Lending, Cl A *	23,800	496
Oportun Financial Corp *	5,900	96
Oppenheimer Holdings Inc, Cl A	2,164	93
Orchid Island Capital Inc, Cl A ‡(A)	37,100	122
Origin Bancorp Inc	5,000	231
Orrstown Financial Services Inc	3,700	90
Pacific Premier Bancorp Inc	21,036	814
PacWest Bancorp	26,712	1,320
Palomar Holdings Inc, Cl A *	5,600	361
Park National Corp	3,305	443
PCSB Financial Corp	400	7
Peapack-Gladstone Financial Corp	4,854	183
PennyMac Financial Services Inc	7,000	404
PennyMac Mortgage Investment Trust ‡	22,663	354
Peoples Bancorp Inc/OH	5,572	174
Peoples Financial Services Corp	1,600	76
Pinnacle Financial Partners Inc	17,027	1,721
Pioneer Bancorp *	2,700	29
Piper Sandler Cos	3,977	589
PJT Partners Inc	5,200	332
Popular Inc	18,256	1,677
PRA Group Inc *	9,758	435
Preferred Bank/Los Angeles CA	3,037	238
Premier Financial Corp	8,976	275
Primerica Inc	9,129	1,186
Primis Financial Corp	6,000	86
ProAssurance Corp	11,625	280
PROG Holdings Inc *	14,378	441
Prosperity Bancshares Inc	20,735	1,544
Provident Bancorp Inc	3,500	57
Provident Financial Services Inc	16,778	398
Pzena Investment Management Inc, Cl A	6,300	58
QCR Holdings Inc	3,900	218
Radian Group Inc	41,048	981
RBB Bancorp	2,600	63
Ready Capital Corp	12,532	186
Red River Bancshares Inc	1,200	61
Redwood Trust Inc ‡	27,405	285
Regional Management Corp	1,700	87
Reinsurance Group of America Inc, Cl A	15,516	1,720
RenaissanceRe Holdings Ltd	10,406	1,569
Renasant Corp	12,460	455
Republic Bancorp Inc/KY, Cl A	1,998	92
Republic First Bancorp Inc *	9,800	51
RLI Corp	9,182	932
Rocket Cos Inc, Cl A (A)	32,200	416

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
S&T Bancorp Inc	8,332	$259
Safety Insurance Group Inc	3,131	261
Sandy Spring Bancorp Inc	10,110	476
Sculptor Capital Management Inc, Cl A (B)	5,700	73
Seacoast Banking Corp of Florida	12,398	454
SEI Investments Co †	24,519	1,436
Selective Insurance Group Inc	13,384	1,113
Selectquote Inc *	28,700	89
ServisFirst Bancshares Inc	11,200	979
Sierra Bancorp	2,978	80
Silvergate Capital Corp, Cl A *	5,900	756
Simmons First National Corp, Cl A	25,548	729
SiriusPoint Ltd *	20,200	149
SLM Corp	67,320	1,326
SmartFinancial Inc	3,100	81
South Plains Financial Inc	2,400	66
South State Corp	16,036	1,443
Southern First Bancshares Inc *	1,491	85
Southern Missouri Bancorp Inc	1,900	102
Southside Bancshares Inc	6,762	282
Spirit of Texas Bancshares Inc	2,800	80
Starwood Property Trust Inc ‡	66,380	1,582
State Auto Financial Corp	4,090	213
StepStone Group Inc, Cl A	9,000	311
Stewart Information Services Corp	5,841	396
Stifel Financial Corp	23,373	1,718
Stock Yards Bancorp Inc	5,302	283
StoneX Group Inc *	3,768	284
Summit Financial Group Inc	2,600	71
Synovus Financial Corp	33,292	1,753
Texas Capital Bancshares Inc *	11,423	761
TFS Financial Corp	12,343	212
Third Coast Bancshares *	800	19
Tiptree Inc	5,100	65
Tompkins Financial Corp	3,505	277
Towne Bank/Portsmouth VA	15,967	498
TPG RE Finance Trust Inc	14,400	170
Tradeweb Markets Inc, Cl A	24,100	2,036
Trean Insurance Group Inc *	3,800	27
TriCo Bancshares	6,909	300
TriState Capital Holdings Inc *	6,500	216
Triumph Bancorp Inc *	5,200	522
Trupanion Inc *	8,600	771
TrustCo Bank Corp NY	4,325	148
Trustmark Corp	14,539	458
Two Harbors Investment Corp ‡	80,442	407
UMB Financial Corp	10,045	1,023
Umpqua Holdings Corp	48,831	1,043
United Bankshares Inc/WV	30,056	1,101
United Community Banks Inc/GA	23,818	921
United Fire Group Inc	4,171	115
United Insurance Holdings Corp	1,900	7

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Insurance Holdings Inc	5,900	$68
Univest Financial Corp	7,415	215
Unum Group	47,000	1,312
Upstart Holdings Inc *(A)	10,500	1,659
UWM Holdings Corp (A)	20,000	87
Valley National Bancorp	91,768	1,282
Value Line Inc	300	18
Velocity Financial *	1,800	23
Veritex Holdings Inc	10,839	440
Virtu Financial Inc, Cl A	20,100	705
Virtus Investment Partners Inc	1,658	399
Voya Financial Inc (A)	25,100	1,690
Walker & Dunlop Inc	6,323	875
Washington Federal Inc	15,436	549
Washington Trust Bancorp Inc	3,870	210
Waterstone Financial Inc	4,000	78
Webster Financial Corp	40,929	2,464
WesBanco Inc	14,009	512
West BanCorp Inc	3,785	109
Westamerica BanCorp	6,155	365
Western Alliance Bancorp	23,161	2,171
White Mountains Insurance Group Ltd	662	695
Wintrust Financial Corp	12,849	1,277
WisdomTree Investments Inc	34,575	195
World Acceptance Corp *	976	192
WSFS Financial Corp	14,612	743

		244,992
Health Care — 12.4%
10X Genomics Inc, Cl A *	19,500	1,589
1Life Healthcare Inc *	25,400	275
2seventy bio *	4,800	71
4D Molecular Therapeutics Inc *	7,700	105
89bio Inc *	700	3
9 Meters Biopharma *	45,400	25
Absci Corp *(A)	3,000	28
Acadia Healthcare Co Inc *	19,987	1,133
ACADIA Pharmaceuticals Inc *	26,900	684
Accelerate Diagnostics Inc *(A)	4,900	14
Accolade *	11,200	201
Accuray Inc *	20,563	71
Aclaris Therapeutics Inc *	11,100	165
Acumen Pharmaceuticals *	2,100	12
Acutus Medical *	4,100	7
Adagio Therapeutics Inc *(A)	4,500	30
AdaptHealth Corp, Cl A *	15,400	268
Adaptive Biotechnologies Corp *	23,700	342
Addus HomeCare Corp *	3,600	306
Adicet Bio *	4,500	59
Adverum Biotechnologies Inc *	28,100	38
Aeglea BioTherapeutics Inc, Cl Savings Shares *	9,300	26

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aerie Pharmaceuticals Inc *	11,900	$99
Aerovate Therapeutics *(A)	2,200	22
Affimed NV *	27,377	121
Agenus Inc *	57,300	155
Agiliti *	6,100	110
agilon health Inc *	37,800	764
Agios Pharmaceuticals Inc *	12,800	398
AirSculpt Technologies *	1,400	19
Akebia Therapeutics Inc *	30,985	67
Akero Therapeutics Inc *	7,000	124
Akouos *	6,000	32
Akoya Biosciences *	1,600	18
Alaunos Therapeutics *(A)	64,346	63
Albireo Pharma Inc *	2,400	80
Aldeyra Therapeutics Inc *	13,200	53
Alector Inc *	13,000	206
Alignment Healthcare *	17,000	143
Aligos Therapeutics *	7,500	18
Alkermes PLC *	36,653	911
Allakos Inc *	7,500	42
Allogene Therapeutics Inc *	18,700	171
Allovir *	7,300	66
Allscripts Healthcare Solutions Inc *	27,353	532
Alnylam Pharmaceuticals Inc *	27,189	4,292
Alpha Teknova *	1,500	26
Alphatec Holdings Inc *	18,300	202
Alpine Immune Sciences *	2,500	21
Altimmune *	8,900	66
ALX Oncology Holdings *	4,300	78
Amedisys Inc *	7,371	1,181
American Well Corp, Cl A *	43,300	183
Amicus Therapeutics Inc *	59,100	481
AMN Healthcare Services Inc *	10,609	1,126
Amneal Pharmaceuticals Inc *	23,588	107
Amphastar Pharmaceuticals Inc *	8,300	230
Ampio Pharmaceuticals *(A)	40,700	20
AnaptysBio Inc *	4,800	147
Anavex Life Sciences Corp *(A)	15,300	168
AngioDynamics Inc *	8,570	202
Angion Biomedica *	1,200	2
ANI Pharmaceuticals Inc *	2,500	94
Anika Therapeutics Inc *	3,070	100
Annexon *	6,200	30
Antares Pharma Inc *	38,000	133
Apellis Pharmaceuticals Inc *	16,300	693
Apollo Medical Holdings Inc *(A)	8,600	414
Applied Molecular Transport *	5,500	36
Applied Therapeutics Inc *	3,200	6
Apria *	4,331	162
Apyx Medical Corp *	7,400	75
AquaBounty Technologies *	11,200	18
Arbutus Biopharma Corp *	16,700	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcturus Therapeutics Holdings Inc *	5,500	$132
Arcus Biosciences Inc *	10,600	394
Arcutis Biotherapeutics Inc *	7,000	125
Ardelyx Inc *	16,000	12
Arena Pharmaceuticals Inc *	14,165	1,345
Arrowhead Pharmaceuticals Inc *	23,400	1,030
Arvinas Inc *	10,700	693
Asensus Surgical *(A)	59,300	46
Aspira Women's Health *(A)	20,963	23
Atara Biotherapeutics Inc *	20,600	265
Atea Pharmaceuticals *	15,000	95
Athenex Inc *	14,700	12
Athersys Inc *(A)	50,000	45
Athira Pharma *	10,400	95
Atossa Therapeutics *	29,200	36
Atreca Inc, Cl A *(A)	7,200	13
AtriCure Inc *	10,320	717
Atrion Corp	330	236
Aura Biosciences *	1,200	21
Avalo Therapeutics *	5,300	4
Avanos Medical Inc *	11,100	393
Avantor Inc *	138,551	4,806
Aveanna Healthcare Holdings Inc *	10,800	57
Avid Bioservices Inc *	13,800	283
Avidity Biosciences Inc *	9,500	161
Avita Medical *	6,600	61
Avrobio Inc *	7,400	11
Axogen Inc *	9,085	85
Axonics Inc *	10,500	596
Axsome Therapeutics Inc *(A)	6,500	183
Beam Therapeutics Inc *	11,700	917
Berkeley Lights Inc *	10,700	82
Beyondspring Inc *	4,400	11
BioAtla *	2,800	18
BioCryst Pharmaceuticals Inc *	41,300	686
BioDelivery Sciences International Inc *	21,800	122
Biodesix *	2,600	6
Biohaven Pharmaceutical Holding Co Ltd *	12,700	1,508
BioLife Solutions Inc *	3,100	73
BioMarin Pharmaceutical Inc *	41,746	3,261
Biomea Fusion *(A)	5,500	35
Bionano Genomics *(A)	63,500	136
Bioventus, Cl A *	6,639	86
Bioxcel Therapeutics Inc *	3,900	71
Black Diamond Therapeutics Inc *	2,900	9
Bluebird Bio Inc *	14,400	87
Blueprint Medicines Corp *	13,200	799
Bolt Biotherapeutics *	3,100	11
Bridgebio Pharma *	22,935	179
Brookdale Senior Living Inc, Cl A *	42,209	290
Brooklyn ImmunoTherapeutics *	5,100	12
Bruker Corp	23,432	1,649

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Butterfly Network *(A)	31,800	$164
C4 Therapeutics Inc *	8,100	182
Cara Therapeutics Inc *	9,400	97
Cardiff Oncology Inc *	7,700	21
Cardiovascular Systems Inc *	8,425	177
CareDx Inc *	11,500	441
Caribou Biosciences *	4,100	41
Cassava Sciences *(A)	8,700	370
Castle Biosciences Inc *	4,600	199
Catalyst Pharmaceuticals Inc *	23,400	183
Celcuity Inc *	1,700	17
Celldex Therapeutics Inc *	10,300	308
CEL-SCI Corp *(A)	9,900	57
Century Therapeutics *(A)	2,500	35
Cerevel Therapeutics Holdings Inc *	9,000	238
Certara Inc *	24,264	615
Cerus Corp *	38,497	226
Change Healthcare Inc *	57,700	1,236
Chemed Corp	3,445	1,648
ChemoCentryx Inc *	12,100	367
Chimerix Inc *	20,300	114
Chinook Therapeutics *	8,760	112
ChromaDex Corp *	9,900	27
Citius Pharmaceuticals Inc *(A)	24,300	37
ClearPoint Neuro *(A)	4,000	35
Clene *	4,900	15
Clovis Oncology Inc *(A)	17,166	35
Codex DNA Inc *	1,700	17
Codexis Inc *	13,961	278
Codiak Biosciences *	3,400	16
Cogent Biosciences *(A)	7,900	47
Coherus Biosciences Inc *	14,800	174
Collegium Pharmaceutical Inc *	7,800	152
Community Health Systems Inc *	28,329	298
Computer Programs and Systems Inc *	1,602	49
CONMED Corp	6,708	980
Convey Health Solutions Holdings *	2,900	17
Corcept Therapeutics Inc *	21,800	486
CorMedix Inc *	8,600	42
Cortexyme Inc *	4,400	19
CorVel Corp *	1,934	308
Covetrus Inc *	23,600	418
Crinetics Pharmaceuticals Inc *	10,300	206
Cross Country Healthcare Inc *	9,179	205
CryoLife Inc *	8,545	167
CryoPort Inc *	9,400	323
Cue Biopharma Inc *	6,900	40
Cue Health *(A)	3,200	26
Cullinan Oncology *	7,700	110
CureVac NV *(A)	11,800	198
Curis Inc *	22,600	76
Cutera Inc *	3,900	150

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVRx *	1,700	$15
Cymabay Therapeutics Inc *	11,300	36
Cyteir Therapeutics *(A)	1,800	10
Cytek Biosciences *	3,400	46
Cytokinetics Inc *	18,200	643
CytomX Therapeutics Inc *	15,800	61
CytoSorbents Corp *	5,500	21
DarioHealth *(A)	2,900	21
Day One Biopharmaceuticals *(A)	2,400	33
Deciphera Pharmaceuticals Inc *	8,900	69
Definitive Healthcare Corp, Cl A *(A)	2,600	60
Denali Therapeutics Inc *	20,400	664
DermTech Inc *(A)	5,700	73
Design Therapeutics *	7,800	106
DICE Therapeutics Inc *(A)	3,100	57
Durect Corp *	47,000	31
Dynavax Technologies Corp, Cl A *(A)	23,889	293
Dyne Therapeutics *	6,100	52
Eagle Pharmaceuticals Inc/DE *	2,700	128
Eargo Inc *	3,100	15
Edgewise Therapeutics *(A)	8,300	98
Editas Medicine Inc, Cl A *	15,400	264
Eiger BioPharmaceuticals Inc *	5,600	22
Elanco Animal Health Inc *	102,100	2,901
Eliem Therapeutics *	1,500	14
Emergent BioSolutions Inc *	10,984	455
Enanta Pharmaceuticals Inc *	4,700	331
Encompass Health Corp	22,341	1,475
Endo International PLC *	49,500	154
Ensign Group Inc/The	12,036	1,012
Entrada Therapeutics *(A)	2,000	24
Envista Holdings Corp *	35,900	1,723
Epizyme Inc *	19,800	30
Erasca Inc *(A)	4,400	55
Esperion Therapeutics Inc *	6,200	25
Evelo Biosciences Inc *(A)	3,300	10
Evolent Health Inc, Cl A *	17,600	469
Evolus Inc *	2,300	21
Exact Sciences Corp *	39,526	3,085
Exagen Inc *	800	6
Exelixis Inc *	71,000	1,458
EyePoint Pharmaceuticals *	4,500	45
Fate Therapeutics Inc *	19,000	656
FibroGen Inc *	19,000	267
Figs Inc, Cl A *	22,300	366
Finch Therapeutics Group *	1,600	13
Fluidigm Corp *	18,053	66
Foghorn Therapeutics *	4,200	40
Forian *	3,900	27
Forma Therapeutics Holdings Inc *	7,600	75
Forte Biosciences Inc *	2,400	3
Fortress Biotech *	13,200	21

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Frequency Therapeutics Inc *	6,700	$19
Fulcrum Therapeutics Inc *	5,100	56
Fulgent Genetics Inc *(A)	4,700	293
G1 Therapeutics Inc *(A)	8,400	89
Gemini Therapeutics, Cl A *	4,700	6
Generation Bio Co *	9,900	51
Geron Corp *(A)	89,070	97
Glaukos Corp *	10,349	572
Global Blood Therapeutics Inc *	13,901	420
Globus Medical Inc, Cl A *	18,000	1,266
Gossamer Bio Inc *	13,600	123
Graphite Bio *	3,500	32
Greenwich Lifesciences *	900	18
Gritstone bio *	9,800	50
GT Biopharma *	5,100	16
Guardant Health Inc *	20,700	1,372
Haemonetics Corp *	11,447	661
Halozyme Therapeutics Inc *	31,158	1,105
Hanger Inc *	10,000	181
Harmony Biosciences Holdings *	5,800	232
Harpoon Therapeutics Inc *	1,800	7
Harvard Bioscience Inc *	9,669	52
Health Catalyst Inc *	12,300	334
HealthEquity Inc *	18,600	999
HealthStream Inc *	5,964	122
Heron Therapeutics Inc *	20,900	148
Heska Corp *	2,200	312
Homology Medicines Inc *	9,200	32
Hookipa Pharma Inc *(A)	2,400	6
Horizon Therapeutics PLC *	50,203	4,577
Humanigen *	11,300	23
iBio *(A)	52,600	17
iCAD Inc *	4,800	23
Icosavax *(A)	2,900	51
ICU Medical Inc *	4,527	1,072
Ideaya Biosciences *	7,400	98
IGM Biosciences Inc *	1,200	20
Ikena Oncology *(A)	8,300	51
Imago Biosciences *	2,100	49
Immuneering, Cl A *	1,800	13
Immunic *	3,300	38
ImmunityBio *(A)	13,700	94
ImmunoGen Inc *	41,552	234
Immunovant Inc *	10,200	57
Impel Neuropharma *(A)	1,200	9
Inari Medical Inc *	7,800	686
Infinity Pharmaceuticals *	18,700	21
InfuSystem Holdings Inc *	3,400	39
Inhibrx Inc *	6,100	131
Innovage Holding Corp *	3,900	19
Innoviva Inc *	9,309	179
Inogen Inc *	4,100	143

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inotiv Inc *	2,800	$74
Inovio Pharmaceuticals Inc *(A)	42,500	138
Inozyme Pharma *	3,069	18
Insmed Inc *	26,900	643
Inspire Medical Systems Inc *	6,100	1,489
Instil Bio Inc *(A)	11,600	124
Insulet Corp *	15,208	4,025
Integer Holdings Corp *	7,530	632
Integra LifeSciences Holdings Corp *	16,904	1,134
Intellia Therapeutics Inc *	16,000	1,582
Intercept Pharmaceuticals Inc *(A)	5,876	84
Intersect ENT Inc *	7,300	199
Intra-Cellular Therapies Inc *	18,500	1,026
Invacare Corp *	6,889	14
Invitae Corp *(A)	45,000	486
Ionis Pharmaceuticals Inc *	31,694	1,058
Iovance Biotherapeutics Inc *	35,200	552
iRadimed Corp	1,100	55
iRhythm Technologies Inc *	6,600	853
Ironwood Pharmaceuticals Inc, Cl A *	34,254	369
IsoPlexis *	1,800	9
iTeos Therapeutics Inc *	4,600	166
IVERIC bio Inc *	25,300	406
Janux Therapeutics *(A)	2,800	48
Jazz Pharmaceuticals PLC *	13,800	1,897
Joint Corp/The *	3,000	123
Jounce Therapeutics Inc *	7,600	57
Kala Pharmaceuticals Inc *	9,400	6
Kaleido Biosciences Inc *	2,700	4
KalVista Pharmaceuticals Inc *	4,700	75
Karuna Therapeutics Inc *(A)	5,100	536
Karyopharm Therapeutics Inc *	16,200	167
KemPharm *	6,100	36
Keros Therapeutics *	4,000	215
Kezar Life Sciences Inc *	7,900	117
Kiniksa Pharmaceuticals Ltd, Cl A *	6,700	69
Kinnate Biopharma *	7,700	60
Kodiak Sciences Inc *	7,600	66
Kronos Bio *	8,400	63
Krystal Biotech Inc *	4,300	273
Kura Oncology Inc *	13,700	217
Kymera Therapeutics *	7,600	302
Landos Biopharma *	1,400	3
Lantheus Holdings Inc *	15,800	756
LeMaitre Vascular Inc	4,200	199
Lexicon Pharmaceuticals Inc *	17,105	35
LHC Group Inc *	6,947	946
LifeStance Health Group *(A)	9,800	92
Ligand Pharmaceuticals Inc *	3,428	347
Lineage Cell Therapeutics Inc *	25,900	37
LivaNova PLC *	12,000	946
Lucid Diagnostics *	1,100	4

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lyell Immunopharma *(A)	5,100	$37
MacroGenics Inc *	12,600	118
Madrigal Pharmaceuticals Inc *	3,000	279
Magenta Therapeutics Inc *	7,300	23
MannKind Corp *(A)	56,200	147
Maravai LifeSciences Holdings Inc, Cl A *	25,018	977
Marinus Pharmaceuticals Inc *	10,750	84
Masimo Corp *	11,493	1,810
MaxCyte Inc *	20,500	143
MEDNAX Inc *	17,356	408
Medpace Holdings Inc *	6,700	1,025
MEI Pharma Inc *	16,900	37
MeiraGTx Holdings PLC *	6,700	96
Meridian Bioscience Inc *	10,041	254
Merit Medical Systems Inc *	11,575	753
Mersana Therapeutics Inc *	15,600	68
Mesa Laboratories Inc	1,100	281
MiMedx Group Inc *	26,300	133
Mind Medicine MindMed *(A)	77,200	94
MiNK Therapeutics *	400	1
Mirati Therapeutics Inc *	9,700	856
Mirum Pharmaceuticals Inc *	600	14
ModivCare Inc *	2,658	314
Molecular Templates Inc *	6,300	15
Molina Healthcare Inc *	13,266	4,071
Monte Rosa Therapeutics *(A)	2,500	36
Morphic Holding Inc *	4,500	179
Multiplan *(A)	86,800	326
Mustang Bio Inc *	6,700	6
Myriad Genetics Inc *	18,426	449
NanoString Technologies Inc *	10,000	355
NantHealth *	5,700	5
Natera Inc *	18,900	1,243
National HealthCare Corp	2,994	195
National Research Corp, Cl A	3,212	128
Natus Medical Inc *	7,358	205
Nektar Therapeutics, Cl A *	40,700	417
Neogen Corp *	24,212	864
NeoGenomics Inc *	25,500	546
Neoleukin Therapeutics Inc *	7,000	18
Neurocrine Biosciences Inc *	21,500	1,932
Neuronetics Inc *	5,300	18
NeuroPace *	1,500	12
Nevro Corp *	7,800	559
NexImmune *(A)	1,400	3
NextGen Healthcare Inc *	13,015	254
NGM Biopharmaceuticals Inc *	7,200	107
Nkarta *(A)	2,774	25
Novavax Inc *(A)	17,168	1,431
Novocure Ltd *	23,500	1,924
Nurix Therapeutics *	7,000	113
Nuvalent, Cl A *(A)	2,300	34

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NuVasive Inc *	11,678	$632
Nuvation Bio *(A)	34,000	172
Oak Street Health Inc *(A)	22,500	394
Ocugen *(A)	43,100	152
Ocular Therapeutix Inc *	18,400	103
Olema Pharmaceuticals Inc *	7,100	33
Omega Therapeutics *	1,600	19
Omeros Corp *(A)	12,300	89
Omnicell Inc *	10,112	1,307
Oncocyte Corp *	17,794	26
Oncorus *	3,100	7
Oncternal Therapeutics *	9,500	17
Ontrak Inc *	1,700	5
OPKO Health Inc *(A)	93,184	292
OptimizeRx Corp *	4,000	181
Option Care Health Inc *	36,227	931
Oramed Pharmaceuticals *	5,700	59
OraSure Technologies Inc *	19,939	156
Organogenesis Holdings Inc, Cl A *	6,021	45
ORIC Pharmaceuticals Inc *	7,100	55
Ortho Clinical Diagnostics Holdings *	27,100	479
Orthofix Medical Inc *	3,940	134
OrthoPediatrics Corp *	2,800	157
Outlook Therapeutics *	18,700	30
Outset Medical Inc *	10,800	475
Owens & Minor Inc	16,439	726
Oyster Point Pharma Inc *	1,400	14
Pacific Biosciences of California Inc *	43,700	521
Pacira BioSciences Inc *	9,945	663
Paragon 28 Inc *(A)	2,000	33
Paratek Pharmaceuticals Inc *	10,879	38
Passage Bio *	8,300	28
Patterson Cos Inc	19,200	574
PAVmed Inc *(A)	15,658	24
Pennant Group Inc/The *	6,468	105
Penumbra Inc *	7,900	1,752
Perrigo Co PLC	30,800	1,094
Personalis Inc *	7,700	81
PetIQ Inc, Cl A *(A)	6,000	119
Phathom Pharmaceuticals Inc *	5,900	107
Phibro Animal Health Corp, Cl A	4,800	102
Phreesia Inc *	11,200	345
Pliant Therapeutics *	4,700	42
PMV Pharmaceuticals Inc *	6,200	98
Portage Biotech *	800	6
Poseida Therapeutics *	8,100	30
Praxis Precision Medicines *	8,800	115
Precigen Inc *	21,300	48
Precision BioSciences Inc *	8,600	37
Prelude Therapeutics *(A)	3,000	26
Premier Inc, Cl A	26,600	956
Prestige Consumer Healthcare Inc *	11,279	671

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Privia Health Group Inc *	4,800	$124
PROCEPT BioRobotics *(A)	1,600	40
Progyny Inc *	14,500	571
Prometheus Biosciences Inc *(A)	6,900	300
Protagonist Therapeutics Inc *	10,100	245
Prothena Corp PLC *	8,200	284
Provention Bio *(A)	10,100	63
PTC Therapeutics Inc *	15,600	548
Pulmonx Corp *	6,600	173
Pulse Biosciences Inc *	2,347	12
Puma Biotechnology Inc *	6,700	15
Pyxis Oncology *(A)	2,300	14
QIAGEN NV *	52,083	2,588
Quanterix Corp *	7,000	236
Quidel Corp *	8,012	848
Quotient Ltd *	14,400	20
R1 RCM Inc *	27,000	734
Radius Health Inc *	11,400	95
RadNet Inc *	11,000	271
Rain Therapeutics *	1,600	10
Rallybio *	1,500	16
Rapid Micro Biosystems, Cl A *	1,700	12
RAPT Therapeutics Inc *	5,700	114
Reata Pharmaceuticals Inc, Cl A *	5,900	193
Recursion Pharmaceuticals, Cl A *(A)	24,700	270
REGENXBIO Inc *	9,300	244
Relay Therapeutics Inc *	15,500	374
Relmada Therapeutics Inc *	3,300	68
Reneo Pharmaceuticals *	1,300	6
Repligen Corp *	12,322	2,424
Replimune Group Inc *	7,600	122
Retractable Technologies *(A)	3,700	18
Revance Therapeutics Inc *	15,800	214
REVOLUTION Medicines Inc *	12,700	240
Rhythm Pharmaceuticals Inc *	10,400	79
Rigel Pharmaceuticals Inc *	37,059	93
Rocket Pharmaceuticals Inc *	8,600	153
Royalty Pharma PLC, Cl A	74,600	2,929
Rubius Therapeutics Inc *	8,800	44
RxSight *	1,800	24
Sage Therapeutics Inc *	10,500	382
Sana Biotechnology Inc *(A)	18,300	118
Sangamo Therapeutics Inc *	28,370	166
Sarepta Therapeutics Inc *	19,100	1,463
Scholar Rock Holding Corp *(A)	5,400	94
Schrodinger Inc/United States *	9,900	344
Seagen Inc *	30,600	3,943
SeaSpine Holdings Corp *	9,400	119
Seelos Therapeutics *	16,200	17
Seer, Cl A *	8,800	135
Select Medical Holdings Corp	24,865	576
Selecta Biosciences Inc *	16,100	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sensei Biotherapeutics *	1,600	$6
Senseonics Holdings Inc *(A)	96,400	174
Sera Prognostics, Cl A *	1,000	5
Seres Therapeutics Inc *	15,900	127
Sesen Bio *	44,000	28
Sharps Compliance Corp *	3,900	24
Shattuck Labs *	4,800	24
Shockwave Medical Inc *	7,600	1,347
SI-BONE Inc *	7,300	161
Sientra Inc *	12,898	37
SIGA Technologies Inc *	10,000	60
Sight Sciences Inc *	2,400	42
Sigilon Therapeutics *	1,600	2
Signify Health Inc, Cl A *	13,400	188
Silk Road Medical Inc *	7,600	282
Silverback Therapeutics *	3,100	13
Simulations Plus Inc	3,900	154
Singular Genomics Systems *	2,500	21
SOC Telemed Inc, Cl A *(A)	8,800	26
Solid Biosciences Inc *	1,700	1
Sorrento Therapeutics Inc *(A)	62,400	158
Sotera Health Co *	23,224	508
Spectrum Pharmaceuticals Inc *	45,379	31
Spero Therapeutics Inc *	5,410	52
SpringWorks Therapeutics Inc *	6,700	379
Spruce Biosciences *	1,900	4
SQZ Biotechnologies *(A)	4,900	26
STAAR Surgical Co *	10,778	855
Stereotaxis Inc *	10,500	49
Stoke Therapeutics Inc *	4,300	84
Summit Therapeutics *	4,800	13
Supernus Pharmaceuticals Inc *	11,300	361
Surface Oncology Inc *	7,100	26
Surgery Partners Inc *	8,100	423
Surmodics Inc *	3,044	137
Sutro Biopharma Inc *	9,400	84
Syndax Pharmaceuticals Inc *	10,100	157
Syneos Health Inc, Cl A *	23,300	1,845
Syros Pharmaceuticals Inc *	12,700	16
Tabula Rasa HealthCare Inc *	5,000	29
Tactile Systems Technology Inc *	4,900	100
Talaris Therapeutics *	6,800	48
Talis Biomedical Corp *	3,100	6
Tandem Diabetes Care Inc *	14,200	1,599
Tarsus Pharmaceuticals *	2,600	46
Taysha Gene Therapies *(A)	6,000	38
TCR2 Therapeutics Inc *	8,300	22
Teladoc Health Inc *	34,640	2,630
Tenaya Therapeutics *(A)	3,000	35
Tenet Healthcare Corp *	24,200	2,081
Terns Pharmaceuticals *	1,900	6
TG Therapeutics Inc *	29,500	291

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TherapeuticsMD Inc *	50,700	$12
Theravance Biopharma Inc *	12,845	129
Theseus Pharmaceuticals *(A)	2,500	25
Tivity Health Inc *(A)	9,768	266
Tonix Pharmaceuticals Holding *	69,800	13
TransMedics Group Inc *	6,200	115
Travere Therapeutics Inc *	13,800	376
Treace Medical Concepts Inc *	4,600	99
Trevena Inc *	35,000	16
Turning Point Therapeutics Inc *	11,100	351
Twist Bioscience Corp *	10,800	604
Tyra Biosciences *(A)	2,600	31
Ultragenyx Pharmaceutical Inc *	14,900	1,003
United Therapeutics Corp *	10,164	1,689
UroGen Pharma Ltd *(A)	5,300	32
US Physical Therapy Inc	2,826	260
Utah Medical Products Inc	1,000	90
Vanda Pharmaceuticals Inc *	11,800	134
Vapotherm Inc *	4,900	74
Varex Imaging Corp *	8,600	203
Vaxart *(A)	29,300	149
Vaxcyte *	10,300	239
VBI Vaccines Inc *	36,900	55
Veeva Systems Inc, Cl A *	31,493	7,213
Ventyx Biosciences *(A)	2,300	27
Vera Therapeutics, Cl A *	1,500	35
Veracyte Inc *	16,300	453
Verastem Inc *	38,800	47
Vericel Corp *	10,600	437
Verrica Pharmaceuticals Inc *	4,500	38
Verve Therapeutics *	3,300	108
Viemed Healthcare Inc *	8,200	31
ViewRay Inc *	29,700	124
Viking Therapeutics Inc *	21,500	72
Vincerx Pharma *	1,000	5
Vir Biotechnology Inc *	13,500	340
Viracta Therapeutics (A)	7,800	21
VistaGen Therapeutics *	53,300	75
Vor BioPharma *	2,800	25
WaVe Life Sciences Ltd *	4,000	10
Werewolf Therapeutics *(A)	6,000	43
XBiotech Inc	4,339	43
Xencor Inc *	13,200	413
Xilio Therapeutics *	1,600	19
XOMA *(A)	1,300	29
Y-mAbs Therapeutics Inc *	8,800	80
Zentalis Pharmaceuticals *	8,400	419
Zogenix Inc *	13,200	347
Zynex Inc (A)	4,180	26

		201,874

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 13.9%
AAON Inc	9,350	$548
AAR Corp *	7,429	334
ABM Industries Inc	15,455	693
Acacia Research Corp *	8,749	33
ACCO Brands Corp	22,029	189
Acuity Brands Inc	8,025	1,463
ADT Inc	36,200	265
Advanced Drainage Systems Inc	14,000	1,634
Advent Technologies Holdings *	3,700	10
AECOM	31,248	2,270
Aerojet Rocketdyne Holdings Inc	16,679	646
AeroVironment Inc *	5,125	364
AerSale *(A)	1,900	30
AGCO Corp	14,323	1,721
AgEagle Aerial Systems *	14,300	17
Air Lease Corp, Cl A	24,331	1,016
Air Transport Services Group Inc *	14,036	442
Alamo Group Inc	2,335	325
Albany International Corp, Cl A	6,898	606
Allegiant Travel Co, Cl A *	3,450	601
Allied Motion Technologies Inc	2,650	92
Allison Transmission Holdings Inc, Cl A	23,476	938
Alta Equipment Group *	4,403	56
Altra Industrial Motion Corp	14,589	620
AMERCO	2,100	1,213
Ameresco Inc, Cl A *	7,079	455
American Superconductor Corp *	7,200	61
American Woodmark Corp *	3,984	213
API Group *	45,300	977
Apogee Enterprises Inc	6,011	271
Applied Industrial Technologies Inc	8,661	876
ArcBest Corp	5,590	518
Arcosa Inc	10,813	570
Argan Inc	2,979	116
Aris Water Solution, Cl A	4,200	61
Armstrong World Industries Inc	10,877	962
Array Technologies Inc *	29,687	334
ASGN Inc *	11,469	1,271
Astec Industries Inc	5,163	257
Astronics Corp *	3,874	57
Astronics Corp, Cl B *	2,395	35
Atkore Inc *	10,400	1,058
Atlas Air Worldwide Holdings Inc *	6,569	515
Atlas Technical Consultants *	2,900	33
Avis Budget Group Inc *	9,460	1,735
Axon Enterprise Inc *	14,869	2,085
AZEK Co Inc/The, Cl A *	25,400	749
AZZ Inc	5,796	285
Babcock & Wilcox Enterprises *	11,900	83
Barnes Group Inc	11,352	527
Barrett Business Services Inc	1,634	98

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beacon Roofing Supply Inc *	12,570	$750
Beam Global *(A)	1,900	28
Blink Charging *(A)	8,500	209
Bloom Energy Corp, Cl A *	32,000	710
Blue Bird Corp *	4,392	94
BlueLinx Holdings Inc *	1,900	170
Boise Cascade Co	9,070	725
Booz Allen Hamilton Holding Corp, Cl A	30,565	2,466
Brady Corp, Cl A	10,627	490
BrightView Holdings Inc *	9,600	130
Brink's Co/The (A)	10,806	757
Builders FirstSource Inc *	43,451	3,234
BWX Technologies Inc	20,824	1,112
Byrna Technologies Inc *	2,300	23
CACI International Inc, Cl A *	5,332	1,492
Cadre Holdings	1,400	31
Caesarstone Ltd	4,600	55
Carlisle Cos Inc	11,877	2,820
Casella Waste Systems Inc, Cl A *	10,991	829
CBIZ Inc *	11,445	445
CECO Environmental Corp *	5,647	30
ChargePoint Holdings Inc *(A)	50,600	735
Chart Industries Inc *	8,372	1,209
Cimpress PLC *	4,299	271
CIRCOR International Inc *	3,715	100
Clarivate PLC *	99,700	1,493
Clean Harbors Inc *	11,476	1,095
Colfax Corp *	26,789	1,077
Columbus McKinnon Corp/NY	6,165	281
Comfort Systems USA Inc	8,091	696
Commercial Vehicle Group Inc *	6,900	55
CompX International Inc	400	9
Concrete Pumping Holdings Inc *	3,900	29
Construction Partners Inc, Cl A *	6,500	174
Copa Holdings SA, Cl A *(A)	7,128	605
Core & Main Inc, Cl A *	12,400	279
CoreCivic Inc *‡	27,302	249
Cornerstone Building Brands Inc *	12,319	272
Costamare Inc	11,500	155
CoStar Group Inc *	89,960	5,488
Covenant Logistics Group Inc, Cl A	3,300	74
CRA International Inc	1,105	98
Crane Co	11,429	1,155
CSW Industrials Inc	3,300	397
Curtiss-Wright Corp	8,978	1,324
Custom Truck One Source *	4,700	37
Daseke Inc *	7,700	97
Deluxe Corp	10,154	316
Desktop Metal, Cl A *(A)	41,864	174
Donaldson Co Inc	28,446	1,544
Douglas Dynamics Inc	5,222	192
Driven Brands Holdings Inc *	12,800	376

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ducommun Inc *	2,400	$121
Dun & Bradstreet Holdings Inc *	36,200	672
DXP Enterprises Inc/TX *	4,162	119
Dycom Industries Inc *	6,707	584
Eagle Bulk Shipping Inc	2,513	132
EMCOR Group Inc	12,187	1,408
Encore Wire Corp	4,403	513
Energy Recovery Inc *	10,200	194
Enerpac Tool Group Corp, Cl A	13,942	240
EnerSys	9,683	704
Ennis Inc	5,288	99
EnPro Industries Inc	4,868	538
Eos Energy Enterprises *(A)	12,800	37
ESCO Technologies Inc	5,777	402
EVI Industries Inc *	1,100	23
Evoqua Water Technologies Corp *	26,340	1,124
Exponent Inc	11,872	1,125
Federal Signal Corp	13,747	496
First Advantage Corp *	11,600	187
Flowserve Corp	29,800	905
Fluence Energy Inc, Cl A *	7,300	99
Fluor Corp *	32,400	702
Forrester Research Inc *	2,464	128
Forward Air Corp	6,118	631
Franklin Covey Co *	3,304	152
Franklin Electric Co Inc	10,581	895
Frontier Group Holdings *(A)	9,200	118
FTC Solar *	4,100	19
FTI Consulting Inc *	7,368	1,076
FuelCell Energy *(A)	85,700	514
Gates Industrial Corp PLC *	21,200	336
GATX Corp	8,052	859
Genco Shipping & Trading Ltd	7,300	141
GEO Group Inc/The (A)	30,685	183
Gibraltar Industries Inc *	7,360	356
Global Industrial Co	2,900	92
GMS Inc *	9,600	521
Gorman-Rupp Co/The	5,777	215
Graco Inc	38,505	2,776
GrafTech International Ltd	46,100	465
Granite Construction Inc	10,734	325
Great Lakes Dredge & Dock Corp *	14,980	211
Greenbrier Cos Inc/The	7,123	316
Griffon Corp	10,437	241
GXO Logistics Inc *	22,190	1,862
H&E Equipment Services Inc	7,525	314
Harsco Corp *	16,828	200
Hawaiian Holdings Inc *	12,480	239
Healthcare Services Group Inc	17,339	274
Heartland Express Inc	9,772	140
HEICO Corp	10,318	1,522
HEICO Corp, Cl A	18,082	2,223

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heidrick & Struggles International Inc	4,552	$195
Helios Technologies Inc	7,277	571
Herc Holdings Inc	5,667	902
Heritage-Crystal Clean Inc *	4,400	123
Hexcel Corp	19,598	1,135
Hillenbrand Inc	16,580	791
HireQuest	1,100	21
HireRight Holdings *	5,200	68
HNI Corp	9,949	405
Hub Group Inc, Cl A *	7,462	630
Hubbell Inc, Cl B	12,189	2,173
Huron Consulting Group Inc *	5,411	267
Hydrofarm Holdings Group *	8,200	166
Hyliion Holdings *(A)	27,400	118
HyreCar *	3,700	10
Hyster-Yale Materials Handling Inc	2,002	77
IAA Inc *	30,529	1,122
ICF International Inc	4,168	369
Ideanomics Inc *(A)	96,300	101
IES Holdings Inc *	1,700	71
Infrastructure and Energy Alternatives *	4,500	49
INNOVATE Corp *(A)	10,100	34
Insperity Inc	8,224	740
Insteel Industries Inc	4,141	154
Interface Inc, Cl A	14,045	183
ITT Inc	19,763	1,737
JELD-WEN Holding Inc *	21,300	492
JetBlue Airways Corp *	73,481	1,122
John Bean Technologies Corp	7,231	820
Kadant Inc	2,625	518
Kaman Corp	6,573	285
KAR Auction Services Inc *	26,629	492
Karat Packaging *	1,000	16
KBR Inc	32,345	1,606
Kelly Services Inc, Cl A	7,995	170
Kennametal Inc	19,114	606
Kforce Inc	4,537	341
Kimball International Inc, Cl B	7,025	65
Kirby Corp *	13,726	894
Knight-Swift Transportation Holdings Inc, Cl A	36,827	2,006
Korn Ferry	12,258	812
Kratos Defense & Security Solutions Inc *	25,316	530
Landstar System Inc	8,844	1,366
Legalzoom.com Inc *	4,000	62
Lennox International Inc	7,529	2,010
Lincoln Electric Holdings Inc	13,233	1,687
Lindsay Corp	2,527	332
Luxfer Holdings PLC	7,600	132
Lyft Inc, Cl A *	66,600	2,593
Manitowoc Co Inc/The *	7,787	129
ManpowerGroup Inc	12,456	1,324

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ManTech International Corp/VA, Cl A	6,422	$535
Marten Transport Ltd	14,229	245
Masonite International Corp *	5,300	500
MasTec Inc *	13,162	1,037
Matrix Service Co *	4,781	33
Matson Inc	9,452	1,047
Matthews International Corp, Cl A	6,813	226
Maxar Technologies Inc	16,324	530
Mayville Engineering Co Inc *	1,500	15
McGrath RentCorp	5,548	451
MDU Resources Group Inc	46,432	1,243
Mercury Systems Inc *	13,023	784
Meritor Inc *	15,095	538
Mesa Air Group Inc *	7,700	33
Middleby Corp/The *	12,625	2,242
Miller Industries Inc/TN	2,311	72
MillerKnoll	16,907	657
Mistras Group Inc *	2,697	18
Montrose Environmental Group Inc *	5,900	260
Moog Inc, Cl A	6,524	542
MRC Global Inc *	18,112	183
MSA Safety Inc	8,444	1,175
MSC Industrial Direct Co Inc, Cl A	10,203	791
Mueller Industries Inc	12,808	731
Mueller Water Products Inc, Cl A	35,912	456
MYR Group Inc *	3,879	348
National Presto Industries Inc	1,091	87
Nikola *(A)	53,300	421
NL Industries Inc	2,000	13
NN Inc *	5,587	14
Northwest Pipe Co *	2,600	74
NOW Inc *	25,100	234
NV5 Global Inc *	3,000	322
nVent Electric PLC	38,400	1,303
Omega Flex Inc	600	87
Oshkosh Corp	15,717	1,745
Owens Corning	22,960	2,140
PAM Transportation Services Inc *	800	54
Park Aerospace Corp	5,082	70
Park-Ohio Holdings Corp	1,118	18
Parsons Corp *	5,900	204
PGT Innovations Inc *	12,300	265
Pitney Bowes Inc	41,300	206
Plug Power Inc *(A)	117,400	2,969
Powell Industries Inc	1,364	29
Preformed Line Products Co	690	38
Primoris Services Corp	13,047	344
Proto Labs Inc *	6,099	343
Quanex Building Products Corp	6,965	159
Radiant Logistics Inc *	12,400	86
RBC Bearings Inc *	6,395	1,240
Regal Rexnord Corp	15,438	2,475

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Resideo Technologies Inc *	32,500	$837
Resources Connection Inc	6,981	116
REV Group Inc	8,400	114
Romeo Power *(A)	37,200	68
Rush Enterprises Inc, Cl A	9,598	499
Rush Enterprises Inc, Cl B	2,000	98
Ryder System Inc	12,000	946
Safe Bulkers Inc *	12,300	51
Saia Inc *	6,092	1,750
Schneider National Inc, Cl B	11,200	293
Science Applications International Corp	13,176	1,155
Sensata Technologies Holding PLC *	35,700	2,067
Shoals Technologies Group Inc, Cl A *	23,300	368
Shyft Group Inc/The	7,900	319
Simpson Manufacturing Co Inc	9,943	1,178
SiteOne Landscape Supply Inc *	10,200	1,759
SkyWest Inc *	11,322	318
SP Plus Corp *	6,098	182
Spirit AeroSystems Holdings Inc, Cl A	23,075	1,154
Spirit Airlines Inc *	22,647	568
SPX Corp *	9,894	502
SPX FLOW Inc	9,394	807
Standex International Corp	2,729	289
Steelcase Inc, Cl A	20,157	245
Stem *	24,400	232
Stericycle Inc *	20,100	1,173
Sterling Check Corp *	3,600	76
Sterling Construction Co Inc *	6,300	186
Sun Country Airlines Holdings Inc *	8,300	224
Sunrun Inc *	46,410	1,266
Team Inc *	5,757	5
Tennant Co	4,138	326
Terex Corp	15,370	634
Tetra Tech Inc	12,242	1,944
Textainer Group Holdings Ltd	10,353	368
Thermon Group Holdings Inc *	6,882	118
Timken Co/The	14,609	958
Titan International Inc *	10,800	121
Titan Machinery Inc *	4,312	122
Toro Co/The	24,400	2,289
TPI Composites Inc *	7,500	101
Transcat Inc *	1,600	126
TransUnion	44,094	4,002
Trex Co Inc *	26,560	2,439
TriNet Group Inc *	9,100	795
Trinity Industries Inc	17,742	512
Triton International Ltd	15,284	1,004
Triumph Group Inc *	14,496	363
TrueBlue Inc *	8,328	227
TuSimple Holdings Inc, Cl A *(A)	30,000	523
Tutor Perini Corp *	8,051	79
Uber Technologies Inc *	368,922	13,292

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UFP Industries Inc	13,965	$1,197
UniFirst Corp/MA	3,440	623
Univar Solutions Inc *	38,750	1,190
Universal Logistics Holdings Inc	1,900	36
Upwork Inc *	26,500	670
US Ecology Inc *	6,140	291
US Xpress Enterprises Inc, Cl A *	5,300	24
Valmont Industries Inc	4,814	1,042
Vectrus Inc *	2,679	123
Veritiv Corp *	3,399	364
Vertiv Holdings Co, Cl A	73,700	960
Viad Corp *	4,271	149
Vicor Corp *	4,900	366
View *(A)	31,300	76
Virgin Galactic Holdings Inc *(A)	43,900	425
VSE Corp	2,500	119
Wabash National Corp	11,741	200
Watsco Inc	7,459	2,037
Watts Water Technologies Inc, Cl A	6,256	901
Welbilt Inc *	29,350	694
Werner Enterprises Inc	14,090	612
WESCO International Inc *	10,165	1,237
Willdan Group Inc *	2,400	77
Willis Lease Finance Corp *	1,000	35
WillScot Mobile Mini Holdings Corp, Cl A *	48,211	1,713
Woodward Inc	13,142	1,638
XPO Logistics Inc *	22,190	1,613
Yellow *	10,800	97
Zurn Water Solutions Corp	27,626	898

		225,601
Information Technology — 23.1%
3D Systems Corp *	27,947	498
8x8 Inc *	25,314	328
908 Devices *	5,300	88
A10 Networks Inc	13,400	191
ACI Worldwide Inc *	27,012	905
ADTRAN Inc	10,997	226
Advanced Energy Industries Inc	8,919	766
Aeva Technologies *(A)	22,800	96
Agilysys Inc *	5,000	210
Akoustis Technologies Inc *	8,400	53
Alarm.com Holdings Inc *	10,800	711
Alkami Technology Inc *	6,400	101
Allegro MicroSystems Inc *	9,500	272
Alliance Data Systems Corp	11,300	762
Alpha & Omega Semiconductor Ltd *	4,800	258
Altair Engineering Inc, Cl A *	10,400	691
Alteryx Inc, Cl A *	13,500	841
Ambarella Inc *	8,045	1,124
Amdocs Ltd	29,668	2,335
American Software Inc/GA, Cl A	7,072	155

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amkor Technology Inc	22,938	$520
Anaplan Inc *	32,600	1,544
Appfolio Inc, Cl A *	4,300	486
Appian Corp, Cl A *	8,800	536
Arlo Technologies Inc *	21,752	202
Arrow Electronics Inc *	15,925	1,941
Arteris *	1,100	16
Asana Inc, Cl A *(A)	15,300	838
Aspen Technology Inc *	15,367	2,342
Atlassian Corp PLC, Cl A *	32,041	9,796
Atomera *(A)	3,500	56
Avalara Inc *	19,679	2,045
Avaya Holdings Corp *	17,842	246
Aviat Networks *	2,100	59
Avid Technology Inc *	7,722	243
AvidXchange Holdings *(A)	5,700	55
Avnet Inc	22,599	951
Axcelis Technologies Inc *	7,550	523
AXT Inc *	9,700	72
Azenta Inc	16,903	1,479
Badger Meter Inc	6,624	658
Belden Inc	10,123	570
Benchmark Electronics Inc	9,030	236
Benefitfocus Inc *	5,300	53
Bentley Systems Inc, Cl B	31,600	1,213
BigCommerce Holdings Inc *	10,700	277
Bill.com Holdings Inc *	21,077	5,014
Black Knight Inc *	34,837	1,957
Blackbaud Inc *	10,755	672
Blackline Inc *	12,200	919
Block Inc, Cl A *	109,709	13,988
Bottomline Technologies DE Inc *	10,271	582
Box Inc, Cl A *	31,500	807
Brightcove Inc *	9,610	72
BTRS Holdings Inc, Cl A *	12,400	76
C3.ai Inc, Cl A *(A)	12,800	287
CalAmp Corp *	8,156	58
Calix Inc *	12,445	676
Cambium Networks Corp *	1,999	56
Cantaloupe *	14,900	116
Casa Systems Inc *	2,800	12
Cass Information Systems Inc	3,154	125
CDK Global Inc	27,400	1,242
Cerence Inc *	8,510	307
CEVA Inc *	5,138	209
ChannelAdvisor Corp *	5,900	106
Ciena Corp *	35,386	2,421
Cirrus Logic Inc *	12,895	1,120
Cleanspark *(A)	8,900	94
Clearfield Inc *	2,600	167
Cloudflare Inc, Cl A *(A)	59,300	6,904
CMC Materials Inc	6,405	1,188

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cognex Corp	39,216	$2,649
Coherent Inc *	5,553	1,468
Cohu Inc *	11,036	344
CommScope Holding Co Inc *	46,000	439
CommVault Systems Inc *	10,384	653
Comtech Telecommunications Corp	5,832	120
Concentrix Corp	9,681	1,935
Conduent Inc *	39,300	191
Consensus Cloud Solutions Inc *	3,585	200
CoreCard *	1,700	55
Corsair Gaming *(A)	6,200	143
Couchbase *	2,100	44
Coupa Software Inc *	16,800	2,033
Crowdstrike Holdings Inc, Cl A *	45,321	8,847
CS Disco *	400	15
CSG Systems International Inc	7,417	458
CTS Corp	7,545	286
Daktronics Inc *	4,580	21
Datadog Inc, Cl A *	58,055	9,353
Datto Holding Corp *(A)	5,200	122
Dell Technologies Inc, Cl C	62,590	3,190
Diebold Nixdorf Inc *	16,833	146
Digi International Inc *	7,601	153
Digimarc Corp *(A)	2,876	87
Digital Turbine Inc *	20,700	1,004
DigitalOcean Holdings Inc *	11,600	688
Diodes Inc *	9,842	882
DocuSign Inc, Cl A *	44,380	5,256
Dolby Laboratories Inc, Cl A	14,804	1,112
Domo Inc, Cl B *	6,432	286
DoubleVerify Holdings Inc *	12,000	332
Dropbox Inc, Cl A *	68,100	1,545
DSP Group Inc *(A)	–	—
Duck Creek Technologies Inc *	16,400	385
Dynatrace Inc *	45,200	2,008
DZS *	3,800	55
E2open Parent Holdings Inc *(A)	46,500	418
Eastman Kodak Co *(A)	9,600	46
Ebix Inc	5,725	169
eGain Corp *	4,900	58
Elastic NV *	17,000	1,473
EMCORE Corp *	7,800	30
Enfusion, Cl A *(A)	4,900	81
EngageSmart *	5,000	110
Entegris Inc	30,989	4,043
Envestnet Inc *	12,252	917
ePlus Inc *	6,576	308
Euronet Worldwide Inc *	11,688	1,499
Everbridge Inc *	8,700	344
EverCommerce *	3,600	43
EVERTEC Inc	13,600	549
Evo Payments Inc, Cl A *	10,400	251

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ExlService Holdings Inc *	7,523	$909
Extreme Networks Inc *	28,887	332
Fabrinet *	8,515	853
Fair Isaac Corp *	6,091	2,870
FARO Technologies Inc *	4,508	247
Fastly Inc, Cl A *(A)	23,900	445
First Solar Inc *	24,300	1,830
Five9 Inc *	15,500	1,705
Flywire *	14,300	387
FormFactor Inc *	17,719	717
Genpact Ltd	41,950	1,755
GLOBALFOUNDRIES Inc *(A)	11,800	717
Globant SA *	9,100	2,493
GoDaddy Inc, Cl A *	38,545	3,215
GreenBox POS *	3,700	13
GreenSky, Cl A *	14,700	146
Grid Dynamics Holdings Inc *	11,600	141
GTY Technology Holdings Inc *	11,200	50
Guidewire Software Inc *	19,269	1,699
Hackett Group Inc/The	5,700	118
Harmonic Inc *	20,694	193
HubSpot Inc *	10,373	5,446
I3 Verticals Inc, Cl A *	4,800	127
IBEX Holdings *	1,200	19
Ichor Holdings Ltd *	6,600	232
Identiv *	4,400	92
II-VI Inc *(A)	24,239	1,684
Impinj Inc *	4,200	289
Infinera Corp *	41,084	379
Informatica Inc, Cl A	7,200	145
Inseego Corp *(A)	21,400	101
Insight Enterprises Inc *	7,798	811
Instructure Holdings *	2,600	58
Intapp *	2,200	51
InterDigital Inc	7,417	478
International Money Express Inc *	9,100	146
Iteris Inc *	12,600	41
Itron Inc *	10,211	487
Jabil Inc	33,600	1,942
Jamf Holding Corp *(A)	12,600	431
JFrog Ltd *	11,500	285
Kaltura *	3,700	8
Kimball Electronics Inc *	5,693	98
Knowles Corp *	20,300	442
Kopin Corp *(A)	20,100	53
Kulicke & Soffa Industries Inc	13,900	726
KVH Industries Inc *	1,997	17
Kyndryl Holdings Inc *	50,700	804
Lattice Semiconductor Corp *	30,962	1,939
Limelight Networks Inc *	27,600	108
Littelfuse Inc	5,531	1,428
LivePerson Inc *	14,991	304

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LiveRamp Holdings Inc *	15,074	$651
Lumentum Holdings Inc *	16,670	1,648
Luna Innovations *	10,800	74
MACOM Technology Solutions Holdings Inc *	11,125	669
Mandiant Inc *	53,000	1,049
Manhattan Associates Inc *	14,480	1,936
Marathon Digital Holdings Inc *(A)	21,200	537
Marvell Technology Inc	187,112	12,785
Maximus Inc	13,816	1,090
MaxLinear Inc, Cl A *	15,944	978
McAfee Corp, Cl A	19,400	504
MeridianLink *	2,700	53
Meta Materials *(A)	46,350	100
Methode Electronics Inc	8,684	396
MicroStrategy Inc, Cl A *(A)	1,953	865
MicroVision *(A)	35,100	141
Mimecast Ltd *	14,000	1,113
Mitek Systems Inc *	9,100	135
MKS Instruments Inc	12,723	1,916
Model N Inc *	7,600	187
Momentive Global Inc *	29,200	459
MoneyGram International Inc *	18,900	203
MongoDB Inc, Cl A *	14,600	5,577
N-able Inc *	11,350	131
Napco Security Technologies Inc *	6,500	133
National Instruments Corp	30,567	1,227
nCino Inc *	12,700	583
NCR Corp *	29,783	1,207
NeoPhotonics Corp *	13,200	202
NETGEAR Inc *	6,692	178
NetScout Systems Inc *	15,958	497
New Relic Inc *	11,700	775
nLight Inc *	10,600	173
Novanta Inc *	7,962	1,088
Nuance Communications Inc *	65,371	3,629
Nutanix Inc, Cl A *	48,600	1,298
NVE Corp	1,094	63
Okta Inc, Cl A *	29,004	5,303
ON Semiconductor Corp *	97,300	6,092
ON24 *	6,100	95
OneSpan Inc *	7,554	104
Onto Innovation Inc *	11,172	963
OSI Systems Inc *	4,068	328
Ouster *(A)	33,500	113
PagerDuty Inc *	18,415	623
Palantir Technologies Inc, Cl A *	381,800	4,524
Palo Alto Networks Inc *	21,885	13,005
PAR Technology Corp *	5,800	243
Paya Holdings Inc *	20,400	132
Paycor HCM Inc *(A)	5,700	160
Paylocity Holding Corp *	9,000	1,912

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paysafe Ltd *	157,600	$503
PC Connection Inc	2,231	109
PDF Solutions Inc *	6,753	185
Pegasystems Inc	9,336	813
Perficient Inc *	7,400	754
Photronics Inc *	13,129	242
Ping Identity Holding Corp *	14,700	309
Plantronics Inc *	10,369	292
Plexus Corp *	6,328	516
Power Integrations Inc	13,878	1,249
Priority Technology Holdings Inc *	1,600	8
Procore Technologies Inc *	13,500	880
Progress Software Corp	10,058	443
PROS Holdings Inc *	9,399	299
Pure Storage Inc, Cl A *	61,100	1,585
Q2 Holdings Inc *	12,500	813
Qualys Inc *	7,800	977
Quantum *	10,200	27
Rackspace Technology Inc *	11,600	129
Rambus Inc *	24,910	673
Rapid7 Inc *	12,800	1,324
Rekor Systems *(A)	6,700	32
Remitly Global *(A)	4,400	48
Repay Holdings Corp, Cl A *	20,900	361
Ribbon Communications Inc *	13,520	41
Rimini Street Inc *	10,000	45
RingCentral Inc, Cl A *	18,700	2,447
Riot Blockchain *(A)	17,300	298
Rogers Corp *	4,293	1,172
Sabre Corp *	75,200	822
Sailpoint Technologies Holdings Inc *	20,800	860
Sanmina Corp *	14,166	564
Sapiens International Corp NV	7,000	189
ScanSource Inc *	6,496	205
SecureWorks Corp, Cl A *	2,000	31
Semtech Corp *	14,775	1,025
Shift4 Payments Inc, Cl A *	9,800	516
ShotSpotter Inc *	1,400	36
Silicon Laboratories Inc *	9,082	1,396
SiTime Corp *	3,600	728
SkyWater Technology *(A)	1,700	20
SMART Global Holdings Inc *	8,800	242
Smartsheet Inc, Cl A *	27,600	1,467
Smith Micro Software Inc *	9,500	40
Snowflake Inc, Cl A *	45,400	12,061
SolarWinds Corp	7,850	106
Splunk Inc *	37,222	4,396
Sprout Social Inc, Cl A *	10,200	664
SPS Commerce Inc *	7,858	1,020
SS&C Technologies Holdings Inc	51,318	3,847
StarTek Inc *	4,000	18
StoneCo Ltd, Cl A *	50,000	562

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stronghold Digital Mining, Cl A *	1,600	$20
Sumo Logic Inc *	18,700	225
SunPower Corp, Cl A *(A)	18,336	329
Super Micro Computer Inc *	10,300	405
Switch Inc, Cl A	26,300	684
Synaptics Inc *	8,887	2,030
TD SYNNEX Corp	9,581	976
Telos *	8,500	97
Tenable Holdings Inc *	20,900	1,157
Teradata Corp *	24,500	1,225
Thoughtworks Holding Inc *	9,100	208
Trade Desk Inc/The, Cl A *	99,900	8,523
TTEC Holdings Inc	4,227	336
TTM Technologies Inc *	23,487	295
Tucows Inc, Cl A *(A)	2,200	148
Turtle Beach Corp *	4,000	95
Twilio Inc, Cl A *	38,242	6,685
Ubiquiti Inc	1,500	381
Ultra Clean Holdings Inc *	9,852	451
Unisys Corp *	15,183	324
Unity Software Inc *	34,500	3,673
Universal Display Corp	10,051	1,557
Upland Software Inc *	5,700	107
Varonis Systems Inc, Cl B *	24,100	1,051
Veeco Instruments Inc *	11,010	315
Velodyne Lidar *(A)	17,700	65
Verint Systems Inc *	14,650	736
Veritone Inc *	5,500	93
Verra Mobility Corp, Cl A *	32,300	543
Viant Technology, Cl A *	2,600	21
Viasat Inc *	15,956	728
Viavi Solutions Inc *	54,200	889
VirnetX Holding Corp *	20,442	37
Vishay Intertechnology Inc	30,417	584
Vishay Precision Group Inc *	3,164	99
VMware Inc, Cl A	51,109	5,996
Vonage Holdings Corp *	54,320	1,104
Vontier Corp	39,500	960
Weave Communications Inc *	1,000	10
Western Union Co/The	92,000	1,673
WEX Inc *	10,376	1,748
Wix.com Ltd *	12,100	1,108
Wolfspeed Inc *	26,423	2,714
Workday Inc, Cl A *	43,666	10,002
Workiva Inc, Cl A *	9,700	1,021
Xerox Holdings Corp	32,000	631
Xperi Holding Corp	23,950	415
Yext Inc *	25,100	186
Zendesk Inc *	27,523	3,211
Zoom Video Communications Inc, Cl A *	49,921	6,620
Zscaler Inc *	18,100	4,329

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zuora Inc, Cl A *	26,300	$399

		376,048
Materials — 4.3%
AdvanSix Inc	5,900	236
Alcoa Corp	43,200	3,255
Allegheny Technologies Inc *	30,100	775
American Vanguard Corp	8,099	122
Amyris Inc *(A)	37,000	169
AptarGroup Inc	15,066	1,836
Arconic Corp *	24,300	746
Ardagh Metal Packaging SA *(A)	46,050	383
Ashland Global Holdings Inc	12,808	1,182
Aspen Aerogels Inc *	4,800	142
Avient Corp	21,132	1,107
Axalta Coating Systems Ltd *	47,600	1,287
Balchem Corp	7,288	1,008
Berry Global Group Inc *	30,941	1,877
Cabot Corp	12,832	939
Carpenter Technology Corp	9,601	369
Century Aluminum Co *	12,297	290
Chase Corp	1,500	138
Chemours Co/The	37,400	1,032
Clearwater Paper Corp *	3,751	108
Cleveland-Cliffs Inc *	104,460	2,336
Coeur Mining Inc *	58,261	250
Commercial Metals Co	27,141	1,046
Compass Minerals International Inc	7,840	460
Constellium, Cl A *	28,600	556
Crown Holdings Inc	28,151	3,453
Danimer Scientific *(A)	26,700	106
Diversey Holdings Ltd *	19,500	187
Eagle Materials Inc	9,183	1,256
Ecovyst	12,200	133
Element Solutions Inc	53,900	1,325
Ferro Corp *	18,705	406
Forterra Inc *	6,600	155
FutureFuel Corp	3,876	29
Gatos Silver *	7,500	25
GCP Applied Technologies Inc *	12,024	380
Glatfelter	10,271	141
Graphic Packaging Holding Co	65,817	1,354
Greif Inc, Cl A	6,319	363
Greif Inc, Cl B	1,300	74
Hawkins Inc	4,346	197
Haynes International Inc	2,823	103
HB Fuller Co	12,033	823
Hecla Mining Co	121,968	703
Huntsman Corp	47,524	1,922
Ingevity Corp *	8,300	566
Innospec Inc	5,513	526
Intrepid Potash *	1,960	111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaiser Aluminum Corp	3,754	$362
Koppers Holdings Inc	4,473	128
Kraton Corp *	7,080	327
Kronos Worldwide Inc	5,084	75
Livent Corp *	36,200	852
Louisiana-Pacific Corp	20,242	1,456
Marrone Bio Innovations *	12,500	9
Materion Corp	4,574	382
Minerals Technologies Inc	7,524	527
MP Materials *(A)	17,000	776
Myers Industries Inc	8,418	140
Neenah Inc	3,793	148
NewMarket Corp	1,497	476
Novagold Resources Inc *	55,300	386
O-I Glass Inc *	38,000	486
Olin Corp	33,016	1,701
Olympic Steel Inc	1,927	52
Orion Engineered Carbons SA	14,400	224
Pactiv Evergreen Inc	8,700	84
Perpetua Resources *	5,700	20
PolyMet Mining *	6,200	17
PureCycle Technologies *(A)	12,200	85
Quaker Chemical Corp	3,034	563
Ranpak Holdings Corp, Cl A *	8,300	201
Rayonier Advanced Materials Inc *	13,917	82
Reliance Steel & Aluminum Co	14,238	2,718
Royal Gold Inc	15,002	1,819
RPM International Inc	29,288	2,477
Ryerson Holding Corp	4,900	128
Schnitzer Steel Industries Inc, Cl A	5,956	290
Schweitzer-Mauduit International Inc	5,638	176
Scotts Miracle-Gro Co/The, Cl A	9,459	1,325
Sensient Technologies Corp	9,535	783
Silgan Holdings Inc	18,960	794
Sonoco Products Co	22,621	1,328
Southern Copper Corp	19,429	1,348
Steel Dynamics Inc	43,237	3,052
Stepan Co	4,825	500
Summit Materials Inc, Cl A *	26,706	834
SunCoke Energy Inc	18,646	148
Sylvamo Corp *	7,700	269
TimkenSteel Corp *	10,104	182
Tredegar Corp	5,341	61
TriMas Corp	9,876	321
Trinseo PLC	8,900	462
Tronox Holdings PLC	25,800	524
UFP Technologies Inc *	1,800	124
United States Lime & Minerals Inc	400	47
United States Steel Corp	61,600	1,676
Valhi	500	13
Valvoline Inc	41,736	1,349
Verso Corp	5,800	154

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Warrior Met Coal Inc	12,600	$397
Westlake Corp	7,510	828
Worthington Industries Inc	7,402	422
Zymergen *(A)	18,000	69

		70,164
Real Estate — 7.7%
Acadia Realty Trust ‡	20,139	432
Agree Realty Corp ‡	15,447	991
Alexander & Baldwin Inc ‡	16,191	363
Alexander's Inc ‡	488	124
American Assets Trust Inc ‡	11,391	416
American Campus Communities Inc ‡	31,362	1,688
American Homes 4 Rent, Cl A ‡	64,900	2,467
Americold Realty Trust ‡	61,200	1,635
Apartment Income ‡	35,800	1,848
Apartment Investment and Management Co, Cl A ‡	34,000	243
Apple Hospitality Inc ‡	48,800	863
Armada Hoffler Properties Inc ‡	13,800	203
Ashford Hospitality Trust Inc *‡	3,050	26
Braemar Hotels & Resorts Inc *‡(A)	13,600	81
Brandywine Realty Trust ‡	38,639	515
Brixmor Property Group Inc ‡	67,900	1,706
Broadstone Net Lease Inc, Cl A ‡	35,900	778
BRT Apartments Corp ‡	2,400	53
Camden Property Trust ‡	22,638	3,738
CareTrust Inc ‡	22,653	396
CatchMark Timber Trust Inc, Cl A ‡	11,000	84
Centerspace ‡	3,403	320
Chatham Lodging Trust *‡	10,435	143
City Office Inc ‡	11,000	189
Clipper Realty Inc ‡	3,500	33
Community Healthcare Trust Inc ‡	5,400	225
CorePoint Lodging Inc *‡	8,250	132
Corporate Office Properties Trust ‡	25,430	667
Cousins Properties Inc ‡	34,145	1,319
CTO Realty Growth Inc ‡	518	32
CubeSmart ‡	49,122	2,368
Cushman & Wakefield PLC *	31,600	693
CyrusOne Inc ‡	29,129	2,632
DiamondRock Hospitality Co *‡	47,607	455
DigitalBridge Group *‡	110,594	802
Diversified Healthcare Trust ‡	55,107	159
Douglas Elliman *	15,445	116
Douglas Emmett Inc ‡	38,785	1,229
Easterly Government Properties Inc, Cl A ‡	19,500	406
EastGroup Properties Inc ‡	9,185	1,752
Empire State Realty Trust Inc, Cl A ‡	33,000	312
EPR Properties ‡	16,951	844
Equity Commonwealth *‡	26,344	700
Equity LifeStyle Properties Inc ‡	40,164	2,997

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Essential Properties Realty Trust Inc ‡	28,000	$708
eXp World Holdings Inc (A)	13,900	372
Farmland Partners Inc ‡	9,000	105
Fathom Holdings *	1,100	14
First Industrial Realty Trust Inc ‡	29,453	1,696
Forestar Group Inc *	3,867	71
Four Corners Property Trust Inc ‡	17,319	457
Franklin Street Properties Corp ‡	27,996	162
FRP Holdings Inc *	1,438	83
Gaming and Leisure Properties Inc ‡	51,731	2,349
Getty Realty Corp ‡	9,189	253
Gladstone Commercial Corp ‡	8,919	189
Gladstone Land Corp ‡	7,000	209
Global Medical Inc ‡	15,000	235
Global Net Lease Inc ‡	24,033	342
Healthcare Realty Trust Inc ‡	33,855	883
Healthcare Trust of America Inc, Cl A ‡	50,150	1,474
Hersha Hospitality Trust, Cl A *‡	9,019	83
Highwoods Properties Inc ‡	23,268	1,014
Howard Hughes Corp/The *	9,517	910
Hudson Pacific Properties Inc ‡	33,970	897
Independence Realty Trust Inc ‡	24,401	617
Indus Realty Trust ‡	1,403	107
Industrial Logistics Properties Trust ‡	15,409	345
Innovative Industrial Properties Inc, Cl A ‡	5,400	1,018
Invitation Homes Inc ‡	137,081	5,182
iStar Inc ‡(A)	14,918	375
JBG SMITH Properties ‡	27,600	736
Jones Lang LaSalle Inc *	11,547	2,843
Kennedy-Wilson Holdings Inc	27,029	598
Kilroy Realty Corp ‡	26,643	1,908
Kite Realty Group Trust ‡	49,421	1,084
Lamar Advertising Co, Cl A ‡	19,797	2,159
Lexington Realty Trust, Cl B ‡	62,790	971
Life Storage Inc ‡	18,639	2,360
LTC Properties Inc ‡	9,217	312
Macerich Co/The ‡(A)	48,045	735
Marcus & Millichap Inc	5,100	254
Medical Properties Trust Inc ‡	135,562	2,757
National Health Investors Inc ‡	9,864	526
National Retail Properties Inc ‡	40,043	1,706
National Storage Affiliates Trust ‡	18,800	1,095
Necessity Retail ‡	28,700	202
NETSTREIT Corp ‡	10,200	226
Newmark Group Inc, Cl A	34,005	601
NexPoint Residential Trust Inc ‡	4,900	416
Office Properties Income Trust ‡	10,391	260
Omega Healthcare Investors Inc ‡	54,757	1,543
One Liberty Properties Inc ‡	3,662	106
Opendoor Technologies Inc *	103,100	861
Orion Office Inc *‡	11,900	203
Outfront Media Inc ‡	32,709	873

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paramount Group Inc ‡	42,000	$470
Park Hotels & Resorts Inc *‡	53,459	1,007
Pebblebrook Hotel Trust ‡	29,225	658
Phillips Edison & Co Inc ‡	4,000	129
Physicians Realty Trust ‡	49,500	805
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	487
Plymouth Industrial Inc ‡	7,000	183
Postal Realty Trust Inc, Cl A ‡	2,600	45
PotlatchDeltic Corp ‡	14,812	813
Preferred Apartment Communities Inc ‡	11,600	293
PS Business Parks Inc ‡	4,528	721
Rafael Holdings Inc, Cl B *	1,600	5
Rayonier Inc ‡	32,753	1,300
RE/MAX Holdings Inc, Cl A	4,200	124
Realogy Holdings Corp *	26,502	482
Redfin Corp *(A)	23,300	504
Retail Opportunity Investments Corp ‡	26,759	486
Retail Value Inc ‡	3,344	10
Rexford Industrial Realty Inc ‡	34,800	2,441
RLJ Lodging Trust ‡	37,154	520
RMR Group Inc/The, Cl A	4,170	122
RPT Realty ‡	18,837	244
Ryman Hospitality Properties Inc *‡	12,360	1,089
Sabra Health Care Inc ‡	52,020	699
Safehold Inc ‡	5,000	307
Saul Centers Inc ‡	2,644	122
Seritage Growth Properties *‡(A)	7,500	76
Service Properties Trust ‡	38,741	334
SITE Centers Corp ‡	38,907	605
SL Green Realty Corp ‡(A)	15,384	1,223
Spirit Realty Capital Inc ‡	28,313	1,313
St. Joe	7,300	394
STAG Industrial Inc ‡	40,156	1,564
STORE Capital Corp ‡	56,000	1,720
Summit Hotel Properties Inc *‡	23,629	234
Sun Communities Inc ‡	26,321	4,764
Sunstone Hotel Investors Inc *‡	48,938	518
Tanger Factory Outlet Centers Inc ‡(A)	23,549	393
Tejon Ranch Co *	6,376	108
Terreno Realty Corp ‡	16,863	1,160
UMH Properties Inc ‡	9,500	219
Uniti Group Inc ‡	45,160	586
Universal Health Realty Income Trust ‡	3,116	178
Urban Edge Properties ‡	27,900	508
Urstadt Biddle Properties Inc, Cl A ‡	6,156	116
Veris Residential ‡	19,767	334
VICI Properties Inc ‡	144,800	4,049
Washington Real Estate Investment Trust ‡	20,413	477
Whitestone, Cl B ‡	12,377	146
WP Carey Inc ‡	42,400	3,282
Xenia Hotels & Resorts Inc *‡	25,700	476
Zillow Group Inc, Cl A *	13,691	784

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group Inc, Cl C *(A)	38,797	$2,232

		124,519
Utilities — 2.1%
ALLETE Inc	11,770	741
American States Water Co	8,274	696
Artesian Resources Corp, Cl A	2,184	101
Avangrid Inc (A)	12,950	581
Avista Corp	16,752	748
Black Hills Corp	14,402	1,008
Brookfield Infrastructure Corp, Cl A	14,000	986
Brookfield Renewable Corp, Cl A	28,913	1,080
Cadiz Inc *	4,300	11
California Water Service Group	11,841	674
Chesapeake Utilities Corp	3,815	507
Clearway Energy Inc, Cl A	7,800	239
Clearway Energy Inc, Cl C	18,300	611
Essential Utilities Inc	52,837	2,489
Global Water Resources Inc	2,800	43
Hawaiian Electric Industries Inc	23,858	978
IDACORP Inc	11,424	1,188
MGE Energy Inc	8,214	592
Middlesex Water Co	4,001	400
National Fuel Gas Co	20,288	1,263
New Jersey Resources Corp	21,894	955
Northwest Natural Holding Co	7,076	368
NorthWestern Corp	12,146	735
OGE Energy Corp	46,176	1,734
ONE Gas Inc	12,100	1,005
Ormat Technologies Inc (A)	10,334	737
Otter Tail Corp	9,546	590
PG&E Corp *	348,400	3,961
PNM Resources Inc	19,717	891
Portland General Electric Co	20,200	1,026
Pure Cycle Corp *	5,900	70
SJW Group	6,264	409
South Jersey Industries Inc	23,496	797
Southwest Gas Holdings Inc	12,441	883
Spire Inc	11,403	765
Sunnova Energy International Inc *	18,900	381
UGI Corp	47,696	1,833
Unitil Corp	3,558	180
Via Renewables Inc, Cl A (A)	2,000	22
Vistra Corp	109,868	2,507
York Water Co/The	2,952	132

		34,917
Total Common Stock
(Cost $1,155,003) ($ Thousands)		1,614,521

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Media General Inc CVR *‡‡(C)	20,200	$–
Tobira Therapeutics CVR *‡‡(C)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, L.P.
0.050% **†(D)	63,087,906	63,101

Total Affiliated Partnership
(Cost $63,089) ($ Thousands)		63,101

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	9,241,271	9,241

Total Cash Equivalent
(Cost $9,241) ($ Thousands)		9,241

Total Investments in Securities — 103.8%
(Cost $1,227,333) ($ Thousands)		$1,686,863

A list of open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	58	Mar-2022	$6,407	$5,929	$(478)
S&P Mid Cap 400 Index E-MINI	20	Mar-2022	5,550	5,316	(234)
			$11,957	$11,245	$(712)

Percentages are based on Net Assets of $1,625,767 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $63,085 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2022, such securities amounted to $866 ($ Thousands), or 0.1% of the Net Assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $63,101 ($ Thousands).

Cl — Class
CVR — Contingent Value Rights
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,614,521	–	–		1,614,521
Rights	–	–	–	^	–	^
Affiliated Partnership	–	63,101	–		63,101
Cash Equivalent	9,241	–	–		9,241
Total Investments in Securities	1,623,762	63,101	–	^	1,686,863

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(712)	–	–	(712)
Total Other Financial Instruments	(712)	–	–	(712)

*	Futures contracts are valued at the unrealized depreciaton on the instrument.

^ Amount represents less than $500.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Extended Market Index Fund (Concluded)

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Investments Co	$1,682	$224	$(351)	$74	$(193)	$1,436	24,519	$19	$—
SEI Liquidity Fund, L.P.	90,850	251,556	(279,301)	4	(8)	63,101	63,087,906	333	—
SEI Daily Income Trust, Government Fund, Cl F	7,519	236,993	(235,271)	—	—	9,241	9,241,271	1	—
Totals	$100,051	$488,773	$(514,923)	$78	$(201)	$73,778		$353	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 1.7%
Advantage Solutions Inc *	18,205	$143
Altice USA Inc, Cl A *	14,200	164
AMC Networks Inc, Cl A *	9,100	377
Anterix Inc *	700	37
ATN International Inc	700	23
Audacy Inc, Cl A *	54,900	170
Cable One Inc	119	171
Cargurus Inc, Cl A *	4,956	240
Cars.com Inc *	11,940	193
Clear Channel Outdoor Holdings Inc, Cl A *	64,839	243
Cogent Communications Holdings Inc	2,350	149
DHI Group Inc *	26,271	149
Gannett Co Inc *	41,600	207
Gray Television Inc	13,500	316
Hemisphere Media Group Inc, Cl A *	9,959	53
Integral Ad Science Holding *	492	9
John Wiley & Sons Inc, Cl A	100	5
Liberty Latin America Ltd, Cl A *	13,187	133
Liberty TripAdvisor Holdings Inc, Cl A *	40,078	85
MediaAlpha Inc, Cl A *	4,640	67
Nexstar Media Group Inc, Cl A	3,600	666
Ooma Inc *	11,868	199
QuinStreet Inc *	13,888	156
Scholastic Corp	1,600	67
Shenandoah Telecommunications Co	1,900	43
Telephone and Data Systems Inc	12,000	208
Ziff Davis Inc *	330	33

		4,306
Consumer Discretionary — 12.0%
1-800-Flowers.com Inc, Cl A *	4,494	70
Aaron's Co Inc/The	7,900	166
Academy Sports & Outdoors Inc *	4,912	159
American Axle & Manufacturing Holdings Inc *	41,900	388
American Eagle Outfitters Inc (A)	26,527	559
American Public Education Inc *	15,428	308
Arko Corp	16,810	140
AutoNation Inc *	1,360	156
Beazer Homes USA Inc *	22,574	370
Big Lots Inc	7,300	254
Biglari Holdings Inc, Cl B *	987	136
Bluegreen Vacations Holding Corp, Cl A *	6,375	181
Boot Barn Holdings Inc *	7,784	677
Boyd Gaming Corp	3,557	252
Buckle Inc/The	6,012	216
Caleres Inc	2,820	59
Carriage Services Inc, Cl A	8,490	418
Cato Corp/The, Cl A	12,370	218
Cavco Industries Inc *	804	219
Century Casinos Inc *	10,600	130

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Choice Hotels International Inc	1,941	$280
Chuy's Holdings Inc *	5,813	190
Citi Trends Inc *	1,190	44
Conn's Inc *	8,359	153
Container Store Group Inc/The *	26,390	233
Dana Inc	15,100	281
Dick's Sporting Goods Inc	2,842	298
Dillard's Inc, Cl A	180	45
Dorman Products Inc *	1,160	108
El Pollo Loco Holdings Inc *	23,785	316
Ethan Allen Interiors Inc	32,530	848
Fiesta Restaurant Group Inc *	6,502	66
Five Below Inc *	160	26
Genesco Inc *	6,190	397
Gentex Corp	6,400	194
Gentherm Inc *	10,566	896
G-III Apparel Group Ltd *	14,700	408
Goodyear Tire & Rubber Co/The *	8,707	135
Group 1 Automotive Inc	3,300	600
H&R Block Inc	11,100	275
Hamilton Beach Brands Holding Co, Cl A	7,308	110
Haverty Furniture Cos Inc	26,309	747
Helen of Troy Ltd *	850	175
Hibbett Inc	10,165	458
Hooker Furnishings Corp	10,420	219
Hyatt Hotels Corp, Cl A *	2,250	219
Johnson Outdoors Inc, Cl A	1,909	157
La-Z-Boy Inc	9,000	263
Lazydays Holdings Inc *(A)	23,380	426
Lifetime Brands Inc	5,941	78
Liquidity Services Inc *	6,700	115
Lovesac Co/The *	11,689	497
Lumber Liquidators Holdings Inc *	11,773	189
M/I Homes Inc *	7,200	355
Macy's Inc	8,538	221
Marine Products Corp	4,699	57
MarineMax Inc *	3,400	156
MasterCraft Boat Holdings Inc *	11,600	332
Mattel Inc *	9,920	248
MDC Holdings Inc	10,600	470
Meritage Homes Corp *	3,200	316
Modine Manufacturing Co *	44,500	450
Monarch Casino & Resort Inc *	3,373	263
Motorcar Parts of America Inc *	3,930	64
Movado Group Inc	11,413	450
Murphy USA Inc	2,170	392
Noodles & Co, Cl A *	8,526	58
Nordstrom Inc *	7,800	162
ODP Corp/The *	7,100	312
OneWater Marine Inc, Cl A *	6,890	350
Party City Holdco Inc *	11,770	51
Penske Automotive Group Inc	310	31

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perdoceo Education Corp *	22,359	$234
PetMed Express Inc	1,200	32
Planet Fitness Inc, Cl A *	3,120	264
Pool Corp	352	161
Porch Group *	6,140	50
Qurate Retail Inc *	23,700	131
RealReal Inc/The *	27,430	244
Rent-A-Center Inc/TX, Cl A	3,800	108
Sally Beauty Holdings Inc *	20,200	349
SeaWorld Entertainment Inc *	4,297	298
Service Corp International/US	3,600	219
Shoe Carnival Inc	14,676	428
Shutterstock Inc	1,280	116
Signet Jewelers Ltd	4,900	346
Skyline Champion Corp *	3,059	206
Sonic Automotive Inc, Cl A	5,600	301
Sportsman's Warehouse Holdings Inc *	10,728	122
Standard Motor Products Inc	2,100	92
Superior Group of Cos Inc	4,361	89
Tenneco Inc, Cl A *	13,680	264
Tilly's Inc, Cl A *	31,325	398
TopBuild Corp *	2,105	452
Tri Pointe Homes Inc *	24,200	541
Tupperware Brands Corp *	9,000	164
Unifi Inc *	20,744	389
Vista Outdoor Inc *	6,070	221
Vivint Smart Home *	18,250	131
Williams-Sonoma Inc	400	58
Wingstop Inc	7,890	1,147
Winmark Corp	1,393	315
Winnebago Industries Inc	3,300	211
WW International Inc *	31,330	319
Wyndham Hotels & Resorts Inc	21,800	1,884
Zumiez Inc *	4,478	199

		29,743
Consumer Staples — 5.4%
Albertsons Cos Inc, Cl A	6,600	192
Andersons Inc/The	5,669	258
Beauty Health Co/The *	28,387	550
BellRing Brands Inc, Cl A *	900	23
BJ's Wholesale Club Holdings Inc *	8,690	546
Bunge Ltd	5,150	538
Cal-Maine Foods Inc *	2,500	111
Casey's General Stores Inc	1,190	224
Central Garden & Pet Co *	3,940	186
Central Garden & Pet Co, Cl A *	2,850	125
Coca-Cola Consolidated Inc	284	141
Edgewell Personal Care Co	9,100	325
Energizer Holdings Inc	11,100	371
Flowers Foods Inc	17,398	477
Fresh Del Monte Produce Inc	200	5

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hain Celestial Group Inc/The *	3,200	$116
Hostess Brands Inc, Cl A *	70,499	1,519
Ingles Markets Inc, Cl A	11,660	959
Ingredion Inc	9,200	816
Inter Parfums Inc	3,519	327
J & J Snack Foods Corp	840	138
John B Sanfilippo & Son Inc	960	76
Lancaster Colony Corp	860	145
MGP Ingredients Inc	3,338	266
Natural Grocers by Vitamin Cottage Inc	12,166	206
Nu Skin Enterprises Inc, Cl A	5,600	260
Post Holdings Inc *	590	62
PriceSmart Inc	1,480	108
Primo Water Corp	5,300	77
Sanderson Farms Inc	790	141
Seaboard Corp	16	62
Seneca Foods Corp, Cl A *	8,000	398
Simply Good Foods Co/The *	4,661	185
SpartanNash Co	23,600	664
Sprouts Farmers Market Inc *	23,800	678
Tootsie Roll Industries Inc	3,156	106
United Natural Foods Inc *	13,539	545
Universal Corp/VA	8,300	449
USANA Health Sciences Inc *	780	69
Vector Group Ltd	3,100	35
Veru Inc *	11,370	64
Village Super Market Inc, Cl A	16,744	381
WD-40 Co	550	117
Weis Markets Inc	4,182	258

		13,299
Energy — 4.8%
Alto Ingredients *	56,994	332
Berry Corp	12,050	121
Cactus Inc, Cl A	23,068	1,169
California Resources Corp	4,586	189
Centennial Resource Development Inc/DE, Cl A *	28,738	252
Centrus Energy, Cl A *	2,750	124
Civitas Resources Inc	8,600	434
Comstock Resources Inc *	63,370	526
DHT Holdings Inc	9,500	60
Dorian LPG Ltd *	4,630	64
Earthstone Energy Inc, Cl A *	8,511	111
Enviva	3,313	231
Expro Group Holdings *	16,824	271
Gevo *(A)	43,490	154
Golar LNG Ltd *	5,600	97
International Seaways Inc	10,620	194
Magnolia Oil & Gas Corp, Cl A	9,819	219
Matador Resources Co	4,724	234
Nabors Industries Ltd *	1,961	246

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Energy Services Reunited Corp *	24,501	$218
NexTier Oilfield Solutions Inc *	36,774	293
Northern Oil and Gas Inc	9,361	235
Oasis Petroleum Inc	1,897	251
Ovintiv Inc	7,531	345
Par Pacific Holdings Inc *	12,175	166
Patterson-UTI Energy Inc	19,399	280
PDC Energy Inc	20,186	1,302
REX American Resources Corp *	2,950	279
RPC Inc *	29,019	255
Scorpio Tankers Inc	17,348	302
Select Energy Services Inc, Cl A *	24,064	199
SFL Corp Ltd	35,220	350
Solaris Oilfield Infrastructure Inc, Cl A	23,841	248
Southwestern Energy Co *	30,000	150
Teekay Tankers Ltd, Cl A *	1,900	27
VAALCO Energy Inc	68,300	385
W&T Offshore Inc *	168,490	819
Whiting Petroleum Corp	3,421	253
World Fuel Services Corp	18,000	510

		11,895
Financials — 20.4%
1st Source Corp	1,000	48
AFC Gamma Inc	4,870	96
Alerus Financial Corp	1,000	29
Alleghany Corp *	350	232
Amalgamated Financial Corp	7,496	129
American Equity Investment Life Holding Co	7,200	271
American National Group Inc	2,700	510
AMERISAFE Inc	1,600	75
Apollo Commercial Real Estate Finance Inc	18,100	236
Apollo Investment Corp	21,366	287
Arbor Realty Trust Inc ‡	22,000	396
ARMOUR Residential REIT Inc ‡(A)	20,530	167
Arrow Financial Corp	2,541	87
AssetMark Financial Holdings Inc *	12,484	293
Associated Banc-Corp	30,700	749
Assurant Inc	1,460	248
Atlantic Capital Bancshares Inc *	5,815	188
Atlanticus Holdings Corp *	1,130	60
Axis Capital Holdings Ltd	2,900	158
Axos Financial Inc *	3,633	199
B Riley Financial Inc	2,325	138
Banco Latinoamericano de Comercio Exterior SA, Cl E	4,480	69
Bank First Corp	300	21
Bank of Marin Bancorp	4,650	164
Banner Corp	100	6
BlackRock Capital Investment Corp	5,000	20
Bridgewater Bancshares Inc *	7,083	119
Brown & Brown Inc	4,500	304

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Business First Bancshares Inc	1,200	$31
Byline Bancorp Inc	4,800	131
Cambridge Bancorp	410	36
Camden National Corp	11,498	547
Capital Bancorp Inc	3,860	96
Capital City Bank Group Inc	1,400	39
Capstar Financial Holdings Inc	4,587	98
Carter Bankshares Inc *	7,741	129
Cathay General Bancorp	8,600	404
Cboe Global Markets Inc	2,090	245
Central Pacific Financial Corp	8,230	240
City Holding Co	350	28
Civista Bancshares Inc	8,665	211
CNB Financial Corp/PA	1,100	29
CNO Financial Group Inc	40,000	967
Cohen & Steers Inc	140	11
Columbia Financial Inc *	4,400	93
Community Trust Bancorp Inc	7,300	309
ConnectOne Bancorp Inc	6,199	205
Crawford & Co, Cl A	13,290	102
CrossFirst Bankshares Inc *	10,680	168
Cullen/Frost Bankers Inc	1,652	233
Curo Group Holdings Corp	14,373	192
Customers Bancorp Inc *	24,890	1,532
Diamond Hill Investment Group Inc	290	56
Dime Community Bancshares Inc	3,434	117
Dynex Capital Inc (A)	19,134	294
Employers Holdings Inc	1,550	60
Enova International Inc *	8,609	351
Enterprise Financial Services Corp	1,750	87
Equity Bancshares Inc, Cl A	3,510	110
Erie Indemnity Co, Cl A	910	159
Evercore Inc, Cl A	310	39
Everest Re Group Ltd	920	274
EZCORP Inc, Cl A *	24,940	149
FactSet Research Systems Inc	670	272
Farmers National Banc Corp	10,610	183
Federal Agricultural Mortgage Corp, Cl C	3,800	470
Federated Hermes Inc, Cl B	10,100	330
Financial Institutions Inc	14,061	449
First American Financial Corp	3,100	208
First BanCorp/Puerto Rico	16,651	235
First Bancshares Inc/The	2,497	88
First Busey Corp	9,500	261
First Business Financial Services Inc	9,400	310
First Commonwealth Financial Corp	16,200	262
First Community Bankshares Inc	6,390	187
First Financial Bankshares Inc	24,137	1,157
First Financial Corp/IN	3,120	145
First Horizon Corp	21,000	493
First Internet Bancorp	4,429	217
First Interstate BancSystem Inc, Cl A	5,560	226

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First of Long Island Corp/The	6,335	$138
Flagstar Bancorp Inc	11,300	515
Flushing Financial Corp	21,730	510
FNB Corp/PA	31,700	426
FS KKR Capital Corp	14,600	317
Fulton Financial Corp	25,500	460
Great Southern Bancorp Inc	1,150	71
Greenhill & Co Inc	9,610	170
Greenlight Capital Re Ltd, Cl A *	10,820	78
Hamilton Lane Inc, Cl A	15,279	1,193
Hancock Whitney Corp	8,000	445
Hanmi Financial Corp	28,263	738
Hanover Insurance Group Inc/The	3,460	483
HarborOne Bancorp Inc	15,509	229
HBT Financial Inc	7,720	148
Heartland Financial USA Inc	1,750	87
Heritage Commerce Corp	7,602	90
Heritage Insurance Holdings Inc	25,379	142
Hilltop Holdings Inc	17,000	526
Hingham Institution For Savings The	90	32
HomeStreet Inc	10,600	545
HomeTrust Bancshares Inc	6,030	181
Hope Bancorp Inc	26,100	443
Houlihan Lokey Inc, Cl A	1,990	205
Independent Bank Corp/MI	32,680	778
Invesco Mortgage Capital Inc	76,500	167
Investors Bancorp Inc	31,100	521
Investors Title Co	90	17
Kinsale Capital Group Inc	780	164
Lakeland Bancorp Inc	31,070	561
Lazard Ltd, Cl A (B)	7,300	253
Macatawa Bank Corp	9,830	90
Mercantile Bank Corp	12,910	476
Merchants Bancorp/IN	6,390	185
Mercury General Corp	1,900	105
Meridian	5,800	205
Metrocity Bankshares Inc	2,429	59
Metropolitan Bank Holding Corp *	4,469	457
Midland States Bancorp Inc	13,400	393
MidWestOne Financial Group Inc	1,000	30
Morningstar Inc	770	216
Mr Cooper Group Inc *	4,955	252
MVB Financial Corp	350	14
National Western Life Group Inc, Cl A	300	64
NBT Bancorp Inc	2,100	81
New Mountain Finance Corp	22,600	305
New Residential Investment Corp ‡	31,400	326
New York Mortgage Trust Inc ‡	57,400	201
Nicolet Bankshares Inc *	5,925	564
Northrim BanCorp Inc	1,612	72
Oaktree Specialty Lending Corp	39,300	293
OceanFirst Financial Corp	3,000	67

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OFG Bancorp	22,500	$634
Old National Bancorp/IN	14,400	263
Old Second Bancorp Inc	4,960	71
Oportun Financial Corp *	6,407	105
Oppenheimer Holdings Inc, Cl A	9,778	422
Origin Bancorp Inc	1,690	78
PCB Bancorp (A)	10,100	238
PCSB Financial Corp	8,353	156
Peapack-Gladstone Financial Corp	5,103	193
PennantPark Investment Corp	55,400	426
PennyMac Mortgage Investment Trust ‡	16,000	250
Peoples Bancorp Inc/OH	8,130	254
Piper Sandler Cos	850	126
PJT Partners Inc	1,850	118
Popular Inc	12,374	1,137
Primis Financial Corp	14,600	209
Prospect Capital Corp	19,800	160
Provident Bancorp Inc	5,433	89
Pzena Investment Management Inc, Cl A	22,201	205
QCR Holdings Inc	3,613	202
RBB Bancorp	7,490	181
Redwood Trust Inc ‡	28,900	300
Regional Management Corp	17,982	923
RenaissanceRe Holdings Ltd	1,410	213
Republic Bancorp Inc/KY, Cl A	650	30
RLI Corp	1,680	171
Safety Insurance Group Inc	890	74
Selective Insurance Group Inc	2,280	190
ServisFirst Bancshares Inc	2,636	230
Sierra Bancorp	900	24
Silvergate Capital Corp, Cl A *	3,255	417
Simmons First National Corp, Cl A	2,000	57
Sixth Street Specialty Lending Inc (A)	10,400	244
SmartFinancial Inc	900	24
Southern First Bancshares Inc *	450	26
Southern Missouri Bancorp Inc	550	29
Spirit of Texas Bancshares Inc	8,600	245
StepStone Group Inc, Cl A	5,610	194
Stewart Information Services Corp	2,000	136
Stifel Financial Corp	21,369	1,571
StoneX Group Inc *	2,905	219
Synovus Financial Corp	9,400	495
Tompkins Financial Corp	750	59
Towne Bank/Portsmouth VA	3,200	100
Trean Insurance Group Inc *	13,613	97
TriCo Bancshares	2,200	95
TriState Capital Holdings Inc *	5,180	172
TrustCo Bank Corp NY	1,200	41
UMB Financial Corp	720	73
Umpqua Holdings Corp	22,700	485
United Community Banks Inc/GA	49,017	1,895
United Fire Group Inc	1,400	39

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Insurance Holdings Inc	46,798	$541
Univest Financial Corp	8,630	250
Virtu Financial Inc, Cl A	6,550	230
Virtus Investment Partners Inc	330	79
W R Berkley Corp	3,170	286
Walker & Dunlop Inc	1,846	255
Waterstone Financial Inc	24,721	483
White Mountains Insurance Group Ltd	128	134
Wintrust Financial Corp	2,712	269
WisdomTree Investments Inc	10,090	57

		50,621
Health Care — 12.8%
Acadia Healthcare Co Inc *	10,772	611
Aclaris Therapeutics Inc *	2,800	42
Affimed NV *	16,072	71
Akero Therapeutics Inc *	1,500	27
Albireo Pharma Inc *	4,490	150
Allscripts Healthcare Solutions Inc *	11,420	222
AMN Healthcare Services Inc *	3,155	335
Amneal Pharmaceuticals Inc *	13,770	62
Amphastar Pharmaceuticals Inc *	13,525	375
Amylyx Pharmaceuticals *(A)	4,098	135
AnaptysBio Inc *	17,490	535
Anika Therapeutics Inc *	4,379	142
Apyx Medical Corp *	5,719	58
Arcturus Therapeutics Holdings Inc *	12,020	288
Arcus Biosciences Inc *	5,983	223
Arcutis Biotherapeutics Inc *	3,570	64
Atea Pharmaceuticals *	18,520	117
Atrion Corp	50	36
Aveanna Healthcare Holdings Inc *	10,781	57
Avid Bioservices Inc *	5,742	118
Avidity Biosciences Inc *	10,977	186
BioAtla *	10,530	68
BioCryst Pharmaceuticals Inc *	13,606	226
BioDelivery Sciences International Inc *	149,120	832
Biohaven Pharmaceutical Holding Co Ltd *	1,825	217
Bio-Techne Corp	554	232
Black Diamond Therapeutics Inc *(A)	14,345	45
Blueprint Medicines Corp *	1,320	80
Bruker Corp	2,560	180
Catalent Inc *	2,560	261
Catalyst Pharmaceuticals Inc *	80,176	625
Charles River Laboratories International Inc *	382	111
Chemed Corp	490	234
Chinook Therapeutics *	2,300	29
Collegium Pharmaceutical Inc *	5,520	107
Computer Programs and Systems Inc *	6,050	186
CorVel Corp *	670	107
Cross Country Healthcare Inc *	8,842	197

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Curis Inc *	29,860	$100
Cutera Inc *	1,855	71
Cytokinetics Inc *	5,463	193
DermTech Inc *	8,260	106
Eagle Pharmaceuticals Inc/DE *	8,441	400
Enanta Pharmaceuticals Inc *	1,300	92
Encompass Health Corp	350	23
Endo International PLC *	162,100	504
Ensign Group Inc/The	11,958	1,005
Envista Holdings Corp *	4,944	237
Forma Therapeutics Holdings Inc *	6,900	68
Generation Bio Co *	14,121	72
Globus Medical Inc, Cl A *	2,700	190
Gossamer Bio Inc *	3,500	32
Halozyme Therapeutics Inc *	12,916	458
Harpoon Therapeutics Inc *	9,957	41
HealthStream Inc *	9,710	199
Henry Schein Inc *	3,080	266
ICU Medical Inc *	780	185
ImmunityBio *	13,930	95
Innoviva Inc *	62,667	1,204
Inspire Medical Systems Inc *	3,454	843
Instil Bio Inc *(A)	8,510	91
Intra-Cellular Therapies Inc *	6,017	334
Invacare Corp *	56,120	115
iRadimed Corp *	1,369	68
Ironwood Pharmaceuticals Inc, Cl A *	60,300	649
iTeos Therapeutics Inc *	11,607	419
IVERIC bio Inc *	12,301	197
Jazz Pharmaceuticals PLC *	1,520	209
Karyopharm Therapeutics Inc *	18,342	189
Kezar Life Sciences Inc *	13,429	199
Kiniksa Pharmaceuticals Ltd, Cl A *	7,573	78
Krystal Biotech Inc *	2,812	179
Lannett Co Inc *	15,700	13
Lantheus Holdings Inc *	21,473	1,027
LeMaitre Vascular Inc	2,975	141
Lexicon Pharmaceuticals Inc *	23,000	48
Masimo Corp *	880	139
MaxCyte Inc *	8,650	60
Medpace Holdings Inc *	650	99
Meridian Bioscience Inc *	9,559	242
Merit Medical Systems Inc *	1,600	104
Mesa Laboratories Inc	230	59
Mirum Pharmaceuticals Inc *	198	5
Molina Healthcare Inc *	970	298
Morphic Holding Inc *	1,100	44
Mustang Bio Inc *	38,273	33
National HealthCare Corp	1,200	78
Natus Medical Inc *	4,200	117
Neogen Corp *	4,300	154
NextGen Healthcare Inc *	5,600	109

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nkarta *	10,660	$97
Ocular Therapeutix Inc *	49,550	276
Omnicell Inc *	12,936	1,672
Option Care Health Inc *	8,059	207
Organogenesis Holdings Inc, Cl A *	9,780	73
ORIC Pharmaceuticals Inc *	6,410	50
Orthofix Medical Inc *	2,000	68
OrthoPediatrics Corp *	600	34
Pacira BioSciences Inc *	1,800	120
Passage Bio *	14,950	50
Patterson Cos Inc	7,500	224
PerkinElmer Inc	1,090	196
Perrigo Co PLC	2,100	75
Personalis Inc *	25,945	272
Phibro Animal Health Corp, Cl A	2,800	60
PMV Pharmaceuticals Inc *	4,030	64
Precigen Inc *	100,540	226
Precision BioSciences Inc *	30,982	132
Premier Inc, Cl A	4,700	169
Prestige Consumer Healthcare Inc *	14,950	890
Privia Health Group Inc *	1,450	37
Progyny Inc *	16,735	659
Prometheus Biosciences Inc *	6,190	270
Puma Biotechnology Inc *	25,260	58
QIAGEN NV *	2,750	137
Radius Health Inc *	10,280	86
Relmada Therapeutics Inc *	600	12
Repligen Corp *	6,270	1,233
Rigel Pharmaceuticals Inc *	51,325	129
Rubius Therapeutics Inc *	1,068	5
Sana Biotechnology Inc *	51,740	334
Seer, Cl A *	4,690	72
Select Medical Holdings Corp	15,300	354
Selecta Biosciences Inc *	38,610	71
Seres Therapeutics Inc *	9,892	79
Sharps Compliance Corp *	8,778	54
Sierra Oncology *	7,025	217
SIGA Technologies Inc *	38,020	228
Stoke Therapeutics Inc *	3,126	61
Supernus Pharmaceuticals Inc *	2,300	73
Surface Oncology Inc *	44,950	162
Surmodics Inc *	750	34
Sutro Biopharma Inc *	7,098	63
Syndax Pharmaceuticals Inc *	4,584	71
Syros Pharmaceuticals Inc *	39,007	50
Tenet Healthcare Corp *	7,028	604
United Therapeutics Corp *	8,139	1,353
Utah Medical Products Inc	1,110	100
Vanda Pharmaceuticals Inc *	41,620	473
Vapotherm Inc *	1,400	21
Verve Therapeutics *	3,374	110
Viemed Healthcare Inc *	36,886	142

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xencor Inc *	800	$25

		31,804
Industrials — 16.0%
ABM Industries Inc	3,700	166
Acacia Research Corp *	15,060	58
ACCO Brands Corp	49,600	427
Air Lease Corp, Cl A	5,800	242
Alaska Air Group Inc *	3,400	191
Allied Motion Technologies Inc	1,930	67
AMERCO *	316	182
American Woodmark Corp *	3,200	171
Apogee Enterprises Inc	5,700	257
Applied Industrial Technologies Inc	1,280	129
ArcBest Corp	7,300	677
Argan Inc	7,132	277
Atkore Inc *	10,707	1,089
Atlas Air Worldwide Holdings Inc *	10,752	842
AZZ Inc	1,400	69
Barrett Business Services Inc	450	27
BlueLinx Holdings Inc *	2,582	231
Boise Cascade Co	3,243	259
CACI International Inc, Cl A *	840	235
Casella Waste Systems Inc, Cl A *	2,350	177
CBIZ Inc *	4,100	160
Chart Industries Inc *	3,270	472
Clean Harbors Inc *	2,050	196
Concrete Pumping Holdings Inc *	6,320	47
CoreCivic Inc *‡	22,000	200
Cornerstone Building Brands Inc *	9,392	207
Costamare Inc	36,533	493
Covenant Logistics Group Inc, Cl A	9,683	218
CRA International Inc	5,462	485
Crane Co	3,900	394
Curtiss-Wright Corp	3,758	554
Daseke Inc *	66,477	834
Deluxe Corp	7,700	240
Desktop Metal, Cl A *(A)	31,950	133
Ducommun Inc *	4,495	227
DXP Enterprises Inc/TX *	3,335	96
Eagle Bulk Shipping Inc	3,908	206
EMCOR Group Inc	3,700	427
Ennis Inc	20,203	379
EnPro Industries Inc	2,333	258
Evoqua Water Technologies Corp *	6,156	263
Exponent Inc	16,685	1,581
Federal Signal Corp	8,165	295
First Advantage Corp *	12,630	204
Forrester Research Inc *	5,701	296
Forward Air Corp	4,476	462
Franklin Covey Co *	10,389	479
FTI Consulting Inc *	1,540	225

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genco Shipping & Trading Ltd	13,756	$265
Generac Holdings Inc *	1,834	579
Global Industrial Co	10,312	328
GMS Inc *	4,400	239
Gorman-Rupp Co/The	200	7
Hawaiian Holdings Inc *	10,800	207
Heartland Express Inc	5,000	72
Heidrick & Struggles International Inc	6,647	284
Helios Technologies Inc	11,343	889
Herc Holdings Inc	8,636	1,374
Heritage-Crystal Clean Inc *	14,796	415
Hub Group Inc, Cl A *	2,150	181
Hubbell Inc, Cl B	1,000	178
ICF International Inc	1,280	113
Infrastructure and Energy Alternatives *	33,108	360
INNOVATE Corp *(A)	17,404	58
Insteel Industries Inc	3,505	130
Interface Inc, Cl A	16,600	217
John Bean Technologies Corp	6,442	730
Kadant Inc	520	103
KBR Inc	6,452	320
Kelly Services Inc, Cl A	18,800	399
Kforce Inc	4,650	350
Knight-Swift Transportation Holdings Inc, Cl A	4,305	235
Landstar System Inc	1,430	221
Manitowoc Co Inc/The *	4,460	74
ManTech International Corp/VA, Cl A	1,770	148
Marten Transport Ltd	5,300	91
Matson Inc	4,063	450
Matthews International Corp, Cl A	6,500	216
MDU Resources Group Inc	17,600	471
Meritor Inc *	18,500	659
Miller Industries Inc/TN	3,657	113
MRC Global Inc *	23,365	236
MSA Safety Inc	1,380	192
MYR Group Inc *	1,360	122
Northwest Pipe Co *	4,150	118
NV5 Global Inc *	7,467	801
Park Aerospace Corp	18,292	254
Park-Ohio Holdings Corp	7,900	126
Planet Labs PBC *	37,558	212
Primoris Services Corp	18,400	485
Quad/Graphics Inc, Cl A *(A)	21,039	115
Quanex Building Products Corp	18,759	429
Radiant Logistics Inc *	26,774	185
Resources Connection Inc	21,923	364
Rush Enterprises Inc, Cl A	3,200	166
Ryder System Inc	3,500	276
Safe Bulkers Inc *	16,140	67
Saia Inc *	830	238
Schneider National Inc, Cl B	4,300	112

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Science Applications International Corp	2,200	$193
Shyft Group Inc/The	4,871	197
SkyWest Inc *	5,000	141
SP Plus Corp *	4,918	147
Standex International Corp	970	103
Sterling Construction Co Inc *	5,880	174
Sun Country Airlines Holdings Inc *	2,480	67
Tennant Co	1,010	80
Tetra Tech Inc	1,650	262
Textainer Group Holdings Ltd	6,500	231
Titan International Inc *	21,980	246
Titan Machinery Inc *	5,923	168
Toro Co/The	1,880	176
Transcat Inc *	700	55
Trex Co Inc *	5,498	505
TriNet Group Inc *	1,720	150
Triton International Ltd	16,894	1,110
TrueBlue Inc *	400	11
UniFirst Corp/MA	610	111
Universal Logistics Holdings Inc	16,950	324
US Xpress Enterprises Inc, Cl A *	12,642	57
Vectrus Inc *	5,072	232
Veritiv Corp *	1,532	164
Wabash National Corp	7,900	135
Werner Enterprises Inc	12,200	530
WESCO International Inc *	2,580	314
WillScot Mobile Mini Holdings Corp, Cl A *	60,902	2,164
Zurn Water Solutions Corp	22,962	747

		39,572
Information Technology — 12.3%
A10 Networks Inc	37,312	531
ACI Worldwide Inc *	4,600	154
Agilysys Inc *	1,950	82
Alkami Technology Inc *	6,510	103
Alpha & Omega Semiconductor Ltd *	4,759	256
Ambarella Inc *	1,402	196
Amdocs Ltd	3,300	260
American Software Inc/GA, Cl A	2,100	46
Amkor Technology Inc	34,900	791
Arlo Technologies Inc *	12,170	113
Arrow Electronics Inc *	2,000	244
Aspen Technology Inc *	1,660	253
Avalara Inc *	4,348	452
Avaya Holdings Corp *	9,500	131
Aviat Networks *	4,614	131
Avnet Inc	9,600	404
Axcelis Technologies Inc *	5,392	373
AXT Inc *	12,803	95
Azenta Inc	11,716	1,025
Bel Fuse Inc, Cl B	10,088	159
Blackbaud Inc *	2,050	128

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BTRS Holdings Inc, Cl A *	11,580	$71
Casa Systems Inc *	19,907	83
Cass Information Systems Inc	3,880	154
CDK Global Inc	4,750	215
ChannelAdvisor Corp *	8,946	161
Ciena Corp *	3,890	266
Cirrus Logic Inc *	2,380	207
Clearfield Inc *	3,831	246
CommVault Systems Inc *	2,400	151
Concentrix Corp	2,488	497
CoreCard *	600	19
CSG Systems International Inc	13,778	850
CTS Corp	2,100	80
Digi International Inc *	12,283	247
Diodes Inc *	5,858	525
Dolby Laboratories Inc, Cl A	260	20
eGain Corp *	12,394	146
EMCORE Corp *	12,718	49
ePlus Inc *	1,620	76
ExlService Holdings Inc *	1,710	207
Extreme Networks Inc *	13,868	159
F5 Inc *	1,180	237
Fair Isaac Corp *	610	287
Genpact Ltd	5,300	222
Hackett Group Inc/The	27,845	577
I3 Verticals Inc, Cl A *	3,446	91
Ichor Holdings Ltd *	4,777	168
Impinj Inc *	2,306	159
International Money Express Inc *	31,864	512
Jack Henry & Associates Inc	1,660	293
Juniper Networks Inc	8,061	273
Kimball Electronics Inc *	14,756	254
Kopin Corp *(A)	8,745	23
Limelight Networks Inc *	49,378	193
Littelfuse Inc	4,734	1,222
Manhattan Associates Inc *	1,730	231
Maximus Inc	2,600	205
MaxLinear Inc, Cl A *	3,992	245
Methode Electronics Inc	8,200	374
Mitek Systems Inc *	11,194	166
MoneyGram International Inc *	18,607	200
Monolithic Power Systems Inc	640	294
NETGEAR Inc *	8,800	234
NetScout Systems Inc *	1,000	31
NortonLifeLock Inc	2,000	58
Nova Ltd *(A)	10,580	1,109
Novanta Inc *	5,931	810
NVE Corp	5,636	322
ON24 *	3,750	58
Onto Innovation Inc *	2,503	216
OSI Systems Inc *	1,050	85
PAR Technology Corp *	6,405	269

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paylocity Holding Corp *	720	$153
PC Connection Inc *	1,700	83
PDF Solutions Inc *	6,016	165
Photronics Inc *	34,411	634
Power Integrations Inc	2,390	215
Progress Software Corp	7,080	312
Pure Storage Inc, Cl A *	7,972	207
Qualys Inc *	1,430	179
Rambus Inc *	10,835	293
Rimini Street Inc *	36,082	163
Sanmina Corp *	9,400	374
Sapiens International Corp NV	1,900	51
ScanSource Inc *	11,000	347
SecureWorks Corp, Cl A *	4,425	68
Silicon Laboratories Inc *	1,065	164
SiTime Corp *	868	175
SMART Global Holdings Inc *	27,317	750
Sprout Social Inc, Cl A *	9,387	611
SPS Commerce Inc *	10,286	1,336
StarTek Inc *	22,698	99
Super Micro Computer Inc *	4,905	193
Synaptics Inc *	1,279	292
TaskUS Inc, Cl A *	7,999	230
TTM Technologies Inc *	17,600	221
Tucows Inc, Cl A *	700	47
Ultra Clean Holdings Inc *	3,300	151
Veeco Instruments Inc *	15,823	452
Verint Systems Inc *	3,250	163
Verra Mobility Corp, Cl A *	14,418	242
Viant Technology, Cl A *	11,001	91
Viavi Solutions Inc *	48,000	787
Vishay Intertechnology Inc	23,300	447
Vishay Precision Group Inc *	24,165	759
Zeta Global Holdings, Cl A *(A)	18,893	246

		30,474
Materials — 5.2%
AdvanSix Inc	13,000	521
American Vanguard Corp	4,730	71
Avery Dennison Corp	1,420	250
Balchem Corp	1,560	216
Cabot Corp	10,891	797
Century Aluminum Co *	11,902	281
Chase Corp	670	62
Commercial Metals Co	19,700	759
Forterra Inc *	18,698	440
Greif Inc, Cl A	14,900	857
Hawkins Inc	4,520	205
Huntsman Corp	8,000	323
Koppers Holdings Inc	12,827	367
Kronos Worldwide Inc	21,904	323
Livent Corp *	8,095	191

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LSB Industries Inc *	14,227	$246
MP Materials *	4,776	218
Myers Industries Inc	8,415	140
NewMarket Corp	340	108
Novagold Resources Inc *	18,700	130
O-I Glass Inc *	19,200	245
Olin Corp	3,537	182
Packaging Corp of America	1,730	255
Ranpak Holdings Corp, Cl A *	19,447	471
Reliance Steel & Aluminum Co	1,386	265
Resolute Forest Products Inc *	48,200	601
Royal Gold Inc	2,260	274
Ryerson Holding Corp	7,947	208
Schnitzer Steel Industries Inc, Cl A	6,100	297
Schweitzer-Mauduit International Inc	8,200	256
Sealed Air Corp	4,522	304
Sensient Technologies Corp	830	68
Silgan Holdings Inc	16,933	709
Sonoco Products Co	3,700	217
Stepan Co	900	93
Summit Materials Inc, Cl A *	18,794	587
SunCoke Energy Inc	41,670	330
Tredegar Corp	24,350	280
TriMas Corp	3,500	114
Trinseo PLC	3,700	192
UFP Technologies Inc *	800	55
Warrior Met Coal Inc	7,413	233

		12,741
Real Estate — 5.3%
Alexander & Baldwin Inc ‡	3,700	83
Alexander's Inc ‡	180	46
American Assets Trust Inc ‡	8,800	322
American Homes 4 Rent, Cl A ‡	5,900	224
Apple Hospitality REIT Inc ‡	68,424	1,210
Armada Hoffler Properties Inc ‡	3,800	56
Ashford Hospitality Trust Inc *‡	9,685	83
Camden Property Trust ‡	1,900	314
Cedar Realty Trust Inc ‡	20,166	484
Centerspace ‡	1,120	105
Chatham Lodging Trust *‡	19,300	265
City Office REIT Inc ‡	2,700	46
Community Healthcare Trust Inc ‡	1,900	79
CubeSmart ‡	4,650	224
Cushman & Wakefield PLC *	19,000	417
EastGroup Properties Inc ‡	2,606	497
Equity LifeStyle Properties Inc ‡	3,290	246
Fathom Holdings *	4,137	53
First Industrial Realty Trust Inc ‡	6,928	399
Forestar Group Inc *	13,978	256
Franklin Street Properties Corp ‡	45,400	262
FRP Holdings Inc *	450	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Getty Realty Corp ‡	3,800	$105
Gladstone Commercial Corp ‡	15,500	328
Gladstone Land Corp ‡	6,555	196
Global Net Lease Inc ‡	18,300	260
Healthcare Realty Trust Inc ‡	2,000	52
Independence Realty Trust Inc ‡	10,778	272
Industrial Logistics Properties Trust ‡	14,200	318
Kite Realty Group Trust ‡	7,000	154
Lamar Advertising Co, Cl A ‡	2,070	226
Life Storage Inc ‡	2,190	277
Marcus & Millichap Inc	1,600	80
National Health Investors Inc ‡	3,800	203
National Storage Affiliates Trust ‡	7,184	419
NexPoint Residential Trust Inc ‡	4,641	394
Office Properties Income Trust ‡	13,400	336
One Liberty Properties Inc ‡	1,100	32
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	389
Plymouth Industrial REIT Inc ‡	11,500	300
PotlatchDeltic Corp ‡	200	11
Preferred Apartment Communities Inc ‡	15,000	379
PS Business Parks Inc ‡	1,080	172
RE/MAX Holdings Inc, Cl A	1,600	47
Realogy Holdings Corp *	16,700	304
Rexford Industrial Realty Inc ‡	2,745	193
RMR Group Inc/The, Cl A	100	3
Sabra Health Care Inc ‡	34,700	466
Saul Centers Inc ‡	850	39
Service Properties Trust ‡	21,900	189
Tanger Factory Outlet Centers Inc ‡	22,800	380
Tejon Ranch Co *	4,720	80
Terreno Realty Corp ‡	2,900	199
UMH Properties Inc ‡	4,300	99
Uniti Group Inc ‡	19,920	258
Universal Health Realty Income Trust ‡	850	49
Urstadt Biddle Properties Inc, Cl A ‡	5,650	106

		13,012
Utilities — 1.6%
ALLETE Inc	1,450	91
American States Water Co	2,030	171
Artesian Resources Corp, Cl A	3,232	150
Brookfield Infrastructure Corp, Cl A	2,500	176
California Water Service Group	2,550	145
Chesapeake Utilities Corp	1,200	159
Essential Utilities Inc	5,000	236
Hawaiian Electric Industries Inc	4,650	191
IDACORP Inc	2,090	217
MGE Energy Inc	1,820	131
Middlesex Water Co	1,340	134
National Fuel Gas Co	8,800	548
New Jersey Resources Corp	4,400	192
NiSource Inc	2,200	64

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northwest Natural Holding Co	1,650	$86
NorthWestern Corp	2,700	163
Otter Tail Corp	2,000	124
Portland General Electric Co	4,450	226
Pure Cycle Corp *	8,759	104
SJW Group	1,450	95
Spire Inc	1,900	127
UGI Corp	2,000	77
Unitil Corp	2,050	103
Via Renewables Inc, Cl A (A)	13,183	147
York Water Co/The	1,400	63

		3,920
Total Common Stock
(Cost $207,325) ($ Thousands)		241,387

	Number of Rights
RIGHTS — 0.0%
Media General Inc CVR *‡‡(C)	1,155	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P.
0.050% **†(D)	2,837,767	$2,838

Total Affiliated Partnership
(Cost $2,838) ($ Thousands)		2,838

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	6,147,976	6,148

Total Cash Equivalent
(Cost $6,148) ($ Thousands)		6,148

Total Investments in Securities — 101.1%
(Cost $216,311) ($ Thousands)		$250,373

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	8	Mar-2022	$810	$818	$8

Percentages are based on Net Assets of $247,691 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $2,776 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2022, such securities amounted to $253 ($ Thousands), or 0.1% of the Net Assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $2,838 ($ Thousands).

Cl — Class
CVR — Contingent Value Rights
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	241,387	–	–		241,387
Rights	–	–	–	^	–	^
Affiliated Partnership	–	2,838	–		2,838
Cash Equivalent	6,148	–	–		6,148
Total Investments in Securities	247,535	2,838	–	^	250,373

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	8	–	–	8
Total Other Financial Instruments	8	–	–	8

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Amount is less than $500.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap Fund (Concluded)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$10,120	$52,642	$(59,924)	$1	$(1)	$2,838	2,837,767	$26	$—
SEI Daily Income Trust, Government Fund, Cl F	4,935	59,051	(57,838)	—	—	6,148	6,147,976	—	—
Totals	$15,055	$111,693	$(117,762)	$1	$(1)	$8,986		$26	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.3%

Communication Services — 3.5%
Advantage Solutions Inc *	23,690	$187
Cable One Inc	556	797
Cargurus Inc, Cl A *	11,472	556
Cars.com Inc *	16,630	269
Cinemark Holdings Inc *(A)	180,113	3,159
Clear Channel Outdoor Holdings Inc, Cl A *	150,069	561
Cogent Communications Holdings Inc	13,161	834
Gannett Co Inc *	56,290	279
Hemisphere Media Group Inc, Cl A *	13,504	72
Integral Ad Science Holding *	737	14
Liberty Latin America Ltd, Cl A *	18,087	182
Liberty TripAdvisor Holdings Inc, Cl A *	57,749	123
Lions Gate Entertainment Corp, Cl A *	188,526	2,896
MediaAlpha Inc, Cl A *	6,006	86
Nexstar Media Group Inc, Cl A	7,543	1,396
Ooma Inc *	14,072	235
QuinStreet Inc *	18,882	212
Reservoir Media Inc *(A)	24,979	179
TEGNA Inc	66,103	1,515
Ziff Davis Inc *	6,514	655
ZipRecruiter Inc, Cl A *	15,447	309

		14,516
Consumer Discretionary — 14.0%
1-800-Flowers.com Inc, Cl A *	6,100	94
2U Inc *	15,075	158
Aaron's Co Inc/The	36,653	769
Academy Sports & Outdoors Inc *	6,960	225
Advance Auto Parts Inc	4,429	906
American Eagle Outfitters Inc (A)	170,813	3,601
American Public Education Inc *	21,524	430
Arko Corp	13,320	111
Beazer Homes USA Inc *	30,983	507
Biglari Holdings Inc, Cl B *	1,374	189
Bloomin' Brands Inc	82,200	2,023
Bluegreen Vacations Holding Corp, Cl A *	8,218	233
Boyd Gaming Corp	8,229	584
Brinker International Inc *	43,145	1,835
Brunswick Corp/DE	12,001	1,146
Buckle Inc/The	8,289	298
Caleres Inc	3,660	76
Callaway Golf Co *	36,038	892
Canada Goose Holdings Inc *	6,730	176
Carriage Services Inc, Cl A	12,285	605
Carter's Inc	18,089	1,749
Cato Corp/The, Cl A	16,960	299
Cavco Industries Inc *	1,861	507
Century Casinos Inc *	14,710	181
Choice Hotels International Inc	4,483	647
Churchill Downs Inc	4,951	1,193
Chuy's Holdings Inc *	7,880	257

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Citi Trends Inc *	1,670	$62
Clarus Corp	10,072	229
Conn's Inc *	12,567	231
Container Store Group Inc/The *	35,870	317
Cooper-Standard Holdings Inc *	8,273	105
Dave & Buster's Entertainment Inc *	10,268	445
Domino's Pizza Inc	1,978	855
Dorman Products Inc *	7,406	692
El Pollo Loco Holdings Inc *	32,182	427
Ethan Allen Interiors Inc	26,570	692
Fiesta Restaurant Group Inc *	9,221	93
Frontdoor Inc *	22,962	690
Genesco Inc *	1,690	108
Gentherm Inc *	6,742	572
Goodyear Tire & Rubber Co/The *	49,482	766
Grand Canyon Education Inc *	6,963	605
Hamilton Beach Brands Holding Co, Cl A	10,297	156
Hanesbrands Inc	27,595	426
Haverty Furniture Cos Inc	18,179	516
Hibbett Inc	5,573	251
Hooker Furnishings Corp	14,484	304
Hyatt Hotels Corp, Cl A *	5,208	506
Johnson Outdoors Inc, Cl A	2,557	211
KB Home	23,416	904
Lazydays Holdings Inc *(A)	32,130	586
Lifetime Brands Inc	8,050	105
Liquidity Services Inc *	7,960	137
Lovesac Co/The *	16,161	687
Lumber Liquidators Holdings Inc *	16,564	266
Macy's Inc	19,750	512
Malibu Boats Inc, Cl A *	2,179	152
Marine Products Corp	6,676	81
MarineMax Inc *	3,130	143
MasterCraft Boat Holdings Inc *	16,120	462
Mattel Inc *	22,947	573
Modine Manufacturing Co *	194,353	1,963
Monarch Casino & Resort Inc *	4,780	372
Monro Inc	15,662	731
Motorcar Parts of America Inc *	4,780	77
Movado Group Inc	22,053	869
Murphy USA Inc	13,086	2,365
Noodles & Co, Cl A *	11,033	75
OneWater Marine Inc, Cl A *	9,479	482
Oxford Industries Inc	6,241	552
Party City Holdco Inc *	16,560	72
Planet Fitness Inc, Cl A *	7,205	610
PlayAGS Inc *	43,097	361
Pool Corp	1,923	882
Porch Group *	8,430	68
RealReal Inc/The *(A)	38,510	343
Sally Beauty Holdings Inc *	38,106	659
SeaWorld Entertainment Inc *	9,923	689

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shoe Carnival Inc	17,108	$499
Shutterstock Inc	12,380	1,121
Skechers USA Inc, Cl A *	28,810	1,325
Skyline Champion Corp *	7,082	476
Sportsman's Warehouse Holdings Inc *	13,670	156
Steven Madden Ltd	15,184	648
Stoneridge Inc *	11,713	193
Superior Group of Cos Inc	5,990	123
Taylor Morrison Home Corp, Cl A *	37,486	1,106
Tenneco Inc, Cl A *	19,135	369
Tilly's Inc, Cl A *	43,160	548
Tractor Supply Co	2,127	433
Unifi Inc *	25,407	477
Urban Outfitters Inc *	48,652	1,338
Vera Bradley Inc *	218,737	1,654
Vista Outdoor Inc *	8,680	316
Vivint Smart Home *	25,280	182
Wingstop Inc	4,042	588
Winmark Corp	1,792	405
WW International Inc *	43,200	440
YETI Holdings Inc *	9,638	593
Zumiez Inc *	6,227	277

		57,995
Consumer Staples — 3.9%
Andersons Inc/The	13,121	598
BJ's Wholesale Club Holdings Inc *	13,468	847
Cal-Maine Foods Inc *	14,068	623
Casey's General Stores Inc	4,220	794
Central Garden & Pet Co *	6,414	304
Energizer Holdings Inc	18,728	625
Flowers Foods Inc	20,352	558
Hain Celestial Group Inc/The *	17,090	621
Hostess Brands Inc, Cl A *	102,090	2,199
Ingles Markets Inc, Cl A	3,639	299
Ingredion Inc	15,956	1,416
Inter Parfums Inc	8,975	834
MGP Ingredients Inc (A)	17,816	1,418
Natural Grocers by Vitamin Cottage Inc	17,685	300
Performance Food Group Co *	10,272	576
Seneca Foods Corp, Cl A *	9,947	495
Simply Good Foods Co/The *	10,784	427
Spectrum Brands Holdings Inc	8,687	806
TreeHouse Foods Inc *	37,583	1,475
Turning Point Brands Inc	7,256	243
Veru Inc *	14,879	83
Village Super Market Inc, Cl A	10,392	237
Weis Markets Inc	4,178	258

		16,036
Energy — 6.4%
Alto Ingredients *	79,840	466
Berry Corp	15,833	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cactus Inc, Cl A	36,025	$1,825
California Resources Corp	10,608	437
Centennial Resource Development Inc/DE, Cl A *	66,481	584
Centrus Energy, Cl A *	3,740	169
Comstock Resources Inc *	87,180	724
Coterra Energy Inc, Cl A	40,930	955
Delek US Holdings Inc *	183,467	3,161
Diamondback Energy Inc	8,032	1,109
Dorian LPG Ltd *	7,050	97
Earthstone Energy Inc, Cl A *	11,118	145
Enviva	7,663	534
Expro Group Holdings *	22,862	368
Gevo *(A)	60,970	216
Helmerich & Payne Inc	31,484	1,141
International Seaways Inc	10,160	186
Magnolia Oil & Gas Corp, Cl A	22,710	508
Matador Resources Co	10,909	541
Nabors Industries Ltd *	2,761	347
National Energy Services Reunited Corp *	9,546	85
NCS Multistage Holdings Inc *	2,663	111
NexTier Oilfield Solutions Inc *	85,070	677
Northern Oil and Gas Inc	52,212	1,310
Oasis Petroleum Inc	12,762	1,691
Ovintiv Inc	17,392	797
Par Pacific Holdings Inc *	17,073	232
Patterson-UTI Energy Inc	44,876	648
PDC Energy Inc	30,145	1,945
REX American Resources Corp *	3,477	328
RPC Inc *	67,131	589
Scorpio Tankers Inc	24,719	430
Select Energy Services Inc, Cl A *	83,443	691
SFL Corp Ltd	38,265	381
Solaris Oilfield Infrastructure Inc, Cl A	33,662	350
Southwestern Energy Co *	234,949	1,172
W&T Offshore Inc *	132,580	644
Whiting Petroleum Corp	7,914	584

		26,336
Financials — 19.1%
AFC Gamma Inc	6,190	122
Amalgamated Financial Corp	10,770	185
American Equity Investment Life Holding Co	84,841	3,197
Argo Group International Holdings Ltd	6,341	267
ARMOUR Residential REIT Inc ‡(A)	27,290	222
Arrow Financial Corp	2,327	80
AssetMark Financial Holdings Inc *	16,965	398
Atlantic Capital Bancshares Inc *	8,171	264
Atlanticus Holdings Corp *	1,660	88
Axos Financial Inc *	8,410	460
B Riley Financial Inc	3,259	194

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,480	$116
Bank of Marin Bancorp	5,540	196
Bank of NT Butterfield & Son Ltd/The	41,195	1,582
Bank OZK	24,254	1,140
BankUnited Inc	118,130	5,221
Bridgewater Bancshares Inc *	7,957	134
Build Acquisition Corp *	27,466	269
Byline Bancorp Inc	6,450	176
Capital Bancorp Inc	5,200	129
Capstar Financial Holdings Inc	4,465	96
Carter Bankshares Inc *	7,488	125
Central Pacific Financial Corp	9,670	282
Chimera Investment Corp ‡	103,923	1,265
CNO Financial Group Inc	129,900	3,140
Cohen & Steers Inc	10,960	891
ConnectOne Bancorp Inc	14,349	474
Crawford & Co, Cl A	19,540	151
CrossFirst Bankshares Inc *	15,880	250
Cullen/Frost Bankers Inc	3,824	538
Curo Group Holdings Corp	18,356	245
Customers Bancorp Inc *	7,523	463
Dynex Capital Inc (A)	55,469	853
Enova International Inc *	16,957	691
Equity Bancshares Inc, Cl A	2,790	88
Evercore Inc, Cl A	3,502	445
EZCORP Inc, Cl A *	32,810	197
FactSet Research Systems Inc	1,934	785
Farmers National Banc Corp	9,810	169
Financial Institutions Inc	5,883	188
First BanCorp/Puerto Rico	38,518	544
First Bancshares Inc/The	2,718	96
First Commonwealth Financial Corp	114,129	1,843
First Community Bankshares Inc	9,240	271
First Financial Corp/IN	3,260	152
First Internet Bancorp	5,939	290
First Interstate BancSystem Inc, Cl A	37,249	1,512
First of Long Island Corp/The	6,871	150
FirstMark Horizon Acquisition Corp, Cl A *	7,251	72
Flushing Financial Corp	9,446	222
FNB Corp/PA	203,971	2,739
Globe Life Inc	6,955	702
Green Dot Corp, Cl A *	34,172	979
Greenhill & Co Inc	11,903	210
Greenlight Capital Re Ltd, Cl A *	13,121	94
Hamilton Lane Inc, Cl A	8,911	696
Hanmi Financial Corp	18,388	480
Hanover Insurance Group Inc/The	10,781	1,504
HarborOne Bancorp Inc	21,523	318
HBT Financial Inc	11,650	223
Hercules Capital (A)	52,588	945
Heritage Commerce Corp	8,776	104

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heritage Insurance Holdings Inc	14,189	$79
Home BancShares Inc/AR	43,941	1,029
HomeTrust Bancshares Inc	6,870	207
Independent Bank Corp/MI	13,745	327
Lakeland Bancorp Inc	19,930	360
Macatawa Bank Corp	12,123	111
MarketAxess Holdings Inc	1,111	424
Mercantile Bank Corp	3,373	124
Merchants Bancorp/IN	8,280	240
Metrocity Bankshares Inc	3,932	96
Metropolitan Bank Holding Corp *	8,051	823
MGIC Investment Corp	67,201	1,020
Morningstar Inc	2,928	822
Mr Cooper Group Inc *	11,462	583
National Western Life Group Inc, Cl A	380	81
Nicolet Bankshares Inc *	10,107	963
NMI Holdings Inc, Cl A *	34,021	787
Northrim BanCorp Inc	2,084	93
OFG Bancorp	48,845	1,376
Old National Bancorp/IN	92,451	1,690
Old Second Bancorp Inc	4,960	71
Oportun Financial Corp *	10,643	174
Oppenheimer Holdings Inc, Cl A	13,871	599
Origin Bancorp Inc	2,020	93
PacWest Bancorp	83,736	4,138
PCSB Financial Corp	9,070	169
Peapack-Gladstone Financial Corp	5,004	189
Peoples Bancorp Inc/OH	8,440	264
Pinnacle Financial Partners Inc	22,886	2,313
Popular Inc	7,112	653
PROG Holdings Inc *	48,989	1,501
Prosperity Bancshares Inc	11,990	893
Provident Bancorp Inc	7,805	128
Pzena Investment Management Inc, Cl A	29,888	276
QCR Holdings Inc	2,958	165
RBB Bancorp	11,220	271
Regional Management Corp	9,665	496
ServisFirst Bancshares Inc	6,101	533
StepStone Group Inc, Cl A	7,691	266
Stifel Financial Corp	6,829	502
StoneX Group Inc *	6,723	507
Tishman Speyer Innovation Corp II *	22,840	224
Trean Insurance Group Inc *	22,883	162
TriState Capital Holdings Inc *	8,257	274
Umpqua Holdings Corp	178,818	3,818
Universal Insurance Holdings Inc	37,775	437
Univest Financial Corp	42,561	1,233
Virtu Financial Inc, Cl A	15,152	532
Walker & Dunlop Inc	4,271	591
Warrior Technologies Acquisition Co *	23,397	233
Waterstone Financial Inc	27,991	547
Webster Financial Corp	11,278	679

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Alliance Bancorp	21,005	$1,969
Wintrust Financial Corp	27,667	2,749
WisdomTree Investments Inc	55,703	314

		79,120
Health Care — 9.9%
4D Molecular Therapeutics Inc *	10,348	142
Absci Corp *(A)	9,062	85
Affimed NV *	22,488	99
Albireo Pharma Inc *	10,020	334
Allscripts Healthcare Solutions Inc *	26,420	514
AMN Healthcare Services Inc *	2,753	292
Amneal Pharmaceuticals Inc *	18,370	83
Amphastar Pharmaceuticals Inc *	21,339	591
Amylyx Pharmaceuticals *(A)	9,487	312
AnaptysBio Inc *	21,891	669
Anika Therapeutics Inc *	5,852	190
Apyx Medical Corp *	7,516	76
Arcturus Therapeutics Holdings Inc *	16,620	398
Arcus Biosciences Inc *	13,816	514
Arcutis Biotherapeutics Inc *	4,660	83
Arvinas Inc *	2,618	170
Atea Pharmaceuticals *	25,810	164
Aveanna Healthcare Holdings Inc *	13,843	73
Avid Bioservices Inc *	7,994	164
Avidity Biosciences Inc *	15,167	257
Axogen Inc *	18,120	169
BioAtla *	14,390	93
BioCryst Pharmaceuticals Inc *	31,473	523
BioDelivery Sciences International Inc *	117,978	658
Biohaven Pharmaceutical Holding Co Ltd *	4,225	502
Black Diamond Therapeutics Inc *(A)	20,122	63
C4 Therapeutics Inc *	5,564	125
Cano Health Inc *(A)	26,752	130
Cardiovascular Systems Inc *	11,288	238
CareDx Inc *	6,652	255
Castle Biosciences Inc *	3,028	131
Catalyst Pharmaceuticals Inc *	134,283	1,047
Certara Inc *	6,453	164
Chemed Corp	2,138	1,023
Codex DNA Inc *(A)	6,963	71
Co-Diagnostics Inc *(A)	119,585	694
Collegium Pharmaceutical Inc *	7,460	145
Computer Programs and Systems Inc *	4,516	139
Cross Country Healthcare Inc *	14,611	326
CryoLife Inc *	6,233	122
Curis Inc *	40,720	136
Cutera Inc *	2,592	99
Cytokinetics Inc *	12,644	447
DermTech Inc *(A)	11,690	150
DICE Therapeutics Inc *(A)	6,628	123
Eagle Pharmaceuticals Inc/DE *	10,239	485

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Encompass Health Corp	13,676	$903
Endo International PLC *	78,700	245
Ensign Group Inc/The	14,170	1,191
Envista Holdings Corp *	39,827	1,912
Erasca Inc *(A)	7,473	93
Forma Therapeutics Holdings Inc *	11,500	113
Generation Bio Co *	18,830	96
Harpoon Therapeutics Inc *	13,548	56
HealthEquity Inc *	6,473	348
HealthStream Inc *	8,420	173
Heron Therapeutics Inc *	20,403	145
ImmunityBio *(A)	18,000	123
Inhibrx Inc *	7,201	155
Innoviva Inc *	17,881	343
Instil Bio Inc *(A)	21,367	229
Integra LifeSciences Holdings Corp *	14,294	959
Intra-Cellular Therapies Inc *	13,917	772
Invacare Corp *	76,730	157
iRadimed Corp *	2,206	110
iTeos Therapeutics Inc *	21,092	762
IVERIC bio Inc *	28,451	456
Karyopharm Therapeutics Inc *(A)	42,296	437
Kezar Life Sciences Inc *	31,060	461
Kiniksa Pharmaceuticals Ltd, Cl A *	24,382	250
Krystal Biotech Inc *	6,493	413
Lantheus Holdings Inc *	13,790	659
LeMaitre Vascular Inc	22,282	1,058
Lexicon Pharmaceuticals Inc *	30,709	64
MaxCyte Inc *	31,056	216
MEDNAX Inc *	9,176	215
Meridian Bioscience Inc *	10,046	254
Merit Medical Systems Inc *	8,677	564
Mirum Pharmaceuticals Inc *	843	20
Mustang Bio Inc *	56,625	49
Nevro Corp *	2,596	186
Nkarta *	14,190	129
NuVasive Inc *	10,955	593
Ocular Therapeutix Inc *	68,417	382
Omnicell Inc *	1,368	177
Option Care Health Inc *	18,653	479
Organogenesis Holdings Inc, Cl A *	13,290	99
ORIC Pharmaceuticals Inc *	24,504	190
Paragon 28 Inc *(A)	10,160	166
Passage Bio *	21,920	73
Personalis Inc *	35,940	377
PMV Pharmaceuticals Inc *	12,866	204
Precigen Inc *(A)	137,020	308
Precision BioSciences Inc *	44,416	189
Prestige Consumer Healthcare Inc *	24,322	1,448
Privia Health Group Inc *	10,418	268
Prometheus Biosciences Inc *(A)	14,294	622
Puma Biotechnology Inc *	35,390	81

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quest Diagnostics Inc	6,177	$811
Quidel Corp *	4,483	474
Radius Health Inc *	14,100	117
Relay Therapeutics Inc *	6,776	163
Rigel Pharmaceuticals Inc *	69,038	173
Rubius Therapeutics Inc *	3,439	17
Sana Biotechnology Inc *	71,480	462
Seer, Cl A *	6,490	99
Selecta Biosciences Inc *	52,290	97
Seres Therapeutics Inc *	13,910	111
Sharps Compliance Corp *	12,076	74
Sierra Oncology *(A)	16,251	502
SIGA Technologies Inc *	40,592	244
Sight Sciences Inc *	11,575	202
Sonendo Inc *(A)	21,193	102
SpringWorks Therapeutics Inc *	3,165	179
STERIS PLC	5,025	1,206
Stoke Therapeutics Inc *	4,317	84
Surface Oncology Inc *	62,370	225
Sutro Biopharma Inc *	9,579	85
Syndax Pharmaceuticals Inc *	6,427	100
Syneos Health Inc, Cl A *	3,311	262
Syros Pharmaceuticals Inc *	53,453	69
Talis Biomedical Corp *	5,322	11
Tenet Healthcare Corp *	6,547	563
US Physical Therapy Inc	5,774	531
Utah Medical Products Inc	1,022	92
Vanda Pharmaceuticals Inc *	10,260	117
Veracyte Inc *	9,913	276
Verve Therapeutics *	4,768	156
Viemed Healthcare Inc *	50,686	195

		41,039
Industrials — 18.1%
ABM Industries Inc	36,070	1,617
Acacia Research Corp *	19,680	75
ACCO Brands Corp	417,522	3,591
ACV Auctions Inc, Cl A *	29,475	389
Air Lease Corp, Cl A	17,313	723
Alight Inc *	41,887	437
Allied Motion Technologies Inc	2,498	87
Allison Transmission Holdings Inc, Cl A	23,498	939
Altra Industrial Motion Corp	29,048	1,234
Argan Inc	13,169	512
Atkore Inc *	7,407	753
Atlas Air Worldwide Holdings Inc *	12,135	951
BlueLinx Holdings Inc *	5,972	534
Boise Cascade Co	7,503	600
BWX Technologies Inc	29,988	1,602
Byrna Technologies Inc *(A)	21,199	212
CACI International Inc, Cl A *	3,921	1,097
Carlisle Cos Inc	4,973	1,181

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cimpress PLC *	4,025	$254
CIRCOR International Inc *	15,867	427
Clean Harbors Inc *	21,023	2,006
Concrete Pumping Holdings Inc *	9,150	68
Cornerstone Building Brands Inc *	12,968	286
Costamare Inc	51,795	699
Covenant Logistics Group Inc, Cl A	12,688	286
CRA International Inc	6,598	586
Curtiss-Wright Corp	3,839	566
Daseke Inc *	108,442	1,361
Desktop Metal, Cl A *(A)	45,150	188
Ducommun Inc *	6,360	321
DXP Enterprises Inc/TX *	4,850	139
Eagle Bulk Shipping Inc	9,040	477
EMCOR Group Inc	8,428	974
Enerpac Tool Group Corp, Cl A	23,240	401
Ennis Inc	7,176	135
EnPro Industries Inc	18,549	2,049
Evoqua Water Technologies Corp *	14,248	608
First Advantage Corp *	43,589	704
Forrester Research Inc *	11,974	622
Forward Air Corp	10,930	1,128
Franklin Covey Co *	14,692	677
Gates Industrial Corp PLC *	56,535	895
Genco Shipping & Trading Ltd	25,822	498
GFL Environmental Inc	22,697	664
Global Industrial Co	14,905	474
Graham Corp	1,287	10
Harsco Corp *	36,344	433
Heartland Express Inc	11,295	162
Heidrick & Struggles International Inc	7,603	325
Herc Holdings Inc	2,444	389
Heritage-Crystal Clean Inc *	49,262	1,381
Hexcel Corp	15,163	878
Hillenbrand Inc	17,071	814
Hudson Technologies Inc *	89,669	343
Huntington Ingalls Industries Inc	3,468	709
Huron Consulting Group Inc *	16,584	818
Infrastructure and Energy Alternatives *	49,198	535
INNOVATE Corp *(A)	23,378	78
Insperity Inc	7,372	663
Insteel Industries Inc	4,987	185
ITT Inc	17,197	1,511
JetBlue Airways Corp *	130,485	1,993
John Bean Technologies Corp	1,362	154
KBR Inc	14,934	741
Kelly Services Inc, Cl A	24,776	526
Kirby Corp *	7,637	498
Knight-Swift Transportation Holdings Inc, Cl A	6,955	379
Korn Ferry	19,310	1,280
Landstar System Inc	5,377	830

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Legalzoom.com Inc *(A)	10,682	$167
Manitowoc Co Inc/The *	5,490	91
ManTech International Corp/VA, Cl A	9,347	779
Masonite International Corp *	11,327	1,068
Matson Inc	14,130	1,565
Matthews International Corp, Cl A	20,174	669
Miller Industries Inc/TN	3,049	94
MRC Global Inc *	33,040	334
MSC Industrial Direct Co Inc, Cl A	5,644	437
NN Inc *	143,788	372
Nordson Corp	3,130	709
Northwest Pipe Co *	5,672	162
Park Aerospace Corp	20,605	286
Quanex Building Products Corp	25,421	581
Radiant Logistics Inc *	27,127	187
Regal Rexnord Corp	16,910	2,712
Resources Connection Inc	22,583	375
Ritchie Bros Auctioneers Inc	11,894	623
Safe Bulkers Inc *	22,100	92
Shyft Group Inc/The	5,981	242
Snap-on Inc	3,662	770
SP Plus Corp *	16,644	497
SPX FLOW Inc	11,049	949
Standex International Corp	18,301	1,939
Sterling Construction Co Inc *	7,944	235
Sun Country Airlines Holdings Inc *	2,960	80
Tennant Co	5,691	448
Tetra Tech Inc	3,961	629
Textainer Group Holdings Ltd	9,390	333
Titan International Inc *	31,280	350
Titan Machinery Inc *	6,481	184
TriNet Group Inc *	5,833	509
Triton International Ltd	8,546	561
TrueBlue Inc *	23,381	636
UFP Industries Inc	12,200	1,046
UniFirst Corp/MA	3,580	649
Universal Logistics Holdings Inc	5,810	111
US Xpress Enterprises Inc, Cl A *	17,149	78
Vectrus Inc *	6,982	320
Veritiv Corp *	3,539	379
WESCO International Inc *	11,033	1,343
WillScot Mobile Mini Holdings Corp, Cl A *	21,035	747
Zurn Water Solutions Corp	12,680	412

		74,412
Information Technology — 12.9%
8x8 Inc *	29,715	385
A10 Networks Inc	52,705	751
Actua Corp *(B)	39,640	—
Alkami Technology Inc *	22,991	362
Allegro MicroSystems Inc *	6,750	194
Alliance Data Systems Corp	32,713	2,206

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alpha & Omega Semiconductor Ltd *	6,558	$353
Ambarella Inc *	3,246	454
Arlo Technologies Inc *	15,360	143
Asure Software Inc *	27,825	194
AudioCodes Ltd	26,300	745
Aviat Networks *	6,639	188
Axcelis Technologies Inc *	8,656	599
AXT Inc *	17,469	130
Belden Inc	13,904	783
Broadridge Financial Solutions Inc	4,974	727
BTRS Holdings Inc, Cl A *	15,810	96
Casa Systems Inc *	26,618	111
Cass Information Systems Inc	2,720	108
ChannelAdvisor Corp *	12,470	224
Ciena Corp *	8,982	615
Clearfield Inc *	7,544	484
CMC Materials Inc	1,298	241
Cognex Corp	6,523	441
Concentrix Corp	2,772	554
Consensus Cloud Solutions Inc *	3,822	213
CSG Systems International Inc	9,319	575
CTS Corp	7,999	303
Datto Holding Corp *(A)	11,901	279
Digi International Inc *	17,122	344
Diodes Inc *	4,601	412
eGain Corp *	13,287	157
EMCORE Corp *	17,370	67
ExlService Holdings Inc *	7,037	850
Extreme Networks Inc *	32,099	369
ForgeRock Inc, Cl A *(A)	16,425	243
Hackett Group Inc/The	32,746	678
Harmonic Inc *	97,481	908
I3 Verticals Inc, Cl A *	6,632	175
Ichor Holdings Ltd *	6,640	234
Impinj Inc *	5,336	367
International Money Express Inc *	57,102	917
Jack Henry & Associates Inc	5,207	921
Juniper Networks Inc	18,614	629
Kimball Electronics Inc *	4,589	79
KnowBe4 Inc, Cl A *	9,652	194
Kopin Corp *(A)	11,777	31
Kulicke & Soffa Industries Inc	18,069	944
Latch Inc *(A)	26,069	108
Limelight Networks Inc *	114,228	447
Littelfuse Inc	3,412	881
Lumentum Holdings Inc *	17,789	1,759
MACOM Technology Solutions Holdings Inc *	10,086	606
MaxLinear Inc, Cl A *	9,217	565
Mimecast Ltd *	8,667	689
Mitek Systems Inc *	8,237	122
Model N Inc *	7,887	194

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Momentive Global Inc *	41,738	$656
MoneyGram International Inc *	26,015	279
NVE Corp	7,156	409
ON24 *	5,130	80
Onto Innovation Inc *	5,781	498
PDF Solutions Inc *	13,925	381
Photronics Inc *	170,219	3,135
Ping Identity Holding Corp *	11,884	250
Power Integrations Inc	11,457	1,031
Pure Storage Inc, Cl A *	18,452	479
Rackspace Technology Inc *	108,711	1,210
Rambus Inc *	25,020	676
Rimini Street Inc *	50,519	229
Rogers Corp *	6,087	1,662
ScanSource Inc *	2,280	72
SecureWorks Corp, Cl A *	5,856	90
Silicon Laboratories Inc *	2,465	379
Silicon Motion Technology Corp ADR	20,952	1,520
SiTime Corp *	2,010	406
SMART Global Holdings Inc *	25,289	694
StarTek Inc *	29,888	131
Sumo Logic Inc *	12,250	147
Super Micro Computer Inc *	91,796	3,607
Switch Inc, Cl A	33,192	864
Synaptics Inc *	2,960	676
TTEC Holdings Inc	7,725	614
Universal Display Corp	5,098	790
Upland Software Inc *	10,681	201
Veeco Instruments Inc *	30,571	873
Verra Mobility Corp, Cl A *	33,371	561
Vertex Inc, Cl A *	8,731	122
Viant Technology, Cl A *	15,728	129
Viavi Solutions Inc *	96,124	1,576
Vishay Intertechnology Inc	50,800	975
Vishay Precision Group Inc *	19,170	602
Weave Communications Inc *	12,591	127
Zeta Global Holdings, Cl A *(A)	43,705	569
Zuora Inc, Cl A *	14,892	226

		53,274
Materials — 4.7%
Alamos Gold Inc, Cl A	45,476	335
American Vanguard Corp	7,140	108
Cabot Corp	21,536	1,576
Century Aluminum Co *	60,928	1,439
Commercial Metals Co	53,782	2,073
Forterra Inc *	26,300	620
Hawkins Inc	2,870	130
Huntsman Corp	18,503	748
Ingevity Corp *	10,330	705
Innospec Inc	6,711	641
Koppers Holdings Inc	3,804	109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kronos Worldwide Inc	26,463	$390
Livent Corp *	86,503	2,037
LSB Industries Inc *	32,929	570
MP Materials *(A)	11,048	504
O-I Glass Inc *	60,032	767
Olin Corp	8,182	421
Quaker Chemical Corp	3,542	657
Ranpak Holdings Corp, Cl A *	4,681	113
Reliance Steel & Aluminum Co	8,697	1,660
Ryerson Holding Corp	10,936	286
Sealed Air Corp	10,442	701
Silgan Holdings Inc	26,503	1,110
SunCoke Energy Inc	55,380	439
Tredegar Corp	8,710	100
Valvoline Inc	26,380	853
Warrior Met Coal Inc	17,158	540

		19,632
Real Estate — 3.1%
American Campus Communities Inc ‡	23,023	1,239
Americold Realty Trust ‡	19,625	524
Ashford Hospitality Trust Inc *‡	13,020	112
Corporate Office Properties Trust ‡	21,782	571
EastGroup Properties Inc ‡	2,953	563
eXp World Holdings Inc (A)	25,121	672
Fathom Holdings *	6,103	78
First Industrial Realty Trust Inc ‡	7,124	410
Forestar Group Inc *	18,790	344
Gladstone Land Corp ‡	15,172	454
Independence Realty Trust Inc ‡	17,990	455
Innovative Industrial Properties Inc, Cl A ‡	3,695	696
Kennedy-Wilson Holdings Inc	29,420	651
Lexington Realty Trust, Cl B ‡	46,998	727
National Storage Affiliates Trust ‡	8,297	483
Newmark Group Inc, Cl A	136,133	2,407
NexPoint Residential Trust Inc ‡	21,133	1,796
RE/MAX Holdings Inc, Cl A	2,750	82
Rexford Industrial Realty Inc ‡	6,350	445
Tejon Ranch Co *	6,240	106
Urstadt Biddle Properties Inc, Cl A ‡	4,580	86

		12,901
Utilities — 1.7%
Algonquin Power & Utilities Corp (A)	67,135	972
Artesian Resources Corp, Cl A	2,952	137
Black Hills Corp	13,154	921
IDACORP Inc	10,586	1,100
Portland General Electric Co	41,046	2,084
Pure Cycle Corp *	19,581	232
Spire Inc	9,565	642
UGI Corp	16,672	641

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Via Renewables Inc, Cl A (A)	17,348	$194

		6,923
Total Common Stock
(Cost $336,225) ($ Thousands)		402,184

	Number of Warrants
WARRANT — 0.0%
Latch Inc, Expires 06/07/2026
Strike Price $11.50 *	7,807	6

Total Warrant
(Cost $15) ($ Thousands)		6

	Number of Rights
RIGHTS — 0.0%
Media General Inc CVR *‡‡(B)	3,306	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 3.8%
SEI Liquidity Fund, L.P.
0.050% **†(C)	15,635,300	15,638

Total Affiliated Partnership
(Cost $15,636) ($ Thousands)		15,638

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	11,638,928	11,639

Total Cash Equivalent
(Cost $11,639) ($ Thousands)		11,639

Total Investments in Securities — 103.9%
(Cost $363,515) ($ Thousands)		$429,467

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2022 is as follow:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	4	Mar-2022	$397	$409	$12

Percentages are based on Net Assets of $413,531 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $15,281 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $15,638 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
SPX — Standard & Poor's 500 Index

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	402,184	–	–		402,184
Warrant	–	6	–		6
Rights	–	–	–	^	–
Affiliated Partnership	–	15,638	–		15,638
Cash Equivalent	11,639	–	–		11,639
Total Investments in Securities	413,823	15,644	–	^	429,467

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	12	–	–	12
Total Other Financial Instruments	12	–	–	12

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^Securities market value less than $500.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small Cap II Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$31,950	$86,892	$(103,201)	$3	$(6)	$15,638	15,635,300	$77	$—
SEI Daily Income Trust, Government Fund, Cl F	9,606	155,367	(153,334)	—	—	11,639	11,638,928	1	—
Totals	$41,556	$242,259	$(256,535)	$3	$(6)	$27,277		$78	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 4.8%
AMC Networks Inc, Cl A *	27,200	$1,128
Audacy Inc, Cl A *	173,700	538
Cable One Inc	2,025	2,902
Cargurus Inc, Cl A *	28,987	1,404
Cars.com Inc *	129,030	2,088
Cogent Communications Holdings Inc	47,940	3,039
Gogo Inc *(A)	62,727	893
Gray Television Inc	59,700	1,399
John Wiley & Sons Inc, Cl A	86,718	4,363
Lumen Technologies Inc (A)	112,300	1,163
Nexstar Media Group Inc, Cl A	84,211	15,583
Paramount Global, Cl B	20,700	634
Sinclair Broadcast Group Inc, Cl A	36,688	1,101
TEGNA Inc	72,400	1,659
Yelp Inc, Cl A *	25,940	879
Ziff Davis Inc *	97,039	9,762
ZipRecruiter Inc, Cl A *	47,902	957

		49,492
Consumer Discretionary — 12.1%
2U Inc *(A)	47,401	498
Aaron's Co Inc/The	133,507	2,802
Abercrombie & Fitch Co, Cl A *	21,700	826
Advance Auto Parts Inc	16,134	3,299
American Axle & Manufacturing Holdings Inc *	90,600	839
American Eagle Outfitters Inc (A)	80,899	1,705
Arko Corp	111,310	929
Asbury Automotive Group Inc *	6,126	1,189
Big Lots Inc (A)	32,600	1,133
Boot Barn Holdings Inc *	23,760	2,068
BorgWarner Inc	34,400	1,411
Brunswick Corp/DE	43,715	4,176
Canada Goose Holdings Inc *(A)	20,822	543
Carter's Inc	5,608	542
Churchill Downs Inc	20,334	4,898
Dick's Sporting Goods Inc (A)	22,466	2,359
Domino's Pizza Inc	7,204	3,114
Ethan Allen Interiors Inc	29,100	758
Everi Holdings Inc *	40,264	942
Farfetch Ltd, Cl A *	39,423	751
Foot Locker Inc	37,100	1,173
Fox Factory Holding Corp *	3,286	388
Frontdoor Inc *	67,630	2,032
Funko Inc, Cl A *	60,771	1,061
Gentherm Inc *	19,225	1,631
Golden Entertainment Inc *	23,495	1,338
Goodyear Tire & Rubber Co/The *	71,642	1,110
Grand Canyon Education Inc *	16,229	1,409
Group 1 Automotive Inc	8,900	1,619
Hanesbrands Inc	114,636	1,771

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harley-Davidson Inc	42,300	$1,747
Haverty Furniture Cos Inc (A)	38,200	1,085
Helen of Troy Ltd *	10,190	2,096
KB Home	85,292	3,293
Kohl's Corp	18,000	1,001
Lear Corp	5,400	850
Lithia Motors Inc, Cl A	17,257	5,881
MarineMax Inc *	22,300	1,020
MDC Holdings Inc	20,400	904
Monro Inc	57,048	2,663
ODP Corp/The *	35,698	1,571
Oxford Industries Inc	11,379	1,006
Papa John's International Inc	10,961	1,171
Patrick Industries Inc	13,554	967
Perdoceo Education Corp *	45,800	479
Polaris Inc (A)	4,697	571
Pool Corp	7,004	3,212
PulteGroup Inc	35,200	1,748
Qurate Retail Inc *	68,700	379
Red Rock Resorts Inc, Cl A	24,002	1,207
Rent-A-Center Inc/TX, Cl A	17,000	483
Sally Beauty Holdings Inc *	138,237	2,389
Shoe Carnival Inc	25,952	757
Shutterstock Inc	44,080	3,991
Skechers USA Inc, Cl A *	62,440	2,871
Sonic Automotive Inc, Cl A	20,900	1,123
Sonos Inc *	28,309	775
Sportradar Holding, Cl A *(A)	36,713	538
Standard Motor Products Inc	23,722	1,037
Stride Inc *	36,215	1,216
Taylor Morrison Home Corp, Cl A *	33,395	985
Toll Brothers Inc	39,300	2,132
TopBuild Corp *	6,422	1,379
Tractor Supply Co	7,747	1,579
Under Armour Inc, Cl C *(A)	49,307	771
Victoria's Secret & Co *	56,236	3,016
Vista Outdoor Inc *	30,343	1,106
Vroom Inc *(A)	85,401	519
Whirlpool Corp	14,400	2,898
Wingstop Inc	38,980	5,666
Winnebago Industries Inc	23,879	1,530
Wyndham Hotels & Resorts Inc	70,024	6,051

		123,977
Consumer Staples — 3.5%
Beauty Health Co/The *	87,272	1,691
Casey's General Stores Inc	15,373	2,891
Central Garden & Pet Co *	20,313	962
Energizer Holdings Inc	30,800	1,028
Hostess Brands Inc, Cl A *	176,370	3,799
Ingles Markets Inc, Cl A	23,000	1,891
Ingredion Inc	24,400	2,165

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inter Parfums Inc	10,126	$941
J M Smucker Co/The	19,900	2,682
MGP Ingredients Inc	15,106	1,203
Molson Coors Beverage Co, Cl B	44,100	2,301
Performance Food Group Co *	19,984	1,120
SpartanNash Co	42,000	1,182
Spectrum Brands Holdings Inc	54,861	5,090
Sprouts Farmers Market Inc *	76,700	2,184
United Natural Foods Inc *	67,957	2,734
Universal Corp/VA	18,300	990
Weis Markets Inc	16,300	1,005

		35,859
Energy — 4.1%
Cactus Inc, Cl A	55,695	2,822
Chesapeake Energy Corp (A)	17,318	1,338
CNX Resources Corp *	72,000	1,177
Coterra Energy Inc, Cl A	149,087	3,478
Diamondback Energy Inc	29,277	4,043
DT Midstream Inc	49,573	2,632
Earthstone Energy Inc, Cl A *	78,338	1,018
HollyFrontier Corp *	62,400	1,900
Magnolia Oil & Gas Corp, Cl A	219,666	4,910
Marathon Oil Corp	79,900	1,803
Matador Resources Co	25,996	1,289
Northern Oil and Gas Inc	111,445	2,795
Oasis Petroleum Inc	30,498	4,041
Oceaneering International Inc *	76,401	1,119
PBF Energy Inc, Cl A *	58,000	964
Rattler Midstream LP (B)	108,226	1,495
SM Energy Co	30,195	1,072
Viper Energy Partners LP (B)	110,382	3,246
Whiting Petroleum Corp	16,447	1,215
World Fuel Services Corp	26,900	762

		43,119
Financials — 16.2%
AG Mortgage Investment Trust Inc	20,500	185
Ally Financial Inc	40,300	2,011
American Equity Investment Life Holding Co	22,700	856
American Financial Group Inc/OH	10,900	1,476
Annaly Capital Management Inc ‡	82,200	572
Ares Capital Corp	35,700	780
Associated Banc-Corp	129,185	3,151
Atlantic Union Bankshares Corp	25,825	1,049
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	473
Bank OZK	100,256	4,714
Banner Corp	18,360	1,131
BGC Partners Inc, Cl A	594,780	2,724
Capitol Federal Financial Inc	96,794	1,057
Cathay General Bancorp	25,871	1,217
Central Pacific Financial Corp	36,278	1,059

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chimera Investment Corp ‡	61,200	$745
Citizens Financial Group Inc	40,500	2,123
CNA Financial Corp	29,500	1,348
CNO Financial Group Inc	120,886	2,922
Cohen & Steers Inc	39,922	3,244
Columbia Banking System Inc	101,181	3,706
Cowen Inc, Cl A	30,173	895
Customers Bancorp Inc *	50,105	3,084
Donnelley Financial Solutions Inc *	19,300	620
Enterprise Financial Services Corp	23,638	1,169
Equitable Holdings Inc	30,200	986
Essent Group Ltd	17,600	778
Evercore Inc, Cl A	12,758	1,620
Everest Re Group Ltd	3,500	1,044
FactSet Research Systems Inc	7,044	2,861
Federal Agricultural Mortgage Corp, Cl C	5,750	711
Fifth Third Bancorp	23,500	1,124
First American Financial Corp	31,700	2,125
First Financial Bankshares Inc	95,906	4,596
First Horizon Corp	109,100	2,562
First Merchants Corp	93,651	4,096
FirstMark Horizon Acquisition Corp, Cl A *	22,835	227
Flushing Financial Corp	39,300	923
FNB Corp/PA	81,000	1,088
FS KKR Capital Corp	35,800	777
Fulton Financial Corp	114,825	2,069
Globe Life Inc	25,332	2,558
Hamilton Lane Inc, Cl A	79,083	6,176
Hancock Whitney Corp	40,905	2,278
Hanmi Financial Corp	62,800	1,640
Home BancShares Inc/AR	160,056	3,747
HomeStreet Inc	14,144	728
Hope Bancorp Inc	61,078	1,036
Houlihan Lokey Inc, Cl A	12,109	1,245
KeyCorp	78,400	1,965
Lincoln National Corp	14,100	951
LPL Financial Holdings Inc	7,537	1,364
MarketAxess Holdings Inc	4,049	1,544
MFA Financial Inc ‡	185,800	754
MGIC Investment Corp	81,200	1,233
Morningstar Inc	10,779	3,025
Navient Corp	92,300	1,625
New Residential Investment Corp ‡	85,300	885
Oaktree Specialty Lending Corp	218,200	1,626
OceanFirst Financial Corp	51,143	1,145
OFG Bancorp	42,300	1,192
Pacific Premier Bancorp Inc	64,956	2,514
PacWest Bancorp	206,460	10,203
Piper Sandler Cos	8,611	1,275
Popular Inc	24,900	2,287
Preferred Bank/Los Angeles CA	10,200	800
Prosperity Bancshares Inc	43,674	3,252

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Provident Financial Services Inc	47,787	$1,134
Radian Group Inc	40,700	973
Regions Financial Corp	63,600	1,538
Reinsurance Group of America Inc, Cl A	6,400	710
RLI Corp	10,345	1,050
Selective Insurance Group Inc	13,201	1,098
Silvergate Capital Corp, Cl A *	9,933	1,272
Starwood Property Trust Inc ‡	200,879	4,789
StepStone Group Inc, Cl A	30,334	1,047
Stewart Information Services Corp	20,147	1,368
Stifel Financial Corp	70,700	5,196
Synovus Financial Corp	19,300	1,016
Towne Bank/Portsmouth VA	33,035	1,030
Umpqua Holdings Corp	70,500	1,505
United Community Banks Inc/GA	149,579	5,783
Universal Insurance Holdings Inc	27,000	312
Unum Group	39,000	1,089
Veritex Holdings Inc	34,563	1,404
Victory Capital Holdings Inc, Cl A	22,000	730
Voya Financial Inc (A)	20,900	1,408
Washington Federal Inc	30,647	1,090
WisdomTree Investments Inc (A)	134,050	755
Zions Bancorp NA	37,000	2,623

		165,866
Health Care — 11.2%
ABIOMED Inc *	1,549	481
Acadia Healthcare Co Inc *	32,869	1,864
Agios Pharmaceuticals Inc *	15,158	472
Alector Inc *	47,424	751
AMN Healthcare Services Inc *	30,912	3,281
Amphastar Pharmaceuticals Inc *	47,141	1,306
Arvinas Inc *	6,688	433
Avanos Medical Inc *	15,025	532
Axogen Inc *	45,808	428
C4 Therapeutics Inc *	16,335	366
Cano Health Inc *(A)	84,572	412
CareDx Inc *	47,546	1,825
Catalyst Pharmaceuticals Inc *	248,700	1,940
Certara Inc *	19,574	496
Chemed Corp	7,787	3,724
Community Health Systems Inc *	79,649	837
Cooper Cos Inc/The	1,088	445
Cross Country Healthcare Inc *	45,056	1,006
DaVita Inc *	23,500	2,650
Dynavax Technologies Corp, Cl A *(A)	84,705	1,038
Encompass Health Corp	49,815	3,289
Ensign Group Inc/The	99,415	8,355
Exact Sciences Corp *	5,390	421
Halozyme Therapeutics Inc *	39,706	1,408
HealthEquity Inc *	19,328	1,038
Henry Schein Inc *	14,598	1,261

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heron Therapeutics Inc *(A)	62,156	$441
Hologic Inc *	15,595	1,110
Innoviva Inc *	89,300	1,715
Inotiv Inc *	27,875	737
Inspire Medical Systems Inc *	10,615	2,591
Integer Holdings Corp *	11,088	930
Intercept Pharmaceuticals Inc *(A)	58,924	840
Ironwood Pharmaceuticals Inc, Cl A *	97,700	1,051
iTeos Therapeutics Inc *	24,235	876
Jazz Pharmaceuticals PLC *	13,000	1,786
Kiniksa Pharmaceuticals Ltd, Cl A *	77,773	796
Lannett Co Inc *	35,947	30
Lantheus Holdings Inc *	47,692	2,281
LeMaitre Vascular Inc	73,258	3,478
LivaNova PLC *	12,528	987
Masimo Corp *	3,413	537
MEDNAX Inc *	24,542	576
Merit Medical Systems Inc *	43,452	2,826
Mesa Laboratories Inc	4,027	1,028
Nevro Corp *	7,995	573
NextGen Healthcare Inc *	67,877	1,326
Omnicell Inc *	39,356	5,088
Option Care Health Inc *	48,519	1,247
Prestige Consumer Healthcare Inc *	22,368	1,332
Privia Health Group Inc *	25,163	648
Progyny Inc *	51,442	2,025
Quest Diagnostics Inc	33,101	4,345
Quidel Corp *	14,069	1,488
REGENXBIO Inc *	31,209	818
Relay Therapeutics Inc *	16,943	409
Repligen Corp *	20,150	3,964
Select Medical Holdings Corp	34,800	806
Sotera Health Co *	39,937	873
SpringWorks Therapeutics Inc *	8,518	482
STERIS PLC	29,873	7,170
Supernus Pharmaceuticals Inc *	33,912	1,084
Syneos Health Inc, Cl A *	71,866	5,692
Talis Biomedical Corp *(A)	19,294	40
Travere Therapeutics Inc *	40,035	1,091
United Therapeutics Corp *	18,640	3,098
Universal Health Services Inc, Cl B	13,600	1,957
US Physical Therapy Inc	24,999	2,299
Vanda Pharmaceuticals Inc *	47,400	538
Veracyte Inc *	23,995	667
Vir Biotechnology Inc *	19,970	503

		114,238
Industrials — 18.2%
ABM Industries Inc	94,221	4,224
Acuity Brands Inc	9,400	1,714
ACV Auctions Inc, Cl A *	91,568	1,208
AGCO Corp	20,900	2,511

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Air Lease Corp, Cl A	63,063	$2,633
Alight Inc *	89,552	935
Allison Transmission Holdings Inc, Cl A	132,892	5,308
Apogee Enterprises Inc	31,100	1,402
Applied Industrial Technologies Inc	11,101	1,122
ArcBest Corp	25,905	2,401
Atkore Inc *	35,867	3,648
Atlas Air Worldwide Holdings Inc *	24,315	1,905
Beacon Roofing Supply Inc *	21,958	1,311
BlueLinx Holdings Inc *	15,239	1,362
Boise Cascade Co	14,660	1,172
BWX Technologies Inc	111,108	5,935
Carlisle Cos Inc	18,115	4,300
CH Robinson Worldwide Inc	20,347	1,967
Chart Industries Inc *	10,060	1,453
Cimpress PLC *	9,358	590
Clean Harbors Inc *	12,478	1,191
Colfax Corp *	141,529	5,691
CoreCivic Inc *‡	62,100	566
Crane Co	14,800	1,496
Deluxe Corp	26,200	815
EMCOR Group Inc	9,524	1,100
Ennis Inc	45,100	847
Exponent Inc	47,180	4,471
Federal Signal Corp	25,110	907
Forward Air Corp	12,435	1,283
GATX Corp	11,347	1,210
Genco Shipping & Trading Ltd	53,000	1,022
Generac Holdings Inc *	11,284	3,560
GFL Environmental Inc	82,672	2,418
GMS Inc *	19,072	1,035
GXO Logistics Inc *	39,945	3,353
Heartland Express Inc	17,525	252
Heidrick & Struggles International Inc	23,386	1,000
Helios Technologies Inc	34,868	2,734
Herc Holdings Inc	29,079	4,627
Hillenbrand Inc	45,643	2,178
Hub Group Inc, Cl A *	13,992	1,181
Huntington Ingalls Industries Inc	20,234	4,136
Insperity Inc	26,871	2,417
Interface Inc, Cl A	129,875	1,695
JetBlue Airways Corp *	61,600	941
John Bean Technologies Corp	23,944	2,714
Kaman Corp	44,588	1,936
KAR Auction Services Inc *	225,963	4,171
Kforce Inc	14,817	1,114
Kirby Corp *	23,207	1,512
Korn Ferry	14,240	943
Landstar System Inc	19,585	3,024
ManpowerGroup Inc	14,300	1,520
ManTech International Corp/VA, Cl A	34,048	2,839
Matson Inc	28,069	3,109

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MDU Resources Group Inc	58,000	$1,553
Meritor Inc *	62,300	2,218
Middleby Corp/The *	7,554	1,342
MSC Industrial Direct Co Inc, Cl A	20,573	1,594
Nordson Corp	11,401	2,582
NOW Inc *	119,921	1,120
NV5 Global Inc *	22,780	2,443
Oshkosh Corp	8,300	922
Owens Corning	18,500	1,724
Planet Labs PBC *(A)	114,616	646
Quad/Graphics Inc, Cl A *(A)	86,600	475
Ritchie Bros Auctioneers Inc	37,372	1,957
Ryder System Inc	15,400	1,214
Sensata Technologies Holding PLC *	44,996	2,606
Simpson Manufacturing Co Inc	9,072	1,075
SkyWest Inc *	13,600	382
Snap-on Inc	20,741	4,359
Standex International Corp	39,693	4,205
Sterling Check Corp *(A)	24,396	514
Tennant Co	18,573	1,463
Tetra Tech Inc	14,439	2,292
Timken Co/The	12,700	833
Titan Machinery Inc *	38,396	1,088
Trex Co Inc *	16,787	1,542
TriNet Group Inc *	18,357	1,603
Triton International Ltd	42,600	2,798
UFP Industries Inc	56,409	4,837
UniFirst Corp/MA	13,040	2,363
Vectrus Inc *	12,800	587
WillScot Mobile Mini Holdings Corp, Cl A *	158,133	5,618
Woodward Inc	4,818	600
XPO Logistics Inc *	46,409	3,373
Zurn Water Solutions Corp	54,215	1,763

		185,800
Information Technology — 13.1%
8x8 Inc *	89,914	1,165
ACI Worldwide Inc *	144,370	4,839
Alarm.com Holdings Inc *	4,959	326
Alpha & Omega Semiconductor Ltd *	21,563	1,159
Altair Engineering Inc, Cl A *	9,359	622
Amdocs Ltd	22,600	1,779
Amkor Technology Inc	104,400	2,367
Anaplan Inc *	12,752	604
Arrow Electronics Inc *	18,900	2,304
AudioCodes Ltd	97,463	2,762
Avalara Inc *	13,364	1,389
Azenta Inc	35,748	3,129
Belden Inc	27,705	1,561
Box Inc, Cl A *	43,059	1,103
Broadridge Financial Solutions Inc	18,117	2,649
ChannelAdvisor Corp *	15,261	274

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cirrus Logic Inc *	10,700	$929
CMC Materials Inc	4,732	878
Cognex Corp	23,761	1,605
Cognyte Software Ltd *	122,436	1,366
Consensus Cloud Solutions Inc *	8,470	471
CSG Systems International Inc	18,241	1,126
CTS Corp	31,605	1,199
Diodes Inc *	11,979	1,073
Ebix Inc (A)	21,500	635
Euronet Worldwide Inc *	30,845	3,955
Evo Payments Inc, Cl A *	21,184	511
ExlService Holdings Inc *	11,418	1,379
Extreme Networks Inc *	100,885	1,159
GLOBALFOUNDRIES Inc *(A)	27,224	1,655
I3 Verticals Inc, Cl A *	38,900	1,027
Jabil Inc	42,700	2,468
Jack Henry & Associates Inc	18,968	3,354
Juniper Networks Inc	34,500	1,166
KnowBe4 Inc, Cl A *	29,043	585
Kulicke & Soffa Industries Inc	85,936	4,489
Littelfuse Inc	25,164	6,498
Mandiant Inc *	24,544	486
Mimecast Ltd *	16,686	1,327
Momentive Global Inc *	64,507	1,014
Monday.com Ltd *	1,769	281
N-able Inc *	77,876	901
NCR Corp *	21,400	867
New Relic Inc *	14,348	950
Nova Ltd *	32,530	3,409
Novanta Inc *	18,138	2,478
ON Semiconductor Corp *	33,189	2,078
PAR Technology Corp *(A)	19,544	820
Perficient Inc *	10,412	1,061
Ping Identity Holding Corp *	19,831	417
Power Integrations Inc	41,733	3,756
Repay Holdings Corp, Cl A *	61,413	1,061
Sanmina Corp *	25,300	1,006
Seagate Technology Holdings PLC	27,000	2,785
Silicon Motion Technology Corp ADR	73,196	5,310
SMART Global Holdings Inc *	43,820	1,203
Smartsheet Inc, Cl A *	12,611	671
SolarWinds Corp *	31,427	426
Sprout Social Inc, Cl A *	28,859	1,879
SPS Commerce Inc *	26,617	3,456
Sumo Logic Inc *	47,833	576
Super Micro Computer Inc *	27,009	1,061
Switch Inc, Cl A	120,903	3,146
TaskUS Inc, Cl A *	24,590	706
TD SYNNEX Corp	10,700	1,090
Teledyne Technologies Inc *	5,612	2,410
Tenable Holdings Inc *	8,857	490
Trimble Inc *	16,719	1,166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TTEC Holdings Inc	38,432	$3,055
TTM Technologies Inc *	68,500	861
Ultra Clean Holdings Inc *	37,763	1,730
Universal Display Corp	18,568	2,876
Verint Systems Inc *	79,951	4,016
Verra Mobility Corp, Cl A *	70,935	1,192
Viavi Solutions Inc *	146,480	2,402
Vishay Intertechnology Inc	87,476	1,679
Western Union Co/The	32,400	589
Xerox Holdings Corp	43,900	865
Zendesk Inc *	15,302	1,785

		134,897
Materials — 6.0%
AdvanSix Inc	24,561	984
Ashland Global Holdings Inc	42,980	3,966
Axalta Coating Systems Ltd *	152,977	4,137
Berry Global Group Inc *	31,500	1,910
Cabot Corp	34,300	2,509
Celanese Corp, Cl A	16,000	2,228
Chemours Co/The	29,500	814
Commercial Metals Co	30,214	1,165
Eastman Chemical Co	7,500	889
FMC Corp	59,199	6,941
Graphic Packaging Holding Co	37,323	768
Huntsman Corp	48,000	1,941
Materion Corp	13,700	1,145
Mosaic Co/The	51,060	2,677
O-I Glass Inc *	89,400	1,143
Quaker Chemical Corp	12,901	2,395
Ranpak Holdings Corp, Cl A *	59,355	1,436
Reliance Steel & Aluminum Co	32,793	6,259
Schweitzer-Mauduit International Inc	22,500	702
Silgan Holdings Inc	180,921	7,577
Steel Dynamics Inc	13,000	918
Summit Materials Inc, Cl A *	57,783	1,804
TimkenSteel Corp *	63,600	1,147
Trinseo PLC	29,242	1,519
Tronox Holdings PLC	77,781	1,579
Valvoline Inc	22,900	740
Westrock Co	49,900	2,259

		61,552
Real Estate — 6.6%
Americold Realty Trust ‡	71,485	1,910
Apple Hospitality REIT Inc ‡	210,355	3,721
Brandywine Realty Trust ‡	80,600	1,074
Brixmor Property Group Inc ‡	69,700	1,751
Centerspace ‡	11,044	1,038
City Office REIT Inc ‡	72,700	1,252
CTO Realty Growth Inc ‡	12,210	765
Cushman & Wakefield PLC *	115,284	2,527
EastGroup Properties Inc ‡	6,033	1,151

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
eXp World Holdings Inc (A)	91,504	$2,447
Four Corners Property Trust Inc ‡	37,155	980
Franklin Street Properties Corp ‡	150,900	872
Gaming and Leisure Properties Inc ‡	146,097	6,634
Howard Hughes Corp/The *	29,797	2,848
Independence Realty Trust Inc ‡	46,416	1,173
Industrial Logistics Properties Trust ‡	35,900	803
Innovative Industrial Properties Inc, Cl A ‡	13,461	2,537
Iron Mountain Inc ‡	28,700	1,412
Kennedy-Wilson Holdings Inc	107,229	2,374
Kite Realty Group Trust ‡	118,608	2,601
Medical Properties Trust Inc ‡	324,535	6,601
National Storage Affiliates Trust ‡	16,892	984
Newmark Group Inc, Cl A	269,449	4,764
NexPoint Residential Trust Inc ‡	47,613	4,046
Office Properties Income Trust ‡	45,400	1,137
Omega Healthcare Investors Inc ‡	29,900	842
Pebblebrook Hotel Trust ‡	49,721	1,119
Phillips Edison & Co Inc ‡	9,992	323
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	942
RE/MAX Holdings Inc, Cl A	21,552	639
Retail Value Inc *‡	6,428	20
RPT Realty ‡	65,300	846
Sabra Health Care Inc ‡	81,500	1,095
Service Properties Trust ‡	48,500	419
SITE Centers Corp ‡	69,418	1,080
Tanger Factory Outlet Centers Inc ‡(A)	132,444	2,209
Uniti Group Inc ‡	71,260	924

		67,860
Utilities — 1.7%
Algonquin Power & Utilities Corp (A)	244,538	3,541
Chesapeake Utilities Corp	8,810	1,171
National Fuel Gas Co	20,600	1,282
NRG Energy Inc	59,700	2,259
Otter Tail Corp	21,421	1,325
PNM Resources Inc	23,100	1,044
Portland General Electric Co	17,773	902
UGI Corp	95,129	3,657
Vistra Corp	104,200	2,378

		17,559
Total Common Stock
(Cost $794,253) ($ Thousands)		1,000,219

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P.
0.050% **†(C)	24,542,306	$24,538

Total Affiliated Partnership
(Cost $24,543) ($ Thousands)		24,538

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	32,681,245	32,681

Total Cash Equivalent
(Cost $32,681) ($ Thousands)		32,681

Total Investments in Securities — 103.1%
(Cost $851,477) ($ Thousands)		$1,057,438

Percentages are based on Net Assets of $1,026,096 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $23,986 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 28, 2022, such securities amounted to $4,741 ($ Thousands), or 0.5% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $24,538 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,000,219	–	–	1,000,219
Affiliated Partnership	–	24,538	–	24,538
Cash Equivalent	32,681	–	–	32,681
Total Investments in Securities	1,032,900	24,538	–	1,057,438

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Small/Mid Cap Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$65,133	$170,618	$(211,207)	$8	$(14)	$24,538	24,542,306	$68	$—
SEI Daily Income Trust, Government Fund, Cl F	30,279	324,179	(321,778)	1	—	32,681	32,681,245	3	—
Totals	$95,412	$494,797	$(532,985)	$9	$(14)	$57,219		$71	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 9.6%
Alphabet Inc, Cl A *	6,435	$17,382
Alphabet Inc, Cl C *	9,086	24,512
Altice USA Inc, Cl A *	88,585	1,024
AT&T Inc	386,272	9,151
Cars.com Inc *	46,987	760
Clear Channel Outdoor Holdings Inc, Cl A *	83,642	313
Comcast Corp, Cl A	114,414	5,350
Interpublic Group of Cos Inc/The	62,715	2,308
John Wiley & Sons Inc, Cl A	1,114	56
Meta Platforms Inc, Cl A *	39,717	8,381
News Corp, Cl A	43,215	965
Omnicom Group Inc	62,439	5,238
Playtika Holding Corp *	16,361	337
Scholastic Corp	11,126	468
Sirius XM Holdings Inc	26,583	164
Verizon Communications Inc	208,104	11,169
Walt Disney Co/The *	639	95
WideOpenWest Inc *	15,427	262
Ziff Davis Inc *	30,210	3,039

		90,974
Consumer Discretionary — 10.3%
Aaron's Co Inc/The	20,916	439
Academy Sports & Outdoors Inc *	68,077	2,204
Amazon.com Inc *	4,659	14,309
AutoNation Inc *	4,604	528
AutoZone Inc *	3,113	5,801
Bath & Body Works Inc	121,469	6,483
Big 5 Sporting Goods Corp	13,989	232
Boyd Gaming Corp	18,113	1,285
Carriage Services Inc, Cl A	4,572	225
Cato Corp/The, Cl A	12,943	228
Crocs Inc *	6,475	542
Dick's Sporting Goods Inc	8,099	850
Domino's Pizza Inc	4,509	1,949
eBay Inc	74,471	4,065
Ethan Allen Interiors Inc	15,042	392
Foot Locker Inc	14,648	463
Ford Motor Co	68,912	1,210
Garmin Ltd	4,661	515
Genesco Inc *	9,886	634
Genuine Parts Co	4,520	552
Graham Holdings Co, Cl B	2,636	1,585
H&R Block Inc	132,819	3,295
Home Depot Inc/The	3,516	1,111
International Game Technology PLC	19,823	607
Lennar Corp, Cl A	60,090	5,401
Lennar Corp, Cl B	10,273	776
Lowe's Cos Inc	5,098	1,127
Lululemon Athletica Inc *	3,030	969
Macy's Inc	219,869	5,699

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mattel Inc *	59,249	$1,480
NIKE Inc, Cl B	4,591	627
O'Reilly Automotive Inc *	1,570	1,019
Oxford Industries Inc	4,521	400
Perdoceo Education Corp *	48,283	506
Pool Corp	1,198	549
PulteGroup Inc	54,314	2,697
Qurate Retail Inc	262,032	1,444
Sally Beauty Holdings Inc *	33,171	573
Shutterstock Inc	15,895	1,439
Signet Jewelers Ltd	24,413	1,721
Smith & Wesson Brands Inc	35,457	625
Starbucks Corp	7,596	697
Stride Inc *	12,327	414
Sturm Ruger & Co Inc	11,010	797
Target Corp	33,444	6,681
Taylor Morrison Home Corp, Cl A *	83,745	2,470
Tempur Sealy International Inc	3,197	106
Tesla Inc *	1,186	1,032
TJX Cos Inc/The	32,074	2,120
Toll Brothers Inc	17,864	969
Tractor Supply Co	3,540	721
Tri Pointe Homes Inc *	84,204	1,884
Vista Outdoor Inc *	45,116	1,644
Williams-Sonoma Inc	3,815	553
Winmark Corp	256	58
Yum! Brands Inc	7,195	882

		97,584
Consumer Staples — 9.2%
Albertsons Cos Inc, Cl A	105,137	3,065
Altria Group Inc	64,832	3,325
Andersons Inc/The	7,594	346
Archer-Daniels-Midland Co	13,703	1,075
Brown-Forman Corp, Cl A	1,350	82
Brown-Forman Corp, Cl B	5,741	374
Bunge Ltd	63,957	6,687
Casey's General Stores Inc	1,167	219
Church & Dwight Co Inc	6,850	670
Coca-Cola Co/The	33,893	2,109
Colgate-Palmolive Co	48,581	3,738
Costco Wholesale Corp	4,102	2,130
Estee Lauder Cos Inc/The, Cl A	5,647	1,673
Flowers Foods Inc	5,717	157
General Mills Inc	2,933	198
Herbalife Nutrition Ltd *	61,912	2,203
Hershey Co/The	7,178	1,452
Ingles Markets Inc, Cl A	10,720	881
Ingredion Inc	2,095	186
J M Smucker Co/The	33,412	4,502
Keurig Dr Pepper Inc	7,543	292
Kroger Co/The	244,950	11,464

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monster Beverage Corp *	10,542	$890
Nature's Sunshine Products Inc	7,437	130
PepsiCo Inc	29,761	4,873
Philip Morris International Inc	34,871	3,525
Procter & Gamble Co/The	98,387	15,338
SpartanNash Co	21,003	591
Tyson Foods Inc, Cl A	28,973	2,685
United Natural Foods Inc *	13,045	525
Village Super Market Inc, Cl A	5,775	132
Walgreens Boots Alliance Inc	94,996	4,378
Walmart Inc	57,108	7,719
WD-40 Co	415	88
Weis Markets Inc	1,976	122

		87,824
Energy — 2.0%
APA Corp	119,298	4,251
California Resources Corp	22,893	944
Chesapeake Energy Corp	9,512	735
Chevron Corp	8,601	1,238
ConocoPhillips	27,593	2,617
EOG Resources Inc	13,208	1,518
Exxon Mobil Corp	63,454	4,976
Marathon Oil Corp	30,617	691
Oasis Petroleum Inc	2,228	295
Whiting Petroleum Corp	21,545	1,591

		18,856
Financials — 12.9%
Aflac Inc	19,461	1,189
AGNC Investment Corp ‡	369,292	4,768
Ally Financial Inc	152,672	7,618
Amalgamated Financial Corp	8,564	147
American Financial Group Inc/OH	2,072	281
Ameriprise Financial Inc	753	226
Annaly Capital Management Inc ‡	55,869	389
Apollo Global Management Inc	40,574	2,648
Ares Management Corp, Cl A	10,105	819
Bank of America Corp	5,050	223
Berkshire Hathaway Inc, Cl B *	1,244	400
Blackstone Inc, Cl A	2,020	257
Brighthouse Financial Inc *	60,749	3,175
Brightsphere Investment Group Inc	38,073	909
Capital Bancorp Inc	5,428	135
Capital One Financial Corp	64,131	9,829
Carlyle Group Inc/The	48,152	2,257
Chimera Investment Corp ‡	164,109	1,997
Citigroup Inc	140,146	8,301
Civista Bancshares Inc	10,579	258
CNB Financial Corp/PA	10,346	271
Cohen & Steers Inc	2,437	198
Cowen Inc, Cl A	17,477	518
Credit Acceptance Corp *	625	344

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Customers Bancorp Inc *	20,547	$1,265
Discover Financial Services	5,499	679
Donegal Group Inc, Cl A	9,889	135
Donnelley Financial Solutions Inc *	29,237	938
FactSet Research Systems Inc	1,086	441
Fidelity National Financial Inc	7,849	374
Financial Institutions Inc	10,972	350
First American Financial Corp	31,877	2,137
First BanCorp/Puerto Rico	173,110	2,444
First Bank	10,498	153
First Republic Bank/CA	2,741	475
FS Bancorp Inc	5,024	161
Genworth Financial Inc, Cl A *	353,253	1,434
Greenlight Capital Re Ltd, Cl A *	18,058	130
Hanover Insurance Group Inc/The	1,192	166
Home Bancorp Inc	5,231	205
Houlihan Lokey Inc, Cl A	14,947	1,537
Independent Bank Corp/MI	14,771	352
JPMorgan Chase & Co	656	93
KKR & Co Inc	13,059	785
Luther Burbank Corp	11,625	150
Merchants Bancorp/IN	10,114	293
Metropolitan Bank Holding Corp *	2,910	298
MFA Financial Inc ‡	355,266	1,442
MidWestOne Financial Group Inc	9,770	295
Mr Cooper Group Inc *	17,019	865
Navient Corp	124,406	2,191
New Residential Investment Corp ‡	269,937	2,802
New York Community Bancorp Inc	298,087	3,440
OFG Bancorp	34,620	976
Popular Inc	60,974	5,600
Preferred Bank/Los Angeles CA	3,927	308
Prudential Financial Inc	44,506	4,970
QCR Holdings Inc	10,390	580
Raymond James Financial Inc	27,321	2,996
RBB Bancorp	9,848	237
Redwood Trust Inc ‡	74,163	771
RenaissanceRe Holdings Ltd	11,399	1,719
S&P Global Inc	4,297	1,614
Sculptor Capital Management Inc, Cl A (A)	14,687	188
Signature Bank/New York NY	5,516	1,902
SiriusPoint Ltd *	53,500	395
SLM Corp	265,229	5,225
South Plains Financial Inc	7,130	197
Southern Missouri Bancorp Inc	5,350	287
State Street Corp	47,804	4,079
Stewart Information Services Corp	8,511	578
Stifel Financial Corp	6,797	500
Summit Financial Group Inc	7,948	217
Synchrony Financial	184,593	7,897
T Rowe Price Group Inc	4,823	697
Travelers Cos Inc/The	4,395	755

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
W R Berkley Corp	24,584	$2,220
Washington Federal Inc	44,816	1,595
Wells Fargo & Co	52,841	2,820

		122,510
Health Care — 15.8%
Abbott Laboratories	3,302	398
AbbVie Inc	33,987	5,022
Agilent Technologies Inc	1,395	182
Allscripts Healthcare Solutions Inc *	35,794	697
AmerisourceBergen Corp, Cl A	51,600	7,355
Amgen Inc	11,475	2,599
AMN Healthcare Services Inc *	11,905	1,264
Avantor Inc *	46,859	1,626
Avid Bioservices Inc *	12,800	262
Baxter International Inc	3,171	269
Bio-Rad Laboratories Inc, Cl A *	1,667	1,043
Bristol-Myers Squibb Co	60,800	4,175
Bruker Corp	8,057	567
Cardinal Health Inc	142,461	7,694
Catalent Inc *	6,412	654
Community Health Systems Inc *	80,718	848
CorVel Corp *	2,004	319
Cross Country Healthcare Inc *	10,567	236
CVS Health Corp	112,217	11,631
Danaher Corp	27,329	7,499
DaVita Inc *	26,362	2,973
Edwards Lifesciences Corp *	962	108
Eli Lilly & Co	2,886	721
Endo International PLC *	147,175	458
Fulgent Genetics Inc *	14,617	911
Gilead Sciences Inc	76,890	4,644
HCA Healthcare Inc	6,939	1,737
Henry Schein Inc *	4,268	369
Hologic Inc *	82,925	5,902
IDEXX Laboratories Inc *	2,405	1,280
IQVIA Holdings Inc *	1,924	443
Johnson & Johnson	40,903	6,732
Laboratory Corp of America Holdings *	18,824	5,106
McKesson Corp	49,360	13,572
Medpace Holdings Inc *	2,998	459
Medtronic PLC	20,818	2,186
Merck & Co Inc	9,118	698
Merit Medical Systems Inc *	5,963	388
Mettler-Toledo International Inc *	691	973
Moderna Inc *	1,434	220
Option Care Health Inc *	10,104	260
Organon & Co	140,626	5,250
Pfizer Inc	232,633	10,920
Prestige Consumer Healthcare Inc *	2,766	165
Quest Diagnostics Inc	39,218	5,148
Regeneron Pharmaceuticals Inc *	3,100	1,917

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ResMed Inc	385	$95
Senseonics Holdings Inc *	127,189	229
STAAR Surgical Co *	5,130	407
Tenet Healthcare Corp *	29,537	2,540
Thermo Fisher Scientific Inc	10,613	5,773
United Therapeutics Corp *	31,830	5,290
UnitedHealth Group Inc	8,313	3,956
Veeva Systems Inc, Cl A *	2,677	613
Vertex Pharmaceuticals Inc *	6,925	1,593
Viatris Inc, Cl W *	113,125	1,246
Waters Corp *	1,961	621
Zoetis Inc, Cl A	2,693	521

		150,764
Industrials — 6.5%
3M Co	5,077	755
A O Smith Corp	4,028	276
ACCO Brands Corp	65,212	561
AMERCO	1,163	672
Argan Inc	10,080	392
Atlas Air Worldwide Holdings Inc *	19,617	1,537
Builders FirstSource Inc *	12,182	907
CACI International Inc, Cl A *	7,017	1,963
Caesarstone Ltd	14,105	169
Carlisle Cos Inc	12,496	2,967
CH Robinson Worldwide Inc	4,005	387
Cintas Corp	2,104	790
Costamare Inc	34,620	467
Crane Co	6,347	642
Deere & Co	8,570	3,085
Donaldson Co Inc	4,004	217
Dover Corp	4,114	645
Eagle Bulk Shipping Inc	6,091	321
Emerson Electric Co	3,302	307
Encore Wire Corp	13,802	1,607
Expeditors International of Washington Inc	52,290	5,405
Fastenal Co	5,517	284
FTI Consulting Inc *	470	69
Genco Shipping & Trading Ltd	21,080	406
GEO Group Inc/The	80,953	482
Graco Inc	5,055	364
GrafTech International Ltd	27,758	280
Honeywell International Inc	3,235	614
IDEX Corp	2,336	448
Illinois Tool Works Inc	4,044	875
Johnson Controls International plc	19,997	1,299
Kadant Inc	914	180
Kforce Inc	2,164	163
Korn Ferry	15,571	1,032
L3Harris Technologies Inc	3,381	853
Landstar System Inc	1,203	186
Lennox International Inc	1,018	272

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lockheed Martin Corp	2,324	$1,008
ManpowerGroup Inc	15,283	1,624
Masco Corp	64,438	3,611
MSC Industrial Direct Co Inc, Cl A	1,327	103
Mueller Industries Inc	16,740	955
Nielsen Holdings PLC	245,711	4,280
Nordson Corp	1,814	411
Northrop Grumman Corp	3,465	1,532
Pentair PLC	5,133	297
Preformed Line Products Co	2,111	118
Robert Half International Inc	37,678	4,532
Rollins Inc	6,919	226
Ryder System Inc	35,783	2,821
Safe Bulkers Inc *	39,276	164
Schneider National Inc, Cl B	12,439	325
Science Applications International Corp	6,936	608
Simpson Manufacturing Co Inc	1,174	139
Snap-on Inc	1,713	360
Toro Co/The	3,348	314
TransUnion	946	86
TrueBlue Inc *	767	21
Tutor Perini Corp *	28,884	283
United Parcel Service Inc, Cl B	14,469	3,045
Waste Management Inc	5,404	780
Watts Water Technologies Inc, Cl A	796	115
WillScot Mobile Mini Holdings Corp, Cl A *	62,915	2,235

		61,872
Information Technology — 28.6%
Accenture PLC, Cl A	12,927	4,085
Advanced Micro Devices Inc *	13,874	1,711
Alpha & Omega Semiconductor Ltd *	14,499	780
Amdocs Ltd	38,786	3,052
Amkor Technology Inc	70,131	1,590
Amphenol Corp, Cl A	9,722	739
Apple Inc	296,121	48,896
Arista Networks Inc *	20,047	2,460
Arrow Electronics Inc *	58,190	7,092
Atlassian Corp PLC, Cl A *	2,908	889
Automatic Data Processing Inc	2,770	566
Avaya Holdings Corp *	58,540	806
Avnet Inc	83,746	3,523
Box Inc, Cl A *	4,236	109
Broadcom Inc	2,054	1,207
Cadence Design Systems Inc *	13,253	2,007
CDK Global Inc	63,579	2,883
Cirrus Logic Inc *	4,575	397
Cisco Systems Inc/Delaware	16,749	934
Cognizant Technology Solutions Corp, Cl A	58,378	5,028
CommScope Holding Co Inc *	50,791	485
CommVault Systems Inc *	8,680	546
Concentrix Corp	6,571	1,313

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Conduent Inc *	113,125	$551
Crowdstrike Holdings Inc, Cl A *	1,023	200
CSG Systems International Inc	22,989	1,419
Datadog Inc, Cl A *	11,099	1,788
Dell Technologies Inc, Cl C	12,716	648
Diebold Nixdorf Inc *	48,382	421
Dolby Laboratories Inc, Cl A	18,548	1,393
Dropbox Inc, Cl A *	134,015	3,041
Dynatrace Inc *	3,719	165
EPAM Systems Inc *	3,197	664
EVERTEC Inc	6,589	266
F5 Inc *	7,090	1,424
Fair Isaac Corp *	3,993	1,881
Fiserv Inc *	11,143	1,088
Fortinet Inc *	11,301	3,893
Gartner Inc *	4,630	1,298
Genpact Ltd	5,836	244
HP Inc	345,471	11,870
Intel Corp	185,117	8,830
International Business Machines Corp	71,337	8,740
Intuit Inc	2,517	1,194
Jabil Inc	84,207	4,868
Juniper Networks Inc	40,915	1,383
Keysight Technologies Inc *	4,414	695
KLA Corp	1,347	469
Kulicke & Soffa Industries Inc	41,319	2,159
Lattice Semiconductor Corp *	35,522	2,224
Littelfuse Inc	882	228
Manhattan Associates Inc *	9,298	1,243
MaxLinear Inc, Cl A *	4,253	261
Microsoft Corp	182,944	54,662
Motorola Solutions Inc	3,513	774
NCR Corp *	16,043	650
NetApp Inc	23,788	1,865
NETGEAR Inc *	19,298	514
NortonLifeLock Inc	244,052	7,073
NVIDIA Corp	28,639	6,984
ON Semiconductor Corp *	26,892	1,684
Onto Innovation Inc *	4,748	409
Oracle Corp	132,911	10,097
Palo Alto Networks Inc *	3,179	1,889
Paychex Inc	31,049	3,697
Photronics Inc *	60,946	1,123
Progress Software Corp	10,786	475
QUALCOMM Inc	26,606	4,576
Rambus Inc *	19,220	519
Rimini Street Inc *	29,063	132
Sanmina Corp *	43,381	1,726
Skyworks Solutions Inc	4,184	578
SMART Global Holdings Inc *	23,482	645
Synaptics Inc *	5,800	1,325
Texas Instruments Inc	4,696	798

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trade Desk Inc/The, Cl A *	1,924	$164
Unisys Corp *	33,597	718
Veeco Instruments Inc *	14,805	423
Verint Systems Inc *	30,627	1,538
VeriSign Inc *	3,581	765
Visa Inc, Cl A	11,157	2,411
Vishay Intertechnology Inc	56,175	1,078
VMware Inc, Cl A	3,863	453
Western Union Co/The	284,137	5,166
Xperi Holding Corp	73,155	1,267

		271,824
Materials — 1.0%
Avery Dennison Corp	2,623	462
Berry Global Group Inc *	9,944	603
CF Industries Holdings Inc	4,125	335
Chemours Co/The	15,091	417
Crown Holdings Inc	19,423	2,383
Dow Inc	22,333	1,317
NewMarket Corp	193	61
Olin Corp	3,373	174
Reliance Steel & Aluminum Co	2,033	388
Sealed Air Corp	13,183	885
Sensient Technologies Corp	1,235	101
Sherwin-Williams Co/The	2,624	690
Silgan Holdings Inc	48,189	2,018
Sonoco Products Co	2,854	168

		10,002
Real Estate — 2.0%
Alexandria Real Estate Equities Inc ‡	512	97
Brixmor Property Group Inc ‡	11,638	292
CBRE Group Inc, Cl A *	30,150	2,920
Cushman & Wakefield PLC *	26,186	574
Duke Realty Corp ‡	8,617	457
Easterly Government Properties Inc, Cl A ‡	8,153	170
EastGroup Properties Inc ‡	2,485	474
Equity Commonwealth *‡	79,203	2,104
Extra Space Storage Inc ‡	13,077	2,460

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Independence Realty Trust Inc ‡	30,743	$777
Jones Lang LaSalle Inc *	7,961	1,960
Marcus & Millichap Inc	7,021	349
Newmark Group Inc, Cl A	17,447	308
Prologis Inc ‡	10,935	1,595
Realogy Holdings Corp *	74,512	1,355
Regency Centers Corp ‡	16,036	1,057
Simon Property Group Inc ‡	4,732	651
SITE Centers Corp ‡	33,044	514
Spirit Realty Capital Inc ‡	2,478	115

		18,229
Utilities — 1.4%
American Water Works Co Inc	3,511	530
Constellation Energy Corp	39	2
Exelon Corp	158,728	6,755
National Fuel Gas Co	2,777	173
NextEra Energy Inc	17,427	1,364
Otter Tail Corp	12,038	745
PG&E Corp *	308,577	3,509
UGI Corp	6,618	254

		13,332
Total Common Stock
(Cost $744,608) ($ Thousands)		943,771

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	879,023	879

Total Cash Equivalent
(Cost $879) ($ Thousands)		879

Total Investments in Securities — 99.4%
(Cost $745,487) ($ Thousands)		$944,650

A list of open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	2	Mar-2022	$435	$437	$2

Percentages are based on Net Assets of $949,971 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.

(A)	Security is a Master Limited Partnership. At February 28, 2022, such securities amounted to $188 ($ Thousands), or 0.0% of the Net Assets of the Fund.

Cl — Class
Ltd. — Limited
PLC — Public Limited Company

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Equity Factor Allocation Fund (Concluded)

S&P— Standard & Poor's

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund's investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	943,771	–	–	943,771
Cash Equivalent	879	–	–	879
Total Investments in Securities	944,650	–	–	944,650

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2	–	–	2
Total Other Financial Instruments	2	–	–	2

*	Futures contracts are value at the unrealized appreciation on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$-	$178,345	$(177,466)	$-	$-	$879	879,023	$1	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%

Communication Services — 8.7%
Advantage Solutions Inc *	38,245	$301
Alphabet Inc, Cl A *	786	2,123
Alphabet Inc, Cl C *	929	2,506
AT&T Inc	419,100	9,929
Comcast Corp, Cl A	203,507	9,516
Electronic Arts Inc	14,669	1,908
Entravision Communications Corp, Cl A	3,550	23
Fox Corp	202,610	8,300
IMAX Corp *	9,731	201
Interpublic Group of Cos Inc/The	15,468	569
Meta Platforms Inc, Cl A *	474	100
Netflix Inc *	1,524	601
Nippon Telegraph & Telephone Corp ADR (A)	140,100	4,050
Omnicom Group Inc	159,524	13,382
Scholastic Corp	11,162	470
Shenandoah Telecommunications Co	1,244	28
SK Telecom Co Ltd ADR	86,124	2,159
Verizon Communications Inc	487,334	26,155
World Wrestling Entertainment Inc, Cl A	54,452	3,227

		85,548
Consumer Discretionary — 7.6%
AMMO *(A)	12,020	57
AutoZone Inc *	3,200	5,963
Canadian Tire Corp Ltd, Cl A	23,900	3,522
Choice Hotels International Inc	5,620	811
Domino's Pizza Inc	1,214	525
Dorman Products Inc *	4,038	377
DR Horton Inc	49,600	4,236
eBay Inc	70,700	3,859
Frontdoor Inc *	10,522	316
Gentex Corp	27,539	834
Graham Holdings Co, Cl B	364	219
H&R Block Inc	168,643	4,184
Hilton Worldwide Holdings Inc *	271	40
Honda Motor Co Ltd ADR	112,200	3,429
Marriott International Inc/MD, Cl A *	12,067	2,053
Murphy USA Inc	23,900	4,320
ONE Group Hospitality Inc/The *	13,248	155
Service Corp International/US	79,600	4,844
Standard Motor Products Inc	7,340	321
Sturm Ruger & Co Inc	51,400	3,722
Target Corp	105,044	20,985
Terminix Global Holdings Inc *	11,308	481
Toyota Motor Corp ADR (A)	30,300	5,543
Vail Resorts Inc	8,732	2,275
Winmark Corp	384	87
Yum China Holdings Inc	31,014	1,613

		74,771

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 16.6%
Albertsons Cos Inc, Cl A	12,575	$367
Altria Group Inc	118,300	6,068
Archer-Daniels-Midland Co	66,300	5,201
Bunge Ltd	19,491	2,038
Calavo Growers Inc	1,505	64
Cal-Maine Foods Inc	13,989	619
Campbell Soup Co	28,729	1,292
Church & Dwight Co Inc	39,497	3,865
Clorox Co/The	17,053	2,486
Coca-Cola Co/The	96,148	5,984
Coca-Cola Consolidated Inc	1,276	634
Colgate-Palmolive Co	77,290	5,947
Conagra Brands Inc	190,835	6,673
Costco Wholesale Corp	6,111	3,173
Estee Lauder Cos Inc/The, Cl A	3,389	1,004
Flowers Foods Inc	134,277	3,680
General Mills Inc	214,518	14,465
Hain Celestial Group Inc/The *	16,726	608
Hershey Co/The	33,316	6,738
Hormel Foods Corp	73,975	3,524
Hostess Brands Inc, Cl A *	26,059	561
Ingles Markets Inc, Cl A	405	33
Ingredion Inc	32,800	2,911
Inter Parfums Inc	1,987	185
J & J Snack Foods Corp	4,078	668
J M Smucker Co/The	106,831	14,395
John B Sanfilippo & Son Inc	8,548	680
Kellogg Co (A)	174,390	11,151
Kraft Heinz Co/The	199,900	7,840
Kroger Co/The	368,376	17,240
Landec Corp *	3,190	37
MGP Ingredients Inc (A)	2,705	215
Mondelez International Inc, Cl A	9,967	653
PepsiCo Inc	11,107	1,819
PriceSmart Inc	4,615	336
Procter & Gamble Co/The	32,293	5,034
Reynolds Consumer Products Inc	36,192	1,077
Seaboard Corp	73	282
Simply Good Foods Co/The *	14,309	567
Tattooed Chef Inc *(A)	2,218	27
Tootsie Roll Industries Inc	14,331	484
Tyson Foods Inc, Cl A	179,829	16,663
Universal Corp/VA	10,136	548
USANA Health Sciences Inc *	6,034	531
Utz Brands Inc (A)	24,841	379
Vector Group Ltd	33,330	374
Village Super Market Inc, Cl A	1,361	31
Walmart Inc	21,974	2,970
WD-40 Co	1,485	315
Weis Markets Inc	9,593	592

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whole Earth Brands Inc *	49,102	$466

		163,494
Energy — 1.8%
Cheniere Energy Inc	15,210	2,021
Chevron Corp	51,400	7,401
DT Midstream Inc	15,500	823
EOG Resources Inc	21,962	2,524
Exxon Mobil Corp	11,524	904
Kinder Morgan Inc	231,700	4,032
SFL Corp Ltd	11,649	116

		17,821
Financials — 12.2%
Aflac Inc	226,200	13,819
AGNC Investment Corp ‡	9,067	117
Alerus Financial Corp	3,967	114
Allstate Corp/The	137,000	16,763
American Financial Group Inc/OH	32,000	4,333
Annaly Capital Management Inc ‡	364,500	2,537
Arbor Realty Trust Inc ‡	15,238	274
Argo Group International Holdings Ltd	11,979	505
Bank of New York Mellon Corp/The	155,100	8,244
Berkshire Hathaway Inc, Cl B *	61,132	19,651
Business First Bancshares Inc	4,092	107
Byline Bancorp Inc	6,178	168
Canadian Imperial Bank of Commerce	44,100	5,578
Cboe Global Markets Inc	24,645	2,891
Chimera Investment Corp ‡	29,999	365
Columbia Financial Inc *	10,961	233
Community Bank System Inc	1,862	136
Credit Acceptance Corp *	4,134	2,274
Dynex Capital Inc (A)	31,885	490
Eastern Bankshares Inc	24,672	539
Employers Holdings Inc	7,980	310
Everest Re Group Ltd	14,000	4,175
GCM Grosvenor (A)	50,098	500
Hartford Financial Services Group Inc/The	68,500	4,759
HCI Group Inc	1,655	103
HomeTrust Bancshares Inc	1,457	44
Houlihan Lokey Inc, Cl A	5,584	574
Invesco Mortgage Capital Inc	65,282	142
Investors Bancorp Inc	320,600	5,367
JPMorgan Chase & Co	4,311	611
Kearny Financial Corp/MD	33,283	440
KKR Real Estate Finance Trust Inc	1,574	34
Loblaw Cos Ltd	76,100	5,932
Marsh & McLennan Cos Inc	23,614	3,670
Mercury General Corp	19,265	1,060
MFA Financial Inc ‡	67,862	275
Morningstar Inc	9,056	2,542
National Bank Holdings Corp, Cl A	11,323	502
NI Holdings Inc *	2,325	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PCSB Financial Corp	7,401	$138
Ready Capital Corp	18,762	279
Redwood Trust Inc ‡	20,404	212
Safety Insurance Group Inc	8,467	706
StepStone Group Inc, Cl A	11,089	383
Stewart Information Services Corp	6,303	428
Two Harbors Investment Corp ‡	50,914	258
Virtu Financial Inc, Cl A	84,210	2,954
Waterstone Financial Inc	16,306	319
White Mountains Insurance Group Ltd	1,381	1,450
Zions Bancorp NA	34,715	2,461

		119,808
Health Care — 18.2%
AbbVie Inc	101,193	14,953
AdaptHealth Corp, Cl A *	6,122	107
Alkermes PLC *	9,615	239
Amgen Inc	44,700	10,124
AMN Healthcare Services Inc *	3,122	331
Amphastar Pharmaceuticals Inc *	26,886	745
Bristol-Myers Squibb Co	355,033	24,380
Cerner Corp	41,666	3,885
Citius Pharmaceuticals Inc *(A)	77,130	119
CONMED Corp	200	29
CVS Health Corp	135,413	14,036
Danaher Corp	2,143	588
DENTSPLY SIRONA Inc	49,274	2,668
Eagle Pharmaceuticals Inc/DE *	3,712	176
Gilead Sciences Inc	260,249	15,719
Harvard Bioscience Inc *	3,095	17
HealthStream Inc *	10,051	206
Henry Schein Inc *	21,116	1,824
Horizon Therapeutics PLC *	7,567	690
Ironwood Pharmaceuticals Inc, Cl A *	28,422	306
iTeos Therapeutics Inc *	7,903	285
Johnson & Johnson	118,326	19,473
McKesson Corp	29,100	8,001
Merck & Co Inc	326,812	25,027
Mesa Laboratories Inc	1,152	294
Natus Medical Inc *	5,125	143
Omnicell Inc *	2,806	363
Organogenesis Holdings Inc, Cl A *	1,535	11
Organon & Co	28,260	1,055
Orthofix Medical Inc *	7,729	263
Pacira BioSciences Inc *	4,718	315
Patterson Cos Inc	11,274	337
Pfizer Inc	365,855	17,173
Premier Inc, Cl A	104,832	3,768
Prestige Consumer Healthcare Inc *	12,094	720
QIAGEN NV *	27,452	1,364
Quest Diagnostics Inc	28,100	3,689
Regeneron Pharmaceuticals Inc *	968	598

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sharps Compliance Corp *	7,572	$47
SIGA Technologies Inc *	30,891	185
United Therapeutics Corp *	23,330	3,877
Vanda Pharmaceuticals Inc *	1,216	14
Viemed Healthcare Inc *	22,935	88
West Pharmaceutical Services Inc	2,130	824
XBiotech Inc (A)	3,309	33

		179,089
Industrials — 8.3%
3M Co	26,889	3,997
Allison Transmission Holdings Inc, Cl A	161,500	6,450
AMERCO	1,072	619
AZZ Inc	1,491	73
BWX Technologies Inc	5,736	306
CBIZ Inc *	10,386	404
CH Robinson Worldwide Inc	45,828	4,431
Cummins Inc	28,900	5,899
Encore Wire Corp	554	65
Expeditors International of Washington Inc	36,798	3,803
Exponent Inc	1,764	167
FTI Consulting Inc *	20,045	2,927
General Dynamics Corp	22,509	5,277
Huntington Ingalls Industries Inc	25,698	5,253
JB Hunt Transport Services Inc	651	132
Kforce Inc	2,887	217
Korn Ferry	2,486	165
Landstar System Inc	4,647	718
Lockheed Martin Corp	11,200	4,859
Northrop Grumman Corp	31,040	13,724
Old Dominion Freight Line Inc	2,261	710
Otis Worldwide Corp	13,855	1,085
Republic Services Inc, Cl A	22,800	2,742
Robert Half International Inc	38,243	4,600
Schneider National Inc, Cl B	122,700	3,205
Snap-on Inc	23,500	4,939
Toro Co/The	16,342	1,533
TrueBlue Inc *	865	24
Werner Enterprises Inc	77,491	3,368

		81,692
Information Technology — 15.2%
A10 Networks Inc	5,080	72
Amdocs Ltd	241,502	19,006
Arrow Electronics Inc *	27,800	3,388
Avnet Inc	73,800	3,105
Broadridge Financial Solutions Inc	7,858	1,149
Canon Inc ADR (A)	94,900	2,243
CDK Global Inc	62,364	2,828
Cisco Systems Inc/Delaware	303,429	16,922
CSG Systems International Inc	115,336	7,119
Datto Holding Corp *	45,693	1,072
Dell Technologies Inc, Cl C	38,100	1,942

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hewlett Packard Enterprise Co	286,000	$4,553
Intel Corp	387,900	18,503
International Business Machines Corp	115,600	14,162
Jack Henry & Associates Inc	4,187	740
Jamf Holding Corp *	42,369	1,449
Juniper Networks Inc	148,680	5,024
Maximus Inc	3,537	279
Microsoft Corp	8,385	2,506
Oracle Corp	275,015	20,893
OSI Systems Inc *	6,781	547
Progress Software Corp	10,739	473
Rackspace Technology Inc *	16,922	188
Sapiens International Corp NV	14,856	401
Seagate Technology Holdings PLC	81,800	8,439
SPS Commerce Inc *	1,853	241
Tucows Inc, Cl A *(A)	431	29
Tyler Technologies Inc *	210	90
VMware Inc, Cl A	16,787	1,969
Western Union Co/The	539,900	9,815

		149,147
Materials — 3.4%
Balchem Corp	3,578	495
Berry Global Group Inc *	102,600	6,223
International Paper Co	67,900	2,956
NewMarket Corp	19,320	6,139
Novagold Resources Inc *	27,766	194
Packaging Corp of America	36,600	5,387
Sealed Air Corp	67,600	4,538
Sherwin-Williams Co/The	1,019	268
Silgan Holdings Inc	147,500	6,177
Valvoline Inc	21,947	710

		33,087
Real Estate — 2.4%
Agree Realty Corp ‡	2,673	171
Brandywine Realty Trust ‡	270,500	3,606
Broadstone Net Lease Inc, Cl A ‡	21,462	465
City Office REIT Inc ‡	9,451	163
CubeSmart ‡	18,107	873
Douglas Elliman *	16,923	128
Easterly Government Properties Inc, Cl A ‡	6,148	128
Extra Space Storage Inc ‡	6,633	1,248
Healthcare Realty Trust Inc ‡	4,893	128
Iron Mountain Inc ‡(A)	160,400	7,888
Jones Lang LaSalle Inc *	2,173	535
National Storage Affiliates Trust ‡	4,620	269
Plymouth Industrial REIT Inc ‡	7,776	203
Postal Realty Trust Inc, Cl A ‡	34,454	601
PS Business Parks Inc ‡	1,736	276
Public Storage ‡	16,344	5,802
Retail Opportunity Investments Corp ‡	12,493	227
RMR Group Inc/The, Cl A	3,660	107

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RPT Realty ‡	10,459	$135
SITE Centers Corp ‡	8,387	130
Terreno Realty Corp ‡	4,287	295
Urban Edge Properties ‡	12,989	237
Urstadt Biddle Properties Inc, Cl A ‡	7,253	137

		23,752
Utilities — 3.9%
American States Water Co	6,717	565
Artesian Resources Corp, Cl A	2,987	139
Avista Corp	5,516	246
California Water Service Group	8,140	463
Chesapeake Utilities Corp	5,173	688
DTE Energy Co	31,000	3,769
Entergy Corp	33,400	3,514
Evergy Inc	222,300	13,874
Hawaiian Electric Industries Inc	36,925	1,513
National Fuel Gas Co	65,600	4,083
Northwest Natural Holding Co	4,110	214
Portland General Electric Co	117,321	5,956
Pure Cycle Corp *	11,804	140
UGI Corp	79,500	3,056
Via Renewables Inc, Cl A	4,100	46

		38,266

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $745,202) ($ Thousands)		$966,475

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P.
0.050% **†(B)	11,999,347	11,995

Total Affiliated Partnership
(Cost $12,000) ($ Thousands)		11,995

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	23,099,314	23,099

Total Cash Equivalent
(Cost $23,099) ($ Thousands)		23,099

Total Investments in Securities — 101.9%
(Cost $780,301) ($ Thousands)		$1,001,569

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	19	Mar-2022	$4,174	$4,150	$(25)

Percentages are based on Net Assets of $982,786 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $11,605 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $11,995 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	966,475	–	–	966,475
Affiliated Partnership	–	11,995	–	11,995
Cash Equivalent	23,099	–	–	23,099
Total Investments in Securities	989,574	11,995	–	1,001,569

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(25)	–	–	(25)
Total Other Financial Instruments	(25)	–	–	(25)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$32,350	$111,763	$(132,112)	$1	$(7)	$11,995	11,999,347	$35	$—
SEI Daily Income Trust, Government Fund, Cl F	20,511	228,193	(225,605)	—	—	23,099	23,099,314	2	—
Totals	$52,861	$339,956	$(357,717)	$1	$(7)	$35,094		$37	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.3%
Australia — 0.3%
AGL Energy Ltd	1,205,000	$6,615
Newcrest Mining Ltd	67,490	1,248
Sonic Healthcare Ltd	8,073	208
Telstra Corp Ltd	65,492	189
		8,260

Austria — 0.0%
Oberbank AG	175	19
Oesterreichische Post AG	6,377	260
Telekom Austria AG, Cl A	38,558	316
		595

Belgium — 0.8%
Ageas SA/NV	111,600	5,378
Etablissements Franz Colruyt NV	56,200	2,250
KBC Group NV	68,081	4,880
Proximus SADP	329,796	6,573
Solvay SA	4,558	510
Warehouses De Pauw CVA ‡	10,748	425
		20,016

Canada — 5.0%
Alimentation Couche-Tard	152,130	5,967
Bank of Montreal	52,300	5,968
Bank of Nova Scotia/The	106,000	7,676
Canadian Imperial Bank of Commerce (A)	116,400	14,723
Canadian Tire Corp Ltd, Cl A	71,000	10,461
Cogeco Communications Inc	58,200	4,644
Emera Inc	56,200	2,627
Empire Co Ltd, Cl A	67,100	2,077
Franco-Nevada Corp	4,000	589
George Weston Ltd	110,114	11,932
Great-West Lifeco Inc	191,600	5,760
Hydro One Ltd	42,600	1,051
Loblaw Cos Ltd	334,051	26,040
Metro Inc/CN, Cl A	151,200	7,887
North West Co Inc/The	1,369	39
Power Corp of Canada	274,900	8,472
Quebecor Inc, Cl B	197,400	4,314
TMX Group Ltd	8,000	808
Toronto-Dominion Bank/The	83,300	6,717
		127,752

Denmark — 1.5%
AP Moller - Maersk A/S, Cl B	1,164	3,699
Carlsberg AS, Cl B	95,841	14,077
Coloplast A/S, Cl B	35,167	5,301
Danske Bank A/S	95,786	1,632
DSV A/S	6,246	1,157
Genmab A/S *	3,890	1,309
Novo Nordisk A/S, Cl B	102,563	10,581
Novozymes A/S, Cl B	13,720	902
Schouw & Co A/S	247	22

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sparekassen Sjaelland-Fyn A/S	1,842	$54
		38,734

Finland — 0.7%
Aspo Oyj	27	–
Elisa Oyj, Cl A	122,476	6,812
Kesko Oyj, Cl B	15,406	455
Orion Oyj, Cl B	108,650	5,125
TietoEVRY Oyj	147,700	4,147
		16,539

France — 2.1%
Axway Software SA	762	16
Boiron SA	56	3
Carrefour SA	425,686	8,518
Dassault Systemes	6,275	303
Fountaine Pajot SA	344	49
La Francaise des Jeux SAEM	18,567	770
Orange SA	680,000	8,206
Pernod Ricard SA	12,241	2,681
Remy Cointreau SA	1,885	363
Sanofi	189,928	19,933
Societe BIC SA	77,200	4,076
Stef	149	16
Technip Energies *	38,467	435
TotalEnergies SE	133,400	6,805
		52,174

Germany — 1.7%
Allianz SE	16,900	3,856
Bayerische Motoren Werke AG	45,600	4,422
Commerzbank AG	36,442	306
Deutsche Telekom AG	615,200	11,002
E.ON SE	814,800	11,029
Freenet AG	266,100	7,110
Henkel AG & Co KGaA	30,008	2,299
McKesson Europe AG	1,563	41
Merck KGaA	17,841	3,569
Uniper SE	8,108	257
United Internet	7,091	240
		44,131

Hong Kong — 2.2%
Bank of East Asia Ltd	16,792	28
BOC Hong Kong Holdings Ltd	1,801,500	6,542
Cafe de Coral Holdings Ltd	22,000	34
Chinney Investments Ltd	88,000	18
CITIC Telecom International Holdings Ltd	872,000	310
CK Hutchison Holdings Ltd	449,500	3,157
CK Infrastructure Holdings Ltd	18,500	115
CLP Holdings Ltd	1,012,180	10,202
Dah Sing Banking Group Ltd	58,680	53
Fountain SET Holdings Ltd	174,279	31
Hang Seng Bank Ltd	124,900	2,303

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HK Electric Investments & HK Electric Investments Ltd	2,951,521	$2,916
HKT Trust & HKT Ltd	4,135,686	5,588
Hong Kong & China Gas Co Ltd	3,358,372	5,080
Kerry Logistics Network Ltd	117,465	285
Langham Hospitality Investments and Langham Hospitality Investments Ltd	196,500	22
Link ‡	414,200	3,352
MTR Corp Ltd	702,000	3,641
PCCW Ltd	3,158,000	1,766
Plover Bay Technologies Ltd	144,000	69
Power Assets Holdings Ltd	911,500	5,756
Prosperity ‡	266,000	99
Regal Hotels International Holdings Ltd	46,000	19
SmarTone Telecommunications Holdings Ltd	153,344	87
Sun Hung Kai Properties Ltd	352,500	4,096
Transport International Holdings Ltd	13,200	21
VTech Holdings Ltd	62,233	513
Yue Yuen Industrial Holdings Ltd	22	–
		56,103

Ireland — 0.5%
Accenture PLC, Cl A	19,206	6,070
Kerry Group PLC, Cl A	51,913	6,214
		12,284

Israel — 0.7%
Bank Hapoalim BM	276,355	2,931
Bank Leumi Le-Israel BM	653,000	7,065
Bezeq The Israeli Telecommunication Corp Ltd *	538,491	885
Isracard Ltd	1	–
Israel Discount Bank Ltd, Cl A	23,713	156
Neto ME Holdings Ltd	1,148	77
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	14,424	1,196
Retailors Ltd *	1,002	26
Shufersal Ltd	404,826	3,621
Strauss Group Ltd	34,839	1,145
		17,102

Italy — 1.7%
A2A SpA	4,431,100	7,891
ACEA SpA	12,421	238
Assicurazioni Generali SpA	10,587	211
Credito Emiliano	12,722	93
Eni SpA	1,411,010	21,908
Ferrari NV	7,101	1,533
Hera SpA	1,694,079	6,592
Iren SpA	795,339	2,249
Italgas SpA	92,300	599
Newlat Food SpA *	12,678	100
Orsero SpA	4,664	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Recordati SpA	9,376	$458
		41,942

Japan — 8.9%
Achilles Corp	2,300	26
Ahjikan Co Ltd	5,308	39
Akita Bank Ltd	5,600	85
Aozora Bank Ltd	85,300	1,925
Araya Industrial Co Ltd	3,800	57
Arcs Co Ltd	32,800	621
Asante Inc	2,600	35
Atsugi Co Ltd	8,850	47
Bank of Saga Ltd	2,600	35
Belc Co Ltd	4,500	215
Bridgestone Corp	135,100	5,549
Calbee Inc	18,100	406
Canon Inc	308,500	7,262
Cawachi Ltd	24,400	520
C'BON COSMETICS Co Ltd	3,200	51
Choushimaru Co Ltd	7,894	77
Chukyo Bank Ltd/The	2,000	29
Computer Engineering & Consulting	14,200	139
Create Medic Co Ltd	2,784	23
Daihatsu Diesel Manufacturing Co Ltd	6,400	28
Daiohs Corp	2,700	23
Doshisha Co Ltd	6,100	82
Doutor Nichires Holdings	16,800	237
DyDo Group Holdings Inc	4,596	206
Earth Corp	12,000	586
Ebara Foods Industry Inc	1,600	40
Ehime Bank Ltd	3,400	28
ENEOS Holdings Inc	1,100,600	4,384
ESTELLE Holdings Co Ltd	6,000	34
Feed One Co Ltd	5,900	35
FIDEA Holdings Co Ltd	2,400	29
Fujicco Co Ltd	6,200	108
Fukuda Denshi Co Ltd	400	28
Fukuoka Corp ‡	21	29
Global One Real Estate Investment ‡	279	269
Health Care & Medical Investment ‡	80	98
Heiwado Co Ltd	15,800	275
Hitachi Ltd	525	26
Hokuto Corp	21,300	365
Hyakujushi Bank Ltd	4,000	63
ITOCHU Corp	126,500	4,126
Itochu Enex Co Ltd	4,800	44
Itochu-Shokuhin Co Ltd	953	41
Itoham Yonekyu Holdings Inc	10,800	65
Japan Post Insurance Co Ltd	99,500	1,695
Japan Tobacco Inc	820,100	15,118
JFE Systems	1,400	29
J-Oil Mills Inc	1,400	21

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaken Pharmaceutical Co Ltd	29,400	$1,079
Kato Sangyo Co Ltd	15,200	409
KDDI Corp	710,500	23,217
Keiyo Bank Ltd	31,400	140
KFC Holdings Japan Ltd	6,700	169
Kinden Corp	267,500	3,799
Kitano Construction Corp	1,300	24
Kohnan Shoji Co Ltd	138,458	4,394
K's Holdings Corp	404,800	4,371
Kyokuyo Co Ltd	14,100	400
KYORIN Holdings Inc	24,100	392
Lawson Inc	40,700	1,699
Maezawa Kasei Industries	2,400	27
Marimo Regional Revitalization ‡	33	36
McDonald's Holdings Co Japan Ltd	164,300	7,050
MEIJI Holdings Co Ltd	10,300	619
Ministop Co Ltd	20,800	260
Miroku Jyoho Service Co Ltd	9,400	124
Mitsubishi Shokuhin Co Ltd	7,400	200
Miyazaki Bank	1,500	29
Miyoshi Oil & Fat Co Ltd	10,118	102
Mizuho Financial Group Inc	793,440	10,516
Mochida Pharmaceutical Co Ltd	10,800	360
Morozoff Ltd	1,222	30
MOS Food Services Inc	4,600	122
MS&AD Insurance Group Holdings Inc	22,400	763
Nakanishi Inc	2,200	41
Nanto Bank	3,700	69
Nichirin Co Ltd	4,100	54
Nihon Chouzai Co Ltd	11,100	134
Nihon Kohden Corp	3,500	96
Nippn Corp	237,642	3,529
Nippon Electric Glass Co Ltd	177,000	4,260
Nippon Telegraph & Telephone Corp	1,109,000	31,736
Nisshin Oillio Group Ltd/The	4,849	129
Nissin Foods Holdings Co Ltd	19,200	1,530
Nissui Pharmaceutical Co Ltd	11,900	104
NSD CO	1,500	28
Oita Bank	1,700	30
Okinawa Cellular Telephone Co	5,411	243
Okuwa Co Ltd	8,700	74
Ooedo Onsen Investment ‡	230	131
Oracle Corp Japan	30,054	2,136
Osaki Electric	7,300	31
Otsuka Holdings Co Ltd	28,000	967
OUG Holdings Inc	2,682	65
Plenus Co Ltd	8,100	141
Rengo Co Ltd	543,000	4,051
Rock Field Co Ltd	7,700	106
Rohm	4,100	324
San ju San Financial Group	3,400	45
San-A Co Ltd, Cl A	3,000	111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sankyo Co Ltd	12,200	$340
Senko Group Holdings Co Ltd	429,100	3,528
Shikoku Bank	9,800	68
Shinmaywa Industries	16,400	133
Showa Sangyo Co Ltd	13,700	327
SKY Perfect JSAT Holdings Inc	477,100	1,788
SoftBank Corp	1,887,900	23,827
Sojitz Corp	530,500	8,794
Sompo Holdings Inc	21,600	941
SOSiLA Logistics ‡	28	36
SRA Holdings	4,100	104
ST Corp	5,400	73
Sugi Holdings Co Ltd	28,400	1,611
Sundrug Co Ltd	55,300	1,500
Teijin Ltd	537,800	6,475
TIS Inc	3,700	88
Toho Holdings Co Ltd	1,911	31
Tosoh Corp	45,300	706
Toyo Kanetsu	1,600	34
Trend Micro Inc/Japan	99,400	5,547
Tsuruha Holdings Inc	9,200	735
Unicafe Inc	9,700	82
Unicharm Corp	115,300	4,340
United Super Markets Holdings Inc	70,300	649
Valor Holdings Co Ltd	19,500	377
Vital KSK Holdings Inc	19,700	140
Wowow Inc	6,276	96
XYMAX Investment Corp ‡	100	101
Yakult Honsha	36,100	1,955
Yamaguchi Financial Group Inc	365,000	2,263
Yamanashi Chuo Bank	3,100	27
Yaoko Co Ltd	10,000	571
Zaoh Co Ltd	2,000	33
ZIGExN Co Ltd	28,400	72
ZOZO Inc	34,700	987
		224,128

Netherlands — 2.2%
ABN AMRO Bank NV	109,694	1,451
ASR Nederland NV	149,500	6,443
Heineken Holding NV	3,042	248
Heineken NV	16,088	1,626
ING Groep NV	313,911	3,675
JDE Peet's	15,328	503
Koninklijke Ahold Delhaize NV	730,175	22,457
Koninklijke KPN NV	641,916	2,201
NN Group NV	137,300	6,584
Randstad NV	19,116	1,292
Shell PLC	116,238	3,097
Signify NV	78,500	3,999
Wolters Kluwer NV	28,336	2,880
		56,456

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Zealand — 0.1%
Argosy Property Ltd ‡	41,575	$39
Freightways Ltd	4,589	38
Heartland Group Holdings Ltd	21,087	32
Investore Property Ltd ‡	188	–
Mainfreight Ltd	5,818	314
Spark New Zealand Ltd	569,720	1,745
Vector Ltd	8,778	23
		2,191

Norway — 0.8%
AF Gruppen ASA	582	13
Aker BP ASA	8,602	269
DNB Bank ASA	144,449	3,232
Equinor ASA	108,581	3,445
Gjensidige Forsikring ASA	17,425	432
Kongsberg Gruppen ASA	14,885	525
Odfjell Drilling *	21,690	55
Orkla ASA	664,693	6,239
Sparebank 1 Oestlandet	7,876	125
SpareBank 1 SR-Bank ASA	47,123	700
Sparebanken More	56	3
Telenor ASA	279,160	4,140
Veidekke ASA	7,635	118
Yara International ASA	6,054	308
		19,604

Portugal — 0.2%
Jeronimo Martins SGPS SA	213,340	4,604
REN - Redes Energeticas Nacionais SGPS SA	264,138	767
		5,371

Singapore — 1.3%
Bukit Sembawang Estates Ltd	1,700	6
Dairy Farm International Holdings Ltd	116,400	309
DBS Group Holdings Ltd	184,000	4,608
Great Eastern Holdings Ltd	4,800	72
Hour Glass Ltd/The	2,599	4
Jardine Cycle & Carriage Ltd	3,400	55
Oversea-Chinese Banking Corp Ltd	900,100	7,754
Raffles Medical Group Ltd	9,400	8
Sheng Siong Group Ltd	1,456,233	1,637
Singapore Technologies Engineering Ltd	828,800	2,339
United Overseas Bank Ltd	761,000	16,861
		33,653

Spain — 0.4%
Endesa SA	232,400	5,105
Financiera Alba	2,011	117
Red Electrica Corp SA	184,100	3,680
		8,902

Sweden — 0.6%
Axfood AB	234,971	6,183
Essity AB, Cl B	117,725	3,051

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrivarden AB, Cl A	7,570	$211
Nordea Bank Abp	12,840	144
Solid Forsakring *	5,598	28
Svenska Handelsbanken AB, Cl A	492,100	4,722
		14,339

Switzerland — 3.8%
Alcon Inc	20,289	1,564
Allreal Holding AG	4,655	1,010
Barry Callebaut AG	402	929
Basellandschaftliche Kantonalbank	120	121
Berner Kantonalbank AG	607	143
BKW AG	5,985	756
Chocoladefabriken Lindt & Spruengli AG	319	3,394
Crealogix Holding AG	301	37
Emmi AG	1,669	1,949
Graubuendner Kantonalbank	22	40
Helvetia Holding AG	24,300	2,956
Investis Holding SA	813	95
Luzerner Kantonalbank AG	502	224
Mobimo Holding AG	1,360	457
Nestle SA	22,941	2,991
Novartis AG	139,681	12,278
Orior AG	1,137	104
PSP Swiss Property AG	20,548	2,659
Roche Holding AG	54,099	20,628
SGS SA	1,082	3,104
SKAN Group AG	1,091	80
Sonova Holding AG	16,862	6,551
St. Galler Kantonalbank	869	426
Straumann Holding AG	244	386
Swiss Life Holding AG	18,252	11,114
Swiss Prime Site AG	3,093	304
Swisscom AG	36,151	21,690
TX Group AG	944	148
Valiant Holding AG	4,437	462
Walliser Kantonalbank *	299	35
Zug Estates Holding, Cl B	17	36
		96,671

United Kingdom — 4.7%
3i Group PLC	241,600	4,313
Aferian PLC	28,544	55
Alliance Pharma PLC	70,500	98
Amcor PLC	20,622	240
Aon PLC, Cl A	14,117	4,124
Auto Trader Group PLC	59,874	537
BAE Systems PLC	786,900	7,592
Big Yellow Group PLC ‡	9,563	184
British American Tobacco PLC	311,300	13,576
Bunzl PLC	13,787	552
CareTech Holdings PLC	1,275	10
Diversified Energy PLC	358,191	562

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ferguson PLC	38,983	$5,984
Genus PLC	10,697	464
GlaxoSmithKline PLC	1,254,351	26,119
Greggs PLC	2,421	82
Howden Joinery Group PLC	9,094	103
Impact Healthcare PLC ‡	34,014	50
Imperial Brands PLC	503,439	11,072
J Sainsbury PLC	1,540,522	5,670
Liberty Global PLC *	83,714	2,166
Linde PLC	13,924	4,083
M&G PLC	385,354	1,064
Sage Group PLC/The	39,077	365
Savannah Energy PLC *	24,269	9
Seagate Technology Holdings PLC	118,600	12,235
Tate & Lyle PLC	76,191	762
Tesco PLC	540,328	2,094
Unilever PLC	320,192	16,111
		120,276

United States — 58.1%
Communication Services — 5.7%
Alphabet Inc, Cl A *	4,843	13,082
Alphabet Inc, Cl C *	1,885	5,085
AT&T Inc	1,320,860	31,291
BCE Inc	125,530	6,594
Comcast Corp, Cl A	259,193	12,120
Electronic Arts Inc	191	25
Fox Corp	195,216	7,805
Interpublic Group of Cos Inc/The	25,607	942
John Wiley & Sons Inc, Cl A	10,749	541
Liberty Global PLC, Cl A *	51,827	1,336
Liberty Media Corp-Liberty SiriusXM, Cl C *	10,548	531
Meta Platforms Inc, Cl A *	12,637	2,667
Omnicom Group Inc	112,946	9,475
Scholastic Corp	28,823	1,213
Verizon Communications Inc	933,564	50,104
Yelp Inc, Cl A *	8,540	290
		143,101
Consumer Discretionary — 3.2%
Advance Auto Parts Inc	43,700	8,936
AutoZone Inc *	9,301	17,331
Choice Hotels International Inc	702	101
Domino's Pizza Inc	1,096	474
DR Horton Inc	74,500	6,362
eBay Inc	76,000	4,149
Ford Motor Co	233,500	4,100
General Motors Co *	76,100	3,556
Genuine Parts Co	3,978	486
Home Depot Inc/The	16,481	5,205
Johnson Outdoors Inc, Cl A	948	78
O'Reilly Automotive Inc *	1,586	1,030
Pool Corp	517	237

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp	108,636	$21,702
Whirlpool Corp	31,400	6,320
		80,067
Consumer Staples — 11.1%
Altria Group Inc	116,000	5,950
Archer-Daniels-Midland Co	127,800	10,026
Casey's General Stores Inc	21,320	4,010
Central Garden & Pet Co, Cl A *	4,810	212
Church & Dwight Co Inc	84,246	8,243
Clorox Co/The	19,335	2,819
Colgate-Palmolive Co	181,553	13,970
Conagra Brands Inc	294,527	10,300
Costco Wholesale Corp	33,691	17,494
Flowers Foods Inc	116,029	3,180
General Mills Inc	318,909	21,504
Hershey Co/The	47,240	9,555
Hormel Foods Corp	81,140	3,866
Ingredion Inc	49,600	4,402
J M Smucker Co/The	158,147	21,310
John B Sanfilippo & Son Inc	8,796	699
Kellogg Co	320,664	20,503
Keurig Dr Pepper Inc	8,964	347
Kimberly-Clark Corp	67,670	8,807
Kraft Heinz Co/The	298,000	11,688
Kroger Co/The	660,842	30,927
McCormick & Co Inc/MD	5,352	509
Molson Coors Beverage Co, Cl B	118,300	6,173
Mondelez International Inc, Cl A	102,056	6,683
PepsiCo Inc	39,355	6,444
Philip Morris International Inc	56,588	5,719
Procter & Gamble Co/The	98,964	15,427
Tyson Foods Inc, Cl A	158,969	14,730
USANA Health Sciences Inc *	12,099	1,065
Walmart Inc	110,255	14,902
		281,464
Energy — 0.4%
Chevron Corp	58,800	8,467
DT Midstream Inc	28,882	1,534
		10,001
Financials — 5.4%
Aflac Inc	173,000	10,569
Allstate Corp/The	218,900	26,785
American Financial Group Inc/OH	38,100	5,158
Annaly Capital Management Inc ‡	540,500	3,762
Arthur J Gallagher & Co	14,149	2,238
Bank of New York Mellon Corp/The	217,800	11,576
Berkshire Hathaway, Cl A *	6	2,857
Berkshire Hathaway Inc, Cl B *	85,642	27,530
Brown & Brown Inc	42,799	2,894
Cboe Global Markets Inc	48,480	5,686
CME Group Inc, Cl A	19,911	4,709
Everest Re Group Ltd	26,600	7,933

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fidus Investment Corp	485	$9
First American Financial Corp	1,655	111
Hartford Financial Services Group Inc/The	144,800	10,061
Intercontinental Exchange Inc	49,010	6,279
Marsh & McLennan Cos Inc	42,165	6,553
Nelnet Inc, Cl A	1,651	133
New Mountain Finance Corp	1,132	15
Oaktree Specialty Lending Corp	266	2
Provident Financial Holdings Inc (A)	2,655	44
Sixth Street Specialty Lending Inc	607	14
SLR Senior Investment Corp	121	2
Stellus Capital Investment Corp	100	1
Waterstone Financial Inc	69,975	1,367
		136,288
Health Care — 11.3%
AbbVie Inc	66,346	9,804
Agilent Technologies Inc	41,815	5,451
Amgen Inc	72,300	16,375
Becton Dickinson and Co	20,005	5,427
Bio-Rad Laboratories Inc, Cl A *	9,837	6,157
Bristol-Myers Squibb Co	372,914	25,608
Cerner Corp	196,993	18,370
Chemed Corp	13,555	6,483
CVS Health Corp	166,503	17,258
Gilead Sciences Inc	333,455	20,141
HCA Healthcare Inc	9,799	2,453
Henry Schein Inc *	55,438	4,789
IDEXX Laboratories Inc *	4,249	2,262
Johnson & Johnson	216,014	35,549
Laboratory Corp of America Holdings *	21,203	5,751
McKesson Corp	3,659	1,006
Merck & Co Inc	362,235	27,740
Mettler-Toledo International Inc *	4,439	6,253
Molina Healthcare Inc *	2,697	828
National HealthCare Corp	16,078	1,045
Organon & Co	30,990	1,157
Pfizer Inc	791,803	37,167
Phibro Animal Health Corp, Cl A	2,423	52
Prestige Consumer Healthcare Inc *	26,357	1,569
Quest Diagnostics Inc	66,187	8,688
Regeneron Pharmaceuticals Inc *	10,703	6,618
Taro Pharmaceutical Industries Ltd *	7,891	385
United Therapeutics Corp *	2,970	494
Vertex Pharmaceuticals Inc *	17,376	3,997
Waters Corp *	19,830	6,281
West Pharmaceutical Services Inc	3,838	1,486
		286,644
Industrials — 4.3%
3M Co	17,268	2,567
A O Smith Corp	23,226	1,593
Allison Transmission Holdings Inc, Cl A	162,700	6,498
AMERCO	8,276	4,780

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CACI International Inc, Cl A *	21,900	$6,127
CH Robinson Worldwide Inc	67,699	6,545
Cummins Inc	29,300	5,981
Expeditors International of Washington Inc	121,546	12,563
General Dynamics Corp	28,253	6,624
Graco Inc	13,536	976
Insperity Inc	1,236	111
Lockheed Martin Corp	28,640	12,424
Northrop Grumman Corp	50,262	22,223
Robert Half International Inc	80,546	9,689
Waste Management Inc	8,293	1,198
Watsco Inc	618	169
Werner Enterprises Inc	182,200	7,918
ZIM Integrated Shipping Services Ltd	4,540	317
		108,303
Information Technology — 11.2%
Amdocs Ltd	270,017	21,250
Apple Inc	1,581	261
Arista Networks Inc *	46,480	5,704
Arrow Electronics Inc *	2,126	259
Broadcom Inc	10,974	6,447
Cadence Design Systems Inc *	3,276	496
Check Point Software Technologies Ltd *	147,568	21,380
Ciena Corp *	47,952	3,281
Cisco Systems Inc/Delaware	590,799	32,949
Cognizant Technology Solutions Corp, Cl A	90,200	7,769
CommVault Systems Inc *	42,254	2,658
CSG Systems International Inc	46,100	2,845
Dell Technologies Inc, Cl C	177,424	9,041
EPAM Systems Inc *	942	196
F5 Inc *	58,267	11,703
Fair Isaac Corp *	1,209	570
Fortinet Inc *	15,607	5,377
Gartner Inc *	4,256	1,193
HP Inc	40,315	1,385
Intel Corp	629,400	30,022
International Business Machines Corp	165,800	20,312
Jack Henry & Associates Inc	8,549	1,511
Juniper Networks Inc	530,832	17,937
Keysight Technologies Inc *	14,404	2,267
Kyndryl Holdings Inc *	33,160	526
Microsoft Corp	19,221	5,743
Motorola Solutions Inc	36,790	8,110
National Instruments Corp	19,490	782
NetApp Inc	20,194	1,583
NetScout Systems Inc *	28,326	882
Oracle Corp	544,236	41,346
Paychex Inc	8,473	1,009
Progress Software Corp	3,578	158
Radware Ltd *	59,034	2,031
Silicom Ltd *	2,397	100
SS&C Technologies Holdings Inc	46,547	3,490

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synopsys Inc *	2,813	$879
VMware Inc, Cl A	15,254	1,790
Western Union Co/The	420,100	7,637
		282,879
Materials — 2.7%
Air Products and Chemicals Inc	1,725	408
AptarGroup Inc	12,186	1,485
Avery Dennison Corp	3,109	548
Berry Global Group Inc *	65,400	3,966
Ecolab Inc	24,684	4,351
Huntsman Corp	2,422	98
Materion Corp	16,079	1,343
NewMarket Corp	29,900	9,501
Nucor Corp	11,777	1,550
Packaging Corp of America	64,422	9,482
Reliance Steel & Aluminum Co	55,876	10,665
Royal Gold Inc	40,266	4,883
Sealed Air Corp	82,700	5,552
Sherwin-Williams Co/The	6,353	1,672
Silgan Holdings Inc	314,557	13,174
Sonoco Products Co	6,599	387
Stepan Co	881	91
		69,156
Real Estate — 0.7%
Brandywine Realty Trust ‡	319,900	4,264
Extra Space Storage Inc ‡	18,831	3,543
Public Storage ‡	31,630	11,230
		19,037
Utilities — 2.1%
Alliant Energy Corp	19,231	1,123
American Electric Power Co Inc	35,905	3,255
Consolidated Edison Inc	52,996	4,545
Entergy Corp	77,600	8,164
Evergy Inc	266,500	16,632
National Fuel Gas Co	126,200	7,855
PPL Corp	128,810	3,371
UGI Corp	217,627	8,366
		53,311
		1,470,251

Total Common Stock
(Cost $2,273,951) ($ Thousands)		2,487,474

PREFERRED STOCK — 0.1%
Germany — 0.1%
FUCHS PETROLUB SE	8,195	326
Henkel AG & Co KGaA	25,973	2,052
Villeroy & Boch AG	971	26

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Total Preferred Stock
(Cost $2,692) ($ Thousands)		$2,404

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.050% **†(B)	13,213,621	13,226

Total Affiliated Partnership
(Cost $13,217) ($ Thousands)		13,226

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	41,192,151	41,192

Total Cash Equivalent
(Cost $41,192) ($ Thousands)		41,192

Total Investments in Securities — 100.5%
(Cost $2,331,052) ($ Thousands)		$2,544,296

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
Euro STOXX 50	33	Mar-2022	$1,540	$1,456	$(68)
FTSE 100 Index	6	Mar-2022	605	598	(1)
Hang Seng Index	2	Mar-2022	296	290	(6)
S&P 500 Index E-MINI	38	Mar-2022	8,445	8,299	(146)
SPI 200 Index	2	Mar-2022	250	255	–
TOPIX Index	5	Mar-2022	826	821	(9)
			$11,962	$11,719	$(230)

A list of the open forwards contracts held by the Fund at February 28, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	03/04/22	NZD	1,736	USD	1,153	$(22)
BNP Paribas	03/04/22	AUD	16,187	USD	11,572	(174)
BNP Paribas	03/04/22	NOK	60,979	USD	6,944	9
BNP Paribas	03/04/22	CAD	78,814	USD	62,219	78
BNP Paribas	03/04/22	SEK	80,463	USD	8,746	219
BNP Paribas	03/04/22	HKD	214,697	USD	27,548	71
Brown Brothers Harriman	03/04/22	NZD	95	USD	63	(1)
Brown Brothers Harriman	03/04/22	USD	185	NZD	276	2
Brown Brothers Harriman	03/04/22	USD	16	NZD	24	—
Brown Brothers Harriman	03/04/22	USD	209	NOK	1,852	2
Brown Brothers Harriman	03/04/22	USD	43	NOK	380	—
Brown Brothers Harriman	03/04/22	USD	622	SGD	838	(5)
Brown Brothers Harriman	03/04/22	USD	682	AUD	949	7
Brown Brothers Harriman	03/04/22	USD	1,134	SEK	10,489	(23)
Brown Brothers Harriman	03/04/22	USD	1,337	HKD	10,427	(2)
Brown Brothers Harriman	03/04/22	USD	1,434	GBP	1,058	(14)
Brown Brothers Harriman	03/04/22	AUD	1,724	USD	1,234	(17)
Brown Brothers Harriman	03/04/22	USD	1,384	CAD	1,763	6
Brown Brothers Harriman	03/04/22	USD	647	CAD	821	—
Brown Brothers Harriman	03/04/22	CHF	2,360	USD	2,559	(14)
Brown Brothers Harriman	03/04/22	USD	2,793	DKK	18,221	(41)
Brown Brothers Harriman	03/04/22	GBP	2,752	USD	3,741	48
Brown Brothers Harriman	03/04/22	GBP	339	USD	450	(5)
Brown Brothers Harriman	03/04/22	SGD	3,324	USD	2,473	25
Brown Brothers Harriman	03/04/22	SGD	34	USD	25	—
Brown Brothers Harriman	03/04/22	USD	3,170	CHF	2,929	24
Brown Brothers Harriman	03/04/22	USD	687	CHF	630	—
Brown Brothers Harriman	03/04/22	NOK	500	USD	57	—
Brown Brothers Harriman	03/04/22	NOK	4,142	USD	465	(6)
Brown Brothers Harriman	03/04/22	USD	5,364	EUR	4,712	(70)
Brown Brothers Harriman	03/04/22	USD	2,563	JPY	296,170	9
Brown Brothers Harriman	03/04/22	USD	3,160	JPY	363,448	(4)
Brown Brothers Harriman	03/04/22	CAD	1,190	USD	939	1
Brown Brothers Harriman	03/04/22	CAD	4,984	USD	3,925	(5)
Brown Brothers Harriman	03/04/22	SEK	5,713	USD	615	10
Brown Brothers Harriman	03/04/22	SEK	1,413	USD	147	(3)
Brown Brothers Harriman	03/04/22	DKK	6,531	USD	999	12

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/04/22	DKK	1,198	USD	179	$(2)
Brown Brothers Harriman	03/04/22	EUR	7,414	USD	8,441	112
Brown Brothers Harriman	03/04/22	EUR	994	USD	1,105	(12)
Brown Brothers Harriman	03/04/22	HKD	20,288	USD	2,602	5
Brown Brothers Harriman	03/04/22	JPY	190,226	USD	1,656	5
Brown Brothers Harriman	03/04/22	JPY	866,508	USD	7,492	(32)
Morgan Stanley	12/15/21	CLP	13,215,516	USD	209,301	1,560
Standard Chartered	03/04/22	SGD	21,171	USD	15,712	115
Westpac Banking	03/04/22	EUR	117,441	USD	133,055	1,124
						$2,992

Percentages are based on Net Assets of $2,531,234 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $12,418 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $13,226 ($ Thousands).

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
L.P. — Limited Partnership
Ltd. — Limited
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLC — Public Limited Company
S&P— Standard & Poor's
SGD — Singapore Dollar
SEK — Swedish Krona
Ser — Series
SPI — Share Price Index
TOPIX — Tokyo Price Index
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,791,279	696,195	–	2,487,474
Preferred Stock	–	2,404	–	2,404
Affiliated Partnership	–	13,226	–	13,226
Cash Equivalent	41,192	–	–	41,192
Total Investments in Securities	1,832,471	711,825	–	2,544,296

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(230)	–	–	(230)
Forwards Contracts*
Unrealized Appreciation	–	3,444	–	3,444
Unrealized Depreciation	–	(452)	–	(452)
Total Other Financial Instruments	(230)	2,992	–	2,762

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$21,842	$152,156	$(160,782)	$1	$9	$13,226	13,213,621	$191	$—
SEI Daily Income Trust, Government Fund, Cl F	—	427,517	(386,325)	—	—	41,192	41,192,151	3	—
Totals	$21,842	$579,673	$(547,107)	$1	$9	$54,418		$194	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%
Argentina — 0.1%
Ternium SA ADR	270,299	$10,617
Australia — 3.0%
Adbri Ltd	608,537	1,479
Altium Ltd	32,487	767
Aristocrat Leisure Ltd	173,980	4,803
ASX Ltd	551,697	33,284
Beacon Lighting Group Ltd	12,449	24
BGP Holdings *	239,898	–
BHP Group Ltd	586,334	20,230
BlueScope Steel Ltd	1,826,988	27,385
Fortescue Metals Group Ltd	2,172,306	29,131
GrainCorp Ltd, Cl A	11,293	70
Incitec Pivot Ltd	999,438	2,264
Lynas Rare Earths Ltd *	2,266,917	17,167
Macquarie Group Ltd	42,240	5,605
Mineral Resources Ltd	37,896	1,275
Orora Ltd	848,712	2,306
Premier Investments Ltd	4,382	89
Qantas Airways Ltd *	11,521,970	42,970
Ridley Corp Ltd	27,537	29
Seven West Media Ltd *	37,897	17
Sonic Healthcare Ltd	720,049	18,551
South32 Ltd	10,255,407	36,512
Suncorp Group Ltd	5,135,490	40,414
Technology One Ltd	75,373	546
Whitehaven Coal Ltd	1,048,765	2,490
		287,408

Austria — 0.4%
ANDRITZ AG	104,561	4,686
Erste Group Bank AG	12,104	435
OMV AG	527,898	25,152
Raiffeisen Bank International AG *	46,168	763
voestalpine AG	70,059	2,317
		33,353

Belgium — 0.3%
KBC Group NV	453,851	32,529
Brazil — 1.4%
Atacadao SA	5,455,400	20,173
B3 SA - Brasil Bolsa Balcao	14,586,174	41,281
Banco Bradesco SA ADR	2,422,050	9,349
Banco do Brasil SA	338,100	2,311
BrasilAgro - Co Brasileira de Propriedades Agricolas	35,400	226
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	94,500	260
Cia Siderurgica Nacional SA	555,251	2,705
CPFL Energia SA	4,188,100	24,600
Jalles Machado SA	26,200	55
JBS SA	3,624,400	25,250
Minerva SA/Brazil	931,944	1,955

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Petroleo Brasileiro SA ADR	374,681	$5,354
		133,519

Canada — 3.1%
Advantage Energy Ltd *	350,800	2,049
Aritzia Inc *	76,896	2,922
Birchcliff Energy Ltd (A)	604,500	3,212
BRP Inc	154,344	11,054
Canadian Natural Resources Ltd	394,100	22,002
Canfor Corp *	177,499	4,015
Capstone Mining Corp *	68,300	354
Celestica Inc *	12,700	151
CI Financial Corp	93,718	1,533
Colliers International Group Inc	2,451	337
Dollarama Inc	245,276	12,667
Finning International Inc	76,400	2,222
First Quantum Minerals Ltd	1,225,423	35,912
Gildan Activewear Inc	207,400	8,137
Home Capital Group Inc, Cl B	497,200	15,018
IBI Group Inc *	11,700	130
Interfor Corp *	48,800	1,486
Magna International Inc, Cl A	311,738	23,145
Martinrea International Inc	74,445	580
MEG Energy Corp *	187,600	2,448
Methanex Corp	8,000	416
National Bank of Canada	168,771	13,523
North West Co Inc/The	23,000	653
Nutrien Ltd	132,900	11,422
NuVista Energy Ltd *	424,127	3,230
Peyto Exploration & Development Corp (A)	143,313	1,236
Richelieu Hardware Ltd	6,200	237
SNC-Lavalin Group Inc	1,741,500	39,187
TMX Group Ltd	287,056	28,978
Toromont Industries Ltd	227,514	19,272
Tourmaline Oil Corp	535,000	21,090
Uni-Select Inc *	1,652	34
West Fraser Timber Co Ltd	30,200	3,013
WSP Global Inc	67,100	8,227
		299,892

China — 2.3%
Bank of Communications Co Ltd, Cl H	3,656,985	2,508
China Coal Energy Co Ltd, Cl H	5,173,645	3,253
China Construction Bank Corp, Cl H	32,850,000	24,638
China Everbright Bank Co Ltd, Cl H	2,172,000	808
COSCO SHIPPING Holdings Co Ltd, Cl H *	73,000	148
Industrial Bank Co Ltd, Cl A	6,712,700	23,550
JD.com Inc, Cl A *	103,667	3,726
Li Ning Co Ltd	625,500	6,254
LONGi Green Energy Technology Co Ltd, Cl A *	4,575,222	56,700
Midea Group Co Ltd, Cl A	4,859,057	51,518
NXP Semiconductors NV	131,780	25,054

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oppein Home Group Inc, Cl A	1,070,250	$21,539
PICC Property & Casualty Co Ltd	5,270,000	5,565
Zhenro Properties Group Ltd	810,000	70
		225,331

Denmark — 2.8%
ALK-Abello A/S *	1,010	387
AP Moller - Maersk A/S, Cl B	10,247	32,562
Coloplast A/S, Cl B	55,669	8,391
D/S Nordern A/S	29,124	762
Demant A/S *	385,812	16,328
DSV A/S	79,023	14,642
Genmab A/S *	102,319	34,437
Novo Nordisk A/S, Cl B	1,136,603	117,258
Pandora A/S	352,512	36,566
Royal Unibrew A/S	62,400	6,660
Solar A/S, Cl B	1,206	143
		268,136

Finland — 0.3%
Fortum Oyj	228,640	4,832
Kesko Oyj, Cl B	285,944	8,452
Metso Outotec Oyj	465,470	3,962
Orion Oyj, Cl B	146,942	6,931
Sampo Oyj, Cl A	116,380	5,535
		29,712

France — 7.4%
Air Liquide SA	210,220	34,914
Airbus SE	292,500	37,426
Alstom SA	774,774	19,757
BNP Paribas SA	652,540	38,068
Catana Group	6,122	52
Cie de Saint-Gobain	813,770	50,401
Criteo SA ADR *	113,015	3,759
Danone SA	472,140	28,717
Esker SA	419	99
EssilorLuxottica SA	50,300	8,800
Eurofins Scientific SE	122,665	12,362
Euronext NV	299,865	27,020
Faurecia SE	721,051	27,305
Ipsen SA	62,126	7,236
Legrand SA	116,809	11,067
L'Oreal SA	71,776	28,363
LVMH Moet Hennessy Louis Vuitton SE	38,435	28,324
Orange SA	1,661,010	20,044
Pernod Ricard SA	72,754	15,938
Publicis Groupe SA	447,741	29,817
Remy Cointreau SA	28,345	5,465
Sanofi	909,709	95,473
Sartorius Stedim Biotech	17,183	6,623
Schneider Electric SE	60,935	9,489
Societe Generale SA	598,659	17,129

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sodexo SA	1,267,282	$106,442
Somfy SA	759	136
Stellantis NV	1,700,962	31,159
Veolia Environnement SA	315,530	11,015
		712,400

Germany — 4.2%
adidas AG	96,610	22,672
Aroundtown SA	4,870,566	30,141
BioNTech SE ADR *(A)	117,063	17,654
Carl Zeiss Meditec AG	65,863	10,318
Continental AG *	246,454	21,008
Dermapharm Holding SE	350	25
Deutsche Bank AG	176,563	2,206
Deutsche Boerse AG	198,158	33,678
Deutsche Post AG	118,769	5,984
Deutsche Telekom AG	1,748,980	31,276
Fresenius Medical Care AG & Co KGaA	499,610	32,100
Heidelberger Druckmaschinen AG *	293,969	826
K+S AG	162,113	4,150
Knorr-Bremse AG	153,560	13,473
Merck KGaA	121,184	24,240
QIAGEN NV *	117,296	5,840
Rheinmetall AG	445,555	66,358
SAP SE	346,191	39,159
Scout24 SE	179,757	10,409
Siemens AG	214,610	30,115
Siemens Energy AG	107,308	2,518
Wacker Chemie AG	14,643	2,246
		406,396

Greece — 0.0%
Danaos Corp	634	59
National Bank of Greece SA *	221,702	818
		877

Hong Kong — 6.2%
AIA Group Ltd	1,420,200	14,804
Alibaba Group Holding Ltd *	2,091,400	27,738
Alibaba Group Holding Ltd ADR *	95,518	10,047
ASM Pacific Technology Ltd	174,500	1,914
Bank of China Ltd, Cl H	8,699,000	3,390
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
China Resources Gas Group Ltd	4,114,000	18,885
China Resources Land Ltd	7,586,000	36,941
China Risun Group Ltd	1,989,000	1,241
China Sanjiang Fine Chemicals Co Ltd	1,844,242	489
Chow Tai Fook Jewellery Group Ltd	1,585,200	3,299
CIFI Holdings Group Co Ltd	46,086,600	32,187
Dongyue Group Ltd	450,000	657
Galaxy Entertainment Group Ltd *	3,508,000	19,555
Hong Kong Exchanges & Clearing Ltd	535,535	25,942
Industrial & Commercial Bank of China Ltd, Cl H	25,698,181	15,372

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kunlun Energy Co Ltd	34,624,000	$34,091
Lee & Man Paper Manufacturing Ltd	2,639,243	1,699
Lenovo Group Ltd	12,574,000	14,028
Lonking Holdings Ltd	1,502,732	401
NetDragon Websoft Holdings Ltd	325,000	730
Nine Dragons Paper Holdings Ltd	5,526,000	5,311
Orient Overseas International Ltd	593,003	16,780
PetroChina Co Ltd, Cl H	28,334,045	15,377
Samsonite International SA *	29,593,650	66,363
Sands China Ltd *	13,755,200	36,149
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	18,660,000	33,658
SITC International Holdings Co Ltd	665,000	2,746
Skyworth Group Ltd *	706,000	400
Techtronic Industries Co Ltd	303,000	5,094
Tencent Holdings Ltd	333,200	17,951
Tingyi Cayman Islands Holding Corp	992,000	2,187
Tongcheng Travel Holdings Ltd *	9,643,200	17,983
Topsports International Holdings Ltd	41,064,000	42,849
Xinyi Glass Holdings Ltd	15,524,000	40,902
Zhongsheng Group Holdings Ltd	4,441,500	31,026
		598,186

Hungary — 0.2%
OTP Bank Nyrt *	557,668	21,694
India — 1.4%
Butterfly Gandhimathi Appliances Ltd	3,466	64
Coal India Ltd	672,781	1,525
GAIL India Ltd	1,189,702	2,307
HCL Technologies Ltd	10,031	151
HDFC Bank Ltd ADR	427,494	26,577
Hindustan Aeronautics Ltd	123,830	2,296
Hindustan Petroleum Corp Ltd	229,724	840
Indian Oil Corp Ltd	2,393,512	3,682
Infosys Ltd	270,075	6,165
Karnataka Bank Ltd/The	166,869	134
Kewal Kiran Clothing Ltd	9,323	25
KPIT Technologies Ltd	81,978	630
Mindtree Ltd	11,485	596
Mphasis Ltd	89,754	3,740
National Aluminium Co Ltd	4,731,568	7,707
Nava Bharat Ventures Ltd	28,192	48
Oracle Financial Services Software Ltd	17,989	815
Orient Green Power Co Ltd *	39,573	6
Page Industries Ltd	3,615	2,036
Persistent Systems Ltd	66,361	3,505
Power Grid Corp of India Ltd	7,901,117	22,013
Precision Wires India Ltd	15,991	19
Redington India Ltd	529,020	1,089
Reliance Industries Ltd	206,610	6,515
Tata Elxsi Ltd	14,721	1,269
Tech Mahindra Ltd	1,976,894	37,282

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WNS Holdings Ltd ADR *	11,264	$931
		131,967

Indonesia — 0.1%
Adaro Energy Tbk PT	17,171,000	2,943
Astra Agro Lestari Tbk PT	273,460	217
Bank Mandiri Persero Tbk PT	3,523,500	1,888
Bank Tabungan Negara Persero Tbk PT *	488,682	61
Dharma Satya Nusantara Tbk PT	1,371,800	60
Gudang Garam Tbk PT	105,867	232
Hanjaya Mandala Sampoerna Tbk PT	753,659	51
Japfa Comfeed Indonesia Tbk PT	1,655,800	182
Telkom Indonesia Persero Tbk PT	5,711,900	1,728
United Tractors Tbk PT	1,651,500	2,874
		10,236

Ireland — 1.6%
Accenture PLC, Cl A	78,473	24,799
Bank of Ireland Group PLC *	5,797,315	38,071
CRH PLC	627,900	28,070
ICON PLC *	243,686	58,000
		148,940

Israel — 1.8%
Bank Hapoalim BM	1,490,397	15,808
Bank Leumi Le-Israel BM	5,496,359	59,466
Bezeq The Israeli Telecommunication Corp Ltd *	44,347	73
Check Point Software Technologies Ltd *	389,963	56,498
ICL Group Ltd	453,160	5,228
Inmode Ltd *	90,616	3,868
Isracard Ltd	18	–
Israel Discount Bank Ltd, Cl A	1,725,229	11,346
Mizrahi Tefahot Bank Ltd	70,603	2,755
Perion Network Ltd *	4,063	93
ZIM Integrated Shipping Services Ltd	194,529	13,576
		168,711

Italy — 3.5%
Aeffe SpA *	23,423	60
Azimut Holding SpA	79,272	1,904
Banca IFIS SpA	56,630	1,204
Banco BPM SpA	2,189,431	7,495
Danieli & C Officine Meccaniche SpA	5,930	93
DiaSorin SpA	5,225	784
Enel SpA	4,090,970	30,126
Eni SpA	2,187,461	33,964
EXOR NV	176,053	13,338
Iveco Group NV *	473,172	3,953
Mediobanca Banca di Credito Finanziario SpA	2,784,930	29,130
MFE-MediaForEurope, Cl A *	322,857	291
MFE-MediaForEurope, Cl B *	379,719	468
Pirelli & C SpA	5,057,270	27,889

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prysmian SpA	1,770,196	$58,224
Recordati SpA	61,283	2,993
Sanlorenzo SpA/Ameglia	673	29
Stellantis NV	3,951,384	72,308
Tenaris SA	148,258	1,928
UniCredit SpA	3,936,401	49,108
		335,289

Japan — 12.4%
Advantest Corp	336,300	26,728
AEON Financial Service Co Ltd	228,100	2,355
Amada Co Ltd	2,280,000	20,229
Aoyama Trading Co Ltd	11,600	69
Arealink Co Ltd	2,000	23
Asahi Group Holdings Ltd	1,864,200	75,487
Bank of Saga Ltd	1,800	24
Brother Industries Ltd	83,900	1,523
Canon Inc	630,700	14,846
Capcom Co Ltd (A)	581,200	13,707
Chori Co Ltd	1,600	25
COLOPL Inc *	121,700	684
Daihatsu Diesel Manufacturing Co Ltd	5,200	23
Daihen Corp	1,300	49
Dai-ichi Life Holdings Inc	87,200	1,824
Daisue Construction Co Ltd	2,500	29
Daito Trust Construction Co Ltd	321,900	35,702
Daitron Co Ltd	1,600	25
Daiwa House Industry Co Ltd	112,500	3,204
Daiwa Industries Ltd	2,500	24
Digital Hearts Holdings Co Ltd	3,900	53
Digital Holdings Inc	4,600	60
Dip Corp	417,100	12,340
Disco Corp	17,400	4,889
Elecom Co Ltd	11,400	157
ENEOS Holdings Inc	5,508,600	21,941
Fudo Tetra Corp	2,000	27
Fuji Electric Co Ltd	769,500	39,719
Fujibo Holdings Inc	1,000	31
Fujitsu Ltd	187,200	27,037
Glory Ltd	3,600	65
GungHo Online Entertainment Inc	1,116,000	24,601
Gunze Ltd	1,400	48
Hirata Corp	1,000	45
Hitachi Ltd	1,313,200	64,735
Horiba Ltd	398,700	22,913
I-PEX Inc	6,700	86
Japan Post Insurance Co Ltd	201,100	3,425
JK Holdings Co Ltd	3,600	33
Kanamoto Co Ltd	5,200	103
Kao Corp	481,400	22,528
KDDI Corp	662,100	21,635
Keyence Corp	54,349	25,552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Konami Holdings Corp	413,900	$23,406
Konica Minolta Inc	585,700	2,477
Lawson Inc	70,400	2,939
Makita Corp	113,000	4,043
Mazda Motor Corp	697,000	5,166
Miroku Jyoho Service Co Ltd	6,800	90
Mitsubishi Electric Corp	737,900	8,860
Mitsubishi UFJ Financial Group Inc	9,756,400	60,359
Mitsui & Co Ltd	352,200	8,791
Mixi Inc	264,700	5,136
Nihon M&A Center Holdings Inc	14,600	214
Nihon Unisys Ltd	86,100	2,363
Nikon Corp	224,200	2,330
Nippon Shinyaku Co Ltd	234,100	15,173
Nippon Telegraph & Telephone Corp	37,100	1,062
Nippon Thompson Co Ltd	12,000	57
Nissan Tokyo Sales Holdings Co Ltd	86,600	177
Nitto Seiko Co Ltd	5,400	24
Nittoku Co Ltd	3,700	86
Okabe Co Ltd	6,100	38
ORIX Corp	4,069,100	80,724
Pacific Industrial Co Ltd	5,300	47
Pasona Group Inc	3,800	83
Pigeon Corp	184,100	3,395
Recordati Industria Chimica e Farmaceutica SpA	1,216,660	50,701
Sankyu Inc	495,700	17,238
SBI Holdings Inc/Japan	1,151,315	30,148
SCREEN Holdings Co Ltd	381,800	37,356
Seiko Epson Corp	197,800	3,043
Seven & i Holdings Co Ltd	355,700	17,292
Shimamura Co Ltd	74,900	6,775
Shimano Inc	34,800	8,095
Shin-Etsu Chemical Co Ltd	30,400	4,696
Shinnihon Corp	3,800	25
Showa Denko KK	1,766,400	32,471
Sinfonia Technology Co Ltd	2,900	33
SMS Co Ltd	347,000	9,337
Soda Nikka Co Ltd	4,600	29
Sompo Holdings Inc	34,300	1,495
Sony Group Corp	763,971	78,489
Sprix Ltd	2,400	30
Star Micronics Co Ltd	7,200	92
Sumitomo Forestry Co Ltd	3,900	75
Sumitomo Mitsui Financial Group Inc	276,700	9,868
Sumitomo Rubber Industries Ltd	171,000	1,656
Suzuki Motor Corp	781,700	31,093
T&D Holdings Inc	62,500	908
Takaoka Toko Co Ltd	4,000	51
TIS Inc	256,600	6,081
Tobishima Corp	4,500	45
Tochigi Bank	17,500	34

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toei Animation Co Ltd	89,700	$7,983
Toho Holdings Co Ltd	45,300	746
Tokio Marine Holdings Inc	52,600	3,006
Tokyo Electron Ltd	53,400	26,151
Toshiba Corp	25,300	1,008
Tosoh Corp	2,557,700	39,881
Trend Micro Inc/Japan	64,500	3,599
UT Group Co Ltd	616,300	18,718
Wakita & Co Ltd	3,600	31
Workman Co Ltd	113,400	4,970
Xebio Holdings Co Ltd	4,500	38
Yamaha Motor Co Ltd	61,100	1,374
Yondenko Corp	1,900	27
Yurtec Corp	5,600	36
Z Holdings Corp	4,952,200	24,074
		1,194,441

Luxembourg — 0.0%
Majorel Group Luxembourg SA *	1,969	60
Malaysia — 0.1%
Hong Leong Financial Group Bhd	123,020	566
Pantech Group Holdings Bhd	216,400	32
Petronas Chemicals Group Bhd	3,172,600	7,221
		7,819

Mexico — 0.4%
Arca Continental SAB de CV	199,233	1,316
Grupo Financiero Banorte SAB de CV, Cl O	5,503,930	37,440
		38,756

Monaco — 0.0%
Costamare Inc	6,655	90
Netherlands — 4.7%
ABN AMRO Bank NV	2,065,680	27,321
Adyen NV *	13,248	27,245
ArcelorMittal SA	1,547,082	48,040
ASML Holding NV	101,952	68,235
BE Semiconductor Industries NV	97,151	8,215
ING Groep NV	5,626,138	65,862
Koninklijke Ahold Delhaize NV	897,320	27,598
Koninklijke DSM NV	171,652	32,168
NN Group NV	1,151,728	55,233
OCI NV *	983,366	27,943
Randstad NV	293,434	19,828
Universal Music Group NV	441,349	10,114
Wolters Kluwer NV	387,534	39,384
		457,186

Norway — 1.7%
Aker BP ASA	448,724	14,030
DNB Bank ASA	3,221,402	72,076
Equinor ASA	1,021,131	32,394
FLEX LNG Ltd (A)	27,902	692
Gjensidige Forsikring ASA	392,210	9,719

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kongsberg Gruppen ASA	10,423	$368
MPC Container Ships AS	607,898	1,912
Norsk Hydro ASA	888,240	8,427
Salmar ASA	293,210	21,637
		161,255

Poland — 0.3%
Asseco Poland SA	5,628	99
Bank Polska Kasa Opieki SA	199,190	5,482
Cognor Holding SA	41,096	45
Enea SA	23,360	49
Orange Polska SA	366,955	683
PGE Polska Grupa Energetyczna SA *	571,768	1,114
Polskie Gornictwo Naftowe i Gazownictwo SA	1,871,271	2,483
Powszechna Kasa Oszczednosci Bank Polski SA *	720,317	6,936
Powszechny Zaklad Ubezpieczen SA	867,127	6,535
Santander Bank Polska SA	8,857	665
Tauron Polska Energia SA *	216,977	129
		24,220

Portugal — 0.4%
EDP - Energias de Portugal SA	8,390,810	40,831
Qatar — 0.1%
Gulf International Services QSC *	152,244	74
Industries Qatar QSC	374,699	1,883
Mekdam Holding Group	38,114	101
Ooredoo QPSC	238,410	503
Qatar National Bank QPSC	1,745,029	10,447
		13,008

Russia — 0.0%
Raspadskaya OJSC (B)	374,156	559
Saudi Arabia — 0.8%
Al Rajhi Bank	472,355	20,251
Arabian Cement Co/Saudi Arabia	135,430	1,446
Astra Industrial Group	142,790	1,495
Bank AlBilad *	49,058	770
Bawan Co	102,169	990
Etihad Etisalat Co	266,058	2,479
National Industrialization Co *	1,303,903	7,862
National Medical Care Co	19,877	372
Saudi Basic Industries Corp	913,862	30,408
Saudi Electricity Co	236,052	1,737
Saudi Kayan Petrochemical Co *	808,541	4,400
United International Transportation Co	274,676	3,576
Zamil Industrial Investment Co *	241,983	1,810
		77,596

Singapore — 0.0%
Jardine Cycle & Carriage Ltd	103,200	1,665
South Africa — 0.3%
ArcelorMittal South Africa Ltd *	135,846	77

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clicks Group Ltd	673,190	$13,056
Harmony Gold Mining Co Ltd ADR	29,780	127
Investec Ltd	16,991	95
MTN Group *	583,330	7,242
Shoprite Holdings Ltd	301,580	4,475
Thungela Resources Ltd *	32,059	290
		25,362

South Korea — 5.6%
Agabang&Company *	18,483	62
BNK Financial Group Inc	912,896	5,989
Coway Co Ltd	816,401	48,915
Daishin Securities Co Ltd	34,929	496
DB HiTek Co Ltd	14,156	823
DGB Financial Group Inc	183,394	1,448
Doosan Co Ltd	13,472	1,276
Fila Holdings Corp	60,114	1,784
Hana Financial Group Inc	906,321	36,772
Hanwha Aerospace Co Ltd	59,282	2,586
Hyosung TNC Corp	2,851	1,156
Hyundai Engineering & Construction Co Ltd	30,233	1,091
Hyundai Steel Co	111,743	3,716
Ilshin Spinning Co Ltd	206	20
KB Financial Group Inc	1,207,006	59,908
Kia Corp	610,736	38,028
Korea Investment Holdings Co Ltd	7,078	469
KT Corp	162,266	4,323
KT Corp SP ADR *	604,051	7,967
LG Display Co Ltd (A)	263,211	4,123
LG Electronics Inc	221,204	23,147
LG Household & Health Care Ltd	8,130	6,440
Lotte Confectionery Co Ltd	316	31
LS Electric Co Ltd	9,570	344
LX Semicon Co Ltd	14,574	1,400
Meritz Financial Group Inc	863	26
POSCO Holdings Inc	58,179	13,845
Sajodaerim Corp	1,585	38
Samsung Card Co Ltd	32,499	869
Samsung Electronics Co Ltd	1,822,697	110,610
Shinhan Financial Group Co Ltd	362,856	11,788
SK Hynix Inc	653,646	68,558
SK Square Co Ltd *	260,869	12,148
SK Telecom Co Ltd	1,371,859	62,368
SPC Samlip Co Ltd	642	45
Unid Co Ltd	12,581	912
Woori Financial Group Inc	467,773	5,590
		539,111

Spain — 0.6%
Amadeus IT Group SA, Cl A *	570,910	38,186
Banco Bilbao Vizcaya Argentaria SA	1,479,220	8,750
Industria de Diseno Textil SA	356,947	9,408

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratorios Farmaceuticos Rovi SA	1,649	$134
		56,478

Sweden — 2.0%
Assa Abloy AB, Cl B	521,037	13,857
Atlas Copco AB, Cl A	105,300	5,511
BE Group AB	5,886	88
Byggmax Group AB	33,821	237
Clas Ohlson AB, Cl B	34,854	394
Essity AB, Cl B	951,550	24,659
Ferronordic AB	9,299	110
Fortnox AB	112,905	454
Getinge AB, Cl B	263,721	10,356
H & M Hennes & Mauritz AB, Cl B	733,320	12,434
Hexagon AB, Cl B	995,908	13,571
Husqvarna AB, Cl B	697,669	8,448
Kinnevik AB, Cl B *	315,592	8,100
Lundin Energy AB	153,524	5,702
New Wave Group AB, Cl B	23,713	362
Nordea Bank Abp	3,023,600	33,847
Securitas AB, Cl B	2,122,314	25,839
Swedish Match AB	4,043,000	29,666
		193,635

Switzerland — 5.4%
Alcon Inc	114,430	8,823
Belimo Holding AG	5,616	2,985
Bossard Holding AG	430	120
Comet Holding AG	1,917	582
Georg Fischer AG	361	446
Holcim Ltd	1,081,073	54,187
Kuehne + Nagel International AG	84,961	23,264
Lonza Group AG	47,460	32,914
Nestle SA	874,030	113,961
Novartis AG	7,487	658
Partners Group Holding AG	15,075	20,454
Roche Holding AG	421,282	160,207
Sonova Holding AG	48,743	18,938
STMicroelectronics NV	652,089	27,445
Straumann Holding AG	10,827	17,147
Swatch Group AG/The, Cl B	118,250	36,646
Tecan Group AG	4,227	1,831
UBS Group AG	152,163	2,771
		523,379

Taiwan — 4.1%
Acer Inc	2,550,000	2,647
Asia Vital Components Co Ltd	605,000	2,413
ASPEED Technology Inc	14,000	1,379
Asustek Computer Inc	997,000	13,299
Cathay Financial Holding Co Ltd	2,820,000	6,319
China Development Financial Holding Corp	3,837,000	2,630
Compal Electronics Inc	3,490,000	3,180

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CTBC Financial Holding Co Ltd	3,352,000	$3,274
eMemory Technology Inc	32,000	2,155
Evergreen Marine Corp Taiwan Ltd	1,836,000	9,714
Faraday Technology Corp	285,000	2,841
Fubon Financial Holding Co Ltd	1,435,170	3,868
General Interface Solution Holding Ltd	845,000	2,755
Gigabyte Technology Co Ltd	1,444,000	7,384
Global Unichip Corp	7,000	116
Greatek Electronics Inc	273,000	718
Holtek Semiconductor Inc	431,000	1,693
Hon Hai Precision Industry Co Ltd	7,995,000	29,663
King Yuan Electronics Co Ltd	2,002,000	3,148
Lite-On Technology Corp	3,459,000	8,509
Macronix International Co Ltd	1,125,000	1,773
MediaTek Inc	839,018	32,754
Micro-Star International Co Ltd	1,293,000	7,324
Novatek Microelectronics Corp	2,265,000	37,673
OptoTech Corp	898,000	1,705
Pegatron Corp	493,000	1,226
Pou Chen Corp	5,358,000	6,184
Realtek Semiconductor Corp	658,000	10,843
Silicon Motion Technology Corp ADR	13,086	949
Simplo Technology Co Ltd	2,002,000	22,471
Taishin Financial Holding Co Ltd	7,344,252	5,153
Taiwan Semiconductor Manufacturing Co Ltd	5,506,267	117,723
Taiwan Semiconductor Manufacturing Co Ltd ADR	189,684	20,298
Topco Scientific Co Ltd	62,000	384
Wan Hai Lines Ltd	440,000	3,002
WT Microelectronics Co Ltd	108,000	324
Yuanta Financial Holding Co Ltd	21,414,183	19,095
		396,586

Thailand — 1.1%
Airports of Thailand PCL *	2,038,200	4,030
Bangkok Bank PCL	2,116,000	9,096
Indorama Ventures PCL	1,228,000	1,706
Kasikornbank PCL	4,123,400	20,694
Krung Thai Bank PCL	2,804,800	1,207
PTT Exploration & Production PCL	1,111,900	4,691
PTT Global Chemical PCL	14,400	23
Sansiri PCL	4,493,800	170
Siam Commercial Bank PCL/The	17,034,200	65,732
Thai Oil PCL	884,600	1,467
Tisco Financial Group PCL	8,600	26
		108,842

Turkey — 0.0%
Akbank TAS	610,235	311
Enka Insaat ve Sanayi AS	108,173	96
KOC Holding AS	360,777	827

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tekfen Holding AS	15,928	$21
		1,255

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	398,654	1,169
Dubai Islamic Bank PJSC	1,253,434	2,082
Emaar Properties PJSC	3,334,456	4,634
Emirates NBD Bank PJSC	482,688	1,880
First Abu Dhabi Bank PJSC	1,144,314	6,436
		16,201

United Kingdom — 12.8%
888 Holdings PLC	23,393	76
Anglo American PLC	1,905,984	98,121
Antofagasta PLC	1,328,418	27,119
Aon PLC, Cl A	69,801	20,392
Aptiv PLC *	206,888	26,780
Ashtead Group PLC	386,461	25,015
Atlassian Corp PLC, Cl A *	73,580	22,495
British American Tobacco PLC	186,950	8,153
Clarkson PLC	1,023	45
CNH Industrial NV	2,317,124	33,313
ConvaTec Group PLC	18,594,804	45,340
Dechra Pharmaceuticals PLC	185,664	10,277
Diageo PLC	1,208,473	60,061
Endava PLC ADR *	64,199	8,550
Endeavour Mining PLC	902,590	24,352
Entain PLC *	1,456,160	32,767
Evraz PLC (A)	860,326	1,699
Ferguson PLC	174,568	26,795
Ferrexpo PLC	2,514,912	5,773
Firstgroup PLC *	96,128	127
Frasers Group PLC *	30,969	266
Fresnillo PLC	374,273	3,629
GlaxoSmithKline PLC	1,330,874	27,713
Glencore PLC	804,770	4,760
Globaltrans Investment PLC GDR	6,013	11
Greencore Group PLC *	10,838,444	19,014
Howden Joinery Group PLC	247,188	2,811
Inchcape PLC	11,317	113
Indivior PLC *	245,093	920
Informa PLC *	8,375,885	65,481
Intertek Group PLC	386,211	27,629
Investec PLC	807,235	4,402
Just Group PLC *	73,701	82
Kingfisher PLC	22,768,437	93,826
Linde PLC	129,701	37,746
London Stock Exchange Group PLC	116,750	10,351
Man Group PLC/Jersey	46,253	120
Marks & Spencer Group PLC *	342,777	804
Melrose Industries PLC	43,649,520	85,027
NatWest Group PLC	20,398,767	62,334
Ninety One PLC	299,409	993

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nomad Foods Ltd *	3,494,955	$88,003
Pagegroup PLC	123,008	936
Persimmon PLC	786,050	25,260
Prudential PLC	574,256	8,630
QinetiQ Group PLC	311,042	1,221
RELX PLC	841,943	25,644
Royal Mail PLC	511,368	2,681
Sensata Technologies Holding PLC *	839,869	48,637
Shell PLC	2,014,336	53,652
Smith & Nephew PLC	2,080,790	36,840
Smiths News PLC	201	–
Speedy Hire PLC	89,405	63
SThree PLC	3,037	18
Unilever PLC	284,443	14,290
Vodafone Group PLC	3,533,550	6,185
Wise PLC, Cl A *	24,368	177
		1,237,519

United States — 1.7%
Baker Hughes Co, Cl A	2,220,350	65,234
Berry Global Group Inc *	735,388	44,601
Gentex Corp	716,973	21,703
Globant SA *	17,690	4,847
S&P Global Inc	80,410	30,210
		166,595

Total Common Stock
(Cost $8,173,195) ($ Thousands)		9,137,642

PREFERRED STOCK — 0.6%
Brazil — 0.3%
Braskem SA	318,300	2,949
Itau Unibanco Holding SA *	1,006,100	4,974
Petroleo Brasileiro SA	2,886,800	19,052
		26,975

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
South Korea — 0.3%
Samsung Electronics Co Ltd	455,426	$25,336
Total Preferred Stock
(Cost $52,666) ($ Thousands)		52,311

EXCHANGE TRADED FUNDS — 0.1%
United States — 0.1%
iShares MSCI ACWI ex US ETF	1,000	52
iShares Trust iShares ESG Aware MSCI EAFE ETF	137,420	10,127
Total Exchange Traded Funds
(Cost $10,404) ($ Thousands)		10,179

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.050% **†(C)	20,141,926	20,151

Total Affiliated Partnership
(Cost $20,137) ($ Thousands)		20,151

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	261,949,789	261,950

Total Cash Equivalent
(Cost $261,950) ($ Thousands)		261,950

Total Investments in Securities — 98.4%
(Cost $8,518,352) ($ Thousands)		$9,482,233

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	2,044	Mar-2022	$92,642	$90,157	$(2,574)
FTSE 100 Index	416	Mar-2022	40,464	41,497	874
Hang Seng Index	45	Mar-2022	6,706	6,524	(175)
S&P TSX 60 Index	134	Mar-2022	26,393	26,949	224
SPI 200 Index	196	Mar-2022	24,866	24,972	(302)
TOPIX Index	365	Mar-2022	61,037	59,927	(980)
			$252,108	$250,026	$(2,933)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/17/22	USD	2,145	GBP	1,603	$6
Bank of America	03/17/22	USD	23,748	GBP	17,537	(217)
Bank of America	03/24/22	USD	3,326	MXN	68,178	(2)
Bank of America	03/24/22	USD	10,831	DKK	71,008	(97)
Bank of America	03/24/22	DKK	16,249	USD	2,479	23
Bank of America	03/24/22	MXN	46,256	USD	2,238	(17)
Bank of America	03/24/22	SEK	84,528	USD	9,256	292
Bank of America	04/07/22	USD	14,769	INR	1,111,738	(104)
Bank of America	04/13/22	CHF	9,708	USD	10,638	33
Bank of America	04/22/22	USD	4,465	CAD	5,677	12
Bank of America	04/22/22	CAD	11,461	USD	8,940	(99)
Bank of America	04/28/22	USD	2,600	HKD	20,282	(4)
Bank of America	04/28/22	USD	2,766	TWD	75,866	(52)
Bank of America	04/28/22	USD	2,079	JPY	239,804	6
Bank of America	04/28/22	USD	8,066	JPY	926,658	(8)
Bank of America	04/28/22	JPY	1,503,960	USD	13,018	(60)
Bank of America	04/28/22	KRW	62,683,992	USD	52,678	624
Bank of America	05/12/22	USD	1,853	EUR	1,622	(26)
Barclays PLC	03/02/22	USD	20,839	RUB	1,557,373	(6,309)
Barclays PLC	03/24/22	USD	2,048	SEK	19,554	25
Barclays PLC	04/07/22	USD	7,815	INR	589,593	(37)
Barclays PLC	04/07/22	INR	245,180	USD	3,247	13
Barclays PLC	04/07/22	INR	157,053	USD	2,062	(10)
Barclays PLC	04/22/22	USD	2,186	CAD	2,774	1
Barclays PLC	04/28/22	USD	19,481	HKD	151,840	(44)
Barclays PLC	04/29/22	TWD	315,180	USD	11,366	91
BNP Paribas	03/17/22	GBP	666	USD	901	8
BNP Paribas	04/22/22	CAD	4,536	USD	3,570	(7)
BNP Paribas	04/29/22	USD	2,067	TWD	58,057	10
BNP Paribas	04/28/22	USD	6,412	TWD	177,961	(45)
BNP Paribas	04/28/22	TWD	67,661	USD	2,461	41
Brown Brothers Harriman	03/02/22	USD	2,148	RUB	167,649	(584)
Brown Brothers Harriman	03/17/22	USD	3,236	GBP	2,418	9
Brown Brothers Harriman	04/07/22	USD	2,142	INR	162,045	(4)
Brown Brothers Harriman	04/28/22	KRW	6,489,960	USD	5,350	(40)
Citigroup	03/02/22	RUB	344,066	USD	4,332	1,122
Citigroup	04/07/22	USD	2,266	INR	169,784	(26)
Citigroup	04/07/22	INR	158,672	USD	2,090	(3)
Citigroup	04/13/22	CHF	2,050	USD	2,211	(28)
Citigroup	04/22/22	CAD	4,754	USD	3,729	(20)
Citigroup	05/12/22	USD	7,517	EUR	6,727	58
Citigroup	05/12/22	EUR	10,174	USD	11,577	121
Deutsche Bank	03/03/22	ILS	40,353	USD	12,875	285
Deutsche Bank	03/17/22	GBP	2,743	USD	3,712	31
Deutsche Bank	03/17/22	USD	3,332	GBP	2,453	(42)
Deutsche Bank	03/24/22	SEK	54,578	USD	5,973	184
Deutsche Bank	03/24/22	NOK	56,491	USD	6,414	(11)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	04/28/22	USD	4,630	JPY	533,631	$10
Deutsche Bank	05/06/22	USD	2,807	HUF	938,410	22
Goldman Sachs	03/03/22	BRL	16,147	USD	3,136	2
Goldman Sachs	03/17/22	GBP	17,700	USD	23,949	200
Goldman Sachs	03/24/22	USD	2,051	MXN	42,428	18
Goldman Sachs	03/24/22	MXN	108,086	USD	5,266	(4)
Goldman Sachs	04/22/22	CAD	5,041	USD	3,957	(19)
Goldman Sachs	04/28/22	AUD	3,068	USD	2,186	(42)
Goldman Sachs	05/12/22	USD	9,627	EUR	8,495	(61)
HSBC	03/03/22	ILS	22,056	USD	7,044	163
HSBC	03/03/22	BRL	66,659	USD	13,070	135
HSBC	04/28/22	USD	3,992	TWD	110,729	(31)
HSBC	04/28/22	TWD	1,277,689	USD	46,295	589
HSBC	05/12/22	USD	7,642	EUR	6,722	(72)
JPMorgan Chase Bank	04/13/22	USD	2,321	CHF	2,107	(20)
JPMorgan Chase Bank	04/21/22	USD	2,238	SGD	3,009	(21)
JPMorgan Chase Bank	04/28/22	HKD	19,614	USD	2,512	2
JPMorgan Chase Bank	05/12/22	USD	4,879	EUR	4,256	(87)
Morgan Stanley	03/03/22	USD	27,089	BRL	148,599	1,747
Morgan Stanley	03/03/22	BRL	39,299	USD	7,624	(2)
Morgan Stanley	03/17/22	USD	4,413	GBP	3,275	(20)
Morgan Stanley	03/17/22	GBP	6,176	USD	8,279	(8)
Morgan Stanley	03/24/22	MXN	126,276	USD	6,123	(33)
Morgan Stanley	04/07/22	USD	33,564	INR	2,537,074	(97)
Morgan Stanley	04/13/22	USD	2,250	CHF	2,073	15
Morgan Stanley	04/21/22	USD	12,400	SGD	16,709	(88)
Morgan Stanley	04/21/22	USD	20,260	ZAR	310,853	(268)
Morgan Stanley	04/22/22	USD	163,118	CAD	207,401	444
Morgan Stanley	04/28/22	USD	2,500	AUD	3,471	20
Morgan Stanley	04/28/22	USD	2,160	JPY	248,539	1
Morgan Stanley	04/28/22	USD	2,627	JPY	301,387	(6)
Morgan Stanley	04/28/22	AUD	5,492	USD	3,933	(54)
Morgan Stanley	04/28/22	USD	4,954	KRW	5,994,333	24
Morgan Stanley	04/28/22	USD	2,677	KRW	3,201,266	(19)
Morgan Stanley	04/28/22	HKD	19,194	USD	2,461	4
Morgan Stanley	04/28/22	USD	44,497	TWD	1,222,779	(756)
Morgan Stanley	04/28/22	TWD	66,677	USD	2,423	38
Morgan Stanley	04/28/22	JPY	711,895	USD	6,203	13
Morgan Stanley	04/28/22	JPY	101,222	USD	877	(3)
Morgan Stanley	04/28/22	KRW	9,469,997	USD	7,905	41
Morgan Stanley	05/12/22	EUR	4,860	USD	5,562	89
Morgan Stanley	05/12/22	USD	3,205	EUR	2,869	26
Morgan Stanley	05/12/22	USD	12,010	EUR	10,503	(183)
National Bank of Australia	04/28/22	USD	55,219	AUD	78,132	1,511
RBS	04/28/22	USD	3,319	JPY	383,303	14
RBS	04/28/22	AUD	3,436	USD	2,452	(43)
RBS	05/12/22	USD	3,094	EUR	2,765	20
Standard Bank	04/07/22	INR	168,655	USD	2,244	19

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	04/28/22	USD	3,780	AUD	5,288	$60
Standard Bank	04/28/22 - 04/29/22	USD	4,013	TWD	111,519	(24)
Standard Bank	04/28/22	TWD	221,761	USD	8,015	82
Standard Bank	04/28/22	JPY	13,716,003	USD	119,379	112
UBS	03/02/22	RUB	192,542	USD	2,497	701
UBS	03/03/22	BRL	26,494	USD	5,069	(72)
UBS	03/24/22	USD	2,379	DKK	15,850	17
UBS	04/13/22	CHF	5,947	USD	6,426	(70)
UBS	04/13/22	USD	14,627	CHF	13,525	148
UBS	04/22/22	USD	11,113	CAD	14,140	38
UBS	04/28/22	USD	5,100	JPY	588,138	14
UBS	04/28/22	USD	5,450	JPY	626,177	(5)
UBS	05/06/22	HUF	6,046,580	USD	19,221	994
UBS	05/12/22	USD	7,473	EUR	6,545	(103)
UBS	05/12/22	EUR	114,340	USD	130,837	2,081
						$2,302

Percentages are based on Net Assets of $9,640,774 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $18,905 ($ Thousands).
(B)	Securities considered illiquid. The total value of such securities as of February 28, 2022 was $1,117 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $20,151 ($ Thousands).

ACWI — All Country World Index ADR — American Depositary Receipt
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
HUF — Hungarian Forint
INR — Indian Rupee
ILS — Israeli New Sheckels
JPY — Japanese Yen
KRW — Korean Won
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MXN — Mexican Peso

NOK — Norwegian Krone
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
RUB — Russian Ruble
S&P— Standard & Poor's
SGD — Singapore Dollar
SEK — Swedish Krona
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Equity Ex-US Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,139,582	7,998,060	–	9,137,642
Preferred Stock	26,975	25,336	–	52,311
Exchange Traded Funds	10,179	–	–	10,179
Affiliated Partnership	–	20,151	–	20,151
Cash Equivalent	261,950	–	–	261,950
Total Investments in Securities	1,438,686	8,043,547	–	9,482,233

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,098	–	–	1,098
Unrealized Depreciation	(4,031)	–	–	(4,031)
Forwards Contracts*
Unrealized Appreciation	–	12,409	–	12,409
Unrealized Depreciation	–	(10,107)	–	(10,107)
Total Other Financial Instruments	(2,933)	2,302	–	(631)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and Forward Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$145,937	$528,993	$(654,788)	$18	$(9)	$20,151	20,141,926	$780	$—
SEI Daily Income Trust, Government Fund, Cl F	342,536	913,759	(994,353)	8	—	261,950	261,949,789	17	—
Totals	$488,473	$1,442,752	$(1,649,141)	$26	$(9)	$282,101		$797	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%
Argentina — 0.0%
Ternium SA ADR	843	$33
Australia — 4.0%
Aristocrat Leisure Ltd	6,710	185
Australian Vintage Ltd	55,293	30
BGP Holdings *(A)	4,500	–
BHP Group Ltd	23,592	814
BlueScope Steel Ltd	33,687	505
ClearView Wealth	38,689	20
Cogstate Ltd *	18,585	26
Euroz Hartleys Group	8,177	9
GR Engineering Services	15,488	25
GrainCorp Ltd, Cl A	52,637	324
Kelly Partners Group Holdings	2,467	9
Lynas Rare Earths Ltd *	54,195	410
Macmahon Holdings Ltd	286,343	37
Macquarie Group Ltd	1,630	216
Mader Group	10,186	17
Midway Ltd *	9,210	6
Mineral Resources Ltd	6,761	228
MMA Offshore *	26,297	9
MotorCycle Holdings Ltd	14,298	31
NZME	20,554	20
OM Holdings Ltd	113,500	81
PTB Group	15,686	14
Qantas Airways Ltd *	258,832	965
Sonic Healthcare Ltd	10,865	280
South32 Ltd	239,012	851
Trajan Group Holdings *	4,425	11
Zimplats Holdings	484	9
		5,132

Austria — 0.8%
ANDRITZ AG	2,906	130
Erste Group Bank AG	2,220	80
OMV AG	14,248	679
Palfinger AG	2,459	72
Strabag SE	389	16
		977

Belgium — 0.0%
Ion Beam Applications	1,530	32
Brazil — 1.3%
Banco Bradesco SA ADR	73,834	285
CPFL Energia SA	93,600	550
JBS SA	35,100	245
Marfrig Global Foods SA	46,300	199
Petroleo Brasileiro SA ADR	28,213	403
		1,682

Canada — 4.6%
Amerigo Resources Ltd	54,300	71
Bonterra Energy Corp *	20,800	160

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BRP Inc	3,915	$280
Canadian Natural Resources Ltd	7,600	424
Canfor Corp *	17,300	391
Cardinal Energy Ltd *	17,900	91
Corus Entertainment Inc, Cl B	2,817	11
Crew Energy Inc *	33,872	99
Dollarama Inc	7,477	386
E-L Financial Corp Ltd, Cl L	100	72
Hammond Power Solutions Inc, Cl A	5,300	51
High Liner Foods Inc	7,300	75
Home Capital Group Inc, Cl B	12,000	363
Lassonde Industries Inc	600	72
Linamar Corp	1,200	63
Medical Facilities	2,500	20
National Bank of Canada	5,145	412
Nutrien Ltd	5,200	447
NuVista Energy Ltd *	14,249	109
PHX Energy Services Corp	8,600	41
Points.com *	1,100	20
Russel Metals Inc	3,100	77
SNC-Lavalin Group Inc	33,200	747
Toromont Industries Ltd	6,936	588
Total Energy Services Inc *	7,500	37
Tourmaline Oil Corp	2,600	103
Trican Well Service *	109,400	294
WSP Global Inc	2,500	307
		5,811

China — 3.1%
China Construction Bank Corp, Cl H	682,000	511
China Index Holdings Ltd ADR *	7,650	7
JD.com Inc, Cl A *	3,855	138
Kunlun Energy Co Ltd	88,000	87
Li Ning Co Ltd	24,500	245
LONGi Green Energy Technology Co Ltd, Cl A *	87,120	1,080
Midea Group Co Ltd, Cl A	94,800	1,005
Oppein Home Group Inc, Cl A	27,863	561
PICC Property & Casualty Co Ltd	208,000	220
Viomi Technology Co Ltd ADR *	7,301	14
		3,868

Denmark — 3.2%
Coloplast A/S, Cl B	1,690	255
Demant A/S *	8,400	355
DSV A/S	3,909	724
Genmab A/S *	2,647	891
North Media A/S	3,339	43
Novo Nordisk A/S, Cl B	15,119	1,560
Royal Unibrew A/S	2,430	259
Sparekassen Sjaelland-Fyn A/S	563	17
		4,104

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Finland — 0.5%
Alma Media Oyj	1,111	$12
Consti Oyj	934	12
Fortum Oyj	8,820	186
Metso Outotec Oyj	17,965	153
Rapala VMC Oyj	2,924	20
Relais Group Oyj	492	12
Sampo Oyj, Cl A	4,510	215
Scanfil Oyj	1,817	14
		624

France — 6.3%
BNP Paribas SA	5,720	334
Cie de Saint-Gobain	15,515	961
Criteo SA ADR *	4,451	148
Dekuple	321	9
EssilorLuxottica SA	1,940	339
Eurofins Scientific SE	1,003	101
Guerbet	864	27
Haulotte Group SA *	3,874	19
Legrand SA	3,552	337
LVMH Moet Hennessy Louis Vuitton SE	1,289	950
Moulinvest	624	33
Pernod Ricard SA	2,218	486
Poujoulat	140	12
Remy Cointreau SA	1,100	212
Sanofi	11,787	1,237
Sartorius Stedim Biotech	866	334
Schneider Electric SE	2,360	368
Societe Generale SA	13,852	396
Sodexo SA	12,529	1,052
Somfy SA	392	70
Stellantis NV	1,330	24
Sword Group	1,097	48
Vente-Unique.Com SA	2,529	37
Veolia Environnement SA	12,190	426
Vetoquinol SA	206	30
		7,990

Germany — 2.9%
Bastei Luebbe AG	2,568	20
Bayer AG	149	9
Carl Zeiss Meditec AG	1,255	197
Deutsche Bank AG	5,981	75
Deutsche Post AG	11,217	565
DocCheck AG	330	9
Ecotel Communication	483	14
K+S AG	2,702	69
KSB SE & Co KGaA	47	24
Merck KGaA	3,586	717
Rheinmetall AG	8,494	1,265
SAP SE	3,298	373

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scout24 SE	5,480	$317
		3,654

Hong Kong — 7.7%
361 Degrees International Ltd *	81,000	40
AIA Group Ltd	46,400	484
Alibaba Group Holding Ltd ADR *	2,904	305
Build King Holdings Ltd	269,107	31
China Boqi Environmental Holding Co Ltd	148,000	25
China Foods Ltd	124,000	53
China Resources Land Ltd	182,000	886
China XLX Fertiliser Ltd	232,000	179
CPMC Holdings Ltd	57,000	31
Goodbaby International Holdings Ltd *	215,000	26
Industrial & Commercial Bank of China Ltd, Cl H	1,251,000	748
Inner Mongolia Yitai Coal Co Ltd, Cl H	31,000	27
Johnson Electric Holdings Ltd	19,000	32
Launch Tech Co Ltd, Cl H *	77,500	30
Lee & Man Paper Manufacturing Ltd	161,000	104
Lee's Pharmaceutical Holdings	49,500	18
Lenovo Group Ltd	240,000	268
Lion Rock Group Ltd	134,180	15
Midland Holdings Ltd *	468,304	59
Nameson Holdings Ltd	94,000	6
Orient Overseas International Ltd	13,500	382
PAX Global Technology Ltd	137,000	102
Plover Bay Technologies Ltd	64,000	31
Samsonite International SA *	667,330	1,497
Sands China Ltd *	307,200	807
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	196,900	355
Shenguan Holdings Group Ltd	900,000	53
SITC International Holdings Co Ltd	91,000	376
Stella International Holdings Ltd	34,500	35
TCL Electronics Holdings Ltd *	106,000	50
Techtronic Industries Co Ltd	11,500	193
Tencent Holdings Ltd	10,600	571
Texwinca Holdings Ltd	662,000	139
Time Watch Investments Ltd *	263,233	20
TK Group Holdings Ltd	30,000	9
Topsports International Holdings Ltd	851,000	888
Xinyi Glass Holdings Ltd	333,000	877
		9,752

Hungary — 0.0%
Waberer's International Nyrt *	2,121	12
India — 2.8%
	8,940	44
Andhra Sugars	29,055	56
Century Enka Ltd	18,742	130
Dwarikesh Sugar Industries Ltd	250,799	300
Forbes & Co Ltd *	596	4

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GHCL Ltd	17,444	$97
Gulf Oil Lubricants India	11,462	68
HDFC Bank Ltd ADR	14,310	890
IIFL Securities	43,051	49
Indian Metals & Ferro Alloys Ltd	19,018	86
Kirloskar Pneumatic Co Ltd	6,648	37
KPR Mill Ltd	14,150	120
Monte Carlo Fashions Ltd	8,974	59
Orient Cement Ltd	70,124	136
PTC India Ltd	19,285	22
Redington India Ltd	140,972	290
Reliance Industries Ltd	7,960	251
Sandur Manganese & Iron Ores Ltd/The	2,073	82
Tech Mahindra Ltd	43,458	820
Visaka Industries Ltd	8,216	62
		3,603

Indonesia — 0.4%
Astra Otoparts	317,300	23
Bank OCBC Nisp *	220,300	10
Bayan Resources	10,700	28
Bukit Asam Tbk PT	987,000	218
Indika Energy *	774,800	121
Mandala Multifinance Tbk PT	294,300	22
Mitrabahtera Segara Sejati *	409,600	23
Nippon Indosari Corpindo	76,300	7
Pelita Samudera Shipping	302,600	9
Salim Ivomas Pratama	631,500	22
Ultrajaya Milk Industry & Trading Co Tbk PT	104,000	11
		494

Ireland — 0.5%
CRH PLC	5,990	268
ICON PLC *	1,100	262
James Hardie Industries PLC ADR	3,773	122
		652

Israel — 1.7%
Almogim Holdings	6,574	16
Bank Hapoalim BM	30,514	324
Check Point Software Technologies Ltd *	7,415	1,074
Duniec Brothers Ltd	1,295	81
ICL Group Ltd	17,470	201
Ilex Medical	2,134	100
Inmode Ltd *	3,974	170
ZIM Integrated Shipping Services Ltd	3,264	228
		2,194

Italy — 3.9%
Banco BPM SpA	84,285	288
Emak SpA	7,542	14
Eni SpA	59,434	923
Gefran	2,700	30
Prysmian SpA	33,776	1,111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stellantis NV	78,680	$1,440
Tenaris SA	4,181	54
UniCredit SpA	83,572	1,043
		4,903

Japan — 8.6%
Ainavo Holdings Co Ltd	2,175	19
Asahi Group Holdings Ltd	31,100	1,259
Brother Industries Ltd	6,200	112
Canon Inc	7,300	172
Capcom Co Ltd	12,000	283
Chubu Shiryo Co Ltd	15,200	139
Cosmos Initia	4,100	15
Digital Holdings Inc	2,600	34
Earth Corp	4,700	230
E-Guardian Inc *	2,900	66
Fujikura Ltd *	33,400	180
Fujitsu Ltd	4,700	679
Furyu Corp	19,000	173
Gecoss	1,800	13
Himaraya Co Ltd	3,100	26
Hitachi Ltd	27,900	1,375
Hokuhoku Financial Group Inc	5,800	47
Hokuriku Gas Co Ltd	500	13
Ichiyoshi Securities Co Ltd	4,900	28
IwaiCosmo Holdings Inc	7,900	97
Iwaki	2,600	23
Jaccs Co Ltd	2,600	74
Kanefusa Corp	2,300	14
Kyowa Electronic Instruments Co Ltd	9,800	33
Marubeni Corp	32,800	344
Mitsubishi Electric Corp	21,200	255
Nice	800	13
Nippon Telegraph & Telephone Corp	17,440	499
NJS Co Ltd	1,900	33
ORIX Corp	56,300	1,117
Pigeon Corp	5,700	105
Recordati Industria Chimica e Farmaceutica SpA	5,500	229
Riken Technos Corp	9,200	37
Rohm	1,000	79
Shimano Inc	1,000	233
Shin-Etsu Chemical Co Ltd	1,200	185
Shofu Inc	1,600	24
Showa Denko KK	35,500	653
SK-Electronics Co Ltd	6,400	48
SMS Co Ltd	10,500	283
Sompo Holdings Inc	2,900	126
Sony Group Corp	3,300	339
Space Co Ltd	3,000	24
Sumitomo Mitsui Financial Group Inc	10,800	385
Toei Animation Co Ltd	2,700	240

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toyo Machinery & Metal	1,800	$10
Trend Micro Inc/Japan	3,000	167
Tsubakimoto Kogyo Co Ltd	700	25
UNITED Inc/Japan	4,800	72
Workman Co Ltd	3,400	149
Xebio Holdings Co Ltd	8,900	74
ZIGExN Co Ltd	20,500	52
		10,904

Malaysia — 0.3%
Allianz Malaysia Bhd	15,800	48
Berjaya Food	11,400	9
CB Industrial Product Holding	28,100	9
DKSH Holdings Malaysia Bhd	30,600	37
Hai-O Enterprise Bhd, Cl O	15,853	7
Innoprise Plantations	116,300	56
Kim Loong Resources Bhd	27,300	14
Matrix Concepts Holdings	42,600	24
MKH Bhd	99,700	34
Scicom MSC	60,700	17
Taliworks	347,900	81
TH Plantations *	64,800	16
		352

Netherlands — 5.6%
Adyen NV *	110	226
ArcelorMittal SA	12,722	395
ASML Holding NV	1,815	1,215
Brunel International NV	3,087	36
ING Groep NV	132,798	1,555
NN Group NV	35,760	1,715
OCI NV *	19,683	559
SNS Reaal *(A)	1,762	–
Universal Music Group NV	13,447	308
Wolters Kluwer NV	11,104	1,129
		7,138

New Zealand — 0.2%
Briscoe Group Ltd	13,568	53
Eroad Ltd *	2,608	7
Rakon Ltd *	49,213	60
Skellerup Holdings Ltd	13,632	54
Steel & Tube Holdings Ltd	53,444	56
		230

Norway — 1.3%
Aker BP ASA	7,265	227
Equinor ASA	24,700	784
Gjensidige Forsikring ASA	11,957	296
Norsk Hydro ASA	34,930	331
Western Bulk Chartering *	6,344	42
Wilh Wilhelmsen Holding, Cl B	397	11
Wilson	1,214	11
		1,702

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Peru — 0.0%
Empresa Siderurgica del Peru SAA	28,617	$12
Philippines — 0.0%
Ginebra San Miguel	5,020	11
Poland — 0.6%
AB SA	1,137	12
Amica SA	1,207	28
BNPP Bank Polska SA *	952	18
Budimex SA	494	27
Cognor Holding SA	24,049	26
ComArch SA	1,972	83
Dom Development SA	1,163	29
ING Bank Slaski SA	742	43
Lubelski Wegiel Bogdanka SA *	23,362	204
PKP Cargo *	14,365	42
Polskie Gornictwo Naftowe i Gazownictwo SA	40,852	54
Powszechna Kasa Oszczednosci Bank Polski SA *	954	9
Stalprodukt SA	672	44
Tim SA/Siechnice	4,165	32
Toya SA	13,420	20
Unimot SA	1,772	16
VRG SA *	9,417	9
Wielton SA	10,402	21
		717

Qatar — 0.6%
Commercial Bank PSQC/The	86,683	164
Industries Qatar QSC	63,419	319
Qatar Aluminum Manufacturing	251,139	154
Qatar National Cement Co QSC	35,899	61
		698

Russia — 0.0%
Raspadskaya OJSC	14,758	22
Singapore — 0.4%
Boustead Singapore Ltd	35,165	25
BRC Asia Ltd	77,500	95
Excelpoint Technology	39,400	40
Food Empire Holdings Ltd	75,700	29
Geo Energy Resources Ltd	192,600	64
HRnetgroup Ltd	61,100	35
Jardine Cycle & Carriage Ltd	11,800	190
Samudera Shipping Line	78,200	45
Sing Investments & Finance Ltd	21,700	24
Tiong Seng Holdings Ltd	7,037	1
		548

South Africa — 1.1%
Blue Label Telecoms Ltd *	289,784	99
Clicks Group Ltd	20,560	399
Combined Motor Holdings Ltd	9,481	17
Kumba Iron Ore Ltd	2,690	106

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Metair Investments Ltd	11,852	$21
Mpact Ltd *	37,554	76
Sappi Ltd *	46,269	153
Shoprite Holdings Ltd	11,860	176
Thungela Resources Ltd *	12,474	113
Vodacom Group Ltd	27,650	265
		1,425

South Korea — 5.1%
Coway Co Ltd	21,703	1,300
CROWNHAITAI Holdings Co Ltd	6,658	49
Dongkuk Industries Co Ltd	3,166	9
Dongwon F&B Co Ltd	1,867	269
Dongwon Industries Co Ltd	327	57
DTR Automotive Corp	1,736	108
Eusu Holdings	4,060	19
Hana Financial Group Inc	8,199	332
Hansol Holdings Co Ltd	13,363	36
KB Financial Group Inc	13,654	678
Kia Corp	4,090	255
Korea District Heating	664	20
LG Electronics Inc	5,983	626
LG Household & Health Care Ltd	248	197
Lotte Confectionery Co Ltd	1,470	142
Lotte Food Co Ltd	204	53
LX Hausys Ltd	2,513	115
LX INTERNATIONAL CORP	11,692	288
Maeil Holdings Co Ltd	10,365	82
Sajodaerim Corp	1,514	36
Samsung Electronics Co Ltd	1,380	84
Samsung Electronics Co Ltd GDR	751	1,123
SeAH Holdings Corp	282	25
Shinhan Financial Group Co Ltd	16,583	539
Youngone Corp *	2,544	90
		6,532

Spain — 0.5%
Banco Santander SA	99,680	333
Industria de Diseno Textil SA	10,875	286
		619

Sweden — 1.5%
Assa Abloy AB, Cl B	15,883	422
Atlas Copco AB, Cl A	4,090	214
Ferronordic AB	2,393	28
FM Mattsson Mora Group AB, Cl B	622	15
Fortnox AB	4,425	18
Getinge AB, Cl B	2,591	102
Hexagon AB, Cl B	30,271	413
Lundin Energy AB	6,985	259
Raketech Group Holding *	6,872	17
Skandinaviska Enskilda Banken AB, Cl A	32,220	374
		1,862

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 5.7%
Alcon Inc	4,410	$340
Holcim Ltd	26,670	1,337
Kuehne + Nagel International AG	2,144	587
Lonza Group AG	500	347
Nestle SA	4,990	651
Novartis AG	946	83
Partners Group Holding AG	459	623
Roche Holding AG	4,299	1,635
Sonova Holding AG	1,584	615
Straumann Holding AG	321	508
UBS Group AG	25,932	472
Zehnder Group AG	889	77
		7,275

Taiwan — 4.4%
Asustek Computer Inc	40,000	534
Axiomtek	27,000	61
Chien Kuo Construction Co Ltd	69,000	35
Coretronic Corp	35,000	90
CTBC Financial Holding Co Ltd	678,000	662
eGalax_eMPIA Technology Inc	25,000	75
Hon Hai Precision Industry Co Ltd	242,000	898
Insyde Software	18,000	63
MediaTek Inc	10,000	390
Posiflex Technology Inc	24,000	88
Realtek Semiconductor Corp	23,000	379
Scientech Corp	62,000	198
Sinmag Equipment	8,000	30
Sonix Technology Co Ltd	63,000	199
Taiwan Semiconductor Manufacturing Co Ltd	28,000	598
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,782	619
TPK Holding Co Ltd	253,000	352
Yuanta Financial Holding Co Ltd	359,160	320
		5,591

Thailand — 2.1%
Airports of Thailand PCL *	78,800	156
Bangkok Bank PCL	45,100	194
Bangkok Life Assurance PCL	92,400	124
Kang Yong Electric PCL	1,600	18
Kiatnakin Phatra Bank PCL	57,000	120
Ladprao General Hospital	109,600	19
Lanna Resources PCL	410,900	241
PTT Global Chemical PCL	91,800	150
Ratchaphruek Hospital PLC	96,000	20
S Kijchai Enterprise PCL	174,100	51
Siam Commercial Bank PCL/The	394,000	1,520
Thai Stanley Electric PCL	5,400	31
		2,644

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Turkey — 0.0%
KOC Holding AS	15,513	$36
Yapi ve Kredi Bankasi AS	30,967	8
		44

United Arab Emirates — 0.0%
Ras Al Khaimah Ceramics	55,449	48
United Kingdom — 11.8%
Anglo American PLC	10,800	556
Aon PLC, Cl A	2,128	622
Atlassian Corp PLC, Cl A *	2,146	656
Cerillion PLC	3,698	34
CNH Industrial NV	9,257	133
ConvaTec Group PLC	261,063	637
Dechra Pharmaceuticals PLC	5,630	312
Diageo PLC	9,649	480
Evraz PLC	33,209	66
Exillon Energy PLC *	4,819	–
Ferrexpo PLC	7,137	16
Fresnillo PLC	8,294	80
GlaxoSmithKline PLC	13,066	272
GlaxoSmithKline PLC ADR	13,568	568
Glencore PLC	31,650	187
Greencore Group PLC *	196,128	344
Greggs PLC	1,924	65
Gresham Technologies PLC	9,760	21
Gulf Keystone Petroleum Ltd	17,361	45
Hargreaves Services PLC	10,356	70
Impellam Group PLC *	3,091	20
Informa PLC *	160,005	1,251
Intertek Group PLC	5,151	369
Investec PLC	22,788	124
Kingfisher PLC	305,729	1,260
Linde PLC	840	244
London Stock Exchange Group PLC	3,560	316
Macfarlane Group PLC	19,861	35
Melrose Industries PLC	479,702	934
Mercia Asset Management PLC	54,167	23
NatWest Group PLC	519,151	1,586
Nomad Foods Ltd *	51,209	1,289
Norcros PLC	9,391	34
NWF Group PLC	12,655	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prudential PLC	17,505	$263
RELX PLC	27,157	827
Sensata Technologies Holding PLC *	16,365	948
Vodafone Group PLC	136,690	239
		14,961

United States — 1.5%
Berry Global Group Inc *	16,308	989
Gentex Corp	14,360	435
Globant SA *	680	186
Philip Morris International Inc	3,070	310
		1,920

Total Common Stock
(Cost $110,331) ($ Thousands)		120,772

PREFERRED STOCK — 0.5%
Brazil — 0.4%
Braskem SA	15,412	143
Cia de Saneamento do Parana *	184,500	143
Itau Unibanco Holding SA*	38,700	191
		477

Germany — 0.1%
Schaeffler AG	21,709	148
Total Preferred Stock
(Cost $659) ($ Thousands)		625

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,219,340	2,219

Total Cash Equivalent
(Cost $2,219) ($ Thousands)		2,219

Total Investments in Securities — 97.2%
(Cost $113,209) ($ Thousands)		$123,616

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
Euro STOXX 50	18	Mar-2022	$860	$794	$(60)
FTSE 100 Index	3	Mar-2022	308	299	(5)
S&P TSX 60 Index	1	Mar-2022	203	201	(2)
SPI 200 Index	3	Mar-2022	381	382	(3)
TOPIX Index	4	Mar-2022	663	657	(6)
			$2,415	$2,333	$(76)

Percentages are based on Net Assets of $127,193 ($ Thousands).

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Screened World Equity Ex-US Fund (Concluded)

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
FTSE — Financial Times Stock Exchange
GDR — Global Depositary Receipt
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poor's
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	18,089	102,683	–	^	120,772
Preferred Stock	477	148	–		625
Cash Equivalent	2,219	–	–		2,219
Total Investments in Securities	20,785	102,831	–		123,616

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(76)	–	–	(76)
Total Other Financial Instruments	(76)	–	–	(76)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1) Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,266	$14,855	$(14,902)	$-	$-	$2,219	2,219,340	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.2%
Argentina — 0.0%
Telecom Argentina SA ADR	2,566	$13
Australia — 0.1%
AGL Energy Ltd	16,300	89
CSL Ltd	251	48
Harvey Norman Holdings Ltd	8,114	31
Stockland ‡	4,825	15
Tabcorp Holdings Ltd	7,914	29
		212

Austria — 0.2%
Erste Group Bank AG	395	14
Strabag SE	4,494	182
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,400	168
Wienerberger AG	1,919	58
		422

Belgium — 0.3%
Ageas SA/NV	2,200	106
Anheuser-Busch InBev SA/NV	8,268	510
Etablissements Franz Colruyt NV	2,100	84
Sofina	97	38
		738

Brazil — 0.4%
Ambev SA	69,173	204
Cia Brasileira de Distribuicao	64,707	293
Embraer SA *	88,000	301
Iochpe Maxion	13,900	35
JBS SA	12,534	87
Marfrig Global Foods SA	13,000	56
Telefonica Brasil	19,600	191
		1,167

Canada — 1.0%
Alimentation Couche-Tard	4,500	177
Aritzia Inc *	1,426	54
Bank of Montreal	2,070	236
BlackBerry Ltd *	1,356	9
Brookfield Asset Management Inc, Cl A	282	15
Cameco	479	12
Canaccord Genuity Group Inc	1,228	13
Canadian Imperial Bank of Commerce	2,430	307
Canadian Natural Resources Ltd	2,060	115
Canadian Pacific Railway Ltd	660	46
Canadian Tire Corp Ltd, Cl A	1,200	177
Cogeco Communications Inc	1,500	120
Gildan Activewear Inc	3,331	131
iA Financial Corp Inc	364	22
IGM Financial Inc	254	9
Intact Financial Corp	538	77
Keyera Corp	852	20
Loblaw Cos Ltd	4,526	353

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Bank of Canada	1,404	$113
North West Co Inc/The	538	15
Open Text Corp	331	14
Richelieu Hardware Ltd	662	25
Ritchie Bros Auctioneers	300	16
Russel Metals Inc	1,056	26
TFI International Inc	1,443	150
Toronto-Dominion Bank/The	1,300	105
Tourmaline Oil Corp	4,336	171
		2,528

Chile — 0.1%
CAP SA	14,414	168
Empresa Nacional de Telecomunicaciones	7,487	28
		196

China — 1.9%
Anhui Anke Biotechnology Group, Cl A	34,288	59
Bank of Communications Co Ltd, Cl H	337,000	231
Bank of Jiangsu Co Ltd, Cl A	37,599	40
BYD Co Ltd, Cl H	12,500	382
China Construction Bank Corp, Cl H	671,000	503
China Petroleum & Chemical Corp, Cl H	494,000	246
China Shenhua Energy Co Ltd, Cl H	160,500	444
China United Network Communications, Cl A	460,600	279
Contemporary Amperex Technology Co Ltd, Cl A	4,100	350
COSCO SHIPPING Holdings Co Ltd, Cl A *	7,800	22
COSCO SHIPPING Holdings Co Ltd, Cl H *	5,000	10
Dongfeng Motor Group Co Ltd, Cl H	10,000	8
JD.com Inc ADR *	1,300	93
JD.com Inc, Cl A *	357	13
JOYY Inc ADR	225	10
Kunlun Energy Co Ltd	12,000	12
Li Ning Co Ltd	3,401	34
NetEase Inc ADR	2,800	267
NIO Inc ADR *	16,100	368
NXP Semiconductors NV	2,174	413
PICC Property & Casualty Co Ltd	334,000	353
Pinduoduo Inc ADR *	208	11
Sinomine Resource Group, Cl A	3,100	53
Tech-Bank Food, Cl A	322,896	337
Xiamen Xiangyu Co Ltd, Cl A	91,700	118
Xilinmen Furniture Co Ltd, Cl A	53,800	280
YTO Express Group, Cl A	10,100	28
ZTO Express Cayman Inc ADR	1,729	51
		5,015

Croatia — 0.0%
Hrvatski Telekom dd	2,818	77
Czech Republic — 0.1%
CEZ AS	3,415	131

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Komercni Banka	4,393	$173
		304

Denmark — 0.1%
AP Moller - Maersk A/S, Cl A	16	48
AP Moller - Maersk A/S, Cl B	10	32
Coloplast A/S, Cl B	253	38
Novozymes A/S, Cl B	157	10
Pandora A/S	144	15
Scandinavian Tobacco Group A/S	8,800	200
		343

Egypt — 0.0%
Oriental Weavers	19,694	10
Telecom Egypt Co	8,383	10
		20

Estonia — 0.1%
Enefit Green *	33,629	143
Tallinna Kaubamaja Grupp AS	10,570	133
		276

Finland — 0.6%
Elisa Oyj, Cl A	741	41
Kesko Oyj, Cl B	1,088	32
Metsa Board Oyj, Cl B	2,909	29
Metso Outotec Oyj	41,831	356
Nokia Oyj	94,067	508
Stora Enso Oyj, Cl R	32,351	623
		1,589

France — 2.8%
Alstom SA	11,380	290
Atos SE	8,314	296
AXA SA	26,650	721
BNP Paribas SA	11,381	664
Bollore SA	2,887	15
Bouygues SA	353	13
Carrefour SA	9,260	185
Cie de Saint-Gobain	9,666	599
Cie Generale des Etablissements Michelin SCA, Cl B	295	41
Credit Agricole SA	1,212	16
Eurazeo SA	141	11
Hermes International	429	592
Kering SA	37	26
La Francaise des Jeux SAEM	247	10
L'Oreal SA	34	13
LVMH Moet Hennessy Louis Vuitton SE	292	215
Publicis Groupe SA	12,254	816
Renault	786	25
Rexel SA	27,930	617
Sanofi	10,079	1,058
Societe BIC SA	2,300	121
Societe Generale SA	592	17

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TotalEnergies SE	19,408	$990
Valeo SA	457	10
		7,361

Germany — 1.8%
Allianz SE	5,164	1,178
Aroundtown SA	1,352	8
BASF SE	2,264	149
Bayerische Motoren Werke AG	4,530	439
Beiersdorf AG	94	10
Continental AG *	3,588	306
Covestro AG	15,385	806
Deutsche Post AG	3,200	161
Deutsche Telekom AG	29,446	527
HeidelbergCement AG	8,580	559
Mercedes-Benz Group	1,927	151
Merck KGaA	55	11
MTU Aero Engines AG	1,767	429
		4,734

Greece — 0.1%
Alpha Services and Holdings SA *	95,874	130
Danaos Corp	731	68
Fourlis Holdings SA *	19,206	85
		283

Hong Kong — 1.6%
Agricultural Bank of China Ltd, Cl H	981,000	372
Alibaba Group Holding Ltd *	24,652	327
Alibaba Group Holding Ltd ADR *	3,936	414
Beijing Enterprises Holdings Ltd	89,500	306
BOC Hong Kong Holdings Ltd	3,500	13
Central China Real Estate	212,000	17
China Aoyuan Group Ltd	53,278	9
China Merchants Bank Co Ltd, Cl H	2,000	17
China Railway Signal & Communication Corp Ltd, Cl H	552,000	201
China Resources Power Holdings Co Ltd	54,446	122
China State Construction International Holdings Ltd	10,000	14
China Yongda Automobiles Services Holdings Ltd	16,000	19
Far East Horizon Ltd	179,145	153
Haitian International Holdings Ltd	5,000	13
HKT Trust & HKT Ltd	9,000	12
Hong Kong Exchanges & Clearing Ltd	700	34
Industrial & Commercial Bank of China Ltd, Cl H	149,000	89
JNBY Design Ltd	25,499	35
Joinn Laboratories China, Cl H	700	6
Legend Holdings, Cl H	21,784	31
Lenovo Group Ltd	62,000	69
Meituan, Cl B *	4,600	102
Melco Resorts & Entertainment ADR *	1,010	10

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Minth Group Ltd	2,000	$7
New China Life Insurance Co Ltd, Cl H	43,400	124
Nine Dragons Paper Holdings Ltd	13,000	12
People's Insurance Co Group of China Ltd/The, Cl H	561,000	181
PetroChina Co Ltd, Cl H	668,000	363
Pharmaron Beijing, Cl H	1,400	17
Postal Savings Bank of China Co Ltd, Cl H	15,000	12
Shenzhen Expressway Co Ltd, Cl H	138,000	139
Shougang Fushan Resources Group Ltd	566,000	187
Sun Hung Kai Properties Ltd	5,000	58
Tencent Holdings Ltd	6,990	377
Tingyi Cayman Islands Holding Corp	54,000	119
Xinyi Glass Holdings Ltd	38,000	100
Zhongliang Holdings Group	131,500	52
		4,133

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	369,381	466
MOL Hungarian Oil & Gas PLC	67,789	532
OTP Bank Nyrt	12,554	488
Richter Gedeon Nyrt	28,600	604
		2,090

India — 1.7%
Apollo Hospitals Enterprise	494	32
Asian Paints Ltd	4,414	187
Bajaj Auto Ltd	241	11
Bajaj Finance Ltd	175	16
Bharat Petroleum Corp Ltd	2,243	10
Bharti Airtel Ltd *	3,493	32
Chambal Fertilisers and Chemicals	10,618	54
Divi's Laboratories Ltd	237	13
GAIL India Ltd	27,295	53
Grasim Industries Ltd	4,366	93
HDFC Bank Ltd	1,792	34
Hindalco Industries Ltd	9,426	73
Hindustan Petroleum Corp Ltd	57,541	210
ICICI Bank Ltd	1,641	16
Indian Oil Corp Ltd	114,746	176
Infosys Ltd	10,424	238
Infosys Ltd ADR	21,800	489
Jagran Prakashan Ltd *	14,165	13
Jindal Saw Ltd	60,734	71
Jindal Steel & Power Ltd *	29,468	168
Larsen & Toubro Infotech Ltd	497	39
Motherson Sumi Systems *	13,580	18
Motilal Oswal Financial Services	1,502	18
Muthoot Finance Ltd	610	11
NHPC Ltd	612,000	224
NMDC Ltd	5,593	11
Oil & Natural Gas Corp Ltd	109,647	237
Oil India Ltd	63,500	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Page Industries Ltd	472	$266
Power Finance Corp Ltd	154,126	226
REC Ltd	92,931	152
SRF	2,473	79
Steel Authority of India Ltd	243,888	316
Tata Consultancy Services Ltd	1,442	68
Tata Consumer Products Ltd	1,304	13
Tata Steel Ltd	3,076	50
Titan Co Ltd	4,018	137
Trent	3,173	47
Vedanta Ltd	71,310	362
Welspun Corp Ltd	8,881	17
Wipro Ltd	4,477	33
		4,503

Indonesia — 0.1%
Erajaya Swasembada Tbk PT	2,797,836	109
Matahari Department Store Tbk PT	222,853	71
		180

Ireland — 0.4%
Accenture PLC, Cl A	77	24
CRH PLC	17,565	785
James Hardie Industries PLC	4,774	157
		966

Israel — 0.1%
Bank Hapoalim BM	3,485	37
Bank Leumi Le-Israel BM	3,279	35
Check Point Software Technologies Ltd *	900	130
Mizrahi Tefahot Bank Ltd	837	33
		235

Italy — 0.9%
Eni SpA	26,584	413
Ferrari NV	68	15
Hera SpA	53,900	210
Infrastrutture Wireless Italiane	1,243	13
Intesa Sanpaolo SpA	271,715	684
Iveco Group NV *	12,800	107
Sesa SpA	72	11
Snam SpA	3,202	18
Telecom Italia SpA/Milano	29,720	12
Terna - Rete Elettrica Nazionale	2,808	23
UniCredit SpA	56,328	703
UnipolSai Assicurazioni SpA	75,012	204
		2,413

Japan — 12.4%
AEON Investment Corp ‡	100	124
AGC Inc	300	13
Aisin Corp	9,200	336
Alps Alpine Co Ltd	19,900	199
Aoyama Trading Co Ltd	10,900	65
Aozora Bank Ltd	5,700	129

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canon Inc	24,557	$578
Citizen Watch Co Ltd	70,500	306
Cosel Co Ltd	7,100	51
Credit Saison Co Ltd	43,800	493
Dai-ichi Life Holdings Inc	36,500	764
Daito Trust Construction Co Ltd	3,401	377
DCM Holdings Co Ltd	22,400	218
East Japan Railway Co	6,500	387
Eizo Corp	3,600	116
FANUC Corp	4,000	739
Fuji Electric Co Ltd	200	10
Fuji Media Holdings Inc	18,200	198
FUJIFILM Holdings Corp	5,531	350
Fujitsu Ltd	200	29
H.U. Group Holdings Inc	5,300	140
Hachijuni Bank Ltd/The	22,300	85
Hirogin Holdings Inc	17,800	105
Hitachi Ltd	400	20
Hokuetsu Corp	23,700	148
Honda Motor Co Ltd	34,000	1,042
Ito En	300	17
Itochu Enex Co Ltd	22,300	203
Japan Lifeline Co Ltd	21,900	209
Japan Post Bank Co Ltd	1,800	16
Japan Tobacco Inc	63,685	1,174
JFE Holdings Inc	30,700	462
JGC Holdings Corp	56,600	568
JTEKT	21,800	188
Kajima Corp	36,500	492
Kao Corp	14,600	683
KDDI Corp	17,400	569
Kirin Holdings Co Ltd	48,000	797
Komeri Co Ltd	12,100	297
K's Holdings Corp	25,000	270
Kuraray Co Ltd	32,500	305
KYORIN Holdings Inc	12,700	206
Mabuchi Motor Co Ltd	5,500	190
Macnica Fuji Electronics Holdings Inc	658	15
Makita Corp	300	11
Meitec Corp	2,900	171
Mitsubishi Chemical Holdings Corp	21,082	150
Mitsubishi Corp	9,100	308
Mitsubishi Estate Co Ltd	67,500	1,033
Mitsubishi Gas Chemical Co Inc	2,265	40
Mitsubishi HC Capital Inc	20,200	105
Mitsubishi UFJ Financial Group Inc	85,300	528
Mitsui High-Tec Inc	305	22
Mizuho Financial Group Inc	22,800	302
MS&AD Insurance Group Holdings Inc	10,000	341
NGK Spark Plug Co Ltd	4,500	81
NH Foods Ltd	7,300	275
Nikon Corp	4,382	46

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Express Holdings Inc	200	$12
Nippon Paint Holdings Co Ltd	2,100	19
Nippon Steel Corp	59,900	1,112
Nippon Telegraph & Telephone Corp	28,500	816
Nippon Television Holdings Inc	32,300	371
Nippon Yusen KK	526	49
Nishi-Nippon Financial Holdings Inc	23,800	171
Nitto Denko Corp	233	17
Nomura Holdings Inc	45,600	209
Nomura Research Institute Ltd	826	29
North Pacific Bank Ltd	37,500	83
NSK Ltd	72,600	473
NTT Data Corp	7,451	142
Obayashi Corp	21,900	183
Oji Holdings	12,300	63
Oracle Corp Japan	300	21
ORIX Corp	600	12
Osaka Gas Co Ltd	17,100	313
OSG Corp	16,400	275
Otsuka Corp	9,000	348
Panasonic Corp	4,500	47
Park24 Co Ltd	16,300	245
Rengo Co Ltd	25,400	190
Resona Holdings Inc	3,800	17
Ricoh Co Ltd	2,200	19
Sawai Group Holdings Co Ltd	6,200	246
Secom Co Ltd	200	15
Seiko Epson Corp	29,200	449
Seino Holdings	13,000	136
Sekisui House Ltd	600	12
Shionogi & Co Ltd	300	20
SoftBank Group Corp	18,900	848
Sony Group Corp	10,700	1,099
Stanley Electric	5,300	126
Sumitomo Electric Industries Ltd	56,600	749
Sumitomo Heavy Industries Ltd	8,900	217
Sumitomo Mitsui Financial Group Inc	30,600	1,091
Sumitomo Mitsui Trust Holdings Inc	23,300	831
Suzuken Co Ltd/Aichi Japan	5,800	187
Takashimaya Co Ltd	12,500	122
Takeda Pharmaceutical Co Ltd	21,900	669
Teijin Ltd	12,400	149
Toagosei	2,300	22
Toho Holdings Co Ltd	10,800	178
Tokyo Electron Ltd	1,273	623
Tokyo Gas Co Ltd	52,000	1,062
Tokyo Ohka Kogyo Co Ltd	149	9
Toray Industries Inc	110,000	630
TOTO	200	8
Toyota Motor Corp	410	8
Trend Micro Inc/Japan	400	22
United Arrows Ltd	6,900	103

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wacoal Holdings Corp	8,000	$138
Xebio Holdings Co Ltd	8,900	74
Yamada Holdings Co Ltd	81,400	283
Yamaha Motor Co Ltd	5,210	117
		32,575

Malaysia — 0.2%
Astro Malaysia Holdings	74,900	18
Axiata Group	13,900	13
Hong Leong Bank Bhd	3,500	17
Kossan Rubber Industries	83,600	34
Malaysian Pacific Industries Bhd	1,227	11
Nestle Malaysia Bhd	674	21
Petronas Chemicals Group Bhd	42,296	96
RHB Bank Bhd	130,700	184
Supermax Corp Bhd	683,398	171
Telekom Malaysia Bhd	7,600	9
		574

Mexico — 0.0%
Alpek SAB de CV, Cl A	4,007	5
Netherlands — 1.7%
APERAM SA	8,380	468
ArcelorMittal SA	14,999	466
CNH Industrial NV	46,000	659
ING Groep NV	45,833	536
Koninklijke Ahold Delhaize NV	37,388	1,150
NN Group NV	3,244	156
Prosus NV	4,671	288
Signify NV	12,293	626
		4,349

New Zealand — 0.0%
Spark New Zealand Ltd	9,720	30
Nigeria — 0.0%
Zenith Bank PLC	273,581	18
Norway — 0.1%
Austevoll Seafood ASA	8,600	122
Europris ASA	2,090	13
Gjensidige Forsikring ASA	469	12
		147

Pakistan — 0.0%
Habib Bank Ltd	63,667	42
Kot Addu Power Co Ltd	105,565	17
		59

Philippines — 0.1%
Alliance Global Group Inc	28,400	7
DMCI Holdings Inc	1,491,280	248
International Container Terminal Services Inc	5,470	22
LT Group Inc	125,400	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nickel Asia	303,513	$46
		347

Poland — 1.0%
Bank Handlowy w Warszawie SA	13,410	186
Bank Polska Kasa Opieki SA	5,500	151
Benefit Systems *	776	107
CAPITEA *	158,863	–
Ciech SA	12,491	120
ComArch SA	2,742	116
Grupa Kety SA	1,749	240
LPP	5	10
Orange Polska SA *	64,302	120
Powszechna Kasa Oszczednosci Bank Polski SA *	72,671	700
Powszechny Zaklad Ubezpieczen SA	86,223	650
Toya SA	73,963	111
VRG SA *	95,776	87
		2,598

Portugal — 0.1%
EDP - Energias de Portugal SA	5,249	26
REN - Redes Energeticas Nacionais SGPS SA	46,500	135
		161

Romania — 0.6%
Banca Transilvania SA	285,332	165
BRD-Groupe Societe Generale SA	77,937	354
Fondul Proprietatea SA	562,627	254
OMV Petrom SA	4,243,686	447
Societatea Nationala de Gaze Naturale ROMGAZ SA	23,000	201
Sphera Franchise Group	35,121	128
		1,549

Russia — 0.1%
Detsky Mir PJSC	101,061	35
Gazprom Neft PJSC	7,643	14
Gazprom PJSC	125,045	80
HeadHunter Group PLC ADR	161	2
Inter RAO UES PJSC	2,649,312	30
Magnit PJSC	2,567	37
Magnitogorsk Iron & Steel Works PJSC	26,960	6
MMC Norilsk Nickel PJSC	354	17
PhosAgro PJSC GDR	12,000	78
Raspadskaya OJSC (A)	9,273	14
Rosneft Oil Co PJSC	35,283	30
Sberbank of Russia PJSC	105,050	64
X5 Retail Group NV GDR	10,491	32
		439

Saudi Arabia — 0.2%
Al Rajhi Bank	6,072	260
Aldrees Petroleum and Transport Services	1,034	23
Ataa Educational	1,777	32

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank AlBilad *	1,408	$22
Sahara International Petrochemical Co	1,688	21
Saudi Basic Industries Corp	550	18
Saudi Electricity Co	7,054	52
Saudi Industrial Investment Group	1,701	16
		444

Singapore — 0.2%
Best World International Ltd (B)	24,994	25
DBS Group Holdings Ltd	7,000	175
Keppel Corp Ltd	5,100	23
Sheng Siong Group Ltd	9,641	11
Singapore Exchange Ltd	5,300	36
United Overseas Bank Ltd	11,200	248
		518

South Africa — 0.3%
Aspen Pharmacare Holdings Ltd	4,465	58
Barloworld Ltd	15,363	122
Clicks Group Ltd	670	13
DataTec Ltd	5,239	12
Exxaro Resources Ltd	1,251	16
KAP Industrial Holdings	27,591	8
Mediclinic International PLC *	24,070	107
Motus Holdings Ltd	16,680	119
MTN Group	1,659	21
Old Mutual Ltd	288,796	236
PPC Ltd *	96,325	25
Sappi Ltd	20,760	69
Sibanye Stillwater Ltd	5,196	25
SPAR Group Ltd/The	969	10
		841

South Korea — 1.8%
BNK Financial Group Inc	4,744	31
Chongkundang Holdings Corp *	249	14
CJ Corp	283	20
CJ Freshway Corp	200	6
Daou Data Corp	5,757	67
Doosan Co Ltd *	604	57
Hana Financial Group Inc	9,103	369
Hyundai Motor Co	100	15
Kakao Corp	428	34
KB Financial Group Inc	6,712	333
KCC	85	24
Korea Real Estate Investment & Trust	31,496	57
KT Corp	12,132	323
KT&G Corp	2,100	139
KUMHOE&C Co Ltd *	5,245	47
Kyeryong Construction Industrial Co Ltd	1,736	51
LG HelloVision Co Ltd	7,680	32
LG Innotek Co Ltd	195	54
LG Uplus Corp	26,750	294

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LX INTERNATIONAL CORP	6,931	$171
Osstem Implant Co Ltd	204	24
PHA	3,846	28
POSCO Holdings Inc	340	81
Samsung Electronics Co Ltd	11,643	707
Samsung Electronics Co Ltd GDR	814	1,220
Samsung Life Insurance Co Ltd	314	16
Seah Besteel	4,659	69
SeAH Steel Corp	737	61
Seegene Inc	722	31
Shinsegae Inc	492	108
SK Hynix Inc	480	50
SK Square Co Ltd *	2,356	110
SK Telecom Co Ltd	2,700	123
Value Added Technology	2,125	65
Woongjin Thinkbig	5,799	14
		4,845

Spain — 0.5%
Banco Santander SA	256,274	855
CaixaBank SA	7,956	26
Endesa SA	7,900	174
Financiera Alba	277	16
Grifols SA	16,399	312
Industria de Diseno Textil SA	1,156	30
Viscofan SA	573	36
		1,449

Sweden — 0.3%
Autoliv Inc	3,967	351
Axfood AB	942	25
Electrolux, Cl B	793	14
Evolution AB	410	48
Getinge AB, Cl B	417	16
Husqvarna AB, Cl B	891	11
Investment Latour, Cl B	960	27
Skandinaviska Enskilda Banken AB, Cl A	858	10
Swedish Match AB	28,200	207
		709

Switzerland — 1.1%
Bachem Holding, Cl B	17	10
Cie Financiere Richemont SA, Cl A	5,283	718
Geberit AG	47	31
Intershop Holding AG	30	20
Kuehne + Nagel International AG	974	267
LEM Holding SA	13	31
Novartis AG	809	71
Partners Group Holding AG	111	151
Roche Holding AG	3,779	1,437
Schindler Holding AG	65	14
Swatch Group AG/The	274	16
Swiss Life Holding AG	200	122

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swisscom AG	39	$24
		2,912

Taiwan — 2.2%
Asustek Computer Inc	22,000	293
Cathay Financial Holding Co Ltd	111,061	249
Chailease Holding Co Ltd	1,896	17
Chicony Electronics Co Ltd	78,000	251
Chunghwa Telecom Co Ltd	26,600	119
Coretronic Corp	58,000	149
Evergreen Marine Corp Taiwan Ltd	19,390	103
Feng Hsin Steel Co Ltd	6,349	19
General Interface Solution Holding Ltd	11,000	36
Global Unichip Corp	16,000	266
Hon Hai Precision Industry Co Ltd	48,000	178
Jarllytec Co Ltd	15,000	40
Lien Hwa Industrial Holdings Corp	9,201	22
MediaTek Inc	3,468	135
Nanya Technology Corp *	10,000	28
Novatek Microelectronics Corp	8,946	149
Parade Technologies Ltd	1,000	69
Pou Chen Corp	109,000	126
Quanta Computer Inc	14,000	47
Realtek Semiconductor Corp	13,029	215
Ruentex Development	5,000	13
Silicon Motion Technology Corp ADR	2,020	146
SinoPac Financial Holdings Co Ltd	298,000	183
Sitronix Technology Corp	28,000	297
Taishin Financial Holding Co Ltd	40,000	28
Taiwan Cement Corp	7,000	12
Taiwan Cooperative Financial Holding Co Ltd	118,973	113
Taiwan Semiconductor Manufacturing Co Ltd	85,849	1,835
Unimicron Technology Corp	1,000	9
United Microelectronics Corp	21,000	40
Winbond Electronics Corp	291,000	349
Yuanta Financial Holding Co Ltd	185,000	165
		5,701

Thailand — 0.4%
AP Thailand	402,100	131
Bangkok Bank PCL	35,900	154
Central Retail Corp PCL	9,000	11
Com7 PCL, Cl F	118,112	300
Indorama Ventures PCL	8,200	11
Kiatnakin Phatra Bank PCL	91,900	193
Krungthai Card PCL	7,800	15
Thai Union Group PCL	282,200	177
		992

Turkey — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	92,563	162
KOC Holding AS	70,966	163

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Migros Ticaret AS *	65,837	$171
Turk Hava Yollari AO *	30,651	57
Vestel Elektronik Sanayi ve Ticaret AS	12,850	21
		574

United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	14,143	24
First Abu Dhabi Bank PJSC	2,515	14
		38

United Kingdom — 4.0%
Adient PLC *	10,400	465
Aon PLC, Cl A	42	12
Associated British Foods PLC	784	20
AstraZeneca PLC	1,019	124
BAE Systems PLC	26,500	256
Barclays PLC	12,493	31
Berkeley Group Holdings	199	11
BP PLC	121,900	595
British American Tobacco PLC	4,800	209
British Land Co PLC/The ‡	2,990	21
BT Group PLC, Cl A	7,296	18
Clarivate PLC *	1,161	17
Evraz PLC	21,791	43
GlaxoSmithKline PLC	55,073	1,147
Globaltrans Investment PLC GDR	27,819	53
Halyk Savings Bank of Kazakhstan JSC GDR	35,706	360
Imperial Brands PLC	6,300	138
Informa PLC *	92,532	723
Intermediate Capital Group PLC	3,165	73
International Consolidated Airlines Group SA	182,161	359
Intertek Group PLC	255	18
J Sainsbury PLC	8,740	32
JD Sports Fashion	7,981	16
Kaspi.KZ JSC GDR	2,800	169
Kingfisher PLC	2,325	10
Land Securities Group PLC ‡	1,514	16
Linde PLC	3,745	1,098
Lloyds Banking Group PLC	1,147,977	746
London Stock Exchange Group PLC	443	39
MD Medical Group Investments PLC GDR	29,105	168
Next PLC	553	50
Nova Ljubljanska Banka dd GDR	13,800	208
Pearson PLC	88,932	773
Perrigo Co PLC	7,900	281
Persimmon PLC	740	24
Phoenix Group Holdings	2,176	18
Reckitt Benckiser Group PLC	265	22
Spirax-Sarco Engineering PLC	146	23
St James's Place PLC	688	13
Taylor Wimpey PLC	8,064	16
Tesco PLC	27,034	105

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travis Perkins PLC	23,288	$447
Unilever PLC	4,200	211
Vodafone Group PLC	26,766	47
Whitbread PLC *	14,809	576
WPP PLC	49,729	699
		10,500

United States — 48.5%
Communication Services — 3.4%
Alphabet Inc, Cl A *	1,115	3,012
Alphabet Inc, Cl C *	324	874
AT&T Inc	65,300	1,547
Comcast Corp, Cl A	6,300	294
Discovery Inc, Cl A *	13,500	379
Fox Corp	9,100	381
Interpublic Group of Cos Inc/The	8,785	323
Liberty Media Corp-Liberty Formula One, Cl C *	888	54
Lumen Technologies Inc	4,888	51
Meta Platforms Inc, Cl A *	5,360	1,131
News Corp, Cl A	1,147	26
Verizon Communications Inc	11,000	590
Walt Disney Co/The *	656	97
		8,759
Consumer Discretionary — 8.5%
Advance Auto Parts Inc	6,000	1,227
AutoZone Inc *	1,207	2,249
Beazer Homes USA Inc *	26,320	431
Best Buy Co Inc	884	85
Chewy Inc, Cl A *	201	9
Crocs Inc *	979	82
Dana Inc	29,390	547
Darden Restaurants Inc	154	22
Designer Brands Inc, Cl A *	51,970	678
Dollar General Corp	142	28
Dollar Tree Inc *	9,600	1,364
DR Horton Inc	1,600	137
eBay Inc	23,170	1,265
Express Inc *	80,050	381
Foot Locker Inc	12,740	403
Ford Motor Co	7,613	134
Gap Inc/The	29,940	436
Garmin Ltd	517	57
Gentex Corp	18,130	549
Hasbro Inc	614	60
Las Vegas Sands Corp *	21,700	930
Lennar Corp, Cl A	6,348	571
Lowe's Cos Inc	11,426	2,526
M/I Homes Inc *	6,780	334
Mattel Inc *	5,520	138
McDonald's Corp	42	10
Murphy USA Inc	1,493	270

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Newell Brands Inc	33,444	$794
NIKE Inc, Cl B	7,547	1,030
Peloton Interactive Inc, Cl A *	301	9
PulteGroup Inc	203	10
Service Corp International/US	4,111	250
Sportsman's Warehouse Holdings Inc *	46,090	526
Tapestry Inc	13,000	532
Target Corp	5,899	1,178
Taylor Morrison Home Corp, Cl A *	16,580	489
Tenneco Inc, Cl A *	38,800	748
TJX Cos Inc/The	13,610	900
Tractor Supply Co	2,527	515
Ulta Beauty Inc *	346	130
Whirlpool Corp	1,100	221
		22,255
Consumer Staples — 3.3%
Altria Group Inc	3,000	154
Archer-Daniels-Midland Co	5,018	394
Bunge Ltd	635	66
Coca-Cola Co/The	2,254	140
Colgate-Palmolive Co	8,119	625
Conagra Brands Inc	30,100	1,053
Estee Lauder Cos Inc/The, Cl A	1,295	384
General Mills Inc	2,100	141
Hershey Co/The	2,377	481
J M Smucker Co/The	3,200	431
Kellogg Co	3,472	222
Kraft Heinz Co/The	6,500	255
Kroger Co/The	18,352	859
Molson Coors Beverage Co, Cl B	253	13
PepsiCo Inc	8,344	1,366
Philip Morris International Inc	6,300	637
Procter & Gamble Co/The	3,318	517
Tyson Foods Inc, Cl A	3,900	361
United Natural Foods Inc *	8,450	340
Walgreens Boots Alliance Inc	364	17
Walmart Inc	1,148	155
		8,611
Energy — 2.6%
Baker Hughes Co, Cl A	2,095	62
Chevron Corp	12,400	1,786
CVR Energy Inc	23,880	415
Delek US Holdings Inc *	29,910	515
Devon Energy Corp	10,242	610
Halliburton Co	780	26
HollyFrontier Corp	21,940	668
Kinder Morgan Inc	11,000	191
Liberty Oilfield Services Inc, Cl A *	58,980	736
Murphy Oil Corp	21,400	742
ProPetro Holding Corp *	88,710	1,133
Schlumberger NV	349	14

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valero Energy Corp	128	$11
		6,909
Financials — 8.0%
Aflac Inc	16,633	1,016
Allstate Corp/The	14,400	1,762
Ally Financial Inc	37,394	1,866
American Express Co	2,949	574
American Financial Group Inc/OH	700	95
American International Group Inc	21,100	1,292
Annaly Capital Management Inc ‡	24,400	170
Apollo Global Management Inc	851	56
Bank of New York Mellon Corp/The	837	44
Berkshire Hathaway Inc, Cl B *	1,000	321
BlackRock Inc, Cl A	708	527
Blackstone Inc, Cl A	2,292	292
Brown & Brown Inc	1,124	76
Capital One Financial Corp	77	12
Carlyle Group Inc/The	2,770	130
Citigroup Inc	15,366	910
CME Group Inc, Cl A	4,011	949
Cohen & Steers Inc	317	26
Enova International Inc *	599	24
Equitable Holdings Inc	40,220	1,314
Evercore Inc, Cl A	606	77
Everest Re Group Ltd	860	256
FactSet Research Systems Inc	1,794	728
Goldman Sachs Group Inc/The	103	35
Hartford Financial Services Group Inc/The	3,500	243
Houlihan Lokey Inc, Cl A	837	86
Huntington Bancshares Inc/OH	606	9
Kearny Financial Corp/MD	19,000	251
KeyCorp	1,303	33
Lincoln National Corp	8,000	539
Moelis & Co, Cl A	830	40
Moody's Corp	7,068	2,276
Morgan Stanley	943	86
MSCI Inc, Cl A	2,219	1,113
Northern Trust Corp	201	23
Oaktree Specialty Lending Corp	24,500	182
Progressive Corp/The	7,041	746
Regions Financial Corp	569	14
S&P Global Inc	1,166	438
Signature Bank/New York NY	970	335
State Street Corp	236	20
US Bancorp	2,800	158
Victory Capital Holdings Inc, Cl A	322	11
Wells Fargo & Co	28,000	1,494
Western Alliance Bancorp	1,521	143
Willis Towers Watson PLC	580	129
Wintrust Financial Corp	844	84
		21,005

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 7.1%
AbbVie Inc	990	$146
Agilent Technologies Inc	2,471	322
AmerisourceBergen Corp, Cl A	9,100	1,297
Amgen Inc	1,500	340
Becton Dickinson and Co	3,930	1,066
Bio-Rad Laboratories Inc, Cl A *	39	24
Bristol-Myers Squibb Co	9,300	639
Cardinal Health Inc	475	26
Cigna Corp	138	33
CVS Health Corp	15,891	1,647
Danaher Corp	1,614	443
Gilead Sciences Inc	3,900	236
HCA Healthcare Inc	212	53
Hologic Inc *	205	15
IQVIA Holdings Inc *	2,703	622
Johnson & Johnson	13,176	2,168
McKesson Corp	1,700	467
Medpace Holdings Inc *	223	34
Merck & Co Inc	17,793	1,363
Mettler-Toledo International Inc *	583	821
Organon & Co	27,790	1,037
PerkinElmer Inc	689	124
Pfizer Inc	10,200	479
Prestige Consumer Healthcare Inc *	790	47
Quest Diagnostics Inc	2,769	364
Regeneron Pharmaceuticals Inc *	21	13
ResMed Inc	760	188
Shockwave Medical Inc *	474	84
Thermo Fisher Scientific Inc	1,008	548
United Therapeutics Corp *	6,000	997
UnitedHealth Group Inc	6,009	2,860
Viatris Inc, Cl W *	1,174	13
West Pharmaceutical Services Inc	385	149
Zimmer Biomet Holdings Inc	153	19
Zoetis Inc, Cl A	130	25
		18,709
Industrials — 4.7%
Alaska Air Group Inc *	8,640	485
Allison Transmission Holdings Inc, Cl A	5,300	212
AMETEK Inc	100	13
CACI International Inc, Cl A *	600	168
Carrier Global Corp	18,989	852
Caterpillar Inc	54	10
Cintas Corp	298	112
Copart Inc *	320	39
Cummins Inc	1,000	204
Curtiss-Wright Corp	4,700	693
Dover Corp	529	83
Eaton Corp PLC	495	76
Emerson Electric Co	98	9
Expeditors International of Washington Inc	2,856	295

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FedEx Corp	150	$33
Fortive Corp	255	17
Graco Inc	11,294	814
Hawaiian Holdings Inc *	26,680	512
Jacobs Engineering Group Inc	526	65
Johnson Controls International plc	371	24
Knight-Swift Transportation Holdings Inc, Cl A	218	12
Korn Ferry	815	54
L3Harris Technologies Inc	1,101	278
Leidos Holdings Inc	637	65
Lockheed Martin Corp	500	217
Manitowoc Co Inc/The *	15,000	248
Meritor Inc *	23,290	829
Middleby Corp/The *	5,169	918
MillerKnoll	16,700	649
Northrop Grumman Corp	600	265
Old Dominion Freight Line Inc	294	92
Otis Worldwide Corp	9,948	779
Parker-Hannifin Corp	3,274	970
Plug Power Inc *	628	16
Robert Half International Inc	2,193	264
Rockwell Automation Inc	677	181
Saia Inc *	287	83
Trane Technologies PLC	1,108	171
Union Pacific Corp	4,920	1,210
Wabash National Corp	11,350	194
Xylem Inc/NY	125	11
		12,222
Information Technology — 8.6%
Adobe Inc *	1,446	676
Advanced Micro Devices Inc *	2,733	337
Amdocs Ltd	6,000	472
Amphenol Corp, Cl A	4,930	375
Analog Devices Inc	5,730	918
Apple Inc	13,716	2,265
Arrow Electronics Inc *	775	94
Automatic Data Processing Inc	165	34
Avnet Inc	12,050	507
Broadridge Financial Solutions Inc	208	30
CDW Corp/DE	235	41
Cisco Systems Inc/Delaware	4,700	262
Cognizant Technology Solutions Corp, Cl A	1,370	118
Corning Inc	2,901	117
Dell Technologies Inc, Cl C	3,300	168
DXC Technology Co *	52,980	1,803
EPAM Systems Inc *	71	15
Fidelity National Information Services Inc	124	12
Fortinet Inc *	234	81
Gartner Inc *	1,073	301
HP Inc	728	25
Intel Corp	24,929	1,189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Business Machines Corp	11,288	$1,383
Intuit Inc	923	438
Juniper Networks Inc	5,200	176
KLA Corp	1,719	599
Kyndryl Holdings Inc *	600	10
Lam Research Corp	1,586	890
Manhattan Associates Inc *	1,001	134
Mastercard Inc, Cl A	3,932	1,419
Microsoft Corp	13,278	3,967
Motorola Solutions Inc	729	161
NortonLifeLock Inc	4,368	127
Oracle Corp	21,432	1,628
Paychex Inc	5,610	668
QUALCOMM Inc	995	171
Seagate Technology Holdings PLC	4,375	451
Skyworks Solutions Inc	595	82
SS&C Technologies Holdings Inc	239	18
Teradyne Inc	2,073	244
VeriSign Inc *	92	20
Western Union Co/The	11,300	205
Zebra Technologies Corp, Cl A *	117	48
		22,679
Materials — 1.3%
Air Products and Chemicals Inc	159	38
Berry Global Group Inc *	2,400	145
Martin Marietta Materials Inc	29	11
Packaging Corp of America	5,445	801
Pactiv Evergreen Inc	22,557	217
Reliance Steel & Aluminum Co	3,742	714
Sealed Air Corp	2,648	178
Sherwin-Williams Co/The	4,447	1,170
Silgan Holdings Inc	3,000	126
Westrock Co	1,239	56
		3,456
Real Estate — 0.3%
Acadia Realty Trust ‡	1,419	30
Alexandria Real Estate Equities Inc ‡	56	11
Brandywine Realty Trust ‡	10,000	133
Duke Realty Corp ‡	435	23
Essex Property Trust Inc ‡	64	20
Extra Space Storage Inc ‡	282	53
Independence Realty Trust Inc ‡	1,697	43
Invitation Homes Inc ‡	640	24
Jones Lang LaSalle Inc *	709	175
SITE Centers Corp ‡	1,639	26
Sun Communities Inc ‡	1,779	322
		860
Utilities — 0.7%
Entergy Corp	900	95
Evergy Inc	3,500	219
National Fuel Gas Co	20,700	1,288
Otter Tail Corp	2,900	179

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UGI Corp	3,700	$142
		1,923
		127,388

Total Common Stock
(Cost $198,245) ($ Thousands)		239,560

PREFERRED STOCK (B) — 0.5%
Brazil — 0.0%
Braskem SA	6,900	64
Metalurgica Gerdau SA	8,300	17
Petroleo Brasileiro SA	4,600	30
		111

Germany — 0.5%
Bayerische Motoren Werke AG	151	12
Draegerwerk AG & Co KGaA	2,900	165
Porsche Automobil Holding SE	4,072	413
Volkswagen AG	2,697	535
		1,125

Russia — 0.0%
Sberbank of Russia PJSC	147,000	27
Total Preferred Stock
(Cost $1,838) ($ Thousands)		1,263

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,852,194	1,852

Total Cash Equivalent
(Cost $1,852) ($ Thousands)		1,852

Total Investments in Securities — 92.4%
(Cost $201,935) ($ Thousands)		$242,675

A list of open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	71	Mar-2022	$3,208	$3,132	$(69)
FTSE 100 Index	10	Mar-2022	1,002	997	(2)
Hang Seng Index	8	Apr-2022	1,206	1,160	(46)
MSCI Singapore Index	20	Apr-2022	510	488	(17)
OMX Stockholm 30	25	Mar-2022	592	565	(21)
S&P 500 Index E-MINI	133	Mar-2022	30,630	29,047	(1,583)
S&P TSX 60 Index	25	Mar-2022	4,925	5,028	53

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
SPI 200 Index	24	Mar-2022	$3,096	$3,058	$(86)
			45,169	43,475	(1,771)
Short Contracts
MSCI Emerging Markets	(170)	Mar-2022	$(10,390)	$(10,002)	$388
TOPIX Index	(96)	Mar-2022	(16,675)	(15,762)	741
			(27,065)	(25,764)	1,129
			$18,104	$17,711	$(642)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2022, is as follows:

>

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/04/22	DKK	2,018	USD	307	$2
Barclays PLC	03/04/22	USD	2,400	SEK	22,068	(61)
Barclays PLC	03/04/22	CHF	2,839	USD	3,093	(2)
Barclays PLC	03/04/22	GBP	5,546	USD	7,524	83
Barclays PLC	03/04/22	USD	9,545	GBP	7,036	(105)
Barclays PLC	03/04/22	USD	15,638	JPY	1,786,630	(125)
Barclays PLC	03/04/22	JPY	3,751,041	USD	32,832	262
BNP Paribas	03/04/22	NZD	80	USD	53	(1)
BNP Paribas	03/04/22	USD	162	NZD	244	3
BNP Paribas	03/04/22	USD	404	NOK	3,552	—
BNP Paribas	03/04/22	AUD	565	USD	404	(6)
BNP Paribas	03/04/22	NOK	1,174	USD	134	—
BNP Paribas	03/04/22	HKD	1,638	USD	210	1
BNP Paribas	03/04/22	USD	1,753	DKK	11,513	(14)
BNP Paribas	03/04/22	USD	1,887	HKD	14,709	(5)
BNP Paribas	03/04/22	CAD	3,281	USD	2,590	4
BNP Paribas	03/04/22	SEK	3,319	USD	361	9
BNP Paribas	03/04/22	USD	4,557	AUD	6,373	69
BNP Paribas	03/04/22	USD	6,768	CHF	6,211	3
BNP Paribas	03/04/22	USD	7,765	CAD	9,836	(10)
Brown Brothers Harriman	03/04/22	USD	13	NZD	19	—
Brown Brothers Harriman	03/04/22	USD	1	NZD	1	—
Brown Brothers Harriman	03/04/22	USD	20	NOK	173	—
Brown Brothers Harriman	03/04/22	USD	9	NOK	81	—
Brown Brothers Harriman	03/04/22	NZD	3	USD	2	—
Brown Brothers Harriman	03/04/22	NZD	26	USD	17	—
Brown Brothers Harriman	03/04/22	USD	—	SGD	1	—
Brown Brothers Harriman	03/04/22	USD	65	SGD	87	(1)
Brown Brothers Harriman	03/04/22	USD	113	DKK	735	(2)
Brown Brothers Harriman	03/04/22	USD	114	HKD	892	—
Brown Brothers Harriman	03/04/22	SGD	118	USD	87	1
Brown Brothers Harriman	03/04/22	SGD	13	USD	10	—
Brown Brothers Harriman	03/04/22	USD	160	SEK	1,471	(4)
Brown Brothers Harriman	03/04/22	USD	281	AUD	392	3
Brown Brothers Harriman	03/04/22	NOK	59	USD	7	—
Brown Brothers Harriman	03/04/22	NOK	382	USD	43	—
Brown Brothers Harriman	03/04/22	USD	315	CAD	401	1

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/04/22	USD	276	CAD	350	$—
Brown Brothers Harriman	03/04/22	USD	603	CHF	557	4
Brown Brothers Harriman	03/04/22	USD	57	CHF	52	—
Brown Brothers Harriman	03/04/22	AUD	699	USD	500	(8)
Brown Brothers Harriman	03/04/22	CHF	80	USD	87	—
Brown Brothers Harriman	03/04/22	CHF	721	USD	781	(6)
Brown Brothers Harriman	03/04/22	USD	1,018	GBP	751	(11)
Brown Brothers Harriman	03/04/22	GBP	973	USD	1,318	13
Brown Brothers Harriman	03/04/22	GBP	113	USD	150	(2)
Brown Brothers Harriman	03/04/22	CAD	74	USD	58	—
Brown Brothers Harriman	03/04/22	CAD	1,118	USD	877	(5)
Brown Brothers Harriman	03/04/22	DKK	1,154	USD	176	2
Brown Brothers Harriman	03/04/22	DKK	149	USD	22	—
Brown Brothers Harriman	03/04/22	HKD	1,628	USD	209	—
Brown Brothers Harriman	03/04/22	SEK	2,295	USD	247	4
Brown Brothers Harriman	03/04/22	SEK	317	USD	33	(1)
Brown Brothers Harriman	03/04/22	USD	1,823	JPY	210,714	7
Brown Brothers Harriman	03/04/22	USD	1,513	JPY	173,746	(5)
Brown Brothers Harriman	03/04/22	USD	3,440	EUR	3,023	(44)
Brown Brothers Harriman	03/04/22	EUR	3,303	USD	3,758	48
Brown Brothers Harriman	03/04/22	EUR	332	USD	369	(4)
Brown Brothers Harriman	03/04/22	JPY	152,513	USD	1,327	2
Brown Brothers Harriman	03/04/22	JPY	332,147	USD	2,872	(12)
Standard Chartered	03/04/22	SGD	660	USD	490	3
Standard Chartered	03/04/22	USD	755	SGD	1,017	(5)
Westpac Banking	03/04/22	USD	22,082	EUR	19,491	(188)
Westpac Banking	03/04/22	EUR	24,821	USD	28,121	240
						$137

Percentages are based on Net Assets of $262,665 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE — Financial Times Stock Exchange
GBP — British Pound Sterling
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
JSC — Joint-Stock Company
JPY — Japanese Yen
Ltd — Limited
MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone
NZD — New Zealand Dollar
OJSC — Open Joint-Stock Company
OMX — Offset Market Exchange
PCL — Public Company Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P— Standard & Poor's
SEK — Swedish Krona
SGD — Singapore Dollar
SPI — Share Price Index
TOPIX – Tokyo Price Index
TSX — Toronto Stock Exchange
USD — U.S. Dollar

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

World Select Equity Fund (Concluded)

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	138,433	101,102	25	239,560
Preferred Stock	111	1,152	–	1,263
Cash Equivalent	1,852	–	–	1,852
Total Investments in Securities	140,396	102,254	25	242,675

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,182	–	–	1,182
Unrealized Depreciation	(1,824)	–	–	(1,824)
Forwards Contracts*
Unrealized Appreciation	–	764	–	764
Unrealized Depreciation	–	(627)	–	(627)
Total Other Financial Instruments	(642)	137	–	(505)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,159	$40,563	$(42,870)	$—	$—	$1,852	1,852,194	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%
Argentina — 0.3%
Arcos Dorados Holdings, Cl A *	283,818	$2,194
Corp America Airports SA *	266,076	1,469
		3,663

Austria — 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	49,426	1,300
Bangladesh — 0.2%
BRAC Bank Ltd	4,382,570	2,756
Brazil — 4.0%
Ambev SA	336,600	993
Banco do Brasil SA	1,133,554	7,747
Banco Santander Brasil SA	318,800	1,915
Cia Brasileira de Aluminio *	825,400	3,198
Cosan SA	1,256,100	5,147
CPFL Energia SA	411,200	2,415
CSN Mineracao SA	1,434,900	1,727
Empreendimentos Pague Menos S *	714,100	1,522
Gerdau SA ADR	296,677	1,445
Hapvida Participacoes e Investimentos SA	1,336,136	3,146
JBS SA	439,300	3,060
Lojas Renner SA	285,100	1,401
Magazine Luiza SA	2,101,500	2,452
Marfrig Global Foods SA	277,200	1,193
Oncoclinicas do Brasil Servicos Medicos *	767,000	1,492
Petro Rio *	150,700	755
Petroleo Brasileiro SA ADR, Cl A	286,293	3,748
Santos Brasil Participacoes SA	1,677,100	2,110
Sinqia	442,900	1,472
SLC Agricola SA	74,080	632
TIM SA/Brazil	656,900	1,735
XP Inc, Cl A *	49,075	1,587
		50,892

Canada — 1.7%
Aclara Resources *	460,380	388
Capstone Mining Corp *	405,854	2,102
Dundee Precious Metals Inc	349,876	2,069
Endeavour Mining	89,519	2,363
First Quantum Minerals Ltd	150,715	4,417
Gran Tierra Energy Inc *	1,076,244	1,485
Ivanhoe Mines Ltd, Cl A *	397,180	4,040
Neo Performance Materials Inc	107,828	1,360
Parex Resources Inc	129,039	2,844
		21,068

Chile — 1.3%
Banco Santander Chile ADR	197,443	3,854
Cia Cervecerias Unidas SA ADR	123,430	1,972
Empresas CMPC SA	1,001,350	1,664
Falabella SA	650,515	2,153
Quinenco SA	398,310	1,027

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sociedad Quimica y Minera de Chile SA ADR	89,606	$5,930
		16,600

China — 10.6%
360 DigiTech Inc ADR	71,992	1,350
Autohome Inc ADR *	48,491	1,483
Baidu Inc ADR *	3,971	605
Bank of Communications, Cl A	1,512,700	1,147
Bank of Communications Co Ltd, Cl H	2,368,000	1,624
Beijing Huafeng Test & Control Technology, Cl A *	32,073	2,123
Beijing Kingsoft Office Software, Cl A	33,684	1,144
BYD Co Ltd, Cl H	64,000	1,958
China Coal Energy Co Ltd, Cl H	1,568,000	986
China Construction Bank Corp, Cl H	17,686,000	13,265
China Everbright Bank Co Ltd, Cl H	4,777,000	1,777
China Jushi, Cl A	807,681	2,191
China Life Insurance Co Ltd, Cl H	649,000	1,075
China Medical System Holdings Ltd	2,642,000	4,699
China National Building Material Co Ltd, Cl H	966,000	1,242
China Northern Rare Earth Group High-Tech, Cl A	99,700	781
China Petroleum & Chemical, Cl A	2,381,173	1,642
China Petroleum & Chemical Corp, Cl H	6,168,000	3,068
China Railway Group Ltd, Cl H	3,039,000	1,785
China Shenhua Energy Co Ltd, Cl H	308,500	854
Contemporary Amperex Technology Co Ltd, Cl A	23,320	1,992
COSCO SHIPPING Holdings Co Ltd, Cl H *	1,497,050	3,038
Daqin Railway Co Ltd, Cl A	535,045	578
Daqo New Energy Corp ADR *	5,293	254
Dongfeng Motor Group Co Ltd, Cl H	4,086,000	3,510
FinVolution Group ADR	69,689	284
Guangzhou GRG Metrology & Test Co Ltd, Cl A *	24,563	83
Guangzhou Tinci Materials Technology, Cl A	63,200	1,070
Haier Smart Home Co Ltd, Cl H	1,752,600	6,112
Hangzhou Robam Appliances Co Ltd, Cl A	197,777	1,045
Hundsun Technologies Inc, Cl A	164,580	1,365
JD.com Inc ADR *	30,738	2,202
JD.com Inc, Cl A *	15,823	569
Jiangxi Copper, Cl H	581,000	1,053
Kingdee International Software Group Co Ltd	647,000	1,595
Kunlun Energy Co Ltd	4,786,000	4,680
Kweichow Moutai Co Ltd, Cl A	3,875	1,101
Li Ning Co Ltd	440,500	4,404
Lufax Holding Ltd ADR *	530,504	3,432
NetEase Inc ADR	29,730	2,834
PICC Property & Casualty Co Ltd	7,962,000	8,407
Pinduoduo Inc ADR *	7,725	401

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ping An Insurance Group Co of China Ltd, Cl A	332,500	$2,674
Ping An Insurance Group Co of China Ltd, Cl H	711,000	5,490
Power Construction Corp of China, Cl A	1,010,426	1,230
Qingdao Haier Biomedical, Cl A	109,007	1,252
Shenzhen Overseas Chinese Town, Cl A	1,462,500	1,600
Shenzhou International Group Holdings Ltd	265,400	4,466
Sinopec Engineering Group Co Ltd, Cl H	1,948,500	935
Tongwei Co Ltd, Cl A	291,995	1,994
Vipshop Holdings Ltd ADR *	285,417	2,474
Weichai Power Co Ltd, Cl H	2,514,000	4,254
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	676,600	2,239
Wuliangye Yibin Co Ltd, Cl A	110,415	3,331
Wuxi Lead Intelligent Equipment, Cl A	100,867	1,083
Xtep International Holdings Ltd	989,500	1,645
Zhejiang Expressway Co Ltd, Cl H	1,926,000	1,741
ZTO Express Cayman Inc ADR	72,678	2,140
		133,356

Czech Republic — 0.1%
Moneta Money Bank AS	307,926	1,221
Egypt — 0.2%
Commercial International Bank Egypt SAE GDR *	722,680	2,031
Germany — 0.1%
Krones	17,218	1,578
Greece — 1.2%
Alpha Services and Holdings SA *	1,083,156	1,474
Eurobank Ergasias Services and Holdings SA *	3,809,438	4,134
Mytilineos Holdings	91,913	1,480
National Bank of Greece SA *	1,106,657	4,084
OPAP SA	39,158	570
Piraeus Financial Holdings SA *	1,308,487	2,070
Star Bulk Carriers Corp	57,430	1,727
		15,539

Hong Kong — 11.8%
Agricultural Bank of China Ltd, Cl H	12,321,000	4,675
AIA Group Ltd	446,240	4,652
Alibaba Group Holding Ltd ADR *	59,820	6,292
Anhui Conch Cement Co Ltd, Cl H	868,000	4,655
Bank of China Ltd, Cl H	7,570,000	2,950
Beijing Enterprises Holdings Ltd	644,500	2,206
China Datang Renewable Power, Cl H	6,297,000	2,381
China Everbright Environment Group Ltd	1,776,000	1,275
China Feihe	1,547,000	1,847
China Galaxy Securities, Cl H	1,211,500	695
China Lesso Group Holdings Ltd	1,859,000	2,862
China Meidong Auto Holdings Ltd	432,000	2,037
China Mengniu Dairy Co Ltd	876,000	5,700

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Merchants Port Holdings Co Ltd	910,000	$1,715
China Power International Development	1,231,000	697
China Resources Land Ltd	2,334,000	11,355
CIMC Enric Holdings Ltd	2,242,000	2,674
CITIC Ltd	1,917,000	2,241
First Pacific Co Ltd	7,750,000	3,040
Guangzhou Automobile Group Co Ltd, Cl H	3,446,000	3,398
Industrial & Commercial Bank of China Ltd, Cl H	11,624,000	6,953
Kingboard Laminates Holdings Ltd	1,412,500	2,354
Kingsoft	525,600	1,946
Lenovo Group Ltd	4,166,000	4,648
NetEase	294,170	5,726
New Horizon Health Ltd *	260,000	976
Nine Dragons Paper Holdings Ltd	825,000	789
PAX Global Technology Ltd	1,590,000	1,179
PetroChina Co Ltd, Cl H	6,008,000	3,261
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	867,600	1,202
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	368,800	665
Techtronic Industries Co Ltd	289,500	4,867
Tencent Holdings Ltd	306,781	16,527
Tian Lun Gas Holdings	832,000	687
Towngas Smart Energy	3,970,000	2,821
Truly International Holdings	3,560,000	1,238
Uni-President China Holdings Ltd	2,442,000	2,541
Vinda International Holdings Ltd	498,000	1,424
WH Group Ltd	3,333,815	2,325
WuXi AppTec Co Ltd, Cl H	266,044	3,780
Wuxi Biologics Cayman Inc *	151,000	1,250
Xinyi Solar Holdings Ltd	3,607,000	6,536
Yadea Group Holdings Ltd	2,524,000	3,741
Zhongsheng Group Holdings Ltd	405,500	2,832
Zoomlion Heavy Industry Science and Technology Co Ltd	3,182,600	2,113
		149,728

Hungary — 0.6%
OTP Bank Nyrt	101,407	3,920
Richter Gedeon Nyrt	181,709	3,837
		7,757

India — 10.2%
Apollo Tyres Ltd	393,664	975
Asian Paints Ltd	37,617	1,595
Aster DM Healthcare *	525,490	1,205
Astral Ltd	38,160	993
Avenue Supermarts Ltd, Cl A *	23,116	1,345
Bank of Baroda *	610,563	874
Bata India Ltd	56,844	1,377
BSE	2,807	74
Cipla Ltd/India	48,614	599

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Computer Age Management Services	33,269	$1,112
Dabur India	15,920	120
Divi's Laboratories Ltd	74,902	4,261
Dr Lal PathLabs Ltd	50,165	1,687
Finolex Cables Ltd	210,853	1,167
GAIL India Ltd	1,238,614	2,401
Godrej Properties Ltd *	60,265	1,213
Grasim Industries Ltd	22,407	478
HCL Technologies Ltd	360,153	5,387
HDFC Bank Ltd	161,967	3,046
Hero MotoCorp Ltd	70,486	2,386
Hindalco Industries Ltd	775,557	5,969
Hindustan Petroleum Corp Ltd	249,061	911
Housing Development Finance Corp Ltd	161,749	5,076
ICICI Bank Ltd ADR	488,755	9,516
Indian Energy Exchange Ltd	900,357	2,492
Infosys Ltd	179,801	4,104
Infosys Ltd ADR	217,052	4,875
Ipca Laboratories	136,498	1,785
ITC Ltd	195,469	564
Kotak Mahindra Bank Ltd	191,012	4,707
KPIT Technologies Ltd	457,289	3,514
Narayana Hrudayalaya *	174,512	1,597
NCC Ltd/India	1,051,766	877
Oil & Natural Gas Corp Ltd	2,427,671	5,238
Petronet LNG Ltd	736,273	2,104
PI Industries	41,751	1,378
PNC Infratech Ltd	442,352	1,570
PTC India Ltd	1,568,733	1,784
PVR Ltd *	69,109	1,517
Quess	191,513	1,627
REC Ltd	547,946	896
Shriram Transport Finance Co Ltd	74,363	1,118
Star Health & Allied Insurance *	236,922	2,223
State Bank of India	387,884	2,507
Sun Pharmaceutical Industries	227,301	2,556
Tata Consultancy Services Ltd	89,085	4,215
Tata Steel Ltd	166,947	2,734
Tech Mahindra Ltd	128,907	2,431
Titan Co Ltd	34,523	1,178
UPL Ltd	355,208	3,145
Varun Beverages Ltd	257,512	3,260
Vedanta Ltd	200,672	1,019
VST Tillers Tractors	49,667	1,731
WNS Holdings Ltd ADR *	72,283	5,973
		128,486

Indonesia — 3.0%
Astra International Tbk PT	3,467,500	1,405
Avia Avian *	36,847,800	2,090
Bank Central Asia Tbk PT	4,945,500	2,777
Bank Mandiri Persero Tbk PT	770,300	413

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Rakyat Indonesia Persero Tbk PT	26,788,876	$8,501
Cisarua Mountain Dairy TBK *	10,816,900	2,648
Matahari Department Store Tbk PT	8,981,500	2,868
Medikaloka Hermina Tbk PT	77,974,500	5,794
Merdeka Copper Gold Tbk PT *	7,880,400	2,149
Pakuwon Jati Tbk PT	81,229,684	2,603
Telkom Indonesia Persero Tbk PT	3,989,400	1,207
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,357
Vale Indonesia	4,925,600	1,875
		37,687

Kenya — 0.2%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	5,792,163	2,547
		2,547

Mexico — 2.3%
America Movil SAB de CV ADR, Cl L	64,587	1,170
Arca Continental SAB de CV	198,848	1,314
Banco del Bajio SA	838,600	2,044
Coca-Cola Femsa SAB de CV	257,837	1,431
GCC	120,000	799
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	343,310	2,479
Grupo Aeroportuario del Sureste SAB de CV ADR	12,344	2,666
Grupo Financiero Banorte SAB de CV, Cl O	985,600	6,704
Grupo Mexico SAB de CV, Ser B	835,701	4,279
Megacable Holdings SAB de CV	349,100	1,029
Promotora y Operadora de Infraestructura SAB de CV	75,900	598
Wal-Mart de Mexico SAB de CV	1,201,117	4,585
		29,098

Netherlands — 0.2%
BE Semiconductor Industries NV	26,475	2,239
Nigeria — 0.4%
Zenith Bank PLC	76,698,031	4,999
Pakistan — 0.3%
United Bank Ltd/Pakistan	4,070,761	3,412
Philippines — 3.1%
AllHome Corp	17,413,000	2,995
Alliance Global Group Inc	19,991,310	5,004
Ayala Corp	376,909	6,253
Ayala Land Inc	5,943,100	4,532
BDO Unibank Inc	1,862,424	4,704
Century Pacific Food	2,522,700	1,322
GT Capital Holdings Inc	387,410	4,386
Metropolitan Bank & Trust Co	2,324,900	2,595
Monde Nissin Corp *	8,915,200	2,883
Robinsons Land Corp	8,086,500	3,051
Wilcon Depot Inc	2,102,600	1,200
		38,925

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Poland — 0.5%
Bank Polska Kasa Opieki SA	63,771	$1,755
Cyfrowy Polsat SA	144,871	943
Dino Polska SA *	22,873	1,613
PGE Polska Grupa Energetyczna SA *	333,823	651
Polski Koncern Naftowy ORLEN SA	42,186	717
STS Holding *	306,134	1,191
		6,870

Qatar — 0.2%
Industries Qatar QSC	269,883	1,356
Qatar Islamic Bank SAQ	113,143	654
		2,010

Russia — 0.8%
Gazprom PJSC ADR	593,590	1,691
LUKOIL PJSC ADR	153,750	3,569
MMC Norilsk Nickel PJSC ADR	75,778	975
Mobile TeleSystems PJSC ADR	556,416	1,530
Moscow Exchange PJSC *	945,410	439
Ozon Holdings ADR *	30,008	273
Sberbank of Russia PJSC ADR	104,765	115
Surgutneftegas PJSC ADR	528,675	1,015
Yandex NV, Cl A *	50,933	751
		10,358

Saudi Arabia — 1.7%
Al Rajhi Bank	125,046	5,361
Riyad Bank	91,255	864
Sahara International Petrochemical Co	56,319	701
Saudi Arabian Oil Co	27,406	303
Saudi Kayan Petrochemical Co *	324,875	1,768
Saudi National Bank	313,810	5,711
Saudi Tadawul Group Holding *	54,551	2,329
Saudi Telecom Co	98,536	3,003
United Electronics Co	34,376	1,195
		21,235

South Africa — 2.8%
Absa Group Ltd	140,248	1,605
Aspen Pharmacare Holdings Ltd	91,561	1,192
Barloworld Ltd	138,631	1,100
Bidvest Group Ltd/The	70,311	960
Capitec Bank Holdings Ltd	20,203	2,713
FirstRand Ltd	249,279	1,068
Gold Fields Ltd	91,902	1,280
Impala Platinum Holdings Ltd	110,522	2,108
Kumba Iron Ore Ltd	39,546	1,555
Life Healthcare Group Holdings Ltd	589,548	855
Mr Price Group Ltd	188,026	2,560
Naspers Ltd, Cl N	79,691	9,947
Old Mutual Ltd	1,535,871	1,252
Sappi Ltd	276,210	913
Sasol Ltd *	52,572	1,205

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shoprite Holdings Ltd	53,713	$797
Sibanye Stillwater Ltd	464,553	2,199
Vodacom Group Ltd	233,142	2,234
		35,543

South Korea — 11.2%
AfreecaTV Co Ltd	3,252	381
Cheil Worldwide Inc	89,666	1,678
CJ CheilJedang Corp	19,560	6,152
CJ ENM Co Ltd	28,721	3,135
Coway Co Ltd	55,367	3,320
DB Insurance Co Ltd	7,909	406
Dentium Co Ltd *	27,716	1,399
DGB Financial Group Inc	290,137	2,291
DL E&C Co Ltd	8,029	865
Douzone Bizon Co Ltd	16,466	670
Ecopro	4,759	1,514
Eugene Technology Co Ltd	35,576	1,292
Fila Holdings Corp	7,298	216
GS Holdings Corp	36,293	1,208
Hana Financial Group Inc	262,103	10,621
Hana Materials Inc	42,158	1,844
Hankook Tire & Technology Co Ltd	47,002	1,374
Hansol Chemical Co Ltd	7,128	1,291
Hanwha Corp	38,795	988
Hyosung TNC Corp	2,337	947
Hyundai Marine & Fire Insurance Co Ltd	25,218	605
Hyundai Mipo Dockyard Co Ltd	19,993	1,331
Hyundai Mobis Co Ltd	12,377	2,306
Iljin Materials Co Ltd	12,484	965
KB Financial Group Inc	60,970	3,026
KH Vatec	80,210	1,463
Kia Corp	99,308	6,140
Kumho Petrochemical *	12,769	1,723
LG Corp	21,079	1,327
LG Electronics Inc	60,361	6,221
LG Household & Health Care Ltd	1,321	1,046
LG Innotek Co Ltd	916	254
Lotte Chemical Corp	13,935	2,565
LX INTERNATIONAL CORP	22,392	552
LX Semicon Co Ltd	16,379	1,574
Meritz Fire & Marine Insurance Co Ltd	44,154	1,513
Mirae Asset Securities Co Ltd	55,410	406
NAVER Corp	7,984	2,114
NCSoft Corp	4,266	1,592
NH Investment & Securities	27,080	260
POSCO Holdings ADR	22,314	1,324
POSCO Holdings Inc	5,861	1,395
PSK Inc	34,875	1,388
Samsung Electro-Mechanics Co Ltd	15,062	2,107
Samsung Electronics Co Ltd	670,405	40,496
Samsung Securities Co Ltd	11,278	397

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seegene Inc	11,097	$479
SK Hynix Inc	76,926	7,939
SK Telecom Co Ltd	74,626	3,393
SKC Co Ltd	11,398	1,320
SL Corp *	79,708	1,579
Youngone Corp	16,908	598
		140,990

Taiwan — 14.1%
Acer Inc	1,665,000	1,729
Airtac International Group	66,019	2,200
Alchip Technologies Ltd	109,000	4,250
Arcadyan Technology Corp	370,000	1,531
ASPEED Technology Inc	12,300	1,212
Asustek Computer Inc	91,000	1,214
Bizlink Holding Inc	63,000	680
Chailease Holding Co Ltd	582,670	5,272
ChipMOS Technologies	280,000	527
Chlitina Holding Ltd	178,000	1,348
CTBC Financial Holding Co Ltd	6,296,000	6,097
Delta Electronics Inc	269,000	2,384
E Ink Holdings Inc	488,000	2,627
Elite Material	185,000	1,803
Farglory Land Development	446,000	978
Fittech *	210,000	1,523
Formosa Plastics Corp	518,000	1,950
Fubon Financial Holding Co Ltd	2,807,700	7,567
Gigabyte Technology Co Ltd	98,000	501
Hon Hai Precision Industry Co Ltd	1,080,912	4,010
King Yuan Electronics Co Ltd	276,000	434
Lite-On Technology Corp	623,862	1,535
Macronix International Co Ltd	2,334,000	3,622
Makalot Industrial Co Ltd	187,000	1,475
MediaTek Inc	227,357	8,876
Merida Industry Co Ltd	187,000	1,904
Micro-Star International Co Ltd	760,000	4,215
momo.com Inc	28,000	1,000
Nien Made Enterprise Co Ltd	104,000	1,352
Parade Technologies Ltd	33,000	2,283
Powertech Technology Inc	348,000	1,180
Realtek Semiconductor Corp	186,000	3,065
Silergy Corp	38,367	5,071
Sino-American Silicon Products Inc	265,000	1,759
Taiwan Business Bank	5,588,000	2,223
Taiwan Paiho Ltd	422,000	1,193
Taiwan Semiconductor Manufacturing Co Ltd	2,266,000	48,594
Taiwan Semiconductor Manufacturing Co Ltd ADR	169,024	18,087
Unimicron Technology Corp	287,000	2,670
United Microelectronics Corp	2,554,000	4,832
Voltronic Power Technology Corp	45,950	2,382

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Winbond Electronics Corp	1,128,000	$1,353
Wiwynn Corp *	117,000	4,119
Yang Ming Marine Transport Corp *	465,000	1,959
Yuanta Financial Holding Co Ltd	3,680,400	3,282
		177,868

Thailand — 3.4%
Bangkok Bank	851,100	3,659
Bangkok Chain Hospital	1,239,600	726
Bangkok Life Assurance NVDR	1,511,800	2,032
Com7 PCL	816,200	2,074
Home Product Center PCL	10,207,845	4,781
Humanica	3,222,600	1,261
JMT Network Services PCL	1,485,700	3,089
Kasikornbank PCL	171,700	862
Kasikornbank PCL NVDR	966,500	4,836
Kiatnakin Bank PCL	281,200	590
Krung Thai Bank PCL	1,735,400	746
Land & Houses	6,761,600	1,996
Major Cineplex Group NVDR	1,499,100	929
Mega Lifesciences	798,700	1,056
PTT Exploration & Production	227,000	958
PTT PCL	920,700	1,122
PTT PCL NVDR	5,117,700	6,187
Siam Cement PCL/The	82,600	993
Sri Trang Agro-Industry PCL	3,356,200	2,751
Thai Union Group PCL, Cl F	4,004,800	2,508
Tisco Financial Group PCL	101,200	304
		43,460

Turkey — 0.4%
Akbank TAS	891,294	454
BIM Birlesik Magazalar AS	224,825	1,188
Ford Otomotiv Sanayi AS	28,405	556
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Cl D *	689,728	587
Tekfen Holding AS *	214,474	288
Tofas Turk Otomobil Fabrikasi AS	64,048	373
Turk Hava Yollari AO *	177,391	330
Turkcell Iletisim Hizmetleri AS	501,283	744
		4,520

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	683,370	2,005
Aldar Properties PJSC	921,798	1,056
Dubai Islamic Bank PJSC	563,900	937
Emaar Development PJSC *	4,444,042	5,186
Emaar Properties PJSC	5,527,881	7,670
Fertiglobe	2,300,817	2,425
First Abu Dhabi Bank PJSC	254,333	1,430
		20,709

United Kingdom — 3.6%
Airtel Africa	1,539,674	2,887

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Endava PLC ADR *	2,334	$311
Energean PLC *	503,146	6,932
Halyk Savings Bank of Kazakhstan JSC GDR	428,593	4,323
Hochschild Mining PLC	3,350,660	5,222
NAC Kazatomprom JSC GDR	189,669	5,754
Nova Ljubljanska Banka dd GDR	264,407	3,983
Polymetal International PLC	50,326	248
Polyus PJSC GDR	9,030	607
SEPLAT Energy	3,037,908	4,383
SolGold PLC *	6,774,749	2,677
TBC Bank Group PLC	138,321	2,240
TCS Group Holding GDR	22,288	213
Tullow Oil PLC *	2,661,939	1,892
WAG Payment Solutions *	1,509,678	1,910
Wizz Air Holdings PLC *	49,168	2,192
		45,774

United States — 1.6%
Coupang, Cl A *	56,594	1,501
Credicorp Ltd	30,511	4,615
EPAM Systems Inc *	8,280	1,720
Fabrinet *	11,013	1,103
Freshworks, Cl A *	37,587	689
Globant SA *	13,859	3,797
IHS Holding *	191,059	2,140
Turquoise Hill Resources *	177,299	3,643
Zenvia, Cl A *	134,488	675
		19,883

Vietnam — 1.4%
Ho Chi Minh City Development Joint Stock Commercial Bank *	1,964,670	2,495
Hoa Phat Group JSC	926,113	1,924
Military Commercial Joint Stock Bank *	4,649,081	7,050
Vietnam Technological & Commercial Joint Stock Bank *	1,612,520	3,590
Vincom Retail JSC *	2,196,659	3,229
		18,288

Total Common Stock
(Cost $1,058,824) ($ Thousands)		1,202,390

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (A) — 1.3%
Brazil — 0.1%
Cia Energetica de Minas Gerais	434,500	$1,080
Cia Paranaense de Energia	418,100	562
		1,642

Colombia — 0.1%
Banco Davivienda SA*	215,784	1,770
South Korea — 1.1%
Hyundai Motor Co	47,947	3,503
LG Chem Ltd	15,335	3,458
LG Electronics Inc *	25,035	1,241
Samsung Electronics Co Ltd	93,820	5,179
		13,381

Total Preferred Stock
(Cost $18,836) ($ Thousands)		16,793

	Number of Warrants
WARRANTS — 0.2%
India — 0.2%
Voltas, Expires 05/28/2023 *	134,600	2,240

Total Warrants
(Cost $693) ($ Thousands)		2,240

	Number of Rights
RIGHTS — 0.0%
Thailand — 0.0%
VGI, Expires 04/05/2022 *	1,074,900	26
Total Rights
(Cost $—) ($ Thousands)		26

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	17,508,524	17,509

Total Cash Equivalent
(Cost $17,509) ($ Thousands)		17,509

Total Investments in Securities — 98.1%
(Cost $1,095,862) ($ Thousands)		$1,238,958

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
MSCI Emerging Markets	271	Mar-2022	$16,818	$15,944	$(874)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Equity Fund (Concluded)

Percentages are based on Net Assets of $1,262,787 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
Ltd — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PCL — Public Company Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Ser — Series

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	298,064	904,326	–	1,202,390
Preferred Stock	8,156	8,637	–	16,793
Warrant	–	2,240	–	2,240
Right	26	–	–	26
Cash Equivalent	17,509	–	–	17,509
Total Investments in Securities	323,755	915,203	–	1,238,958

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(874)	–	–	(874)
Total Other Financial Instruments	(874)	–	–	(874)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$63,747	$231,957	$(278,195)	$—	$—	$17,509	17,508,524	$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 33.1%
Aerospace & Defense — 0.8%
Bleriot US Bidco Inc., 2021 Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 03/11/2028	$1,729	$1,719
Peraton Corp., Term B Loan, 1st Lien
4.250%, LIBOR + 3.750%, 03/11/2028	2,192	2,178
Ultra Electronics Holdings PLC, Dollar Denominated Term Loan, 1st Lien
0.000%, 11/17/2028 (A)	2,165	2,146
		6,043

Air Transport — 0.7%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 05/08/2028	1,519	1,545
American Airlines Inc., 2018 Replacement Term Loan, 1st Lien
6.459%, LIBOR + 6.250%, 02/13/2026 (B)	253	242
American Airlines Inc., 2020 Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 05/01/2024	1,103	1,049
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 04/27/2027	905	944
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 10/01/2027	1,175	1,227
		5,007

Automotive — 0.5%
Autokiniton US Holdings Inc., Closing Date Term B Loan, 1st Lien
5.500%, LIBOR + 4.750%, 05/29/2028 (B)	1,978	1,963
Holley Inc., Delayed Draw Term Loan, 1st Lien
4.500%, 11/17/2028	2	2
Holley Inc., Initial Term Loan, 1st Lien
4.500%, 11/17/2028	41	40
Truck Hero, Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 12/17/2027 (A)	1,910	1,872
		3,877

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Building & Development — 1.9%
Artera Services, LLC, Tranche B Term Loan, 1st Lien
3.250%, LIBOR + 2.750%, 10/20/2028	$823	$792
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/02/2028	1,947	1,908
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 06/02/2028	1,338	1,337
Kodiak BP, LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 03/31/2028	2,780	2,740
KREF Holdings X LLC, 2021 Replacement Term Loan, 1st Lien
4.000%, 09/01/2027	1,678	1,661
MI Windows and Doors, LLC, Initial Term Loan Retired, 1st Lien
4.750%, LIBOR + 4.000%, 12/01/2027 (A)	1,154	1,149
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
4.250%, 10/15/2028	1,286	1,273
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
4.154%, CME Term SOFR + 4.000%, 07/31/2028	2,443	2,412
Tutor Perini Corporation, Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 07/30/2027 (A)(B)	711	710
		13,982

Business Equipment & Services — 3.1%
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 11/23/2027	2,439	2,249
AVSC Holding Corp., Initial Term Loan, 2nd Lien
4.500%, LIBOR + 3.500%, 03/06/2025 (C)	1,132	892
BW Holding, Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 12/14/2028	791	784
Electron Bidco Inc., Initial Term Loan, 1st Lien
3.750%, 11/01/2028 (A)	1,108	1,095
Ensono Inc, Initial Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 07/27/2028	1,683	1,666

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Marlink AS, Dollar Term Loan B, 1st Lien
0.000%, 12/04/2028 (A)	$244	$237
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 10/23/2028 (C)	1,438	1,423
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
8.750%, LIBOR + 7.750%, 07/31/2028 (A)	265	261
Mercury Borrower, Inc., Initial Term Loan, 2nd Lien
4.154%, CME Term SOFR + 4.000%, 07/31/2028 (A)(C)	1,245	1,242
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
5.500%, LIBOR + 5.000%, 12/16/2028	1,669	1,640
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 03/31/2028	1,530	1,501
Pug LLC, Term B-2 Loan, 1st Lien
3.940%, CME Term SOFR + 3.750%, 12/29/2028	763	755
Pug LLC, USD Term B Loan, 1st Lien
4.250%, LIBOR + 3.500%, 12/04/2026	1,683	1,649
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 10/29/2027	2,535	2,513
4.000%, LIBOR + 3.250%, 11/02/2027	6	6
Sharp Midco LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 12/31/2028	780	774
TGG TS Acquisition Company, Term B Loan, 1st Lien
7.209%, LIBOR + 7.000%, 05/29/2026	1,178	1,175
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
8.000%, LIBOR + 7.250%, 12/01/2028	258	256
4.040%, CME Term SOFR + 3.750%, 11/22/2028 (A)	1,465	1,453
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
6.709%, LIBOR + 6.500%, 12/14/2025	46	45

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
5.250%, LIBOR + 4.250%, 06/05/2025	$584	$569
5.250%, LIBOR + 4.250%, 10/02/2025	501	488
3.959%, LIBOR + 3.750%, 10/10/2025	53	52
		22,725

Cable & Satellite Television — 0.0%
Diamond Sports Group LLC, Term Loan, 1st Lien
4.209%, LIBOR + 4.000%, 07/18/2026	994	369

Chemicals & Plastics — 1.2%
Aruba Investments Holdings LLC, Initial Dollar Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 11/12/2027 (B)	505	501
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
4.442%, CME Term SOFR + 4.250%, 11/16/2027 (B)	1,467	1,459
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 01/31/2028	1,608	1,603
DCG Acquisition Corp., Term Loan B, 1st Lien
4.459%, LIBOR + 4.250%, 08/31/2026 (B)(C)	2,763	2,742
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
4.190%, CME Term SOFR + 4.000%, 01/27/2029 (C)	1,395	1,390
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
3.250%, LIBOR + 2.750%, 06/28/2028	1,015	999
		8,694

Conglomerates — 0.1%
Conair Holdings LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 07/27/2028 (A)	668	660

Containers & Glass Products — 2.3%
Anchor Packaging, LLC, Initial Term Loan, 1st Lien
4.209%, LIBOR + 4.000%, 07/31/2026 (B)	1,427	1,405

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Berlin Packaging L.L.C., Tranche B-5 Term Loan, 1st Lien
7.000%, LIBOR + 6.500%, 10/15/2029	$451	$448
3.191%, LIBOR + 3.000%, 10/15/2029	2,119	2,103
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
3.356%, LIBOR + 3.250%, 04/03/2024 (A)	2,223	2,183
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.250%, LIBOR + 3.500%, 10/02/2027	454	451
Pregis TopCo LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 07/31/2026	1,613	1,603
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 10/23/2028	1,089	1,083
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, 10/02/2028	1,236	1,221
Pretium PKG Holdings, Inc., Initial Term Loan, 2nd Lien
7.250%, 10/01/2029	1,685	1,673
Tank Holding Corp., 2020 Incremental Term Loan, 1st Lien
3.352%, CME Term SOFR + 3.000%, 12/15/2027	1,747	1,733
Tank Holding Corp., 2020 Refinancing Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 12/04/2026	1,240	1,221
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
3.709%, LIBOR + 3.500%, 09/13/2024	1,892	1,879
Trident TPI Holdings, Inc., Tranche B-3 DDTL Term Loan, 1st Lien
7.250%, LIBOR + 6.750%, 03/30/2029	20	20
7.250%, LIBOR + 6.750%, 07/23/2029	11	11
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 1st Lien
3.440%, CME Term SOFR + 3.250%, 01/18/2029	346	344
		17,378

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ecological Services & Equipment — 0.3%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
3.940%, 12/29/2028 (A)	$1,760	$1,746
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
7.250%, LIBOR + 6.750%, 10/01/2029	693	683
		2,429

Electronics/Electrical — 5.1%
Apttus Corporation, Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 05/29/2028	1,333	1,326
athenahealth Group Inc., Initial Delayed Draw Term Loan, 1st Lien
0.000%, 02/15/2029 (A)	342	339
athenahealth Group Inc., Initial Term Loan, 1st Lien
4.000%, 02/15/2029 (A)	1,967	1,947
CommerceHub, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 12/01/2027 (C)	673	662
Delta Topco, Inc., Initial Term Loan, 2nd Lien
4.750%, LIBOR + 3.750%, 10/20/2027	1,675	1,665
ECi Macola/MAX Holding, LLC, Initial Term Loan, 1st Lien
3.459%, LIBOR + 3.250%, 07/31/2027	1,974	1,954
Epicor Software Corporation (fka Eagle Parent Inc.), Initial Term Loan, 2nd Lien
4.000%, LIBOR + 3.250%, 07/30/2027 (A)	606	617
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
6.250%, LIBOR + 5.250%, 06/21/2027 (A)	66	65
Hyland Software Inc., 2021 Refinancing Term Loan, 2nd Lien
5.500%, LIBOR + 4.750%, 05/29/2028	1,981	1,986
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
7.209%, LIBOR + 7.000%, 05/29/2026	862	857
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, LIBOR + 3.750%, 03/06/2028 (A)	1,099	1,088

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ION Trading Finance Limited, Initial Dollar Term Loan (2021), 1st Lien
5.500%, LIBOR + 4.750%, 05/29/2028	$1,836	$1,825
Ivanti Software, Inc., 2021 Specified Refinancing Loan, 2nd Lien
7.750%, 12/01/2028	1,130	1,122
Ivanti Software, Inc., 2021 Specified Refinancing Term Loan, 1st Lien
5.000%, 12/01/2027	2,242	2,208
MA Financeco., LLC, Tranche B-4 Term Loan, 1st Lien
5.000%, LIBOR + 4.000%, 01/08/2027	1,525	1,508
Magenta Buyer LLC, Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 07/21/2028 (A)	52	52
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
4.195%, CME Term SOFR + 4.000%, 03/01/2029 (A)	2,716	2,675
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 04/09/2027 (A)	725	719
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 07/01/2024	758	748
MH Sub I, LLC (WebMD Health Corp.), 2021 Replacement Term Loan, 2nd Lien
4.250%, LIBOR + 3.750%, 03/31/2028	550	546
Mitchell International, Inc., Initial Term Loan, 1st Lien
4.250%, 10/15/2028	927	913
Motus Group, LLC, Initial Term Loan, 1st Lien
4.500%, 12/11/2028	850	844
Netsmart, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 10/07/2027	1,724	1,715
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 02/04/2027 (B)	664	661
3.709%, LIBOR + 3.500%, 02/12/2027 (B)	658	656
Ping Identity Corporation, Term Loan, 1st Lien
4.040%, 11/22/2028	700	693

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
4.750%, 02/01/2029 (A)	$1,804	$1,776
Quest Software US Holdings Inc., Term Loan, 2nd Lien
8.150%, 02/01/2030 (A)	983	960
Redstone HoldCo 2 LP, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 06/02/2028	1,197	1,115
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
3.959%, LIBOR + 3.750%, 02/27/2026	699	693
3.459%, LIBOR + 3.250%, 03/26/2026	304	302
Snap One Holdings Corp., Initial Term Loan, 1st Lien
5.000%, 12/08/2028	670	663
Sophia L.P., Closing Date Loan, 2nd Lien
3.137%, CME Term SOFR + 3.000%, 10/19/2027 (C)	1,000	1,015
Sophia, L.P., Term Loan B, 1st Lien
4.000%, 10/07/2027	1,345	1,331
TIBCO Software Inc., Term B-3 Loan, 1st Lien
5.000%, LIBOR + 4.000%, 01/08/2027	719	713
Zelis Cost Management Buyer, Inc., Amendment No. 2 Term Loan, 1st Lien
3.606%, 09/30/2026	307	303
		38,262

Financial Intermediaries — 2.9%
AI Convoy (Luxembourg) S.a r.l., Facility B1 (USD), 1st Lien
4.500%, 01/18/2027 (A)	906	900
Apex Group Treasury Limited, Term Loan
0.000%, 07/27/2028 (A)	30	30
Apex Group Treasury Limited, USD Term Loan, 1st Lien
5.000%, LIBOR + 4.500%, 12/16/2028	1,337	1,326
AssuredPartners Inc., 2021 Term Loan, 1st Lien
7.750%, LIBOR + 7.250%, 12/01/2028	973	957
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 01/18/2027	616	612
Global IID Parent LLC, Term B Loan, 1st Lien
5.000%, 12/16/2028	836	833

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
HighTower Holding, LLC, Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 06/21/2028	$1,776	$1,762
Husky Injection Molding Systems Ltd., Initial Term Loan, 1st Lien
3.354%, LIBOR + 3.000%, 03/28/2025	1,366	1,338
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 11/09/2027 (A)	1,483	1,467
Madison IAQ LLC, Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 08/18/2028	1,866	1,834
Mariner Wealth Advisors, LLC, Delayed Draw Term Loan, 1st Lien
3.421%, CME Term SOFR + 3.250%, 01/24/2029	47	47
Mirion Technologies (US Holdings), Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 11/19/2028	1	1
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
5.750%, LIBOR + 5.000%, 08/30/2028	2,663	2,645
5.000%, LIBOR + 4.000%, 08/31/2028	133	132
Osmosis Buyer Limited, Term Loan, 1st Lien
4.500%, 09/15/2028 (A)	349	347
Paysafe Group Holdings II Limited, Facility B1, 1st Lien
4.000%, LIBOR + 3.500%, 08/17/2028	199	186
Quirch Foods Holdings, LLC, 2021 Term Loan, 1st Lien
5.500%, 10/27/2027	3,163	3,155
Secure Acquisition, Inc., Closing Date Term Loan, 1st Lien
5.500%, LIBOR + 5.000%, 12/16/2028 (A)	313	310
Secure Acquisition/Paragon, Delayed Term Loan, 1st Lien
0.000%, 12/16/2028 (A)	94	93
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
3.750%, LIBOR + 3.250%, 11/01/2028	1,453	1,441
Valkyr Purchaser, LLC, Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 11/05/2027	1,065	1,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Victory Buyer LLC, Initial Term Loan, 1st Lien
4.250%, 11/19/2028	$700	$695
		21,168

Food Service — 0.5%
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
3.750%, 12/15/2027 (A)	1,855	1,835
Naked Juice LLC, Delayed Draw Term Loan, 1st Lien
3.750%, 01/24/2029 (A)	61	60
Naked Juice LLC, Initial Term Loan, 1st Lien
3.750%, 01/24/2029 (A)	1,058	1,048
Sovos Brands Intermediate, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 08/02/2028	630	627
		3,570

Health Care — 3.5%
Air Methods Corporation, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 04/22/2024	2,009	1,858
Auris Luxembourg III S.a r.l., Facility B2, 1st Lien
3.724%, LIBOR + 3.500%, 04/06/2026	744	730
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
4.126%, CME Term SOFR + 3.750%, 02/16/2029	980	970
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.724%, LIBOR + 3.500%, 04/06/2026	2,345	1,700
Envision Healthcare Corporation, Series 2020 New Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 01/18/2027	330	233
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 09/25/2026	2,621	2,616
EyeCare Partners LLC, Amendment No. 1 Delayed Draw Term Loan, 1st Lien
4.250%, 11/15/2028	111	110
EyeCare Partners LLC, Amendment No. 1 Term Loan, 1st Lien
4.250%, 11/15/2028	444	439
FC Compassus, LLC, Term B-1 Loan, 1st Lien
4.000%, LIBOR + 3.500%, 03/31/2028	881	866

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Gainwell Acquisition Corp., Term B Loan, 1st Lien
4.000%, LIBOR + 3.500%, 07/30/2027 (A)	$3,032	$3,014
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 10/01/2027	1,120	1,113
Mamba Purchaser, Inc., Initial Loan, 2nd Lien
7.000%, 10/15/2029	780	777
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
3.137%, 10/19/2027	1,599	1,586
MED ParentCo, LP, Initial Term Loan, 1st Lien
5.500%, Prime Rate + 2.250%, 08/24/2026	2,002	1,985
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), 2021 First Lien Replacement Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 12/29/2027	1,954	1,939
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), Initial Term Loan, 2nd Lien
4.250%, LIBOR + 3.250%, 03/03/2025 (B)	200	199
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
6.459%, LIBOR + 6.250%, 02/23/2029	2,280	2,260
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 09/15/2028	155	154
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 03/31/2028	3	3
Radnet Management, Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 06/08/2028	562	557
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
3.750%, LIBOR + 2.750%, 02/06/2024 (A)	835	795
Tecostar Holdings, Inc., 2017 Term Loan, 1st Lien
4.750%, LIBOR + 3.750%, 09/13/2024	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
WCG Purchaser Corp., Initial Term Loan, 1st Lien
6.709%, LIBOR + 6.500%, 10/01/2026	$294	$292
4.224%, LIBOR + 4.000%, 10/30/2026	293	291
3.606%, LIBOR + 3.500%, 09/30/2026	1,552	1,543
		26,033

Home Furnishings — 0.1%
TGP Holdings III LLC, Closing Date Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 10/25/2028	693	678

Industrial Equipment — 1.1%
Groupe Solmax Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 10/02/2028	227	226
4.250%, LIBOR + 3.750%, 10/15/2028	316	314
4.000%, LIBOR + 3.500%, 09/29/2028	431	428
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
7.000%, LIBOR + 6.500%, 08/02/2029	1,415	1,412
Pro Mach Group, Inc., Delayed Draw Term Loan, 1st Lien
6.758%, LIBOR + 6.250%, 08/31/2029	124	124
Restaurant Technologies, Inc., Initial Loan, 2nd Lien
3.209%, LIBOR + 3.000%, 05/14/2026 (C)	974	972
Star US Bidco LLC, Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.000%, 01/08/2027	2,508	2,488
TMK Hawk Parent Corp., Initial Tranche A Loan (Super Senior Priority), 1st Lien
4.000%, LIBOR + 3.500%, 09/01/2027 (B)	726	694
TMK Hawk Parent Corp., Initial Tranche B Loan (Super Senior Priority), 1st Lien
4.813%, LIBOR + 4.000%, 09/15/2027	946	810
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 05/07/2028	104	101

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
3.750%, LIBOR + 3.000%, 04/23/2028	$525	$512
		8,081

Insurance — 1.4%
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.459%, LIBOR + 3.250%, 12/23/2026	1,329	1,306
Acrisure, LLC, 2021-2 Additional Term Loan, 1st Lien
4.750%, 02/15/2027	115	114
Asurion, LLC, New B-7 Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 03/26/2026	41	40
Asurion, LLC, New B-8 Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 12/01/2027	703	690
Asurion, LLC, New B-9 Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 03/09/2028	528	518
Cross Financial Corp., Term B-1 Loan, 1st Lien
4.250%, LIBOR + 3.750%, 05/17/2028	1,423	1,418
HIG Finance 2 Limited, 2021 Dollar Refinancing Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 02/28/2028	1,591	1,573
Hyperion Insurance Group, Term Loan, 1st Lien
0.000%, 11/12/2027 (A)	215	212
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
4.750%, 11/16/2027	2,536	2,520
USI Inc., 2021 New Term Loan, 1st Lien
4.709%, LIBOR + 4.500%, 09/30/2026	1,716	1,696
		10,087

Leisure Goods/Activities/Movies — 1.6%
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
4.500%, LIBOR + 4.000%, 12/31/2028	1,583	1,565
Enterprise Development Authority, Term B Loan, 1st Lien
4.000%, LIBOR + 3.250%, 03/12/2028 (B)(C)	2,056	2,047
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
3.209%, LIBOR + 3.000%, 11/03/2024 (B)	2,504	2,371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
4.750%, LIBOR + 4.250%, 02/12/2027 (B)	$754	$761
Hard Rock Northern Indiana, Term Loan B, 1st Lien
5.000%, 12/11/2028	935	927
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
4.000%, 09/29/2028	944	935
Life Time, Inc., 2021 Refinancing Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 12/22/2027	556	559
MSG National Properties LLC, Term Loan, 1st Lien
3.750%, LIBOR + 3.000%, 11/18/2027 (C)	1,573	1,589
UFC Holdings LLC, Term B-3 Loan, 1st Lien
4.500%, LIBOR + 3.750%, 02/01/2028 (A)	1	1
United PF Holdings, LLC, Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 11/01/2026	1,243	1,192
		11,947

Lodging & Casinos — 0.2%
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
4.190%, 01/27/2029 (A)	1,025	1,019
Raptor Acquisition Corp., Term B Loan, 1st Lien
4.500%, LIBOR + 4.000%, 09/15/2028	718	716
		1,735

Miscellaneous — 2.1%
Caldic, Term Loan, 1st Lien
0.000%, 02/23/2029 (A)	685	678
CROCS, Term Loan, 1st Lien
4.449%, 01/26/2029 (A)	1,225	1,210
Embecta, Term Loan, 1st Lien
0.000%, 01/26/2029 (A)	700	693
Hunter Douglas, Term Loan, 1st Lien
0.000%, 02/09/2029 (A)	2,450	2,412
ITP Aero, Term Loan, 1st Lien
0.000%, 02/10/2029 (A)	1,250	1,247
LHS Borrower/Leaf Home, Term Loan, 1st Lien
0.000%, 02/17/2029 (A)	2,538	2,506
PointClickCare, Incremental Term Loan, 1st Lien
0.000%, 12/29/2027 (A)	690	685

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Prince International/Chromaflo/Ferro2, Term Loan B, 1st Lien
4.301%, CME Term SOFR + 4.250%, 12/22/2028 (A)	$1,360	$1,338
Scientific Games, Term Loan, 1st Lien
0.000%, 02/04/2029 (A)	975	968
St. George's/Medforth, Term B Loan, 1st Lien
4.000%, LIBOR + 3.500%, 11/15/2028 (A)	2,175	2,144
Viasat, Term Loan, 1st Lien
0.000%, 02/23/2029 (A)	1,578	1,547
		15,428

Nonferrous Metals/Minerals — 0.1%
AIP RD Buyer Corp., Term B Loan, 1st Lien
4.440%, CME Term SOFR + 4.250%, 12/22/2028 (A)	560	558

Oil & Gas — 0.2%
Woodford Express LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 02/14/2025	1,437	1,418

Publishing — 0.2%
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
3.500%, 10/25/2028	847	839
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
3.440%, 01/18/2029	965	952
		1,791

Retailers (Except Food & Drug) — 1.0%
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
4.500%, 03/06/2028	2,002	1,990
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 11/30/2027 (A)	1,620	1,593
Learning Care Group (US) No. 2 Inc., 2020 Incremental Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 03/17/2027	20	20
4.750%, LIBOR + 4.250%, 02/15/2027	249	248
3.724%, LIBOR + 3.500%, 02/15/2027	249	248
Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien
3.354%, LIBOR + 3.000%, 03/28/2025	488	475

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
2.960%, LIBOR + 2.750%, 05/18/2025	$373	$363
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
5.000%, LIBOR + 4.500%, 12/08/2028	1,627	1,541
Sweetwater Borrower, LLC, Initial Term Loan, 1st Lien
3.454%, CME Term SOFR + 3.250%, 01/24/2029	861	853
		7,331

Software & Service — 0.1%
Proofpoint, Inc., Initial Loan, 2nd Lien
5.500%, LIBOR + 4.750%, 08/07/2028	863	863

Surface Transport — 0.9%
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
4.224%, LIBOR + 4.000%, 12/30/2026	1,001	969
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
5.000%, LIBOR + 4.250%, 12/31/2026	538	521
FCG Acquisitions, Inc., Amendment No. 1 Delayed Draw Term Loan, 1st Lien
4.454%, CME Term SOFR + 4.250%, 02/01/2029	51	50
4.126%, CME Term SOFR + 3.750%, 02/16/2029	2	2
3.599%, CME Term SOFR + 3.500%, 02/15/2029	7	7
FCG Acquisitions, Inc., Initial Term Loan, 1st Lien
4.974%, LIBOR + 4.750%, 04/01/2028	1,547	1,532
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
5.500%, LIBOR + 4.750%, 04/20/2028 (C)	959	966
First Student Bidco Inc., Initial Term B Loan, 1st Lien
4.500%, LIBOR + 4.000%, 12/11/2028	1,058	1,043
First Student Bidco Inc., Initial Term C Loan, 1st Lien
4.500%, LIBOR + 4.000%, 12/14/2028	391	385
LaserShip, Inc., Initial Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 07/21/2028	943	939
		6,414

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Telecommunications — 1.2%
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
4.250%, LIBOR + 3.750%, 03/31/2028	$—	$—
Coral-US Co-Borrower LLC, Term B-6 Loan, 1st Lien
3.191%, 10/15/2029	1,060	1,049
DEI Sales Inc., Initial Term Loan, 1st Lien
3.500%, LIBOR + 3.000%, 07/21/2028 (C)	1,067	1,061
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
5.500%, LIBOR + 4.500%, 10/27/2027	1,921	1,917
4.750%, LIBOR + 4.000%, 10/29/2027	900	898
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan Retired, 1st Lien
4.250%, LIBOR + 3.250%, 10/17/2024	7	7
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan Retired, 1st Lien
5.750%, LIBOR + 4.750%, 12/16/2024	1	1
Safe Fleet Holdings LLC, 2022 Initial Term Loan, 1st Lien
4.271%, CME Term SOFR + 3.750%, 02/23/2029 (A)	685	677
Sorenson Communications LLC, 2021 Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 04/21/2028 (B)	1,807	1,802
VC GB Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 11/17/2028	650	635
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
4.500%, LIBOR + 3.750%, 11/17/2028 (A)	1,283	1,245
		9,292

Total Loan Participations
(Cost $248,066) ($ Thousands)		245,820

MORTGAGE-BACKED SECURITIES — 32.8%
Agency Mortgage-Backed Obligations — 1.3%
FHLMC ARM
2.787%, ICE LIBOR USD 12 Month + 2.470%, 03/01/2036(B)	625	661

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.304%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.250%, 06/01/2035(B)	$391	$412
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.218%, 02/25/2023(B)	133,684	239
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	117	125
FNMA
6.000%, 09/01/2039 to 04/01/2040	269	308
3.000%, 05/01/2022 to 12/01/2030	368	380
FNMA ARM
2.416%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.332%, 04/01/2034(B)	254	266
2.306%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.205%, 05/01/2035(B)	134	141
2.280%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.184%, 07/01/2036(B)	474	501
2.274%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.193%, 10/01/2024(B)	7	7
2.264%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.141%, 10/01/2033(B)	320	330
2.247%, 08/01/2034(B)	514	543
2.175%, ICE LIBOR USD 12 Month + 1.800%, 05/01/2034(B)	171	178
2.123%, ICE LIBOR USD 12 Month + 1.873%, 10/01/2033(B)	124	130
2.080%, ICE LIBOR USD 12 Month + 1.557%, 06/01/2035(B)	43	43
2.027%, ICE LIBOR USD 12 Month + 1.777%, 09/01/2034(B)	339	339
2.020%, ICE LIBOR USD 12 Month + 1.770%, 10/01/2033(B)	157	157
1.915%, ICE LIBOR USD 12 Month + 1.665%, 04/01/2033(B)	105	106
1.841%, ICE LIBOR USD 12 Month + 1.565%, 05/01/2037(B)	331	345
1.825%, ICE LIBOR USD 6 Month + 1.580%, 07/01/2034(B)	102	105
1.811%, ICE LIBOR USD 12 Month + 1.601%, 06/01/2035(B)	93	93
1.740%, ICE LIBOR USD 12 Month + 1.490%, 10/01/2035(B)	357	370
1.581%, ICE LIBOR USD 6 Month + 1.433%, 03/01/2035(B)	275	283
FNMA CMO, Ser 2012-136, Cl DC
1.750%, 09/25/2041	61	61

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	$125	$124
FNMA CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	11	11
FNMA, Ser 2017-M13, Cl FA
0.503%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(B)	67	67
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.489%, 06/25/2046(B)(D)	1,460	1,479
GNMA ARM
1.620%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.410%, 09/20/2060 to 11/20/2060 (B)	824	836
1.295%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 11/20/2060(B)	1,085	1,097
GNMA, Ser 2015-171, Cl IO, IO
0.810%, 11/16/2055(B)	10,481	376

		10,113
Non-Agency Mortgage-Backed Obligations — 31.5%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
1.728%, ICE LIBOR USD 1 Month + 1.537%, 09/15/2034(B)(D)	3,000	2,962
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
1.237%, ICE LIBOR USD 1 Month + 1.050%, 05/25/2035(B)	2,013	1,992
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
2.034%, ICE LIBOR USD 6 Month + 1.500%, 09/25/2045(B)	54	54
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(B)(D)	19	19
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(B)(D)	105	106
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(B)(D)	47	47
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(B)(D)	34	34
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(B)(D)	23	23
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	113	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(B)(D)	$148	$148
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(B)(D)	65	64
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	633	626
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(B)(D)	119	118
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(B)(D)	257	252
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(B)(D)	1,176	1,151
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(B)(D)	209	206
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(B)(D)	383	372
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(B)(D)	871	863
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(B)(D)	50	50
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(B)(D)	1,443	1,411
Banc of America Funding, Ser 2005-F, Cl 4A1
2.628%, 09/20/2035(B)	34	32
Banc of America Funding, Ser 2006-D, Cl 3A1
2.994%, 05/20/2036(B)	32	34
Banc of America Funding, Ser 2006-I, Cl 1A1
2.110%, 12/20/2036(B)	1,410	1,452
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
2.602%, 12/25/2033(B)	575	578
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.623%, 02/25/2034(B)	602	617
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
2.582%, 05/25/2034(B)	250	257
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
2.575%, 02/25/2035(B)	12	13
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	600	612

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
0.742%, ICE LIBOR USD 1 Month + 0.555%, 01/25/2035(B)(D)	$1,466	$1,458
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
1.221%, ICE LIBOR USD 1 Month + 1.030%, 08/15/2036(B)(D)	5,000	4,944
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
1.312%, ICE LIBOR USD 1 Month + 1.121%, 03/15/2037(B)(D)	3,000	2,895
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.585%, 12/25/2033(B)	769	793
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.491%, 08/25/2034(B)	1,118	1,163
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.465%, 01/25/2034(B)	1,557	1,601
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.006%, 04/25/2034(B)	187	188
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
2.647%, 05/25/2034(B)	787	761
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
2.723%, 07/25/2034(B)	755	766
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
2.853%, 07/25/2034(B)	730	744
Bellemeade Re, Ser 2018-3A, Cl M1B
2.037%, ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(B)(D)	1,637	1,632
Bellemeade Re, Ser 2019-2A, Cl M1B
1.637%, ICE LIBOR USD 1 Month + 1.450%, 04/25/2029(B)(D)	490	489
Bellemeade Re, Ser 2019-3A, Cl M1B
1.787%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(B)(D)	2,038	2,035
Bellemeade Re, Ser 2021-1A, Cl M1A
1.799%, SOFR30A + 1.750%, 03/25/2031(B)(D)	448	448
Bellemeade Re, Ser 2021-2A, Cl M1A
1.249%, SOFR30A + 1.200%, 06/25/2031(B)(D)	800	791
Bellemeade Re, Ser 2021-3A, Cl M1A
1.049%, SOFR30A + 1.000%, 09/25/2031(B)(D)	1,000	990
Bellemeade Re, Ser 2022-1, Cl M1A
1.800%, SOFR30A + 1.750%, 01/26/2032(B)(D)	1,000	998
BFLD Trust, Ser 2020-OBRK, Cl A
2.241%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(B)(D)	240	238
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058(D)	677	681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2019-NQM2, Cl A1
2.748%, 11/25/2059(B)(D)	$507	$502
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(B)(D)	85	85
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(B)(D)	110	108
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(B)(D)	155	153
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(B)(D)	214	213
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(B)(D)	70	69
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(D)	124	125
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl D
1.512%, ICE LIBOR USD 1 Month + 1.321%, 03/15/2037(B)(D)	1,818	1,795
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl A
0.862%, ICE LIBOR USD 1 Month + 0.671%, 03/15/2037(B)(D)	909	901
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.111%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)(D)	250	249
BX Commercial Mortgage Trust, Ser 2019-XL, Cl E
1.991%, ICE LIBOR USD 1 Month + 1.800%, 10/15/2036(B)(D)	1,062	1,051
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
1.591%, ICE LIBOR USD 1 Month + 1.400%, 10/15/2037(B)(D)	905	891
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl B
1.442%, ICE LIBOR USD 1 Month + 1.250%, 11/15/2038(B)(D)	2,000	1,968
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl C
1.662%, ICE LIBOR USD 1 Month + 1.471%, 12/15/2038(B)(D)	2,000	1,960
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl D
1.591%, ICE LIBOR USD 1 Month + 1.400%, 06/15/2038(B)(D)	1,500	1,465

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
0.843%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(B)(D)	$240	$235
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
2.191%, ICE LIBOR USD 1 Month + 2.000%, 09/15/2036(B)(D)	2,000	1,940
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(B)(D)	195	189
BX Commercial Mortgage Trust, Ser 2022-LP2, Cl A
1.063%, TSFR1M + 1.013%, 02/15/2039(B)(D)	2,000	1,980
BX Trust, Ser 2021-LGCY, Cl A
0.697%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(B)(D)	400	385
BX Trust, Ser 2021-SDMF, Cl B
0.929%, ICE LIBOR USD 1 Month + 0.738%, 09/15/2034(B)(D)	1,000	953
BX Trust, Ser 2022-LBA6, Cl A
1.099%, TSFR1M + 1.000%, 01/15/2039(B)(D)	210	207
BX Trust, Ser 2022-VAMF, Cl D
1.979%, TSFR1M + 1.880%, 01/15/2039(B)(D)	1,000	975
BX, Ser 2021-MFM1, Cl C
1.391%, ICE LIBOR USD 1 Month + 1.200%, 01/15/2034(B)(D)	1,000	968
BXHPP Trust, Ser 2021-FILM, Cl C
1.291%, ICE LIBOR USD 1 Month + 1.100%, 08/15/2036(B)(D)	2,530	2,435
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.261%, ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(B)(D)	2,795	2,774
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
1.441%, ICE LIBOR USD 1 Month + 1.250%, 12/15/2037(B)(D)	3,000	2,962
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
2.341%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2037(B)(D)	2,000	1,973
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
2.462%, 02/25/2037(B)	184	189
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
2.378%, 06/25/2035(B)	344	349

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	$6	$1
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
1.591%, ICE LIBOR USD 1 Month + 1.400%, 11/15/2036(B)(D)	2,000	1,992
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(B)(D)	153	154
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.517%, 03/15/2049(B)	130	129
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
1.021%, ICE LIBOR USD 1 Month + 0.830%, 12/15/2036(B)(D)	4,000	3,940
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049(B)(D)	18	18
Cold Storage Trust, Ser 2020-ICE5, Cl D
2.291%, ICE LIBOR USD 1 Month + 2.100%, 11/15/2037(B)(D)	1,474	1,461
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(B)(D)	148	145
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065(B)(D)	101	100
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(B)(D)	51	51
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(B)(D)	41	41
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(B)(D)	162	157
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	2,963	2,859
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(D)	96	95
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	384	371
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(B)(D)	1,919	1,850
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(B)(D)	963	942
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(B)(D)	472	455

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(B)(D)	$155	$153
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.394%, 08/10/2030(B)(D)	800	786
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.706%, 08/10/2046(B)	30,060	258
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.535%, 02/10/2047(B)	24,610	223
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.690%, 02/10/2047(B)(D)	700	703
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M1
0.799%, SOFR30A + 0.750%, 10/25/2041(B)(D)	458	455
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
1.249%, SOFR30A + 1.200%, 01/25/2042(B)(D)	1,922	1,918
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
0.487%, ICE LIBOR USD 1 Month + 0.300%, 07/25/2035(B)	621	617
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(B)(D)	228	223
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
2.365%, 06/25/2034(B)	1,299	1,360
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(D)	328	327
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(B)(D)	171	167
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(B)(D)	199	196
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(B)(D)	321	310
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
1.191%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2034(B)(D)	1,100	1,079
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
0.928%, ICE LIBOR USD 1 Month + 0.803%, 05/15/2035(B)(D)	2,741	2,721
DBWF Mortgage Trust, Ser 2018-AMXP, Cl D
3.791%, 05/05/2035(B)(D)	500	490
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065(D)	38	37
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(B)(D)	70	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(B)(D)	$76	$74
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(B)(D)	762	739
Eagle Re, Ser 2020-1, Cl M1A
1.087%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(B)(D)	1,500	1,489
Eagle Re, Ser 2021-2, Cl M1A
1.599%, SOFR30A + 1.550%, 04/25/2034(B)(D)	3,000	2,984
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(B)(D)	603	600
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(B)(D)	817	811
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(B)(D)	1,051	1,023
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(B)(D)	110	107
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
0.893%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(B)(D)	350	343
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl M1
0.949%, SOFR30A + 0.900%, 12/25/2050(B)(D)	251	251
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M1
0.699%, SOFR30A + 0.650%, 01/25/2051(B)(D)	233	232
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
0.799%, SOFR30A + 0.750%, 10/25/2033(B)(D)	1,203	1,194
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
1.699%, SOFR30A + 1.650%, 01/25/2034(B)(D)	250	246
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
0.749%, SOFR30A + 0.700%, 12/25/2033(B)(D)	861	858
FHLMC STACR REMIC Trust, Ser 2021-HQA3, Cl M1
0.899%, SOFR30A + 0.850%, 09/25/2041(B)(D)	2,500	2,474

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
0.999%, SOFR30A + 0.950%, 12/25/2041(B)(D)	$3,000	$2,959
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
1.899%, SOFR30A + 1.850%, 01/25/2042(B)(D)	750	738
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
1.137%, ICE LIBOR USD 1 Month + 0.950%, 12/25/2030(B)(D)	3,000	2,987
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
1.137%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048(B)(D)	1,266	1,264
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.887%, ICE LIBOR USD 1 Month + 4.700%, 04/25/2028(B)	291	303
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-HQA1, Cl M2
2.487%, ICE LIBOR USD 1 Month + 2.300%, 09/25/2030(B)	1,138	1,148
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M1
0.849%, SOFR30A + 0.800%, 08/25/2033(B)(D)	1,518	1,516
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl M1
0.899%, SOFR30A + 0.850%, 11/25/2041(B)(D)	1,500	1,482
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.187%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(B)	162	163
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.087%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(B)	207	216
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
1.037%, ICE LIBOR USD 1 Month + 0.850%, 10/25/2030(B)	52	52
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M1
0.949%, SOFR30A + 0.900%, 11/25/2041(B)(D)	1,660	1,644
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(D)	68	67
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(B)(D)	280	276
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(B)(D)	1,220	1,194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(B)(D)	$197	$191
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(B)(D)	613	592
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.000%, 03/10/2044(B)(D)(E)	1,025	–
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.267%, 04/10/2034(B)(D)	1,000	997
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
1.541%, ICE LIBOR USD 1 Month + 1.350%, 12/15/2036(B)(D)	500	495
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
1.591%, ICE LIBOR USD 1 Month + 1.400%, 12/15/2036(B)(D)	2,000	1,974
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(B)(D)	1,182	1,156
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.568%, 01/25/2035(B)	48	47
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.096%, 04/25/2035(B)	177	176
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.465%, 08/19/2034(B)	992	1,062
Hilton Orlando Trust, Ser 2018-ORL, Cl B
1.391%, ICE LIBOR USD 1 Month + 1.200%, 12/15/2034(B)(D)	1,000	986
Home RE, Ser 2021-2, Cl M1A
1.299%, SOFR30A + 1.250%, 01/25/2034(B)(D)	3,000	2,984
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.967%, ICE LIBOR USD 1 Month + 0.780%, 10/25/2034(B)	778	775
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(B)(D)	275	265
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(B)(D)	194	183
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(B)(D)	165	155
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
1.351%, ICE LIBOR USD 1 Month + 1.160%, 07/15/2036(B)(D)	2,000	1,975

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037(B)(D)	$12,500	$548
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
2.760%, 06/25/2035(B)	265	271
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
2.390%, 07/25/2035(B)	608	617
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.270%, 11/25/2033(B)	103	104
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.597%, 07/25/2035(B)	624	639
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.392%, 07/25/2035(B)	407	414
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.212%, 06/25/2037(B)	30	26
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.937%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(B)(D)	108	108
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl E
1.991%, ICE LIBOR USD 1 Month + 1.800%, 05/15/2036(B)(D)	1,250	1,232
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.991%, ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(B)(D)	150	149
Life Mortgage Trust, Ser 2021-BMR, Cl D
1.591%, ICE LIBOR USD 1 Month + 1.400%, 03/15/2038(B)(D)	983	952
Life Mortgage Trust, Ser 2021-BMR, Cl E
1.941%, ICE LIBOR USD 1 Month + 1.750%, 03/15/2038(B)(D)	1,229	1,192
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.731%, ICE LIBOR USD 1 Month + 2.500%, 05/01/2024(B)(D)	201	198
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.682%, 07/25/2035(B)	20	19
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	854	876
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029(B)	122	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
0.807%, ICE LIBOR USD 1 Month + 0.620%, 10/25/2028(B)	$447	$443
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.066%, 12/25/2034(B)	623	628
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
0.647%, ICE LIBOR USD 1 Month + 0.460%, 03/25/2030(B)	822	795
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
2.809%, 02/25/2035(B)	461	448
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.809%, 02/25/2035(B)	1,667	1,683
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.809%, 02/25/2035(B)	342	345
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.495%, 07/25/2035(B)	271	172
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
2.300%, 01/25/2037(B)	760	752
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(B)(D)	858	848
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(B)(D)	71	70
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(B)(D)	137	135
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(B)(D)	1,209	1,199
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	1,648	1,605
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl D
1.792%, ICE LIBOR USD 1 Month + 1.601%, 04/15/2038(B)(D)	1,500	1,474
MHP, Ser 2021-STOR, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(B)(D)	105	103
MHP, Ser 2022-MHIL, Cl A
0.914%, TSFR1M + 0.815%, 01/15/2027(B)(D)	135	132
MHP, Ser 2022-MHIL, Cl B
1.213%, TSFR1M + 1.114%, 01/15/2027(B)(D)	2,000	1,958
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	122	120

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
1.591%, ICE LIBOR USD 1 Month + 1.400%, 11/15/2034(B)(D)	$3,400	$3,366
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
1.091%, ICE LIBOR USD 1 Month + 0.900%, 07/15/2035(B)(D)	3,000	2,966
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.469%, 11/25/2034(B)	640	658
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
2.235%, 07/25/2034(B)	339	350
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
2.440%, 10/25/2034(B)	738	758
MortgageIT Trust, Ser 2005-1, Cl 2A
1.356%, ICE LIBOR USD 1 Month + 1.250%, 02/25/2035(B)	375	372
MSCG Trust, Ser 2018-SELF, Cl A
1.091%, ICE LIBOR USD 1 Month + 0.900%, 10/15/2037(B)(D)	1,455	1,443
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
1.091%, ICE LIBOR USD 1 Month + 0.900%, 12/15/2033(B)(D)	455	449
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(B)(D)	159	164
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
1.687%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2057(B)(D)	1,380	1,396
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(B)(D)	420	432
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(B)(D)	618	636
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
1.087%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2048(B)(D)	1,571	1,570
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
1.237%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2048(B)(D)	2,049	2,055
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
0.937%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2048(B)(D)	2,541	2,532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(B)(D)	$97	$97
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(B)(D)	49	49
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(B)(D)	94	93
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(B)(D)	334	326
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
1.327%, ICE LIBOR USD 1 Month + 1.140%, 11/25/2034(B)	710	721
Oaktown Re VII, Ser 2021-2, Cl M1A
1.649%, SOFR30A + 1.600%, 04/25/2034(B)(D)	1,000	993
OBX Trust, Ser 2018-1, Cl A2
0.837%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(B)(D)	997	994
OBX Trust, Ser 2020-INV1, Cl A11
1.008%, ICE LIBOR USD 1 Month + 0.900%, 12/25/2049(B)(D)	461	460
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	1,857	1,782
OPG Trust, Ser 2021-PORT, Cl D
1.322%, ICE LIBOR USD 1 Month + 1.131%, 10/15/2036(B)(D)	1,000	948
PKHL Commercial Mortgage Trust, Ser 2021-MF, Cl F
3.542%, ICE LIBOR USD 1 Month + 3.350%, 07/15/2038(B)(D)	400	390
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)(D)	109	105
Radnor Re, Ser 2019-2, Cl M1B
1.937%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(B)(D)	686	685
Radnor Re, Ser 2020-1, Cl M1A
1.137%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(B)(D)	3,538	3,512
Radnor Re, Ser 2021-1, Cl M1B
1.749%, SOFR30A + 1.700%, 12/27/2033(B)(D)	2,000	1,980
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.222%, 08/25/2022(B)	422	273
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(B)(D)	46	46

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.962%, ICE LIBOR USD 1 Month + 0.800%, 10/20/2027(B)	$1,202	$1,209
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
0.862%, ICE LIBOR USD 1 Month + 0.700%, 09/20/2032(B)	354	347
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.702%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(B)	1,914	1,903
Sequoia Mortgage Trust, Ser 2004-3, Cl A
0.666%, ICE LIBOR USD 6 Month + 0.500%, 05/20/2034(B)	528	529
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
1.554%, 06/20/2034(B)	972	968
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(B)(D)	319	309
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(B)(D)	1,950	1,894
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	157	155
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	47	47
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	726	721
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(B)(D)	79	78
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(B)(D)	212	206
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.557%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2034(B)	1,920	1,914
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.908%, 04/25/2035(B)	674	692
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.927%, ICE LIBOR USD 1 Month + 0.740%, 09/25/2034(B)	2,150	2,180
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.143%, 04/25/2045(B)	840	854
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(B)(D)	1,927	1,860
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063(B)(D)	1,035	1,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(B)(D)	$1,839	$1,833
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
1.653%, 05/10/2045(B)(D)	524	–
VASA Trust, Ser 2021-VASA, Cl B
1.441%, ICE LIBOR USD 1 Month + 1.250%, 07/15/2039(B)(D)	2,000	1,962
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(B)(D)	948	955
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(B)(D)	905	861
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(D)	40	40
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(B)(D)	54	54
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(D)	20	20
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(D)	42	42
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(D)	972	957
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	1,251	1,224
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(B)(D)	256	250
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	148	144
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	2,207	2,149
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(B)(D)	829	795
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	162	155
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	190	188
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(B)(D)	1,244	1,229
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	143	141
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(D)	1,599	1,557
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
2.149%, 12/27/2049(B)(D)	502	500

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.494%, 10/25/2033(B)	$673	$678
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.374%, 08/25/2033(B)	654	647
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.517%, 09/25/2033(B)	756	754
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.441%, 03/25/2034(B)	1,399	1,438
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.359%, 10/25/2034(B)	455	450
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.744%, 01/25/2035(B)	1,129	1,140
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.504%, 12 Month Treas Avg + 1.400%, 04/25/2044(B)	1,726	1,769
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
2.723%, 08/25/2034(B)	1,744	1,791
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	128	130
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	275	277
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034(B)	169	171
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.767%, 10/25/2034(B)	899	890

		233,232
Total Mortgage-Backed Securities
(Cost $246,210) ($ Thousands)		243,345

ASSET-BACKED SECURITIES — 21.7%
Automotive — 4.1%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (D)	72	72
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/2024 (D)	34	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (D)	$890	$889
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (D)	120	119
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (D)	94	94
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (D)	185	183
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (D)	433	431
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl A
0.990%, 12/15/2025 (D)	485	484
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	475	473
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	550	546
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	296
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (D)	41	41
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (D)	100	99
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (D)	607	601
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (D)	103	102
CarMax Auto Owner Trust, Ser 2018-2, Cl C
3.570%, 12/15/2023	425	428
CarMax Auto Owner Trust, Ser 2021-3, Cl A2A
0.290%, 09/16/2024	235	234
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	161	158
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	135	133
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	600	593

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	$251	$249
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (D)	418	413
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (D)	137	137
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (D)	189	190
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.421%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (B)(D)	149	147
CPS Auto Receivables Trust, Ser 2017-C, Cl E
5.720%, 09/16/2024 (D)	1,338	1,349
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (D)	255	255
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (D)	85	85
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (D)	330	327
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (D)	650	642
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (D)	203	202
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (D)	301	302
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (D)	600	601
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (D)	250	244
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (D)	269	265
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	59	59
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	110	110
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (D)	160	159
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (D)	155	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (D)	$324	$321
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (D)	29	29
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (D)	122	122
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (D)	150	147
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (D)	134	136
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	450	449
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	275	273
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (D)	154	151
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (D)	517	515
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (D)	610	594
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (D)	11	11
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (D)	44	44
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (D)	31	31
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (D)	190	190
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (D)	179	178
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (D)	286	284
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (D)	215	209
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (D)	202	200
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (D)	450	453
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (D)	103	103
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (D)	138	137

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (D)	$100	$98
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (D)	100	100
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (D)	13	13
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (D)	365	363
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (D)	464	462
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (D)	250	247
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (D)	774	765
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (D)	1,576	1,550
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (D)	442	437
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (D)	486	481
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.930%, 07/15/2024	189	189
Santander Bank - SBCLN, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (D)	542	538
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (D)	62	62
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	1,075	1,075
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	400	397
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.500%, 04/15/2025	600	599
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	130	129
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl A3
0.330%, 03/17/2025	160	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	$130	$129
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (D)	214	213
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (D)	16	16
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (D)	340	345
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (D)	19	19
Tesla Auto Lease Trust, Ser 2020-A, Cl B
1.180%, 01/22/2024 (D)	1,000	996
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl C
1.910%, 09/15/2026 (D)	2,000	2,001
Toyota Lease Owner Trust, Ser 2021-B, Cl A2
0.250%, 03/20/2024 (D)	318	316
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (D)	178	178
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (D)	550	549
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (D)	195	195
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (D)	188	189
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (D)	355	363
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (D)	230	227
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (D)	153	152
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (D)	140	138
		30,166

Credit Cards — 0.1%

Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (D)	355	351

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.9%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.867%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (B)	$21	$21
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
2.062%, ICE LIBOR USD 1 Month + 1.875%, 11/25/2050 (B)	911	923
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
1.087%, ICE LIBOR USD 1 Month + 0.900%, 09/25/2034 (B)	1,102	1,098
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
0.799%, SOFR30A + 0.750%, 01/25/2070 (B)(D)	2,582	2,577
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
1.099%, SOFR30A + 1.050%, 11/25/2069 (B)(D)	1,478	1,476
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
1.047%, ICE LIBOR USD 1 Month + 0.860%, 08/25/2032 (B)(D)	606	606
		6,701

Other Asset-Backed Securities — 16.6%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (D)	39	39
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (D)	103	103
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (D)	100	100
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (D)	260	256
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (D)	203	201
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (D)	182	181
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (D)	350	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Allegro CLO II-S, Ser 2018-1RA, Cl A1
1.335%, ICE LIBOR USD 3 Month + 1.080%, 10/21/2028 (B)(D)	$1,872	$1,870
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (D)	260	256
Amur Equipment Finance Receivables VII LLC, Ser 2019-1A, Cl B
2.800%, 03/20/2025 (D)	1,500	1,510
Anchorage Capital CLO, Ser 2018-5RA, Cl A
1.231%, ICE LIBOR USD 3 Month + 0.990%, 01/15/2030 (B)(D)	1,205	1,202
Apidos CLO XII, Ser 2018-12A, Cl AR
1.321%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (B)(D)	725	722
Apidos CLO XV, Ser 2018-15A, Cl A1RR
1.264%, ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (B)(D)	410	409
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (D)	171	167
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
1.706%, ICE LIBOR USD 3 Month + 1.200%, 05/15/2030 (B)(D)	725	719
Arm Master Trust, Ser 2021-T2, Cl A
1.420%, 01/15/2024 (D)	220	220
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (D)	175	173
Atrium XII, Ser 2017-12A, Cl DR
3.059%, ICE LIBOR USD 3 Month + 2.800%, 04/22/2027 (B)(D)	500	490
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (D)	195	191
Avery Point IV CLO, Ser 2014-1A, Cl D
3.758%, ICE LIBOR USD 3 Month + 3.500%, 04/25/2026 (B)(D)	800	802
Avery Point IV CLO, Ser 2017-1A, Cl CR
2.608%, ICE LIBOR USD 3 Month + 2.350%, 04/25/2026 (B)(D)	1,066	1,066
Avery Point VII CLO, Ser 2019-7A, Cl DR
3.841%, ICE LIBOR USD 3 Month + 3.600%, 01/15/2028 (B)(D)	500	499
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
1.219%, ICE LIBOR USD 3 Month + 0.960%, 04/23/2031 (B)(D)	450	450
Barings CLO, Ser 2017-IA, Cl AR
1.054%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (B)(D)	3,055	3,054
Barings CLO, Ser 2017-IA, Cl DR
2.804%, ICE LIBOR USD 3 Month + 2.550%, 01/20/2028 (B)(D)	750	746

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (B)(D)	$846	$842
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (B)(D)	347	343
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2M2
1.687%, ICE LIBOR USD 1 Month + 1.500%, 12/25/2044 (B)	29	29
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
1.191%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (B)(D)	425	424
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (D)	415	413
BRE Grand Islander Timeshare Issuer LLC, Ser 2017-1A, Cl A
2.940%, 05/25/2029 (D)	2,285	2,295
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (D)	969	980
BSPRT Issuer, Ser 2022-FL8, Cl A
1.550%, SOFR30A + 1.500%, 02/15/2037 (B)(D)	275	274
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.211%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (B)(D)	648	645
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.234%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (B)(D)	310	309
Carlyle US CLO, Ser 2021-2A, Cl A1R
1.304%, ICE LIBOR USD 3 Month + 1.050%, 07/20/2031 (B)(D)	1,450	1,446
C-BASS Mortgage Loan Asset-Backed Certificates, Ser 2005-CB7, Cl M1
0.802%, ICE LIBOR USD 1 Month + 0.615%, 11/25/2035 (B)	434	434
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (D)	76	75
CIFC Funding, Ser 2018-2A, Cl A1
1.294%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (B)(D)	250	249
CIFC Funding, Ser 2018-3A, Cl AR
1.118%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (B)(D)	841	839
CNH Equipment Trust, Ser 2021-A, Cl A2
0.230%, 03/15/2024	116	116
Conn's Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (D)	19	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/2051 (D)	$1,109	$1,116
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (D)	146	145
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
0.471%, ICE LIBOR USD 1 Month + 0.280%, 02/15/2034 (B)(D)	1	1
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (D)	366	373
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
1.904%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2028 (B)(D)	1,000	998
Dewolf Park CLO, Ser 2021-1A, Cl AR
1.161%, ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (B)(D)	425	423
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (D)	137	135
DLLAD LLC, Ser 2021-1A, Cl A2
0.350%, 09/20/2024 (D)	266	263
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
1.187%, ICE LIBOR USD 1 Month + 1.000%, 01/27/2070 (B)(D)	855	863
Elara HGV Timeshare Issuer LLC, Ser 2017-A, Cl A
2.690%, 03/25/2030 (D)	489	492
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (D)	1,296	1,281
Elevation CLO, Ser 2017-2A, Cl A1R
1.471%, ICE LIBOR USD 3 Month + 1.230%, 10/15/2029 (B)(D)	981	979
ExteNet LLC, Ser 2019-1A, Cl A2
3.204%, 07/26/2049 (D)	2,000	2,013
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (D)	105	104
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (D)	69	68
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (D)	105	105
Gallatin CLO IX, Ser 2018-1A, Cl D1
3.355%, ICE LIBOR USD 3 Month + 3.100%, 01/21/2028 (B)(D)	700	699
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
1.164%, ICE LIBOR USD 3 Month + 0.910%, 11/20/2030 (B)(D)	275	275
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (D)	285	282

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2005-SEA2, Cl B1
2.062%, ICE LIBOR USD 1 Month + 1.875%, 01/25/2045 (B)(D)	$651	$652
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (D)	155	152
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.820%, ICE LIBOR USD 1 Month + 0.700%, 03/17/2037 (B)(D)	1,695	1,688
Invitation Homes Trust, Ser 2018-SFR1, Cl B
1.070%, ICE LIBOR USD 1 Month + 0.950%, 03/17/2037 (B)(D)	1,500	1,487
Invitation Homes Trust, Ser 2018-SFR1, Cl C
1.370%, ICE LIBOR USD 1 Month + 1.250%, 03/17/2037 (B)(D)	2,200	2,191
Invitation Homes Trust, Ser 2018-SFR3, Cl A
1.120%, ICE LIBOR USD 1 Month + 1.000%, 07/17/2037 (B)(D)	735	734
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.420%, ICE LIBOR USD 1 Month + 1.300%, 07/17/2037 (B)(D)	500	496
Invitation Homes Trust, Ser 2018-SFR4, Cl A
1.220%, ICE LIBOR USD 1 Month + 1.100%, 01/17/2038 (B)(D)	2,706	2,696
Invitation Homes Trust, Ser 2018-SFR4, Cl C
1.520%, ICE LIBOR USD 1 Month + 1.400%, 01/17/2038 (B)(D)	2,000	1,991
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
1.237%, ICE LIBOR USD 1 Month + 1.050%, 11/25/2050 (B)	1,742	1,748
Kentucky Higher Education Student Loan, Ser 2021-1, Cl A1B
0.888%, ICE LIBOR USD 1 Month + 0.780%, 03/25/2051 (B)	3,258	3,241
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
0.568%, ICE LIBOR USD 3 Month + 0.310%, 07/25/2029 (B)	537	535
KKR CLO 12, Ser 2018-12, Cl AR2A
1.376%, ICE LIBOR USD 3 Month + 1.135%, 10/15/2030 (B)(D)	500	499
KKR CLO 21, Ser 2018-21, Cl A
1.241%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (B)(D)	580	579
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (D)	47	46
LCM XXIV, Ser 2021-24A, Cl AR
1.234%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (B)(D)	280	280

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.255%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (B)(D)	$250	$249
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.991%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (B)(D)	992	991
Magnetite VIII, Ser 2018-8A, Cl AR2
1.221%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (B)(D)	780	779
Magnetite XVIII, Ser 2018-18A, Cl BR
2.006%, ICE LIBOR USD 3 Month + 1.500%, 11/15/2028 (B)(D)	1,000	995
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (D)	44	44
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (D)	78	77
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (D)	159	158
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (D)	525	525
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (B)(D)	164	165
MF1, Ser 2022-FL8, Cl A
1.398%, SOFR30A + 1.350%, 02/19/2037 (B)(D)	250	248
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (B)(D)	173	175
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
0.937%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2061 (B)	1,089	1,077
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
0.887%, ICE LIBOR USD 1 Month + 0.700%, 03/25/2061 (B)	3,299	3,249
MMAF Equipment Finance LLC, Ser 2018-A, Cl A4
3.390%, 01/10/2025 (D)	1,163	1,175
Mountain View CLO LLC, Ser 2020-1A, Cl AR
1.331%, ICE LIBOR USD 3 Month + 1.090%, 10/16/2029 (B)(D)	1,072	1,072
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
1.191%, ICE LIBOR USD 1 Month + 1.000%, 04/15/2069 (B)(D)	1,422	1,409
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
1.241%, ICE LIBOR USD 1 Month + 1.050%, 12/15/2059 (B)(D)	3,181	3,187

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	$1,073	$1,051
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
0.787%, ICE LIBOR USD 1 Month + 0.600%, 12/26/2069 (B)(D)	1,340	1,328
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
0.737%, ICE LIBOR USD 1 Month + 0.550%, 02/25/2070 (B)(D)	1,857	1,836
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.171%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (B)(D)	590	588
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
1.161%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (B)(D)	400	399
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
1.387%, ICE LIBOR USD 1 Month + 1.200%, 09/25/2060 (B)	949	970
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (D)	525	525
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (D)	1,500	1,504
OZLM XII, Ser 2018-12A, Cl A1R
1.349%, ICE LIBOR USD 3 Month + 1.050%, 04/30/2027 (B)(D)	65	65
Palmer Square Loan Funding, Ser 2018-4A, Cl A1
1.406%, ICE LIBOR USD 3 Month + 0.900%, 11/15/2026 (B)(D)	377	377
Palmer Square Loan Funding, Ser 2019-3A, Cl A2
2.080%, ICE LIBOR USD 3 Month + 1.600%, 08/20/2027 (B)(D)	1,000	998
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
1.054%, ICE LIBOR USD 3 Month + 0.800%, 07/20/2029 (B)(D)	210	210
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
0.928%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (B)(D)	600	599
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (D)	190	190
Prodigy Finance DAC, Ser 2021-1A, Cl A
1.437%, ICE LIBOR USD 1 Month + 1.250%, 07/25/2051 (B)(D)	1,761	1,757

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SACO I Trust, Ser 2006-6, Cl A
0.447%, ICE LIBOR USD 1 Month + 0.260%, 06/25/2036 (B)	$5	$5
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (D)	187	187
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (D)	415	416
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
1.191%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2037 (B)(D)	1,065	1,072
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
1.037%, ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (B)(D)	2,074	2,066
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
1.037%, ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (B)(D)	2,806	2,795
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
0.921%, ICE LIBOR USD 1 Month + 0.730%, 01/15/2053 (B)(D)	2,500	2,496
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (D)	18	18
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (D)	75	75
STAR Trust, Ser 2021-SFR1, Cl C
1.170%, ICE LIBOR USD 1 Month + 1.050%, 04/17/2038 (B)(D)	1,000	994
STAR Trust, Ser 2021-SFR1, Cl D
1.420%, ICE LIBOR USD 1 Month + 1.300%, 04/17/2038 (B)(D)	1,000	993
STAR Trust, Ser 2021-SFR2, Cl C
1.720%, ICE LIBOR USD 1 Month + 1.600%, 01/17/2024 (B)(D)	3,000	2,962
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.907%, ICE LIBOR USD 1 Month + 0.720%, 11/25/2033 (B)	1,952	1,905
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
1.187%, ICE LIBOR USD 1 Month + 1.000%, 09/25/2034 (B)	2,684	2,686
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
1.127%, ICE LIBOR USD 1 Month + 0.940%, 09/25/2034 (B)	814	808

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Symphony Static CLO I, Ser 2021-1A, Cl A
0.959%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (B)(D)	$390	$389
Symphony Static CLO I, Ser 2021-1A, Cl D
2.879%, ICE LIBOR USD 3 Month + 2.750%, 10/25/2029 (B)(D)	500	494
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (D)	851	824
TCI-Flatiron CLO, Ser 2017-1A, Cl B
2.029%, ICE LIBOR USD 3 Month + 1.560%, 11/18/2030 (B)(D)	500	498
Telos CLO, Ser 2018-5A, Cl A1R
1.191%, ICE LIBOR USD 3 Month + 0.950%, 04/17/2028 (B)(D)	67	67
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (B)(D)	50	50
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(D)	154	155
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (B)(D)	133	134
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(D)	960	963
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.787%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (B)(D)	937	935
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (B)(D)	217	218
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (B)(D)	885	905
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
1.187%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2048 (B)(D)	655	657
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
2.087%, ICE LIBOR USD 1 Month + 1.900%, 05/25/2058 (B)(D)	3,000	3,082
Treman Park CLO, Ser 2018-1A, Cl ARR
1.324%, ICE LIBOR USD 3 Month + 1.070%, 10/20/2028 (B)(D)	270	270
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.131%, ICE LIBOR USD 3 Month + 0.890%, 04/15/2029 (B)(D)	4,167	4,162
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (D)	135	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (D)	$238	$236
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (D)	337	332
Venture XX CLO, Ser 2017-20A, Cl CR
2.141%, ICE LIBOR USD 3 Month + 1.900%, 04/15/2027 (B)(D)	750	750
VERDE CLO, Ser 2021-1A, Cl XR
0.991%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (B)(D)	406	406
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	225	223
Vibrant CLO VI, Ser 2021-6A, Cl AR
1.164%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (B)(D)	255	255
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A2
0.370%, 04/17/2023 (D)	28	28
Voya CLO, Ser 2018-2A, Cl A1R
1.228%, ICE LIBOR USD 3 Month + 0.970%, 04/25/2031 (B)(D)	500	499
Voya CLO, Ser 2018-3A, Cl A2R
1.641%, ICE LIBOR USD 3 Month + 1.400%, 10/18/2031 (B)(D)	818	816
Voya CLO, Ser 2020-1A, Cl AR
1.301%, ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (B)(D)	400	399
Voya CLO, Ser 2020-2A, Cl A1RR
1.261%, ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (B)(D)	298	298
VSE VOI Mortgage LLC, Ser 2016-A, Cl A
2.540%, 07/20/2033 (D)	872	869
VSE VOI Mortgage LLC, Ser 2016-A, Cl B
2.740%, 07/20/2033 (D)	394	392
VSE VOI Mortgage LLC, Ser 2017-A, Cl A
2.330%, 03/20/2035 (D)	653	651
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (D)	1,089	1,094
		123,774

Total Asset-Backed Securities
(Cost $161,821) ($ Thousands)		160,992

CORPORATE OBLIGATIONS — 7.7%
Communication Services — 0.2%
AT&T
9.150%, 02/01/2023	325	347
Diamond Sports Group LLC
5.375%, 08/15/2026 (D)	427	175

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gray Escrow II
5.375%, 11/15/2031 (D)	$415	$400
NTT Finance
0.373%, 03/03/2023 (D)	250	248
Verizon Communications
0.839%, SOFRINDX + 0.790%, 03/20/2026 (B)	350	352
0.549%, SOFRINDX + 0.500%, 03/22/2024 (B)	350	351

		1,873

Consumer Discretionary — 1.6%
7-Eleven
0.625%, 02/10/2023 (D)	225	223
BCPE Ulysses Intermediate
7.750%cash/0% PIK, 04/01/2027 (D)	1,684	1,566
Daimler Trucks Finance North America LLC
0.799%, U.S. SOFR + 0.750%, 12/13/2024 (B)(D)	400	401
Ford Motor Credit LLC
1.490%, ICE LIBOR USD 3 Month + 1.270%, 03/28/2022 (B)	500	500
General Motors Financial
4.250%, 05/15/2023	300	309
0.809%, U.S. SOFR + 0.760%, 03/08/2024 (B)	400	401
0.669%, U.S. SOFR + 0.620%, 10/15/2024 (B)	600	598
Howard University
2.801%, 10/01/2023	240	241
Hyatt Hotels
1.300%, 10/01/2023	115	113
1.099%, SOFRINDX + 1.050%, 10/01/2023 (B)	425	426
Hyundai Capital America MTN
0.800%, 04/03/2023 (D)	360	355
LBM Acquisition LLC
6.250%, 01/15/2029 (D)	1,304	1,208
Lennar
4.750%, 11/15/2022	400	406
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (D)	845	853
Nordstrom
2.300%, 04/08/2024	160	154
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (D)	1,144	1,153
SRS Distribution
6.000%, 12/01/2029 (D)	712	673
4.625%, 07/01/2028 (D)	666	638
Starbucks
0.470%, SOFRINDX + 0.420%, 02/14/2024 (B)	215	215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (D)	$725	$729

		11,162

Consumer Staples — 0.6%
Campbell Soup
2.500%, 08/02/2022	400	402
Coca-Cola Europacific Partners
0.500%, 05/05/2023 (D)	725	714
Conagra Brands
3.250%, 09/15/2022	349	352
0.500%, 08/11/2023	225	221
GEMS MENASA Cayman
7.125%, 07/31/2026 (D)	587	594
JDE Peet's
0.800%, 09/24/2024 (D)	375	359
Mozart Debt Merger Sub
5.250%, 10/01/2029 (D)	930	888

		3,530

Energy — 0.0%
Enbridge
0.680%, SOFRINDX + 0.630%, 02/16/2024 (B)	250	251
Pioneer Natural Resources
0.550%, 05/15/2023	175	173
Southern Natural Gas LLC
0.625%, 04/28/2023 (D)	205	202

		626

Financials — 2.5%
AIG Global Funding
2.300%, 07/01/2022 (D)	575	577
Athene Global Funding
3.000%, 07/01/2022 (D)	600	604
0.750%, U.S. SOFR + 0.700%, 05/24/2024 (B)(D)	450	450
Bank of America
0.740%, U.S. SOFR + 0.690%, 04/22/2025 (B)	475	476
0.710%, U.S. SOFR + 0.660%, 02/04/2025 (B)	195	195
Bank of Montreal MTN
0.669%, SOFRINDX + 0.620%, 09/15/2026 (B)	475	474
Bank of Nova Scotia
0.430%, U.S. SOFR + 0.380%, 07/31/2024 (B)	700	699
Brighthouse Financial Global Funding MTN
0.809%, U.S. SOFR + 0.760%, 04/12/2024 (B)(D)	315	316

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brookfield Property
4.500%, 04/01/2027 (D)	$886	$826
Canadian Imperial Bank of Commerce
0.449%, SOFRINDX + 0.400%, 12/14/2023 (B)	425	425
Capital One Financial
0.740%, U.S. SOFR + 0.690%, 12/06/2024 (B)	275	275
Charles Schwab
0.549%, SOFRINDX + 0.500%, 03/18/2024 (B)	300	301
Citigroup
0.719%, U.S. SOFR + 0.669%, 05/01/2025 (B)	300	301
CNA Financial
7.250%, 11/15/2023	100	108
Coinbase Global
3.625%, 10/01/2031 (D)	733	646
Commonwealth Bank of Australia
0.569%, U.S. SOFR + 0.520%, 06/15/2026 (B)(D)	300	301
0.449%, U.S. SOFR + 0.400%, 07/07/2025 (B)(D)	300	300
Credit Suisse NY
0.520%, 08/09/2023	475	466
Deutsche Bank NY
1.269%, U.S. SOFR + 1.219%, 11/16/2027 (B)	325	321
0.550%, U.S. SOFR + 0.500%, 11/08/2023 (B)	400	399
Equitable Financial Life Global Funding
0.439%, U.S. SOFR + 0.390%, 04/06/2023 (B)(D)	400	400
Goldman Sachs Group
0.750%, U.S. SOFR + 0.700%, 01/24/2025 (B)	275	275
0.669%, U.S. SOFR + 0.620%, 12/06/2023 (B)	275	275
0.549%, U.S. SOFR + 0.500%, 09/10/2024 (B)	150	149
0.479%, U.S. SOFR + 0.430%, 03/08/2023 (B)	275	275
HSBC Holdings PLC
0.630%, U.S. SOFR + 0.580%, 11/22/2024 (B)	275	275
Jackson Financial
1.125%, 11/22/2023 (D)	275	271
JPMorgan Chase
0.934%, U.S. SOFR + 0.885%, 04/22/2027 (B)	475	477
0.629%, U.S. SOFR + 0.580%, 06/23/2025 (B)	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.629%, U.S. SOFR + 0.580%, 03/16/2024 (B)	$350	$351
KeyBank
0.390%, U.S. SOFR + 0.340%, 01/03/2024 (B)	475	474
0.370%, U.S. SOFR + 0.320%, 06/14/2024 (B)	250	249
Macquarie Group MTN
0.759%, U.S. SOFR + 0.710%, 10/14/2025 (B)(D)	300	300
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (D)	350	319
Mizuho Financial Group
1.128%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (B)	525	526
Morgan Stanley
0.731%, U.S. SOFR + 0.616%, 04/05/2024 (B)	175	173
Morgan Stanley MTN
4.875%, 11/01/2022	400	409
NASDAQ
0.445%, 12/21/2022	155	154
National Bank of Canada
0.900%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023 (B)	250	249
0.750%, 08/06/2024	350	338
0.540%, U.S. SOFR + 0.490%, 08/06/2024 (B)	350	350
Nationwide Building Society
2.000%, 01/27/2023 (D)	200	201
NatWest Markets
0.580%, U.S. SOFR + 0.530%, 08/12/2024 (B)(D)	340	340
Pacific Life Global Funding II
0.500%, 09/23/2023 (D)	185	181
Principal Life Global Funding II
0.499%, U.S. SOFR + 0.450%, 04/12/2024 (B)(D)	130	130
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (D)	200	197
Societe Generale
1.100%, U.S. SOFR + 1.050%, 01/21/2026 (B)(D)	275	276
Sumitomo Mitsui Trust Bank MTN
0.489%, U.S. SOFR + 0.440%, 09/16/2024 (B)(D)	350	349
Toronto-Dominion Bank MTN
0.639%, U.S. SOFR + 0.590%, 09/10/2026 (B)	300	301
0.399%, U.S. SOFR + 0.350%, 09/10/2024 (B)	350	349

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
0.449%, U.S. SOFR + 0.400%, 06/09/2025 (B)	$250	$249
UBS
0.500%, U.S. SOFR + 0.450%, 08/09/2024 (B)(D)	400	399
UBS MTN
0.410%, U.S. SOFR + 0.360%, 02/09/2024 (B)(D)	250	250
UBS AG/London
0.700%, 08/09/2024 (D)	300	290

		18,460

Health Care — 0.4%
AmerisourceBergen
0.737%, 03/15/2023	340	337
AstraZeneca
0.300%, 05/26/2023	225	222
Baxter International
0.490%, SOFRINDX + 0.440%, 11/29/2024 (B)(D)	275	274
Bristol-Myers Squibb
0.537%, 11/13/2023	250	246
Global Medical Response
6.500%, 10/01/2025 (D)	462	453
Humana
0.650%, 08/03/2023	315	310
Illumina
0.550%, 03/23/2023	225	223
PerkinElmer
0.550%, 09/15/2023	425	418
Royalty Pharma PLC
0.750%, 09/02/2023	450	442
Stryker
0.600%, 12/01/2023	160	156
Thermo Fisher Scientific
0.579%, U.S. SOFR + 0.530%, 10/18/2024 (B)	235	235
Viatris
1.125%, 06/22/2022	250	250

		3,566

Industrials — 0.4%
Artera Services LLC
9.033%, 12/04/2025 (D)	700	702
Boeing
2.700%, 05/01/2022	300	301
1.167%, 02/04/2023	325	323
Carlisle
0.550%, 09/01/2023	105	103
CP Atlas Buyer
7.000%, 12/01/2028 (D)	710	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DAE Funding LLC MTN
1.550%, 08/01/2024 (D)	$205	$197
L3Harris Technologies
0.951%, ICE LIBOR USD 3 Month + 0.750%, 03/10/2023 (B)	350	351
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (D)	460	468

		3,085

Information Technology — 0.6%
Ahead DB Holdings LLC
6.625%, 05/01/2028 (D)	288	271
Diebold Nixdorf
9.375%, 07/15/2025 (D)	1,083	1,121
Fidelity National Information Services
0.375%, 03/01/2023	275	271
II-VI
5.000%, 12/15/2029 (D)	561	560
Microchip Technology
0.972%, 02/15/2024	205	200
Paysafe Finance
4.000%, 06/15/2029 (D)	720	627
Qorvo
1.750%, 12/15/2024 (D)	220	213
Skyworks Solutions
0.900%, 06/01/2023	480	474
SYNNEX
1.250%, 08/09/2024 (D)	475	461
VMware
0.600%, 08/15/2023	275	270

		4,468

Materials — 0.5%
ASP Unifrax Holdings
7.500%, 09/30/2029 (D)	282	257
5.250%, 09/30/2028 (D)	82	79
Chemours
4.625%, 11/15/2029 (D)	640	593
International Flavors & Fragrances
0.697%, 09/15/2022 (D)	105	105
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (D)	816	820
Martin Marietta Materials
0.650%, 07/15/2023	140	138
SCIH Salt Holdings
6.625%, 05/01/2029 (D)	658	619
4.875%, 05/01/2028 (D)	565	535
Venator Finance Sarl
9.500%, 07/01/2025 (D)	324	348
5.750%, 07/15/2025 (D)	536	482

		3,976

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.1%
Iron Mountain Information Management Services
5.000%, 07/15/2032 (D)	$405	$385

Utilities — 0.8%
Atmos Energy
0.625%, 03/09/2023	300	297
CenterPoint Energy
0.700%, SOFRINDX + 0.650%, 05/13/2024 (B)	225	225
CenterPoint Energy Resources
1.004%, ICE LIBOR USD 3 Month + 0.500%, 03/02/2023 (B)	282	282
Cleco Power LLC
0.703%, ICE LIBOR USD 3 Month + 0.500%, 06/15/2023 (B)(D)	475	475
Dominion Energy
2.450%, 01/15/2023 (D)	250	251
Duke Energy
0.299%, U.S. SOFR + 0.250%, 06/10/2023 (B)	250	249
Edison International
3.125%, 11/15/2022	2,000	2,018
Florida Power & Light
0.300%, SOFRINDX + 0.250%, 05/10/2023 (B)	350	350
Mississippi Power
0.350%, U.S. SOFR + 0.300%, 06/28/2024 (B)	195	193
NextEra Energy Capital Holdings
0.750%, ICE LIBOR USD 3 Month + 0.270%, 02/22/2023 (B)	400	399
ONE Gas
0.811%, ICE LIBOR USD 3 Month + 0.610%, 03/11/2023 (B)	198	198
Pacific Gas and Electric
3.250%, 02/16/2024	200	201
1.700%, 11/15/2023	125	123
1.200%, SOFRINDX + 1.150%, 11/14/2022 (B)	340	340
PPL Electric Utilities
0.379%, U.S. SOFR + 0.330%, 06/24/2024 (B)	425	423
Public Service Enterprise Group
0.841%, 11/08/2023	255	252

		6,276

Total Corporate Obligations
(Cost $58,837) ($ Thousands)		57,407

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.634%, 01/26/2023 (F)	$1,075	$1,066

Total U.S. Treasury Obligation
(Cost $1,069) ($ Thousands)		1,066

MUNICIPAL BONDS — 0.1%
California — 0.0%
University of California, Ser BF, RB
0.455%, 05/15/2022	30	30

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	110	110

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (B)	190	191
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	45	45

		236

Total Municipal Bonds
(Cost $375) ($ Thousands)		376

	Shares
CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	38,145,818	38,146

Total Cash Equivalent
(Cost $38,146) ($ Thousands)		38,146

Total Investments in Securities — 100.7%
(Cost $754,524) ($ Thousands)		$747,152

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Concluded)

A list of the open future contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Short Contracts
U.S. 2-Year Treasury Notes	(181)	Jul-2022	$(38,838)	$(38,956)	$(118)
U.S. 5-Year Treasury Notes	(5)	Jul-2022	(589)	(591)	(2)
U.S. 10-Year Treasury Notes	(13)	Jun-2022	(1,641)	(1,657)	(16)
U.S. Long Treasury Bond	(1)	Jun-2022	(154)	(157)	(3)
			$(41,222)	$(41,361)	$(139)

Percentages are based on Net Assets of $741,804 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)	Unsettled bank loan. Interest rate may not be available.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $349,251 ($ Thousands), representing 47.1% of the Net Assets of the Fund.

(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.

ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd — Limited
MTN — Medium Term Note
NASDAQ – National Association of Securities Dealers and Automated Quotations
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
USD — U.S. Dollar

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Loan Participations	–	229,819	16,001	245,820
Mortgage-Backed Securities	–	243,345	–	243,345
Asset-Backed Securities	–	160,992	–	160,992
Corporate Obligations	–	57,407	–	57,407
U.S. Treasury Obligation	–	1,066	–	1,066
Municipal Bonds	–	376	–	376
Cash Equivalent	38,146	–	–	38,146
Total Investments in Securities	38,146	693,005	16,001	747,152

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(139)	–	–	(139)
Total Other Financial Instruments	(139)	–	–	(139)

* Future contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Balance as of June 1, 2021	$21,084
Accrued discounts/premiums	12
Realized gain/(loss)	285
Change in unrealized appreciation/(depreciation)	(73)
Purchases	5,137
Sales	(11,834)
Net transfer into Level 3	1,390
Net transfer out of Level 3	—
Ending Balance as of February 28, 2022	$16,001
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$37

For the period ended February 28, 2022, there were transfers into Level 3. The transfers were due to changes in the availability of observable inputs used to determine fair value.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Opportunistic Income Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$84,979	$392,142	$(438,975)	$-	$-	$38,146	38,145,818	$2	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 35.7%
U.S. Treasury Bills
0.617%, 08/25/2022 (A)	$40,400	$40,271
0.366%, 07/28/2022 (A)	81,570	81,378
0.347%, 07/14/2022 (A)	6,910	6,896
0.346%, 07/21/2022 (A)	110,385	110,150
0.121%, 06/16/2022 (A)	8,465	8,455
0.120%, 06/09/2022 (A)	19,370	19,350
0.075%, 09/08/2022 (A)	22,310	22,233
0.064%, 08/11/2022 (A)	5,320	5,305
0.050%, 03/17/2022 (A)	19,480	19,480
0.037%, 03/03/2022 (A)	20,200	20,200
U.S. Treasury Bonds
2.500%, 02/15/2045	4,494	4,640
2.375%, 02/15/2042	28,147	28,741
2.375%, 05/15/2051	6,840	7,132
2.250%, 05/15/2041	42,724	42,589
2.250%, 02/15/2052	39,602	40,344
2.000%, 11/15/2041	212,774	203,698
2.000%, 02/15/2050	7,650	7,326
2.000%, 08/15/2051	55,339	53,082
1.875%, 02/15/2041	5,803	5,455
1.875%, 02/15/2051	32,650	30,395
1.875%, 11/15/2051	109,491	102,152
1.750%, 08/15/2041	106,627	97,730
1.625%, 11/15/2050	26,786	23,469
1.375%, 11/15/2040	47,968	41,477
1.375%, 08/15/2050	91,246	75,118
1.250%, 05/15/2050	42,840	34,175
1.125%, 05/15/2040	29,657	24,664
1.125%, 08/15/2040	36,903	30,575
U.S. Treasury Inflation-Protected Securities
0.125%, 02/15/2051	7,733	8,314
0.125%, 02/15/2052	4,303	4,656
U.S. Treasury Notes
2.125%, 05/15/2025	18,779	19,040
1.875%, 02/28/2027	159,137	160,194
1.875%, 02/28/2029	231,672	232,468
1.875%, 02/15/2032	126,708	127,183
1.750%, 09/30/2022	8,460	8,508
1.750%, 01/31/2029	13,276	13,208
1.625%, 05/15/2031	11,040	10,848
1.500%, 02/29/2024	220,631	220,812
1.500%, 02/15/2025	11,861	11,814
1.500%, 01/31/2027	170,992	168,975
1.375%, 10/31/2028	45,830	44,514
1.375%, 12/31/2028	17,508	16,999
1.375%, 11/15/2031	3,990	3,825
1.250%, 12/31/2026	107,515	105,029
1.250%, 03/31/2028	13,300	12,875
1.250%, 04/30/2028	39,340	38,064
1.250%, 05/31/2028	50,950	49,260
1.250%, 06/30/2028	10,908	10,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.250%, 09/30/2028	$27,560	$26,567
1.250%, 08/15/2031	6,300	5,982
1.125%, 01/15/2025	10,911	10,757
1.125%, 10/31/2026	3,390	3,294
1.125%, 08/31/2028	14,760	14,126
1.000%, 12/15/2024	8,098	7,962
1.000%, 07/31/2028	26,369	25,056
0.875%, 01/31/2024	93,558	92,546
0.875%, 06/30/2026	32,111	30,946
0.875%, 09/30/2026	20,460	19,669
0.750%, 12/31/2023	115,484	114,040
0.750%, 11/15/2024	6,040	5,901
0.750%, 04/30/2026	20,150	19,345
0.750%, 05/31/2026	49,088	47,086
0.750%, 01/31/2028	44,820	42,175
0.500%, 08/31/2027	17,957	16,755
0.500%, 10/31/2027	5,697	5,302
0.375%, 10/31/2023	18,898	18,576
0.375%, 04/15/2024	16,028	15,647
0.375%, 11/30/2025	49,820	47,387
0.375%, 12/31/2025	20,482	19,464
0.375%, 01/31/2026	21,625	20,512
0.250%, 11/15/2023	170	167
0.250%, 05/15/2024	22,956	22,318
0.250%, 06/15/2024	17,143	16,642
0.250%, 05/31/2025	40	38
0.250%, 06/30/2025	480	458
0.250%, 08/31/2025	12,255	11,647
0.250%, 09/30/2025	35,231	33,439
0.250%, 10/31/2025	24,945	23,644
0.125%, 05/31/2022	6,424	6,418
0.125%, 09/30/2022	11,550	11,507
0.125%, 12/31/2022	32,255	32,021
0.125%, 03/31/2023	34,556	34,174
0.125%, 04/30/2023	54,735	54,055
0.125%, 08/31/2023	811	797

Total U.S. Treasury Obligations
(Cost $3,371,475) ($ Thousands)		3,310,022

MORTGAGE-BACKED SECURITIES — 31.6%
Agency Mortgage-Backed Obligations — 25.9%
FHLMC
7.500%, 08/01/2030 to 12/01/2036	214	236
7.000%, 05/01/2024 to 03/01/2039	67	74
6.500%, 10/01/2031 to 09/01/2039	470	516
6.000%, 01/01/2028 to 08/01/2038	315	347
5.500%, 02/01/2035 to 12/01/2038	1,352	1,518
5.000%, 08/01/2033 to 03/01/2049	7,397	8,137
4.500%, 11/01/2025 to 06/01/2050	8,257	8,902
4.000%, 01/01/2035 to 10/01/2051	34,188	36,371

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.500%, 03/01/2033 to 02/01/2052	$93,994	$98,005
3.000%, 03/01/2031 to 03/01/2052	116,087	118,147
2.500%, 10/01/2031 to 02/01/2052	52,387	52,167
2.000%, 09/01/2040 to 02/01/2052	52,236	50,511
FHLMC ARM
3.092%, ICE LIBOR USD 12 Month + 1.623%, 02/01/2050(B)	1,066	1,089
3.013%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(B)	3,660	3,739
2.873%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(B)	1,319	1,352
2.810%, ICE LIBOR USD 12 Month + 1.641%, 05/01/2049(B)	938	956
2.617%, ICE LIBOR USD 12 Month + 2.330%, 05/01/2036(B)	28	30
2.251%, ICE LIBOR USD 12 Month + 1.925%, 12/01/2036(B)	48	50
2.100%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.285%, 03/01/2047(B)	596	601
1.845%, ICE LIBOR USD 12 Month + 1.595%, 10/01/2036(B)	11	11
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(B)	2,000	186
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	953
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	1,395	1,357
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.609%, 12/25/2035(B)	16,207	1,003
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.070%, 05/25/2023(B)	57,087	69
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	605	629
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl X1, IO
0.559%, 03/25/2029(B)	3,922	142
FHLMC Multifamily Structured Pass-Through Certificates, Ser K093, Cl X1, IO
0.952%, 05/25/2029(B)	3,979	237
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.147%, 06/25/2029(B)	4,850	377
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029(B)	2,991	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.239%, 06/25/2029(B)	$700	$58
FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl X1, IO
0.835%, 10/25/2029(B)	1,294	72
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(B)	4,400	4,901
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
0.895%, 04/25/2024(B)	10,526	167
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.306%, 07/25/2026(B)	1,025	47
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.636%, 10/25/2026(B)	8,436	210
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.572%, 12/25/2027(B)	2,998	89
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.779%, 03/25/2028(B)	6,198	225
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.205%, 06/25/2027(B)	1,571	64
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,153
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,245
FHLMC Multifamily WI Certificates, Ser K141, Cl A2
2.250%, 05/25/2032	1,010	990
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	7	8
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	75	82
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	22	24
FHLMC REMIC CMO, Ser 2003-2671, Cl S
14.408%, 09/15/2033(B)	33	40
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	62	65
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	140	152
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	612	690
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(C)	3	3

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
5.839%, 05/15/2038(B)	$83	$9
FHLMC REMIC CMO, Ser 2009-3546, Cl A
1.645%, 02/15/2039(B)	44	45
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
6.039%, 01/15/2040(B)	63	10
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.759%, 05/15/2041(B)	368	49
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	312	319
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
6.419%, 04/15/2042(B)	34	6
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	1,445	1,458
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	275	28
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	3,345	3,365
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	168	24
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	676	667
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	488	488
FHLMC REMIC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	569	574
FHLMC REMIC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	144	146
FHLMC REMIC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,176	1,164
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	548	556
FHLMC REMIC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	94	94
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,736	1,777
FHLMC REMIC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	362	371
FHLMC REMIC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	813	833
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	345	348
FHLMC REMIC CMO, Ser 2018-4846, Cl PF
0.541%, ICE LIBOR USD 1 Month + 0.350%, 12/15/2048(B)	180	179
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	163	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	$1,462	$1,507
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	2,313	363
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	446	62
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,223	195
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	8,395	1,298
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	548	89
FHLMC REMIC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050	2,892	491
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	912	122
FHLMC REMIC CMO, Ser 2020-5018, Cl IO, IO
3.500%, 10/25/2050	4,984	853
FHLMC REMIC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050	7,098	1,229
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	330	44
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,494	246
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	617	90
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	7,075	1,132
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	3,187	3,090
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,573	1,501
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,758	256
FHLMC REMIC, Ser 1520, Cl X1, IO
0.472%, 02/25/2036(B)	4,995	251
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,991	2,016
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	998	1,023

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
5.809%, 12/15/2046(B)	$577	$91
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,894	2,992
FNMA
8.000%, 05/01/2023 to 06/01/2031	17	20
7.500%, 02/01/2031 to 11/01/2038	103	113
7.000%, 09/01/2026 to 02/01/2039	645	728
6.500%, 12/01/2022 to 10/01/2037	282	307
6.000%, 02/01/2032 to 07/01/2041	2,021	2,287
5.500%, 12/01/2033 to 06/01/2049	8,064	8,968
5.000%, 07/01/2033 to 11/01/2049	21,639	23,934
4.500%, 08/01/2023 to 01/01/2059	51,621	55,607
4.200%, 01/01/2029	1,665	1,802
4.000%, 09/01/2033 to 08/01/2059	80,594	85,342
3.820%, 07/01/2027	246	258
3.790%, 12/01/2025	3,185	3,288
3.734%, 02/01/2048(B)	493	538
3.500%, 07/01/2031 to 02/01/2052	103,781	108,123
3.380%, 05/01/2028	113	115
3.310%, 03/01/2028	1,905	1,983
3.160%, 05/01/2029	318	336
3.080%, 01/01/2028	160	167
3.020%, 06/01/2024 to 05/01/2026	3,400	3,426
3.000%, 05/01/2029 to 07/01/2060	203,178	207,275
2.810%, 04/01/2025	250	257
2.790%, 08/01/2029	600	624
2.710%, 04/01/2023(B)	93	94
2.500%, 03/01/2035 to 03/01/2052	161,598	160,952
2.455%, 04/01/2040	3,020	2,805
2.260%, 04/01/2030	1,060	1,064
2.000%, 08/01/2040 to 02/01/2052	70,970	68,607
1.850%, 09/01/2035	1,194	1,157
1.500%, 12/01/2035 to 03/01/2036	446	435
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.031%, 01/25/2024(B)	16,038	36
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.070%, 01/25/2025(B)	66,241	160
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	212	211
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(B)	681	701
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027(B)	195	203
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	662
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	482	485
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	330	361
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	560	597

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	$183	$186
FNMA ARM
2.435%, ICE LIBOR USD 12 Month + 1.584%, 01/01/2046(B)	2,017	2,084
2.292%, ICE LIBOR USD 12 Month + 1.578%, 06/01/2045(B)	651	672
1.782%, ICE LIBOR USD 12 Month + 1.532%, 12/01/2035(B)	15	15
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	123	17
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	163	28
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	475	23
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	399	67
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	587	25
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	415	62
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	336	34
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,418	1,436
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,936	2,055
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	3,612	620
FNMA or FHLMC TBA
3.000%, 05/15/2051	43,000	43,228
FNMA REMIC CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	3	3
FNMA REMIC CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	1	1
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023(B)	7	7
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	32	33
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	30	31
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	30	31

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	$56	$61
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	70	72
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	11	13
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(B)	5	6
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	228	254
FNMA REMIC CMO, Ser 2005-74, Cl CS
19.506%, 05/25/2035(B)	35	40
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
6.563%, 11/25/2036(B)	280	26
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
7.013%, 01/25/2037(B)	246	43
FNMA REMIC CMO, Ser 2006-33, Cl LS
29.309%, 05/25/2036(B)	41	57
FNMA REMIC CMO, Ser 2006-46, Cl SW
23.514%, 06/25/2036(B)	32	47
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
6.463%, 03/25/2036(B)	36	4
FNMA REMIC CMO, Ser 2007-64, Cl FA
0.562%, ICE LIBOR USD 1 Month + 0.470%, 07/25/2037(B)	6	6
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.513%, 07/25/2037(B)	96	18
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	10	11
FNMA REMIC CMO, Ser 2009-103, Cl MB
1.996%, 12/25/2039(B)	56	59
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(C)	545	496
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	1,367	1,416
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
6.293%, 04/25/2040(B)	412	67
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.835%, 02/25/2051(B)	59	66
FNMA REMIC CMO, Ser 2011-75, Cl FA
0.737%, ICE LIBOR USD 1 Month + 0.550%, 08/25/2041(B)	44	44
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
6.363%, 10/25/2041(B)	873	127
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
5.963%, 12/25/2042(B)	462	80
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
5.963%, 12/25/2042(B)	180	30
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	795	768
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	7	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
6.313%, 04/25/2042(B)	$226	$39
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	299	339
FNMA REMIC CMO, Ser 2012-70, Cl YS, IO
6.463%, 02/25/2041(B)	5	–
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
6.463%, 03/25/2042(B)	383	48
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(C)	26	25
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(C)	53	49
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
6.413%, 07/25/2042(B)	87	14
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(C)	668	593
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(C)	1,492	1,326
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	2,780	2,709
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
5.763%, 12/25/2043(B)	362	62
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	140	3
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	884	871
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
5.963%, 06/25/2043(B)	219	37
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	720	831
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	773	854
FNMA REMIC CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	556	553
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	3,293	3,271
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	208	212
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	3,221	3,218
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	4,740	4,548
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	972	982
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
5.913%, 10/25/2057(B)	1,379	259
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
6.013%, 11/25/2047(B)	460	77
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,897	1,943
FNMA REMIC CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	434	448

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	$1,032	$1,048
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,427	1,453
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	942	942
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	182	186
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	849	873
FNMA REMIC CMO, Ser 2019-15, Cl AB
3.500%, 05/25/2053	3,139	3,306
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	2,074	2,127
FNMA REMIC CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	782	786
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	573	583
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	180	181
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.687%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(B)	2,345	2,368
FNMA REMIC CMO, Ser 2020-101, Cl IA, IO
3.500%, 01/25/2051	9,188	1,411
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,842	269
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	724	610
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	1,313	1,299
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	3,903	3,861
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	858	137
FNMA REMIC CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050	794	115
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	2,620	454
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	4,684	830
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	5,637	946
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	3,208	535
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	425	63
FNMA REMIC CMO, Ser 2020-84, Cl ID, IO
3.500%, 12/25/2050	2,745	444
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,607	371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	$2,535	$364
FNMA REMIC CMO, Ser 2020-99, Cl IA, IO
3.500%, 09/25/2049	1,712	297
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,744	268
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	5,256	5,043
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,309	331
FNMA REMIC CMO, Ser 2021-3, Cl IB, IO
2.500%, 02/25/2051	2,240	380
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,652	233
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	3,133	3,075
FNMA TBA
3.500%, 04/01/2041	15,100	15,516
3.000%, 05/15/2036 to 04/15/2051	193,513	195,258
2.500%, 03/01/2026 to 04/01/2043	187,605	184,764
GNMA
7.000%, 04/15/2026 to 10/15/2032	378	403
6.500%, 01/15/2024 to 07/15/2035	778	852
6.000%, 12/15/2023 to 10/20/2040	2,260	2,548
5.000%, 10/15/2039 to 04/20/2050	13,710	14,744
4.700%, 09/20/2061(B)	170	177
4.500%, 01/20/2040 to 12/20/2050	16,418	17,554
4.475%, 01/20/2069(B)	33	33
4.000%, 06/20/2047 to 11/20/2050	23,982	25,222
3.630%, 04/20/2063(B)	54	55
3.500%, 06/20/2044 to 07/20/2050	22,867	23,944
3.000%, 09/15/2042 to 02/20/2052	33,410	34,190
2.500%, 12/20/2050 to 04/20/2051	7,192	7,236
2.000%, 12/20/2050 to 03/20/2051	3,771	3,693
GNMA ARM
1.650%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.440%, 01/20/2060(B)	430	436
1.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 07/20/2034(B)	4	4
GNMA CMO, Ser 2003-60, Cl GS
12.207%, 05/16/2033(B)	4	4
GNMA CMO, Ser 2005-7, Cl JM
16.443%, 05/18/2034(B)	1	1
GNMA CMO, Ser 2006-16, Cl GS, IO
6.828%, 04/20/2036(B)	277	41
GNMA CMO, Ser 2007-78, Cl SA, IO
6.404%, 12/16/2037(B)	1,902	203
GNMA CMO, Ser 2009-106, Cl KS, IO
6.238%, 11/20/2039(B)	1,943	267

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	$1,241	$1,375
GNMA CMO, Ser 2009-66, Cl XS, IO
6.674%, 07/16/2039(B)	11	1
GNMA CMO, Ser 2009-8, Cl PS, IO
6.174%, 08/16/2038(B)	8	–
GNMA CMO, Ser 2010-4, Cl NS, IO
6.264%, 01/16/2040(B)	2,750	463
GNMA CMO, Ser 2010-4, Cl SL, IO
6.274%, 01/16/2040(B)	58	10
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	128	130
GNMA CMO, Ser 2010-85, Cl HS, IO
6.488%, 01/20/2040(B)	60	2
GNMA CMO, Ser 2010-H10, Cl FC
1.108%, ICE LIBOR USD 1 Month + 1.000%, 05/20/2060(B)	1,394	1,408
GNMA CMO, Ser 2010-H26, Cl LF
0.451%, ICE LIBOR USD 1 Month + 0.350%, 08/20/2058(B)	2,022	2,019
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	32	6
GNMA CMO, Ser 2011-H09, Cl AF
0.601%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(B)	503	504
GNMA CMO, Ser 2012-124, Cl AS, IO
6.074%, 10/16/2042(B)	382	70
GNMA CMO, Ser 2012-141, Cl WA
4.531%, 11/16/2041(B)	338	364
GNMA CMO, Ser 2012-98, Cl SA, IO
5.974%, 08/16/2042(B)	289	51
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.279%, 03/20/2062(B)	331	12
GNMA CMO, Ser 2013-H01, Cl TA
0.601%, ICE LIBOR USD 1 Month + 0.500%, 01/20/2063(B)	8	8
GNMA CMO, Ser 2013-H01, Cl JA
0.421%, ICE LIBOR USD 1 Month + 0.320%, 01/20/2063(B)	440	439
GNMA CMO, Ser 2014-H04, Cl FB
0.751%, ICE LIBOR USD 1 Month + 0.650%, 02/20/2064(B)	1,316	1,321
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	219	36
GNMA CMO, Ser 2016-135, Cl SB, IO
5.974%, 10/16/2046(B)	386	92
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	111	21
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	973	982
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	1,279	1,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2018-H06, Cl PF
0.401%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(B)	$553	$551
GNMA CMO, Ser 2018-H07, Cl FD
0.401%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(B)	1,020	1,017
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	1,024	1,059
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	1,151	1,192
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	675	700
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	93	95
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	385	392
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	1,150	155
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	363	50
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	528	73
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	456	62
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	541	70
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	369	51
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,731	224
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,726	391
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	965	136
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	340	50
GNMA CMO, Ser 2020-H09, Cl FL
1.312%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(B)	1,094	1,137
GNMA CMO, Ser 2020-H09, Cl NF
1.412%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(B)	287	294
GNMA CMO, Ser 2020-H12, Cl F
0.662%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(B)	129	130
GNMA CMO, Ser 2020-H13, Cl FA
0.612%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(B)	607	609
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	3,466	3,389
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	973	187

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
3.500%, 03/15/2051	$2,400	$2,476
3.000%, 03/15/2045	12,100	12,301
2.500%, 03/15/2051	46,600	46,562
2.000%, 03/15/2051	21,600	21,117
GNMA, Ser 2012-112, Cl IO, IO
0.132%, 02/16/2053(B)	3,148	14
GNMA, Ser 2012-142, Cl IO, IO
0.222%, 04/16/2054(B)	6,441	31
GNMA, Ser 2012-27, Cl IO, IO
0.576%, 04/16/2053(B)	5,668	43
GNMA, Ser 2013-107, Cl AD
2.766%, 11/16/2047(B)	424	424
GNMA, Ser 2013-163, Cl IO, IO
1.023%, 02/16/2046(B)	1,928	42
GNMA, Ser 2014-186, Cl IO, IO
0.391%, 08/16/2054(B)	2,031	30
GNMA, Ser 2014-47, Cl IA, IO
0.143%, 02/16/2048(B)	418	4
GNMA, Ser 2014-50, Cl IO, IO
0.599%, 09/16/2055(B)	2,228	66
GNMA, Ser 2016-128, Cl IO, IO
0.754%, 09/16/2056(B)	4,531	193
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	611	609
GNMA, Ser 2017-145, Cl IO, IO
0.518%, 04/16/2057(B)	1,949	73
GNMA, Ser 2017-157, Cl IO, IO
0.637%, 12/16/2059(B)	1,107	53
GNMA, Ser 2017-190, Cl IO, IO
0.558%, 03/16/2060(B)	2,722	117
GNMA, Ser 2017-8, Cl IO, IO
0.435%, 08/16/2058(B)	1,517	48
GNMA, Ser 2020-109, Cl AI, IO
0.865%, 05/16/2060(B)	2,296	159
GNMA, Ser 2020-184, Cl IO, IO
0.914%, 11/16/2060(B)	2,927	229
GNMA, Ser 2020-41, Cl IO, IO
0.631%, 07/16/2058(B)	900	33
GNMA, Ser 2021-37, Cl IO, IO
0.805%, 01/16/2061(B)	2,945	205
GNMA, Ser 2021-60, Cl IO, IO
0.835%, 05/16/2063(B)	2,442	178
GNMA, Ser 2021-68, Cl IO, IO
0.897%, 10/16/2062(B)	2,958	223
UMBS TBA
5.000%, 03/15/2051	4,830	5,209
4.500%, 03/15/2051	1,862	1,966
4.000%, 03/01/2039	1,969	2,056
3.500%, 03/15/2051	26,940	27,744
2.500%, 03/15/2051	147,708	145,729
2.000%, 03/15/2036 to 04/15/2051	291,039	280,238

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
1.500%, 03/15/2036 to 04/15/2036	$18,450	$17,935

		2,403,671
Non-Agency Mortgage-Backed Obligations — 5.7%
3650R Commercial Mortgage Trust, Ser 2021-PF1, Cl A5
2.522%, 11/15/2054	1,140	1,100
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
1.240%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(B)(D)	1,900	1,858
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
0.668%, ICE LIBOR USD 1 Month + 0.560%, 06/25/2045(B)	796	797
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(B)(D)	105	105
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	653	653
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	312	309
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	1,459	1,416
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(B)(D)	970	948
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(B)(D)	1,205	1,115
AREIT Trust, Ser 2022-CRE6, Cl A
1.298%, SOFR30A + 1.250%, 11/17/2024(B)(D)	2,050	2,046
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(B)(D)	2,640	2,831
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.656%, 11/25/2021(B)	6	5
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.731%, 04/25/2037(B)	56	54
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	6	6
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	43	46
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
2.710%, 04/20/2035(B)	763	724

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	$1,130	$1,145
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,210
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	392
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	165
BANK, Ser 2022-BNK40, Cl A4
3.507%, 03/15/2064(B)	2,361	2,428
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	263	270
Bayview MSR Opportunity Master Fund Trust, Ser 2021-1, Cl A1
3.000%, 12/25/2051(B)(D)	2,073	2,049
Bayview MSR Opportunity Master Fund Trust, Ser 2021-2, Cl A2
2.500%, 06/25/2051(B)(D)	2,220	2,130
Bayview MSR Opportunity Master Fund Trust, Ser 2022-2, Cl A1
3.000%, 12/25/2051(B)(D)	5,155	5,109
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	524	559
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,206
BBCMS Mortgage Trust, Ser 2022-C14, Cl A5
2.946%, 02/15/2055	777	779
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	1,555	1,570
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.913%, 05/25/2034(B)	12	12
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(B)(D)	3	–
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	2,210	2,163
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 01/15/2032	3,407	3,509
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	1,590	1,588
BMO Mortgage Trust, Ser 2022-C1, Cl A5
3.374%, 02/15/2055	633	654
BPR Trust, Ser 2021-TY, Cl A
1.241%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(B)(D)	1,000	989
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(D)	1,185	1,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(D)	$665	$666
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035(D)	3,025	2,984
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.111%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)(D)	9,032	8,993
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl A
1.191%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2032(B)(D)	3,641	3,618
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
0.861%, ICE LIBOR USD 1 Month + 0.670%, 06/15/2038(B)(D)	1,310	1,280
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(B)(D)	7,071	6,867
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
0.880%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(B)(D)	7,585	7,424
BX Trust, Ser 2019-MMP, Cl A
1.191%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(B)(D)	517	512
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,945	1,945
BX Trust, Ser 2021-ARIA, Cl A
1.090%, ICE LIBOR USD 1 Month + 0.899%, 10/15/2036(B)(D)	5,110	5,008
BX Trust, Ser 2021-MFM1, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 01/15/2034(B)(D)	2,150	2,097
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2039(D)	1,905	2,008
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.261%, ICE LIBOR USD 1 Month + 1.070%, 12/15/2037(B)(D)	1,715	1,702
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(D)	263	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,285
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039(D)	1,865	1,835
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	718	735

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
2.460%, 02/25/2037(B)	$16	$17
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
2.593%, 02/25/2037(B)	13	13
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
2.284%, 06/25/2035(B)	23	23
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.967%, ICE LIBOR USD 1 Month + 0.780%, 10/25/2034(B)	916	918
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(D)	191	192
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(B)(D)	3,011	2,912
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	465	479
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	903
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	4,117
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.240%, 09/25/2033(B)	21	22
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.660%, 02/25/2034(B)	2	2
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
1.954%, 08/25/2034(B)	9	9
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
2.517%, 09/25/2033(B)(D)	42	42
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051(B)(D)	3,904	3,746
Citigroup Mortgage Loan Trust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051(B)(D)	1,391	1,334
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	1,854	1,788
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	1,975	1,910
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(D)	2,060	2,057

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	$6,573	$6,573
COMM Mortgage Trust, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,879	2,891
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl CPZ
4.831%, 08/15/2045(B)(D)	150	149
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(B)	37	38
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR11, Cl A4
4.258%, 08/10/2050	4,413	4,544
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	224
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.070%, 10/10/2046(B)	90	87
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(B)	190	193
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR8, Cl A5
3.612%, 06/10/2046(B)	630	639
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC13, Cl B
5.009%, 08/10/2046(B)(D)	1,150	1,179
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	3,220	3,242
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.600%, 02/10/2047(B)	350	359
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.115%, 03/10/2047(B)	10,130	178
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	522
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,544
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.478%, 10/10/2048(B)	1,755	1,776
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	7,032	7,099
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.112%, 02/10/2048(B)	15,643	409

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	$804	$824
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	1,780	1,787
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(D)	2,230	2,209
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(D)	3,290	3,064
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
1.599%, SOFR30A + 1.550%, 10/25/2041(B)(D)	1,030	1,012
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	377	376
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	66	67
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031(C)	10	9
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.446%, 08/25/2034(B)	80	79
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	94	75
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.171%, ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(B)(D)	7,100	7,043
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	922	943
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	918	928
CSAIL Commercial Mortgage Trust, Ser 2021-C20, Cl A3
2.805%, 03/15/2054	573	563
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	30	31
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	3,530	3,579
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(D)	3,900	3,714
CSMC Trust, Ser 2015-5R, Cl 1A1
1.008%, 09/27/2046(B)(D)	443	442

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049(B)	$1,425	$1,479
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	3,521	3,518
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(B)(D)	3,839	3,931
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(D)	1,032	1,028
CSMC Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(D)	3,026	3,011
CSMC Trust, Ser 2020-FACT, Cl A
1.541%, ICE LIBOR USD 1 Month + 1.350%, 10/15/2037(B)(D)	4,280	4,269
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(B)(D)	1,952	1,897
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(B)(D)	2,554	2,462
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(B)(D)	1,624	1,575
CSMC Trust, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(B)(D)	3,134	3,066
CSMC Trust, Ser 2021-RPL2, Cl A1
2.000%, 01/25/2060(B)(D)	909	890
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	5,837	5,787
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	1,724	1,687
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(B)(D)	3,720	3,664
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/2034(B)(D)	560	565
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	2,450	2,500
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(B)	1,780	1,800
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,995	1,968
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(B)(D)	3,080	3,044
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.971%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(B)	300	289
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(B)(D)	2,443	2,370
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(B)(D)	1,020	1,012

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
1.291%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(B)(D)	$1,560	$1,525
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl A
0.946%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(B)(D)	1,931	1,892
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	626	624
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl M1
0.949%, SOFR30A + 0.900%, 12/25/2050(B)(D)	210	210
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
1.549%, SOFR30A + 1.500%, 10/25/2041(B)(D)	2,300	2,220
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
1.049%, SOFR30A + 1.000%, 01/25/2042(B)(D)	3,950	3,914
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M2
2.349%, SOFR30A + 2.300%, 08/25/2033(B)(D)	980	991
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-DNA2, Cl M1B
2.449%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,010	1,005
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-DNA2, Cl M1A
1.349%, SOFR30A + 1.300%, 02/25/2042(B)(D)	2,850	2,849
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
2.370%, 09/25/2034(B)	32	32
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	323	323
Flagstar Mortgage Trust, Ser 2021-13IN, Cl A2
3.000%, 12/30/2051(B)(D)	4,729	4,678
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.187%, ICE LIBOR USD 1 Month + 6.000%, 09/25/2028(B)	1,535	1,590
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1ED1
1.437%, ICE LIBOR USD 1 Month + 1.250%, 07/25/2029(B)	1,820	1,818
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045(D)	11,781	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049(B)(D)	$684	$684
GCAT Trust, Ser 2022-INV1, Cl A1
3.000%, 12/25/2051(B)(D)	2,865	2,843
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
1.387%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(B)(D)	1,729	1,724
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	993	1,017
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(B)	390	397
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
0.733%, 07/10/2048(B)	32,901	698
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	4,610	4,610
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
2.941%, ICE LIBOR USD 1 Month + 2.750%, 09/15/2031(B)(D)	3,564	2,884
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
1.741%, ICE LIBOR USD 1 Month + 1.550%, 09/15/2031(B)(D)	3,564	3,206
GS Mortgage Securities Trust, Ser 2020-GC47, Cl A5
2.377%, 05/12/2053	988	951
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	1,863	1,722
GS Mortgage Securities Trust, Ser 2021-GSA3, Cl A5
2.618%, 12/15/2054	1,632	1,585
GS Mortgage Securities Trust, Ser 2021-ROSS, Cl A
1.342%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(B)(D)	1,000	988
GS Mortgage Securities Trust, Ser GC18, Cl A4
4.074%, 01/10/2047	2,005	2,063
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	3,836	3,905
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(B)(D)	1,111	1,065

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(B)(D)	$2,460	$2,445
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.109%, 09/25/2035(B)(D)	168	13
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	30	30
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	6	7
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
1.071%, ICE LIBOR USD 1 Month + 0.900%, 06/20/2035(B)	1,141	1,129
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,900	1,923
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(B)(D)	1,995	1,985
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.787%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2035(B)	84	82
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	1,557	1,583
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.047%, ICE LIBOR USD 1 Month + 0.860%, 09/25/2034(B)	11	10
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.987%, ICE LIBOR USD 1 Month + 0.800%, 11/25/2034(B)	17	16
J.P. Morgan Mortgage Trust, Ser 2022-1, Cl A3
2.500%, 07/25/2052(B)(D)	11,000	10,547
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl ASB
3.157%, 07/15/2045	34	34
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A5
3.664%, 07/15/2045	1,429	1,451
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	1,840	1,896

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl A4
4.199%, 01/15/2047	$505	$520
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.886%, 01/15/2047(B)	230	236
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,730	2,795
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.551%, 09/15/2047(B)	750	711
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	579	590
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,443	3,458
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(B)	1,740	1,732
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-C16, Cl A4
4.166%, 12/15/2046	2,143	2,200
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.299%, 06/12/2043(B)	938	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,403
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	492
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031(B)(D)	2,415	2,434
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	2,000	2,053
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
1.901%, 06/25/2034(B)	212	210
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.593%, 02/25/2035(B)	48	48
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.248%, 04/25/2035(B)	15	16
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.224%, 08/25/2034(B)	74	78

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.270%, 11/25/2033(B)	$66	$66
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.061%, 10/26/2048(B)(D)	3,258	3,365
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(B)(D)	465	467
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	369	370
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	433	433
JPMorgan Mortgage Trust, Ser 2019-8, Cl A3A
3.000%, 03/25/2050(B)(D)	479	479
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.486%, 03/25/2050(B)(D)	952	947
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	460	460
JPMorgan Mortgage Trust, Ser 2021-14, Cl A3
2.500%, 05/25/2052(B)(D)	12,266	11,768
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051(B)(D)	4,043	3,863
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(D)	2,300	2,209
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.755%, 11/21/2034(B)	931	956
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	225	229
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	181	133
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	1,208	981
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.537%, ICE LIBOR USD 1 Month + 0.350%, 05/25/2035(B)(D)	210	108
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(C)(D)	7	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.410%, 10/25/2032(B)	$2	$2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.375%, 10/25/2032(B)	22	22
Med Trust, Ser 2021-MDLN, Cl A
1.142%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(B)(D)	3,109	3,062
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
1.087%, ICE LIBOR USD 1 Month + 0.900%, 10/25/2053(B)(D)	2,045	2,042
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
0.987%, ICE LIBOR USD 1 Month + 0.800%, 11/25/2053(B)(D)	2,174	2,160
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
0.887%, ICE LIBOR USD 1 Month + 0.700%, 02/25/2055(B)(D)	663	657
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.937%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(B)(D)	1,839	1,823
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.405%, 07/25/2033(B)	28	28
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.066%, 12/25/2034(B)	62	63
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.234%, 02/25/2034(B)	24	25
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.375%, 02/25/2034(B)	36	37
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.653%, 08/25/2034(B)	36	36
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
1.546%, ICE LIBOR USD 6 Month + 0.720%, 09/25/2029(B)	51	50
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.100%, 02/25/2036(B)	30	29
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	975	950
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	1,306	1,267

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(D)	$2,337	$2,374
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	1,997	1,961
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040(D)	3,000	2,913
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	409	409
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	363	371
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.968%, 11/15/2049(B)	13,769	512
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.591%, ICE LIBOR USD 1 Month + 1.400%, 05/15/2036(B)(D)	3,030	2,978
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,252
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,914
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.637%, 04/25/2034(B)	80	83
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	11,055	10,624
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
0.446%, ICE LIBOR USD 1 Month + 0.340%, 04/16/2036(B)(D)	3,051	2,879
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	150	149
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(D)	3,115	3,134
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(B)(D)	1,309	1,337
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(B)(D)	2,369	2,433
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(B)(D)	2,007	2,039

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(B)(D)	$2,463	$2,498
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(B)(D)	1,578	1,648
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	376	377
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059(B)(D)	721	721
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(B)(D)	1,112	1,083
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.811%, 05/25/2036(B)	52	48
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
0.937%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(B)(D)	4,623	4,592
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	109	109
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.937%, ICE LIBOR USD 1 Month + 0.750%, 02/25/2060(B)(D)	264	264
OBX Trust, Ser 2020-EXP3, Cl 2A1A
1.087%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(B)(D)	296	296
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	997	957
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(B)(D)	1,335	1,289
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(D)	7,592	7,507
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	2,490	2,402
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(B)(D)	1,101	1,067
OPG Trust, Ser PORT, Cl A
0.675%, ICE LIBOR USD 1 Month + 0.484%, 10/15/2036(B)(D)	4,140	3,978
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(C)	7	6
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	26	26
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(B)(D)	1,447	1,390
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(D)	1,027	997

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust, Ser 2005-QO2, Cl A1
1.464%, 12 Month Treas Avg + 1.360%, 09/25/2045(B)	$227	$221
RALI Trust, Ser 2005-QO5, Cl A1
1.104%, 12 Month Treas Avg + 1.000%, 01/25/2046(B)	319	300
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	26	25
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	–	–
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(D)	5,534	5,308
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(B)(D)	942	920
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(B)(D)	12,630	12,396
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(B)(D)	2,470	2,440
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032(B)(D)	670	681
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	1,710	1,630
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.820%, 12/25/2034(B)	194	191
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(B)(D)	1,602	1,601
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.632%, ICE LIBOR USD 6 Month + 0.320%, 01/20/2035(B)	103	100
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.025%, 10/25/2048(B)(D)	2,365	2,363
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	115	118
SMRT, Ser 2022-MINI, Cl A
1.100%, TSFR1M + 1.000%, 01/15/2024(B)(D)	7,460	7,336
STACR Trust, Ser 2018-DNA3, Cl M2A
2.287%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(B)(D)	1,284	1,286
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	920	913
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	545	542
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	768	762

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	$626	$618
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	2,073	2,023
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.507%, ICE LIBOR USD 1 Month + 0.320%, 10/25/2035(B)	881	875
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
0.822%, ICE LIBOR USD 1 Month + 0.660%, 10/19/2034(B)	55	54
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.642%, ICE LIBOR USD 1 Month + 0.480%, 04/19/2035(B)	1,041	1,023
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.306%, 10/25/2033(B)	1,089	1,115
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.028%, 12/25/2033(B)	33	34
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.827%, ICE LIBOR USD 1 Month + 0.640%, 09/25/2043(B)	105	106
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	1,580	1,571
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051(B)	1,750	1,814
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl B
4.365%, 08/10/2049(B)(D)	435	438
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A4
2.792%, 12/10/2045	1,566	1,568
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059(D)	558	559
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(D)	839	840
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(B)(D)	444	445
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(B)(D)	1,014	1,016
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(D)	775	770

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(D)	$305	$300
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	1,099	1,075
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	2,093	2,046
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	1,475	1,436
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	1,691	1,619
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	6,397	6,118
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(D)	2,545	2,483
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	1,862	1,815
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	1,140	1,129
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	1,166	1,153
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	738	727
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030(D)	100	101
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(D)	1,210	1,249
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.494%, 10/25/2033(B)	45	45
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.562%, 06/25/2033(B)	42	42
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.374%, 08/25/2033(B)	40	40
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.517%, 09/25/2033(B)	98	97
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.949%, 06/25/2033(B)	7	7
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	172	174
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.601%, 06/25/2034(B)	29	30
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
2.633%, 06/25/2034(B)	2,577	2,604

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
2.552%, 07/25/2034(B)	$3,093	$3,144
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.707%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(B)	6,322	6,213
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.727%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2045(B)	3,623	3,687
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.174%, 12 Month Treas Avg + 1.070%, 01/25/2046(B)	1,086	853
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.562%, 11/25/2036(B)	70	68
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
1.718%, Cost of Funds 11th District of San Fran + 1.500%, 12/25/2046(B)	155	157
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.898%, 12 Month Treas Avg + 0.810%, 12/25/2046(B)	100	91
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	142	24
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	6	6
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(C)	3	2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(C)	25	23
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl C
4.693%, 09/15/2022(B)	1,530	1,544
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B
4.142%, 10/15/2045	1,455	1,467
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
2.623%, 08/25/2035(B)	19	19
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.179%, 06/15/2045(B)(D)	1,406	–

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.089%, 03/15/2048(B)(D)	$5,329	$42
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.317%, 03/15/2048(B)	490	493
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046(B)	150	152
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	123
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(B)	210	213
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/2047	293	292
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
0.991%, 03/15/2047(B)	4,010	58
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	2,180	2,190
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.014%, 08/15/2047(B)	11,206	220
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(B)	970	992
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.560%, 10/15/2057(B)	4,298	53
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,352

		530,389
Total Mortgage-Backed Securities
(Cost $2,967,286) ($ Thousands)		2,934,060

CORPORATE OBLIGATIONS — 28.7%
Communication Services — 3.1%
Alphabet
2.050%, 08/15/2050	630	508
1.100%, 08/15/2030	400	361
0.800%, 08/15/2027	350	324
0.450%, 08/15/2025	180	171
AT&T
6.500%, 09/01/2037 (E)	2,770	3,483

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 08/15/2041	$240	$286
5.350%, 09/01/2040	310	363
5.250%, 03/01/2037	3,910	4,595
4.850%, 03/01/2039	414	457
4.750%, 05/15/2046	1,335	1,480
4.500%, 05/15/2035	2,740	3,001
4.500%, 03/09/2048	195	209
4.350%, 03/01/2029	515	560
4.350%, 06/15/2045	1,082	1,121
3.800%, 12/01/2057	10,427	9,783
3.650%, 06/01/2051	618	583
3.650%, 09/15/2059	1,849	1,677
3.550%, 09/15/2055	1,231	1,116
3.500%, 06/01/2041	823	783
3.500%, 09/15/2053	11,735	10,730
3.500%, 02/01/2061	772	680
3.300%, 02/01/2052	902	801
3.100%, 02/01/2043	2,303	2,056
2.550%, 12/01/2033	5,763	5,345
2.300%, 06/01/2027	1,200	1,184
2.250%, 02/01/2032	3,570	3,295
1.700%, 03/25/2026	7,112	6,922
1.650%, 02/01/2028	4,440	4,186
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	131
6.384%, 10/23/2035	170	203
5.750%, 04/01/2048	2,710	2,996
5.375%, 04/01/2038	1,480	1,548
5.375%, 05/01/2047	250	264
5.050%, 03/30/2029	2,530	2,750
4.908%, 07/23/2025	2,190	2,321
4.800%, 03/01/2050	1,650	1,614
4.400%, 12/01/2061	668	595
4.200%, 03/15/2028	980	1,022
3.900%, 06/01/2052	2,135	1,857
3.750%, 02/15/2028	681	694
3.700%, 04/01/2051	404	339
3.500%, 06/01/2041	1,020	881
3.500%, 03/01/2042	2,184	1,883
2.250%, 01/15/2029	2,269	2,095
Comcast
7.050%, 03/15/2033	50	66
4.400%, 08/15/2035	3,525	3,890
4.250%, 10/15/2030	1,010	1,111
4.250%, 01/15/2033	360	393
4.200%, 08/15/2034	570	623
4.150%, 10/15/2028	3,480	3,772
4.000%, 03/01/2048	110	113
3.969%, 11/01/2047	120	122
3.950%, 10/15/2025	1,110	1,171

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2040	$100	$101
3.700%, 04/15/2024	1,100	1,140
3.400%, 04/01/2030	2,505	2,584
3.400%, 07/15/2046	60	56
3.300%, 04/01/2027	310	322
3.250%, 11/01/2039	250	237
3.150%, 03/01/2026	800	825
2.937%, 11/01/2056 (D)	844	710
2.887%, 11/01/2051 (D)	682	592
2.800%, 01/15/2051	270	225
2.650%, 08/15/2062	1,959	1,521
2.450%, 08/15/2052	392	316
1.500%, 02/15/2031	5,940	5,280
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	254
Comcast Cable Holdings LLC
10.125%, 04/15/2022 (E)	190	190
Cox Communications
4.800%, 02/01/2035 (D)	1,665	1,832
2.600%, 06/15/2031 (D)	1,220	1,149
Cox Enterprises
7.375%, 07/15/2027 (D)	2,895	3,509
Fox
5.476%, 01/25/2039	270	315
4.709%, 01/25/2029	210	229
3.500%, 04/08/2030	560	572
Level 3 Financing
3.875%, 11/15/2029 (D)	6,120	5,845
3.400%, 03/01/2027 (D)	895	880
Netflix
5.875%, 11/15/2028	1,477	1,670
5.375%, 11/15/2029 (D)	1,072	1,197
3.625%, 06/15/2025 (D)	1,375	1,406
NTT Finance
1.162%, 04/03/2026 (D)	4,810	4,573
Paramount Global
6.875%, 04/30/2036	1,175	1,482
5.900%, 10/15/2040	840	1,005
4.950%, 01/15/2031	428	464
4.750%, 05/15/2025	2,640	2,819
3.875%, 04/01/2024	230	239
3.700%, 08/15/2024	1,505	1,564
Rogers Communications
4.100%, 10/01/2023	133	137
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (D)	2,000	2,089
Sky
3.750%, 09/16/2024 (D)	2,045	2,124
Sprint Capital
8.750%, 03/15/2032	200	277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (D)	$10,500	$11,294
4.738%, 03/20/2025 (D)	4,623	4,762
Telefonica Emisiones
4.103%, 03/08/2027	150	159
Tencent Holdings MTN
3.840%, 04/22/2051 (D)	2,320	2,126
3.595%, 01/19/2028 (D)	2,370	2,415
Time Warner Cable LLC
7.300%, 07/01/2038	100	125
6.750%, 06/15/2039	170	206
6.550%, 05/01/2037	40	48
5.875%, 11/15/2040	2,595	2,904
5.500%, 09/01/2041	4,882	5,204
Time Warner Entertainment
8.375%, 07/15/2033	1,380	1,883
T-Mobile USA
4.375%, 04/15/2040	2,770	2,865
3.875%, 04/15/2030	6,615	6,841
3.750%, 04/15/2027	4,608	4,784
3.500%, 04/15/2025	720	740
3.500%, 04/15/2031 (D)	3,261	3,210
3.400%, 10/15/2052 (D)	4,130	3,660
3.375%, 04/15/2029 (D)	7,661	7,497
3.300%, 02/15/2051	210	183
3.000%, 02/15/2041	480	416
2.875%, 02/15/2031	524	492
2.700%, 03/15/2032 (D)	2,680	2,520
2.550%, 02/15/2031	2,945	2,760
2.250%, 02/15/2026 (D)	9,182	8,860
2.250%, 11/15/2031	790	715
Verizon Communications
5.500%, 03/16/2047	100	126
5.250%, 03/16/2037	1,100	1,311
4.862%, 08/21/2046	270	323
4.500%, 08/10/2033	470	522
4.400%, 11/01/2034	5,360	5,909
4.329%, 09/21/2028	3,607	3,928
4.125%, 03/16/2027	330	351
4.125%, 08/15/2046	430	448
4.016%, 12/03/2029	1,337	1,435
4.000%, 03/22/2050	1,330	1,365
3.875%, 03/01/2052	782	809
3.850%, 11/01/2042	1,750	1,760
3.700%, 03/22/2061	2,421	2,308
3.550%, 03/22/2051	2,185	2,116
3.400%, 03/22/2041	1,556	1,498
3.150%, 03/22/2030	580	582
3.000%, 03/22/2027	220	223
2.875%, 11/20/2050	1,732	1,480
2.650%, 11/20/2040	4,808	4,172

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.625%, 08/15/2026	$940	$938
2.550%, 03/21/2031	6,379	6,123
2.355%, 03/15/2032 (D)	9,034	8,435
2.100%, 03/22/2028	700	676
1.750%, 01/20/2031	1,640	1,476
1.680%, 10/30/2030	1,548	1,391
Vodafone Group PLC
5.250%, 05/30/2048	2,370	2,717
5.000%, 05/30/2038	386	438
4.875%, 06/19/2049	3,011	3,343
4.375%, 05/30/2028	1,010	1,092
4.250%, 09/17/2050	309	316
Walt Disney
8.875%, 04/26/2023	150	162
6.650%, 11/15/2037	260	354
6.200%, 12/15/2034	265	342
4.700%, 03/23/2050	1,035	1,224
4.625%, 03/23/2040	2,385	2,730
3.600%, 01/13/2051	1,735	1,756

		289,092

Consumer Discretionary — 1.4%
7-Eleven
0.625%, 02/10/2023 (D)	3,555	3,527
Advance Auto Parts
3.900%, 04/15/2030	3,088	3,192
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)	2,200	2,278
Amazon.com
4.950%, 12/05/2044	600	744
4.800%, 12/05/2034	187	225
4.250%, 08/22/2057	160	185
4.050%, 08/22/2047	570	635
3.875%, 08/22/2037	5,250	5,749
3.250%, 05/12/2061	410	390
3.150%, 08/22/2027	160	167
3.100%, 05/12/2051	4,886	4,723
2.700%, 06/03/2060	785	670
2.500%, 06/03/2050	880	760
2.100%, 05/12/2031	4,183	4,027
1.650%, 05/12/2028	3,161	3,041
1.500%, 06/03/2030	540	500
1.200%, 06/03/2027	1,090	1,036
1.000%, 05/12/2026	5,263	5,068
0.800%, 06/03/2025	880	849
American Honda Finance MTN
2.000%, 03/24/2028	725	699
AutoNation
4.750%, 06/01/2030	3,442	3,709
BMW US Capital LLC
3.800%, 04/06/2023 (D)	1,780	1,822

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	$990	$1,004
0.750%, 03/01/2024 (D)	3,010	2,932
Dick's Sporting Goods
4.100%, 01/15/2052	2,454	2,148
Dollar General
3.250%, 04/15/2023	70	71
Ford Motor
4.750%, 01/15/2043	630	610
Ford Motor Credit LLC
4.271%, 01/09/2027	1,340	1,350
4.063%, 11/01/2024	618	627
4.000%, 11/13/2030	297	295
3.625%, 06/17/2031	1,712	1,646
3.096%, 05/04/2023	200	202
2.900%, 02/10/2029 (E)	2,035	1,900
2.700%, 08/10/2026	3,438	3,292
1.490%, ICE LIBOR USD 3 Month + 1.270%, 03/28/2022 (B)	2,200	2,201
General Motors
6.250%, 10/02/2043	940	1,142
5.150%, 04/01/2038	150	162
General Motors Financial
4.350%, 01/17/2027	180	189
3.450%, 04/10/2022	515	516
3.150%, 06/30/2022	3,095	3,112
3.100%, 01/12/2032	1,610	1,537
Home Depot
3.900%, 12/06/2028	80	86
3.900%, 06/15/2047	100	106
3.350%, 04/15/2050	800	782
3.300%, 04/15/2040	857	857
3.125%, 12/15/2049	1,497	1,411
2.700%, 04/15/2030	480	478
2.500%, 04/15/2027	430	434
2.375%, 03/15/2051	1,233	1,014
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,461
Hyundai Capital America
1.800%, 10/15/2025 (D)	1,569	1,516
Hyundai Capital America MTN
2.000%, 06/15/2028 (D)	770	716
1.300%, 01/08/2026 (D)	1,714	1,619
0.800%, 01/08/2024 (D)	2,052	1,993
Hyundai Capital Services
2.125%, 04/24/2025 (D)	1,205	1,178
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,459
2.900%, 06/25/2025	140	135
Lennar
4.500%, 04/30/2024	2,845	2,959

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lowe's
5.000%, 04/15/2040	$2,315	$2,655
4.500%, 04/15/2030	320	353
2.500%, 04/15/2026	260	263
1.700%, 09/15/2028	900	845
Marriott International /Maryland
5.750%, 05/01/2025	473	518
4.625%, 06/15/2030	2,746	2,965
3.500%, 10/15/2032	1,162	1,159
2.850%, 04/15/2031	1,899	1,810
McDonald's MTN
4.875%, 12/09/2045	670	760
4.200%, 04/01/2050	1,250	1,336
3.800%, 04/01/2028	1,220	1,293
3.700%, 01/30/2026	1,065	1,121
3.625%, 09/01/2049	355	349
3.600%, 07/01/2030	460	483
3.500%, 03/01/2027	180	188
3.500%, 07/01/2027	510	534
3.300%, 07/01/2025	480	494
2.125%, 03/01/2030	420	398
1.450%, 09/01/2025	850	829
Newell Brands
4.700%, 04/01/2026	560	580
4.350%, 04/01/2023	376	382
NIKE
3.375%, 03/27/2050	20	20
3.250%, 03/27/2040	330	330
2.850%, 03/27/2030	650	661
2.750%, 03/27/2027	640	657
2.400%, 03/27/2025	400	405
QVC
4.850%, 04/01/2024	735	744
Sands China
5.125%, 08/08/2025	810	802
Starbucks
3.500%, 11/15/2050	1,780	1,667
3.350%, 03/12/2050	250	227
3.000%, 02/14/2032 (E)	2,445	2,431
1.300%, 05/07/2022	974	974
Tapestry
3.050%, 03/15/2032	2,753	2,619
Target
2.950%, 01/15/2052	1,732	1,641
2.250%, 04/15/2025	710	714
1.950%, 01/15/2027	1,539	1,526
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (D)	3,135	3,146
1.250%, 11/24/2025 (D)	2,520	2,401
0.875%, 11/22/2023 (D)	2,420	2,370

		130,786

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 1.9%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (D)	$612	$568
Adani Ports and Special Economic Zone
4.200%, 08/04/2027 (D)	1,407	1,405
Advocate Health & Hospitals
2.211%, 06/15/2030	3,565	3,419
Aetna
3.875%, 08/15/2047	360	361
2.800%, 06/15/2023	3,648	3,696
Alcon Finance
3.000%, 09/23/2029 (D)	3,845	3,808
Altria Group
5.950%, 02/14/2049	380	422
5.800%, 02/14/2039	1,065	1,167
4.800%, 02/14/2029	11	12
4.400%, 02/14/2026	203	216
3.400%, 02/04/2041	970	803
2.450%, 02/04/2032	6,560	5,857
2.350%, 05/06/2025	513	511
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	9,141	10,329
4.700%, 02/01/2036	2,182	2,432
3.650%, 02/01/2026	1,978	2,066
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,600	1,981
5.450%, 01/23/2039	1,150	1,370
4.750%, 01/23/2029	1,420	1,576
4.600%, 04/15/2048	4,030	4,418
4.500%, 06/01/2050	1,860	2,047
4.375%, 04/15/2038	2,353	2,528
4.350%, 06/01/2040	970	1,034
4.000%, 04/13/2028	310	330
3.750%, 07/15/2042	701	692
3.500%, 06/01/2030	1,068	1,116
Archer-Daniels-Midland
2.900%, 03/01/2032	1,571	1,589
Bacardi
4.700%, 05/15/2028 (D)	775	842
4.450%, 05/15/2025 (D)	3,780	3,977
BAT Capital
4.700%, 04/02/2027	500	531
4.540%, 08/15/2047	4,705	4,344
4.390%, 08/15/2037	1,090	1,045
3.984%, 09/25/2050	1,035	891
3.557%, 08/15/2027	6,295	6,335
2.726%, 03/25/2031	1,495	1,370
2.259%, 03/25/2028	795	742
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	3,750	3,998
4.250%, 12/15/2025 (D)	3,105	3,261

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance LLC
3.375%, 10/08/2024 (D)	$1,475	$1,504
Bon Secours Mercy Health
3.464%, 06/01/2030	1,480	1,560
Bunge Finance
3.750%, 09/25/2027	1,450	1,507
2.750%, 05/14/2031	920	876
1.630%, 08/17/2025	1,343	1,304
Cargill
1.375%, 07/23/2023 (D)	690	687
Coca-Cola
3.375%, 03/25/2027	330	348
2.600%, 06/01/2050	200	175
2.500%, 06/01/2040	310	281
1.450%, 06/01/2027 (E)	630	604
CommonSpirit Health
3.347%, 10/01/2029	1,025	1,035
2.782%, 10/01/2030	1,930	1,883
Constellation Brands
4.400%, 11/15/2025	775	823
3.200%, 02/15/2023	6,200	6,273
Costco Wholesale
1.750%, 04/20/2032	560	517
1.375%, 06/20/2027	1,220	1,173
CVS Pass-Through Trust
6.036%, 12/10/2028	1,286	1,407
5.926%, 01/10/2034 (D)	140	162
5.880%, 01/10/2028	81	88
5.789%, 01/10/2026 (D)	561	590
Danone
2.947%, 11/02/2026 (D)	450	460
2.589%, 11/02/2023 (D)	1,580	1,595
Diageo Investment
2.875%, 05/11/2022	980	984
DP World MTN
5.625%, 09/25/2048 (D)	2,790	3,111
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	2,440	2,337
Hershey
0.900%, 06/01/2025	210	202
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	3,165	3,303
3.500%, 02/11/2023 (D)	1,450	1,463
JBS USA LUX/ JBS USA Food/ JBS USA Finance
3.750%, 12/01/2031 (D)	670	618
3.000%, 02/02/2029 (D)	2,235	2,110
3.000%, 05/15/2032 (D)	2,765	2,440
Keurig Dr Pepper
4.417%, 05/25/2025	380	402
Kimberly-Clark
3.100%, 03/26/2030	200	207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
5.000%, 06/04/2042	$1,585	$1,747
4.875%, 10/01/2049	3,945	4,369
3.000%, 06/01/2026	583	582
Kroger
4.450%, 02/01/2047	275	299
Land O' Lakes
6.000%, 11/15/2022 (D)	1,890	1,929
Molson Coors Beverage
3.500%, 05/01/2022	220	221
Molson Coors Brewing
4.200%, 07/15/2046	2,679	2,663
Mondelez International
1.500%, 05/04/2025	1,070	1,042
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (D)	450	453
PepsiCo
2.875%, 10/15/2049	250	237
2.625%, 03/19/2027	80	82
2.250%, 03/19/2025	80	81
1.625%, 05/01/2030	30	28
0.750%, 05/01/2023	820	813
Philip Morris International
2.500%, 08/22/2022	1,530	1,541
2.500%, 11/02/2022	1,250	1,259
2.100%, 05/01/2030	460	432
1.125%, 05/01/2023	410	409
Procter & Gamble
3.100%, 08/15/2023	140	143
3.000%, 03/25/2030	380	396
2.800%, 03/25/2027	130	134
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (D)	3,675	3,717
Reynolds American
8.125%, 05/01/2040	1,060	1,382
7.250%, 06/15/2037	745	916
6.150%, 09/15/2043	480	533
5.850%, 08/15/2045	4,055	4,388
Roche Holdings
2.607%, 12/13/2051 (D)	3,154	2,790
2.076%, 12/13/2031 (D)	2,784	2,645
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	4,963	5,027
Smith & Nephew PLC
2.032%, 10/14/2030	1,245	1,130
Takeda Pharmaceutical
5.000%, 11/26/2028	980	1,105
4.400%, 11/26/2023	4,309	4,473
2.050%, 03/31/2030	2,118	1,965
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	43

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
3.300%, 04/22/2024	$175	$181
2.500%, 09/22/2041	385	353
2.375%, 09/24/2029	100	100
1.800%, 09/22/2031	200	188
1.500%, 09/22/2028	810	771

		175,685

Energy — 2.7%
Aker BP
4.000%, 01/15/2031 (D)	1,094	1,119
Apache
5.100%, 09/01/2040	110	110
4.750%, 04/15/2043 (E)	420	400
4.375%, 10/15/2028	990	1,002
4.250%, 01/15/2030	20	20
4.250%, 01/15/2044 (E)	1,130	1,003
BP Capital Markets America
3.796%, 09/21/2025	90	95
3.790%, 02/06/2024	150	155
3.633%, 04/06/2030	480	500
3.194%, 04/06/2025	1,990	2,040
3.119%, 05/04/2026	400	410
3.000%, 02/24/2050	1,890	1,615
BP Capital Markets PLC
3.535%, 11/04/2024	150	156
3.506%, 03/17/2025	340	352
Cameron LNG LLC
3.302%, 01/15/2035 (D)	1,670	1,642
2.902%, 07/15/2031 (D)	1,530	1,508
Canadian Natural Resources
6.450%, 06/30/2033	200	246
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,881
Chevron
3.191%, 06/24/2023	95	97
3.078%, 05/11/2050	950	914
2.954%, 05/16/2026	1,100	1,136
2.355%, 12/05/2022	290	292
1.995%, 05/11/2027	1,280	1,261
1.554%, 05/11/2025	830	817
Chevron USA
3.850%, 01/15/2028	990	1,066
1.018%, 08/12/2027	875	819
ConocoPhillips
6.950%, 04/15/2029	995	1,271
4.300%, 08/15/2028 (D)	1,130	1,246
4.150%, 11/15/2034	753	809
3.750%, 10/01/2027 (D)	1,385	1,479
Continental Resources/Oklahoma
4.900%, 06/01/2044	810	816
4.500%, 04/15/2023	480	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 01/15/2028	$810	$837
3.800%, 06/01/2024	770	786
2.268%, 11/15/2026 (D)	3,665	3,492
Coterra Energy
4.375%, 06/01/2024 (D)	80	83
4.375%, 03/15/2029 (D)	1,840	1,975
3.900%, 05/15/2027 (D)	1,740	1,813
Devon Energy
7.875%, 09/30/2031	1,580	2,125
5.850%, 12/15/2025	1,000	1,115
5.600%, 07/15/2041	680	795
5.250%, 10/15/2027	98	102
5.000%, 06/15/2045 (E)	1,640	1,828
4.750%, 05/15/2042	567	610
4.500%, 01/15/2030	256	268
Diamondback Energy
4.400%, 03/24/2051	1,023	1,060
3.500%, 12/01/2029	930	940
3.250%, 12/01/2026	380	388
3.125%, 03/24/2031	1,479	1,444
2.875%, 12/01/2024	280	283
Ecopetrol
5.875%, 05/28/2045	3,400	2,962
4.125%, 01/16/2025	167	167
Energy Transfer
6.250%, 04/15/2049	1,390	1,605
6.125%, 12/15/2045	969	1,088
6.100%, 02/15/2042	400	445
5.500%, 06/01/2027	620	683
5.400%, 10/01/2047	2,050	2,194
5.350%, 05/15/2045	1,265	1,337
5.300%, 04/01/2044	60	62
5.300%, 04/15/2047	2,033	2,124
5.250%, 04/15/2029	2,085	2,288
5.150%, 03/15/2045	2,379	2,424
5.000%, 05/15/2050	1,505	1,565
4.950%, 05/15/2028	2,592	2,774
4.950%, 06/15/2028	410	441
4.400%, 03/15/2027	1,528	1,603
4.000%, 10/01/2027	2,095	2,166
3.750%, 05/15/2030	2,560	2,601
2.900%, 05/15/2025	740	743
Eni SpA
4.000%, 09/12/2023 (D)	4,400	4,528
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	81
6.125%, 10/15/2039	145	179
4.850%, 03/15/2044	60	65
4.800%, 02/01/2049	230	251
4.200%, 01/31/2050	2,910	2,924
4.150%, 10/16/2028	1,580	1,703
3.950%, 01/31/2060	300	282

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 01/31/2051	$510	$475
3.125%, 07/31/2029	350	354
2.800%, 01/31/2030	1,800	1,770
EOG Resources
4.950%, 04/15/2050	1,730	2,101
4.375%, 04/15/2030	860	949
4.150%, 01/15/2026	270	288
3.900%, 04/01/2035	590	633
Equinor
3.000%, 04/06/2027	2,845	2,918
2.875%, 04/06/2025	4,615	4,699
Exxon Mobil
4.327%, 03/19/2050	760	859
4.227%, 03/19/2040	575	633
4.114%, 03/01/2046	910	993
3.482%, 03/19/2030	730	771
3.452%, 04/15/2051	1,914	1,892
3.043%, 03/01/2026	1,140	1,179
2.992%, 03/19/2025	5,715	5,868
1.571%, 04/15/2023	70	70
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	696	640
2.625%, 03/31/2036 (D)	1,164	1,051
2.160%, 03/31/2034 (D)	1,678	1,560
1.750%, 09/30/2027 (D)	4,716	4,584
Halliburton
3.800%, 11/15/2025	28	29
Hess
6.000%, 01/15/2040	2,240	2,646
5.600%, 02/15/2041	1,580	1,812
HollyFrontier
5.875%, 04/01/2026	1,265	1,371
KazMunayGas National JSC
6.375%, 10/24/2048 (D)	470	521
5.750%, 04/19/2047 (D)	1,390	1,449
5.375%, 04/24/2030 (D)	1,720	1,821
Kinder Morgan
5.550%, 06/01/2045	500	574
5.200%, 03/01/2048	1,365	1,509
5.050%, 02/15/2046	646	699
4.300%, 06/01/2025	1,105	1,158
4.300%, 03/01/2028	590	629
3.600%, 02/15/2051	942	847
3.250%, 08/01/2050	739	621
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	804
5.400%, 09/01/2044	40	45
5.000%, 03/01/2043	50	53
Lukoil Capital DAC
3.600%, 10/26/2031 (D)	3,700	2,227
2.800%, 04/26/2027 (D)	3,175	1,714

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lundin Energy Finance BV
3.100%, 07/15/2031 (D)	$5,033	$4,802
2.000%, 07/15/2026 (D)	2,757	2,662
Marathon Oil
5.200%, 06/01/2045	496	545
MPLX
5.500%, 02/15/2049	580	662
5.200%, 03/01/2047	320	352
5.200%, 12/01/2047	470	512
4.800%, 02/15/2029	120	132
4.700%, 04/15/2048	1,410	1,457
4.500%, 04/15/2038	810	834
4.000%, 03/15/2028	350	365
Occidental Petroleum
7.875%, 09/15/2031	140	173
7.500%, 05/01/2031	240	291
6.950%, 07/01/2024	3,107	3,371
5.550%, 03/15/2026	2,180	2,343
4.625%, 06/15/2045	400	385
4.500%, 07/15/2044	1,000	945
4.400%, 04/15/2046	200	190
4.200%, 03/15/2048	390	365
4.100%, 02/15/2047	1,040	962
3.400%, 04/15/2026	100	100
3.200%, 08/15/2026	1,740	1,740
3.000%, 02/15/2027	510	497
Oleoducto Central
4.000%, 07/14/2027 (D)	884	833
Pertamina Persero
6.000%, 05/03/2042 (D)	1,220	1,351
Petrobras Global Finance
6.850%, 06/05/2115	1,090	1,011
6.250%, 03/17/2024	1,930	2,043
Petroleos del Peru
5.625%, 06/19/2047 (D)	1,095	972
4.750%, 06/19/2032 (D)	4,690	4,525
Petroleos Mexicanos
7.690%, 01/23/2050	1,840	1,653
6.950%, 01/28/2060	210	174
6.625%, 06/15/2035	2,202	1,994
5.625%, 01/23/2046 (E)	1,650	1,270
2.460%, 12/15/2025	1,252	1,266
2.378%, 04/15/2025	609	615
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	95
6.750%, 09/21/2047	4,865	4,041
Phillips 66
1.300%, 02/15/2026	925	880
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,467
1.900%, 08/15/2030	2,788	2,532
1.125%, 01/15/2026	180	171

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Plains All American Pipeline/PAA Finance
3.550%, 12/15/2029	$895	$883
Qatar Energy
3.300%, 07/12/2051 (D)	1,720	1,619
3.125%, 07/12/2041 (D)	1,720	1,617
2.250%, 07/12/2031 (D)	2,670	2,515
Reliance Industries
3.625%, 01/12/2052 (D)	6,080	5,584
2.875%, 01/12/2032 (D)	1,280	1,197
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (D)	1,270	1,295
4.950%, 07/15/2029 (D)	3,655	3,536
Ruby Pipeline
8.000%, 04/01/2022 (D)(E)	1,727	1,485
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,680	1,787
5.000%, 03/15/2027	3,145	3,412
Saudi Arabian Oil
1.625%, 11/24/2025 (D)	1,810	1,749
1.250%, 11/24/2023 (D)	840	830
Schlumberger Holdings
4.000%, 12/21/2025 (D)	660	689
3.900%, 05/17/2028 (D)	857	892
Schlumberger Investment
3.650%, 12/01/2023	100	103
Shell International Finance BV
6.375%, 12/15/2038	660	898
4.550%, 08/12/2043	490	559
4.375%, 05/11/2045	990	1,097
4.125%, 05/11/2035	3,510	3,818
4.000%, 05/10/2046	1,410	1,495
3.750%, 09/12/2046	100	105
3.250%, 04/06/2050	930	891
3.000%, 11/26/2051	1,175	1,070
2.750%, 04/06/2030	660	658
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (D)	1,020	1,068
Spectra Energy Partners
3.375%, 10/15/2026	140	144
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,934
2.900%, 03/01/2030 (D)	3,255	3,121
TransCanada PipeLines
4.625%, 03/01/2034	2,415	2,634
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	2,145
Western Midstream Operating
3.600%, 02/01/2025	330	331
1.844%, 01/13/2023 (B)	220	219
Williams
8.750%, 03/15/2032	1,284	1,799
7.750%, 06/15/2031	339	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 01/15/2031	$9	$12
5.750%, 06/24/2044	400	469
5.100%, 09/15/2045	670	739
4.900%, 01/15/2045	450	484
3.750%, 06/15/2027	410	427

		248,143

Financials — 9.7%
ABN AMRO Bank
2.470%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 12/13/2029 (B)(D)	2,000	1,912
Aegon
1.892%, USD ICE Swap 11:00 NY 10 Yr + 0.100%(B)(F)	2,180	1,945
Alleghany
3.250%, 08/15/2051	1,166	994
Ally Financial
1.450%, 10/02/2023	1,235	1,219
American Express
4.050%, 12/03/2042	70	77
3.400%, 02/27/2023	285	289
2.500%, 07/30/2024	3,000	3,043
American International Group
4.750%, 04/01/2048	195	225
3.900%, 04/01/2026	565	595
2.500%, 06/30/2025	410	412
Antares Holdings
3.750%, 07/15/2027 (D)	1,914	1,863
Aon
3.900%, 02/28/2052	2,480	2,490
Apollo Management Holdings
5.000%, 03/15/2048 (D)	730	880
4.400%, 05/27/2026 (D)	1,015	1,091
Ares Capital
3.200%, 11/15/2031	1,950	1,762
ASB Bank
2.375%, 10/22/2031 (D)	1,520	1,432
Athene Global Funding
3.000%, 07/01/2022 (D)	400	402
2.950%, 11/12/2026 (D)	3,910	3,921
2.717%, 01/07/2029 (D)	1,245	1,201
2.500%, 03/24/2028 (D)	2,702	2,607
1.985%, 08/19/2028 (D)	4,565	4,214
1.730%, 10/02/2026 (D)	2,316	2,203
0.750%, U.S. SOFR + 0.700%, 05/24/2024 (B)(D)	2,425	2,427
Athene Global Funding MTN
2.646%, 10/04/2031 (D)	2,549	2,388
Athene Holding
4.125%, 01/12/2028	1,140	1,198

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	$535	$547
2.875%, 02/15/2025 (D)	1,420	1,407
2.528%, 11/18/2027 (D)	1,073	1,005
Bain Capital Specialty Finance
2.550%, 10/13/2026	1,271	1,194
Banco Santander
3.848%, 04/12/2023	1,200	1,222
3.225%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 11/22/2032 (B)	2,000	1,855
2.749%, 12/03/2030	2,200	2,005
2.746%, 05/28/2025	2,200	2,202
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (B)	2,655	2,510
1.358%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (B)	400	403
Bank of America
3.483%, U.S. SOFR + 1.650%, 03/13/2052 (B)	764	740
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (B)	4,803	4,910
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (B)	1,660	1,691
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (B)	5,429	5,477
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	7,483	7,331
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (B)	6,663	6,408
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	2,335	2,232
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	6,120	5,794
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (B)(E)	5,087	5,037
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	14,747	14,077
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (B)	17,184	16,459
Bank of America MTN
5.000%, 01/21/2044	1,800	2,106
4.450%, 03/03/2026	5,035	5,365
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (B)	1,305	1,448
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (B)	625	666
4.250%, 10/22/2026	130	139
4.200%, 08/26/2024	2,720	2,832
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (B)	2,510	2,693
4.000%, 04/01/2024	2,110	2,189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 01/22/2025	$2,815	$2,923
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (B)	2,255	2,362
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (B)	1,780	1,861
3.864%, ICE LIBOR USD 3 Month + 0.940%, 07/23/2024 (B)	1,225	1,253
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (B)	710	733
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (B)	1,310	1,331
3.500%, 04/19/2026	1,604	1,662
3.300%, 01/11/2023	1,181	1,201
3.194%, ICE LIBOR USD 3 Month + 1.180%, 07/23/2030 (B)	1,170	1,170
3.093%, ICE LIBOR USD 3 Month + 1.090%, 10/01/2025 (B)	670	679
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (B)	480	471
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (B)	2,170	2,067
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (B)	13,085	12,372
1.922%, U.S. SOFR + 1.370%, 10/24/2031 (B)	1,292	1,170
1.530%, U.S. SOFR + 0.650%, 12/06/2025 (B)	5,487	5,330
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (B)	1,088	1,040
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (B)	2,118	2,003
Bank of Montreal MTN
2.550%, 11/06/2022	200	202
1.850%, 05/01/2025	1,360	1,344
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	155
3.250%, 09/11/2024	270	278
3.250%, 05/16/2027	270	280
1.600%, 04/24/2025	410	404
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(B)(F)	1,385	1,408
1.300%, 06/11/2025	760	734
Barclays Bank PLC
1.700%, 05/12/2022	570	570
Barclays PLC
4.375%, 01/12/2026	4,430	4,667
Barclays PLC MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (B)	1,070	1,159
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,405

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Holdings Finance LLC
3.200%, 01/30/2052 (D)	$1,410	$1,270
Blackstone Private Credit Fund
4.000%, 01/15/2029 (D)	2,861	2,758
3.250%, 03/15/2027 (D)	1,991	1,903
2.625%, 12/15/2026 (D)	5,025	4,677
2.350%, 11/22/2024 (D)	1,592	1,548
Blackstone Secured Lending Fund
3.625%, 01/15/2026	1,255	1,257
2.850%, 09/30/2028 (D)	1,154	1,063
BNP Paribas
5.198%, ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (B)(D)	1,220	1,354
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (B)(D)	1,450	1,507
4.400%, 08/14/2028 (D)	1,420	1,512
3.375%, 01/09/2025 (D)	420	428
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (B)(D)	2,350	2,234
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (B)(D)	950	931
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (B)(D)	380	391
BPCE
5.150%, 07/21/2024 (D)	1,550	1,625
Brighthouse Financial
4.700%, 06/22/2047	4	4
3.850%, 12/22/2051	764	668
Brighthouse Financial Global Funding MTN
1.200%, 12/15/2023 (D)	1,540	1,512
1.000%, 04/12/2024 (D)	2,965	2,886
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	750	742
Capital One Financial
1.343%, U.S. SOFR + 0.690%, 12/06/2024 (B)	3,760	3,703
Chubb INA Holdings
3.350%, 05/03/2026	420	436
CI Financial
4.100%, 06/15/2051	2,015	1,911
3.200%, 12/17/2030	2,610	2,459
Citadel
4.875%, 01/15/2027 (D)	1,240	1,283
Citigroup
8.125%, 07/15/2039	3,046	4,765
5.500%, 09/13/2025	1,370	1,493
5.300%, 05/06/2044	255	301
4.750%, 05/18/2046	150	168
4.650%, 07/30/2045	1,140	1,299
4.650%, 07/23/2048	795	929
4.600%, 03/09/2026	2,785	2,970

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 09/29/2027	$1,380	$1,474
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	2,020	2,189
4.400%, 06/10/2025	2,040	2,140
4.300%, 11/20/2026	590	627
4.125%, 07/25/2028	260	273
3.887%, ICE LIBOR USD 3 Month + 1.563%, 01/10/2028 (B)	545	569
3.700%, 01/12/2026	625	653
3.500%, 05/15/2023	930	951
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (B)	3,600	3,672
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (B)	560	567
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (B)	3,592	3,621
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (B)	8,660	8,537
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (B)	6,230	5,949
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	1,265	1,201
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (B)	910	857
2.014%, U.S. SOFR + 0.694%, 01/25/2026 (B)	4,615	4,542
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (B)	800	799
CME Group
3.000%, 09/15/2022	400	404
CNO Global Funding
1.750%, 10/07/2026 (D)	2,390	2,280
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,580	1,654
Credit Agricole SA/London MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (B)(D)	630	613
Credit Suisse AG/New York NY
2.950%, 04/09/2025	790	800
1.000%, 05/05/2023	4,510	4,476
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,403
Credit Suisse Group
4.282%, 01/09/2028 (D)	895	931
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(D)	1,490	1,548
3.750%, 03/26/2025	250	256
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (B)(D)	4,630	4,390
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (B)(D)	255	254
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (B)(D)	2,940	2,856

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (B)(D)	$6,030	$5,589
Danske Bank
5.375%, 01/12/2024 (D)	940	990
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (B)(D)	1,320	1,336
1.226%, 06/22/2024 (D)	550	538
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (B)	4,031	3,773
Discover Bank
4.200%, 08/08/2023	1,130	1,163
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (B)(D)	3,800	3,578
Enstar Group
3.100%, 09/01/2031	1,942	1,812
Equitable Holdings
3.900%, 04/20/2023	910	931
F&G Global Funding
2.000%, 09/20/2028 (D)	3,076	2,870
1.750%, 06/30/2026 (D)	1,580	1,521
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	2,483
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (B)(D)	4,120	5,011
FS KKR Capital
3.250%, 07/15/2027	167	160
GA Global Funding Trust
2.250%, 01/06/2027 (D)	1,920	1,859
1.950%, 09/15/2028 (D)	3,638	3,344
0.800%, 09/13/2024 (D)	2,702	2,585
Goldman Sachs Capital II
4.000%, ICE LIBOR USD 3 Month + 0.768%(B)(F)	435	374
Goldman Sachs Group
6.750%, 10/01/2037	1,629	2,140
6.250%, 02/01/2041	1,290	1,692
5.150%, 05/22/2045	1,870	2,244
4.750%, 10/21/2045	400	455
4.250%, 10/21/2025	1,090	1,145
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (B)	500	530
3.750%, 05/22/2025	500	517
3.750%, 02/25/2026	1,445	1,504
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (B)	640	663
3.625%, 01/22/2023	508	516
3.500%, 01/23/2025	150	154
3.500%, 04/01/2025	870	894
3.500%, 11/16/2026	2,420	2,478

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (B)	$5,770	$5,869
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	120	112
3.200%, 02/23/2023	2,290	2,318
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	8,910	8,771
2.908%, ICE LIBOR USD 3 Month + 1.053%, 06/05/2023 (B)	410	412
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	280	249
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	10,610	10,061
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (B)	1,567	1,544
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	2,335	2,164
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	1,914	1,834
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (B)	4,282	4,234
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)	10,060	9,471
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	9,675	9,140
1.217%, 12/06/2023	6,265	6,191
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (B)	10,215	9,995
0.657%, U.S. SOFR + 0.505%, 09/10/2024 (B)	3,868	3,776
Goldman Sachs Group MTN
4.800%, 07/08/2044	260	297
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	290	280
HSBC Bank PLC
7.650%, 05/01/2025	796	904
HSBC Bank USA
7.000%, 01/15/2039	510	729
HSBC Holdings PLC
4.950%, 03/31/2030	200	221
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (B)	2,515	2,676
4.300%, 03/08/2026	5,405	5,713
4.250%, 03/14/2024	1,190	1,233
4.250%, 08/18/2025	960	997
4.041%, ICE LIBOR USD 3 Month + 1.546%, 03/13/2028 (B)	830	860
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/2030 (B)	970	1,001
3.262%, ICE LIBOR USD 3 Month + 1.055%, 03/13/2023 (B)	155	155
2.871%, U.S. SOFR + 1.410%, 11/22/2032 (B)	1,250	1,186

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.633%, U.S. SOFR + 1.402%, 11/07/2025 (B)	$755	$754
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (B)	3,735	3,485
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (B)	4,845	4,723
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (B)	3,325	3,120
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (B)	290	280
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (B)	3,980	3,752
ING Bank
5.800%, 09/25/2023 (D)	202	212
Intercontinental Exchange
1.850%, 09/15/2032	3,890	3,462
Intesa Sanpaolo
3.375%, 01/12/2023 (D)	490	495
3.125%, 07/14/2022 (D)	1,420	1,427
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (D)	1,260	1,328
5.017%, 06/26/2024 (D)	870	895
Jackson Financial
4.000%, 11/23/2051 (D)	509	457
3.125%, 11/23/2031 (D)	2,780	2,667
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,448
6.400%, 05/15/2038	385	516
4.950%, 06/01/2045	300	359
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (B)	740	800
4.250%, 10/01/2027	2,590	2,771
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (B)	940	1,000
4.125%, 12/15/2026	2,420	2,574
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (B)	1,175	1,242
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (B)	2,220	2,290
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	245	255
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	215	227
3.875%, 09/10/2024	440	456
3.625%, 05/13/2024	1,490	1,539
3.625%, 12/01/2027	1,000	1,041
3.200%, 06/15/2026	1,670	1,712
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	210	194
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	4,950	4,893
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (B)	2,570	2,499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (B)	$1,470	$1,478
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (B)	3,012	2,885
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (B)	2,590	2,474
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (B)	1,960	1,875
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (B)	3,600	3,582
2.182%, U.S. SOFR + 1.890%, 06/01/2028 (B)	2,367	2,283
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (B)	6,980	6,876
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	2,525	2,391
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	75	74
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (B)	8,370	8,005
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	12,081	11,779
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (B)	2,130	2,122
1.470%, U.S. SOFR + 0.765%, 09/22/2027 (B)	10,214	9,640
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (B)	4,309	4,051
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	7,728	7,231
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	8,540	8,272
0.870%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (B)	2,740	2,655
Kemper
3.800%, 02/23/2032	1,570	1,579
KKR Group Finance II LLC
5.500%, 02/01/2043 (D)	120	141
KKR Group Finance III LLC
5.125%, 06/01/2044 (D)	1,005	1,149
Lehman Brothers Holdings
6.500%, 12/31/2049 (G)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (G)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, ICE LIBOR USD 3 Month + 0.840%(F)(G)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	103
Lloyds Banking Group PLC
4.375%, 03/22/2028	1,180	1,258

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (B)	$530	$546
2.907%, ICE LIBOR USD 3 Month + 0.810%, 11/07/2023 (B)	5,255	5,292
2.858%, ICE LIBOR USD 3 Month + 1.249%, 03/17/2023 (B)	2,705	2,707
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (B)	3,000	2,846
Macquarie Bank
3.624%, 06/03/2030 (D)	765	758
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (B)(D)	2,395	2,264
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (B)(D)	3,815	3,604
1.201%, U.S. SOFR + 0.694%, 10/14/2025 (B)(D)	3,494	3,378
MassMutual Global Funding II
2.500%, 10/17/2022 (D)	261	264
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (D)	2,220	2,199
Mercury General
4.400%, 03/15/2027	1,720	1,823
MetLife
6.400%, 12/15/2036	1,400	1,570
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	4,445	4,646
0.900%, 06/08/2023 (D)	1,540	1,528
Mitsubishi UFJ Financial Group
2.852%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 01/19/2033 (B)	1,417	1,372
2.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.970%, 10/13/2032 (B)	1,563	1,470
2.341%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 01/19/2028 (B)	2,263	2,208
2.309%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032 (B)	2,374	2,203
1.640%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.670%, 10/13/2027 (B)	3,825	3,631
1.538%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027 (B)	4,540	4,307
0.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.550%, 07/19/2025 (B)	4,595	4,437

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mizuho Financial Group
3.261%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 05/22/2030 (B)	$3,923	$3,932
Morgan Stanley
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/2024 (B)	1,810	1,844
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (B)	460	418
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (B)	4,680	4,451
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (B)	3,931	3,682
0.790%, U.S. SOFR + 0.525%, 05/30/2025 (B)	6,925	6,677
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 Month + 1.628%, 01/23/2030 (B)	725	782
4.350%, 09/08/2026	235	250
4.100%, 05/22/2023	110	113
4.000%, 07/23/2025	580	607
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (B)	280	291
3.700%, 10/23/2024	370	382
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (B)	5,705	5,898
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (B)	270	279
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (B)	5,730	5,611
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	2,085	2,096
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (B)	10	10
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	3,930	3,711
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	782	769
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	3,373	3,105
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	2,020	1,994
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (B)	11,630	11,018
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (B)	3,756	3,624
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (B)	1,536	1,471
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (B)	7,661	7,443
Morgan Stanley Direct Lending Fund
4.500%, 02/11/2027 (D)	1,544	1,530

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Securities Clearing
1.500%, 04/23/2025 (D)	$510	$500
1.200%, 04/23/2023 (D)	620	618
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (B)(D)	5,240	5,389
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (B)(D)	1,735	1,763
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(D)	2,565	2,553
Nationwide Mutual Insurance
2.493%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)(D)	4,407	4,409
Natwest Group PLC
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (B)	820	845
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (B)	4,630	4,788
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (B)	1,640	1,558
New York Life Global Funding
0.950%, 06/24/2025 (D)	550	530
New York Life Insurance
6.750%, 11/15/2039 (D)	765	1,068
3.750%, 05/15/2050 (D)	1,870	1,921
Nomura Holdings
2.648%, 01/16/2025	1,430	1,434
Nordea Bank ABP
1.000%, 06/09/2023 (D)	1,370	1,359
Northern Trust
2.375%, 08/02/2022	300	302
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	2,966	2,815
Ohio National Financial Services
5.800%, 01/24/2030 (D)	1,775	1,911
Owl Rock Capital
3.400%, 07/15/2026	2,203	2,111
Owl Rock Capital III
3.125%, 04/13/2027 (D)	2,467	2,292
OWL Rock Core Income
4.700%, 02/08/2027 (D)	1,749	1,731
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	238	249
4.500%, 03/15/2023 (D)	4,470	4,563
PNC Bank
3.875%, 04/10/2025	910	950
PNC Financial Services Group
3.500%, 01/23/2024	255	263
Principal Life Global Funding II
1.250%, 06/23/2025 (D)	270	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Private Export Funding
0.550%, 07/30/2024 (D)	$2,055	$1,998
Prospect Capital
3.706%, 01/22/2026	1,005	991
Raymond James Financial
4.950%, 07/15/2046	1,525	1,754
Royal Bank of Canada
0.438%, N/A + 0.250%, 06/29/2085 (B)	860	705
Royal Bank of Canada MTN
2.250%, 11/01/2024	170	170
1.600%, 04/17/2023	1,170	1,171
1.150%, 06/10/2025	730	702
Santander Holdings USA
3.450%, 06/02/2025	1,150	1,169
Santander UK Group Holdings PLC
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (B)	4,580	4,767
3.823%, ICE LIBOR USD 3 Month + 1.400%, 11/03/2028 (B)	350	359
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (B)	705	682
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (B)	1,885	1,782
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (B)	1,140	1,087
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (B)	4,785	4,642
SBL Holdings
5.000%, 02/18/2031 (D)	2,675	2,658
Scentre Group Trust I/ Scentre Group Trust II
4.375%, 05/28/2030 (D)	1,135	1,236
3.625%, 01/28/2026 (D)	1,675	1,738
Societe Generale
3.625%, 03/01/2041 (D)	1,370	1,215
Societe Generale MTN
2.625%, 01/22/2025 (D)	1,345	1,333
Standard Chartered PLC
5.700%, 03/26/2044 (D)	427	479
5.200%, 01/26/2024 (D)	410	427
State Street
3.300%, 12/16/2024	310	321
Stewart Information Services
3.600%, 11/15/2031	1,040	1,004
Sumitomo Mitsui Financial Group
1.902%, 09/17/2028	4,805	4,498
1.402%, 09/17/2026	3,090	2,920
Swedbank
1.300%, 06/02/2023 (D)	930	925
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	201

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 09/15/2044 (D)	$600	$700
4.270%, 05/15/2047 (D)	175	189
3.300%, 05/15/2050 (D)	2,360	2,212
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	730	703
0.750%, 06/12/2023	1,430	1,415
Travelers
4.600%, 08/01/2043	50	58
Truist Bank
3.800%, 10/30/2026	250	263
Trust Fibra Uno
6.390%, 01/15/2050 (D)	956	980
5.250%, 01/30/2026 (D)	1,164	1,189
UBS AG/London
1.750%, 04/21/2022 (D)	1,310	1,311
UBS AG/London MTN
4.500%, 06/26/2048 (D)	1,540	1,737
UBS Group
4.253%, 03/23/2028 (D)	1,490	1,583
4.125%, 09/24/2025 (D)	1,010	1,058
3.491%, 05/23/2023 (D)	1,710	1,718
2.859%, ICE LIBOR USD 3 Month + 0.954%, 08/15/2023 (B)(D)	240	242
US Bancorp
1.450%, 05/12/2025	1,610	1,573
US Bancorp MTN
3.600%, 09/11/2024	160	166
2.950%, 07/15/2022	497	500
Validus Holdings
8.875%, 01/26/2040	1,460	2,301
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (D)	1,370	1,403
Wells Fargo
7.950%, 11/15/2029	925	1,225
5.606%, 01/15/2044	700	855
5.375%, 11/02/2043	220	264
4.480%, 01/16/2024	392	410
3.000%, 10/23/2026	1,640	1,661
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)	9,725	9,597
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	9,875	12,160
4.900%, 11/17/2045	1,310	1,486
4.750%, 12/07/2046	2,365	2,654
4.650%, 11/04/2044	560	615
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (B)	7,175	7,832
4.400%, 06/14/2046	220	236
4.300%, 07/22/2027	1,180	1,259
4.150%, 01/24/2029	1,450	1,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 01/24/2024	$360	$371
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (B)	2,075	2,143
3.500%, 03/08/2022	42	42
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	6,655	6,740
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	3,675	3,731
2.879%, U.S. SOFR + 1.432%, 10/30/2030 (B)	2,530	2,490
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (B)	415	398
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (B)	7,580	7,555
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	4,380	4,281
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (B)	1,480	1,462
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (B)	840	761
1.953%, 11/20/2028	2,017	1,930

		897,622

Health Care — 2.5%
Abbott Laboratories
4.900%, 11/30/2046	840	1,037
4.750%, 11/30/2036	440	521
3.750%, 11/30/2026	406	433
AbbVie
4.550%, 03/15/2035	2,800	3,084
4.500%, 05/14/2035	1,399	1,555
4.450%, 05/14/2046	564	608
4.400%, 11/06/2042	2,350	2,534
4.300%, 05/14/2036	556	609
4.250%, 11/14/2028	795	858
4.250%, 11/21/2049	7,884	8,383
4.050%, 11/21/2039	946	993
3.800%, 03/15/2025	700	728
3.750%, 11/14/2023	160	165
3.600%, 05/14/2025	1,605	1,658
3.200%, 05/14/2026	145	149
3.200%, 11/21/2029	4,541	4,599
2.950%, 11/21/2026	610	621
2.900%, 11/06/2022	350	354
2.600%, 11/21/2024	2,760	2,786
2.300%, 11/21/2022	5,317	5,350
Amgen
6.375%, 06/01/2037	1,785	2,360
5.150%, 11/15/2041	316	365
4.663%, 06/15/2051	104	116
4.400%, 05/01/2045	900	956

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 02/22/2062	$1,235	$1,299
3.625%, 05/22/2024	220	227
3.350%, 02/22/2032	980	1,004
3.150%, 02/21/2040	880	822
3.000%, 02/22/2029	2,580	2,607
3.000%, 01/15/2052	2,830	2,423
2.000%, 01/15/2032	3,445	3,188
Anthem
4.625%, 05/15/2042	219	245
3.650%, 12/01/2027	330	346
3.500%, 08/15/2024	1,950	2,005
3.350%, 12/01/2024	1,190	1,224
3.300%, 01/15/2023	133	135
3.125%, 05/15/2022	740	743
2.950%, 12/01/2022	560	566
Astrazeneca Finance LLC
1.750%, 05/28/2028	2,722	2,602
AstraZeneca PLC
2.125%, 08/06/2050	383	302
Baxalta
3.600%, 06/23/2022	870	873
Baxter International
3.950%, 04/01/2030	890	957
BayCare Health System
3.831%, 11/15/2050	2,765	3,005
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	2,228	2,440
4.700%, 07/15/2064 (D)	400	414
4.625%, 06/25/2038 (D)	2,097	2,257
4.400%, 07/15/2044 (D)	2,750	2,796
Becton Dickinson
4.685%, 12/15/2044	469	524
3.734%, 12/15/2024	446	461
3.363%, 06/06/2024	531	544
1.957%, 02/11/2031	3,000	2,726
Biogen
3.625%, 09/15/2022	815	825
3.250%, 02/15/2051 (D)	280	235
Bristol-Myers Squibb
5.000%, 08/15/2045	99	121
3.875%, 08/15/2025	566	597
3.700%, 03/15/2052	4,030	4,154
3.550%, 08/15/2022	550	556
3.400%, 07/26/2029	815	858
3.200%, 06/15/2026	1,170	1,219
2.950%, 03/15/2032	2,315	2,345
2.900%, 07/26/2024	1,352	1,383
2.600%, 05/16/2022	830	833
Centene
3.000%, 10/15/2030	7,488	7,138
2.500%, 03/01/2031	680	626
2.450%, 07/15/2028	4,199	3,955

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cigna
4.800%, 08/15/2038	$1,281	$1,427
4.375%, 10/15/2028	1,120	1,214
4.125%, 11/15/2025	450	474
3.875%, 10/15/2047	770	756
3.750%, 07/15/2023	715	734
3.400%, 03/15/2050	250	229
3.400%, 03/15/2051	1,050	958
3.250%, 04/15/2025	1,000	1,021
CommonSpirit Health
4.350%, 11/01/2042	1,385	1,460
4.187%, 10/01/2049	2,025	2,124
CVS Health
5.125%, 07/20/2045	170	197
5.050%, 03/25/2048	10,263	11,984
4.300%, 03/25/2028	3,572	3,856
4.250%, 04/01/2050	630	674
4.125%, 04/01/2040	240	247
3.875%, 07/20/2025	929	971
3.750%, 04/01/2030	1,835	1,921
3.625%, 04/01/2027	1,470	1,540
3.375%, 08/12/2024	95	98
3.000%, 08/15/2026	825	840
2.750%, 12/01/2022	230	232
2.125%, 09/15/2031	660	610
Danaher
2.800%, 12/10/2051	1,621	1,434
2.600%, 10/01/2050	918	788
DH Europe Finance II Sarl
2.200%, 11/15/2024	2,115	2,116
2.050%, 11/15/2022	1,224	1,230
Gilead Sciences
4.750%, 03/01/2046	40	45
4.600%, 09/01/2035	2,000	2,251
4.000%, 09/01/2036	685	730
3.700%, 04/01/2024	1,540	1,589
3.650%, 03/01/2026	890	928
2.800%, 10/01/2050	2,033	1,719
2.600%, 10/01/2040	1,335	1,153
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	50	50
HCA
5.875%, 02/01/2029	694	776
5.500%, 06/15/2047	2,275	2,662
5.375%, 02/01/2025	5,562	5,890
5.250%, 04/15/2025	750	805
5.250%, 06/15/2026	1,015	1,099
5.250%, 06/15/2049	2,905	3,305
4.125%, 06/15/2029	2,500	2,620
3.500%, 09/01/2030	5,659	5,602
3.500%, 07/15/2051	2,000	1,778
2.375%, 07/15/2031	1,015	933

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (D)	$2,235	$2,090
Humana
4.950%, 10/01/2044	200	232
4.800%, 03/15/2047	50	58
4.500%, 04/01/2025	120	127
3.950%, 03/15/2027	860	909
3.850%, 10/01/2024	2,530	2,623
3.150%, 12/01/2022	190	192
Johnson & Johnson
3.700%, 03/01/2046	970	1,043
2.450%, 09/01/2060	2,085	1,737
0.950%, 09/01/2027	990	935
0.550%, 09/01/2025	490	467
Mass General Brigham
3.192%, 07/01/2049	245	239
Medtronic
4.625%, 03/15/2045	123	144
Merck
2.750%, 12/10/2051	1,050	936
1.450%, 06/24/2030	480	439
0.750%, 02/24/2026	840	800
Pfizer
4.000%, 12/15/2036	1,050	1,155
2.800%, 03/11/2022	736	736
2.700%, 05/28/2050	1,400	1,265
2.625%, 04/01/2030	720	720
2.550%, 05/28/2040	2,682	2,451
1.700%, 05/28/2030	680	634
0.800%, 05/28/2025	1,050	1,018
Royalty Pharma PLC
1.200%, 09/02/2025	980	931
0.750%, 09/02/2023	1,650	1,619
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,665
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	3,126	3,004
Stryker
2.900%, 06/15/2050	392	346
Takeda Pharmaceutical
3.175%, 07/09/2050	603	540
3.025%, 07/09/2040	869	784
Thermo Fisher Scientific
2.800%, 10/15/2041	618	569
2.000%, 10/15/2031	1,304	1,210
1.750%, 10/15/2028	1,465	1,387
UnitedHealth Group
6.625%, 11/15/2037	200	280
5.800%, 03/15/2036	560	716
4.625%, 07/15/2035	940	1,083
4.450%, 12/15/2048	140	161

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 06/15/2048	$180	$201
3.875%, 12/15/2028	250	269
3.875%, 08/15/2059	570	601
3.750%, 07/15/2025	330	346
3.700%, 08/15/2049	140	145
3.500%, 06/15/2023	230	236
3.250%, 05/15/2051	2,366	2,298
3.125%, 05/15/2060	90	81
3.050%, 05/15/2041	2,852	2,737
2.900%, 05/15/2050	2,251	2,060
2.875%, 03/15/2023	150	153
2.750%, 05/15/2040	1,867	1,725
2.375%, 10/15/2022	100	101
2.000%, 05/15/2030	220	208
1.250%, 01/15/2026	260	251
Universal Health Services
1.650%, 09/01/2026 (D)	1,260	1,197
Utah Acquisition Sub
3.950%, 06/15/2026	3,180	3,284
Viatris
4.000%, 06/22/2050	1,455	1,290
2.700%, 06/22/2030	305	285
Wyeth LLC
6.450%, 02/01/2024	365	396
5.950%, 04/01/2037	320	419

		230,000

Industrials — 1.9%
3M
3.700%, 04/15/2050	300	308
2.375%, 08/26/2029	2,320	2,267
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.125%, 07/03/2023	262	268
3.500%, 05/26/2022	2,750	2,761
3.500%, 01/15/2025	1,673	1,697
3.300%, 01/30/2032	5,060	4,804
3.000%, 10/29/2028	7,085	6,824
2.450%, 10/29/2026	6,425	6,199
1.650%, 10/29/2024	3,505	3,402
1.150%, 10/29/2023	4,716	4,607
Air Lease
3.375%, 07/01/2025	490	496
3.250%, 03/01/2025	525	528
Air Lease MTN
2.875%, 01/15/2026	3,019	3,007
2.300%, 02/01/2025	605	598
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	91	90
Boeing
7.250%, 06/15/2025	107	122

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.930%, 05/01/2060	$550	$653
5.805%, 05/01/2050	2,655	3,154
5.705%, 05/01/2040	1,409	1,641
5.150%, 05/01/2030	2,007	2,217
5.040%, 05/01/2027	355	386
4.875%, 05/01/2025	2,290	2,434
4.508%, 05/01/2023	2,225	2,286
3.750%, 02/01/2050	2,070	1,924
3.625%, 02/01/2031	1,662	1,676
3.250%, 02/01/2028	1,654	1,653
3.250%, 02/01/2035	3,175	2,972
3.200%, 03/01/2029	720	712
3.100%, 05/01/2026	230	232
2.800%, 03/01/2027	280	276
2.700%, 02/01/2027	1,165	1,150
2.196%, 02/04/2026	4,853	4,735
1.433%, 02/04/2024	5,034	4,952
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	285
4.550%, 09/01/2044	1,220	1,394
3.650%, 09/01/2025	140	146
3.050%, 09/01/2022	300	301
2.875%, 06/15/2052	610	545
Canadian Pacific Railway
6.125%, 09/15/2115	34	44
3.000%, 12/02/2041	1,731	1,606
2.450%, 12/02/2031 (E)	2,650	2,543
1.750%, 12/02/2026	373	362
1.350%, 12/02/2024	3,513	3,427
Carrier Global
3.577%, 04/05/2050	70	67
Caterpillar
4.300%, 05/15/2044	50	57
Cintas No. 2
3.700%, 04/01/2027	590	623
2.900%, 04/01/2022	610	611
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,190	1,196
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl B
6.903%, 04/19/2022	3	3
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	45	46
CoStar Group
2.800%, 07/15/2030 (D)	1,485	1,415
Crowley Conro LLC
4.181%, 08/15/2043	791	894
Deere
3.750%, 04/15/2050	920	975
3.100%, 04/15/2030	160	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	$2,731	$2,608
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (D)	5,816	6,066
4.500%, 10/20/2025 (D)	4,462	4,581
Eaton
7.625%, 04/01/2024	325	358
4.150%, 11/02/2042	530	569
4.000%, 11/02/2032	99	108
2.750%, 11/02/2022	1,740	1,757
Emerson Electric
2.800%, 12/21/2051	2,935	2,559
Equifax
3.950%, 06/15/2023	3,015	3,088
2.600%, 12/15/2025	445	446
GE Capital International Funding Unlimited
4.418%, 11/15/2035	4,666	5,245
General Dynamics
4.250%, 04/01/2040	1,915	2,138
4.250%, 04/01/2050	230	264
General Electric MTN
6.750%, 03/15/2032	103	133
0.986%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (B)	3,035	2,611
Honeywell International
1.950%, 06/01/2030	2,035	1,918
1.350%, 06/01/2025	510	499
Howmet Aerospace
3.000%, 01/15/2029	2,281	2,164
IHS Markit
5.000%, 11/01/2022 (D)	3,000	3,050
4.750%, 02/15/2025 (D)	1,000	1,062
4.750%, 08/01/2028	1,000	1,127
3.625%, 05/01/2024	1,550	1,601
ILFC E-Capital Trust II
3.620%, ICE LIBOR USD 3 Month + 1.800%, 12/21/2065 (B)(D)	1,200	1,026
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	151	147
John Deere Capital MTN
2.150%, 09/08/2022	145	146
L3Harris Technologies
5.054%, 04/27/2045	330	388
4.854%, 04/27/2035	210	239
Lockheed Martin
3.550%, 01/15/2026	1,440	1,517
3.100%, 01/15/2023	110	111
Northrop Grumman
5.250%, 05/01/2050	3,940	4,951
4.030%, 10/15/2047	795	838

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.850%, 04/15/2045	$350	$358
3.250%, 08/01/2023	2,253	2,300
3.250%, 01/15/2028	1,870	1,911
2.930%, 01/15/2025	2,020	2,059
Otis Worldwide
3.112%, 02/15/2040	1,185	1,094
2.056%, 04/05/2025	340	337
Parker-Hannifin
2.700%, 06/14/2024	830	840
Penske Truck Leasing LP / PTL Finance
3.950%, 03/10/2025 (D)	225	234
Quanta Services
0.950%, 10/01/2024	1,543	1,490
Raytheon Technologies
4.125%, 11/16/2028	480	519
3.950%, 08/16/2025	800	843
3.150%, 12/15/2024	320	327
3.125%, 07/01/2050	1,290	1,180
2.250%, 07/01/2030	680	644
Republic Services
4.750%, 05/15/2023	119	123
2.500%, 08/15/2024	2,035	2,053
1.450%, 02/15/2031	4,370	3,869
Roper Technologies
1.000%, 09/15/2025	940	894
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	2,830	2,710
Southwest Airlines
5.125%, 06/15/2027	1,000	1,109
Triton Container International
2.050%, 04/15/2026 (D)	1,490	1,439
Union Pacific
3.839%, 03/20/2060	970	997
3.750%, 07/15/2025	530	556
3.750%, 02/05/2070	700	697
3.500%, 02/14/2053	2,533	2,543
3.375%, 02/14/2042	927	925
3.250%, 02/05/2050	1,065	1,023
2.891%, 04/06/2036	835	808
2.800%, 02/14/2032	1,931	1,937
2.400%, 02/05/2030	1,513	1,473
2.150%, 02/05/2027	270	266
United Parcel Service
5.200%, 04/01/2040	525	652
2.350%, 05/16/2022	235	235
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	23	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	$2,497	$2,443

		181,963

Information Technology — 1.9%
Adobe
2.300%, 02/01/2030	1,300	1,264
Analog Devices
2.100%, 10/01/2031	1,540	1,472
1.700%, 10/01/2028	1,158	1,106
Apple
4.650%, 02/23/2046	2,460	2,985
4.375%, 05/13/2045	1,275	1,458
3.850%, 05/04/2043	375	403
3.450%, 05/06/2024	350	362
2.850%, 08/05/2061	1,540	1,368
2.650%, 05/11/2050	1,903	1,688
2.650%, 02/08/2051	1,930	1,714
2.550%, 08/20/2060	1,808	1,498
2.450%, 08/04/2026	2,560	2,599
2.400%, 05/03/2023	95	96
2.375%, 02/08/2041	626	558
1.700%, 08/05/2031	2,312	2,143
1.400%, 08/05/2028	5,664	5,350
1.125%, 05/11/2025	1,720	1,677
Applied Materials
1.750%, 06/01/2030	1,070	1,001
Avnet
4.875%, 12/01/2022	1,570	1,607
Broadcom
4.300%, 11/15/2032	1,110	1,170
4.150%, 11/15/2030	4,135	4,339
3.469%, 04/15/2034 (D)	1,727	1,667
3.419%, 04/15/2033 (D)	5,922	5,775
3.150%, 11/15/2025	1,004	1,023
3.137%, 11/15/2035 (D)	2,980	2,760
2.450%, 02/15/2031 (D)	1,347	1,244
Broadcom/Broadcom Cayman Finance Ltd
3.875%, 01/15/2027	580	604
Corning
5.450%, 11/15/2079	1,800	2,077
Dell International LLC/EMC
6.100%, 07/15/2027	778	896
4.900%, 10/01/2026	394	427
3.450%, 12/15/2051 (D)	2,296	1,944
3.375%, 12/15/2041 (D)	1,914	1,678
Global Payments
2.900%, 11/15/2031	1,528	1,457
2.150%, 01/15/2027	2,293	2,212
1.500%, 11/15/2024	4,631	4,521

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HP
2.200%, 06/17/2025	$1,864	$1,852
Intel
4.750%, 03/25/2050	2,280	2,666
3.734%, 12/08/2047	119	120
3.250%, 11/15/2049	660	618
3.200%, 08/12/2061	626	552
3.100%, 07/29/2022	75	76
3.050%, 08/12/2051	3,269	2,969
2.800%, 08/12/2041	2,018	1,817
2.000%, 08/12/2031	751	698
1.600%, 08/12/2028	1,454	1,378
International Business Machines
3.000%, 05/15/2024	2,340	2,393
KLA
3.300%, 03/01/2050	1,247	1,178
Kyndryl Holdings
2.050%, 10/15/2026 (D)	2,500	2,358
Lam Research
3.800%, 03/15/2025	150	157
Marvell Technology
1.650%, 04/15/2026	2,010	1,936
Mastercard
3.850%, 03/26/2050	2,850	3,098
3.375%, 04/01/2024	240	248
Microsoft
4.100%, 02/06/2037	245	279
3.500%, 02/12/2035	460	495
3.450%, 08/08/2036	1,622	1,740
3.300%, 02/06/2027	2,680	2,862
3.041%, 03/17/2062	281	268
2.921%, 03/17/2052	646	617
2.875%, 02/06/2024	970	993
2.700%, 02/12/2025	360	370
2.675%, 06/01/2060	309	272
2.525%, 06/01/2050	240	213
2.400%, 08/08/2026	2,510	2,548
2.375%, 05/01/2023	50	51
NVIDIA
3.700%, 04/01/2060	680	710
3.500%, 04/01/2040	990	1,017
3.500%, 04/01/2050	2,010	2,070
2.850%, 04/01/2030	2,800	2,835
NXP BV/ NXP Funding LLC/ NXP USA
3.875%, 06/18/2026 (D)	996	1,042
3.250%, 05/11/2041 (D)	843	772
2.700%, 05/01/2025 (D)	430	433
Oracle
4.375%, 05/15/2055	810	768
4.300%, 07/08/2034	285	294
4.000%, 11/15/2047	330	301
3.950%, 03/25/2051	6,292	5,764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 05/15/2035	$3,620	$3,547
3.800%, 11/15/2037	4,295	4,082
3.650%, 03/25/2041	800	725
3.600%, 04/01/2040	3,019	2,734
3.600%, 04/01/2050	621	540
2.950%, 11/15/2024	675	684
2.950%, 05/15/2025	695	700
2.950%, 04/01/2030	1,285	1,242
2.875%, 03/25/2031	2,480	2,367
2.800%, 04/01/2027	625	621
1.650%, 03/25/2026	1,950	1,868
PayPal Holdings
2.300%, 06/01/2030	6,600	6,287
1.650%, 06/01/2025	640	627
1.350%, 06/01/2023	620	618
QUALCOMM
1.650%, 05/20/2032	119	107
salesforce.com
3.250%, 04/11/2023	740	755
Texas Instruments
4.150%, 05/15/2048	1,250	1,419
1.750%, 05/04/2030	440	415
1.125%, 09/15/2026	767	740
TSMC Arizona
3.250%, 10/25/2051	955	911
2.500%, 10/25/2031	3,950	3,758
1.750%, 10/25/2026	3,310	3,207
TSMC Global
1.375%, 09/28/2030 (D)	4,320	3,781
Visa
4.300%, 12/14/2045	810	938
3.150%, 12/14/2025	660	684
VMware
4.700%, 05/15/2030	1,548	1,700
3.900%, 08/21/2027	306	320
1.800%, 08/15/2028	1,682	1,555
1.400%, 08/15/2026	3,061	2,901
1.000%, 08/15/2024	2,679	2,602
0.600%, 08/15/2023	3,825	3,756
Vontier
2.950%, 04/01/2031	925	838
1.800%, 04/01/2026	1,170	1,091

		173,091

Materials — 0.7%
Amcor Finance USA
3.625%, 04/28/2026	2,000	2,092
Anglo American Capital PLC
4.000%, 09/11/2027 (D)	280	294
3.625%, 09/11/2024 (D)	1,810	1,858
Barrick Gold
5.250%, 04/01/2042	740	867

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barrick North America Finance LLC
5.700%, 05/30/2041	$470	$585
Berry Global
4.875%, 07/15/2026 (D)	3,270	3,315
1.650%, 01/15/2027	775	723
1.570%, 01/15/2026	1,010	962
BHP Billiton Finance USA
5.000%, 09/30/2043	40	48
Dow Chemical
4.800%, 05/15/2049	925	1,046
3.600%, 11/15/2050	1,544	1,477
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,232
Ecolab
2.700%, 12/15/2051	1,193	1,041
Equate Petrochemical MTN
4.250%, 11/03/2026 (D)	1,640	1,694
2.625%, 04/28/2028 (D)	2,250	2,126
Glencore Funding LLC
4.125%, 05/30/2023 (D)	50	51
4.000%, 03/27/2027 (D)	1,570	1,627
Industrias Penoles
4.150%, 09/12/2029 (D)	2,290	2,284
International Flavors and Fragrances
5.000%, 09/26/2048	2,365	2,704
2.300%, 11/01/2030 (D)	4,800	4,461
1.230%, 10/01/2025 (D)	4,110	3,917
LYB International Finance III LLC
3.625%, 04/01/2051	1,524	1,439
3.375%, 10/01/2040	2,308	2,160
Nacional del Cobre de Chile
4.250%, 07/17/2042 (D)	675	660
3.625%, 08/01/2027 (D)	2,770	2,836
Newcrest Finance Pty
3.250%, 05/13/2030 (D)	1,140	1,140
OCP
4.500%, 10/22/2025 (D)	1,860	1,869
Orbia Advance
2.875%, 05/11/2031 (D)	1,340	1,211
1.875%, 05/11/2026 (D)	1,410	1,320
Sealed Air
1.573%, 10/15/2026 (D)	1,600	1,507
Southern Copper
5.250%, 11/08/2042	4,540	5,286
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	2,781
Teck Resources
6.250%, 07/15/2041	880	1,064
6.125%, 10/01/2035	782	955
5.200%, 03/01/2042	910	981
Vale Overseas
6.875%, 11/21/2036	1,595	1,962

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 08/10/2026	$2,290	$2,594
Westlake
3.600%, 08/15/2026	837	869
3.375%, 08/15/2061	723	601
3.125%, 08/15/2051	1,146	983
WestRock RKT LLC
4.000%, 03/01/2023	330	336

		67,958

Real Estate — 0.9%
Agree
2.600%, 06/15/2033	382	352
2.000%, 06/15/2028	1,682	1,583
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,289
2.250%, 01/15/2029	1,153	1,085
American Tower
1.875%, 10/15/2030	3,215	2,847
AvalonBay Communities MTN
2.450%, 01/15/2031	2,490	2,430
Boston Properties
3.800%, 02/01/2024	2,000	2,056
3.400%, 06/21/2029	1,510	1,544
2.900%, 03/15/2030	125	122
Brixmor Operating Partnership
2.500%, 08/16/2031	934	863
2.250%, 04/01/2028	537	511
Camden Property Trust
2.800%, 05/15/2030	925	915
CC Holdings GS V LLC / Crown Castle GS III
3.849%, 04/15/2023	580	592
Crown Castle International
4.000%, 03/01/2027	384	400
2.900%, 04/01/2041	1,079	926
2.100%, 04/01/2031	1,596	1,437
1.050%, 07/15/2026	2,312	2,154
CyrusOne/CyrusOne Finance
3.450%, 11/15/2029	950	999
2.900%, 11/15/2024	2,682	2,713
2.150%, 11/01/2030	280	272
Equinix
2.950%, 09/15/2051	1,895	1,545
Essential Properties
2.950%, 07/15/2031	2,595	2,383
Essex Portfolio
2.550%, 06/15/2031	790	752
1.700%, 03/01/2028	3,676	3,461
Extra Space Storage
2.350%, 03/15/2032	693	639
Federal Realty Investment Trust
3.950%, 01/15/2024	1,067	1,098

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	$1,250	$1,385
5.375%, 11/01/2023	839	874
5.375%, 04/15/2026	1,555	1,664
5.300%, 01/15/2029	2,550	2,772
5.250%, 06/01/2025	2,330	2,455
4.000%, 01/15/2030	990	990
Healthcare Realty Trust
3.875%, 05/01/2025	1,455	1,506
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,010	1,046
Hudson Pacific Properties
4.650%, 04/01/2029	3,200	3,478
Kilroy Realty
2.650%, 11/15/2033	4,734	4,309
Life Storage
3.875%, 12/15/2027	935	990
Mid-America Apartments
4.300%, 10/15/2023	786	807
4.000%, 11/15/2025	945	992
3.950%, 03/15/2029	772	826
Piedmont Operating Partnership
4.450%, 03/15/2024	125	129
Realty Income
3.400%, 01/15/2028	816	840
2.850%, 12/15/2032	1,119	1,088
2.200%, 06/15/2028	824	799
Regency Centers
2.950%, 09/15/2029	1,678	1,662
Rexford Industrial Realty
2.150%, 09/01/2031	855	770
Sabra Health Care
3.900%, 10/15/2029	1,335	1,338
Simon Property Group LP
2.450%, 09/13/2029	1,915	1,850
SL Green Operating Partnership
3.250%, 10/15/2022	3,000	3,029
SL Green Realty
4.500%, 12/01/2022 (E)	500	507
Spirit Realty
3.400%, 01/15/2030	923	920
2.100%, 03/15/2028	1,536	1,446
STORE Capital
4.625%, 03/15/2029	985	1,059
4.500%, 03/15/2028	2,915	3,121
2.750%, 11/18/2030	1,367	1,290
2.700%, 12/01/2031	536	497
Sun Communities Operating LP
2.300%, 11/01/2028	767	725
Ventas Realty
3.000%, 01/15/2030	1,500	1,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Welltower
4.500%, 01/15/2024	$183	$191
Weyerhaeuser
3.375%, 03/09/2033	2,480	2,500

		85,307

Utilities — 2.0%
Abu Dhabi National Energy PJSC MTN
3.400%, 04/29/2051 (D)	1,850	1,797
2.000%, 04/29/2028 (D)	2,830	2,684
AES
1.375%, 01/15/2026	1,662	1,579
Alabama Power
3.700%, 12/01/2047	3,140	3,183
American Transmission Systems
2.650%, 01/15/2032 (D)	966	927
Appalachian Power
4.500%, 03/01/2049	60	65
4.450%, 06/01/2045	1,600	1,684
Baltimore Gas and Electric
2.250%, 06/15/2031	1,145	1,088
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,035	2,575
Boston Gas
4.487%, 02/15/2042 (D)	140	147
Comision Federal de Electricidad
4.875%, 01/15/2024 (D)	300	310
4.750%, 02/23/2027 (D)	710	737
3.875%, 07/26/2033 (D)	790	701
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	2,231
4.450%, 03/15/2044	2,885	3,098
3.950%, 04/01/2050	210	216
3.350%, 04/01/2030	260	267
Consumers Energy
2.650%, 08/15/2052	847	728
2.500%, 05/01/2060	654	505
Dominion Energy
3.071%, 08/15/2024	1,800	1,832
DTE Electric
3.650%, 03/01/2052	627	650
2.950%, 03/01/2050	1,343	1,222
DTE Energy
2.950%, 03/01/2030	268	263
2.529%, 10/01/2024	1,775	1,783
1.050%, 06/01/2025	4,032	3,852
Duke Energy
3.500%, 06/15/2051	461	423
3.150%, 08/15/2027	850	868
2.550%, 06/15/2031	6,493	6,080
2.400%, 08/15/2022	1,380	1,387
0.900%, 09/15/2025	1,955	1,855

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas LLC
4.250%, 12/15/2041	$1,000	$1,074
4.000%, 09/30/2042	1,512	1,578
2.550%, 04/15/2031	780	761
Duke Energy Florida LLC
3.850%, 11/15/2042	720	728
3.200%, 01/15/2027	1,600	1,660
2.400%, 12/15/2031	1,146	1,092
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,205	1,023
Duke Energy Progress LLC
4.150%, 12/01/2044	250	264
2.800%, 05/15/2022	215	215
2.500%, 08/15/2050	1,158	956
Entergy Arkansas LLC
2.650%, 06/15/2051	2,817	2,341
Entergy Texas
3.450%, 12/01/2027	1,625	1,658
Evergy
5.292%, 06/15/2022	1,216	1,220
Evergy Metro
5.300%, 10/01/2041	250	300
Eversource Energy
3.375%, 03/01/2032	1,098	1,112
2.900%, 10/01/2024	3,730	3,782
2.900%, 03/01/2027	1,571	1,581
1.400%, 08/15/2026	1,111	1,059
Exelon
5.625%, 06/15/2035	1,720	2,036
3.950%, 06/15/2025	1,395	1,451
FirstEnergy
7.375%, 11/15/2031	4,905	6,141
4.400%, 07/15/2027	1,310	1,357
1.600%, 01/15/2026	300	282
Florida Power and Light
3.250%, 06/01/2024	455	468
2.875%, 12/04/2051	288	262
2.450%, 02/03/2032	3,599	3,495
ITC Holdings
4.050%, 07/01/2023	2,075	2,118
2.700%, 11/15/2022	1,560	1,573
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,805	1,737
KeySpan Gas East
3.586%, 01/18/2052 (D)	4,825	4,403
2.742%, 08/15/2026 (D)	1,175	1,173
Metropolitan Edison
4.300%, 01/15/2029 (D)	2,445	2,631
4.000%, 04/15/2025 (D)	1,000	1,026
3.500%, 03/15/2023 (D)	5,050	5,104
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,739

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 04/15/2029	$1,330	$1,417
2.700%, 08/01/2052	997	861
Mississippi Power
4.250%, 03/15/2042	525	544
3.950%, 03/30/2028	1,377	1,451
3.100%, 07/30/2051	1,379	1,230
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	1,155	1,146
NextEra Energy Capital Holdings
0.750%, ICE LIBOR USD 3 Month + 0.270%, 02/22/2023 (B)	5,000	4,995
0.650%, 03/01/2023	1,095	1,084
NiSource
5.800%, 02/01/2042	471	563
Northern States Power
3.200%, 04/01/2052	776	755
NSTAR Electric
3.100%, 06/01/2051	709	661
Oncor Electric Delivery LLC
2.750%, 05/15/2030	1,950	1,930
2.700%, 11/15/2051 (D)	734	624
Pacific Gas and Electric
5.250%, 03/01/2052	750	789
4.950%, 07/01/2050	1,552	1,537
4.750%, 02/15/2044 (E)	386	369
4.500%, 07/01/2040	394	371
4.200%, 06/01/2041	666	604
3.950%, 12/01/2047	1,732	1,509
3.500%, 08/01/2050	220	182
3.300%, 08/01/2040	90	76
2.500%, 02/01/2031	2,795	2,489
2.100%, 08/01/2027	4,054	3,766
1.750%, 06/16/2022	1,100	1,099
1.700%, 11/15/2023	2,910	2,859
PacifiCorp
2.900%, 06/15/2052	3,204	2,815
PECO Energy
4.150%, 10/01/2044	1,985	2,148
2.850%, 09/15/2051	1,387	1,240
Pennsylvania Electric
4.150%, 04/15/2025 (D)	995	1,029
3.250%, 03/15/2028 (D)	1,119	1,122
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	2,090	2,301
5.450%, 05/21/2028 (D)	1,030	1,121
4.125%, 05/15/2027 (D)	1,990	2,037
Piedmont Natural Gas
2.500%, 03/15/2031	3,153	3,001
Progress Energy
6.000%, 12/01/2039	200	247

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service Electric and Gas MTN
3.700%, 05/01/2028	$3,090	$3,264
2.700%, 05/01/2050	624	546
2.050%, 08/01/2050	319	243
1.900%, 08/15/2031	1,540	1,423
Public Service Enterprise Group
2.450%, 11/15/2031	1,436	1,361
1.600%, 08/15/2030	881	783
Public Service of Oklahoma
3.150%, 08/15/2051	776	702
2.200%, 08/15/2031	1,161	1,085
Southern California Edison
4.125%, 03/01/2048	863	870
Southern California Gas
2.550%, 02/01/2030	1,840	1,790
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,593
1.750%, 01/15/2031	1,208	1,071
Southwestern Electric Power
2.750%, 10/01/2026	1,000	1,008
1.650%, 03/15/2026	3,990	3,854
Southwestern Public Service
3.750%, 06/15/2049	2,000	2,052
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (D)	541	559
Virginia Electric and Power
4.650%, 08/15/2043	1,205	1,363
3.450%, 02/15/2024	150	154
2.950%, 11/15/2051	1,146	1,034
2.450%, 12/15/2050	445	363
Vistra Operations LLC
4.300%, 07/15/2029 (D)	2,725	2,760
WEC Energy Group
0.800%, 03/15/2024	3,430	3,341
Wisconsin Electric Power
1.700%, 06/15/2028	670	639

		185,967

Total Corporate Obligations
(Cost $2,712,402) ($ Thousands)		2,665,614

ASSET-BACKED SECURITIES — 7.5%
Automotive — 0.7%

AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	1	1
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	284	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	$1,574	$1,573
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	4,538	4,540
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	3,620	3,572
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (D)	3,473	3,366
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (D)	956	958
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (D)	3,090	3,070
Chesapeake Funding II LLC, Ser 2020-1A, Cl B
1.240%, 08/15/2032 (D)	1,830	1,817
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (D)	2,537	2,497
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	1,140	1,111
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,990	1,932
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (D)	63	63
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	905	876
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl A2
0.270%, 01/16/2024	201	201
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (D)	1,344	1,379
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,967
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (D)	1,655	1,647
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (D)	1,471	1,465

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (D)	$5,990	$5,911
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (D)	3,002	2,877
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	2,030	1,949
Hertz Vehicle Financing LLC, Ser 2022-2A, Cl A
2.330%, 06/26/2028 (D)	3,726	3,680
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,299
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (D)	524	522
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	1,018	1,011
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	1,587	1,569
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	2,991	2,947
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	402	402
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.280%, 04/15/2024	442	442
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	1,830	1,819
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (D)	24	24
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	1,273	1,220
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	294	296
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl C
2.490%, 10/15/2024 (D)	3,023	3,033
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (D)	1,312	1,308

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wheels SPV II LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (D)	$1,883	$1,870
		65,498

Credit Cards — 0.1%

Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	2,458	2,331
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.894%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (B)	5,880	5,913
		8,244

Mortgage Related Securities — 0.2%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	19	18
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
0.907%, ICE LIBOR USD 1 Month + 0.720%, 09/25/2035 (B)	5,502	5,483
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
1.184%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (B)	778	776
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
0.907%, ICE LIBOR USD 1 Month + 0.720%, 01/25/2035 (B)	2,999	2,994
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.011%, ICE LIBOR USD 1 Month + 0.820%, 09/15/2029 (B)	185	182
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.347%, ICE LIBOR USD 1 Month + 0.160%, 08/25/2036 (B)	702	303
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	13	6
RASC Trust, Ser 2005-KS9, Cl M5
1.132%, ICE LIBOR USD 1 Month + 0.630%, 10/25/2035 (B)	8,000	7,970
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
0.527%, ICE LIBOR USD 1 Month + 0.340%, 06/25/2036 (B)	167	167
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	24	23

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.187%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2034 (B)	$2,018	$2,002
		19,924

Other Asset-Backed Securities — 6.5%

522 Funding CLO, Ser 2021-6A, Cl A1R
1.409%, ICE LIBOR USD 3 Month + 1.150%, 10/23/2034 (B)(D)	3,490	3,485
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
2.204%, ICE LIBOR USD 3 Month + 1.950%, 01/20/2032 (B)(D)	2,420	2,413
ABPCI Direct Lending Fund IX LLC, Ser 2021-9A, Cl A1R
1.668%, ICE LIBOR USD 3 Month + 1.400%, 11/18/2031 (B)(D)	4,190	4,178
AccessLex Institute, Ser 2007-A, Cl A3
0.798%, ICE LIBOR USD 3 Month + 0.300%, 05/25/2036 (B)	2,143	2,086
ACRES Commercial Realty, Ser 2021-FL1, Cl AS
1.720%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2036 (B)(D)	6,000	5,915
AGL CLO VI, Ser 2021-6A, Cl AR
1.454%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034 (B)(D)	1,360	1,353
Aimco CLO XI, Ser 2021-11A, Cl AR
1.371%, ICE LIBOR USD 3 Month + 1.130%, 10/17/2034 (B)(D)	5,500	5,484
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	4,491	4,577
AMMC CLO IX, Ser 2019-19A, Cl AR
1.381%, ICE LIBOR USD 3 Month + 1.140%, 10/16/2028 (B)(D)	1,036	1,036
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
1.317%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (B)(D)	6,000	5,990
Antares CLO, Ser 2021-1A, Cl A1R
1.588%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (B)(D)	2,500	2,484
Apidos CLO XXXV, Ser 2021-35A, Cl A
1.304%, ICE LIBOR USD 3 Month + 1.050%, 04/20/2034 (B)(D)	1,320	1,307
Applebee's Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (D)	1,980	1,975
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (D)	2,607	2,544

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
1.500%, SOFR30A + 1.450%, 01/15/2037 (B)(D)	$1,848	$1,846
ARES XLVII CLO, Ser 2018-47A, Cl A1
1.161%, ICE LIBOR USD 3 Month + 0.920%, 04/15/2030 (B)(D)	1,040	1,038
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
1.382%, ICE LIBOR USD 3 Month + 1.170%, 01/20/2035 (B)(D)	1,230	1,230
Barings CLO, Ser 2017-IA, Cl AR
1.054%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (B)(D)	2,956	2,954
Blackbird Capital Aircraft, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (D)	992	952
Brazos Education Loan Authority, Ser 2012-1, Cl A1
0.887%, ICE LIBOR USD 1 Month + 0.700%, 12/26/2035 (B)	1,139	1,127
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.698%, ICE LIBOR USD 3 Month + 1.200%, 02/25/2035 (B)	4,835	4,841
Brazos Higher Education Authority, Ser 2011-1, Cl A2
1.298%, ICE LIBOR USD 3 Month + 0.800%, 02/25/2030 (B)	328	328
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.258%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (B)	3,520	3,519
BSPRT Issuer, Ser 2019-FL5, Cl A
1.341%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (B)(D)	2,878	2,866
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
1.318%, ICE LIBOR USD 3 Month + 1.050%, 07/27/2031 (B)(D)	863	861
Carlyle US CLO, Ser 2021-1A, Cl A1
1.381%, ICE LIBOR USD 3 Month + 1.140%, 04/15/2034 (B)(D)	2,400	2,393
Carlyle US CLO, Ser 2021-1A, Cl A2R
1.904%, ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (B)(D)	3,030	3,009
Catskill Park CLO, Ser 2017-1A, Cl A2
1.954%, ICE LIBOR USD 3 Month + 1.700%, 04/20/2029 (B)(D)	1,500	1,500
Cayuga Park CLO, Ser 2021-1A, Cl AR
1.361%, ICE LIBOR USD 3 Month + 1.120%, 07/17/2034 (B)(D)	2,360	2,351

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CBAM, Ser 2017-1A, Cl A1
1.504%, ICE LIBOR USD 3 Month + 1.250%, 07/20/2030 (B)(D)	$750	$749
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (D)	1,580	1,542
Cerberus Loan Funding XXVIII, Ser 2020-1A, Cl A
1.974%, ICE LIBOR USD 3 Month + 1.850%, 10/15/2031 (B)(D)	700	700
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.921%, 11/25/2034	111	114
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.921%, 11/25/2034	110	113
CIFC Funding, Ser 2021-7A, Cl A1
1.258%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (B)(D)	6,225	6,195
CIT Education Loan Trust, Ser 2007-1, Cl A
0.310%, ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (B)(D)	1,390	1,339
Citicorp Residential Mortgage Trust, Ser 2006-2, Cl A5
5.104%, 09/25/2036	1,103	1,110
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.056%, 03/25/2037	475	483
CLI Funding VIII LLC, Ser 2022-1A, Cl A1
2.720%, 01/18/2047 (D)	1,810	1,785
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
1.837%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (B)(D)	704	711
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	502	508
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	1,030	1,042
College Avenue Student Loans LLC, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (D)	1,571	1,496
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	848	813
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	534	520
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.822%, 06/25/2040 (B)(D)	165	14
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
0.727%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (B)	2,164	2,107

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
1.087%, ICE LIBOR USD 1 Month + 0.900%, 10/25/2047 (B)	$239	$237
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.432%, 10/25/2046 (B)	0	–
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.847%, ICE LIBOR USD 1 Month + 0.660%, 07/25/2036 (B)(D)	39	38
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.311%, ICE LIBOR USD 1 Month + 0.120%, 04/15/2037 (B)	1,510	1,432
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	26	25
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.012%, 12/25/2036	346	346
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (B)(D)	4,691	4,723
Dryden 64 CLO, Ser 2018-64A, Cl A
1.211%, ICE LIBOR USD 3 Month + 0.970%, 04/18/2031 (B)(D)	4,585	4,562
Dryden LXXV CLO, Ser 2021-75A, Cl AR2
1.281%, ICE LIBOR USD 3 Month + 1.040%, 04/15/2034 (B)(D)	1,260	1,255
Dryden LXXVII CLO, Ser 2021-77A, Cl BR
2.130%, ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (B)(D)	2,910	2,892
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
1.141%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (B)(D)	3,951	3,930
Eaton Vance CLO, Ser 2021-2A, Cl AR
1.391%, ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (B)(D)	1,830	1,822
Educational Funding of the South, Ser 2011-1, Cl A2
0.908%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (B)	1,329	1,327
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.187%, ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (B)(D)	2,472	2,472
Elmwood CLO II, Ser 2021-2A, Cl AR
1.404%, ICE LIBOR USD 3 Month + 1.150%, 04/20/2034 (B)(D)	3,100	3,093
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (D)	1,887	1,808
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	8,636	8,232

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (D)	$2,498	$2,373
FirstKey Homes Trust, Ser 2021-SFR2, Cl A
1.376%, 09/17/2038 (D)	2,470	2,323
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (D)	4,540	4,418
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	179	185
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.211%, ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (B)(D)	3,350	3,340
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	666	665
GoldentTree Loan Management US CLO I, Ser 2021-11A, Cl B
1.854%, ICE LIBOR USD 3 Month + 1.600%, 10/20/2034 (B)(D)	6,000	5,958
Golub Capital Partners CLO, Ser 2019-45A, Cl A
1.974%, ICE LIBOR USD 3 Month + 1.720%, 10/20/2031 (B)(D)	1,500	1,501
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
2.114%, ICE LIBOR USD 3 Month + 1.900%, 12/20/2029 (B)(D)	4,070	4,065
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
1.604%, ICE LIBOR USD 3 Month + 1.350%, 01/20/2033 (B)(D)	590	590
Halsey Point CLO III, Ser 2020-3A, Cl A1A
1.749%, ICE LIBOR USD 3 Month + 1.450%, 11/30/2032 (B)(D)	700	698
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	3,741	3,546
HGI CRE CLO, Ser 2021-FL1, Cl A
1.176%, ICE LIBOR USD 1 Month + 1.050%, 06/16/2036 (B)(D)	3,020	2,998
Higher Education Funding I, Ser 2014-1, Cl A
1.548%, ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (B)(D)	1,693	1,694
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	2,220	2,203
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	1,467	1,468
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	3,350	3,317
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (D)	3,051	2,938
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (D)	1,625	1,566

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HPS Loan Management, Ser 2021-16A, Cl A1
1.395%, ICE LIBOR USD 3 Month + 1.140%, 01/23/2035 (B)(D)	$7,730	$7,702
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.547%, ICE LIBOR USD 1 Month + 0.360%, 02/25/2036 (B)	20	20
Invitation Homes Trust, Ser 2018-SFR2, Cl A
1.091%, ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (B)(D)	5,527	5,518
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	1,311	1,404
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	1,761	1,845
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.839%, 08/25/2038 (B)(D)	587	11
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.549%, 04/25/2040 (B)(D)	133	10
KKR CLO XXXII, Ser 2020-32A, Cl A1
1.561%, ICE LIBOR USD 3 Month + 1.320%, 01/15/2032 (B)(D)	900	900
KREF 2022-FL3, Ser 2022-FL3, Cl A
1.500%, TSFR1M + 1.450%, 02/15/2039 (B)(D)	4,100	4,087
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.321%, ICE LIBOR USD 3 Month + 1.080%, 07/16/2031 (B)(D)	925	924
LCM XVIII, Ser 2019-19A, Cl AR
1.481%, ICE LIBOR USD 3 Month + 1.240%, 07/15/2027 (B)(D)	156	156
LCM XXI, Ser 2018-21A, Cl AR
1.134%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (B)(D)	741	741
LCM XXIV, Ser 2021-24A, Cl AR
1.234%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (B)(D)	5,900	5,893
LoanCore Issuer, Ser 2019-CRE2, Cl A
1.321%, ICE LIBOR USD 1 Month + 1.130%, 05/15/2036 (B)(D)	4,332	4,332
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
1.244%, ICE LIBOR USD 3 Month + 0.990%, 04/20/2032 (B)(D)	4,010	3,994
Magnetite XIV-R, Ser 2018-14RA, Cl A2
1.359%, ICE LIBOR USD 3 Month + 1.120%, 10/18/2031 (B)(D)	2,910	2,898
Magnetite XXVIII, Ser 2021-28A, Cl AR
1.360%, ICE LIBOR USD 3 Month + 1.130%, 01/20/2035 (B)(D)	3,300	3,277

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MF1, Ser 2020-FL4, Cl A
1.885%, TSFR1M + 1.814%, 11/15/2035 (B)(D)	$1,830	$1,836
MF1, Ser 2021-FL6, Cl A
1.226%, ICE LIBOR USD 1 Month + 1.100%, 07/16/2036 (B)(D)	570	564
MF1, Ser 2021-FL7, Cl A
1.206%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (B)(D)	3,875	3,836
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	2,523	2,623
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,116	1,136
MKS CLO, Ser 2018-2A, Cl A
1.444%, ICE LIBOR USD 3 Month + 1.190%, 01/20/2031 (B)(D)	1,500	1,501
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (D)	1,485	1,438
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	747	720
Myers Park CLO, Ser 2018-1A, Cl B1
1.854%, ICE LIBOR USD 3 Month + 1.600%, 10/20/2030 (B)(D)	890	886
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
1.791%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (B)(D)	1,086	1,095
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.341%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (B)(D)	479	489
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	859	877
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (D)	4,792	4,630
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	143	143
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	280	282
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	2,475	2,574
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	1,660	1,680
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	2,594	2,614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	$2,669	$2,718
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	3,426	3,431
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (D)	870	871
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (D)	1,012	1,006
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	1,203	1,192
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	1,773	1,753
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	3,367	3,324
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	2,131	2,088
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	870	845
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	2,227	2,154
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	3,626	3,512
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	6,275	6,046
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	5,905	5,634
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	1,813	1,766
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	8,312	8,240
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.697%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (B)	3,051	2,967
Navient Student Loan Trust, Ser 2014-3, Cl A
0.807%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (B)	3,610	3,586

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-4, Cl A
0.807%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (B)	$2,442	$2,423
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.537%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (B)(D)	1,662	1,693
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.237%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (B)(D)	6,630	6,616
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	3,051	3,120
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	1,262	1,185
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	2,961	2,885
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.438%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (B)	844	827
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.418%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (B)	1,581	1,575
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.368%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (B)	5,311	5,290
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.314%, ICE LIBOR USD 3 Month + 0.100%, 03/23/2037 (B)	4,807	4,703
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.334%, ICE LIBOR USD 3 Month + 0.120%, 12/24/2035 (B)	4,212	4,193
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.394%, ICE LIBOR USD 3 Month + 0.180%, 03/22/2032 (B)	655	632
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.137%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (B)(D)	3,735	3,762
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	3,193	3,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO XL, Ser 2021-40A, Cl A
1.301%, ICE LIBOR USD 3 Month + 1.060%, 04/16/2033 (B)(D)	$4,175	$4,168
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.377%, ICE LIBOR USD 1 Month + 0.190%, 04/25/2037 (B)	7,750	7,548
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (D)	2,570	2,489
Octagon Investment Partners L, Ser 2021-4A, Cl AR
1.391%, ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (B)(D)	3,235	3,221
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
1.191%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (B)(D)	6,000	5,954
Octagon Investment Partners XLV, Ser 2019-1A, Cl A
1.571%, ICE LIBOR USD 3 Month + 1.330%, 10/15/2032 (B)(D)	1,500	1,497
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
1.395%, ICE LIBOR USD 3 Month + 1.000%, 02/14/2031 (B)(D)	1,300	1,298
OHA Credit Funding VII, Ser 2022-7A, Cl AR
0.000%, 02/24/2037 (B)(D)(H)	1,730	1,725
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (D)	175	176
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (D)	1,061	1,062
Owl Rock CLO III, Ser 2020-3A, Cl A1L
2.054%, ICE LIBOR USD 3 Month + 1.800%, 04/20/2032 (B)(D)	1,620	1,618
Palmer Square CLO, Ser 2021-1A, Cl A1R
1.545%, ICE LIBOR USD 3 Month + 1.150%, 11/14/2034 (B)(D)	2,430	2,417
Palmer Square CLO, Ser 2022-1A, Cl A
0.000%, 04/20/2035 (B)(D)(H)	5,800	5,784
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (D)	2,055	2,021
Point Au Roche Park CLO, Ser 2021-1A, Cl A
1.334%, ICE LIBOR USD 3 Month + 1.080%, 07/20/2034 (B)(D)	3,130	3,118
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (D)	252	248

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	$2,661	$2,633
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (D)	2,235	2,218
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (D)	1,765	1,711
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (D)	6,184	5,932
Progress Residential Trust, Ser 2021-SFR8, Cl A
1.510%, 10/17/2038 (D)	5,570	5,278
RAMP Trust, Ser 2007-RZ1, Cl A3
0.687%, ICE LIBOR USD 1 Month + 0.500%, 02/25/2037 (B)	6,108	6,073
RASC Trust, Ser 2006-KS2, Cl M2
0.772%, ICE LIBOR USD 1 Month + 0.585%, 03/25/2036 (B)	2,297	2,281
Recette CLO, Ser 2021-1A, Cl ARR
1.334%, ICE LIBOR USD 3 Month + 1.080%, 04/20/2034 (B)(D)	760	756
REESE PARK CLO, Ser 2021-1A, Cl AR
1.371%, ICE LIBOR USD 3 Month + 1.130%, 10/15/2034 (B)(D)	3,690	3,673
Rockford Tower CLO, Ser 2021-2A, Cl AR
1.580%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (B)(D)	5,000	4,982
RR III, Ser 2018-3A, Cl A1R2
1.331%, ICE LIBOR USD 3 Month + 1.090%, 01/15/2030 (B)(D)	1,100	1,098
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,833	1,891
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	938	960
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.641%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)(D)	1,577	1,576
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (D)	1,352	1,369
Silver Rock CLO I, Ser 2020-1A, Cl A
1.904%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2031 (B)(D)	2,350	2,355
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
4.941%, ICE LIBOR USD 1 Month + 4.750%, 10/15/2041 (B)(D)	1,906	2,114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-1, Cl A5C
0.953%, ICE LIBOR USD 3 Month + 0.750%, 12/15/2032 (B)(D)	$933	$923
SLM Student Loan Trust, Ser 2003-4, Cl A5D
0.953%, ICE LIBOR USD 3 Month + 0.750%, 03/15/2033 (B)(D)	817	808
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.403%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (B)(D)	3,001	2,978
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.418%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (B)	3,986	3,763
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.318%, ICE LIBOR USD 3 Month + 0.060%, 07/25/2022 (B)	4,673	4,655
SLM Student Loan Trust, Ser 2008-2, Cl B
1.458%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (B)	1,155	1,011
SLM Student Loan Trust, Ser 2008-3, Cl B
1.458%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (B)	1,155	1,073
SLM Student Loan Trust, Ser 2008-4, Cl B
2.108%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (B)	1,155	1,126
SLM Student Loan Trust, Ser 2008-5, Cl B
2.108%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (B)	1,155	1,142
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.358%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (B)	4,195	4,174
SLM Student Loan Trust, Ser 2008-6, Cl B
2.108%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (B)	1,155	1,142
SLM Student Loan Trust, Ser 2008-7, Cl B
2.108%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (B)	1,155	1,148
SLM Student Loan Trust, Ser 2008-8, Cl B
2.508%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2075 (B)	1,155	1,165
SLM Student Loan Trust, Ser 2008-9, Cl A
1.758%, ICE LIBOR USD 3 Month + 1.500%, 04/25/2023 (B)	2,822	2,827
SLM Student Loan Trust, Ser 2008-9, Cl B
2.508%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2083 (B)	1,155	1,155
SLM Student Loan Trust, Ser 2010-1, Cl A
0.587%, ICE LIBOR USD 1 Month + 0.400%, 03/25/2025 (B)	113	112
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.387%, ICE LIBOR USD 1 Month + 1.200%, 10/25/2034 (B)	473	474

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
0.808%, ICE LIBOR USD 3 Month + 0.550%, 10/25/2064 (B)(D)	$6,609	$6,436
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	635	636
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.641%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (B)(D)	824	829
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.291%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (B)(D)	743	746
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (D)	860	878
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (D)	4,044	4,145
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (D)	2,665	2,604
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	2,683	2,612
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	7,764	7,617
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	6,220	5,837
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	5,431	5,297
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
0.991%, ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (B)(D)	3,005	2,997
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	3,301	3,111
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,010	973
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	7,028	6,812
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	3,525	3,471

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
1.137%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2039 (B)(D)	$45	$46
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
1.037%, ICE LIBOR USD 1 Month + 0.850%, 07/25/2039 (B)(D)	42	42
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
0.887%, ICE LIBOR USD 1 Month + 0.700%, 03/26/2040 (B)(D)	80	80
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	65	65
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
0.687%, ICE LIBOR USD 1 Month + 0.500%, 11/26/2040 (B)(D)	8	8
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (D)	288	289
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (D)	401	402
SoFi Professional Loan Program LLC, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (D)	1,942	1,875
SoFi Professional Loan Program LLC, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	2,122	2,045
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (D)	1,273	1,284
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	1,521	1,508
South Carolina Student Loan, Ser 2015-A, Cl A
1.687%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (B)	1,376	1,378
Southwick Park CLO LLC, Ser 2021-4A, Cl A1R
1.314%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (B)(D)	5,170	5,165
Stack Infrastructure Issuer LLC, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (D)	985	1,005
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	2,480	2,378

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
1.387%, ICE LIBOR USD 1 Month + 1.200%, 08/25/2034 (B)	$1,040	$1,035
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.737%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (B)	2,632	2,560
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
0.527%, ICE LIBOR USD 1 Month + 0.340%, 12/25/2036 (B)	2,698	2,665
STWD, Ser 2019-FL1, Cl A
1.294%, TSFR1M + 1.194%, 07/15/2038 (B)(D)	715	712
STWD, Ser 2022-FL3, Cl A
1.400%, SOFR30A + 1.350%, 11/15/2038 (B)(D)	3,080	3,069
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.334%, ICE LIBOR USD 3 Month + 1.080%, 04/20/2033 (B)(D)	2,405	2,399
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.424%, 06/25/2057 (B)(D)	1,860	1,868
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (B)(D)	751	759
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(D)	1,695	1,708
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.187%, ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (B)(D)	1,677	1,682
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(D)	1,768	1,777
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (B)(D)	2,112	2,128
Trestles CLO IV, Ser 2021-4A, Cl B1
1.955%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (B)(D)	6,300	6,257
Triton Container Finance VIII LLC, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (D)	1,085	1,051
TRP - TRIP Rail Master Funding LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	2,180	2,111
TRTX Issuer, Ser 2022-FL5, Cl A
1.700%, SOFR30A + 1.650%, 02/15/2039 (B)(D)	4,050	4,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	$269	$279
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	511	529
Venture XXXII CLO, Ser 2018-32A, Cl A2A
1.311%, ICE LIBOR USD 3 Month + 1.070%, 07/18/2031 (B)(D)	900	898
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,524	1,510
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	524	526
Voya CLO, Ser 2018-3A, Cl A1A
1.391%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031 (B)(D)	2,810	2,807
Voya CLO, Ser 2018-3A, Cl A1R
1.431%, ICE LIBOR USD 3 Month + 1.190%, 10/18/2031 (B)(D)	750	748
Voya CLO, Ser 2021-3A, Cl A1R
1.294%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2034 (B)(D)	1,110	1,106
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.477%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (B)	10,500	10,328
Wendy's Funding LLC, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (D)	4,020	3,829
Whitebox CLO II, Ser 2021-2A, Cl A1R
1.479%, ICE LIBOR USD 3 Month + 1.220%, 10/24/2034 (B)(D)	1,810	1,808
Whitebox CLO III, Ser 2021-3A, Cl A1
1.341%, ICE LIBOR USD 3 Month + 1.220%, 10/15/2034 (B)(D)	2,140	2,137
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
1.751%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (B)(D)	1,910	1,909
Zais CLO XIII, Ser 2019-13A, Cl A1A
1.731%, ICE LIBOR USD 3 Month + 1.490%, 07/15/2032 (B)(D)	1,302	1,306
		605,790

Total Asset-Backed Securities
(Cost $705,532) ($ Thousands)		699,456

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 1.3%

Abu Dhabi Government International Bond
3.875%, 04/16/2050(D)		$1,010	$1,082
2.500%, 10/11/2022(D)		4,220	4,256
1.700%, 03/02/2031(D)		440	410
Chile Government International Bond
3.500%, 01/31/2034		5,811	5,761
3.100%, 05/07/2041		2,600	2,279
China Government Bond
3.310%, 11/30/2025	CNY	5,000	816
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	2,317
5.200%, 05/15/2049		5,468	4,619
5.000%, 06/15/2045		3,310	2,758
3.250%, 04/22/2032		250	209
3.125%, 04/15/2031		1,010	856
Export-Import Bank of India
3.375%, 08/05/2026(D)		1,410	1,424
Hong Kong Airport Authority
3.250%, 01/12/2052(D)		2,580	2,422
Indonesia Government International Bond
5.875%, 01/15/2024(D)		1,264	1,351
5.250%, 01/08/2047(D)		1,210	1,382
5.125%, 01/15/2045(D)		2,240	2,499
4.750%, 07/18/2047(D)		400	432
3.850%, 07/18/2027(D)		1,610	1,689
3.750%, 04/25/2022		500	502
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,332
0.000%, 11/01/2024(C)		1,000	945
0.000%, 02/15/2025(C)		1,000	937
0.000%, 08/15/2025(C)		1,000	926
Israel Government International Bond
3.375%, 01/15/2050		430	420
2.750%, 07/03/2030		720	731
Kazakhstan Government International Bond
4.875%, 10/14/2044(D)		2,480	2,496
Kuwait International Government Bond
3.500%, 03/20/2027(D)		1,810	1,914
Mexico Government International Bond
6.050%, 01/11/2040		4,408	5,042
4.750%, 03/08/2044		4,300	4,251
4.500%, 04/22/2029		3,623	3,849
4.400%, 02/12/2052		200	184
4.280%, 08/14/2041		3,528	3,312
4.000%, 10/02/2023		100	104
3.500%, 02/12/2034		2,149	2,021
2.659%, 05/24/2031		5,705	5,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Panama Government International Bond
6.700%, 01/26/2036	$1,830	$2,246
4.500%, 05/15/2047	2,430	2,393
4.500%, 04/01/2056	830	802
4.500%, 01/19/2063	304	289
4.300%, 04/29/2053	950	895
3.160%, 01/23/2030	310	304
2.252%, 09/29/2032	870	768
Paraguay Government International Bond
5.400%, 03/30/2050(D)	1,321	1,301
4.950%, 04/28/2031(D)	441	457
3.849%, 06/28/2033(D)	618	590
Peruvian Government International Bond
6.550%, 03/14/2037	1,070	1,357
5.625%, 11/18/2050	380	474
3.600%, 01/15/2072	3,766	3,142
3.550%, 03/10/2051	950	860
3.300%, 03/11/2041	1,680	1,495
3.000%, 01/15/2034	496	458
2.783%, 01/23/2031	2,491	2,354
2.392%, 01/23/2026	1,611	1,578
Poland Government International Bond
4.000%, 01/22/2024	7,800	8,053
Qatar Government International Bond
4.817%, 03/14/2049(D)	3,170	3,848
4.000%, 03/14/2029(D)	1,380	1,502
3.875%, 04/23/2023	2,870	2,946
Republic of Italy Government International Bond
3.875%, 05/06/2051	619	600
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	3,400	1,190
Saudi Government International Bond MTN
2.875%, 03/04/2023(D)	530	537
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	3,137
4.375%, 01/23/2031(E)	3,280	3,606

Total Sovereign Debt
(Cost $122,959) ($ Thousands)		117,950

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
1.610%, 09/04/2024	6,180	6,169
1.610%, 09/04/2024	6,180	6,169
1.200%, 12/23/2024	24,815	24,528
1.040%, 06/14/2024	24,830	24,597
FHLMC
0.000%, 07/15/2031(C)	600	486
FHLMC MTN
0.000%, 12/14/2029(C)	2,887	2,458

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
2.625%, 09/06/2024	$510	$523
0.500%, 06/17/2025	7,405	7,108
0.000%, 11/15/2030(C)	8,487	7,050
Resolution Funding Interest STRIP
0.000%, 01/15/2030(C)	1,930	1,640
Resolution Funding Principal STRIP
0.000%, 04/15/2030(C)	2,570	2,166
Tennessee Valley Authority
0.750%, 05/15/2025	1,895	1,837
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(C)	1,000	927

Total U.S. Government Agency Obligations
(Cost $86,875) ($ Thousands)		85,658

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
Callable 11/01/2031 @ 100
2.374%, 11/01/2035	1,260	1,165
University of California Regents, Ser N, RB
Callable 11/15/2059 @ 100
3.256%, 05/15/2060	4,750	4,845

		6,010

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	160	225
6.637%, 04/01/2057	2,328	3,340

		3,565

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,761

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	1,919
New York City, GO
Callable 08/01/2029 @ 100
3.000%, 08/01/2034	870	887
New York City, Ser D, GO
1.823%, 08/01/2030	2,205	2,107

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
Callable 11/01/2030 @ 100
2.400%, 11/01/2032	$1,085	$1,057
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,670	2,093
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,795	2,835
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	480	587

		11,485

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	940

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	944	976

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,803
University of Texas, Ser B, RB
Callable 02/15/2049 @ 100
2.439%, 08/15/2049	585	528

		2,331

Virginia — 0.0%
University of Virginia, RB
Callable 03/01/2050 @ 100
2.256%, 09/01/2050	1,595	1,332
Virginia State, Housing Development Authority, Ser 2006-C, RB
6.000%, 06/25/2034	78	81

		1,413

Total Municipal Bonds
(Cost $26,933) ($ Thousands)		28,481

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.050% **†(I)	12,359,057	$12,347

Total Affiliated Partnership
(Cost $12,362) ($ Thousands)		12,347

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	562,962,733	562,963

Total Cash Equivalent
(Cost $562,963) ($ Thousands)		562,963

Total Investments in Securities — 112.2%
(Cost $10,568,787) ($ Thousands)		$10,416,551

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (J)
(Cost $3,399) ($ Thousands)	6,757	$3,868

PURCHASED SWAPTION* — 0.0%
Total Purchased Swaption (K)
(Cost $279) ($ Thousands)	9,470,000	$193

WRITTEN OPTIONS* — (0.1)%
Total Written Options (J)
(Premiums Received $7,804) ($ Thousands)	(16,415)	$(8,845)

A list of exchange traded option contracts held by the Fund at February 28, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2022, Eurodollar Mid-Curve Option*	560	$162	$97.88	3/19/2022	$74
March 2022, IMM Eurodollar Future Option*	241	13	99.50	3/19/2022	101
March 2022, IMM Eurodollar Future Option*	197	13	99.63	3/19/2022	140

		188			315

Call Options
June 2022, Eurodollar Mid-Curve Option*	872	318	98.00	6/18/2022	261
September 2022, Eurodollar Mid-Curve Option*	1,480	929	98.75	9/17/2022	250
December 2022, IMM Eurodollar Future Option*	995	959	98.00	12/17/2022	1,331
December 2022, IMM Eurodollar Future Option*	792	445	98.38	12/17/2022	624
June 2023, IMM Eurodollar Future Option*	872	338	98.50	6/17/2023	496
March 2022, IMM Eurodollar Future Option*	238	4	99.88	3/19/2022	1
April 2022, U.S. 10 Year Future Option*	510	218	127.00	3/19/2022	590

		3,211			3,553

Total Purchased Options		$3,399			$3,868
WRITTEN OPTIONS — (0.1)%
Put Options
March 2022, Eurodollar Mid-Curve Option*	(560)	$(58)	97.63	03/19/22	$(14)
September 2022, Eurodollar Mid-Curve Option*	(705)	(606)	98.25	09/17/22	(828)
September 2022, Eurodollar Mid-Curve Option*	(2,220)	(1,520)	97.63	09/17/22	(1,443)
March 2022, IMM Eurodollar Future Option*	(350)	(55)	99.38	03/19/22	(65)
June 2023, IMM Eurodollar Future Option*	(165)	(33)	97.00	06/17/23	(87)
March 2022, IMM Eurodollar Future Option*	(238)	(47)	99.75	03/19/22	(241)
December 2022, IMM Eurodollar Future Option*	(995)	(458)	97.25	12/17/22	(286)
December 2022, IMM Eurodollar Future Option*	(792)	(622)	98.13	12/17/22	(604)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Description	Number of Contracts	Notional Amount (Thousands)††	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
April 2022, U.S. 5 Year Future Option*	(417)	$(227)	$117.25	03/19/22	$(85)

		(3,626)			(3,653)

Call Options
June 2022, Eurodollar Mid-Curve Option*	(872)	(52)	98.63	06/18/22	(44)
September 2022, Eurodollar Mid-Curve Option*	(1,480)	(489)	99.00	09/17/22	(148)
September 2022, Eurodollar Mid-Curve Option*	(705)	(571)	98.25	09/17/22	(370)
March 2022, IMM Eurodollar Future Option*	(238)	(41)	99.75	03/19/22	(1)
December 2022, IMM Eurodollar Future Option*	(792)	(691)	98.13	12/17/22	(901)
December 2022, IMM Eurodollar Future Option*	(995)	(645)	98.25	12/17/22	(945)
June 2023, IMM Eurodollar Future Option*	(872)	(684)	98.00	06/17/23	(948)
April 2022, U.S. 10 Year Future Option*	(267)	(154)	128.50	03/19/22	(138)
May 2022, U.S. 10 Year Future Option*	(1,020)	(207)	129.00	04/16/22	(637)
April 2022, U.S. 5 Year Future Option*	(1,214)	(125)	120.25	03/19/22	(114)
April 2022, U.S. 5 Year Future Option*	(665)	(194)	118.75	03/19/22	(255)
April 2022, U.S. 5 Year Future Option*	(423)	(151)	118.00	03/19/22	(311)
April 2022, U.S. 5 Year Future Option*	(430)	(174)	117.75	03/19/22	(380)

		(4,178)			(5,192)

Total Written Options		$(7,804)			$(8,845)

†† Represents Cost.

A list of the open OTC swaption contracts held by the Fund at February 28, 2022, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
3Y30Y Put*	Bank of America Merrill Lynch	9,470,000	$2.75	01/20/2024	$193

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	411	Jun-2023	$101,971	$100,602	$(1,369)
90-Day Euro$	3,259	Dec-2022	804,820	800,695	(4,125)
90-Day Euro$	473	Dec-2023	116,969	115,714	(1,255)
U.S. 5-Year Treasury Note	2,116	Jul-2022	248,902	250,283	1,381
U.S. 10-Year Treasury Note	345	Jun-2022	43,678	43,966	288
U.S. Long Treasury Bond	1,395	Jun-2022	215,858	218,579	2,721
U.S. Ultra Long Treasury Bond	486	Jun-2022	89,236	90,366	1,130
Ultra 10-Year U.S. Treasury Note	2	Jun-2022	279	283	4
			1,621,713	1,620,488	(1,225)
Short Contracts
90-Day Euro$	(398)	Mar-2022	$(99,242)	$(98,848)	$394
Euro-Bund	(296)	Mar-2022	(57,979)	(55,536)	2,212
U.S. 2-Year Treasury Note	(76)	Jul-2022	(16,314)	(16,357)	(43)
U.S. 10-Year Treasury Note	(88)	Jun-2022	(11,132)	(11,215)	(83)
U.S. Long Treasury Bond	(210)	Jun-2022	(32,461)	(32,904)	(443)
Ultra 10-Year U.S. Treasury Note	(735)	Jun-2022	(102,797)	(103,876)	(1,079)
			(319,925)	(318,736)	958
			$1,301,788	$1,301,752	$(267)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/19/22	EUR	2,790	USD	3,158	$18
Citigroup	04/19/22	USD	3,691	AUD	5,148	47
Citigroup	04/19/22	USD	4,236	EUR	3,700	(73)
Citigroup	04/19/22	USD	4,356	BRL	25,450	517
Goldman Sachs	04/19/22	GBP	1,568	USD	2,127	22
Goldman Sachs	04/19/22	CNH	9,709	USD	1,515	(19)
Morgan Stanley	04/19/22	USD	2,704	BRL	15,706	304
Morgan Stanley	04/19/22	USD	15,401	CAD	19,600	56
						$872

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2022, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDS-CDX.NA.IG.3712	Sell	1.00%	Quarterly	12/20/2026	$(294,827)	$4,399	$6,486	$(2,087)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-LIBOR-BBA	FIXED 0.19%	Quarterly	06/15/2022	USD	64,527	$(75)	$–	$(75)
3 MONTH USD - LIBOR	1.785%	Semi-Annually	07/24/2053	USD	3,535	180	–	180
3 MONTH USD - LIBOR	1.7725%	Semi-Annually	07/24/2053	USD	4,780	257	–	257
1.8075%	3 MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	2,390	110	–	110
1.67125%	CMENA IR 7/9/2051 LIBOR	Quarterly	07/09/2051	USD	7,784	573	(34)	607
2.05%	USD LIBOR BBA	Quarterly	06/07/2051	USD	2,650	(34)	–	(34)
2.00%	USD LIBOR BBA	Quarterly	06/03/2051	USD	881	(1)	9	(10)
1.20%	USD LIBOR BBA	Quarterly	10/07/2050	USD	5,857	1,050	44	1,006
1.63%	USD-SOFR-OIS-COMPOUND	Annually	05/15/2047	USD	15,520	385	677	(292)
1.63%	CMENA IR 2/15/47 LIBOR	Quarterly	02/15/2047	USD	3,454	276	(15)	291
1.52%	USD SOFR COMPOUND	Annually	02/15/2047	USD	20,626	951	(25)	976
1.72875%	12 Month - USD LIBOR BBA	Annually	02/15/2047	USD	9,870	35	122	(87)
USD-SOFRRATE	0.74%	Annually	08/19/2045	USD	4,960	976	–	976
FIXED 0.56%	USD-SOFTRATE	Annually	07/20/2045	USD	7,490	1,731	90	1,641
USD CPI INDEX	2.77%	Annually	10/20/2031	USD	18,650	(689)	15	(704)
1.7334%	SOFR-COMPOUNDING	Annually	10/20/2031	USD	18,650	45	71	(26)
1.20%	SOFR-COMPOUNDING	Annually	11/01/2028	USD	12,403	319	(1)	320
1.22%	SOFR-COMPOUNDING	Annually	08/15/2028	USD	15,938	373	(1)	374
USD-SOFR-OTS COMPOUND	1.13%	Annually	08/15/2028	USD	39,576	1,146	266	880
1.35%	USD LIBOR BBA	Quarterly	02/15/2028	USD	70,404	2,034	(117)	2,151
0.71%	12 Month SOFR COMPUND	Annually	05/15/2027	USD	26,488	1,145	62	1,083
1.52%	SOFR COMPOUNDING	Annually	11/20/2026	USD	24,090	142	(55)	197
GBLO, USNY	3.37%	Annually	11/18/2026	USD	21,190	(387)	316	(703)
2.95%	USD CPI INDEX	Annually	10/20/2026	USD	18,650	788	(9)	797
3 MONTH USD-LIBOR	1.6875%	Semi-Annually	12/07/2025	USD	67,950	(434)	–	(434)
1.39%	FLOAT	Semi-Annually	09/28/2025	USD	65,735	(825)	–	(825)
3 MONTH USD - LIBOR	1.0355%	Semi-Annually	07/24/2025	USD	42,325	(837)	–	(837)
3 MONTH USD - LIBOR	1.0255%	Semi-Annually	07/24/2025	USD	57,220	(1,140)	–	(1,140)
3 MONTH USD - LIBOR	1.0725%	Semi-Annually	07/24/2025	USD	28,610	(544)	–	(544)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.97%	USNY, GBLO	Annually	11/18/2023	USD	21,190	$567	$(103)	$670
1.87%	FIXED 1.87%	Quarterly	09/28/2053	USD	5,610	173	–	173
1.7425%	3 MONTH USD - LIBOR	Quarterly	12/07/2053	USD	5,680	334	–	334
						$8,624	$1,312	$7,312

Percentages are based on Net Assets of $9,281,259 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $1,518,339 ($ Thousands), representing 16.4% of the Net Assets of the Fund.

(E)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $12,109 ($ Thousands).
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	No interest rate available.
(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $12,347 ($ Thousands).
(J)	Refer to table below for details on Options Contracts.
(K)	Refer to table below for details on Swaption Contracts.

ACES — Alternative Credit Enhancement Securities
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BBA — British Bankers' Association
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Renminbi
DAC — Designated Activity Company
DN— Discount Note
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
UMBS — Uniform Mortgage Backed Securities
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	503,082	2,806,940	–	3,310,022
Mortgage-Backed Securities	–	2,934,060	–	2,934,060
Corporate Obligations	–	2,665,614	–	2,665,614
Asset-Backed Securities	–	699,456	–	699,456
Sovereign Debt	–	117,950	–	117,950
U.S. Government Agency Obligations	–	85,658	–	85,658
Municipal Bonds	–	28,481	–	28,481
Affiliated Partnership	–	12,347	–	12,347
Cash Equivalent	562,963	–	–	562,963
Total Investments in Securities	1,066,045	9,350,506	–	10,416,551

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	3,868	–	–	3,868
Purchased Swaptions	–	193	–	193
Written Options	(8,845)	–	–	(8,845)
Futures Contracts*
Unrealized Appreciation	8,130	–	–	8,130
Unrealized Depreciation	(8,397)	–	–	(8,397)
Forwards Contracts*
Unrealized Appreciation	–	964	–	964
Unrealized Depreciation	–	(92)	–	(92)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(2,087)	–	(2,087)
Interest Rate Swaps*
Unrealized Appreciation	–	13,023	–	13,023
Unrealized Depreciation	–	(5,711)	–	(5,711)
Total Other Financial Instruments	(5,244)	6,290	–	1,046

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Core Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$10,772	$157,963	$(156,371)	$—	$(17)	$12,347	12,359,057	$63	$—
SEI Daily Income Trust, Government Fund, Cl F	1,419,466	8,380,390	(9,236,893)	—	—	562,963	562,962,733	46	—
Totals	$1,430,238	$8,538,353	$(9,393,264)	$—	$(17)	$575,310		$109	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.8%
Communication Services — 13.2%
Altice Financing
5.750%, 08/15/2029 (A)	$3,414	$3,111
5.000%, 01/15/2028 (A)	6,791	6,119
Altice France
8.125%, 02/01/2027 (A)	1,461	1,538
5.500%, 10/15/2029 (A)	2,420	2,217
5.125%, 07/15/2029 (A)	1,818	1,645
Altice France Holding
10.500%, 05/15/2027 (A)	2,245	2,351
6.000%, 02/15/2028 (A)	2,612	2,314
AMC Entertainment Holdings
10.000%cash/0% PIK, 06/15/2026 (A)	187	173
6.125%, 05/15/2027	680	456
5.750%, 06/15/2025	115	88
ANGI Group LLC
3.875%, 08/15/2028 (A)	2,292	2,034
Arches Buyer
6.125%, 12/01/2028 (A)	2,962	2,784
4.250%, 06/01/2028 (A)	378	358
Audacy Capital
6.750%, 03/31/2029 (A)	5,776	5,472
6.500%, 05/01/2027 (A)	740	703
Belo
7.250%, 09/15/2027	442	492
CCO Holdings LLC
5.375%, 06/01/2029 (A)	800	813
5.125%, 05/01/2027 (A)	6,372	6,436
5.000%, 02/01/2028 (A)	3,640	3,662
4.750%, 03/01/2030 (A)	1,860	1,827
4.750%, 02/01/2032 (A)	190	185
4.500%, 08/15/2030 (A)	12,494	12,033
4.250%, 02/01/2031 (A)	4,245	3,977
4.250%, 01/15/2034 (A)	2,398	2,205
Cinemark USA
8.750%, 05/01/2025 (A)	191	200
5.250%, 07/15/2028 (A)	240	229
Clear Channel International BV
6.625%, 08/01/2025 (A)	887	900
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	5,740	5,998
7.500%, 06/01/2029 (A)	817	849
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	3,230	3,227
Consolidated Communications
6.500%, 10/01/2028 (A)	6,915	6,880
5.000%, 10/01/2028 (A)	539	511
CSC Holdings LLC
7.500%, 04/01/2028 (A)	2,140	2,137
6.500%, 02/01/2029 (A)	4,270	4,323
5.750%, 01/15/2030 (A)	5,617	4,967
4.625%, 12/01/2030 (A)	2,981	2,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 11/15/2031 (A)	$1,631	$1,484
4.125%, 12/01/2030 (A)	2,810	2,523
3.375%, 02/15/2031 (A)	1,954	1,665
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	4,021	4,091
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	5,251	1,260
5.375%, 08/15/2026 (A)	10,086	4,135
Directv Financing LLC
5.875%, 08/15/2027 (A)	6,464	6,462
DISH DBS
7.750%, 07/01/2026	4,030	4,081
7.375%, 07/01/2028	7,592	7,189
5.875%, 07/15/2022	82	83
5.875%, 11/15/2024	4,671	4,671
5.750%, 12/01/2028 (A)	4,193	4,010
5.250%, 12/01/2026 (A)	3,720	3,647
5.125%, 06/01/2029	3,188	2,690
5.000%, 03/15/2023	2,935	2,961
DKT Finance ApS
9.375%, 06/17/2023 (A)	2,964	2,958
Frontier Communications
6.750%, 05/01/2029 (A)	475	461
5.875%, 10/15/2027 (A)	367	372
5.000%, 05/01/2028 (A)	2,104	2,042
Frontier Communications Holdings LLC
6.000%, 01/15/2030 (A)	1,662	1,548
5.875%, 11/01/2029	1,408	1,295
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	1,809	1,800
GCI LLC
4.750%, 10/15/2028 (A)	815	800
Getty Images
9.750%, 03/01/2027 (A)	1,505	1,567
Gray Escrow II
5.375%, 11/15/2031 (A)	3,802	3,660
Gray Television
7.000%, 05/15/2027 (A)	424	446
4.750%, 10/15/2030 (A)	2,369	2,221
iHeartCommunications
8.375%, 05/01/2027	610	635
6.375%, 05/01/2026	154	159
5.250%, 08/15/2027 (A)	1,877	1,870
4.750%, 01/15/2028 (A)	1,397	1,352
Iliad Holding SASU
7.000%, 10/15/2028 (A)	310	308
6.500%, 10/15/2026 (A)	2,196	2,191
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	3,562	1,536
8.500%, 10/15/2024 (A)(B)	3,082	1,372
5.500%, 08/01/2023 (B)	210	91

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	$1,010	$3
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	3,125	3,070
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,076	3,178
Level 3 Financing
5.375%, 05/01/2025	1,260	1,265
4.625%, 09/15/2027 (A)	2,951	2,848
4.250%, 07/01/2028 (A)	453	418
3.750%, 07/15/2029 (A)	535	477
3.625%, 01/15/2029 (A)	3,751	3,285
Live Nation Entertainment
6.500%, 05/15/2027 (A)	723	774
5.625%, 03/15/2026 (A)	466	474
4.875%, 11/01/2024 (A)	2,285	2,308
4.750%, 10/15/2027 (A)	2,554	2,509
3.750%, 01/15/2028 (A)	96	92
Lumen Technologies
5.625%, 04/01/2025	316	314
5.375%, 06/15/2029 (A)	1,391	1,209
5.125%, 12/15/2026 (A)	5,082	4,728
4.500%, 01/15/2029 (A)	190	159
4.000%, 02/15/2027 (A)	1,815	1,727
McGraw-Hill Education
5.750%, 08/01/2028 (A)	4,595	4,361
Midas OpCo Holdings LLC
5.625%, 08/15/2029 (A)	435	426
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,062	1,050
Millennium Escrow
6.625%, 08/01/2026 (A)	2,465	2,385
National CineMedia LLC
5.750%, 08/15/2026	1,381	981
Netflix
5.875%, 11/15/2028	713	806
5.375%, 11/15/2029 (A)	275	307
4.875%, 04/15/2028	1,022	1,095
4.875%, 06/15/2030 (A)	946	1,032
News
5.125%, 02/15/2032 (A)	1,365	1,396
3.875%, 05/15/2029 (A)	433	415
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	4,399	4,498
4.750%, 11/01/2028 (A)	3,603	3,495
Northwest Fiber LLC
4.750%, 04/30/2027 (A)	3,620	3,365
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	899
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	4,837	4,595
4.500%, 09/15/2026 (A)	882	843

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ROBLOX
3.875%, 05/01/2030 (A)	$2,280	$2,168
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,439
Salem Media Group
6.750%, 06/01/2024 (A)	3,133	3,051
Scripps Escrow
5.875%, 07/15/2027 (A)	190	190
Scripps Escrow II
5.375%, 01/15/2031 (A)	142	135
3.875%, 01/15/2029 (A)	2,667	2,499
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	332
4.125%, 12/01/2030 (A)	7,265	6,504
Sirius XM Radio
5.500%, 07/01/2029 (A)	871	891
5.000%, 08/01/2027 (A)	3,081	3,123
4.125%, 07/01/2030 (A)	4,572	4,322
4.000%, 07/15/2028 (A)	1,267	1,218
3.875%, 09/01/2031 (A)	1,560	1,437
SoftBank Group
6.000%, USD ICE Swap 11:00 NY 5 Yr + 4.226%(C)(D)	950	923
5.125%, 09/19/2027	799	755
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,353	4,440
Sprint
7.875%, 09/15/2023	1,340	1,440
7.625%, 02/15/2025	7,075	7,836
7.625%, 03/01/2026	2,559	2,917
7.125%, 06/15/2024	1,605	1,735
Sprint Capital
8.750%, 03/15/2032	4,090	5,675
6.875%, 11/15/2028	3,204	3,805
TEGNA
4.625%, 03/15/2028	2,684	2,682
Telecom Italia Capital
6.000%, 09/30/2034	265	253
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,800	3,762
Telesat Canada
6.500%, 10/15/2027 (A)	10,808	5,404
5.625%, 12/06/2026 (A)	2,048	1,505
Terrier Media Buyer
8.875%, 12/15/2027 (A)	8,333	8,541
T-Mobile USA
4.750%, 02/01/2028	1,480	1,528
3.500%, 04/15/2031	1,725	1,698
3.375%, 04/15/2029	1,375	1,346
Trilogy International South Pacific LLC
8.875%, 05/15/2023 (A)	1,831	1,794

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
U.S. Cellular
6.700%, 12/15/2033	$2,575	$2,807
Univision Communications
6.625%, 06/01/2027 (A)	1,395	1,451
4.500%, 05/01/2029 (A)	1,799	1,722
Urban One
7.375%, 02/01/2028 (A)	10,911	10,856
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,879	1,778
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	1,981
4.500%, 08/15/2030 (A)	757	716
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,543	2,424
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	2,163	2,183
WMG Acquisition
3.875%, 07/15/2030 (A)	50	48
3.750%, 12/01/2029 (A)	830	793
3.000%, 02/15/2031 (A)	366	331
Zayo Group Holdings
6.125%, 03/01/2028 (A)	865	804
4.000%, 03/01/2027 (A)	400	380
ZipRecruiter
5.000%, 01/15/2030 (A)	2,830	2,786

		352,529

Consumer Discretionary — 11.8%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	2,817	2,764
4.000%, 10/15/2030 (A)	3,680	3,399
3.875%, 01/15/2028 (A)	222	216
3.500%, 02/15/2029 (A)	163	154
Academy
6.000%, 11/15/2027 (A)	1,775	1,848
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	690	691
Adtalem Global Education
5.500%, 03/01/2028 (A)	6,218	5,562
American Axle & Manufacturing
6.875%, 07/01/2028	492	507
6.500%, 04/01/2027	540	552
6.250%, 03/15/2026	660	669
5.000%, 10/01/2029	410	389
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	3,830	3,744
3.875%, 11/15/2029 (A)	435	409
American Greetings
8.750%, 04/15/2025 (A)	5,700	5,757
Aramark Services
5.000%, 02/01/2028 (A)	745	746

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Asbury Automotive Group
4.750%, 03/01/2030	$202	$196
4.625%, 11/15/2029 (A)	1,005	980
4.500%, 03/01/2028	3,403	3,345
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	5,147	5,289
4.625%, 08/01/2029 (A)	1,553	1,475
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	5,725	5,983
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)	2,600	–
Avianca Midco 2
9.000%, 12/01/2028 (A)	3,123	3,103
Bath & Body Works
9.375%, 07/01/2025 (A)	29	34
7.600%, 07/15/2037	780	852
7.500%, 06/15/2029	542	594
6.875%, 11/01/2035	979	1,082
6.750%, 07/01/2036	3,177	3,465
6.694%, 01/15/2027	149	163
6.625%, 10/01/2030 (A)	2,383	2,580
BCPE Ulysses Intermediate
7.750%cash/0% PIK, 04/01/2027 (A)	1,973	1,835
Bloomin' Brands
5.125%, 04/15/2029 (A)	2,420	2,366
Boyne USA
4.750%, 05/15/2029 (A)	304	299
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	987
Caesars Entertainment
8.125%, 07/01/2027 (A)	650	701
6.250%, 07/01/2025 (A)	1,114	1,155
4.625%, 10/15/2029 (A)	281	267
Carnival
10.500%, 02/01/2026 (A)	1,254	1,408
9.875%, 08/01/2027 (A)	2,660	2,986
6.000%, 05/01/2029 (A)	9,555	9,277
5.750%, 03/01/2027 (A)	7,370	7,178
4.000%, 08/01/2028 (A)	988	947
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	627	647
Cedar Fair
5.500%, 05/01/2025 (A)	285	293
5.375%, 04/15/2027	25	25
5.250%, 07/15/2029	1,912	1,910
Cengage Learning
9.500%, 06/15/2024 (A)	4,545	4,553
Century Communities
6.750%, 06/01/2027	624	645
3.875%, 08/15/2029 (A)	2,196	2,036
Clarios Global
8.500%, 05/15/2027 (A)	1,915	1,996

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.750%, 05/15/2025 (A)	$896	$930
6.250%, 05/15/2026 (A)	2,042	2,112
Constellation Merger Sub
8.500%, 09/15/2025 (A)	443	418
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	768	808
5.625%, 11/15/2026 (A)	1,485	1,021
CSC Holdings LLC
5.875%, 09/15/2022	152	154
Dana
5.625%, 06/15/2028	2,398	2,452
5.375%, 11/15/2027	958	977
4.250%, 09/01/2030	705	672
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	4,159	3,858
eG Global Finance
8.500%, 10/30/2025 (A)	842	850
6.750%, 02/07/2025 (A)	5,711	5,711
Empire Resorts
7.750%, 11/01/2026 (A)	5,035	5,022
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	824	784
4.625%, 01/15/2029 (A)	1,235	1,183
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(E)	3,481	–
Ford Motor
9.000%, 04/22/2025	445	516
Ford Motor Credit LLC
5.125%, 06/16/2025	1,285	1,344
5.113%, 05/03/2029	1,790	1,887
4.687%, 06/09/2025	1,245	1,283
4.542%, 08/01/2026	1,481	1,525
4.271%, 01/09/2027	485	489
4.134%, 08/04/2025	1,600	1,618
4.125%, 08/17/2027	2,815	2,835
4.063%, 11/01/2024	1,287	1,306
4.000%, 11/13/2030	2,463	2,443
3.810%, 01/09/2024	90	91
3.625%, 06/17/2031	11,258	10,826
3.375%, 11/13/2025	207	204
3.096%, 05/04/2023	448	451
2.900%, 02/16/2028	2,650	2,491
2.900%, 02/10/2029	890	831
2.700%, 08/10/2026	200	192
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	663
Gap
3.875%, 10/01/2031 (A)	108	97
3.625%, 10/01/2029 (A)	1,759	1,593
Goodyear Tire & Rubber
5.250%, 04/30/2031	604	587
5.250%, 07/15/2031 (A)	199	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 07/15/2029 (A)	$437	$431
Hanesbrands
4.625%, 05/15/2024 (A)	3,861	3,914
Hertz (Escrow Security)
0.000%, 10/15/2024	1,573	8
0.000%, 08/01/2026	715	39
0.000%, 01/15/2028	420	23
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	341
5.375%, 05/01/2025 (A)	114	118
4.875%, 01/15/2030	50	51
3.750%, 05/01/2029 (A)	171	165
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	403	412
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	3,890	4,080
International Game Technology
6.500%, 02/15/2025 (A)	635	675
6.250%, 01/15/2027 (A)	2,805	2,973
5.250%, 01/15/2029 (A)	200	204
4.125%, 04/15/2026 (A)	200	197
IRB Holding
7.000%, 06/15/2025 (A)	205	214
Jacobs Entertainment
6.750%, 02/15/2029 (A)	2,095	2,103
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	3,750	3,602
KB Home
4.000%, 06/15/2031	920	883
Ken Garff Automotive LLC
4.875%, 09/15/2028 (A)	442	423
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	3,825	3,544
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,379	3,220
Liberty Interactive LLC
8.250%, 02/01/2030	5,829	5,712
Lithia Motors
4.375%, 01/15/2031 (A)	2,455	2,473
3.875%, 06/01/2029 (A)	1,513	1,493
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	6,730	6,478
Macy's Retail Holdings
5.125%, 01/15/2042	3,649	3,217
Macy's Retail Holdings LLC
5.875%, 04/01/2029 (A)	1,825	1,866
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (A)	6,005	5,435
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	191	197
4.500%, 06/15/2029 (A)	72	68

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mattamy Group
4.625%, 03/01/2030 (A)	$2,372	$2,230
Mattel
5.875%, 12/15/2027 (A)	300	318
3.750%, 04/01/2029 (A)	92	92
3.375%, 04/01/2026 (A)	2,890	2,870
Meritage Homes
3.875%, 04/15/2029 (A)	1,843	1,801
MGM Resorts International
6.750%, 05/01/2025	650	673
6.000%, 03/15/2023	1,615	1,664
5.750%, 06/15/2025	261	273
Michaels
7.875%, 05/01/2029 (A)	3,935	3,443
5.250%, 05/01/2028 (A)	2,430	2,272
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	2,164
NCL
5.875%, 02/15/2027 (A)	2,417	2,420
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (E)(F)	2,835	1,013
Newell Brands
5.875%, 04/01/2036	1,478	1,620
4.700%, 04/01/2026	263	272
Peninsula Pacific Entertainment LLC
8.500%, 11/15/2027 (A)	6,325	7,003
PetSmart
7.750%, 02/15/2029 (A)	1,001	1,052
4.750%, 02/15/2028 (A)	1,334	1,331
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	543	520
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	2,332	2,198
Ritchie Bros Holdings
4.750%, 12/15/2031 (A)	1,430	1,421
Royal Caribbean Cruises
9.125%, 06/15/2023 (A)	1,222	1,278
5.500%, 08/31/2026 (A)	3,341	3,325
5.500%, 04/01/2028 (A)	2,246	2,201
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (A)	437	483
10.875%, 06/01/2023 (A)	253	272
Service International
7.500%, 04/01/2027	867	999
5.125%, 06/01/2029	82	84
4.625%, 12/15/2027	970	980
4.000%, 05/15/2031	132	125
3.375%, 08/15/2030	278	256
Shea Homes
4.750%, 02/15/2028 (A)	1,081	1,038
4.750%, 04/01/2029 (A)	1,323	1,258

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Six Flags Entertainment
5.500%, 04/15/2027 (A)	$160	$161
4.875%, 07/31/2024 (A)	1,135	1,134
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	1,287	1,344
Sonic Automotive
4.625%, 11/15/2029 (A)	1,452	1,378
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	3,062	3,085
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,333
SRS Distribution
6.125%, 07/01/2029 (A)	2,616	2,500
6.000%, 12/01/2029 (A)	1,650	1,559
4.625%, 07/01/2028 (A)	1,607	1,541
Staples
10.750%, 04/15/2027 (A)	2,230	2,077
7.500%, 04/15/2026 (A)	2,829	2,797
Station Casinos LLC
4.625%, 12/01/2031 (A)	2,839	2,676
4.500%, 02/15/2028 (A)	775	745
StoneMor
8.500%, 05/15/2029 (A)	2,435	2,453
Studio City
7.000%, 02/15/2027 (A)	735	729
Studio City Finance
5.000%, 01/15/2029 (A)	4,170	3,316
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	2,550	2,518
Superior Plus
4.500%, 03/15/2029 (A)	368	351
Tempur Sealy International
4.000%, 04/15/2029 (A)	764	720
3.875%, 10/15/2031 (A)	209	188
Tenneco
7.875%, 01/15/2029 (A)	242	256
5.375%, 12/15/2024	300	301
5.125%, 04/15/2029 (A)	3,375	3,384
5.000%, 07/15/2026	288	287
Thor Industries
4.000%, 10/15/2029 (A)	2,288	2,088
Vail Resorts
6.250%, 05/15/2025 (A)	981	1,010
Vista Outdoor
4.500%, 03/15/2029 (A)	2,222	2,083
VOC Escrow
5.000%, 02/15/2028 (A)	2,025	1,929
Wheel Pros
6.500%, 05/15/2029 (A)	3,825	3,500
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	187

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
White Capital Parent LLC
8.250%cash/0% PIK, 03/15/2026 (A)	$4,595	$4,630
Wolverine Escrow LLC
13.125%, 11/15/2027 (A)	180	88
9.000%, 11/15/2026 (A)	950	950
8.500%, 11/15/2024 (A)	145	124
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,746	1,771
5.250%, 05/15/2027 (A)	60	59
4.250%, 05/30/2023 (A)	245	246
Wynn Resorts Finance LLC
7.750%, 04/15/2025 (A)	1,875	1,957
5.125%, 10/01/2029 (A)	656	631
Yum! Brands
7.750%, 04/01/2025 (A)	110	115
6.875%, 11/15/2037	1,840	2,098
5.350%, 11/01/2043	180	181
4.625%, 01/31/2032	396	388
3.625%, 03/15/2031	1,266	1,183

		324,035

Consumer Staples — 6.4%
180 Medical
3.875%, 10/15/2029 (A)	414	397
AHP Health Partners
5.750%, 07/15/2029 (A)	276	261
Akumin
7.000%, 11/01/2025 (A)	2,895	2,526
Akumin Escrow
7.500%, 08/01/2028 (A)	2,699	2,308
Albertsons
5.875%, 02/15/2028 (A)	161	166
4.875%, 02/15/2030 (A)	285	286
4.625%, 01/15/2027 (A)	3,877	3,894
3.500%, 03/15/2029 (A)	531	494
3.250%, 03/15/2026 (A)	350	337
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	330	338
4.625%, 06/01/2028 (A)	684	644
Bausch Health
9.000%, 12/15/2025 (A)	3,430	3,537
7.250%, 05/30/2029 (A)	295	258
7.000%, 01/15/2028 (A)	1,830	1,674
6.250%, 02/15/2029 (A)	1,990	1,697
6.125%, 04/15/2025 (A)	3,195	3,211
5.500%, 11/01/2025 (A)	1,360	1,365
5.250%, 01/30/2030 (A)	6,887	5,553
5.250%, 02/15/2031 (A)	2,162	1,719
5.000%, 01/30/2028 (A)	597	500
5.000%, 02/15/2029 (A)	455	368
4.875%, 06/01/2028 (A)	2,303	2,212

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bausch Health Americas
9.250%, 04/01/2026 (A)	$365	$377
8.500%, 01/31/2027 (A)	583	590
Central Garden & Pet
5.125%, 02/01/2028	1,515	1,543
4.125%, 10/15/2030	332	315
Chobani LLC
7.500%, 04/15/2025 (A)	1,270	1,264
4.625%, 11/15/2028 (A)	3,912	3,768
CoreLogic
4.500%, 05/01/2028 (A)	2,938	2,787
Coty
6.500%, 04/15/2026 (A)	1,785	1,822
5.000%, 04/15/2026 (A)	356	358
4.750%, 01/15/2029 (A)	4,355	4,235
CPI CG
8.625%, 03/15/2026 (A)	1,470	1,398
Edgewell Personal Care
5.500%, 06/01/2028 (A)	565	568
4.125%, 04/01/2029 (A)	217	204
Embecta
5.000%, 02/15/2030 (A)	1,935	1,908
Energizer Holdings
4.750%, 06/15/2028 (A)	881	833
4.375%, 03/31/2029 (A)	1,831	1,650
Envision Healthcare
8.750%, 10/15/2026 (A)	3,255	1,725
Garda World Security
9.500%, 11/01/2027 (A)	565	583
6.000%, 06/01/2029 (A)	429	389
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	600	567
High Ridge Brands (Escrow Security)
0.821%, 03/15/2025	800	–
JBS USA LUX
5.500%, 01/15/2030 (A)	2,347	2,425
Kraft Heinz Foods
5.000%, 06/04/2042	8,911	9,824
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	3,341	2,827
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	218	224
4.375%, 01/31/2032 (A)	108	105
4.125%, 01/31/2030 (A)	2,748	2,659
Legacy LifePoint Health LLC
4.375%, 02/15/2027 (A)	5,883	5,574
LifePoint Health
5.375%, 01/15/2029 (A)	2,993	2,814
Mozart Debt Merger Sub
5.250%, 10/01/2029 (A)	1,593	1,521
3.875%, 04/01/2029 (A)	7,373	6,996

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	$2,801	$2,528
NESCO Holdings II
5.500%, 04/15/2029 (A)	322	310
New Albertsons
8.700%, 05/01/2030	2,229	2,675
8.000%, 05/01/2031	1,620	1,928
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	3,525	3,519
4.125%, 04/30/2028 (A)	2,190	2,154
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	3,650	3,559
Performance Food Group
6.875%, 05/01/2025 (A)	80	83
5.500%, 10/15/2027 (A)	579	589
4.250%, 08/01/2029 (A)	500	477
Post Holdings
5.750%, 03/01/2027 (A)	1,015	1,026
5.625%, 01/15/2028 (A)	1,800	1,807
5.500%, 12/15/2029 (A)	1,114	1,123
4.625%, 04/15/2030 (A)	684	644
4.500%, 09/15/2031 (A)	135	125
Prime Security Services Borrower LLC
6.250%, 01/15/2028 (A)	1,895	1,829
5.750%, 04/15/2026 (A)	1,933	1,986
3.375%, 08/31/2027 (A)	1,085	1,004
Radiology Partners
9.250%, 02/01/2028 (A)	1,514	1,510
Rite Aid
8.000%, 11/15/2026 (A)	3,219	3,064
7.700%, 02/15/2027	1,710	1,428
7.500%, 07/01/2025 (A)	7,044	6,762
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	205	200
Sabre Global
7.375%, 09/01/2025 (A)	570	591
Sigma Holdco BV
7.875%, 05/15/2026 (A)	6,799	5,983
Simmons Foods
4.625%, 03/01/2029 (A)	4,580	4,243
Sotheby's
5.875%, 06/01/2029 (A)	842	834
Spectrum Brands
5.750%, 07/15/2025	45	46
5.500%, 07/15/2030 (A)	916	911
5.000%, 10/01/2029 (A)	630	622
3.875%, 03/15/2031 (A)	2,510	2,299
Team Health Holdings
6.375%, 02/01/2025 (A)	5,919	5,368
Triton Water Holdings
6.250%, 04/01/2029 (A)	4,422	4,074

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Turning Point Brands
5.625%, 02/15/2026 (A)	$2,040	$1,989
US Acute Care Solutions LLC
6.375%, 03/01/2026 (A)	1,532	1,509
US Foods
6.250%, 04/15/2025 (A)	1,832	1,895
4.750%, 02/15/2029 (A)	50	49
4.625%, 06/01/2030 (A)	405	394
US Renal Care
10.625%, 07/15/2027 (A)	3,590	3,572
Vector Group
10.500%, 11/01/2026 (A)	5,290	5,431
5.750%, 02/01/2029 (A)	1,715	1,582

		177,320

Energy — 11.2%
Aethon United BR
8.250%, 02/15/2026 (A)	1,750	1,853
Antero Midstream Partners
7.875%, 05/15/2026 (A)	718	772
5.750%, 03/01/2027 (A)	2,356	2,400
5.750%, 01/15/2028 (A)	342	347
5.375%, 06/15/2029 (A)	505	508
Antero Resources
8.375%, 07/15/2026 (A)	1,588	1,743
7.625%, 02/01/2029 (A)	2,653	2,872
5.375%, 03/01/2030 (A)	158	161
Apache
5.100%, 09/01/2040	5,245	5,246
4.875%, 11/15/2027	959	985
4.625%, 11/15/2025	72	74
4.375%, 10/15/2028	451	457
Archrock Partners
6.250%, 04/01/2028 (A)	3,533	3,533
Ascent Resources Utica Holdings LLC
9.000%, 11/01/2027 (A)	1,106	1,435
8.250%, 12/31/2028 (A)	4,373	4,490
7.000%, 11/01/2026 (A)	1,236	1,221
5.875%, 06/30/2029 (A)	4,341	4,129
Baytex Energy
8.750%, 04/01/2027 (A)	570	611
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	3,959	4,162
Buckeye Partners
4.500%, 03/01/2028 (A)	590	561
4.125%, 03/01/2025 (A)	350	349
4.125%, 12/01/2027	240	227
California Resources
7.125%, 02/01/2026 (A)	530	551
Cheniere Energy
4.625%, 10/15/2028	1,682	1,718

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cheniere Energy Partners
4.500%, 10/01/2029	$6,616	$6,743
4.000%, 03/01/2031	1,034	1,018
3.250%, 01/31/2032 (A)	728	684
Chesapeake Energy
6.750%, 04/15/2029 (A)	964	1,019
5.500%, 02/01/2026 (A)	299	307
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (E)	6,045	60
Citgo Holding
9.250%, 08/01/2024 (A)	9,891	9,940
CNX Midstream Partners
4.750%, 04/15/2030 (A)	952	920
CNX Resources
7.250%, 03/14/2027 (A)	1,120	1,183
6.000%, 01/15/2029 (A)	246	251
Colgate Energy Partners III LLC
5.875%, 07/01/2029 (A)	3,710	3,819
Comstock Resources
7.500%, 05/15/2025 (A)	314	321
6.750%, 03/01/2029 (A)	3,312	3,370
5.875%, 01/15/2030 (A)	242	234
Continental Resources
5.750%, 01/15/2031 (A)	2,314	2,581
CQP Holdco
5.500%, 06/15/2031 (A)	3,450	3,433
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	564	600
5.625%, 05/01/2027 (A)	150	149
CrownRock
5.625%, 10/15/2025 (A)	2,716	2,747
DCP Midstream Operating
8.125%, 08/16/2030	1,990	2,527
5.625%, 07/15/2027	750	806
5.375%, 07/15/2025	268	284
5.125%, 05/15/2029	896	943
3.250%, 02/15/2032	315	294
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,463
Devon Energy
7.950%, 04/15/2032	1,327	1,793
DT Midstream
4.375%, 06/15/2031 (A)	2,445	2,388
4.125%, 06/15/2029 (A)	4,323	4,172
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	6,068	6,144
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	412	431
Energy Transfer
5.500%, 06/01/2027	2,863	3,014
EnLink Midstream LLC
5.625%, 01/15/2028 (A)	185	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 06/01/2029	$6,030	$6,000
EnLink Midstream Partners
4.850%, 07/15/2026	140	142
4.400%, 04/01/2024	670	682
4.150%, 06/01/2025	445	446
Enviva Partners
6.500%, 01/15/2026 (A)	2,667	2,750
EQM Midstream Partners
6.500%, 07/01/2027 (A)	1,116	1,167
6.500%, 07/15/2048	4,244	4,138
6.000%, 07/01/2025 (A)	1,221	1,245
5.500%, 07/15/2028	61	60
4.750%, 01/15/2031 (A)	357	335
4.500%, 01/15/2029 (A)	951	888
EQT
7.500%, 02/01/2030	1,667	1,988
6.625%, 02/01/2025	2,565	2,771
3.900%, 10/01/2027	280	283
Equities
5.000%, 01/15/2029	162	171
3.625%, 05/15/2031 (A)	1,367	1,329
3.125%, 05/15/2026 (A)	198	195
Exterran Energy Solutions
8.125%, 05/01/2025	3,672	3,686
Genesis Energy
8.000%, 01/15/2027	2,507	2,534
7.750%, 02/01/2028	1,978	1,953
6.500%, 10/01/2025	40	39
6.250%, 05/15/2026	70	67
Great Western Petroleum LLC
12.000%, 09/01/2025 (A)	1,998	2,085
Gulfport Energy
8.000%, 05/17/2026	457	483
Gulfport Energy (Escrow Securities)
0.000%, 10/15/2024	470	–
0.000%, 05/15/2025 (E)	311	–
0.000%, 01/15/2026	780	–
Gulfport Energy Operating
8.000%, 05/17/2026 (A)	5,045	5,335
Harvest Midstream I
7.500%, 09/01/2028 (A)	3,350	3,381
Hess Midstream Operations
5.625%, 02/15/2026 (A)	600	615
4.250%, 02/15/2030 (A)	315	304
Hilcorp Energy I
5.750%, 02/01/2029 (A)	1,540	1,548
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	5,555	5,513
ITT Holdings LLC
6.500%, 08/01/2029 (A)	4,301	4,032
Laredo Petroleum
10.125%, 01/15/2028	2,073	2,192

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.500%, 01/15/2025	$3,534	$3,636
7.750%, 07/31/2029 (A)	1,349	1,311
Marathon Oil
6.600%, 10/01/2037	2,560	3,218
MEG Energy
7.125%, 02/01/2027 (A)	585	610
6.500%, 01/15/2025 (A)	319	324
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	3,328	3,137
7.500%, 01/15/2026 (A)	3,719	3,291
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,713	1,962
Nabors Industries
7.250%, 01/15/2026 (A)	147	143
5.750%, 02/01/2025	510	489
New Fortress Energy
6.750%, 09/15/2025 (A)	983	945
6.500%, 09/30/2026 (A)	3,960	3,798
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	5,759	5,783
NGL Energy Partners
7.500%, 11/01/2023	3,934	3,777
7.500%, 04/15/2026	1,375	1,189
6.125%, 03/01/2025	5,241	4,533
Northern Oil and Gas
8.125%, 03/01/2028 (A)	5,187	5,451
NuStar Logistics
6.375%, 10/01/2030	1,092	1,106
6.000%, 06/01/2026	485	493
5.750%, 10/01/2025	187	195
5.625%, 04/28/2027	245	245
Oasis Petroleum
6.375%, 06/01/2026 (A)	184	187
Occidental Petroleum
8.875%, 07/15/2030	3,431	4,436
8.500%, 07/15/2027	1,950	2,350
8.000%, 07/15/2025	1,262	1,428
6.625%, 09/01/2030	1,631	1,898
6.450%, 09/15/2036	1,655	1,949
6.375%, 09/01/2028	2,896	3,272
6.125%, 01/01/2031	5,328	6,058
5.875%, 09/01/2025	291	312
5.500%, 12/01/2025	3,921	4,214
4.625%, 06/15/2045	1,445	1,391
4.500%, 07/15/2044	155	146
PBF Holding LLC
9.250%, 05/15/2025 (A)	2,380	2,422
7.250%, 06/15/2025	1,900	1,596
6.000%, 02/15/2028	255	187
Peabody Energy
6.375%, 03/31/2025 (A)	1,094	1,104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Precision Drilling
7.125%, 01/15/2026 (A)	$325	$329
6.875%, 01/15/2029 (A)	57	57
Range Resources
8.250%, 01/15/2029	189	207
4.875%, 05/15/2025	545	553
4.750%, 02/15/2030 (A)	142	139
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	1,563	1,549
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(E)	2,787	–
Shelf Drilling Holdings
8.875%, 11/15/2024 (A)	625	640
8.250%, 02/15/2025 (A)	3,135	2,414
SM Energy
6.625%, 01/15/2027	960	974
6.500%, 07/15/2028	110	113
5.625%, 06/01/2025	1,820	1,811
Southwestern Energy
8.375%, 09/15/2028	100	109
7.750%, 10/01/2027	215	227
5.375%, 03/15/2030	490	506
4.750%, 02/01/2032	1,573	1,564
Strathcona Resources
6.875%, 08/01/2026 (A)	2,510	2,428
Summit Midstream Holdings LLC
8.500%, 10/15/2026 (A)	684	677
5.750%, 04/15/2025	2,488	2,114
Sunoco
5.875%, 03/15/2028	2,791	2,840
4.500%, 05/15/2029	427	409
4.500%, 04/30/2030 (A)	536	512
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	875	919
6.000%, 03/01/2027 (A)	430	430
6.000%, 12/31/2030 (A)	7,918	7,626
6.000%, 09/01/2031 (A)	1,386	1,306
5.500%, 01/15/2028 (A)	165	159
Targa Resources Partners
6.875%, 01/15/2029	516	562
6.500%, 07/15/2027	559	593
5.875%, 04/15/2026	760	785
5.500%, 03/01/2030	540	572
5.375%, 02/01/2027	65	67
5.000%, 01/15/2028	3,156	3,254
4.875%, 02/01/2031	2,528	2,599
4.000%, 01/15/2032	303	298
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,510	2,516
4.750%, 01/15/2030 (A)	225	221

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean
11.500%, 01/30/2027 (A)	$2,201	$2,201
8.000%, 02/01/2027 (A)	2,645	1,954
7.500%, 04/15/2031	1,580	980
Transocean Guardian
5.875%, 01/15/2024 (A)	1,908	1,826
Transocean Pontus
6.125%, 08/01/2025 (A)	2,349	2,314
Transocean Proteus
6.250%, 12/01/2024 (A)	1,465	1,454
USA Compression Partners
6.875%, 09/01/2027	3,650	3,653
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	435	431
3.875%, 08/15/2029 (A)	435	426
3.875%, 11/01/2033 (A)	960	924
Weatherford International
6.500%, 09/15/2028 (A)	3,365	3,484
Western Midstream Operating
5.750%, 02/01/2050	4,089	4,161

		307,060

Financials — 7.4%
Acrisure LLC
7.000%, 11/15/2025 (A)	1,947	1,939
4.250%, 02/15/2029 (A)	2,601	2,445
Advisor Group Holdings
10.750%, 08/01/2027 (A)	1,745	1,898
Air Methods
8.000%, 05/15/2025 (A)	8,993	7,464
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	2,686	2,626
5.875%, 11/01/2029 (A)	2,135	2,016
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,369	1,235
AssuredPartners
5.625%, 01/15/2029 (A)	1,859	1,710
Asteroid Private Merger Sub
8.500%, 11/15/2029 (A)	1,550	1,498
Bank of America
5.875%, ICE LIBOR USD 3 Month + 2.931%(C)(D)	1,301	1,335
Barclays
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(C)(D)	2,760	2,885
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.867%(C)(D)	1,250	1,295
BroadStreet Partners
5.875%, 04/15/2029 (A)	3,795	3,529
Brookfield Property
5.750%, 05/15/2026 (A)	3,985	3,942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/01/2027 (A)	$6,676	$6,225
Citigroup
5.000%, U.S. SOFR + 3.813%(C)(D)	5,285	5,346
Coinbase Global
3.625%, 10/01/2031 (A)	3,896	3,431
3.375%, 10/01/2028 (A)	5,157	4,699
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	7,446	6,925
FirstCash
5.625%, 01/01/2030 (A)	3,755	3,729
Freedom Mortgage
8.250%, 04/15/2025 (A)	5,175	5,162
8.125%, 11/15/2024 (A)	3,492	3,483
7.625%, 05/01/2026 (A)	360	346
6.625%, 01/15/2027 (A)	2,455	2,265
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,969	2,031
3.750%, 09/15/2030 (A)	3,392	3,121
Home Point Capital
5.000%, 02/01/2026 (A)	1,785	1,473
HSBC Holdings PLC
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(C)(D)	1,377	1,281
HUB International
5.625%, 12/01/2029 (A)	4,465	4,242
Hunt
5.250%, 04/15/2029 (A)	1,957	1,873
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	1,415	1,491
Jane Street Group
4.500%, 11/15/2029 (A)	1,747	1,703
JPMorgan Chase
5.000%, U.S. SOFR + 3.380%(C)(D)	1,299	1,307
4.000%, U.S. SOFR + 2.745%(C)(D)	2,633	2,489
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	1,046	1,049
4.750%, 06/15/2029 (A)	2,462	2,385
4.250%, 02/01/2027 (A)	2,584	2,516
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	1,755	1,667
6.125%, 04/01/2028 (A)	2,712	2,418
Lloyds Banking Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.760%(C)(D)	3,250	3,433
LPL Holdings
4.625%, 11/15/2027 (A)	3,637	3,619
4.375%, 05/15/2031 (A)	149	145
MGIC Investment
5.250%, 08/15/2028	1,300	1,316

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	$357	$386
5.625%, 05/01/2024	315	327
4.625%, 06/15/2025 (A)	411	423
4.500%, 09/01/2026	225	229
4.500%, 01/15/2028	175	181
3.875%, 02/15/2029 (A)	396	398
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,437	4,331
5.625%, 01/15/2030 (A)	1,503	1,371
Morgan Stanley
5.300%, ICE LIBOR USD 3 Month + 3.160%(C)(D)	872	868
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	2,312	2,347
5.750%, 11/15/2031 (A)	465	450
5.500%, 08/15/2028 (A)	4,120	4,110
5.125%, 12/15/2030 (A)	1,582	1,483
Navient
5.500%, 03/15/2029	2,370	2,240
5.000%, 03/15/2027	1,785	1,723
4.875%, 03/15/2028	552	516
New Residential Investment
6.250%, 10/15/2025 (A)	7,312	7,171
NFP
6.875%, 08/15/2028 (A)	2,423	2,253
4.875%, 08/15/2028 (A)	1,170	1,129
OneMain Finance
7.125%, 03/15/2026	3,300	3,577
6.625%, 01/15/2028	500	534
5.375%, 11/15/2029	1,998	2,010
4.000%, 09/15/2030	4,793	4,371
3.500%, 01/15/2027	370	350
PennyMac Financial Services
5.750%, 09/15/2031 (A)	830	782
5.375%, 10/15/2025 (A)	1,265	1,259
4.250%, 02/15/2029 (A)	295	264
Rocket Mortgage LLC
4.000%, 10/15/2033 (A)	105	98
3.875%, 03/01/2031 (A)	1,025	960
3.625%, 03/01/2029 (A)	3,201	2,997
2.875%, 10/15/2026 (A)	315	296
Ryan Specialty Group LLC
4.375%, 02/01/2030 (A)	4,344	4,179
Sitka Holdings LLC
5.250%, ICE LIBOR USD 3 Month + 4.500%, 07/06/2026 (A)(C)	4,994	5,006
Starwood Property Trust
5.500%, 11/01/2023 (A)	2,170	2,211
4.375%, 01/15/2027 (A)	315	306
3.750%, 12/31/2024 (A)	670	656

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 07/15/2026 (A)	$190	$180
Trilogy
10.000%, 05/15/2023 (E)(F)	60	60
United Wholesale Mortgage LLC
5.750%, 06/15/2027 (A)	2,410	2,303
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	11,256	10,710
Voya Financial
4.700%, ICE LIBOR USD 3 Month + 2.084%, 01/23/2048 (C)	1,183	1,143
WeWork
7.875%, 05/01/2025 (A)	5,225	4,729

		197,904

Health Care — 4.3%
Acadia Healthcare
5.500%, 07/01/2028 (A)	1,201	1,204
5.000%, 04/15/2029 (A)	1,897	1,873
Avantor Funding
4.625%, 07/15/2028 (A)	958	972
3.875%, 11/01/2029 (A)	3,700	3,561
Catalent Pharma Solutions
3.125%, 02/15/2029 (A)	2,546	2,358
Centene
4.625%, 12/15/2029	2,453	2,527
4.250%, 12/15/2027	3,643	3,729
3.375%, 02/15/2030	300	288
2.500%, 03/01/2031	4,526	4,167
CHS
8.000%, 03/15/2026 (A)	170	176
6.875%, 04/01/2028 (A)	3,888	3,592
6.875%, 04/15/2029 (A)	2,498	2,422
6.125%, 04/01/2030 (A)	1,261	1,173
6.000%, 01/15/2029 (A)	490	491
5.625%, 03/15/2027 (A)	685	691
5.250%, 05/15/2030 (A)	2,552	2,472
4.750%, 02/15/2031 (A)	1,971	1,855
DaVita
4.625%, 06/01/2030 (A)	595	570
3.750%, 02/15/2031 (A)	4,759	4,349
Emergent BioSolutions
3.875%, 08/15/2028 (A)	522	467
Encompass Health
4.750%, 02/01/2030	2,499	2,386
4.625%, 04/01/2031	80	75
4.500%, 02/01/2028	1,240	1,207
Endo DAC
9.500%, 07/31/2027 (A)	2,088	2,036
6.000%, 06/30/2028 (A)	2,068	1,368
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)	1,905	1,791

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Medical Response
6.500%, 10/01/2025 (A)	$2,327	$2,283
HCA
5.875%, 02/15/2026	6,705	7,246
5.875%, 02/01/2029	1,385	1,548
5.625%, 09/01/2028	445	493
5.375%, 09/01/2026	460	495
3.500%, 09/01/2030	7,750	7,672
HealthEquity
4.500%, 10/01/2029 (A)	108	103
Hologic
3.250%, 02/15/2029 (A)	1,062	1,006
IQVIA
5.000%, 10/15/2026 (A)	1,440	1,470
Jazz Securities DAC
4.375%, 01/15/2029 (A)	334	331
Lannett
7.750%, 04/15/2026 (A)	4,515	2,349
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	850	425
5.500%, 04/15/2025 (A)(B)	595	296
MEDNAX
5.375%, 02/15/2030 (A)	3,632	3,614
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	1,590	1,497
Molina Healthcare
4.375%, 06/15/2028 (A)	2,997	2,993
Option Care Health
4.375%, 10/31/2029 (A)	1,140	1,100
Owens & Minor
4.500%, 03/31/2029 (A)	483	455
Par Pharmaceutical
7.500%, 04/01/2027 (A)	5,365	5,374
Prestige Brands
5.125%, 01/15/2028 (A)	420	421
Syneos Health
3.625%, 01/15/2029 (A)	3,053	2,883
Tenet Healthcare
6.875%, 11/15/2031	1,110	1,185
6.250%, 02/01/2027 (A)	2,873	2,955
6.125%, 10/01/2028 (A)	4,294	4,350
5.125%, 11/01/2027 (A)	920	938
4.875%, 01/01/2026 (A)	2,983	3,003
4.625%, 07/15/2024	298	299
4.625%, 09/01/2024 (A)	45	46
4.625%, 06/15/2028 (A)	3,808	3,732
4.375%, 01/15/2030 (A)	3,024	2,919
4.250%, 06/01/2029 (A)	2,668	2,575
Varex Imaging
7.875%, 10/15/2027 (A)	2,134	2,294

		116,150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 7.9%
ACCO Brands
4.250%, 03/15/2029 (A)	$860	$802
ADT Security
4.875%, 07/15/2032 (A)	2,573	2,399
4.125%, 08/01/2029 (A)	520	490
Allison Transmission
5.875%, 06/01/2029 (A)	855	897
4.750%, 10/01/2027 (A)	2,356	2,342
3.750%, 01/30/2031 (A)	332	308
American Airlines
11.750%, 07/15/2025 (A)	602	730
5.750%, 04/20/2029 (A)	5,822	5,952
5.500%, 04/20/2026 (A)	4,095	4,191
American Airlines Group
3.750%, 03/01/2025 (A)	2,248	2,094
APi Escrow
4.750%, 10/15/2029 (A)	234	221
APi Group DE
4.125%, 07/15/2029 (A)	280	258
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	1,998	1,913
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	2,581	2,615
5.250%, 08/15/2027 (A)	2,630	2,500
4.125%, 08/15/2026 (A)	1,285	1,243
Artera Services LLC
9.033%, 12/04/2025 (A)	5,629	5,645
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	493	475
Avis Budget Car Rental LLC
5.750%, 07/15/2027 (A)	840	847
5.375%, 03/01/2029 (A)	301	296
4.750%, 04/01/2028 (A)	50	48
Boeing
5.150%, 05/01/2030	3,538	3,908
Bombardier
7.875%, 04/15/2027 (A)	1,950	1,977
7.500%, 12/01/2024 (A)	2,959	3,063
7.500%, 03/15/2025 (A)	1,155	1,166
7.125%, 06/15/2026 (A)	772	771
Brand Industrial Services
8.500%, 07/15/2025 (A)	1,276	1,171
Builders FirstSource
5.000%, 03/01/2030 (A)	1,297	1,328
4.250%, 02/01/2032 (A)	2,886	2,770
BWAY Holding Co
7.250%, 04/15/2025 (A)	5,282	5,190
5.500%, 04/15/2024 (A)	135	134
BWX Technologies
4.125%, 06/30/2028 (A)	607	589
4.125%, 04/15/2029 (A)	4,464	4,330

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	$3,777	$3,703
CEMEX Materials LLC
7.700%, 07/21/2025 (A)	2,820	3,012
Clark Equipment
5.875%, 06/01/2025 (A)	1,127	1,152
Clean Harbors
4.875%, 07/15/2027 (A)	2,794	2,801
CoreCivic
8.250%, 04/15/2026	482	489
CP Atlas Buyer
7.000%, 12/01/2028 (A)	5,235	4,718
Delta Air Lines
7.375%, 01/15/2026	446	501
7.000%, 05/01/2025 (A)	1,616	1,795
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (A)	585	610
Deluxe
8.000%, 06/01/2029 (A)	3,515	3,603
Dun & Bradstreet
5.000%, 12/15/2029 (A)	146	140
Dycom Industries
4.500%, 04/15/2029 (A)	603	580
EnerSys
4.375%, 12/15/2027 (A)	892	883
EnPro Industries
5.750%, 10/15/2026	569	590
First Student Bidco
4.000%, 07/31/2029 (A)	35	33
Fortress Transportation & Infrastructure Investors LLC
9.750%, 08/01/2027 (A)	2,055	2,255
6.500%, 10/01/2025 (A)	2,025	2,050
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/2028 (A)	1,780	1,700
GFL Environmental
4.750%, 06/15/2029 (A)	318	300
4.375%, 08/15/2029 (A)	1,712	1,589
4.000%, 08/01/2028 (A)	614	570
3.750%, 08/01/2025 (A)	824	816
3.500%, 09/01/2028 (A)	4,233	4,041
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	580	573
GrafTech Finance
4.625%, 12/15/2028 (A)	3,535	3,435
Graham Packaging
7.125%, 08/15/2028 (A)	312	300
Granite US Holdings
11.000%, 10/01/2027 (A)	3,575	3,807
Griffon
5.750%, 03/01/2028	690	687

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
H&E Equipment Services
3.875%, 12/15/2028 (A)	$3,380	$3,163
Harsco
5.750%, 07/31/2027 (A)	766	755
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,011	2,036
Herc Holdings
5.500%, 07/15/2027 (A)	335	343
Hertz
5.000%, 12/01/2029 (A)	318	297
4.625%, 12/01/2026 (A)	758	722
Howmet Aerospace
5.900%, 02/01/2027	1,185	1,287
Icahn Enterprises
4.750%, 09/15/2024	1,410	1,406
4.375%, 02/01/2029	435	403
IEA Energy Services LLC
6.625%, 08/15/2029 (A)	2,115	1,956
Imola Merger
4.750%, 05/15/2029 (A)	1,669	1,619
JELD-WEN
6.250%, 05/15/2025 (A)	235	242
4.875%, 12/15/2027 (A)	297	289
4.625%, 12/15/2025 (A)	560	550
Korn Ferry
4.625%, 12/15/2027 (A)	3,475	3,423
LABL
10.500%, 07/15/2027 (A)	480	492
6.750%, 07/15/2026 (A)	640	642
Madison IAQ LLC
5.875%, 06/30/2029 (A)	510	463
4.125%, 06/30/2028 (A)	290	274
Masonite International
5.375%, 02/01/2028 (A)	508	518
MasTec
4.500%, 08/15/2028 (A)	825	836
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	3,612	3,810
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	1,180	1,125
Moog
4.250%, 12/15/2027 (A)	2,212	2,169
Nielsen Finance LLC
5.875%, 10/01/2030 (A)	661	640
5.625%, 10/01/2028 (A)	1,046	1,011
4.500%, 07/15/2029 (A)	160	144
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	6,292	5,835
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/2028 (A)	2,105	1,944
PGT Innovations
4.375%, 10/01/2029 (A)	233	219

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Roller Bearing of America
4.375%, 10/15/2029 (A)	$93	$90
Science Applications International
4.875%, 04/01/2028 (A)	4,064	3,966
Sensata Technologies
5.625%, 11/01/2024 (A)	80	84
4.375%, 02/15/2030 (A)	1,766	1,717
3.750%, 02/15/2031 (A)	2,203	2,049
Sensata Technologies BV
4.000%, 04/15/2029 (A)	1,025	984
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,779
Silver Airways LLC
13.000%, 12/31/2027	2,040	2,040
Spirit AeroSystems
7.500%, 04/15/2025 (A)	440	457
5.500%, 01/15/2025 (A)	240	247
4.600%, 06/15/2028	3,775	3,605
Standard Industries
4.750%, 01/15/2028 (A)	1,345	1,320
3.375%, 01/15/2031 (A)	208	184
Stericycle
3.875%, 01/15/2029 (A)	418	389
Stevens Holding
6.125%, 10/01/2026 (A)	370	382
Summit Materials LLC
5.250%, 01/15/2029 (A)	1,087	1,091
Terex
5.000%, 05/15/2029 (A)	300	297
Tervita
11.000%, 12/01/2025 (A)	1,437	1,638
TK Elevator US Newco
5.250%, 07/15/2027 (A)	200	198
TransDigm
8.000%, 12/15/2025 (A)	827	864
6.250%, 03/15/2026 (A)	5,519	5,678
5.500%, 11/15/2027	3,161	3,149
4.625%, 01/15/2029	860	812
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,099	2,151
TriMas
4.125%, 04/15/2029 (A)	437	411
Triumph Group
8.875%, 06/01/2024 (A)	500	534
7.750%, 08/15/2025	3,130	3,142
6.250%, 09/15/2024 (A)	115	114
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	250	257
5.500%, 08/15/2026 (A)	976	985
Tutor Perini
6.875%, 05/01/2025 (A)	10,254	10,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Uber Technologies
7.500%, 09/15/2027 (A)	$305	$326
6.250%, 01/15/2028 (A)	2,674	2,728
4.500%, 08/15/2029 (A)	424	406
United Airlines
4.625%, 04/15/2029 (A)	2,031	1,981
4.375%, 04/15/2026 (A)	4,530	4,518
United Rentals North America
5.500%, 05/15/2027	1,230	1,270
4.875%, 01/15/2028	775	791
3.875%, 02/15/2031	399	386
Wabash National
4.500%, 10/15/2028 (A)	325	308
Welbilt
9.500%, 02/15/2024	300	301
WESCO Distribution
7.250%, 06/15/2028 (A)	843	905
7.125%, 06/15/2025 (A)	556	582
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,990	2,162

		215,325

Information Technology — 3.8%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	690
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	4,158	3,908
Alliance Data Systems
4.750%, 12/15/2024 (A)	1,341	1,338
ams-OSRAM
7.000%, 07/31/2025 (A)	2,573	2,667
Austin BidCo
7.125%, 12/15/2028 (A)	2,365	2,312
Avaya
6.125%, 09/15/2028 (A)	6,310	6,073
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	372	352
Block
3.500%, 06/01/2031 (A)	380	357
Castle US Holding
9.500%, 02/15/2028 (A)	2,110	2,163
CDK Global
5.250%, 05/15/2029 (A)	553	567
CDW LLC
4.250%, 04/01/2028	420	414
3.250%, 02/15/2029	270	252
Ciena
4.000%, 01/31/2030 (A)	1,600	1,576
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	1,829	1,722
3.875%, 07/01/2028 (A)	1,195	1,129

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommScope
7.125%, 07/01/2028 (A)	$2,660	$2,509
4.750%, 09/01/2029 (A)	609	568
CommScope Finance LLC
8.250%, 03/01/2027 (A)	8,537	8,494
6.000%, 03/01/2026 (A)	970	993
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	4,498	4,400
5.000%, 03/15/2027 (A)	340	303
Condor Merger Sub
7.375%, 02/15/2030 (A)	4,101	3,940
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	552
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	985	992
Diebold Nixdorf
9.375%, 07/15/2025 (A)	1,469	1,521
Elastic
4.125%, 07/15/2029 (A)	3,619	3,320
Entegris
4.375%, 04/15/2028 (A)	1,372	1,345
3.625%, 05/01/2029 (A)	266	249
Gartner
4.500%, 07/01/2028 (A)	335	339
3.750%, 10/01/2030 (A)	83	81
3.625%, 06/15/2029 (A)	210	204
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,784	2,833
3.500%, 03/01/2029 (A)	2,263	2,143
II-VI
5.000%, 12/15/2029 (A)	5,991	5,985
Minerva Merger Sub
6.500%, 02/15/2030 (A)	917	883
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(E)	10,706	–
NCR
6.125%, 09/01/2029 (A)	735	763
5.750%, 09/01/2027 (A)	740	751
5.125%, 04/15/2029 (A)	378	374
5.000%, 10/01/2028 (A)	238	234
Nuance Communications
5.625%, 12/15/2026	173	178
ON Semiconductor
3.875%, 09/01/2028 (A)	853	846
Open Text Holdings
4.125%, 02/15/2030 (A)	4,029	3,858
Paysafe Finance
4.000%, 06/15/2029 (A)	4,382	3,813
Plantronics
4.750%, 03/01/2029 (A)	304	269
Presidio Holdings
4.875%, 02/01/2027 (A)	425	424

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PTC
4.000%, 02/15/2028 (A)	$3,416	$3,339
Seagate HDD Cayman
5.750%, 12/01/2034	2,672	2,790
3.375%, 07/15/2031	2,523	2,298
SS&C Technologies
5.500%, 09/30/2027 (A)	1,191	1,224
Switch
4.125%, 06/15/2029 (A)	159	152
3.750%, 09/15/2028 (A)	94	89
Synaptics
4.000%, 06/15/2029 (A)	2,780	2,680
Veritas US
7.500%, 09/01/2025 (A)	5,580	5,516
ViaSat
6.500%, 07/15/2028 (A)	4,535	4,184
5.625%, 09/15/2025 (A)	1,881	1,797
5.625%, 04/15/2027 (A)	1,250	1,249
Xerox Holdings
5.500%, 08/15/2028 (A)	442	441
5.000%, 08/15/2025 (A)	442	449

		104,892

Materials — 6.4%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	200	210
5.500%, 12/15/2027 (A)	200	208
Allegheny Technologies
5.875%, 12/01/2027	1,766	1,802
5.125%, 10/01/2031	137	133
4.875%, 10/01/2029	182	176
Arconic
6.125%, 02/15/2028 (A)	1,617	1,653
6.000%, 05/15/2025 (A)	395	407
Ashland LLC
6.875%, 05/15/2043	1,384	1,675
ASP Unifrax Holdings
7.500%, 09/30/2029 (A)	2,507	2,288
5.250%, 09/30/2028 (A)	3,778	3,617
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	701
3.375%, 02/15/2029 (A)	358	327
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,845	3,946
Ball
3.125%, 09/15/2031	2,288	2,101
Big River Steel LLC
6.625%, 01/31/2029 (A)	367	384
Carpenter Technology
6.375%, 07/15/2028	281	283
Chemours
5.750%, 11/15/2028 (A)	2,590	2,546

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 11/15/2029 (A)	$3,900	$3,612
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	250	244
4.625%, 03/01/2029 (A)	400	386
Constellium
5.875%, 02/15/2026 (A)	1,693	1,714
5.625%, 06/15/2028 (A)	775	780
3.750%, 04/15/2029 (A)	1,207	1,110
Cornerstone Chemical
6.750%, 08/15/2024 (A)	12,005	10,925
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,347
4.250%, 09/30/2026	2,602	2,666
CVR Partners
6.125%, 06/15/2028 (A)	4,395	4,422
Domtar
6.750%, 10/01/2028 (A)	3,090	3,087
Eldorado
6.250%, 09/01/2029 (A)	1,366	1,380
Element Solutions
3.875%, 09/01/2028 (A)	593	562
ERO Copper
6.500%, 02/15/2030 (A)	4,735	4,576
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,995	2,039
6.875%, 03/01/2026 (A)	430	442
6.500%, 03/01/2024 (A)	2,962	3,000
Forterra Finance LLC
6.500%, 07/15/2025 (A)	285	295
Freeport-McMoRan
5.450%, 03/15/2043	4,756	5,470
5.400%, 11/14/2034	1,443	1,622
4.625%, 08/01/2030	1,704	1,759
4.375%, 08/01/2028	1,090	1,104
4.125%, 03/01/2028	507	513
GCP Applied Technologies
5.500%, 04/15/2026 (A)	920	937
Glatfelter
4.750%, 11/15/2029 (A)	267	253
Greif
6.500%, 03/01/2027 (A)	580	599
Hecla Mining
7.250%, 02/15/2028	1,160	1,217
Hexion
7.875%, 07/15/2027 (A)	485	511
IAMGOLD
5.750%, 10/15/2028 (A)	2,440	2,227
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	1,373	1,404
Innophos Holdings
9.375%, 02/15/2028 (A)	2,800	2,979

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LSB Industries
6.250%, 10/15/2028 (A)	$2,485	$2,497
Methanex
5.125%, 10/15/2027	1,375	1,396
Mineral Resources
8.125%, 05/01/2027 (A)	3,845	4,063
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,565	4,554
New Gold
7.500%, 07/15/2027 (A)	290	302
6.375%, 05/15/2025 (A)	579	586
NMG Holding
7.125%, 04/01/2026 (A)	10,281	10,589
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(E)	3,290	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	1,105	1,108
5.000%, 05/01/2025 (A)	1,451	1,466
4.875%, 06/01/2024 (A)	535	542
4.250%, 05/15/2029 (A)	385	361
Novelis
4.750%, 01/30/2030 (A)	470	460
3.875%, 08/15/2031 (A)	144	133
3.250%, 11/15/2026 (A)	288	273
OI European Group BV
4.750%, 02/15/2030 (A)	2,951	2,826
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	594	616
6.375%, 08/15/2025 (A)	815	856
5.875%, 08/15/2023 (A)	1,135	1,155
PMHC II
9.000%, 02/15/2030 (A)	1,183	1,151
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	6,205	5,647
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	6,065	6,071
Reichhold Industries
9.000%cash/0% PIK, 05/01/2018 (A)(B)(E)	1,056	–
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	11,942	11,225
4.875%, 05/01/2028 (A)	3,336	3,161
Scotts Miracle-Gro
5.250%, 12/15/2026	121	124
4.500%, 10/15/2029	134	129
4.375%, 02/01/2032	366	338
4.000%, 04/01/2031	391	359
SunCoke Energy
4.875%, 06/30/2029 (A)	–	–
Tacora Resources
8.250%, 05/15/2026 (A)	2,275	2,238

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Taseko Mines
7.000%, 02/15/2026 (A)	$2,943	$2,943
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	983
5.125%, 04/01/2029 (A)	284	269
Tronox
4.625%, 03/15/2029 (A)	3,626	3,425
U.S. Steel
6.875%, 03/01/2029	1,617	1,661
Venator Finance Sarl
9.500%, 07/01/2025 (A)	1,716	1,845
5.750%, 07/15/2025 (A)	8,028	7,225
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	177	169
4.875%, 06/15/2027 (A)	390	390

		168,775

Real Estate — 1.3%
Diversified Healthcare Trust
9.750%, 06/15/2025	3,190	3,369
4.375%, 03/01/2031	1,760	1,511
Iron Mountain
5.250%, 03/15/2028 (A)	281	281
5.250%, 07/15/2030 (A)	1,065	1,057
5.000%, 07/15/2028 (A)	400	396
4.875%, 09/15/2027 (A)	2,933	2,937
4.875%, 09/15/2029 (A)	4,318	4,178
4.500%, 02/15/2031 (A)	424	396
Kennedy-Wilson
5.000%, 03/01/2031	170	165
4.750%, 03/01/2029	172	168
Lamar Media
4.000%, 02/15/2030	877	844
Outfront Media Capital LLC
5.000%, 08/15/2027 (A)	766	759
4.250%, 01/15/2029 (A)	3,800	3,625
Realogy Group LLC
5.250%, 04/15/2030 (A)	1,750	1,668
RHP Hotel Properties
4.750%, 10/15/2027	1,277	1,248
4.500%, 02/15/2029 (A)	362	342
SBA Communications
3.125%, 02/01/2029	2,279	2,117
Service Properties Trust
4.950%, 02/15/2027	3,858	3,588
3.950%, 01/15/2028	2,754	2,389
VICI Properties
4.625%, 12/01/2029 (A)	855	872
4.250%, 12/01/2026 (A)	687	694
4.125%, 08/15/2030 (A)	1,251	1,242
3.750%, 02/15/2027 (A)	885	878

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2025 (A)	$39	$39

		34,763

Telecommunication Services — 0.2%
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	3,167	3,222
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	2,095	1,985

		5,207

Utilities — 1.9%
AmeriGas Partners
5.875%, 08/20/2026	235	240
5.500%, 05/20/2025	500	509
Calpine
5.000%, 02/01/2031 (A)	275	255
4.625%, 02/01/2029 (A)	655	607
4.500%, 02/15/2028 (A)	4,738	4,624
3.750%, 03/01/2031 (A)	3,522	3,205
FirstEnergy
4.400%, 07/15/2027	2,742	2,840
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	2,746	2,800
NRG Energy
6.625%, 01/15/2027	1,306	1,350
5.250%, 06/15/2029 (A)	610	622
3.875%, 02/15/2032 (A)	1,758	1,630
3.625%, 02/15/2031 (A)	5,080	4,671
3.375%, 02/15/2029 (A)	250	232
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,060	2,011
PG&E
5.250%, 07/01/2030	3,204	3,183
5.000%, 07/01/2028	412	408
Pike
5.500%, 09/01/2028 (A)	4,320	4,158
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	3,642	3,637
Talen Energy Supply LLC
10.500%, 01/15/2026 (A)	1,615	727
7.625%, 06/01/2028 (A)	5	4
7.250%, 05/15/2027 (A)	520	463
6.625%, 01/15/2028 (A)	2,030	1,761
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(C)(D)	3,860	3,831
Vistra Operations LLC
5.625%, 02/15/2027 (A)	635	650
5.000%, 07/31/2027 (A)	4,395	4,428
4.375%, 05/01/2029 (A)	2,520	2,442

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 07/15/2029 (A)	$1,401	$1,419

		52,707

Total Corporate Obligations
(Cost $2,132,854) ($ Thousands)		2,056,667

LOAN PARTICIPATIONS — 10.2%
1236904 B.C. LTD., Initial Term Loan, 1st Lien
5.709%, LIBOR + 5.500%, 03/04/2027 (C)	4,047	3,981
19th Holdings, Term Loan B, 1st Lien
3.750%, 02/07/2029	2,645	2,612
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.250%, 05/08/2028	5,672	5,767
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 05/17/2028	597	566
Adient US LLC, Term B-1 Loan, 1st Lien
3.459%, 04/10/2028	517	515
AgroFresh, 1st Lien
7.250%, 12/31/2024 (C)	2,553	2,551
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.709%, LIBOR + 5.500%, 10/10/2025	427	424
5.604%, 10/10/2025	427	424
Alchemy US Holdco 1, LLC, Term Loan, 1st Lien
5.604%, 10/10/2025	842	837
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
6.250%, LIBOR + 5.250%, 12/31/2023	3,304	3,080
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.125%, LIBOR + 3.000%, 04/22/2026 (G)	1,375	1,244
American Trailer World Corp., Initial Term Loan, 1st Lien
4.040%, LIBOR + 3.750%, 03/03/2028	695	682
ANI Technologies, Term Loan, 1st Lien
7.000%, 12/15/2026	3,966	3,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
6.250%, LIBOR + 5.500%, 09/01/2027 (G)	$1,880	$1,871
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
6.250%, LIBOR + 5.500%, 09/01/2027 (G)	1,897	1,890
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, LIBOR + 3.500%, 03/11/2028 (E)	1,391	1,378
Arctic Canadian Diamond Company, 1st Lien
6.000%, 12/31/2024 (E)	173	172
Arctic Canadian Diamond Company, 2nd Lien
17.500%, 12/31/2027 (E)	1,691	1,691
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
4.442%, CME Term SOFR + 4.250%, 11/16/2027 (C)	1,853	1,844
ASP Unifrax Holdings, Inc., USD Term Loan, 1st Lien
3.974%, LIBOR + 3.750%, 12/12/2025 (G)	1,097	1,080
Autokiniton US Holdings Inc., Closing Date Term B Loan, 1st Lien
5.500%, LIBOR + 4.750%, 05/29/2028 (C)	1,967	1,952
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.090%, LIBOR + 3.000%, 06/02/2025	645	638
Blackhawk Network, Temr Loan, 2nd Lien
7.125%, 06/15/2026	2,412	2,388
BoardRiders Inc., Tranche A Loan, 1st Lien
9.000%, 10/23/2023	610	598
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024	2,923	2,865
Bright Bidco B.V., 2018 Refinancing Term B Loan
4.500%, 06/30/2024	1,924	1,446
Byju's, Term Loan, 1st Lien
6.250%, 11/24/2026 (G)	6,636	6,600
Carecentrix, Term Loan, 1st Lien
4.724%, 04/03/2025 (C)	1,353	1,340
Carestream Health, Extended Loan, 2nd Lien
13.500%, 08/08/2023 (C)	4,473	4,026
Carestream, Extended Loan, 1st Lien
7.750%, 05/08/2023 (C)	1,989	1,989

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CBAC Borrower LLC, Term B Loan, 1st Lien
4.209%, 07/08/2024 (C)	$2,603	$2,556
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 12/17/2027	294	291
Cenveo Corporation, Exit Term Loan, 1st Lien
8.500%, 06/23/2026	3,911	3,838
Cincinnati Bell, Term Loan B-2, 1st Lien
3.750%, 11/22/2028	180	178
Claire's Stores, Inc., Initial Term Loan, 1st Lien
6.605%, LIBOR + 6.500%, 12/18/2026	2,011	1,987
Clarios Global, Term Loan, 1st Lien
3.459%, 04/30/2026	972	961
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
5.209%, LIBOR + 5.000%, 01/04/2026	4,771	4,548
Culligan, Delayed Term Loan, 1st Lien
0.000%, 07/31/2028 (G)	221	219
Culligan, Term Loan B, 1st Lien
0.000%, 07/31/2028 (G)	974	966
Delta Topco, Inc., Initial Term Loan, 2nd Lien
4.750%, LIBOR + 3.750%, 10/20/2027	1,940	1,929
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 10/04/2028	585	577
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 08/02/2027	802	799
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
8.500%, 07/02/2024 (E)	1,036	1,021
DMT Solutions Global Corporation, Term Loan, 1st Lien
8.500%, 07/02/2024	1,017	1,002
East Valley Tourist Development Authority , Term Loan, 1st Lien
8.500%, LIBOR + 8.000%, 11/23/2026 (E)	4,746	4,734
Emerald Expositions Holding, Inc., Initial Term Loan, 1st Lien
2.709%, 05/22/2024	1,691	1,631
Endo Luxembourg, Term Loan, 1st Lien
5.750%, 03/27/2028 (C)	1,391	1,342

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Enterprise Development Authority, Term B Loan, 1st Lien
4.000%, LIBOR + 3.250%, 03/12/2028 (C)(E)	$4,834	$4,813
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.724%, LIBOR + 3.500%, 04/06/2026 (G)	13,353	9,682
Epic Crude Services, LP, Term Loan, 1st Lien
5.508%, LIBOR + 5.000%, 03/02/2026	1,653	1,362
Epic Y-Grade Services, 1st Lien
7.000%, 06/30/2027 (G)	10,094	8,490
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
5.750%, LIBOR + 5.000%, 09/25/2026	4,007	3,998
First Student Bidco Inc., Initial Term B Loan, 1st Lien
4.500%, LIBOR + 4.000%, 12/11/2028 (G)	427	421
First Student Bidco Inc., Initial Term C Loan, 1st Lien
4.500%, LIBOR + 4.000%, 12/14/2028 (G)	158	155
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
9.500%, LIBOR + 8.000%, 06/30/2027 (E)	418	416
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 08/18/2028	798	794
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, LIBOR + 4.250%, 03/14/2025 (G)	789	784
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.500%, 01/29/2026	7,585	7,523
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, LIBOR + 3.000%, 08/04/2027	539	533
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
5.500%, LIBOR + 4.500%, 10/27/2027	343	342
4.750%, LIBOR + 4.000%, 10/29/2027	161	160

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Gulf Finance, LLC, Term Loan, 1st Lien
7.750%, 08/25/2026 (G)	$3,797	$3,504
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 12/16/2024	477	462
Hoffmaster Group Inc, Tranche B-1 Term Loan, 1st Lien
5.000%, 11/21/2023 (C)	924	858
Husky Injection Molding Systems Ltd., Initial Term Loan, 1st Lien
3.354%, LIBOR + 3.000%, 03/28/2025	1,930	1,890
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.209%, LIBOR + 3.000%, 05/01/2026	643	635
Ivanti Software, Inc., 2021 Specified Refinancing Term Loan, 1st Lien
5.000%, 12/01/2027	2,682	2,641
Ivanti Software, Inc., First Amendment Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 12/01/2027	529	519
JC Penney, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (B)(E)	3,751	—
Journey Personal Care, 1st Lien
5.000%, 03/01/2028 (C)	3,751	3,564
Jump Financial, LLC, Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 08/07/2028	4,230	4,146
Knight Energy Services
8.500%, 02/09/2024 (C)(E)	84	—
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.000%, LIBOR + 6.250%, 04/21/2027	3,856	3,747
LABL, Inc., Initial Dollar Term Loan, 1st Lien
5.500%, LIBOR + 5.000%, 10/29/2028 (G)	493	489
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
6.214%, 10/01/2024 (C)	9,729	9,549
Lightstone Holdco LLC, Refinancing Term B Loan
4.750%, 01/30/2024	2,151	1,788
Lightstone Holdco LLC, Refinancing Term C Loan
4.750%, 01/30/2024	121	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Madison IAQ LLC, Initial Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 08/18/2028	$442	$434
Magnite, Inc., Initial Term Loan, 1st Lien
5.810%, LIBOR + 5.000%, 04/28/2028 (C)	1,150	1,145
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
8.375%, Euribor + 3.250%, 02/16/2025	7,316	7,139
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
3.356%, LIBOR + 3.250%, 04/03/2024	2,034	1,997
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.750%, 08/18/2028	1,885	1,863
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
4.195%, CME Term SOFR + 4.000%, 03/01/2029	1,052	1,036
MED ParentCo, LP, Initial Term Loan, 1st Lien
5.500%, Prime Rate + 2.250%, 08/24/2026	1,113	1,104
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
3.750%, LIBOR + 3.250%, 10/23/2028 (E)(G)	1,079	1,068
MLN US HoldCo LLC, Term B Loan, 1st Lien
4.608%, LIBOR + 4.500%, 11/30/2025	1,161	1,123
Monitronics International Inc., Term Loan, 1st Lien
7.750%, 03/29/2024	383	317
Mountaineer Merger Corp, Term Loan, 1st Lien
7.750%, 10/26/2028	2,545	2,469
MultiPlan, Term Loan, 1st Lien
4.758%, 09/01/2028	1,378	1,337
Naked Juice/Tropicana, Term Loan, 2nd Lien
6.500%, 01/24/2030	2,015	2,021
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
6.750%, LIBOR + 6.250%, 11/05/2029	1,140	1,128
Nine West Holdings Inc., Term Loan
8.224%, 03/20/2024 (C)	677	555
8.214%, 03/20/2024 (G)	1,211	992

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.209%, LIBOR + 3.000%, 10/01/2025	$732	$723
Olympus Water US Holding Corporation, Initial Dollar Term Loan, 1st Lien
4.250%, LIBOR + 3.750%, 11/09/2028	273	269
Optiv Inc., Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.250%, 02/01/2024	459	453
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
5.750%, LIBOR + 5.000%, 08/30/2028	3,016	2,997
5.000%, LIBOR + 4.000%, 08/31/2028	151	150
Osmosis Buyer Limited, Term Loan, 1st Lien
0.000%, 09/15/2028 (G)	396	393
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 09/24/2028	195	192
Padagis LLC, Term B Loan, 1st Lien
5.250%, LIBOR + 4.750%, 07/06/2028	1,279	1,269
Park River Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 12/28/2027 (C)	230	226
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, LIBOR + 3.250%, 03/03/2028	640	635
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
6.459%, LIBOR + 6.250%, 11/15/2028	442	438
Plantronics, Inc., Initial Term B Loan, 1st Lien
2.709%, LIBOR + 2.500%, 07/02/2025 (C)	362	351
Polymer Additives, Inc., 1st Lien
6.299%, 07/31/2025 (C)	7,781	7,598
Prince International/Chromaflo/Ferro2, Term Loan B, 1st Lien
4.301%, CME Term SOFR + 4.250%, 12/22/2028	2,515	2,475
Quest Software US Holdings Inc., Term Loan, 2nd Lien
8.150%, 02/01/2030	1,165	1,139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 09/07/2023 (B)(E)(G)	$7,980	$4,420
S&S Holdings LLC, Initial Term Loan, 1st Lien
5.500%, LIBOR + 5.000%, 03/11/2028 (C)	1,642	1,625
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
4.000%, LIBOR + 3.500%, 12/17/2027	125	123
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
4.000%, LIBOR + 3.500%, 12/17/2027	199	196
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority)
8.500%, 08/10/2023 (C)	132	126
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority), 1st Lien
8.500%, LIBOR + 7.500%, 08/10/2023 (C)	551	529
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
5.000%, LIBOR + 4.500%, 12/08/2028	327	310
SIJ LLC, 1st Lien
10.000%, 07/15/2026 (C)(E)	1,705	1,671
Skillsoft Finance II, Inc., Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 07/14/2028	328	328
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
4.709%, LIBOR + 4.500%, 12/22/2025	2,752	2,634
Spirit Aerosystems, Term Loan, 1st Lien
4.250%, 01/15/2025	221	220
SPX Flow
0.000%, 01/13/2023 (G)	3,891	3,891
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.317%, LIBOR + 5.000%, 04/16/2026	6,318	5,984
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
3.750%, LIBOR + 3.250%, 11/01/2028	158	157
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.500%, LIBOR + 3.750%, 10/01/2026	1,524	1,515

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SWF Holdings I Corp., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.000%, 10/06/2028	$2,610	$2,532
Syniverse Holdings, Inc., Initial Term Loan, 2nd Lien
10.000%, LIBOR + 9.000%, 03/11/2024	1,998	1,915
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, LIBOR + 5.000%, 03/09/2023	12,080	11,844
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, LIBOR + 2.750%, 02/06/2024	8,049	7,666
Thryv, Inc., Term Loan
9.500%, 03/01/2026 (C)	608	611
Thryv, Inc., Term Loan, 1st Lien
9.500%, 03/01/2026 (C)	1,162	1,167
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
8.000%, LIBOR + 7.250%, 12/01/2028	94	93
4.040%, CME Term SOFR + 3.750%, 11/22/2028	332	330
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 01/31/2025 (C)	1,839	1,223
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
2.500%, LIBOR + 1.500%, 02/28/2025 (G)	819	840
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.132%, LIBOR + 5.000%, 05/29/2026 (G)	1,747	1,424
Traverse Midstream Partners LLC, Advance, 1st Lien
4.280%, SOFR + 4.250%, 09/27/2024	887	883
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 05/07/2028	34	33
3.750%, LIBOR + 3.000%, 04/23/2028	347	338
Tutor Perini Corporation, Term Loan, 1st Lien
4.000%, LIBOR + 3.500%, 07/30/2027 (C)	3,679	3,670

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.209%, LIBOR + 5.000%, 06/26/2026	$729	$699
Valeant, Term Loan B, 1st Lien
0.000%, 01/27/2027 (G)	3,705	3,662
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.498%, LIBOR + 4.000%, 08/20/2025	2,694	2,640
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
3.800%, 10/19/2027	788	780
Wilsonart LLC, Tranche E Term Loan, 1st Lien
4.500%, LIBOR + 3.500%, 12/31/2026	—	—
Wok Holdings Inc., Initial Term Loan, 1st Lien
6.355%, LIBOR + 6.250%, 03/01/2026 (C)	1,133	1,116
Woodford Express LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 02/14/2025	3,816	3,766

Total Loan Participations
(Cost $281,306) ($ Thousands)		278,338

ASSET-BACKED SECURITIES — 8.5%
Other Asset-Backed Securities — 8.5%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.735%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(C)(E)(H)	835	29
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.841%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(C)(E)	2,304	2,004
B&M CLO, Ser 2014-1A, Cl E
5.991%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(C)(E)	2,626	1,904
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(E)(I)	4,614	277
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(E)(F)(I)	4,378	2,714
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(E)(I)	6,380	5,503
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(E)(I)	10,431	8,136

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(E)(I)	$8,633	$5,827
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (E)(I)	6,147	5,286
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(C)(E)(I)	3,572	2,965
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (E)(I)	8,543	7,539
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(E)(F)(I)	2,640	673
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(E)(J)(L)	7	3,129
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(E)(J)(L)	3,363	1,858
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(E)(J)(L)	6,413	–
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (E)(I)	10,301	5,099
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(E)(I)	9,535	4,195
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(E)(I)	9,035	133
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(E)(F)(I)	9,000	4,680
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(E)(I)	10,939	6,016
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(E)(I)	10,091	4,945
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(C)(E)(I)	6,857	4,320
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(E)(I)	6,048	4,655
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(E)(I)	3,469	3,305
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (E)(I)	7,870	6,302
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(E)(I)	3,653	1,498
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(E)(I)	5,673	2,383
CVP Cascade CLO, Ser 2014-2A, Cl E
6.041%, ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(C)(E)	2,635	295

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB(F)
0.000%, 10/25/2028 (A)(C)(E)(I)	$21,812	$9,597
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(E)(I)	6,015	3,699
Great Lakes CLO, Ser 2017-1A, Cl ER
7.741%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(C)(E)	3,376	3,305
Great Lakes CLO, Ser 2018-1A, Cl ER
7.601%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(C)(E)	4,328	4,166
Great Lakes CLO, Ser 2018-1A, Cl FR
10.241%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(C)(E)	1,595	1,459
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(C)(E)(I)	1,149	1,089
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.311%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(C)(E)	2,886	2,665
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(C)(E)(I)	2,164	1,206
LCM Ltd
0.000%, 01/20/2032 (E)(I)	1,998	1,575
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(E)(I)	4,865	3,114
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
6.108%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(C)(E)	3,201	3,105
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(E)(I)	5,235	2,722
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(E)(I)	1,780	1,353
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(E)	23	17
Neuberger Berman Loan Advisers CLO 38
0.000%, 10/20/2032 (E)(I)	5,458	4,468
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (E)(F)(I)	5,795	4,850
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032 (E)(I)	3,394	2,790
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E(F)
6.308%, ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(C)(E)	3,057	3,028

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
7.454%, ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(C)(E)	$2,981	$2,906
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(E)(I)	9,028	4,604
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
7.634%, ICE LIBOR USD 3 Month + 7.380%, 04/20/2030 (A)(C)(E)	4,200	3,872
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(C)(E)(I)	3,012	1,898
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(C)(E)(I)	1,876	1,935
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (E)(I)	7,945	6,594
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (E)(I)	6,412	385
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(C)(E)(I)	3,251	2,357
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(E)(I)	13,119	10,299
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(E)(I)	7,377	5,016
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(C)(E)(I)	5,509	3,719
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(C)(E)(I)	5,959	4,112
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (E)(I)	8,523	5,625
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(E)(I)	15,819	6,644
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(E)(I)	2,950	1,121
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(E)(I)	2,865	1,117
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(E)(I)	5,750	2,760
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (E)(I)	7,797	7,378
Wind River
0.000%, (E)(I)	11,611	9,434
		231,654

Total Asset-Backed Securities
(Cost $140,554) ($ Thousands)		231,654

	Shares
COMMON STOCK — 1.6%
21st Century Oncology *(E)(F)	22,017	222
Aquity Equity *(E)	89,545	1,007

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arctic Canadian Diamond Co *(E)	1,633	$—
Battalion Oil Corp *	414	8
Berry Corp	445,831	4,458
Cenveo Corp *(E)	146,717	1,052
CHC Group LLC *	1,444	—
Chesapeake Energy Corp	641	50
Civitas Resources Inc	55,129	2,782
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	1,291
EP Energy Corp *	25,685	2,414
Frontier Communications Parent Inc *	24,698	680
Guitar Center *(E)(F)	24,502	4,312
Gulfport Energy Corp *	14,736	1,016
Gymboree Corp *(E)	18,542	—
Gymboree Holding Corp *(E)	52,848	—
iHeartMedia Inc, Cl A *	63,646	1,365
Knight Energy Services LLC *(E)(J)	2,205	—
Magnachip Semiconductor Corp *	38,119	694
Medical Card Systems *(E)	395,653	236
Monitronics International Inc *(E)(F)	381,412	2,929
MYT Holding LLC *(E)(F)	461,765	1,122
Neiman Marcus Group *(E)	10,950	1,752
Nine West *(E)	163,718	93
Noble Corp *	24,510	631
Oasis Petroleum Inc	11,342	1,503
Parker Drilling *(E)	5,140	23
Parker Drilling Co *(E)	138,594	624
Penney Borrower LLC *	31,845	374
Propco Certificates *(E)	238,837	3,742
Reichhold Industries *(E)(F)	1,755	3,391
Rue 21 *	2,551	948
SandRidge Energy Inc *	11,510	154
Valaris *	10,890	444
Valaris Ltd *	4,390	179
VICI Properties Inc ‡	104,293	2,916
Whiting Petroleum Corp	7,372	544
Windstream Services *	46,229	821

Total Common Stock
(Cost $40,096) ($ Thousands)		43,777

PREFERRED STOCK — 0.4%
BoardRiders *(E)(F)(I)	336,591	414
Bowlero *(E)(I)	1,940	1,940
Claire's Stores Inc *(E)(F)(I)	1,414	1,721
Crestwood Equity Partners, 9.250% (D)(K)	224,639	2,161
FHLMC *(D)(I)	29,819	103
FNMA *(D)(I)	43,993	148
Foresight *(E)(I)	60,593	909
Guitar Center Inc *(E)(F)(I)	782	76
Gulfport Energy *(E)(I)	41	204

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Ladenburg Thalmann Financial Services, 6.500% *	102,399	$1,792
MPLX, 8.462% *(D)(E)(F)	41,696	1,459
MYT Holding LLC, 10.000%	516,164	542

Total Preferred Stock
(Cost $10,810) ($ Thousands)		11,469

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.3%
Air Canada
4.000% , 07/01/2025	$400	578
DISH Network
3.375% , 08/15/2026	804	729
Liberty Media
3.750% , 02/15/2030	3,728	2,722
Liberty Media
4.000% , 11/15/2029	2,170	1,475
Pebblebrook Hotel Trust
1.750% , 12/15/2026	1,275	1,413

Total Convertible Bonds
(Cost $6,594) ($ Thousands)		6,917

	Number of Warrants
WARRANTS — 0.1%
Carestream
Strike Price $0.00 *‡‡(E)	84	–
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $32.13 *	3,486	166
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $27.63 *	3,138	163
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $36.18 *	3,317	144
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(E)(F)	5,960	502
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(E)(F)	6,486	330
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(E)(F)	526	27
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(E)(F)	6,679	127
Noble Corp, Expires 02/05/2028
Strike Price $0.01 *	36,606	316

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
SandRidge Energy Inc, Expires 10/07/2022
Strike Price $41.34 *	9,764	$–
SandRidge Energy Inc, Expires 10/07/2022
Strike Price $42.03 *	4,110	–
Windstream Services
Strike Price $0.00 *‡‡	50,968	841

Total Warrants
(Cost $1,295) ($ Thousands)		2,616

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	47,727,503	47,728

Total Cash Equivalent
(Cost $47,728) ($ Thousands)		47,728

Total Investments in Securities — 98.7%
(Cost $2,661,237) ($ Thousands)		$2,679,166

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2022, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HYSS37V1.5Y	Sell	5.00%	Quarterly	12/20/2026	(11,890)	$675	$719	$(44)

Percentages are based on Net Assets of $2,714,773 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $1,770,241 ($ Thousands), representing 65.2% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of February 28, 2022 was $43,248 ($ Thousands) and represented 1.6% of the Net Assets of the Fund.

(G)	Unsettled bank loan. Interest rate may not be available.
(H)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(I)	No interest rate available.
(J)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.
(K)	Security is a Master Limited Partnership. At February 28, 2022, such securities amounted to $2,161 ($ Thousands), or 0.1% of the Net Assets of the Fund.
(L)	Zero coupon security.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
PIK — Payment in-Kind
Ser — Series
ULC — Unlimited Liability Company
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	2,055,536	1,131	2,056,667
Loan Participations	–	256,954	21,384	278,338
Asset-Backed Securities	–	–	231,654	231,654
Common Stock	20,498	2,774	20,505	43,777
Preferred Stock	2,851	1,895	6,723	11,469
Convertible Bonds	–	6,917	–	6,917
Warrants	144	1,486	986	2,616
Cash Equivalent	47,728	–	–	47,728
Total Investments in Securities	71,221	2,325,562	282,383	2,679,166

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(44)	–	(44)
Total Other Financial Instruments	–	(44)	–	(44)

*Swap contracts are valued at the unrealized depreciation on the instrument.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

High Yield Bond Fund (Concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2021	$5,245	$38,894	$302,772	21,934	$3,344	$1,578
Accrued discounts/premiums	(42)	(44)	(780)	—	—	—
Realized gain/(loss)	20	47	9,434	2,581	116	—
Change in unrealized appreciation/(depreciation)	161	501	20,200	(2,606)	564	153
Purchases	60	4,267	10,421	—	1,940	—
Sales	(76)	(7,968)	(110,393)	(3,156)	(150)	—
Net transfer into Level 3	—	2,398	—	2,089	909	—
Net transfer out of Level 3	(4,237)	(16,711)	—	(337)	—	(745)
Ending Balance as of February 28, 2022	$1,131	$21,384	$231,654	$20,505	$6,723	$986
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(2,153)	$560	$24,336	$(3,879)	$372	$153

For the period ended February 28, 2022, there were transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$74,591	$765,563	$(792,428)	$2	$—	$47,728	47,727,503	$6	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 63.0%
Communication Services — 9.2%
Alphabet
2.250%, 08/15/2060	$380	$303
America Movil
6.375%, 03/01/2035	245	316
6.125%, 03/30/2040	475	606
AT&T
5.150%, 02/15/2050	840	961
4.750%, 05/15/2046	550	610
4.500%, 05/15/2035	2,685	2,940
3.800%, 12/01/2057	7,000	6,567
3.650%, 09/15/2059	2,411	2,187
3.550%, 09/15/2055	2,940	2,666
3.500%, 09/15/2053	4,341	3,969
Bell Canada
4.464%, 04/01/2048	550	601
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,908	2,280
6.384%, 10/23/2035	1,945	2,325
5.750%, 04/01/2048	1,190	1,315
5.375%, 05/01/2047	2,361	2,491
4.800%, 03/01/2050	410	401
3.900%, 06/01/2052	625	544
3.850%, 04/01/2061	600	498
3.500%, 06/01/2041	205	177
Charter Communications Operating LLC/ Charter Communications Operating
3.700%, 04/01/2051	430	361
Comcast
4.250%, 01/15/2033	250	273
4.049%, 11/01/2052	845	886
3.999%, 11/01/2049	363	369
3.969%, 11/01/2047	2,963	3,012
3.900%, 03/01/2038	1,095	1,115
2.987%, 11/01/2063 (A)	2,028	1,688
2.937%, 11/01/2056 (A)	4,623	3,891
2.887%, 11/01/2051 (A)	1,451	1,259
Discovery Communications LLC
5.300%, 05/15/2049	175	190
5.200%, 09/20/2047	549	587
4.650%, 05/15/2050	380	388
4.000%, 09/15/2055	890	809
Fox
5.576%, 01/25/2049	170	205
Level 3 Financing
3.875%, 11/15/2029 (A)	940	898
Paramount Global
5.850%, 09/01/2043	1,475	1,759
4.850%, 12/15/2034	825	867
4.375%, 03/15/2043	20	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rogers Communications
5.000%, 03/15/2044	$442	$479
4.500%, 03/15/2043	257	267
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,200	1,254
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	560	513
Time Warner Cable LLC
7.300%, 07/01/2038	375	469
6.750%, 06/15/2039	375	455
6.550%, 05/01/2037	745	895
5.875%, 11/15/2040	395	442
5.500%, 09/01/2041	760	810
4.500%, 09/15/2042	450	424
T-Mobile USA
3.600%, 11/15/2060 (A)	615	538
3.400%, 10/15/2052 (A)	1,045	926
3.300%, 02/15/2051	475	414
3.000%, 02/15/2041	1,780	1,543
Verizon Communications
4.522%, 09/15/2048	350	393
4.500%, 08/10/2033	2,825	3,139
4.400%, 11/01/2034	900	992
3.700%, 03/22/2061	1,578	1,504
3.550%, 03/22/2051	1,723	1,669
3.400%, 03/22/2041	4,885	4,704
2.987%, 10/30/2056	2,702	2,304
2.650%, 11/20/2040	170	148
ViacomCBS
4.950%, 05/19/2050	378	413
Vodafone Group PLC
5.250%, 05/30/2048	1,386	1,589
5.000%, 05/30/2038	230	261
4.875%, 06/19/2049	541	601
4.375%, 02/19/2043	315	320
4.250%, 09/17/2050	770	788
Walt Disney
7.625%, 11/30/2028	1	1
6.550%, 03/15/2033	950	1,236
3.600%, 01/13/2051	3,620	3,663
3.500%, 05/13/2040	435	433
2.750%, 09/01/2049	532	465

		84,386

Consumer Discretionary — 1.9%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	675	710
Amazon.com
4.950%, 12/05/2044	1,664	2,064
4.050%, 08/22/2047	491	547
3.100%, 05/12/2051	1,620	1,566
2.875%, 05/12/2041	687	656

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 06/03/2060	$570	$486
2.500%, 06/03/2050	185	160
Aptiv PLC
5.400%, 03/15/2049	544	639
Dollar Tree
3.375%, 12/01/2051	265	238
eBay
3.650%, 05/10/2051	369	346
General Motors
6.600%, 04/01/2036	175	217
6.250%, 10/02/2043	155	188
5.950%, 04/01/2049	555	663
5.150%, 04/01/2038	180	195
5.000%, 04/01/2035	80	87
Home Depot
4.250%, 04/01/2046	830	915
4.200%, 04/01/2043	250	276
3.900%, 06/15/2047	607	644
3.350%, 04/15/2050	470	460
Lowe's
4.050%, 05/03/2047	305	313
3.700%, 04/15/2046	675	657
3.000%, 10/15/2050	710	617
Massachusetts Institute of Technology
5.600%, 07/01/2111	435	655
McDonald's MTN
4.600%, 05/26/2045	650	712
4.450%, 03/01/2047	1,325	1,453
3.625%, 09/01/2049	275	270
Starbucks
4.450%, 08/15/2049	305	325
3.350%, 03/12/2050	510	463
Target
2.950%, 01/15/2052	145	137
XLIT
5.250%, 12/15/2043	587	745

		17,404

Consumer Staples — 4.5%
Alcon Finance
3.800%, 09/23/2049 (A)	325	317
Altria Group
5.950%, 02/14/2049	785	872
5.800%, 02/14/2039	150	164
5.375%, 01/31/2044	285	297
4.450%, 05/06/2050	250	229
4.000%, 02/04/2061	805	670
3.875%, 09/16/2046	980	842
3.700%, 02/04/2051	630	515
3.400%, 02/04/2041	810	671
2.450%, 02/04/2032	325	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	$5,745	$6,492
4.700%, 02/01/2036	4,440	4,948
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,191	1,475
4.750%, 04/15/2058	145	160
4.600%, 04/15/2048	990	1,085
4.439%, 10/06/2048	1,527	1,634
4.375%, 04/15/2038	445	478
4.350%, 06/01/2040	151	161
Bacardi
5.300%, 05/15/2048 (A)	480	570
BAT Capital
5.282%, 04/02/2050	245	249
4.758%, 09/06/2049	500	473
4.540%, 08/15/2047	1,550	1,431
4.390%, 08/15/2037	1,675	1,605
3.734%, 09/25/2040	695	599
Baylor Scott & White Holdings
2.839%, 11/15/2050	35	31
Bimbo Bakeries USA
4.000%, 05/17/2051 (A)	365	362
City of Hope
4.378%, 08/15/2048	650	749
Coca-Cola
2.875%, 05/05/2041	480	455
Constellation Brands
4.100%, 02/15/2048	565	568
Fomento Economico Mexicano
3.500%, 01/16/2050	510	478
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	647	576
Indiana University Health Obligated Group
2.852%, 11/01/2051	350	321
JBS USA LUX
4.375%, 02/02/2052 (A)	930	832
3.000%, 05/15/2032 (A)	952	840
Kraft Heinz Foods
5.000%, 06/04/2042	540	595
4.875%, 10/01/2049	80	89
Kroger
4.450%, 02/01/2047	1,695	1,845
3.950%, 01/15/2050	500	513
MedStar Health
3.626%, 08/15/2049	530	523
Nestle Holdings
3.900%, 09/24/2038 (A)	815	888
Philip Morris International
4.500%, 03/20/2042	830	865
4.250%, 11/10/2044	15	16

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 08/21/2042	$640	$621
Reynolds American
5.850%, 08/15/2045	335	363
Roche Holdings
2.607%, 12/13/2051 (A)	1,115	987
Stanford Health Care
3.027%, 08/15/2051	380	355
University of Southern California
5.250%, 10/01/2111	1,065	1,461
Walmart
2.650%, 09/22/2051	285	261

		40,821

Energy — 6.9%
BG Energy Capital
5.125%, 10/15/2041 (A)	205	245
BP Capital Markets America
3.379%, 02/08/2061	665	586
3.060%, 06/17/2041	685	614
3.001%, 03/17/2052	545	463
3.000%, 02/24/2050	5	4
2.939%, 06/04/2051	3	3
2.772%, 11/10/2050	1,305	1,090
2.721%, 01/12/2032	260	249
Burlington Resources LLC
7.200%, 08/15/2031	20	27
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	395
Chevron
3.078%, 05/11/2050	514	495
Columbia Pipeline Group
5.800%, 06/01/2045	355	424
Conoco Funding
7.250%, 10/15/2031	290	397
ConocoPhillips
5.900%, 05/15/2038	1,288	1,660
4.875%, 10/01/2047 (A)	190	227
4.850%, 08/15/2048 (A)	270	320
4.300%, 11/15/2044	1,015	1,115
3.800%, 03/15/2052	455	462
Devon Energy
7.950%, 04/15/2032	10	14
5.600%, 07/15/2041	155	181
5.000%, 06/15/2045	95	106
4.750%, 05/15/2042	420	452
El Paso Natural Gas
8.375%, 06/15/2032	155	207
Energy Transfer
6.500%, 02/01/2042	55	65
6.250%, 04/15/2049	255	294
6.125%, 12/15/2045	1,113	1,249
6.000%, 06/15/2048	35	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, 10/01/2043	$1,320	$1,459
5.800%, 06/15/2038	45	50
5.400%, 10/01/2047	2,120	2,269
5.350%, 05/15/2045	520	550
5.300%, 04/15/2047	580	606
5.150%, 02/01/2043	90	90
5.150%, 03/15/2045	200	204
4.900%, 03/15/2035	1,000	1,044
Eni SpA
5.700%, 10/01/2040 (A)	340	403
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,055	1,346
6.125%, 10/15/2039	325	400
5.700%, 02/15/2042	540	642
5.100%, 02/15/2045	400	447
4.950%, 10/15/2054	545	604
4.900%, 05/15/2046	1,310	1,441
4.850%, 03/15/2044	290	316
4.250%, 02/15/2048	190	193
4.200%, 01/31/2050	365	367
3.700%, 01/31/2051	115	107
3.300%, 02/15/2053	255	223
EOG Resources
4.950%, 04/15/2050	414	503
EQM Midstream Partners
6.500%, 07/15/2048	500	488
Equinor
3.950%, 05/15/2043	480	506
3.625%, 04/06/2040	930	956
Exxon Mobil
4.227%, 03/19/2040	320	352
3.452%, 04/15/2051	4,079	4,032
3.095%, 08/16/2049	190	177
Hess
5.800%, 04/01/2047	320	383
5.600%, 02/15/2041	440	505
Kinder Morgan
5.550%, 06/01/2045	645	740
5.300%, 12/01/2034	2,406	2,698
5.050%, 02/15/2046	40	43
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	768
5.000%, 08/15/2042	700	735
Lundin Energy Finance BV
3.100%, 07/15/2031 (A)	345	329
Marathon Petroleum
6.500%, 03/01/2041	193	244
4.750%, 09/15/2044	65	68
Motiva Enterprises
6.850%, 01/15/2040 (A)	820	939
MPLX
5.500%, 02/15/2049	120	137

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/15/2038	$480	$494
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	291
Occidental Petroleum
6.574%, 10/10/2036 (B)	3,581	1,917
4.300%, 08/15/2039	536	507
Petroleos Mexicanos
6.950%, 01/28/2060	382	317
6.350%, 02/12/2048	745	596
Petroleos Mexicanos MTN
6.750%, 09/21/2047	670	556
Phillips 66
5.875%, 05/01/2042	260	328
4.875%, 11/15/2044	825	938
Phillips 66 Partners
4.900%, 10/01/2046	1,284	1,420
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	625	602
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,135	1,158
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	550	615
4.682%, 05/01/2038 (A)	360	400
Shell International Finance BV
6.375%, 12/15/2038	1,127	1,534
5.500%, 03/25/2040	435	549
4.550%, 08/12/2043	635	724
4.375%, 05/11/2045	1,365	1,512
3.750%, 09/12/2046	254	266
3.000%, 11/26/2051	120	109
Suncor Energy
6.800%, 05/15/2038	520	680
3.750%, 03/04/2051	310	297
Texas Eastern Transmission
7.000%, 07/15/2032	575	740
4.150%, 01/15/2048 (A)	565	579
TotalEnergies Capital International
3.386%, 06/29/2060	50	46
3.127%, 05/29/2050	1,430	1,321
TransCanada PipeLines
7.250%, 08/15/2038	1,070	1,482
4.875%, 05/15/2048	195	222
4.750%, 05/15/2038	380	417
4.625%, 03/01/2034	870	949
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	880	1,030
4.600%, 03/15/2048	536	578
4.450%, 08/01/2042	560	589
Williams
7.500%, 01/15/2031	310	398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.600%, 03/15/2031	$380	$359

		63,267

Financials — 10.8%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,617	2,129
Allstate
4.500%, 06/15/2043	150	169
American International Group
4.800%, 07/10/2045	55	63
4.750%, 04/01/2048	165	190
4.700%, 07/10/2035	40	45
4.500%, 07/16/2044	1,455	1,614
4.375%, 06/30/2050	395	437
4.375%, 01/15/2055	50	54
3.875%, 01/15/2035	50	52
Aon
3.900%, 02/28/2052	1,014	1,018
Arthur J Gallagher
3.500%, 05/20/2051	435	409
ASB Bank
2.375%, 10/22/2031 (A)	540	509
Athene Holding
3.450%, 05/15/2052	500	438
Bank of America
6.110%, 01/29/2037	660	821
6.000%, 10/15/2036	2,245	2,844
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (C)	1,505	1,442
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (C)	305	299
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (C)	940	836
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (C)	65	63
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (C)	585	554
Bank of America MTN
5.875%, 02/07/2042	1,870	2,424
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (C)	765	849
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (C)	1,650	1,770
4.078%, ICE LIBOR USD 3 Month + 1.320%, 04/23/2040 (C)	1,000	1,046
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (C)	440	461
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (C)	290	255
Berkshire Hathaway
4.500%, 02/11/2043	218	249

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
4.400%, 05/15/2042	$1,300	$1,462
4.200%, 08/15/2048	880	974
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	869	1,149
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	978	1,164
Chubb INA Holdings
6.700%, 05/15/2036	627	863
2.850%, 12/15/2051	250	223
CI Financial
4.100%, 06/15/2051	525	498
Cincinnati Financial
6.920%, 05/15/2028	1,409	1,748
Citigroup
6.625%, 06/15/2032	910	1,143
4.750%, 05/18/2046	1,430	1,597
4.650%, 07/23/2048	1,035	1,210
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (C)	1,278	1,402
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (C)	360	324
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (C)	565	536
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	260	257
Cooperatieve Rabobank UA
5.250%, 08/04/2045	120	144
Credit Suisse Group
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(C)	680	645
Deutsche Bank NY
3.035%, U.S. SOFR + 1.718%, 05/28/2032 (C)	325	306
Everest Reinsurance Holdings
3.125%, 10/15/2052	505	441
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	312
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(C)	375	456
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)(C)	400	467
Farmers Insurance Exchange
4.747%, ICE LIBOR USD 3 Month + 3.231%, 11/01/2057 (A)(C)	300	329
Fifth Third Bancorp
8.250%, 03/01/2038	286	430
Global Atlantic Finance
3.125%, 06/15/2031 (A)	380	354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
6.750%, 10/01/2037	$1,325	$1,741
6.250%, 02/01/2041	1,518	1,991
4.750%, 10/21/2045	40	45
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (C)	535	576
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (C)	3,510	3,701
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (C)	1,015	977
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (C)	725	676
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (C)	620	610
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (C)	25	22
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (C)	545	517
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (C)	300	270
Goldman Sachs Group MTN
4.800%, 07/08/2044	90	103
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	945	1,095
Hartford Financial Services Group
6.625%, 03/30/2040	350	479
HSBC Bank USA
7.000%, 01/15/2039	385	550
HSBC Holdings
6.800%, 06/01/2038	737	960
6.500%, 09/15/2037	1,435	1,828
Intercontinental Exchange
3.000%, 09/15/2060	550	471
Jefferies Group
6.250%, 01/15/2036	338	412
JPMorgan Chase
5.600%, 07/15/2041	1,461	1,847
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (C)	760	803
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (C)	1,465	1,548
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (C)	1,235	1,286
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (C)	1,251	1,202
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (C)	1,285	1,187
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (C)	565	531
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (C)	710	678

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	$588	$693
Liberty Mutual Group
3.951%, 10/15/2050 (A)	1,075	1,067
3.950%, 05/15/2060 (A)	45	43
Lloyds Banking Group
4.344%, 01/09/2048	391	395
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(C)	895	846
Marsh & McLennan
4.750%, 03/15/2039	449	515
4.200%, 03/01/2048	540	588
2.900%, 12/15/2051	230	202
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	528	498
3.375%, 04/15/2050 (A)	637	601
MetLife
5.875%, 02/06/2041	280	363
4.875%, 11/13/2043	525	622
4.721%, 12/15/2044	255	296
4.050%, 03/01/2045	1,201	1,305
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	270	294
Moody's
4.875%, 12/17/2048	560	651
3.750%, 02/25/2052	357	357
2.750%, 08/19/2041	455	394
Morgan Stanley
4.375%, 01/22/2047	105	116
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (C)	840	802
Morgan Stanley MTN
6.375%, 07/24/2042	894	1,219
5.597%, U.S. SOFR + 4.840%, 03/24/2051 (C)	325	433
4.300%, 01/27/2045	540	587
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (C)	545	571
2.802%, U.S. SOFR + 1.430%, 01/25/2052 (C)	843	733
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (C)	435	411
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (C)	420	387
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	333
New York Life Insurance
6.750%, 11/15/2039 (A)	845	1,180
5.875%, 05/15/2033 (A)	452	570
4.450%, 05/15/2069 (A)	750	835
3.750%, 05/15/2050 (A)	226	232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	$874	$829
Prudential Financial
3.905%, 12/07/2047	120	125
Prudential Financial MTN
5.700%, 12/14/2036	1,357	1,726
Raymond James Financial
4.950%, 07/15/2046	565	650
3.750%, 04/01/2051	275	273
S&P Global
3.250%, 12/01/2049	250	242
Teachers Insurance & Annuity Association of America
3.300%, 05/15/2050 (A)	900	844
Travelers
3.050%, 06/08/2051	315	294
Wells Fargo
5.850%, 02/01/2037	2,570	3,188
5.606%, 01/15/2044	185	226
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (C)	3,859	4,752
4.900%, 11/17/2045	415	471
4.650%, 11/04/2044	1,090	1,197
4.400%, 06/14/2046	95	102
Westpac Banking
3.133%, 11/18/2041	290	260
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (C)	240	223
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (C)	75	68
Willis North America
3.875%, 09/15/2049	510	499

		99,688

Health Care — 8.1%
Abbott Laboratories
4.900%, 11/30/2046	784	968
AbbVie
4.875%, 11/14/2048	970	1,114
4.850%, 06/15/2044	570	643
4.550%, 03/15/2035	1,545	1,702
4.500%, 05/14/2035	1,600	1,778
4.450%, 05/14/2046	200	215
4.400%, 11/06/2042	2,039	2,198
4.250%, 11/21/2049	2,240	2,382
4.050%, 11/21/2039	450	472
Advocate Health & Hospitals
4.272%, 08/15/2048	391	440

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aetna
4.125%, 11/15/2042	$400	$410
Amgen
4.950%, 10/01/2041	825	939
4.400%, 05/01/2045	2,850	3,028
4.400%, 02/22/2062	500	526
4.200%, 02/22/2052	585	613
3.350%, 02/22/2032	165	169
Anthem
4.650%, 01/15/2043	20	22
4.375%, 12/01/2047	2,393	2,629
3.700%, 09/15/2049	825	816
AstraZeneca PLC
6.450%, 09/15/2037	1,101	1,494
3.000%, 05/28/2051	213	199
Baxter International
3.132%, 12/01/2051 (A)	725	650
BayCare Health System
3.831%, 11/15/2050	365	397
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	1,080	1,098
3.950%, 04/15/2045 (A)	500	472
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,167
Becton Dickinson
3.794%, 05/20/2050	435	435
Biogen
3.250%, 02/15/2051 (A)	100	84
Boston Scientific
4.550%, 03/01/2039	390	430
Bristol-Myers Squibb
4.550%, 02/20/2048	234	271
4.250%, 10/26/2049	1,393	1,558
3.700%, 03/15/2052	1,025	1,057
3.550%, 03/15/2042	370	377
Children's Hospital Medical Center
2.820%, 11/15/2050	450	404
Cigna
4.900%, 12/15/2048	225	256
4.800%, 07/15/2046	1,128	1,259
3.875%, 10/15/2047	1,350	1,325
3.200%, 03/15/2040	170	157
Cleveland Clinic Foundation
4.858%, 01/01/2114	72	94
CommonSpirit Health
4.187%, 10/01/2049	1,081	1,134
3.910%, 10/01/2050	290	294
CVS Health
5.125%, 07/20/2045	210	243
5.050%, 03/25/2048	3,790	4,425
4.780%, 03/25/2038	2,310	2,583
4.125%, 04/01/2040	595	613

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 08/21/2040	$340	$297
Danaher
2.800%, 12/10/2051	500	442
2.600%, 10/01/2050	75	64
Gilead Sciences
4.800%, 04/01/2044	320	363
4.600%, 09/01/2035	775	872
4.500%, 02/01/2045	850	920
GlaxoSmithKline Capital
6.375%, 05/15/2038	415	567
HCA
5.500%, 06/15/2047	235	275
5.250%, 06/15/2049	915	1,041
3.500%, 07/15/2051	545	485
Humana
4.950%, 10/01/2044	680	790
3.950%, 08/15/2049	490	498
Johnson & Johnson
3.400%, 01/15/2038	625	648
Kaiser Foundation Hospitals
4.150%, 05/01/2047	475	529
3.266%, 11/01/2049	580	563
3.002%, 06/01/2051	2,435	2,257
2.810%, 06/01/2041	485	448
Mass General Brigham
3.192%, 07/01/2049	85	83
Memorial Health Services
3.447%, 11/01/2049	315	312
Merck
4.150%, 05/18/2043	400	440
2.900%, 12/10/2061	800	705
2.750%, 12/10/2051	975	869
2.450%, 06/24/2050	150	128
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	208
Northwell Healthcare
4.260%, 11/01/2047	305	333
NYU Langone Hospitals
4.428%, 07/01/2042	745	852
Pfizer
4.000%, 12/15/2036	1,240	1,364
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	566
Regeneron Pharmaceuticals
2.800%, 09/15/2050	150	124
Stanford Health Care
3.795%, 11/15/2048	431	467
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	425	408
Stryker
4.100%, 04/01/2043	590	636

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Takeda Pharmaceutical
3.175%, 07/09/2050	$807	$723
Thermo Fisher Scientific
4.100%, 08/15/2047	240	266
2.800%, 10/15/2041	900	829
UnitedHealth Group
6.875%, 02/15/2038	445	633
6.625%, 11/15/2037	555	776
4.625%, 07/15/2035	580	668
4.250%, 04/15/2047	725	805
4.200%, 01/15/2047	750	830
3.700%, 08/15/2049	584	605
3.250%, 05/15/2051	1,075	1,044
3.050%, 05/15/2041	470	451
2.900%, 05/15/2050	200	183
2.750%, 05/15/2040	115	106
Utah Acquisition Sub
5.250%, 06/15/2046	315	334
Viatris
4.000%, 06/22/2050	630	559
3.850%, 06/22/2040	190	178
Wyeth LLC
6.000%, 02/15/2036	760	998
5.950%, 04/01/2037	536	702
Zoetis
4.450%, 08/20/2048	205	232

		73,016

Industrials — 6.2%
3M
3.250%, 08/26/2049	280	267
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,890	1,794
Air Lease
3.250%, 10/01/2029	255	250
Air Lease MTN
3.000%, 02/01/2030	180	172
BAE Systems Holdings
4.750%, 10/07/2044 (A)	828	918
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	187
3.000%, 09/15/2050 (A)	650	572
Boeing
5.930%, 05/01/2060	930	1,104
5.805%, 05/01/2050	4,174	4,959
5.705%, 05/01/2040	2,995	3,489
3.625%, 02/01/2031	59	60
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,230	1,636
6.150%, 05/01/2037	540	719
5.750%, 05/01/2040	150	193
5.050%, 03/01/2041	165	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 04/01/2044	$130	$157
4.400%, 03/15/2042	1,875	2,102
3.300%, 09/15/2051	490	477
3.050%, 02/15/2051	160	148
2.875%, 06/15/2052	185	165
Canadian National Railway
6.200%, 06/01/2036	156	203
3.650%, 02/03/2048	575	589
Canadian Pacific Railway
6.125%, 09/15/2115	1,200	1,564
3.100%, 12/02/2051	755	684
3.000%, 12/02/2041	190	176
Carrier Global
3.577%, 04/05/2050	295	281
3.377%, 04/05/2040	310	291
Caterpillar
3.250%, 09/19/2049	225	221
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	888	892
Crane
4.200%, 03/15/2048	450	474
CSX
4.750%, 05/30/2042	935	1,070
4.750%, 11/15/2048	202	236
Deere
3.750%, 04/15/2050	431	457
Emerson Electric
2.800%, 12/21/2051	620	541
FedEx
5.100%, 01/15/2044	125	144
4.550%, 04/01/2046	1,098	1,195
4.400%, 01/15/2047	205	217
3.900%, 02/01/2035	410	428
GE Capital International Funding Unlimited
4.418%, 11/15/2035	3,503	3,938
General Dynamics
4.250%, 04/01/2040	425	475
General Electric MTN
0.986%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (C)	450	387
Kansas City Southern
4.200%, 11/15/2069	453	469
Lockheed Martin
4.700%, 05/15/2046	1,281	1,513
4.070%, 12/15/2042	242	264
3.600%, 03/01/2035	810	850
Norfolk Southern
5.100%, 08/01/2118	910	1,032
4.800%, 08/15/2043	528	575
4.050%, 08/15/2052	264	280
3.942%, 11/01/2047	351	368

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 03/15/2053	$265	$271
Northrop Grumman
4.750%, 06/01/2043	795	915
4.030%, 10/15/2047	470	496
3.850%, 04/15/2045	770	788
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	7	7
Parker-Hannifin
4.000%, 06/14/2049	305	320
Parker-Hannifin MTN
4.450%, 11/21/2044	405	447
Raytheon Technologies
4.500%, 06/01/2042	925	1,034
4.350%, 04/15/2047	900	989
3.030%, 03/15/2052	1,300	1,165
Snap-on
3.100%, 05/01/2050	571	535
Trane Technologies Global Holding
4.300%, 02/21/2048	140	150
TTX
4.600%, 02/01/2049 (A)	564	680
Union Pacific
3.839%, 03/20/2060	1,575	1,618
3.799%, 04/06/2071	652	657
3.500%, 02/14/2053	615	617
3.375%, 02/14/2042	95	95
3.250%, 02/05/2050	1,030	989
2.973%, 09/16/2062	308	265
Union Pacific MTN
3.550%, 08/15/2039	395	401
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	279	298
United Parcel Service
3.750%, 11/15/2047	470	508
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	644	654
Verisk Analytics
3.625%, 05/15/2050	540	522
Waste Management
3.900%, 03/01/2035	360	383
2.950%, 06/01/2041	520	488
WW Grainger
4.600%, 06/15/2045	340	394
4.200%, 05/15/2047	602	673

		55,741

Information Technology — 3.8%
Activision Blizzard
4.500%, 06/15/2047	295	341

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Analog Devices
2.950%, 10/01/2051	$700	$639
2.800%, 10/01/2041	395	364
Apple
4.650%, 02/23/2046	1,399	1,697
4.500%, 02/23/2036	520	611
4.450%, 05/06/2044	125	146
4.375%, 05/13/2045	2,115	2,418
3.850%, 05/04/2043	190	204
3.750%, 09/12/2047	250	266
3.450%, 02/09/2045	795	813
2.950%, 09/11/2049	280	261
2.700%, 08/05/2051	1,525	1,366
2.650%, 02/08/2051	320	284
2.550%, 08/20/2060	760	630
2.375%, 02/08/2041	1,045	931
Applied Materials
4.350%, 04/01/2047	226	260
Broadcom
3.750%, 02/15/2051 (A)	620	579
3.500%, 02/15/2041 (A)	225	208
3.137%, 11/15/2035 (A)	490	454
2.600%, 02/15/2033 (A)	650	593
Cisco Systems
5.900%, 02/15/2039	751	992
Corning
5.850%, 11/15/2068	159	204
5.450%, 11/15/2079	575	664
Fiserv
4.400%, 07/01/2049	200	213
Intel
3.734%, 12/08/2047	1,135	1,144
3.250%, 11/15/2049	675	632
3.200%, 08/12/2061	310	274
3.050%, 08/12/2051	265	241
KLA
5.000%, 03/15/2049	317	384
Lam Research
2.875%, 06/15/2050	557	497
Mastercard
3.850%, 03/26/2050	170	185
3.650%, 06/01/2049	285	302
Micron Technology
3.366%, 11/01/2041	165	149
Microsoft
3.450%, 08/08/2036	168	180
3.041%, 03/17/2062	1,337	1,276
2.921%, 03/17/2052	3,058	2,920
2.675%, 06/01/2060	565	498
NVIDIA
3.500%, 04/01/2040	230	236
3.500%, 04/01/2050	742	764

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
4.375%, 05/15/2055	$885	$839
4.300%, 07/08/2034	470	485
4.125%, 05/15/2045	1,180	1,097
4.000%, 07/15/2046	1,410	1,296
4.000%, 11/15/2047	590	539
3.800%, 11/15/2037	2,170	2,062
3.600%, 04/01/2050	860	748
PayPal Holdings
3.250%, 06/01/2050	125	117
salesforce.com
3.050%, 07/15/2061	260	235
2.900%, 07/15/2051	995	902
Texas Instruments
4.150%, 05/15/2048	117	133
TSMC Arizona
3.250%, 10/25/2051	480	458
3.125%, 10/25/2041	375	355
Visa
4.300%, 12/14/2045	565	654
4.150%, 12/14/2035	220	248

		34,988

Materials — 1.0%
Barrick Gold
5.250%, 04/01/2042	95	111
BHP Billiton Finance USA
5.000%, 09/30/2043	360	434
Dow Chemical
4.375%, 11/15/2042	130	139
3.600%, 11/15/2050	425	406
DuPont de Nemours
5.419%, 11/15/2048	25	31
5.319%, 11/15/2038	1,175	1,397
Ecolab
2.700%, 12/15/2051	520	454
FMC
4.500%, 10/01/2049	280	301
Freeport-McMoRan
5.450%, 03/15/2043	1,158	1,332
5.400%, 11/14/2034	99	111
Glencore Finance Canada
6.000%, 11/15/2041 (A)	661	805
International Flavors and Fragrances
5.000%, 09/26/2048	690	789
3.468%, 12/01/2050 (A)	760	690
3.268%, 11/15/2040 (A)	345	319
LYB International Finance III LLC
4.200%, 10/15/2049	695	703
4.200%, 05/01/2050	155	157
Martin Marietta Materials
3.200%, 07/15/2051	205	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Newmont Goldcorp
5.875%, 04/01/2035	$150	$182

		8,544

Real Estate — 1.4%
Agree
2.900%, 10/01/2030	280	272
2.600%, 06/15/2033	220	203
Alexandria Real Estate Equities
3.550%, 03/15/2052	800	770
American Homes 4 Rent
3.375%, 07/15/2051	275	236
American Tower
3.100%, 06/15/2050	190	159
Boston Properties
2.450%, 10/01/2033	480	436
CyrusOne/CyrusOne Finance
3.450%, 11/15/2029	1,920	2,019
Equinix
2.950%, 09/15/2051	595	485
Extra Space Storage
2.550%, 06/01/2031	35	33
2.350%, 03/15/2032	190	175
GLP Capital
3.250%, 01/15/2032	395	371
National Retail Properties
4.800%, 10/15/2048	335	385
Regency Centers
4.650%, 03/15/2049	505	564
4.400%, 02/01/2047	235	250
Rexford Industrial Realty
2.150%, 09/01/2031	275	248
Rexford Industrial Realty Inc
2.125%, 12/01/2030	75	68
Simon Property Group LP
6.750%, 02/01/2040	634	869
4.250%, 11/30/2046	65	70
3.800%, 07/15/2050	385	389
3.250%, 09/13/2049	280	257
Spirit Realty
3.200%, 02/15/2031	895	873
2.700%, 02/15/2032	280	265
Ventas Realty
5.700%, 09/30/2043	1,000	1,233
Welltower
5.125%, 03/15/2043	1,299	1,499
4.950%, 09/01/2048	274	325
Weyerhaeuser
4.000%, 03/09/2052	540	547

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WP Carey
2.250%, 04/01/2033	$115	$103

		13,104

Utilities — 9.2%
AEP Transmission LLC
3.800%, 06/15/2049	325	329
3.650%, 04/01/2050	600	595
AES
2.450%, 01/15/2031	190	176
Alabama Power
4.300%, 07/15/2048	585	634
4.150%, 08/15/2044	585	620
3.700%, 12/01/2047	1,061	1,075
American Water Capital
3.450%, 05/01/2050	1,330	1,279
Appalachian Power
4.450%, 06/01/2045	650	684
Arizona Public Service
3.350%, 05/15/2050	400	357
Baltimore Gas and Electric
5.200%, 06/15/2033	943	1,080
2.900%, 06/15/2050	335	302
Berkshire Hathaway Energy
6.125%, 04/01/2036	4,141	5,245
Black Hills
4.350%, 05/01/2033	390	416
4.200%, 09/15/2046	500	512
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	710	713
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	940	955
Cleco Power
6.000%, 12/01/2040	310	389
CMS Energy
4.875%, 03/01/2044	917	1,044
Commonwealth Edison
4.350%, 11/15/2045	1,225	1,342
3.700%, 03/01/2045	600	608
3.200%, 11/15/2049	355	334
3.125%, 03/15/2051	1,385	1,281
Connecticut Light & Power
4.000%, 04/01/2048	395	424
Consolidated Edison of New York
6.750%, 04/01/2038	275	372
6.300%, 08/15/2037	865	1,115
4.450%, 03/15/2044	245	263
3.950%, 04/01/2050	15	15
3.850%, 06/15/2046	500	495
3.700%, 11/15/2059	600	561
Consumers Energy
3.100%, 08/15/2050	260	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 05/01/2060	$170	$131
Dominion Energy
5.250%, 08/01/2033	1,620	1,872
4.900%, 08/01/2041	1,395	1,564
3.300%, 04/15/2041	505	468
DTE Electric
4.050%, 05/15/2048	360	392
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,210	1,525
6.000%, 01/15/2038	614	783
5.300%, 02/15/2040	1,355	1,641
4.250%, 12/15/2041	850	913
Duke Energy Florida LLC
6.350%, 09/15/2037	355	470
Duke Energy Indiana LLC
6.350%, 08/15/2038	245	317
4.900%, 07/15/2043	600	683
Duke Energy Progress LLC
4.375%, 03/30/2044	2,155	2,343
Electricite de France
6.000%, 01/22/2114 (A)	241	269
5.000%, 09/21/2048 (A)	335	359
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,407
Entergy
3.750%, 06/15/2050	739	714
Entergy Louisiana LLC
4.200%, 04/01/2050	630	679
Entergy Texas
3.550%, 09/30/2049	375	360
Exelon
4.950%, 06/15/2035	1,145	1,280
Exelon Generation LLC
6.250%, 10/01/2039	813	947
5.750%, 10/01/2041	414	460
5.600%, 06/15/2042	815	903
Florida Power & Light
5.960%, 04/01/2039	980	1,285
5.690%, 03/01/2040	836	1,075
5.400%, 09/01/2035	2,315	2,801
3.990%, 03/01/2049	185	200
3.950%, 03/01/2048	175	188
Georgia Power
4.300%, 03/15/2042	500	522
3.700%, 01/30/2050	1,270	1,210
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	886	1,132
Interstate Power and Light
3.100%, 11/30/2051	330	291
Jersey Central Power & Light
6.400%, 05/15/2036	1,225	1,526

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeySpan Gas East
5.819%, 04/01/2041 (A)	$925	$1,111
MidAmerican Energy
4.800%, 09/15/2043	325	377
4.400%, 10/15/2044	1,350	1,502
MidAmerican Energy MTN
5.800%, 10/15/2036	340	432
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,376
Northern States Power
5.350%, 11/01/2039	1,195	1,497
3.600%, 09/15/2047	400	403
3.400%, 08/15/2042	385	379
3.200%, 04/01/2052	155	151
NSTAR Electric
4.400%, 03/01/2044	550	607
Oglethorpe Power
5.250%, 09/01/2050	836	958
5.050%, 10/01/2048	775	888
Oncor Electric Delivery LLC
5.350%, 10/01/2052	535	701
5.300%, 06/01/2042	285	350
5.250%, 09/30/2040	665	805
2.700%, 11/15/2051 (A)	640	544
Pacific Gas and Electric
5.250%, 03/01/2052	495	521
4.200%, 06/01/2041	220	200
3.500%, 08/01/2050	210	174
3.300%, 08/01/2040	185	156
2.500%, 02/01/2031	265	236
PacifiCorp
6.000%, 01/15/2039	440	558
PECO Energy
3.900%, 03/01/2048	1,015	1,084
Piedmont Natural Gas
4.650%, 08/01/2043	330	370
PPL Electric Utilities
4.150%, 06/15/2048	335	364
4.125%, 06/15/2044	870	934
Public Service Electric and Gas MTN
4.050%, 05/01/2048	255	272
Public Service of Colorado
6.500%, 08/01/2038	320	427
6.250%, 09/01/2037	570	770
4.050%, 09/15/2049	113	121
Puget Sound Energy
4.223%, 06/15/2048	680	732
2.893%, 09/15/2051	335	295
San Diego Gas & Electric
3.320%, 04/15/2050	242	228
Sempra Energy
6.000%, 10/15/2039	865	1,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 02/01/2038	$585	$592
Southern California Edison
6.050%, 03/15/2039	405	491
3.900%, 03/15/2043	245	237
3.650%, 02/01/2050	95	90
Southern California Gas
3.750%, 09/15/2042	520	518
Southern Gas Capital
5.875%, 03/15/2041	1,008	1,259
4.400%, 06/01/2043	395	409
Southwestern Electric Power
6.200%, 03/15/2040	1,375	1,747
Southwestern Public Service
4.400%, 11/15/2048	550	613
Tampa Electric
4.300%, 06/15/2048	815	898
Tucson Electric Power
3.250%, 05/01/2051	760	690
Virginia Electric and Power
4.600%, 12/01/2048	400	458
4.450%, 02/15/2044	750	833
2.450%, 12/15/2050	220	179
Wisconsin Public Service
3.300%, 09/01/2049	175	166
2.850%, 12/01/2051	500	435

		85,409

Total Corporate Obligations
(Cost $556,633) ($ Thousands)		576,368

U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Bills
0.672%, 08/18/2022 (D)	8,845	8,818
0.426%, 07/28/2022 (D)	605	604
U.S. Treasury Bonds
3.750%, 08/15/2041	1,660	2,057
3.750%, 11/15/2043	2,105	2,630
3.625%, 08/15/2043	1,837	2,252
3.625%, 02/15/2044	1,901	2,335
3.125%, 11/15/2041	2,170	2,471
3.125%, 02/15/2043	2,625	2,989
3.125%, 08/15/2044	3,605	4,122
3.000%, 11/15/2044	5,400	6,060
3.000%, 05/15/2045	5,505	6,188
3.000%, 05/15/2047	3,030	3,451
2.875%, 11/15/2046	3,330	3,696
2.750%, 08/15/2042	3,090	3,327
2.750%, 11/15/2047	4,180	4,583
2.500%, 05/15/2046	5,510	5,706
2.375%, 02/15/2042	7,325	7,480

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.375%, 05/15/2051	$3,565	$3,717
2.250%, 05/15/2041	4,499	4,485
2.250%, 02/15/2052	4,845	4,936
2.000%, 11/15/2041	56,499	54,089
2.000%, 08/15/2051	29,346	28,149
1.875%, 02/15/2041	4,412	4,148
1.875%, 02/15/2051	14,479	13,479
1.875%, 11/15/2051	20,525	19,149
1.750%, 08/15/2041	18,572	17,022
1.375%, 11/15/2040	120	104
1.375%, 08/15/2050	5,240	4,314
1.125%, 05/15/2040	1,240	1,031
1.125%, 08/15/2040	329	273
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	1,641	2,147
0.125%, 02/15/2051	840	903
0.125%, 02/15/2052	467	505
U.S. Treasury Notes
1.875%, 02/28/2029	3,085	3,096
1.875%, 02/15/2032	490	492
1.375%, 10/31/2028	2,290	2,224
1.250%, 08/15/2031	3,265	3,100
U.S. Treasury STRIPS
3.307%, 08/15/2043 (B)	9,912	5,994
2.003%, 08/15/2045 (B)	5,710	3,295

Total U.S. Treasury Obligations
(Cost $242,419) ($ Thousands)		245,421

MUNICIPAL BONDS — 3.2%
California — 1.7%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	912
California State, Build America Project, GO
7.500%, 04/01/2034	2,565	3,746
7.350%, 11/01/2039	1,645	2,450
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	937
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	275	357
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	1,830
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	370
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,660

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California Regents, Ser H, RB
6.548%, 05/15/2048	$605	$890
University of California Regents, Ser N, RB
Callable 11/15/2059 @ 100
3.256%, 05/15/2060	795	811
University of California, Ser AD, RB
4.858%, 05/15/2112	635	843
University of California, Ser AP, RB
3.931%, 05/15/2045	475	509

		15,315

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	612	878

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	1,480	1,960

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
Callable 07/01/2030 @ 100
2.814%, 07/01/2040	370	363

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	868

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	93

New York — 0.7%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	350	420
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	570	772
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	885	1,099
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.508%, 08/01/2037	1,000	1,253

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	$1,215	$1,232
New York State, Urban Development, RB
5.770%, 03/15/2039	1,470	1,747

		6,523

Ohio — 0.0%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	318

Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	669
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	765
North Texas, Tollway Authority, RB
Callable 01/01/2029 @ 100
3.029%, 01/01/2040	735	725
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	356
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	575	761

		3,276

Total Municipal Bonds
(Cost $25,979) ($ Thousands)		29,594

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
FNMA, PO MTN
0.000%, 05/15/2030(B)	8,380	7,052
Resolution Funding Principal STRIP
4.326%, 04/15/2030(B)	17,770	14,974
Tennessee Valley Authority
5.250%, 09/15/2039	2,615	3,507
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	2,393

Total U.S. Government Agency Obligations
(Cost $23,546) ($ Thousands)		27,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.3%

Airport Authority
3.500%, 01/12/2062(A)	$705	$693
Indonesia Government International Bond
4.350%, 01/11/2048	45	46
3.700%, 10/30/2049	1,025	968
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,865
Israel Government International Bond
3.875%, 07/03/2050	214	227
3.375%, 01/15/2050	993	970
Mexico Government International Bond
5.750%, 10/12/2110	264	272
5.000%, 04/27/2051	1,190	1,207
4.750%, 04/27/2032	280	299
4.500%, 01/31/2050	1,300	1,229
4.400%, 02/12/2052	1,030	947
4.280%, 08/14/2041	279	262
3.250%, 04/16/2030	335	326
Minera Mexico
4.500%, 01/26/2050(A)	320	307
Panama Government International Bond
4.500%, 04/16/2050	550	537
4.500%, 04/01/2056	128	124
4.300%, 04/29/2053	65	61
3.870%, 07/23/2060	295	254
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	145	133
Philippine Government International Bond
3.200%, 07/06/2046	660	587
2.950%, 05/05/2045	185	157
Uruguay Government International Bond
5.100%, 06/18/2050	290	346

Total Sovereign Debt
(Cost $12,008) ($ Thousands)		11,817

MORTGAGE-BACKED SECURITIES — 0.9%
Agency Mortgage-Backed Obligations — 0.8%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	56	61
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	149	152
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	3,616	3,842
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	977	1,101
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	653	707
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.513%, 07/25/2037(C)	13	2

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA ARM
1.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 06/20/2032(C)	$26	$27
GNMA CMO, Ser 2009-8, Cl PS, IO
6.174%, 08/16/2038(C)	19	1
GNMA CMO, Ser 2010-4, Cl NS, IO
6.264%, 01/16/2040(C)	46	8
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,833	1,513

		7,414
Non-Agency Mortgage-Backed Obligations — 0.1%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.056%, 03/25/2037	86	88
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.591%, ICE LIBOR USD 1 Month + 0.420%, 03/19/2045(C)	30	30
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.971%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2034(C)	64	62
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.967%, ICE LIBOR USD 1 Month + 0.780%, 12/25/2034(C)	54	45
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.987%, ICE LIBOR USD 1 Month + 0.800%, 08/25/2034(C)	28	27
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
1.047%, ICE LIBOR USD 1 Month + 0.860%, 09/25/2034(C)	10	10
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	7	7
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.820%, 12/25/2034(C)	13	13
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.847%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2045(C)	34	34

		316
Total Mortgage-Backed Securities
(Cost $5,603) ($ Thousands)		7,730

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**	8,721,431	$8,721

Total Cash Equivalent
(Cost $8,721) ($ Thousands)		8,721

Total Investments in Securities — 99.3%
(Cost $874,909) ($ Thousands)		$907,577

	Contracts
PURCHASED SWAPTION* — 0.0%
Total Purchased Swaption (E)
(Cost $47) ($ Thousands)	1,500,000	$59

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Continued)

A list of the open OTC swaption contracts held by the Fund at February 28, 2022 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
Swaption 3Y30Y*	Bank of America Merrill Lynch	1,500,000	$2.75	01/20/2024	$59

A list of open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 10-Year Treasury Note	219	Jun-2022	$27,726	$27,909	$183
U.S. Ultra Long Treasury Bond	254	Jun-2022	46,606	47,228	622
			74,332	75,137	805
Short Contracts
U.S. 2-Year Treasury Note	(53)	Jul-2022	$(11,384)	$(11,407)	$(23)
U.S. 5-Year Treasury Note	(48)	Jul-2022	(5,643)	(5,677)	(34)
U.S. Long Treasury Bond	(75)	Jun-2022	(11,593)	(11,752)	(159)
Ultra 10-Year U.S. Treasury Note	(185)	Jun-2022	(25,884)	(26,146)	(262)
			(54,504)	(54,982)	(478)
			$19,828	$20,155	$327

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	1.0725% FIXED	Semi-Annually	07/24/2025	USD	4,035	$(77)	$–	$(77)
3 MONTH USD LIBOR	1.0255% FIXED	Semi-Annually	07/24/2025	USD	8,070	(161)	–	(161)
3 MONTH USD LIBOR	1.0335% FIXED	Semi-Annually	07/24/2025	USD	5,980	(118)	–	(118)
MONTHS USD LIBOR	0.39 % FIXED	Semi-Annually	09/28/2025	USD	9,070	(114)	–	(114)
0.6875%	MONTH USD LIBOR	Semi-Annually	12/07/2025	USD	8,590	(55)	–	(55)
3 MONTH USD - LIBOR	1.8075% FIXED	Quarterly	07/24/2053	USD	335	16	–	16
3 MONTH USD LIBOR	1.7725% FIXED	Quarterly	07/24/2053	USD	670	36	–	36
3 MONTH USD LIBOR	1.785% FIXED	Quarterly	07/24/2053	USD	505	26	–	26
MONTHS USD LIBOR	0.87% FIXED	Quarterly	09/28/2053	USD	775	24	–	24
MONTH USD LIBOR	1.7425%	Quarterly	12/07/2053	USD	720	42	–	42
						$(381)	$–	$(381)

Percentages are based on Net Assets of $914,285 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $57,153 ($ Thousands), representing 6.3% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Refer to table below for details on Swaption Contracts.

ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Fund (Concluded)

MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
S&P— Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing
STRIPS — Separately Traded Registered Interest and Principal Securities
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	576,368	–	576,368
U.S. Treasury Obligations	38,019	207,402	–	245,421
Municipal Bonds	–	29,594	–	29,594
U.S. Government Agency Obligations	–	27,926	–	27,926
Sovereign Debt	–	11,817	–	11,817
Mortgage-Backed Securities	–	7,730	–	7,730
Cash Equivalent	8,721	–	–	8,721
Total Investments in Securities	46,740	860,837	–	907,577

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	59	–	59
Futures Contracts*
Unrealized Appreciation	805	–	–	805
Unrealized Depreciation	(478)	–	–	(478)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	144	–	144
Unrealized Depreciation	–	(525)	–	(525)
Total Other Financial Instruments	327	(322)	–	5

*	Futures contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$72,879	$472,314	$(536,472)	$—	$-	$8,721	8,721,431	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 89.1%
Communication Services — 6.9%
Activision Blizzard
2.500%, 09/15/2050	$2,200	$1,850
Alphabet
2.250%, 08/15/2060	8,008	6,396
1.900%, 08/15/2040	1,295	1,086
America Movil
6.125%, 03/30/2040	4,475	5,708
AT&T
6.350%, 03/15/2040	50	63
5.350%, 09/01/2040	2,820	3,306
4.650%, 06/01/2044	375	397
4.300%, 12/15/2042	500	509
3.800%, 12/01/2057	2,239	2,101
3.550%, 09/15/2055	2,040	1,850
3.500%, 09/15/2053	8,722	7,975
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	727
6.484%, 10/23/2045	535	639
4.800%, 03/01/2050	930	909
3.850%, 04/01/2061	500	415
Comcast
6.500%, 11/15/2035	420	557
5.650%, 06/15/2035	3,620	4,478
4.600%, 08/15/2045	1,150	1,272
4.250%, 01/15/2033	4,035	4,399
4.200%, 08/15/2034	3,415	3,733
4.049%, 11/01/2052	6,195	6,497
4.000%, 03/01/2048	4,645	4,755
3.969%, 11/01/2047	5,255	5,342
3.900%, 03/01/2038	5,135	5,228
3.400%, 04/01/2030	775	799
3.400%, 07/15/2046	8,125	7,636
3.250%, 11/01/2039	265	251
2.987%, 11/01/2063 (A)	30,524	25,414
2.937%, 11/01/2056 (A)	31,875	26,828
2.887%, 11/01/2051 (A)	7,841	6,802
2.800%, 01/15/2051	1,820	1,519
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,540
4.700%, 12/15/2042 (A)	294	325
Level 3 Financing
3.875%, 11/15/2029 (A)	535	511
NBCUniversal Media LLC
4.450%, 01/15/2043	1,615	1,725
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,222
Paramount Global
5.900%, 10/15/2040	40	48
5.850%, 09/01/2043	790	942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.850%, 12/15/2034	$300	$315
4.600%, 01/15/2045	115	116
4.375%, 03/15/2043	2,164	2,159
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,620
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	1,245	1,140
Time Warner Cable LLC
7.300%, 07/01/2038	381	477
5.500%, 09/01/2041	650	693
4.500%, 09/15/2042	500	471
Time Warner Entertainment
8.375%, 07/15/2033	1,709	2,332
T-Mobile USA
3.400%, 10/15/2052 (A)	1,350	1,196
3.000%, 02/15/2041	925	802
TWDC Enterprises 18
4.125%, 12/01/2041	1,545	1,648
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	2,104	2,258
Verizon Communications
5.250%, 03/16/2037	2,350	2,800
4.862%, 08/21/2046	1,100	1,315
4.272%, 01/15/2036	2,200	2,397
3.875%, 03/01/2052	1,284	1,328
3.700%, 03/22/2061	1,045	996
3.550%, 03/22/2051	100	97
3.400%, 03/22/2041	1,530	1,473
3.000%, 11/20/2060	1,465	1,217
2.987%, 10/30/2056	1,468	1,252
2.650%, 11/20/2040	1,995	1,731
Vodafone Group PLC
5.250%, 05/30/2048	245	281
4.875%, 06/19/2049	1,060	1,177
Walt Disney
6.650%, 11/15/2037	990	1,346
6.400%, 12/15/2035	2,043	2,715
4.700%, 03/23/2050	2,505	2,962
4.625%, 03/23/2040	295	338
3.800%, 05/13/2060	700	722
3.600%, 01/13/2051	14,054	14,220
3.500%, 05/13/2040	1,435	1,430
2.750%, 09/01/2049	23,851	20,836

		222,614

Consumer Discretionary — 4.7%
7-Eleven
2.500%, 02/10/2041 (A)	870	728
Alibaba Group Holding
4.400%, 12/06/2057	1,550	1,525
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	947

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amazon.com
4.050%, 08/22/2047	$9,615	$10,712
3.875%, 08/22/2037	3,384	3,705
3.250%, 05/12/2061	8,826	8,400
3.100%, 05/12/2051	6,809	6,582
2.875%, 05/12/2041	935	892
2.700%, 06/03/2060	4,255	3,630
2.500%, 06/03/2050	8,899	7,682
BMW US Capital LLC
4.150%, 04/09/2030 (A)	540	588
2.550%, 04/01/2031 (A)	2,065	2,003
Boston University
4.061%, 10/01/2048	1,800	2,011
Brown University
2.924%, 09/01/2050	1,298	1,271
California Institute of Technology
4.321%, 08/01/2045	650	779
Dollar Tree
3.375%, 12/01/2051	655	588
Emory University
2.969%, 09/01/2050	1,660	1,581
Georgetown University
5.215%, 10/01/2118	1,921	2,528
4.315%, 04/01/2049	1,795	1,983
2.943%, 04/01/2050	540	490
Home Depot
5.950%, 04/01/2041	2,700	3,576
4.500%, 12/06/2048	4,705	5,456
4.400%, 03/15/2045	6,160	6,941
4.250%, 04/01/2046	8,912	9,823
4.200%, 04/01/2043	1,865	2,061
3.900%, 06/15/2047	11,963	12,701
3.350%, 04/15/2050	2,020	1,975
3.300%, 04/15/2040	1,465	1,466
3.125%, 12/15/2049	415	391
2.750%, 09/15/2051	2,550	2,263
2.375%, 03/15/2051	5,649	4,647
Johns Hopkins University
4.083%, 07/01/2053	2,000	2,424
2.813%, 01/01/2060	490	450
Lowe's
3.700%, 04/15/2046	1,016	989
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,840	4,279
2.294%, 07/01/2051	21	18
NIKE
3.625%, 05/01/2043	1,295	1,349
3.375%, 03/27/2050	515	526
3.250%, 03/27/2040	1,075	1,076
Northwestern University
3.688%, 12/01/2038	2,070	2,254

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pomona College
2.888%, 01/01/2051	$1,240	$1,170
President & Fellows of Harvard College
3.619%, 10/01/2037	400	437
2.517%, 10/15/2050	1,410	1,251
Princeton University
5.700%, 03/01/2039	1,149	1,540
Target
2.950%, 01/15/2052	5,135	4,865
Trustees of Boston College
3.042%, 07/01/2057	1,230	1,179
Trustees of Tufts College
3.099%, 08/15/2051	2,667	2,627
University of Chicago
4.411%, 10/01/2044	715	740
4.003%, 10/01/2053	1,675	1,911
2.761%, 04/01/2045	4,620	4,431
University of Southern California
3.841%, 10/01/2047	1,320	1,452
3.028%, 10/01/2039	2,300	2,252
2.805%, 10/01/2050	925	851
XLIT
5.250%, 12/15/2043	2,405	3,050

		151,046

Consumer Staples — 3.6%
Altria Group
10.200%, 02/06/2039	2,501	3,826
9.950%, 11/10/2038	1,555	2,276
5.375%, 01/31/2044	2,200	2,296
4.500%, 05/02/2043	100	93
4.450%, 05/06/2050	835	766
4.250%, 08/09/2042	575	525
3.875%, 09/16/2046	3,650	3,137
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,841	3,210
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	2,207
8.000%, 11/15/2039	2,786	4,188
4.600%, 04/15/2048	220	241
3.750%, 07/15/2042	320	316
Archer-Daniels-Midland
2.700%, 09/15/2051	2,075	1,882
BAT Capital
4.390%, 08/15/2037	1,535	1,471
3.734%, 09/25/2040	110	95
Coca-Cola
3.000%, 03/05/2051	620	590
2.875%, 05/05/2041	1,725	1,635
2.500%, 06/01/2040	340	308
2.500%, 03/15/2051	5,100	4,369

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 03/05/2031	$675	$639
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	3,652
Diageo Capital
2.125%, 04/29/2032	535	502
Estee Lauder
3.125%, 12/01/2049	2,575	2,513
Fomento Economico Mexicano
3.500%, 01/16/2050	2,790	2,613
Hormel Foods
3.050%, 06/03/2051	6,495	6,208
JBS USA LUX
4.375%, 02/02/2052 (A)	1,250	1,118
Kimberly-Clark
5.300%, 03/01/2041	555	690
3.900%, 05/04/2047	2,275	2,468
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,576
5.200%, 07/15/2045	400	451
4.875%, 10/01/2049	470	521
Kroger
5.400%, 01/15/2049	1,371	1,704
Mars
4.200%, 04/01/2059 (A)	1,385	1,565
4.125%, 04/01/2054 (A)	1,125	1,250
3.950%, 04/01/2049 (A)	1,780	1,930
3.875%, 04/01/2039 (A)	1,650	1,741
2.375%, 07/16/2040 (A)	1,680	1,447
Nestle Holdings
4.000%, 09/24/2048 (A)	1,410	1,570
3.900%, 09/24/2038 (A)	2,685	2,925
PepsiCo
3.450%, 10/06/2046	6,625	6,709
2.750%, 10/21/2051	3,250	2,991
2.625%, 10/21/2041	1,410	1,311
Philip Morris International
4.875%, 11/15/2043	2,830	3,124
4.500%, 03/20/2042	5,945	6,195
4.125%, 03/04/2043	1,886	1,889
3.875%, 08/21/2042	1,815	1,760
Reynolds American
8.125%, 05/01/2040	2,390	3,116
5.850%, 08/15/2045	1,595	1,726
Roche Holdings
2.607%, 12/13/2051 (A)	10,468	9,261
Walmart
2.650%, 09/22/2051	6,450	5,901
2.500%, 09/22/2041	3,410	3,129

		117,626

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 5.4%
BG Energy Capital
5.125%, 10/15/2041 (A)	$3,605	$4,315
BP Capital Markets America
3.379%, 02/08/2061	12,776	11,254
3.060%, 06/17/2041	1,840	1,649
3.001%, 03/17/2052	1,310	1,113
3.000%, 02/24/2050	2,445	2,089
2.939%, 06/04/2051	6,350	5,341
2.772%, 11/10/2050	2,800	2,338
Burlington Resources LLC
5.950%, 10/15/2036	320	413
Chevron USA
2.343%, 08/12/2050	1,685	1,399
ConocoPhillips
6.500%, 02/01/2039	7,758	10,784
5.900%, 05/15/2038	3,700	4,768
4.300%, 11/15/2044	3,790	4,164
3.800%, 03/15/2052	1,710	1,737
Devon Energy
7.875%, 09/30/2031	815	1,096
Energy Transfer
6.250%, 04/15/2049	615	710
6.050%, 06/01/2041	2,225	2,497
5.400%, 10/01/2047	1,902	2,035
5.300%, 04/15/2047	185	193
5.150%, 03/15/2045	75	76
5.000%, 05/15/2050	135	140
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,711
Enterprise Products Operating LLC
5.950%, 02/01/2041	722	880
EOG Resources
4.375%, 04/15/2030	1,115	1,231
3.900%, 04/01/2035	2,522	2,706
Equinor
5.100%, 08/17/2040	1,415	1,712
4.800%, 11/08/2043	2,284	2,697
3.700%, 04/06/2050	2,200	2,287
3.625%, 04/06/2040	2,675	2,752
2.375%, 05/22/2030	1,410	1,373
Exxon Mobil
4.327%, 03/19/2050	2,198	2,485
4.227%, 03/19/2040	3,000	3,303
3.567%, 03/06/2045	4,555	4,585
3.452%, 04/15/2051	15,915	15,730
3.095%, 08/16/2049	705	658
2.995%, 08/16/2039	2,346	2,251
Hess
6.000%, 01/15/2040	3,100	3,662
Lundin Energy Finance BV
3.100%, 07/15/2031 (A)	930	887

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marathon Petroleum
5.000%, 09/15/2054	$530	$563
Motiva Enterprises
6.850%, 01/15/2040 (A)	3,225	3,693
MPLX
4.500%, 04/15/2038	465	479
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,617
Occidental Petroleum
4.300%, 08/15/2039	462	437
Petroleos Mexicanos
7.690%, 01/23/2050	2,320	2,084
6.950%, 01/28/2060	260	216
Phillips 66
3.300%, 03/15/2052	1,425	1,260
Saudi Arabian Oil
3.500%, 11/24/2070 (A)	1,130	989
3.250%, 11/24/2050 (A)	375	333
Shell International Finance BV
6.375%, 12/15/2038	3,321	4,518
4.375%, 05/11/2045	6,967	7,718
4.000%, 05/10/2046	5,703	6,046
3.750%, 09/12/2046	7,539	7,884
3.625%, 08/21/2042	2,200	2,217
3.000%, 11/26/2051	3,447	3,139
Suncor Energy
5.950%, 12/01/2034	3,080	3,681
Suncor Energy Ventures
6.000%, 04/01/2042 (A)	2,375	2,646
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,694
TotalEnergies Capital International
3.386%, 06/29/2060	450	417
3.127%, 05/29/2050	10,005	9,246
2.986%, 06/29/2041	1,365	1,251
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,445
4.625%, 03/01/2034	1,965	2,143
Williams
5.400%, 03/04/2044	1,000	1,117

		178,854

Financials — 21.2%
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	3,977
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,220	5,557
Allstate
4.500%, 06/15/2043	353	398
4.200%, 12/15/2046	215	237
American International Group
4.800%, 07/10/2045	200	230

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 04/01/2048	$60	$69
4.500%, 07/16/2044	1,745	1,936
4.375%, 06/30/2050	330	365
Aon
3.900%, 02/28/2052	940	944
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,125	2,562
4.872%, 02/15/2029 (A)	2,245	2,486
Arthur J Gallagher
3.500%, 05/20/2051	975	916
Athene Global Funding
2.673%, 06/07/2031 (A)	6,565	6,168
Athene Holding
3.450%, 05/15/2052	810	709
Bank of America
7.750%, 05/14/2038	4,140	5,988
6.110%, 01/29/2037	1,395	1,736
6.000%, 10/15/2036	3,700	4,687
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	6,062	5,810
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	1,135	1,112
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (B)	5,739	5,102
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	5,380	5,093
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	1,075	997
Bank of America MTN
5.875%, 02/07/2042	10,847	14,063
5.000%, 01/21/2044	1,750	2,047
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (B)	8,435	9,359
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (B)	2,028	2,210
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (B)	12,130	13,015
4.078%, ICE LIBOR USD 3 Month + 1.320%, 04/23/2040 (B)	9,615	10,058
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (B)	30	31
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (B)	585	574
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	14,955	13,132
Berkshire Hathaway
4.500%, 02/11/2043	1,100	1,256
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,750	1,968
4.300%, 05/15/2043	1,540	1,710
4.250%, 01/15/2049	3,025	3,373
4.200%, 08/15/2048	1,575	1,742

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 10/15/2050	$7,186	$6,304
2.500%, 01/15/2051	4,280	3,549
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,735
5.000%, 06/15/2044 (A)	2,050	2,369
2.000%, 01/30/2032 (A)	1,035	939
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	4,544
Chubb INA Holdings
6.700%, 05/15/2036	4,870	6,699
4.350%, 11/03/2045	3,020	3,449
3.050%, 12/15/2061	7,697	6,876
2.850%, 12/15/2051	3,465	3,095
CI Financial
4.100%, 06/15/2051	1,820	1,726
Cincinnati Financial
6.125%, 11/01/2034	3,553	4,571
Citigroup
8.125%, 07/15/2039	3,670	5,741
6.125%, 08/25/2036	690	876
5.316%, U.S. SOFR + 4.548%, 03/26/2041 (B)	4,495	5,470
4.650%, 07/30/2045	1,539	1,754
4.650%, 07/23/2048	9,223	10,781
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (B)	1,494	1,639
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (B)	700	729
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	5,700	5,137
Citigroup Capital III
7.625%, 12/01/2036	890	1,255
CME Group
4.150%, 06/15/2048	1,634	1,867
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,676
Credit Suisse Group
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(B)	1,095	1,038
Deutsche Bank NY
3.035%, U.S. SOFR + 1.718%, 05/28/2032 (B)	1,100	1,034
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,111
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(B)	3,890	4,731
Fifth Third Bancorp
8.250%, 03/01/2038	1,885	2,837
Goldman Sachs Capital I
6.345%, 02/15/2034	3,940	4,928

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
6.750%, 10/01/2037	$2,668	$3,505
6.450%, 05/01/2036	890	1,136
6.250%, 02/01/2041	6,398	8,391
4.750%, 10/21/2045	125	142
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (B)	8,245	8,877
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (B)	8,385	8,842
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	3,555	3,422
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	5,670	5,287
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	2,300	2,264
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	1,385	1,230
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	1,990	1,887
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	320	297
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	1,025	924
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,368	7,282
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	3,235	3,749
3.700%, 01/22/2070 (A)	1,040	984
HSBC Bank PLC
7.650%, 05/01/2025	1,915	2,175
HSBC Bank USA
7.000%, 01/15/2039	7,030	10,046
HSBC Holdings
6.800%, 06/01/2038	3,469	4,517
6.500%, 09/15/2037	5,070	6,458
5.250%, 03/14/2044	431	494
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	1,660	1,567
Intercontinental Exchange
4.250%, 09/21/2048	1,397	1,542
3.000%, 06/15/2050	2,125	1,881
JPMorgan Chase
8.750%, 09/01/2030	1,005	1,426
6.400%, 05/15/2038	10,102	13,540
5.600%, 07/15/2041	6,115	7,733
5.500%, 10/15/2040	6,895	8,529
5.400%, 01/06/2042	7,380	9,167
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (B)	1,170	1,282
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (B)	2,845	3,008

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (B)	$9,769	$10,320
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	10,600	11,036
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	10,245	10,803
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	13,433	12,903
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (B)	2,985	2,802
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	3,545	3,274
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (B)	350	329
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	935	924
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (B)	1,030	984
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	1,660	1,513
1.764%, TSFR3M + 1.105%, 11/19/2031 (B)	4,080	3,669
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	1,265
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,587	5,244
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	1,473	1,290
LSEGA Financing
3.200%, 04/06/2041 (A)	3,764	3,526
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(B)	2,145	2,027
Marsh & McLennan
4.900%, 03/15/2049	3,087	3,695
4.200%, 03/01/2048	3,155	3,434
2.900%, 12/15/2051	1,984	1,742
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,920	3,376
3.729%, 10/15/2070 (A)	1,975	1,861
3.200%, 12/01/2061 (A)	615	534
MetLife
5.875%, 02/06/2041	1,675	2,172
5.700%, 06/15/2035	8,339	10,445
4.875%, 11/13/2043	3,375	4,001
4.721%, 12/15/2044	3,010	3,489
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	2,181	2,286
Moody's
4.875%, 12/17/2048	1,891	2,200
3.750%, 02/25/2052	955	954
2.750%, 08/19/2041	250	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
4.457%, ICE LIBOR USD 3 Month + 1.431%, 04/22/2039 (B)	$3,743	$4,065
4.375%, 01/22/2047	700	773
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	2,964	2,829
Morgan Stanley MTN
6.375%, 07/24/2042	6,545	8,926
5.597%, U.S. SOFR + 4.840%, 03/24/2051 (B)	1,115	1,486
4.300%, 01/27/2045	13,800	15,004
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (B)	6,705	7,022
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (B)	1,345	1,317
2.802%, U.S. SOFR + 1.430%, 01/25/2052 (B)	3,890	3,381
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	330	312
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	1,420	1,307
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)(B)	555	563
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,130	2,382
4.300%, 03/15/2049	4,493	4,953
4.023%, 11/01/2032	407	438
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,170	1,877
4.350%, 04/30/2050 (A)	1,130	1,177
New York Life Global Funding
1.850%, 08/01/2031 (A)	1,560	1,417
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	3,092
5.875%, 05/15/2033 (A)	2,224	2,805
3.750%, 05/15/2050 (A)	2,104	2,162
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	1,488	1,506
3.625%, 09/30/2059 (A)	2,540	2,410
3.450%, 03/30/2051 (A)	550	524
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	4,425	4,211
Pacific Life Insurance
4.300%, ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)(B)	1,350	1,350
Pacific LifeCorp
3.350%, 09/15/2050 (A)	2,020	1,929
Prudential Financial
3.905%, 12/07/2047	2,275	2,369

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prudential Financial MTN
5.700%, 12/14/2036	$6,384	$8,119
3.700%, 03/13/2051	355	360
Raymond James Financial
4.950%, 07/15/2046	165	190
3.750%, 04/01/2051	1,740	1,724
S&P Global
3.250%, 12/01/2049	1,776	1,716
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	3,307
Societe Generale
3.625%, 03/01/2041 (A)	1,525	1,352
State Street
3.031%, U.S. SOFR + 1.490%, 11/01/2034 (B)	3,555	3,525
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	5,167
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	2,355	2,747
4.270%, 05/15/2047 (A)	3,893	4,209
3.300%, 05/15/2050 (A)	885	830
Travelers
5.350%, 11/01/2040	1,565	1,942
4.100%, 03/04/2049	3,853	4,238
4.050%, 03/07/2048	1,800	1,940
Travelers MTN
6.250%, 06/15/2037	1,205	1,601
UBS MTN
4.500%, 06/26/2048 (A)	2,230	2,516
UBS Group
3.179%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2043 (A)(B)	2,515	2,337
Validus Holdings
8.875%, 01/26/2040	2,035	3,207
Wachovia
7.500%, 04/15/2035	440	597
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,924
Wells Fargo
7.950%, 11/15/2029	695	921
6.600%, 01/15/2038	9,215	12,562
5.950%, 08/26/2036	4,720	5,973
5.950%, 12/15/2036	1,002	1,226
5.850%, 02/01/2037	10,043	12,457
5.606%, 01/15/2044	2,801	3,423
3.900%, 05/01/2045	3,674	3,810
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (B)	2,215	2,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	$15,098	$18,591
4.900%, 11/17/2045	2,070	2,348
4.750%, 12/07/2046	5,721	6,421
4.650%, 11/04/2044	3,325	3,652
4.400%, 06/14/2046	5,300	5,677
4.150%, 01/24/2029	1,205	1,285
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	671
Westpac Banking
3.133%, 11/18/2041	1,040	934
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (B)	865	805
2.150%, 06/03/2031	725	691
Willis North America
3.875%, 09/15/2049	625	612

		694,228

Health Care — 12.6%
Abbott Laboratories
4.900%, 11/30/2046	8,163	10,079
AbbVie
4.850%, 06/15/2044	225	254
4.400%, 11/06/2042	800	862
4.250%, 11/21/2049	2,313	2,459
4.050%, 11/21/2039	485	509
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,930
Aetna
4.125%, 11/15/2042	1,030	1,056
Allina Health System
4.805%, 11/15/2045	1,666	1,938
3.887%, 04/15/2049	1,454	1,553
Amgen
4.200%, 02/22/2052	1,845	1,934
3.350%, 02/22/2032	615	630
2.800%, 08/15/2041	1,048	925
2.770%, 09/01/2053	696	565
Anthem
4.625%, 05/15/2042	65	73
Ascension Health
4.847%, 11/15/2053	520	675
3.945%, 11/15/2046	2,276	2,508
3.106%, 11/15/2039	3,210	3,162
AstraZeneca PLC
6.450%, 09/15/2037	1,220	1,656
4.375%, 11/16/2045	2,084	2,375
3.000%, 05/28/2051	2,148	2,006
Banner Health
2.907%, 01/01/2042	1,781	1,659

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baptist Health South Florida
4.342%, 11/15/2041	$610	$672
BayCare Health System
3.831%, 11/15/2050	1,000	1,087
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	1,900	1,967
4.625%, 06/25/2038 (A)	645	694
4.400%, 07/15/2044 (A)	1,085	1,103
3.950%, 04/15/2045 (A)	2,680	2,531
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	2,957
3.967%, 11/15/2046	120	132
Becton Dickinson
3.794%, 05/20/2050	530	530
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	1,037
Bristol-Myers Squibb
4.550%, 02/20/2048	2,723	3,159
4.500%, 03/01/2044	400	464
4.250%, 10/26/2049	17,369	19,424
3.900%, 03/15/2062	1,415	1,471
3.700%, 03/15/2052	5,539	5,710
3.550%, 03/15/2042	6,160	6,276
2.550%, 11/13/2050	1,145	969
2.350%, 11/13/2040	415	356
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	492
Children's Health Care
3.448%, 08/15/2049	815	782
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	1,060
Cigna
4.900%, 12/15/2048	1,385	1,573
4.800%, 08/15/2038	3,105	3,459
3.875%, 10/15/2047	1,300	1,276
City of Hope
5.623%, 11/15/2043	920	1,191
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,593
CommonSpirit Health
4.187%, 10/01/2049	805	844
3.910%, 10/01/2050	370	375
3.817%, 10/01/2049	2,575	2,602
CVS Health
5.050%, 03/25/2048	2,951	3,446
4.780%, 03/25/2038	1,015	1,135
Danaher
2.800%, 12/10/2051	7,240	6,404
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	3,560	3,846
Duke University Health System
3.920%, 06/01/2047	2,145	2,347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eli Lilly
3.950%, 03/15/2049	$5,870	$6,528
Gilead Sciences
4.800%, 04/01/2044	750	852
4.750%, 03/01/2046	1,300	1,473
4.500%, 02/01/2045	1,050	1,136
GlaxoSmithKline Capital
6.375%, 05/15/2038	8,439	11,530
HCA
5.250%, 06/15/2049	1,980	2,252
Humana
8.150%, 06/15/2038	1,510	2,283
4.625%, 12/01/2042	405	452
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,895	2,122
Johnson & Johnson
4.850%, 05/15/2041	5,652	6,811
3.750%, 03/03/2047	2,102	2,285
3.625%, 03/03/2037	3,045	3,287
3.400%, 01/15/2038	3,100	3,214
2.900%, 01/15/2028	505	520
2.450%, 09/01/2060	4,550	3,791
2.250%, 09/01/2050	985	829
2.100%, 09/01/2040	2,135	1,828
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,540	3,943
3.266%, 11/01/2049	1,910	1,853
3.002%, 06/01/2051	4,620	4,282
2.810%, 06/01/2041	7,861	7,266
Mass General Brigham
3.765%, 07/01/2048	1,000	1,055
3.342%, 07/01/2060	1,015	961
3.192%, 07/01/2049	2,260	2,205
Medtronic
4.625%, 03/15/2045	811	950
Memorial Health Services
3.447%, 11/01/2049	2,905	2,876
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	293
4.125%, 07/01/2052	2,460	2,824
2.955%, 01/01/2050	489	447
Merck
4.150%, 05/18/2043	3,025	3,331
4.000%, 03/07/2049	550	602
3.900%, 03/07/2039	3,520	3,836
3.700%, 02/10/2045	7,390	7,700
3.600%, 09/15/2042	1,100	1,133
2.900%, 12/10/2061	4,551	4,009
2.750%, 12/10/2051	6,630	5,909
2.350%, 06/24/2040	360	317
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,531

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MidMichigan Health
3.409%, 06/01/2050	$3,520	$3,424
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,700	2,760
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,985
4.063%, 08/01/2056	2,300	2,643
Northwell Healthcare
4.260%, 11/01/2047	625	682
Novant Health
3.168%, 11/01/2051	2,330	2,241
Novartis Capital
4.000%, 11/20/2045	4,325	4,763
2.750%, 08/14/2050	5,294	4,819
NYU Langone Hospitals
5.750%, 07/01/2043	1,700	2,258
4.428%, 07/01/2042	2,150	2,458
4.368%, 07/01/2047	1,625	1,788
3.380%, 07/01/2055	985	924
OhioHealth
3.042%, 11/15/2050	1,462	1,387
Orlando Health Obligated Group
3.327%, 10/01/2050	715	700
PeaceHealth Obligated Group
3.218%, 11/15/2050	4,945	4,609
Pfizer
5.600%, 09/15/2040	808	1,035
4.400%, 05/15/2044	2,575	2,963
4.300%, 06/15/2043	3,825	4,298
4.200%, 09/15/2048	3,265	3,723
4.100%, 09/15/2038	2,580	2,841
4.000%, 12/15/2036	2,321	2,553
4.000%, 03/15/2049	1,700	1,885
2.700%, 05/28/2050	450	407
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,299
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,638
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	848
Royalty Pharma
3.550%, 09/02/2050	645	560
RWJ Barnabas Health
3.949%, 07/01/2046	50	54
Sentara Healthcare
2.927%, 11/01/2051	805	757
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	2,023
Sharp HealthCare
2.680%, 08/01/2050	1,500	1,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stanford Health Care
3.795%, 11/15/2048	$5,937	$6,427
Takeda Pharmaceutical
3.175%, 07/09/2050	240	215
3.025%, 07/09/2040	460	415
Thermo Fisher Scientific
2.800%, 10/15/2041	860	792
Trinity Health
4.125%, 12/01/2045	2,392	2,711
UnitedHealth Group
6.875%, 02/15/2038	1,115	1,585
6.625%, 11/15/2037	1,080	1,510
6.500%, 06/15/2037	1,155	1,588
5.950%, 02/15/2041	1,130	1,483
5.800%, 03/15/2036	620	793
5.700%, 10/15/2040	375	479
4.750%, 07/15/2045	7,030	8,331
4.625%, 07/15/2035	925	1,066
4.450%, 12/15/2048	11,389	13,101
4.375%, 03/15/2042	30	33
4.250%, 03/15/2043	741	817
4.250%, 04/15/2047	4,010	4,454
4.250%, 06/15/2048	2,590	2,889
4.200%, 01/15/2047	4,617	5,111
3.950%, 10/15/2042	900	948
3.750%, 10/15/2047	725	748
3.700%, 08/15/2049	1,726	1,787
3.500%, 08/15/2039	4,385	4,481
3.250%, 05/15/2051	8,470	8,225
3.125%, 05/15/2060	35	32
3.050%, 05/15/2041	4,805	4,611
2.900%, 05/15/2050	1,780	1,629
2.300%, 05/15/2031	4,080	3,931
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	824
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,795	2,179
Wyeth LLC
6.500%, 02/01/2034	1,955	2,595
5.950%, 04/01/2037	19,334	25,339
Yale-New Haven Health Services
2.496%, 07/01/2050	1,000	839

		407,894

Industrials — 6.4%
3M
3.250%, 08/26/2049	1,557	1,485
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,335	1,267

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	$334	$335
Airbus
3.950%, 04/10/2047 (A)	2,500	2,660
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	2,818	2,773
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,200	1,055
Boeing
5.930%, 05/01/2060	2,145	2,547
5.805%, 05/01/2050	4,080	4,847
5.705%, 05/01/2040	350	408
5.150%, 05/01/2030	1,055	1,165
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,330	1,646
4.900%, 04/01/2044	8,896	10,723
4.550%, 09/01/2044	4,230	4,833
4.450%, 03/15/2043	560	633
4.400%, 03/15/2042	2,825	3,167
4.375%, 09/01/2042	260	291
4.150%, 04/01/2045	5,715	6,216
4.125%, 06/15/2047	1,100	1,223
4.050%, 06/15/2048	4,140	4,494
3.550%, 02/15/2050	700	702
3.300%, 09/15/2051	1,650	1,605
2.875%, 06/15/2052	4,295	3,838
Canadian National Railway
6.200%, 06/01/2036	6,610	8,604
4.500%, 11/07/2043	3,800	4,191
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,831
Caterpillar
5.200%, 05/27/2041	395	495
4.750%, 05/15/2064	465	585
Crane
4.200%, 03/15/2048	775	817
Cummins
2.600%, 09/01/2050	3,535	2,929
Deere
3.900%, 06/09/2042	2,195	2,370
3.750%, 04/15/2050	2,050	2,173
2.875%, 09/07/2049	1,795	1,647
Emerson Electric
2.800%, 12/21/2051	10,181	8,875
2.750%, 10/15/2050	820	704
FedEx
5.250%, 05/15/2050	1,960	2,351
GE Capital International Funding Unlimited
4.418%, 11/15/2035	5,843	6,569

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Dynamics
4.250%, 04/01/2040	$1,075	$1,200
4.250%, 04/01/2050	1,665	1,911
General Electric MTN
6.750%, 03/15/2032	653	843
Georgia-Pacific LLC
8.875%, 05/15/2031	475	684
7.250%, 06/01/2028	330	414
Lockheed Martin
4.700%, 05/15/2046	1,050	1,241
4.090%, 09/15/2052	5,007	5,472
4.070%, 12/15/2042	3,870	4,220
2.800%, 06/15/2050	5,469	4,873
Norfolk Southern
5.100%, 08/01/2118	1,900	2,154
4.050%, 08/15/2052	876	930
3.700%, 03/15/2053	500	512
Parker-Hannifin
4.100%, 03/01/2047	2,404	2,538
Parker-Hannifin MTN
4.450%, 11/21/2044	475	525
Raytheon Technologies
4.625%, 11/16/2048	785	907
4.500%, 06/01/2042	5,085	5,687
3.750%, 11/01/2046	1,089	1,101
3.030%, 03/15/2052	500	448
Rockefeller Foundation
2.492%, 10/01/2050	3,070	2,722
Rockwell Automation
4.200%, 03/01/2049	740	836
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	5,590	5,225
Snap-on
4.100%, 03/01/2048	3,896	4,301
TTX
4.600%, 02/01/2049 (A)	1,642	1,980
Union Pacific
3.875%, 02/01/2055	2,130	2,215
3.839%, 03/20/2060	9,949	10,221
3.750%, 02/05/2070	500	498
3.500%, 02/14/2053	5,854	5,876
3.375%, 02/14/2042	725	724
2.973%, 09/16/2062	3,170	2,730
2.950%, 03/10/2052	14,312	13,028
Union Pacific MTN
3.550%, 08/15/2039	865	878
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	983	1,052
United Parcel Service
7.620%, 04/01/2030	710	958
6.200%, 01/15/2038	5,772	7,815

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 04/01/2050	$1,490	$2,001
5.200%, 04/01/2040	725	900
3.625%, 10/01/2042	1,225	1,285
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	574	605
Waste Connections
2.950%, 01/15/2052	350	304
WW Grainger
4.600%, 06/15/2045	1,328	1,537
4.200%, 05/15/2047	2,738	3,062

		208,467

Information Technology — 9.1%
Analog Devices
2.950%, 10/01/2051	7,574	6,918
2.800%, 10/01/2041	4,420	4,074
Apple
4.650%, 02/23/2046	12,156	14,749
4.375%, 05/13/2045	13,588	15,533
3.850%, 05/04/2043	4,210	4,527
3.850%, 08/04/2046	14,177	15,113
3.750%, 09/12/2047	6,295	6,707
3.750%, 11/13/2047	160	171
3.450%, 02/09/2045	6,965	7,123
2.950%, 09/11/2049	30	28
2.850%, 08/05/2061	2,770	2,461
2.700%, 08/05/2051	4,995	4,475
2.650%, 05/11/2050	690	612
2.650%, 02/08/2051	9,395	8,346
2.375%, 02/08/2041	1,460	1,300
Applied Materials
4.350%, 04/01/2047	2,239	2,575
Cisco Systems
5.900%, 02/15/2039	3,985	5,265
5.500%, 01/15/2040	5,079	6,534
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,296
Intel
4.950%, 03/25/2060	385	472
4.750%, 03/25/2050	1,475	1,724
4.100%, 05/19/2046	2,319	2,469
4.100%, 05/11/2047	3,970	4,230
3.734%, 12/08/2047	11,085	11,176
3.250%, 11/15/2049	3,825	3,583
3.050%, 08/12/2051	1,550	1,408
International Business Machines
4.250%, 05/15/2049	3,725	4,082
4.000%, 06/20/2042	2,240	2,353
3.430%, 02/09/2052	1,570	1,527
Kyndryl Holdings
4.100%, 10/15/2041 (A)	850	722

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lam Research
2.875%, 06/15/2050	$2,973	$2,652
Mastercard
3.950%, 02/26/2048	1,225	1,342
3.850%, 03/26/2050	7,436	8,082
3.650%, 06/01/2049	2,040	2,161
Microsoft
3.700%, 08/08/2046	3,493	3,778
3.500%, 02/12/2035	1,540	1,659
3.450%, 08/08/2036	2,110	2,263
3.041%, 03/17/2062	10,728	10,238
2.921%, 03/17/2052	28,367	27,085
2.675%, 06/01/2060	4,465	3,936
2.525%, 06/01/2050	24,942	22,132
NVIDIA
3.500%, 04/01/2040	3,175	3,260
3.500%, 04/01/2050	3,685	3,795
Oracle
4.375%, 05/15/2055	1,610	1,527
4.125%, 05/15/2045	2,060	1,916
4.000%, 07/15/2046	8,874	8,156
3.800%, 11/15/2037	4,985	4,738
3.600%, 04/01/2040	6,893	6,243
PayPal Holdings
3.250%, 06/01/2050	1,890	1,772
QUALCOMM
4.300%, 05/20/2047	3,215	3,630
salesforce.com
3.050%, 07/15/2061	2,850	2,575
2.900%, 07/15/2051	1,495	1,356
2.700%, 07/15/2041	1,735	1,584
Texas Instruments
4.150%, 05/15/2048	7,207	8,179
TSMC Arizona
3.250%, 10/25/2051	2,890	2,757
Visa
4.300%, 12/14/2045	9,220	10,671
4.150%, 12/14/2035	1,030	1,159
2.700%, 04/15/2040	905	851
2.000%, 08/15/2050	3,610	2,868

		295,918

Materials — 1.0%
Barrick Gold
5.250%, 04/01/2042	280	328
Barrick North America Finance LLC
5.750%, 05/01/2043	1,570	1,955
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,570
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,526
5.000%, 09/30/2043	5,220	6,298

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ecolab
2.750%, 08/18/2055	$2,757	$2,383
2.700%, 12/15/2051	9,550	8,333
International Flavors and Fragrances
5.000%, 09/26/2048	360	412
3.468%, 12/01/2050 (A)	170	154
International Paper
8.700%, 06/15/2038	1,000	1,532
Packaging Corp of America
3.050%, 10/01/2051	440	383
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	3,047
2.750%, 11/02/2051	3,650	3,207
Vale Canada
7.200%, 09/15/2032	310	369
Vale Overseas
6.875%, 11/21/2036	1,150	1,414
6.875%, 11/10/2039	723	894

		33,805

Real Estate — 1.3%
Alexandria Real Estate Equities
3.550%, 03/15/2052	440	424
American Homes 4 Rent
3.375%, 07/15/2051	300	257
AvalonBay Communities MTN
4.350%, 04/15/2048	220	251
4.150%, 07/01/2047	1,200	1,336
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,640
CyrusOne/CyrusOne Finance
3.450%, 11/15/2029	2,800	2,944
ERP Operating
4.500%, 06/01/2045	1,100	1,260
4.000%, 08/01/2047	1,525	1,660
Mid-America Apartments
2.875%, 09/15/2051	4,782	4,223
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,934
Prologis
3.000%, 04/15/2050	1,070	987
Realty Income
4.650%, 03/15/2047	1,355	1,575
1.800%, 03/15/2033	1,590	1,390
Regency Centers
4.650%, 03/15/2049	1,321	1,476
4.400%, 02/01/2047	480	510
Scentre Group Trust 2
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.685%, 09/24/2080 (A)(B)	1,880	1,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)(B)	$1,330	$1,327
Simon Property Group LP
6.750%, 02/01/2040	3,865	5,296
4.250%, 11/30/2046	2,290	2,478
3.800%, 07/15/2050	2,025	2,044
3.250%, 09/13/2049	2,330	2,141
2.650%, 07/15/2030	1,125	1,095
Spirit Realty
3.200%, 02/15/2031	115	112
2.700%, 02/15/2032	490	463
Ventas Realty
5.700%, 09/30/2043	850	1,048
4.875%, 04/15/2049	245	282
Welltower
5.125%, 03/15/2043	1,085	1,252
4.950%, 09/01/2048	100	119
Weyerhaeuser
4.000%, 03/09/2052	1,020	1,033

		43,423

Utilities — 16.9%
AEP Texas
4.150%, 05/01/2049	2,185	2,208
AEP Transmission LLC
4.000%, 12/01/2046	5,703	5,985
3.800%, 06/15/2049	2,030	2,056
3.750%, 12/01/2047	400	404
3.650%, 04/01/2050	1,290	1,279
2.750%, 08/15/2051	405	346
Alabama Power
5.500%, 03/15/2041	648	779
5.200%, 06/01/2041	155	182
4.300%, 07/15/2048	1,450	1,570
4.150%, 08/15/2044	135	143
3.850%, 12/01/2042	4,967	5,022
3.700%, 12/01/2047	1,500	1,520
Ameren Illinois
3.700%, 12/01/2047	5,055	5,208
3.250%, 03/15/2050	50	47
2.900%, 06/15/2051	3,724	3,313
American Water Capital
4.150%, 06/01/2049	190	200
3.750%, 09/01/2047	1,675	1,670
Appalachian Power
6.700%, 08/15/2037	50	64
5.800%, 10/01/2035	125	149
4.500%, 03/01/2049	500	539
Arizona Public Service
5.050%, 09/01/2041	50	56
4.500%, 04/01/2042	12	13

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 11/15/2045	$1,735	$1,776
4.250%, 03/01/2049	450	465
4.200%, 08/15/2048	1,200	1,226
Atmos Energy
4.125%, 10/15/2044	2,805	2,920
4.125%, 03/15/2049	2,420	2,624
Avista
4.350%, 06/01/2048	1,425	1,586
Baltimore Gas and Electric
5.200%, 06/15/2033	1,225	1,403
3.500%, 08/15/2046	4,995	4,955
2.900%, 06/15/2050	1,075	969
2.250%, 06/15/2031	2,840	2,698
Berkshire Hathaway Energy
4.450%, 01/15/2049	2,715	3,001
4.250%, 10/15/2050	4,970	5,359
3.800%, 07/15/2048	10,705	10,761
Black Hills
4.200%, 09/15/2046	1,135	1,163
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,059
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	570
4.250%, 02/01/2049	1,760	1,941
3.950%, 03/01/2048	500	528
3.600%, 03/01/2052	1,275	1,295
3.350%, 04/01/2051	945	910
2.900%, 07/01/2050	880	780
Commonwealth Edison
4.700%, 01/15/2044	6,023	6,923
4.600%, 08/15/2043	2,070	2,367
4.000%, 03/01/2048	2,130	2,272
4.000%, 03/01/2049	1,175	1,254
3.750%, 08/15/2047	2,700	2,753
3.700%, 03/01/2045	6,735	6,828
3.125%, 03/15/2051	3,795	3,511
Connecticut Light & Power
4.150%, 06/01/2045	3,065	3,329
4.000%, 04/01/2048	4,327	4,646
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,589
6.200%, 06/15/2036	65	83
5.700%, 06/15/2040	40	49
4.500%, 05/15/2058	930	1,007
4.450%, 03/15/2044	375	403
3.950%, 03/01/2043	6,685	6,720
3.875%, 06/15/2047	4,023	4,016
3.850%, 06/15/2046	3,427	3,395
3.700%, 11/15/2059	850	794
3.200%, 12/01/2051	2,475	2,220
3.000%, 12/01/2060	1,700	1,401

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumers Energy
4.350%, 04/15/2049	$4,023	$4,547
3.500%, 08/01/2051	995	995
3.100%, 08/15/2050	830	787
2.500%, 05/01/2060	590	456
Dayton Power & Light
3.950%, 06/15/2049	140	146
Dominion Energy
5.250%, 08/01/2033	20	23
4.600%, 03/15/2049	850	946
Dominion Energy South Carolina
5.100%, 06/01/2065	1,415	1,753
DTE Electric
3.950%, 06/15/2042	80	82
3.700%, 03/15/2045	5,020	5,113
3.650%, 03/01/2052	1,560	1,617
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	139
6.100%, 06/01/2037	1,910	2,408
6.050%, 04/15/2038	2,285	2,939
6.000%, 01/15/2038	2,166	2,764
5.300%, 02/15/2040	6,675	8,084
4.250%, 12/15/2041	6,630	7,121
4.000%, 09/30/2042	10,585	11,044
3.875%, 03/15/2046	1,570	1,619
Duke Energy Florida LLC
6.400%, 06/15/2038	2,395	3,188
4.200%, 07/15/2048	480	521
3.400%, 10/01/2046	2,035	1,957
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,105	4,234
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	5,631
6.350%, 08/15/2038	1,550	2,004
4.900%, 07/15/2043	840	956
3.750%, 05/15/2046	750	757
3.250%, 10/01/2049	2,170	1,998
Duke Energy Ohio
4.300%, 02/01/2049	625	679
2.125%, 06/01/2030	825	777
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,131
4.200%, 08/15/2045	3,525	3,755
4.150%, 12/01/2044	975	1,029
4.100%, 05/15/2042	530	554
4.100%, 03/15/2043	860	901
3.600%, 09/15/2047	1,850	1,828
East Ohio Gas
3.000%, 06/15/2050 (A)	1,370	1,208
Electricite de France
6.000%, 01/22/2114 (A)	858	956
5.000%, 09/21/2048 (A)	2,415	2,587

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	$1,000	$1,200
Entergy Arkansas LLC
3.350%, 06/15/2052	2,840	2,689
Entergy Louisiana LLC
4.200%, 09/01/2048	2,290	2,495
4.200%, 04/01/2050	1,445	1,557
4.000%, 03/15/2033	1,260	1,359
3.100%, 06/15/2041	3,435	3,260
2.900%, 03/15/2051	2,910	2,577
Entergy Texas
3.550%, 09/30/2049	1,390	1,334
Essential Utilities
4.276%, 05/01/2049	1,045	1,108
Evergy Kansas Central
3.450%, 04/15/2050	1,430	1,372
Evergy Metro
5.300%, 10/01/2041	150	180
4.200%, 06/15/2047	500	539
4.200%, 03/15/2048	1,000	1,075
Exelon
4.950%, 06/15/2035	1,410	1,576
4.700%, 04/15/2050	700	794
Florida Power & Light
5.960%, 04/01/2039	2,255	2,957
5.690%, 03/01/2040	4,978	6,400
5.650%, 02/01/2037	1,000	1,257
4.050%, 06/01/2042	1,985	2,127
4.050%, 10/01/2044	2,715	2,914
3.950%, 03/01/2048	2,965	3,192
3.800%, 12/15/2042	3,935	4,095
3.700%, 12/01/2047	600	617
2.875%, 12/04/2051	1,720	1,565
2.450%, 02/03/2032	4,845	4,705
Georgia Power
4.300%, 03/15/2042	6,235	6,506
4.300%, 03/15/2043	2,265	2,346
3.700%, 01/30/2050	3,290	3,134
Gulf Power
4.550%, 10/01/2044	700	805
Idaho Power
4.200%, 03/01/2048	1,610	1,789
Indiana Michigan Power
4.550%, 03/15/2046	780	857
4.250%, 08/15/2048	1,070	1,145
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,953
International Transmission
4.625%, 08/15/2043	2,525	2,885
Jersey Central Power & Light
6.150%, 06/01/2037	775	976

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	$4,186	$4,814
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,542
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,096
4.400%, 10/15/2044	5,750	6,399
4.250%, 05/01/2046	1,925	2,143
3.950%, 08/01/2047	575	612
3.650%, 08/01/2048	3,125	3,160
3.150%, 04/15/2050	2,880	2,715
MidAmerican Energy MTN
5.800%, 10/15/2036	635	807
5.750%, 11/01/2035	640	806
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,042
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	2,303	2,482
4.119%, 11/28/2042 (A)	2,000	2,024
NiSource
5.800%, 02/01/2042	900	1,076
3.600%, 05/01/2030	1,446	1,478
Northern States Power
6.250%, 06/01/2036	3,755	4,939
6.200%, 07/01/2037	6,850	9,152
3.600%, 05/15/2046	500	504
3.400%, 08/15/2042	464	456
3.200%, 04/01/2052	770	749
2.250%, 04/01/2031	805	769
NSTAR Electric
3.100%, 06/01/2051	2,625	2,446
Oglethorpe Power
5.375%, 11/01/2040	1,870	2,187
5.250%, 09/01/2050	840	962
4.250%, 04/01/2046	1,355	1,345
4.200%, 12/01/2042	2,955	2,942
Ohio Edison
8.250%, 10/15/2038	655	978
Oncor Electric Delivery LLC
5.350%, 10/01/2052	756	991
5.300%, 06/01/2042	419	515
5.250%, 09/30/2040	4,606	5,577
4.550%, 12/01/2041	3,870	4,367
4.100%, 11/15/2048	750	808
3.800%, 06/01/2049	4,650	4,870
3.700%, 05/15/2050	1,520	1,549
3.100%, 09/15/2049	75	69
2.700%, 11/15/2051 (A)	2,120	1,803
Pacific Gas and Electric
4.450%, 04/15/2042	1,465	1,369
4.200%, 06/01/2041	1,355	1,229
3.750%, 08/15/2042	95	81

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PacifiCorp
6.250%, 10/15/2037	$3,180	$4,103
6.000%, 01/15/2039	4,405	5,582
4.100%, 02/01/2042	2,015	2,092
3.300%, 03/15/2051	820	770
2.900%, 06/15/2052	2,210	1,942
PECO Energy
4.800%, 10/15/2043	1,505	1,769
3.700%, 09/15/2047	800	828
3.050%, 03/15/2051	1,919	1,788
Pennsylvania Electric
6.150%, 10/01/2038	100	125
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,493
3.640%, 11/01/2046	1,300	1,237
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,160
4.125%, 06/15/2044	1,925	2,066
3.950%, 06/01/2047	2,425	2,575
Public Service Electric and Gas MTN
4.150%, 11/01/2045	2,106	2,258
4.050%, 05/01/2048	2,176	2,325
4.000%, 06/01/2044	695	720
3.800%, 03/01/2046	900	937
3.650%, 09/01/2042	1,280	1,296
3.600%, 12/01/2047	3,810	3,854
3.200%, 08/01/2049	3,790	3,617
Public Service of Colorado
6.500%, 08/01/2038	40	53
6.250%, 09/01/2037	1,230	1,662
4.750%, 08/15/2041	40	45
4.300%, 03/15/2044	1,450	1,588
4.050%, 09/15/2049	1,505	1,608
3.950%, 03/15/2043	4,405	4,519
3.200%, 03/01/2050	1,175	1,093
Public Service of New Hampshire
3.600%, 07/01/2049	1,760	1,767
Puget Sound Energy
5.795%, 03/15/2040	130	162
4.223%, 06/15/2048	2,470	2,659
2.893%, 09/15/2051	2,315	2,037
San Diego Gas & Electric
6.000%, 06/01/2026	340	385
4.100%, 06/15/2049	1,540	1,619
3.750%, 06/01/2047	2,380	2,405
3.320%, 04/15/2050	3,259	3,074
Sempra Energy
4.000%, 02/01/2048	1,022	1,027
Southern California Edison
5.950%, 02/01/2038	280	334
4.650%, 10/01/2043	2,480	2,638
4.125%, 03/01/2048	4,335	4,371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 03/15/2042	$5,355	$5,239
4.000%, 04/01/2047	2,720	2,686
3.650%, 03/01/2028	2,075	2,151
3.650%, 02/01/2050	360	340
Southern California Gas
4.300%, 01/15/2049	1,230	1,346
4.125%, 06/01/2048	4,025	4,275
3.750%, 09/15/2042	2,390	2,379
Southern Gas Capital
4.400%, 06/01/2043	825	854
4.400%, 05/30/2047	50	53
3.950%, 10/01/2046	490	488
Southwest Gas
3.180%, 08/15/2051	1,065	935
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,530
3.850%, 02/01/2048	3,505	3,376
Southwestern Public Service
4.500%, 08/15/2041	9,440	10,471
3.700%, 08/15/2047	1,930	1,967
Tampa Electric
4.350%, 05/15/2044	1,225	1,332
3.625%, 06/15/2050	1,684	1,679
3.450%, 03/15/2051	600	574
Tucson Electric Power
4.850%, 12/01/2048	1,865	2,147
4.000%, 06/15/2050	240	244
3.250%, 05/01/2051	1,500	1,362
Virginia Electric and Power
8.875%, 11/15/2038	1,982	3,219
6.350%, 11/30/2037	2,480	3,301
4.650%, 08/15/2043	4,770	5,395
4.600%, 12/01/2048	3,310	3,789
4.450%, 02/15/2044	6,250	6,942
4.000%, 01/15/2043	300	318
2.950%, 11/15/2051	2,330	2,103
2.450%, 12/15/2050	540	440
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	2,249
Wisconsin Power & Light
4.100%, 10/15/2044	325	340
3.650%, 04/01/2050	640	652
Wisconsin Public Service
4.752%, 11/01/2044	1,725	2,015
2.850%, 12/01/2051	800	697

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$1,707	$1,878

		551,078

Total Corporate Obligations
(Cost $2,898,455) ($ Thousands)		2,904,953

MUNICIPAL BONDS — 6.1%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
Callable 09/01/2031 @ 100
2.650%, 09/01/2037	1,075	1,043

California — 2.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	3,870
California State University, Ser B, RB
2.719%, 11/01/2052	890	831
California State University, Ser B, RB
Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,375	2,672
California State, Build America Project, GO
7.625%, 03/01/2040	870	1,349
7.600%, 11/01/2040	385	616
7.550%, 04/01/2039	1,535	2,414
7.500%, 04/01/2034	17,795	25,984
7.300%, 10/01/2039	10,750	15,933
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,732
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,226
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,629
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	704
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,517
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,054
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	$1,785	$2,244
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	4,950	6,659
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,439
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,344
San Francisco, Public Utilities Commission, Water Revenue, Ser E, RB
Callable 11/01/2030 @ 100
2.825%, 11/01/2041	835	792
San Jose, Redevelopment Agency, Ser A-T, TA
Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,292
University of California Regents, Ser N, RB
Callable 11/15/2049 @ 100
3.006%, 05/15/2050	2,005	1,955
University of California Regents, Ser N, RB
Callable 11/15/2059 @ 100
3.256%, 05/15/2060	1,995	2,035
University of California, RB
5.946%, 05/15/2045	3,000	3,953
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,018
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,701	2,207
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,098

		89,679

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	717

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	3,812	3,700

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$2,038	$2,863
6.637%, 04/01/2057	512	735

		3,598

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	4,244

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	3,419

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
Callable 07/01/2030 @ 100
2.814%, 07/01/2040	890	872

Massachusetts — 0.3%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	4,085	5,323
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,749
Massachusetts State, School Building Authority, Sub-Ser A, RB
Callable 02/15/2031 @ 100
2.500%, 02/15/2037	1,120	1,051

		8,123

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	743

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	985	1,524
7.102%, 01/01/2041	2,460	3,708
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	1,081

		6,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 1.1%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	$245	$310
4.458%, 10/01/2062	2,690	3,226
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	576
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,717
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,064
5.882%, 06/15/2044	500	715
5.724%, 06/15/2042	3,720	5,152
5.440%, 06/15/2043	3,000	4,062
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,475	3,072
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	4,000	4,828
5.508%, 08/01/2037	1,890	2,369
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	4,280
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,341
New York State, Urban Development, Ser B, RB
Callable 09/15/2031 @ 100
2.590%, 03/15/2035	810	774

		34,486

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	450
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	2,882
Ohio State University, Ser A, RB
4.048%, 12/01/2056	1,650	1,980
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	1,060

		6,372

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,233

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	$2,250	$3,035
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	4,186
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	410
Houston, GO
3.961%, 03/01/2047	1,500	1,670
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,165	1,820
North Texas, Tollway Authority, RB
Callable 01/01/2029 @ 100
3.079%, 01/01/2042	1,170	1,132
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	2,800	3,788
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,825	5,171
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	4,540	6,011

		27,223

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	599

Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	2,495	3,216

Total Municipal Bonds
(Cost $185,113) ($ Thousands)		197,580

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
2.375%, 02/15/2042	51,015	52,091
2.250%, 02/15/2052	5,580	5,685
2.000%, 11/15/2041	23,700	22,689
2.000%, 08/15/2051	5,296	5,080
1.875%, 11/15/2051	39,405	36,764
1.750%, 08/15/2041	10,023	9,187
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	2,291	2,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
1.875%, 02/15/2032	$41,205	$41,359
1.750%, 01/31/2029	1,320	1,313

Total U.S. Treasury Obligations
(Cost $173,905) ($ Thousands)		177,166

SOVEREIGN DEBT — 0.6%

Airport Authority
3.500%, 01/12/2062(A)	1,340	1,318
Chile Government International Bond
3.500%, 01/25/2050	3,790	3,447
3.100%, 05/07/2041	7,805	6,841
Indonesia Government International Bond
3.700%, 10/30/2049	1,530	1,445
Israel Government International Bond
4.125%, 01/17/2048	1,220	1,350
3.875%, 07/03/2050	3,210	3,409
3.375%, 01/15/2050	1,525	1,488
Mexico Government International Bond MTN
5.750%, 10/12/2110	285	293
4.750%, 03/08/2044	490	485

Total Sovereign Debt
(Cost $21,936) ($ Thousands)		20,076

ASSET-BACKED SECURITY — 0.1%
Other Asset-Backed Security — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	2,774	2,780

Total Asset-Backed Security
(Cost $2,707) ($ Thousands)		2,780

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	16,785,046	16,785

Total Cash Equivalent
(Cost $16,785) ($ Thousands)		16,785

Total Investments in Securities — 101.8%
(Cost $3,298,901) ($ Thousands)		$3,319,340

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

Description	Contracts	Market Value ($ Thousands)
PURCHASED SWAPTION (C)* — 0.0%
Total Purchased Swaption
(Cost $78) ($ Thousands)	2,500,000	$99

A list of the OTC swaption contracts held by the Fund at February 28, 2022, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaption
3Y30Y Put*	Bank of America Merill Lynch	2,500,000	$2.75	01/23/2024	$99

The list of open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Notes	176	Jul-2022	$20,667	$20,817	$150
U.S. 10-Year Treasury Notes	830	Jun-2022	105,080	105,772	692
U.S. Long Treasury Bond	157	Jun-2022	24,206	24,600	394
U.S. Ultra Long Treasury Bond	55	Jun-2022	10,098	10,227	129
Ultra 10-Year U.S. Treasury Notes	218	Jun-2022	30,402	30,810	408
			190,453	192,226	1,773
Short Contracts
U.S. 2-Year Treasury Notes	(171)	Jul-2022	$(36,729)	$(36,804)	$(75)
U.S. 5-Year Treasury Notes	(146)	Jul-2022	(17,166)	(17,269)	(103)
U.S. Long Treasury Bond	(60)	Jun-2022	(9,276)	(9,401)	(125)
U.S. Ultra Long Treasury Bond	(219)	Jun-2022	(40,189)	(40,720)	(531)
Ultra 10-Year U.S. Treasury Notes	(194)	Jun-2022	(27,143)	(27,418)	(275)
			(130,503)	(131,612)	(1,109)
			$59,950	$60,614	$664

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD – LIBOR	.0725	Semi-Annually	07/24/2025	USD	6,330	$(120)	$–	$(120)
3 MONTH USD – LIBOR	.0255	Semi-Annually	07/24/2025	USD	12,660	(252)	–	(252)
3 MONTH USD – LIBOR	.0355%	Semi-Annually	07/24/2025	USD	9,375	(185)	–	(185)
FLOATING	1.39% FIXED	Semi-Annually	09/28/2025	USD	14,240	(179)	–	(179)
3 MONTH USD LIBOR	1.6875	Semi-Annually	12/07/2025	USD	13,725	(88)	–	(88)
1.8075	3 MONTH USD - LIBOR	Quarterly	07/24/2053	USD	530	24	–	24
1.7725%	3M USD LIBOR	Quarterly	07/24/2053	USD	1,060	57	–	57
1.785%	3 MONTH USD – LIBOR	Quarterly	07/24/2053	USD	780	40	–	40
1.87% FIXED	FLOATING	Quarterly	09/28/2053	USD	1,215	37	–	37
1.7425	3 MONTH USD LIBOR	Quarterly	12/07/2053	USD	1,150	68	–	68
						$(598)	$–	$(598)

Percentages are based on Net Assets of $3,261,907 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $275,483 ($ Thousands), representing 8.4% of the Net Assets of the Fund.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Continued)

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Refer to table below for details on Swaption Contracts.

Cl — Class
DAC — Designated Activity Company
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
OTC — Over The Counter
PLC — Public Limited Company
PTY — Proprietary
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
TA — Tax Allocation
USD — U.S. Dollar

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,904,953	–	2,904,953
Municipal Bonds	–	197,580	–	197,580
U.S. Treasury Obligations	–	177,166	–	177,166
Sovereign Debt	–	20,076	–	20,076
Asset-Backed Security	–	2,780	–	2,780
Cash Equivalent	16,785	–	–	16,785
Total Investments in Securities	16,785	3,302,555	–	3,319,340

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaption	—	99	—	99
Futures Contracts *
Unrealized Appreciation	1,773	—	—	1,773
Unrealized Depreciation	(1,109)	—	—	(1,109)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	226	—	226
Unrealized Depreciation	—	(824)	—	(824)
Total Other Financial Instruments	664	(499)	—	165

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Long Duration Credit Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$60,077	$1,266,489	$(1,309,781)	$—	$—	$16,785	16,785,046	$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 38.8%
Communication Services — 1.7%
AT&T
9.150%, 02/01/2023	$1,200	$1,283
0.690%, SOFRINDX + 0.640%, 03/25/2024 (A)	3,400	3,401
NTT Finance
0.373%, 03/03/2023 (B)	3,675	3,636
Verizon Communications
0.839%, SOFRINDX + 0.790%, 03/20/2026 (A)	1,200	1,208
0.549%, SOFRINDX + 0.500%, 03/22/2024 (A)	1,200	1,203

		10,731

Consumer Discretionary — 4.6%
7-Eleven
0.625%, 02/10/2023 (B)	5,690	5,644
American Honda Finance MTN
0.875%, 07/07/2023	550	545
Daimler Finance North America LLC
2.550%, 08/15/2022 (B)	3,650	3,672
Daimler Trucks Finance North America LLC
0.799%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	1,125	1,126
Ford Motor Credit LLC
1.490%, ICE LIBOR USD 3 Month + 1.270%, 03/28/2022 (A)	750	750
General Motors Financial
4.250%, 05/15/2023	800	823
3.450%, 04/10/2022	1,450	1,453
0.809%, U.S. SOFR + 0.760%, 03/08/2024 (A)	1,000	1,002
0.669%, U.S. SOFR + 0.620%, 10/15/2024 (A)	4,825	4,809
Howard University
2.801%, 10/01/2023	575	576
Hyatt Hotels
1.300%, 10/01/2023	340	335
1.099%, SOFRINDX + 1.050%, 10/01/2023 (A)	1,150	1,152
Hyundai Capital America MTN
0.800%, 04/03/2023 (B)	1,445	1,424
Lennar
4.750%, 11/15/2022	1,245	1,263
Nordstrom
2.300%, 04/08/2024	530	510
Starbucks
3.100%, 03/01/2023	1,150	1,168
0.470%, SOFRINDX + 0.420%, 02/14/2024 (A)	645	646

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (B)	$1,125	$1,132

		28,030

Consumer Staples — 1.7%
Bunge Finance
3.000%, 09/25/2022	1,000	1,008
Cargill
1.375%, 07/23/2023 (B)	475	473
Coca-Cola Europacific Partners
0.500%, 05/05/2023 (B)	2,400	2,362
Conagra Brands
3.250%, 09/15/2022	996	1,004
0.500%, 08/11/2023	675	662
JDE Peet's
0.800%, 09/24/2024 (B)	1,000	958
Keurig Dr Pepper
0.750%, 03/15/2024	3,570	3,481

		9,948

Energy — 1.9%
ConocoPhillips
2.125%, 03/08/2024	775	775
Enbridge
0.680%, SOFRINDX + 0.630%, 02/16/2024 (A)	1,400	1,404
0.450%, U.S. SOFR + 0.400%, 02/17/2023 (A)	1,885	1,883
Phillips 66
3.700%, 04/06/2023	455	465
Pioneer Natural Resources
0.550%, 05/15/2023	1,635	1,614
Regency Energy Partners
5.000%, 10/01/2022	1,315	1,331
Saudi Arabian Oil
1.250%, 11/24/2023 (B)	200	197
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (B)	3,525	3,534
Southern Natural Gas LLC
0.625%, 04/28/2023 (B)	695	684

		11,887

Financials — 17.4%
AIG Global Funding
0.800%, 07/07/2023 (B)	570	563
American Express
0.750%, 11/03/2023	3,105	3,053
Aon
2.200%, 11/15/2022	55	55
Athene Global Funding
0.764%, U.S. SOFR + 0.715%, 01/07/2025 (A)(B)	800	800

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.750%, U.S. SOFR + 0.700%, 05/24/2024 (A)(B)	$1,820	$1,822
Bank of America
0.740%, U.S. SOFR + 0.690%, 04/22/2025 (A)	1,600	1,604
0.710%, U.S. SOFR + 0.660%, 02/04/2025 (A)	950	951
Bank of America MTN
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (A)	475	472
0.909%, BSBY3M + 0.430%, 05/28/2024 (A)	1,350	1,350
Bank of Montreal MTN
0.729%, SOFRINDX + 0.680%, 03/10/2023 (A)	1,000	1,003
0.669%, SOFRINDX + 0.620%, 09/15/2026 (A)	1,350	1,347
0.515%, U.S. SOFR + 0.465%, 01/10/2025 (A)	800	801
Bank of Nova Scotia
1.950%, 02/01/2023	2,720	2,728
0.599%, SOFRINDX + 0.550%, 09/15/2023 (A)	2,925	2,931
0.430%, U.S. SOFR + 0.380%, 07/31/2024 (A)	1,375	1,373
Brighthouse Financial Global Funding MTN
0.809%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	1,080	1,084
Canadian Imperial Bank of Commerce
0.470%, U.S. SOFR + 0.420%, 10/18/2024 (A)	825	825
0.449%, SOFRINDX + 0.400%, 12/14/2023 (A)	3,115	3,117
Capital One Financial
0.740%, U.S. SOFR + 0.690%, 12/06/2024 (A)	800	800
Charles Schwab
0.549%, SOFRINDX + 0.500%, 03/18/2024 (A)	1,000	1,001
Citigroup
0.744%, U.S. SOFR + 0.694%, 01/25/2026 (A)	650	651
0.719%, U.S. SOFR + 0.669%, 05/01/2025 (A)	800	801
CNA Financial
7.250%, 11/15/2023	500	541
Commonwealth Bank of Australia
0.569%, U.S. SOFR + 0.520%, 06/15/2026 (A)(B)	850	852
Credit Suisse NY
0.520%, 08/09/2023	1,375	1,349

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.440%, SOFRINDX + 0.390%, 02/02/2024 (A)	$4,455	$4,450
Deutsche Bank NY
1.269%, U.S. SOFR + 1.219%, 11/16/2027 (A)	1,100	1,087
0.550%, U.S. SOFR + 0.500%, 11/08/2023 (A)	1,150	1,148
Discover Bank
3.350%, 02/06/2023	3,080	3,121
Fifth Third Bank MTN
1.800%, 01/30/2023	250	251
GA Global Funding Trust
0.549%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	3,525	3,520
Goldman Sachs Group
3.200%, 02/23/2023	2,315	2,343
0.750%, U.S. SOFR + 0.700%, 01/24/2025 (A)	800	801
0.669%, U.S. SOFR + 0.620%, 12/06/2023 (A)	4,165	4,170
0.627%, U.S. SOFR + 0.538%, 11/17/2023 (A)	895	888
0.549%, U.S. SOFR + 0.500%, 09/10/2024 (A)	550	547
HSBC Bank Canada
0.950%, 05/14/2023 (B)	2,000	1,990
HSBC Holdings
0.630%, U.S. SOFR + 0.580%, 11/22/2024 (A)	825	826
Intercontinental Exchange
2.350%, 09/15/2022	1,100	1,107
Jackson Financial
1.125%, 11/22/2023 (B)	825	812
JPMorgan Chase
0.934%, U.S. SOFR + 0.885%, 04/22/2027 (A)	1,600	1,606
0.629%, U.S. SOFR + 0.580%, 03/16/2024 (A)	4,210	4,217
0.585%, U.S. SOFR + 0.535%, 06/01/2025 (A)	925	921
Macquarie Bank MTN
0.441%, 12/16/2022 (B)	675	671
Macquarie Group MTN
0.759%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	825	826
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	874	866
Metropolitan Life Global Funding I
0.900%, 06/08/2023 (B)	575	570
Mizuho Financial Group
1.128%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (A)	1,200	1,203

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Moody's
2.625%, 01/15/2023	$2,600	$2,623
Morgan Stanley
0.731%, U.S. SOFR + 0.616%, 04/05/2024 (A)	600	592
Morgan Stanley MTN
4.875%, 11/01/2022	1,450	1,483
3.750%, 02/25/2023	3,820	3,893
2.750%, 05/19/2022	2,055	2,063
National Bank of Canada
0.900%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023 (A)	850	847
0.750%, 08/06/2024	675	653
Nationwide Building Society
2.000%, 01/27/2023 (B)	600	602
0.550%, 01/22/2024 (B)	750	729
Natwest Group
6.000%, 12/19/2023	925	981
NatWest Markets
0.580%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	1,265	1,266
Nordea Bank ABP
1.000%, 06/09/2023 (B)	875	868
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	735	719
Principal Life Global Funding II
0.499%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	430	431
0.430%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	1,300	1,296
Protective Life Global Funding
1.082%, 06/09/2023 (B)	610	606
Royal Bank of Canada
1.900%, 09/23/2022 (B)	3,375	3,392
Santander Holdings USA
3.400%, 01/18/2023	675	685
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (B)	425	417
Societe Generale
1.100%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	800	802
State Street
2.825%, U.S. SOFR + 2.690%, 03/30/2023 (A)	1,365	1,366
Sumitomo Mitsui Trust Bank MTN
0.489%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	1,000	998
Toronto-Dominion Bank
2.100%, 07/15/2022 (B)	1,495	1,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
0.639%, U.S. SOFR + 0.590%, 09/10/2026 (A)	$850	$852
0.530%, U.S. SOFR + 0.480%, 01/27/2023 (A)	1,344	1,347
Truist Financial MTN
0.449%, U.S. SOFR + 0.400%, 06/09/2025 (A)	900	897
UBS
0.519%, U.S. SOFR + 0.470%, 01/13/2025 (A)(B)	2,340	2,339
0.370%, U.S. SOFR + 0.320%, 06/01/2023 (A)(B)	2,225	2,226
UBS AG/London
0.700%, 08/09/2024 (B)	850	822
USAA Capital
1.500%, 05/01/2023 (B)	890	889

		108,001

Health Care — 2.4%
AmerisourceBergen
0.737%, 03/15/2023	1,100	1,091
Anthem
2.950%, 12/01/2022	925	936
AstraZeneca
0.300%, 05/26/2023	1,475	1,454
Baxter International
0.490%, SOFRINDX + 0.440%, 11/29/2024 (A)(B)	825	823
Cigna
3.050%, 11/30/2022	350	354
0.613%, 03/15/2024	570	555
Humana
0.650%, 08/03/2023	3,160	3,111
Illumina
0.550%, 03/23/2023	1,000	991
PerkinElmer
0.550%, 09/15/2023	1,250	1,229
Royalty Pharma PLC
0.750%, 09/02/2023	1,450	1,423
Stryker
0.600%, 12/01/2023	410	400
Thermo Fisher Scientific
0.579%, U.S. SOFR + 0.530%, 10/18/2024 (A)	3,010	3,012

		15,379

Industrials — 1.5%
AerCap Ireland Capital DAC
0.729%, U.S. SOFR + 0.680%, 09/29/2023 (A)	1,325	1,322

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Lease MTN
0.553%, ICE LIBOR USD 3 Month + 0.350%, 12/15/2022 (A)	$1,200	$1,199
Boeing
2.700%, 05/01/2022	725	727
1.167%, 02/04/2023	1,100	1,096
Carlisle
0.550%, 09/01/2023	300	294
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	965	926
PACCAR Financial MTN
0.800%, 06/08/2023	320	317
Penske Truck Leasing Lp
4.875%, 07/11/2022 (B)	2,350	2,380
TTX MTN
3.050%, 11/15/2022 (B)	700	707

		8,968

Information Technology — 2.0%
Analog Devices
0.300%, U.S. SOFR + 0.250%, 10/01/2024 (A)	590	590
Fidelity National Information Services
0.375%, 03/01/2023	950	938
Hewlett Packard Enterprise
4.450%, 10/02/2023	675	700
Microchip Technology
0.972%, 02/15/2024	610	595
NXP BV
4.625%, 06/01/2023 (B)	650	670
Qorvo
1.750%, 12/15/2024 (B)	635	615
salesforce.com
0.625%, 07/15/2024	2,740	2,664
Skyworks Solutions
0.900%, 06/01/2023	1,610	1,588
SYNNEX
1.250%, 08/09/2024 (B)	1,375	1,334
VMware
1.000%, 08/15/2024	2,210	2,146
0.600%, 08/15/2023	830	815

		12,655

Materials — 0.1%
International Flavors & Fragrances
0.697%, 09/15/2022 (B)	380	379
Martin Marietta Materials
0.650%, 07/15/2023	495	487

		866

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sovereign — 0.9%
European Investment Bank
0.339%, U.S. SOFR + 0.290%, 06/10/2022 (A)(B)	$3,295	$3,297
Inter-American Development Bank
0.309%, U.S. SOFR + 0.260%, 09/16/2022 (A)	2,145	2,147

		5,444

Utilities — 4.6%
American Electric Power
0.797%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (A)	1,430	1,429
Atmos Energy
0.625%, 03/09/2023	1,000	989
CenterPoint Energy
0.700%, SOFRINDX + 0.650%, 05/13/2024 (A)	625	625
CenterPoint Energy Resources
1.004%, ICE LIBOR USD 3 Month + 0.500%, 03/02/2023 (A)	876	876
0.700%, 03/02/2023	2,710	2,682
Cleco Power LLC
0.703%, ICE LIBOR USD 3 Month + 0.500%, 06/15/2023 (A)(B)	1,350	1,349
Dominion Energy
2.450%, 01/15/2023 (B)	800	804
0.733%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (A)	1,726	1,726
DTE Energy
0.550%, 11/01/2022	875	870
Mississippi Power
0.350%, U.S. SOFR + 0.300%, 06/28/2024 (A)	740	733
NextEra Energy Capital Holdings
0.590%, SOFRINDX + 0.540%, 03/01/2023 (A)	1,715	1,719
0.450%, U.S. SOFR + 0.400%, 11/03/2023 (A)	1,325	1,325
OGE Energy
0.703%, 05/26/2023	540	532
ONE Gas
0.811%, ICE LIBOR USD 3 Month + 0.610%, 03/11/2023 (A)	698	698
Pacific Gas and Electric
3.250%, 02/16/2024	625	629
1.700%, 11/15/2023	525	516
1.200%, SOFRINDX + 1.150%, 11/14/2022 (A)	750	750
PPL Electric Utilities
0.470%, ICE LIBOR USD 3 Month + 0.250%, 09/28/2023 (A)	1,235	1,232

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service Enterprise Group
0.841%, 11/08/2023	$3,815	$3,764
Southern California Edison
0.879%, U.S. SOFR + 0.830%, 04/01/2024 (A)	1,690	1,693
Southern California Gas
0.548%, ICE LIBOR USD 3 Month + 0.350%, 09/14/2023 (A)	1,795	1,791
Virginia Electric and Power
3.450%, 09/01/2022	1,600	1,609

		28,341

Total Corporate Obligations
(Cost $241,612) ($ Thousands)		240,250

ASSET-BACKED SECURITIES — 29.4%
Automotive — 15.1%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (B)	205	207
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (B)	3,195	3,190
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (B)	400	398
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (B)	199	198
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (B)	590	583
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (B)	1,244	1,238
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl A
0.990%, 12/15/2025 (B)	1,435	1,431
Americredit Automobile Receivables Trust, Ser 2018-1, Cl C
3.500%, 01/18/2024	325	327
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	2,145	2,130
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	399	399
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	1,225	1,208

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	$321	$322
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (B)	250	251
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	300	297
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (B)	301	300
Capital One Prime Auto Receivables Trust, Ser 2020-1, Cl A3
1.600%, 11/15/2024	501	502
CarMax Auto Owner Trust, Ser 2019-1, Cl A3
3.050%, 03/15/2024	618	622
CarMax Auto Owner Trust, Ser 2019-3, Cl A3
2.180%, 08/15/2024	547	550
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	675	682
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	1,585	1,553
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	1,070	1,045
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	1,153	1,133
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	81	81
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	495	489
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	1,725	1,706
Carvana Auto Receivables Trust, Ser 2021-N4, Cl A1
0.830%, 09/11/2028	852	845
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	669	663
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	1,254	1,239
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (B)	154	156
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	469	471
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.421%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)(B)	498	494

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/2024 (B)	$98	$98
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (B)	895	894
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (B)	285	285
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (B)	1,100	1,089
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (B)	1,900	1,877
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	2,431	2,421
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (B)	2,347	2,355
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (B)	885	887
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	570	556
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.456%, ICE LIBOR USD 1 Month + 0.330%, 12/11/2034 (A)(B)	1,200	1,198
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	1,579	1,554
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	204	206
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	805	803
DT Auto Owner Trust, Ser 2019-2A, Cl C
3.180%, 02/18/2025 (B)	385	387
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (B)	23	23
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (B)	1,501	1,506
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (B)	218	218
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (B)	1,615	1,612
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (B)	745	743
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	580	575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	$530	$524
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (B)	922	915
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	2,055	2,045
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (B)	67	67
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (B)	223	223
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (B)	572	575
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (B)	2,331	2,338
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	515	504
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	1,936	1,909
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (B)	385	389
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	1,585	1,582
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	1,275	1,266
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	453	446
First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/2024 (B)	11	11
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	1,257	1,251
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	3,600	3,597
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/2025 (B)	1,000	1,008
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (B)	86	86
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (B)	90	90
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (B)	511	510

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (B)	$576	$573
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	755	736
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	577	569
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (B)	322	324
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (B)	365	364
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (B)	434	432
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	265	259
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	245	244
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (B)	11	11
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (B)	1,235	1,230
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	601	599
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	865	854
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	88	88
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	685	682
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	1,440	1,430
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	1,323	1,311
Mercedes-Benz Auto Lease Trust, Ser 2020-B, Cl A3
0.400%, 11/15/2023	1,515	1,509
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.930%, 07/15/2024	308	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A2
0.550%, 09/16/2024 (B)	$900	$897
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (B)	574	575
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl C
2.490%, 10/15/2025	259	260
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl B
0.960%, 11/15/2024	753	754
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	300	300
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	1,600	1,587
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	1,625	1,614
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	410	407
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	495	490
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (B)	724	720
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	42	42
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (B)	123	123
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (B)	38	38
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (B)	1,405	1,407
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (B)	526	525
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A2
0.390%, 02/15/2024 (B)	432	432
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (B)	2,025	2,022

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (B)	$585	$585
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	805	803
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl D
4.000%, 10/16/2023 (B)	581	584
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (B)	623	625
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (B)	1,050	1,075
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (B)	851	850
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (B)	330	328
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	950	938
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	507	504
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	485	477
		93,819

Credit Cards — 0.3%

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	310	311
Citibank Credit Card Issuance Trust, Ser 2018-A3, Cl A3
3.290%, 05/23/2025	490	501
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (B)	1,225	1,212
		2,024

Mortgage Related Securities — 0.1%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.867%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	74	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Asset Backed Securities Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.787%, ICE LIBOR USD 1 Month + 0.600%, 01/25/2036 (A)	$426	$426
		500

Other Asset-Backed Securities — 13.9%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	130	131
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	338	338
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025 (B)	290	289
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	740	728
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	1,163	1,152
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	530	526
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	1,625	1,623
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	882	871
Apidos CLO XII, Ser 2018-12A, Cl AR
1.321%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	925	922
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	475	463
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	500	496
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	610	599
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	270	267
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
0.854%, ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)(B)	375	375

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
1.191%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	$1,200	$1,198
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	1,290	1,283
BSPRT Issuer, Ser 2022-FL8, Cl A
1.550%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	825	822
Carbone CLO, Ser 2017-1A, Cl A1
1.394%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(B)	350	348
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.211%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	997	993
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.234%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	1,940	1,933
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	261	258
CIFC Funding, Ser 2017-1A, Cl ARR
1.369%, ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)(B)	750	749
CIFC Funding, Ser 2018-2A, Cl A1
1.294%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(B)	575	571
CIFC Funding, Ser 2018-3A, Cl AR
1.118%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	1,150	1,146
CIFC Funding, Ser 2020-2A, Cl AR2
1.251%, ICE LIBOR USD 3 Month + 1.010%, 04/15/2030 (A)(B)	1,550	1,548
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	8	8
Conn's Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (B)	60	60
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	560	558
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	1,124	1,146
Dewolf Park CLO, Ser 2021-1A, Cl AR
1.161%, ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (A)(B)	1,125	1,120
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	414	409
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	361	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	$1,290	$1,322
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (B)	189	188
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (B)	310	309
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.211%, ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (A)(B)	1,000	997
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
1.129%, ICE LIBOR USD 3 Month + 0.870%, 04/24/2029 (A)(B)	1,397	1,395
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (B)	765	756
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	1,702	1,704
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	535	524
HPS Loan Management, Ser 2021-19, Cl XR
0.858%, ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)(B)	580	580
KKR CLO 21, Ser 2018-21, Cl A
1.241%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	775	773
KKR CLO, Ser 2017-11, Cl AR
1.421%, ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)(B)	750	748
LCM XXIII, Ser 2020-23A, Cl A1R
1.324%, ICE LIBOR USD 3 Month + 1.070%, 10/20/2029 (A)(B)	940	939
LCM XXIV, Ser 2021-24A, Cl AR
1.234%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	1,000	999
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.255%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	1,685	1,678
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.991%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)(B)	1,661	1,660
Magnetite VIII, Ser 2018-8A, Cl AR2
1.221%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	685	684
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (B)	124	123
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (B)	268	267

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	$416	$412
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	1,625	1,624
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	129	129
MF1, Ser 2022-FL8, Cl A
1.398%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	750	745
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	193	195
Mill City Mortgage Trust, Ser 2015-1, Cl M1
3.621%, 06/25/2056 (A)(B)	16	16
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (B)	430	428
Morgan Stanley Capital 1 Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (B)	23	23
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	448	449
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.941%, ICE LIBOR USD 1 Month + 0.750%, 11/15/2068 (A)(B)	395	395
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	1,106	1,096
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	526	511
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.537%, ICE LIBOR USD 1 Month + 0.350%, 03/25/2067 (A)(B)	261	260
Navistar Financial Dealer Note Master Trust, Ser 2020-1, Cl A
1.137%, ICE LIBOR USD 1 Month + 0.950%, 07/25/2025 (A)(B)	435	436
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.171%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)(B)	2,065	2,060
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
1.161%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	1,150	1,147
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (B)	118	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	$1,600	$1,599
OCP CLO, Ser 2018-5A, Cl A1R
1.347%, ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)(B)	300	299
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
1.254%, ICE LIBOR USD 3 Month + 1.000%, 03/17/2030 (A)(B)	670	669
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
1.261%, ICE LIBOR USD 3 Month + 1.020%, 07/17/2030 (A)(B)	350	349
Octagon Investment Partners XXI, Ser 2021-1A, Cl XR3
1.045%, ICE LIBOR USD 3 Month + 0.650%, 02/14/2031 (A)(B)	50	50
OHA Credit Funding 3, Ser 2021-3A, Cl XR
0.854%, ICE LIBOR USD 3 Month + 0.600%, 07/02/2035 (A)(B)	563	562
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (B)	93	93
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (B)	84	84
OZLM VII, Ser 2018-7RA, Cl A1R
1.251%, ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)(B)	827	826
OZLM VIII, Ser 2021-8A, Cl A1R3
1.221%, ICE LIBOR USD 3 Month + 0.980%, 10/17/2029 (A)(B)	745	744
OZLM XII, Ser 2018-12A, Cl A1R
1.349%, ICE LIBOR USD 3 Month + 1.050%, 04/30/2027 (A)(B)	57	57
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
0.928%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)(B)	1,600	1,597
PFS Financing, Ser 2019-A, Cl A2
2.860%, 04/15/2024 (B)	400	401
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (B)	1,750	1,751
PFS Financing, Ser 2020-F, Cl A
0.930%, 08/15/2024 (B)	2,015	2,012
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (B)	630	628
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	1,280	1,282

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.641%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(B)	$1,640	$1,639
Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Cl A
3.500%, 06/20/2035 (B)	103	104
SMB Private Education Loan Trust, Ser 2021-A, Cl A1
0.691%, ICE LIBOR USD 1 Month + 0.500%, 01/15/2053 (A)(B)	332	332
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl C
3.350%, 05/25/2028 (B)	307	309
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (B)	140	140
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	637	631
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
1.234%, ICE LIBOR USD 3 Month + 0.980%, 10/20/2030 (A)(B)	750	749
Stratus CLO, Ser 2021-2A, Cl A
0.993%, ICE LIBOR USD 3 Month + 0.900%, 12/28/2029 (A)(B)	1,050	1,049
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
0.967%, ICE LIBOR USD 1 Month + 0.780%, 07/25/2035 (A)	477	477
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.188%, ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)(B)	238	238
Symphony CLO XVIII, Ser 2021-18A, Cl X
1.009%, ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)(B)	833	833
Symphony Static CLO I, Ser 2021-1A, Cl A
0.959%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	1,110	1,107
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	64	64
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	413	415
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	518	520
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	417	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.787%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (A)(B)	$292	$291
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	120	121
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.187%, ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (A)(B)	345	346
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
1.187%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2059 (A)(B)	337	339
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.131%, ICE LIBOR USD 3 Month + 0.890%, 04/15/2029 (A)(B)	1,314	1,312
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (B)	459	459
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	836	830
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	896	883
VERDE CLO, Ser 2021-1A, Cl XR
0.991%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)(B)	438	438
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	1,527	1,534
Vibrant CLO VI, Ser 2021-6A, Cl AR
1.164%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	982	981
Voya CLO, Ser 2017-1A, Cl A1R
1.141%, ICE LIBOR USD 3 Month + 0.900%, 01/18/2029 (A)(B)	712	709
Voya CLO, Ser 2018-2A, Cl A1R
1.228%, ICE LIBOR USD 3 Month + 0.970%, 04/25/2031 (A)(B)	950	948
Voya CLO, Ser 2018-2A, Cl AR
1.229%, ICE LIBOR USD 3 Month + 0.970%, 07/23/2027 (A)(B)	1,523	1,522
Voya CLO, Ser 2020-1A, Cl AR
1.301%, ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)(B)	1,150	1,148
Voya CLO, Ser 2021-1A, Cl A1R
1.191%, ICE LIBOR USD 3 Month + 0.950%, 04/17/2030 (A)(B)	1,000	999

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2021-2A, Cl A1R
1.221%, ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (A)(B)	$2,275	$2,270
		86,137

Total Asset-Backed Securities
(Cost $183,642) ($ Thousands)		182,480

MORTGAGE-BACKED SECURITIES — 16.7%
Agency Mortgage-Backed Obligations — 1.8%
FHLMC
3.500%, 12/01/2034	518	539
FHLMC ARM
2.141%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.070%, 02/01/2030(A)	7	7
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	416	416
FHLMC CMO, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	18	18
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	363	365
FHLMC CMO, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	22	22
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	139	140
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	203	206
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	592	600
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	700	717
FNMA
6.000%, 01/01/2027 to 04/01/2040	97	111
5.500%, 12/01/2023 to 12/01/2024	13	13
5.000%, 02/01/2023 to 03/01/2025	3	3
3.000%, 10/01/2030	335	347
FNMA ARM
2.340%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029(A)	4	4
2.236%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025(A)	–	–
2.167%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.119%, 11/01/2023(A)	–	–
2.045%, 05/01/2028(A)	–	–
2.009%, ICE LIBOR USD 6 Month + 1.774%, 09/01/2024(A)	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
1.974%, ICE LIBOR USD 6 Month + 1.824%, 09/01/2024(A)	$8	$8
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	1	1
FNMA CMO, Ser 2001-33, Cl FA
0.637%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2031(A)	4	4
FNMA CMO, Ser 2002-64, Cl FG
0.387%, ICE LIBOR USD 1 Month + 0.250%, 10/18/2032(A)	1	1
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	217	216
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	51	52
FNMA CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	26	26
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	959	965
FNMA, Ser 2012-M4, Cl 1A2
2.976%, 04/25/2022(A)	8	8
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	22	22
FNMA, Ser 2017-M13, Cl FA
0.503%, LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	81	81
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.531%, 10/25/2046(A)(B)	725	738
FREMF Mortgage Trust, Ser K22, Cl B
3.679%, 08/25/2045(A)(B)	1,635	1,648
FREMF Mortgage Trust, Ser K24, Cl B
3.506%, 11/25/2045(A)(B)	1,200	1,212
FREMF Mortgage Trust, Ser K28, Cl B
3.489%, 06/25/2046(A)(B)	715	726
FREMF Mortgage Trust, Ser K33, Cl B
3.496%, 08/25/2046(A)(B)	1,110	1,128
GNMA CMO, Ser 2010-151, Cl KA
3.000%, 09/16/2039	18	18
GNMA CMO, Ser 2011-158, Cl CA
3.000%, 10/20/2026	247	250
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	467	467

		11,082
Non-Agency Mortgage-Backed Obligations — 14.9%
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	42	42
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	105	105

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049(A)(B)	$127	$127
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	117	118
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	56	56
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	368	368
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	506	504
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	305	302
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	437	434
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	876	860
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	680	670
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	1,111	1,079
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	226	225
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.689%, 07/25/2035(A)	42	42
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.408%, 11/25/2035(A)	7	6
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	794	769
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.006%, 06/25/2035(A)	25	25
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.328%, 08/25/2035(A)	51	50
BFLD Trust, Ser 2020-OBRK, Cl A
2.241%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)(B)	840	834
BPR Trust, Ser 2021-TY, Cl A
1.241%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(B)	1,930	1,908

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	$264	$263
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	395	388
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	488	483
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	652	646
BSREP Commercial Mortgage Trust, Ser DC, Cl A
1.142%, ICE LIBOR USD 1 Month + 0.950%, 08/15/2038(A)(B)	1,840	1,812
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	235	234
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(B)	310	312
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.271%, ICE LIBOR USD 1 Month + 1.080%, 10/15/2036(A)(B)	977	969
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.111%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(A)(B)	2,536	2,525
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
0.843%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	1,025	1,003
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	540	524
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
1.141%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2034(A)(B)	1,370	1,326
BX Trust, Ser 2021-LGCY, Cl A
0.697%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2023(A)(B)	1,200	1,154
BX Trust, Ser 2021-MFM1, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 01/15/2034(A)(B)	1,265	1,234
BX Trust, Ser 2022-LBA6, Cl A
1.099%, TSFR1M + 1.000%, 01/15/2039(A)(B)	670	661

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
1.249%, SOFR30A + 1.200%, 02/25/2050(A)(B)	$564	$561
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.311%, ICE LIBOR USD 1 Month + 1.120%, 06/15/2034(A)(B)	1,271	1,256
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
0.727%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2035(A)	11	10
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	159	160
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	204	206
Citigroup Commercial Mortgage Trust, Ser SMRT, Cl A
4.149%, 01/10/2036(B)	625	642
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.524%, 09/25/2034(A)	9	9
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.772%, 03/25/2036(A)	61	53
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.795%, 02/25/2058(A)(B)	259	261
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049(A)(B)	56	56
Cold Storage Trust, Ser 2020-ICE5, Cl A
1.091%, ICE LIBOR USD 1 Month + 0.900%, 11/15/2037(A)(B)	1,617	1,595
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	496	487
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050(A)(B)	103	103
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065(A)(B)	331	328
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065(A)(B)	238	238
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	212	212
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	150	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	$555	$537
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	646	623
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	327	325
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	1,104	1,067
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	1,058	1,019
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	605	598
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	27	27
COMM Mortgage Trust, Ser CR23, Cl A2
2.852%, 05/10/2048	336	336
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.421%, LIBOR USD 1 Month + 1.230%, 05/15/2036(A)(B)	2,180	2,158
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.171%, ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(A)(B)	745	739
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	1,122	1,094
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)	994	990
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	592	578
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	756	744
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	1,043	1,009
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 06/15/2034(A)(B)	650	642
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065(B)	164	164
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	245	241

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	$255	$247
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	104	103
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	151	147
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	388	376
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
0.893%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	1,060	1,038
Extended Stay America Trust, Ser ESH, Cl B
1.572%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)(B)	497	491
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.887%, ICE LIBOR USD 1 Month + 4.700%, 04/25/2028(A)	1,033	1,074
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.437%, ICE LIBOR USD 1 Month + 3.250%, 05/25/2025(A)	328	332
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.187%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	558	564
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.087%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	595	623
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
1.037%, ICE LIBOR USD 1 Month + 0.850%, 10/25/2030(A)	130	130
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)	173	171
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	1,018	1,004
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	645	632
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	675	655
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,699	1,641
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.094%, 11/19/2035(A)	94	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2021-RENT, Cl A
0.862%, ICE LIBOR USD 1 Month + 0.700%, 11/21/2035(A)(B)	$1,039	$1,028
GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059(A)(B)	264	265
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.636%, 07/25/2035(A)	124	86
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.808%, 05/25/2037(A)	85	59
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.868%, ICE LIBOR USD 1 Month + 0.760%, 01/25/2035(A)	23	23
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.707%, ICE LIBOR USD 1 Month + 0.520%, 04/25/2035(A)	27	27
Impac CMB Trust, Ser 2005-3, Cl A1
0.667%, ICE LIBOR USD 1 Month + 0.480%, 08/25/2035(A)	27	26
Impac CMB Trust, Ser 2005-5, Cl A1
0.827%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2035(A)	19	18
Impac CMB Trust, Ser 2005-8, Cl 1A
0.707%, ICE LIBOR USD 1 Month + 0.520%, 02/25/2036(A)	62	61
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	967	932
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	556	524
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	501	471
JPMorgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl A
0.991%, ICE LIBOR USD 1 Month + 0.800%, 04/15/2038(A)(B)	1,167	1,149
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.980%, 08/25/2035(A)	23	21
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.044%, 05/25/2037(A)	52	50
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.937%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	230	230

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
1.349%, SOFR30A + 1.300%, 03/25/2051(A)(B)	$1,042	$1,038
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.991%, LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	290	287
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	2,398	2,407
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.731%, ICE LIBOR USD 1 Month + 2.500%, 05/01/2024(A)(B)	378	373
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.937%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(A)(B)	2,045	2,028
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.007%, 06/25/2037(A)	62	44
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	158	156
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	212	209
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	486	478
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	522	509
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
1.292%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)(B)	4,075	4,014
MHP, Ser 2021-STOR, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	325	318
MHP, Ser 2022-MHIL, Cl A
0.914%, TSFR1M + 0.815%, 01/15/2027(A)(B)	390	382
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	123	124
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	327	330
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	428	420
Mortgage Repurchase Agreement Financing Trust, Ser 2021-1, Cl A1
0.626%, ICE LIBOR USD 1 Month + 0.500%, 03/10/2022(A)(B)	2,275	2,275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust, Ser 2005-5, Cl A1
0.707%, ICE LIBOR USD 1 Month + 0.520%, 12/25/2035(A)	$57	$58
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
1.091%, LIBOR USD 1 Month + 0.900%, 12/15/2033(A)(B)	775	764
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	187	192
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	457	470
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.985%, 09/25/2057(A)(B)	204	208
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	95	95
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	381	380
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	178	176
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	249	245
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	961	937
OBX Trust, Ser 2018-1, Cl A2
0.837%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	35	35
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	827	794
Paragon Mortgages, Ser 2006-12A, Cl A2C
0.726%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	86	84
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(B)	315	305
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.316%, 07/27/2037(A)	68	58
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	116	115
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.702%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	10	10

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	$43	$43
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	1,204	1,168
Silverstone Master Issuer, Ser 2022-1A, Cl 1A
0.000%, 01/21/2070(A)(B)	1,660	1,659
SREIT Trust, Ser 2021-MFP, Cl B
1.271%, ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)(B)	900	882
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	522	518
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	118	118
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	111	110
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	269	265
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	759	735
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	554	535
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	1,215	1,212
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	1,020	1,020
TTAN, Ser 2021-MHC, Cl A
1.042%, ICE LIBOR USD 1 Month + 0.850%, 03/15/2038(A)(B)	1,083	1,066
TTAN, Ser 2021-MHC, Cl B
1.292%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)(B)	699	686
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	250	255
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	250	257
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)	128	128
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	178	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)	$47	$47
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)	258	256
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	407	398
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	531	518
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	533	521
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	778	771
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	790	781
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	564	557
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.082%, 03/25/2036(A)	70	71
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	620	624
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	611	613
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	474	483

		92,358
Total Mortgage-Backed Securities
(Cost $105,094) ($ Thousands)		103,440

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bills
0.634%, 01/26/2023 (C)	6,550	6,498
0.391%, 12/29/2022 (C)	3,225	3,201
0.240%, 12/01/2022 (C)	2,650	2,637
U.S. Treasury Notes
1.750%, 09/30/2022	10,000	10,057
0.500%, 03/15/2023	23,745	23,594
0.250%, 06/15/2024	6,375	6,189
0.125%, 01/31/2023	13,150	13,037

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 05/15/2023	$12,705	$12,543

Total U.S. Treasury Obligations
(Cost $78,303) ($ Thousands)		77,756

MUNICIPAL BONDS — 2.7%
California — 0.6%
Golden State Tobacco Securitization, RB, ST APPROP
0.672%, 06/01/2023	1,945	1,925
Riverside County, Infrastructure Financing Authority, Ser B, RB
0.398%, 11/01/2022	1,460	1,454
San Francisco Bay Area, Rapid Transit District Sales Tax Revenue, Ser B, RB
2.537%, 07/01/2022	810	815
University of California, Ser BF, RB
0.455%, 05/15/2022	230	230

		4,424

District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Sub-Ser D-SUBORDINATE, RB
1.672%, 10/01/2023	1,130	1,132

Illinois — 0.2%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	145	145
Illinois State, Sales Tax Revenue, Ser B, RB
1.900%, 06/15/2022	890	892

		1,037

Massachusetts — 0.1%
Massachusetts Water Resources Authority, Ser C, RB
0.534%, 08/01/2022	485	484

New York — 1.1%
City of New York New York, Ser D-2, GO
1.150%, 03/01/2023	1,925	1,924
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	3,105	3,094
New York State, Urban Development, RB
2.550%, 03/15/2022	1,625	1,626

		6,644

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	$2,470	$2,551

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (A)	375	376
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	180	180

		556

Total Municipal Bonds
(Cost $16,909) ($ Thousands)		16,828

COMMERCIAL PAPER — 0.4%
Arabella Finance LLC
0.360%, 04/08/2022 (B)(C)	$2,500	2,499
Total Commercial Paper
(Cost $2,499) ($ Thousands)		2,499

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,006,075	8,006

Total Cash Equivalent
(Cost $8,006) ($ Thousands)		8,006

	Face Amount (Thousands)
REPURCHASE AGREEMENT — 0.3%
BNP Paribas
0.050%, dated 2/28/2022, to be repurchased on 3/1/2022, repurchase price $1,900,003 (collateralized by various U.S. Government Agency, 0.125% - 6.000%, 02/15/2024 - 07/20/2051, ranging in par value from $100 - $2,018,896; with total market value of $1,938,002) (D)	$1,900	1,900
Total Repurchase Agreement
(Cost $1,900) ($ Thousands)		1,900

Total Investments in Securities — 102.1%
(Cost $637,965) ($ Thousands)		$633,159

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	59	Jul-2022	$12,672	$12,698	$27

Short Contracts
U.S. 5-Year Treasury Note	(1)	Jul-2022	$(118)	$(118)	$(1)
U.S. 10-Year Treasury Note	(39)	Jun-2022	(4,922)	(4,970)	(48)
U.S. Long Treasury Bond	(1)	Jun-2022	(154)	(157)	(2)
			(5,194)	(5,245)	(51)
			$7,478	$7,453	$(24)

Percentages are based on Net Assets of $620,195 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $318,248 ($ Thousands), representing 51.3% of the Net Assets of the Fund.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Tri-Party Repurchase Agreement.

ABS — Asset-Backed Security
APPROP — Appropriations
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
USD — U.S. Dollar

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Ultra Short Duration Bond Fund (Concluded)

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	240,250	–	240,250
Asset-Backed Securities	–	182,480	–	182,480
Mortgage-Backed Securities	–	103,440	–	103,440
U.S. Treasury Obligations	–	77,756	–	77,756
Municipal Bonds	–	16,828	–	16,828
Commercial Paper	–	2,499	–	2,499
Cash Equivalent	8,006	–	–	8,006
Repurchase Agreement	–	1,900	–	1,900
Total Investments in Securities	8,006	625,153	–	633,159

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	27	–	–	27
Unrealized Depreciation	(51)	–	–	(51)
Total Other Financial Instruments	(24)	–	–	(24)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2022:

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,695	$223,220	$(218,909)	$—	$—	$8,006	8,006,075	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.0%
Angola — 0.9%
Angola Via Avenir II BV MTN
7.854%, ICE LIBOR USD 6 Month + 7.500%, 07/01/2023 (A)		$3,595	$3,577
Angolan Government International Bond
9.375%, 05/08/2048		5,165	4,869
9.375%, 05/08/2048 (B)		590	556
8.250%, 05/09/2028		2,096	2,086
Angolan Government International Bond MTN
9.125%, 11/26/2049 (B)		1,550	1,438
9.125%, 11/26/2049		1,205	1,118
8.000%, 11/26/2029		3,348	3,275
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,159	2,930
			19,849

Argentina — 1.3%
Argentine Republic Government International Bond
2.000%, 3.875%, 01/09/2038, 07/09/2022 (C)		5,633	2,084
2.500%, 3.500%, 07/09/2041, 07/09/2022 (C)		14,074	4,785
0.500%, 1.500%, 07/09/2035, 07/09/2022 (C)		7,892	2,336
1.000%, 07/09/2029		12,020	3,966
0.500%, 0.750%, 07/09/2030, 07/09/2023 (C)		36,991	11,800
0.500%, 07/09/2029	EUR	13	5
0.125%, 07/09/2030		407	137
Provincia de Buenos Aires MTN
2.000%, 3.000%, 09/01/2037, 09/01/2022 (C)		977	329
Provincia de Cordoba
5.000%, 12/10/2025 (B)		$721	537
Rio Energy
6.875%, 02/01/2025 (B)		372	298
YPF
4.000%, 9.000%, 02/12/2026, 01/01/2023 (C)		1,055	897
			27,174

Armenia — 0.1%
Republic of Armenia International Bond
3.600%, 02/02/2031		1,447	1,230

Azerbaijan — 0.8%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		2,772	2,923
Southern Gas Corridor CJSC
6.875%, 03/24/2026		8,079	9,031

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		$3,691	$4,285
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		1,100	1,114
4.750%, 03/13/2023		229	232
			17,585

Bahamas — 0.0%
Bahamas Government International Bond
6.000%, 11/21/2028		980	822

Bahrain — 0.8%
Bahrain Government International Bond
7.000%, 01/26/2026 (B)		2,354	2,523
7.000%, 10/12/2028 (B)		756	799
6.125%, 08/01/2023		849	879
6.000%, 09/19/2044		402	337
5.625%, 09/30/2031 (B)		1,664	1,567
5.625%, 09/30/2031		209	197
5.450%, 09/16/2032 (B)		981	903
5.450%, 09/16/2032		5,615	5,166
Bahrain Government International Bond MTN
6.250%, 01/25/2051		200	169
5.250%, 01/25/2033 (B)		1,057	935
4.250%, 01/25/2028		1,254	1,190
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (B)		1,625	1,552
Oil and Gas Holding BSCC (B)
8.375%, 11/07/2028		810	882
7.625%, 11/07/2024		858	897
			17,996

Belarus — 0.2%
Development Bank of the Republic of Belarus JSC
6.750%, 05/02/2024		1,681	1,157
Republic of Belarus International Bond
6.875%, 02/28/2023 (B)		2,423	905
6.378%, 02/24/2031 (B)		1,061	287
6.378%, 02/24/2031		767	207
6.200%, 02/28/2030		215	58
6.200%, 02/28/2030 (B)		134	36
5.875%, 02/24/2026		2,070	559
			3,209

Belize — 0.0%
Belize Government International Bond
4.938%, 02/20/2038		1,613	822

Benin — 0.0%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	114
4.950%, 01/22/2035		581	557

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.875%, 01/19/2032	EUR	156	$156
			827

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029		$2,514	2,791
3.717%, 01/25/2027		1,093	1,135
2.375%, 08/20/2030		306	289
			4,215

Brazil — 6.3%
Brazil Letras do Tesouro Nacional
7.296%, 07/01/2023 (D)	BRL	23,000	3,817
7.125%, 01/01/2024 (D)		79,000	12,456
0.000%, 01/01/2025 (D)		51,000	7,273
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		$1,037	1,052
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,343	1,353
5.333%, 02/15/2028		1,329	1,337
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	1,442	1,099
6.000%, 08/15/2050		180	138
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023		143,322	27,300
10.000%, 01/01/2025		87,841	16,510
10.000%, 01/01/2027		91,265	16,929
10.000%, 01/01/2029		60,291	10,910
10.000%, 01/01/2031		35,453	6,326
Brazilian Government International Bond
5.625%, 01/07/2041		$523	508
5.625%, 02/21/2047		928	878
5.000%, 01/27/2045		3,758	3,334
4.750%, 01/14/2050		1,200	1,002
4.625%, 01/13/2028		1,600	1,624
4.500%, 05/30/2029		810	801
3.875%, 06/12/2030		1,101	1,028
3.750%, 09/12/2031		7,509	6,777
2.875%, 06/06/2025		3,125	3,108
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (B)		232	219
CSN Inova Ventures
6.750%, 01/28/2028 (B)		800	830
6.750%, 01/28/2028		430	446
CSN Resources
4.625%, 06/10/2031 (B)		804	729
Globo Comunicacao e Participacoes
5.500%, 01/14/2032 (B)		640	586
Gol Finance
7.000%, 01/31/2025 (B)(E)		1,322	1,195
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (B)		433	403

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (B)		$1,343	$1,242
Minerva Luxembourg
4.375%, 03/18/2031 (B)		462	422
MV24 Capital BV
6.748%, 06/01/2034 (B)		181	177
Petrobras Global Finance BV
5.500%, 06/10/2051		698	596
StoneCo
3.950%, 06/16/2028		1,960	1,549
Suzano Austria GmbH (B)
7.000%, 03/16/2047		572	656
6.000%, 01/15/2029		406	445
5.000%, 01/15/2030		687	703
			135,758

Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	823	806

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.501%, 06/05/2034 (D)		$2,520	1,840
Neon Capital MTN
2.216%, 01/06/2028 (A)	JPY	371,867	2,746
			4,586

Chile — 1.5%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (B)		$354	300
ATP Tower Holdings LLC
4.050%, 04/27/2026 (B)	CLP	381	353
Banco de Credito e Inversiones
3.500%, 10/12/2027 (B)		$1,691	1,738
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	1,934,482	2,438
Bonos de la Tesoreria de la Republica en pesos
5.000%, 03/01/2035		405,000	472
4.700%, 09/01/2030 (B)		555,000	667
4.500%, 03/01/2026		935,000	1,136
2.800%, 10/01/2033 (B)		625,000	601
Cencosud
4.375%, 07/17/2027 (B)		$2,283	2,342
Chile Government International Bond
3.625%, 10/30/2042		1,368	1,303
3.500%, 01/31/2034		336	333
3.250%, 09/21/2071		2,386	1,923
3.100%, 05/07/2041		405	355
3.100%, 01/22/2061		730	591
2.750%, 01/31/2027		2,252	2,255
2.550%, 01/27/2032		1,387	1,308
2.550%, 07/27/2033		10,666	9,717

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.450%, 01/31/2031		$378	$356
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		500	417
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (B)		217	220
Empresa Nacional del Petroleo
3.450%, 09/16/2031 (B)		504	464
Nacional del Cobre de Chile
3.750%, 01/15/2031 (B)		234	236
3.700%, 01/30/2050 (B)		669	594
3.150%, 01/14/2030		1,000	969
3.000%, 09/30/2029		1,050	1,011
3.000%, 09/30/2029 (B)		390	376
			32,475

China — 6.6%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	162
Blossom Joy
3.100% (A)(F)		243	242
China Government Bond
3.810%, 09/14/2050	CNY	8,700	1,476
3.720%, 04/12/2051		5,400	904
3.530%, 10/18/2051		29,980	4,910
3.280%, 12/03/2027		69,330	11,330
3.270%, 11/19/2030		116,010	19,010
3.020%, 10/22/2025		65,100	10,508
3.020%, 05/27/2031		12,210	1,962
3.010%, 05/13/2028		13,870	2,230
2.910%, 10/14/2028		5,000	799
2.890%, 11/18/2031		112,370	17,959
2.880%, 11/05/2023		37,000	5,924
2.850%, 06/04/2027		63,890	10,211
2.690%, 08/12/2026		6,000	957
2.680%, 05/21/2030		73,820	11,506
1.990%, 04/09/2025		85,700	13,392
China Government International Bond
3.250%, 10/19/2023		$2,175	2,232
1.250%, 10/26/2026 (B)		2,160	2,109
0.550%, 10/21/2025		1,700	1,626
0.400%, 10/21/2023		3,830	3,764
China Minmetals Corp
3.750% (A)(F)		3,389	3,416
Chinalco Capital Holdings
2.125%, 06/03/2026		632	605
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022		900	903
4.100% (A)(F)		307	314
CNAC HK Finbridge
4.125%, 07/19/2027		575	598
3.875%, 06/19/2029		1,107	1,123
3.000%, 09/22/2030		1,021	971

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028		$361	$394
CNRC Capitale
3.900% (A)(F)		200	201
Country Garden Holdings
4.800%, 08/06/2030		1,082	725
Dianjian Haiyu Ltd
4.300% (A)(F)		205	210
Dianjian International Finance Ltd
4.600% (A)(F)		448	455
ENN Clean Energy International Investment
3.375%, 05/12/2026 (B)		308	301
Huarong Finance II MTN
5.500%, 01/16/2025		730	728
Leader Goal International MTN
4.250% (A)(F)		263	266
Meituan
3.050%, 10/28/2030		238	199
Minmetals Bounteous Finance BVI
3.375% (A)(F)		1,080	1,088
Powerchina Roadbridge Group British Virgin Islands
3.080% (A)(F)		423	416
Shimao Group Holdings
5.600%, 07/15/2026		2,542	725
5.200%, 01/30/2025		2,111	654
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030		802	779
2.300%, 01/08/2031		2,792	2,619
Sunac China Holdings
7.000%, 07/09/2025		232	88
6.500%, 01/26/2026		207	80
Tencent Holdings MTN
3.240%, 06/03/2050 (B)		620	509
Wanda Properties International
7.250%, 01/29/2024		1,217	1,119
Wanda Properties Overseas
6.950%, 12/05/2022		200	186
6.875%, 07/23/2023		244	230
			143,115

Colombia — 4.9%
AI Candelaria Spain
7.500%, 12/15/2028 (B)		1,453	1,438
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	2,160
9.850%, 06/28/2027		994,000	271
8.125%, 05/21/2024		$288	318
7.375%, 09/18/2037		1,116	1,239
6.125%, 01/18/2041		3,264	3,162
5.625%, 02/26/2044		1,555	1,402
5.200%, 05/15/2049		6,303	5,325

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 06/15/2045		$6,012	$5,009
4.500%, 03/15/2029		5,828	5,640
4.375%, 03/21/2023	COP	4,586,000	1,154
4.125%, 02/22/2042		$7,833	6,105
3.875%, 02/15/2061 (E)		1,402	1,007
3.250%, 04/22/2032		2,305	1,928
3.125%, 04/15/2031		2,194	1,859
3.000%, 01/30/2030		1,198	1,031
Colombian TES
10.000%, 07/24/2024	COP	14,816,300	3,918
9.250%, 05/28/2042		3,869,500	946
7.750%, 09/18/2030		20,757,800	4,826
7.500%, 08/26/2026		48,279,200	11,674
7.250%, 10/18/2034		27,925,800	5,968
7.250%, 10/26/2050		6,253,600	1,209
7.000%, 03/26/2031		25,917,200	5,687
7.000%, 03/26/2031		1,757,100	386
7.000%, 06/30/2032		11,329,600	2,438
6.250%, 11/26/2025		29,255,200	6,871
6.250%, 07/09/2036		8,114,800	1,541
6.000%, 04/28/2028		22,723,100	4,954
5.750%, 11/03/2027		35,369,800	7,716
3.000%, 03/25/2033		1,516,300	1,067
2.250%, 04/18/2029		1,309,400	916
Ecopetrol
6.875%, 04/29/2030		$686	718
5.875%, 11/02/2051		504	422
Empresas Publicas de Medellin ESP (B)
8.375%, 11/08/2027	COP	4,600,000	1,059
7.625%, 09/10/2024		2,224,000	540
7.625%, 09/10/2024		1,827,000	444
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)		1,408,000	348
7.875%, 08/12/2024		1,095,000	271
Geopark
5.500%, 01/17/2027 (B)		$1,438	1,361
Gran Tierra Energy
7.750%, 05/23/2027 (B)		390	354
Grupo Aval
4.375%, 02/04/2030 (B)		1,083	955
SierraCol Energy Andina LLC
6.000%, 06/15/2028 (B)		1,003	916
			106,553

Costa Rica — 0.3%
Costa Rica Government International Bond
7.158%, 03/12/2045		2,261	2,185
7.158%, 03/12/2045		600	582
7.000%, 04/04/2044		780	747
7.000%, 04/04/2044		1,211	1,160
6.125%, 02/19/2031		2,201	2,190
			6,864

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Croatia — 0.1%
Croatia Government International Bond
1.500%, 06/17/2031	EUR	700	$719
1.125%, 03/04/2033		1,336	1,294
			2,013

Czech Republic — 1.7%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	12,390	623
2.750%, 07/23/2029		134,160	5,824
2.500%, 08/25/2028		147,960	6,343
2.400%, 09/17/2025		167,370	7,193
2.000%, 10/13/2033		71,520	2,854
1.250%, 02/14/2025		137,070	5,681
1.200%, 03/13/2031		38,160	1,452
1.000%, 06/26/2026		53,520	2,167
0.950%, 05/15/2030		47,180	1,775
0.250%, 02/10/2027		15,200	586
0.050%, 11/29/2029		47,130	1,655
			36,153

Dominican Republic — 1.5%
Dominican Republic International Bond
9.750%, 06/05/2026	DOP	24,700	470
7.450%, 04/30/2044 (B)		$587	613
7.450%, 04/30/2044		506	529
6.850%, 01/27/2045		2,518	2,464
6.500%, 02/15/2048		5,899	5,536
6.400%, 06/05/2049		1,551	1,431
6.000%, 02/22/2033 (B)		6,017	5,905
5.875%, 01/30/2060		3,748	3,158
5.875%, 01/30/2060 (B)		509	429
5.500%, 02/22/2029 (B)		1,959	1,948
5.300%, 01/21/2041		4,066	3,487
4.875%, 09/23/2032		3,905	3,553
4.500%, 01/30/2030		2,943	2,722
			32,245

Ecuador — 1.1%
Ecuador Government International Bond
9.007%, 07/31/2030 (D)		100	59
6.889%, 07/31/2030 (B)(D)		2,261	1,328
5.000%, 5.500%, 07/31/2030, 07/31/2022 (B)(C)		4,158	3,638
1.000%, 2.500%, 07/31/2035, 07/31/2022 (C)		10,572	7,427
1.000%, 2.500%, 07/31/2035, 07/31/2022 (B)(C)		8,475	5,954
0.500%, 1.500%, 07/31/2040, 07/31/2022 (B)(C)		5,565	3,410
0.500%, 1.500%, 07/31/2040, 07/31/2022 (C)		3,046	1,867
			23,683

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Egypt — 2.9%
Egypt Government Bond
16.300%, 04/09/2024	EGP	21,507	$1,416
16.100%, 05/07/2029		21,345	1,456
15.900%, 07/02/2024		13,572	891
14.664%, 10/06/2030		7,247	463
14.556%, 10/13/2027		17,572	1,128
14.483%, 04/06/2026		151,884	9,746
14.406%, 07/07/2027		24,826	1,586
14.382%, 01/12/2031		14,496	914
14.292%, 01/05/2028		28,937	1,838
14.196%, 07/07/2023		30,301	1,936
14.060%, 01/12/2026		67,382	4,274
Egypt Government International Bond
8.875%, 05/29/2050		$2,020	1,587
8.875%, 05/29/2050 (B)		6,854	5,384
8.700%, 03/01/2049 (B)		921	719
8.700%, 03/01/2049		820	640
7.903%, 02/21/2048		2,133	1,565
7.903%, 02/21/2048 (B)		96	70
7.625%, 05/29/2032 (B)		3,674	3,067
7.625%, 05/29/2032		6,511	5,435
6.588%, 02/21/2028 (B)(E)		936	834
5.250%, 10/06/2025 (B)		788	750
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,575	4,309
8.150%, 11/20/2059		378	282
7.600%, 03/01/2029		1,133	1,015
7.500%, 02/16/2061		844	600
7.300%, 09/30/2033		1,318	1,076
7.300%, 09/30/2033 (B)		4,624	3,776
6.375%, 04/11/2031 (B)	EUR	1,464	1,305
6.375%, 04/11/2031		1,260	1,124
5.875%, 02/16/2031		$200	155
5.800%, 09/30/2027 (B)		740	650
5.625%, 04/16/2030	EUR	1,081	963
4.750%, 04/11/2025		633	678
4.750%, 04/11/2025 (B)		325	348
4.750%, 04/16/2026		900	899
			62,879

El Salvador — 0.4%
El Salvador Government International Bond
9.500%, 07/15/2052		$5,844	3,141
8.625%, 02/28/2029		1,343	732
7.750%, 01/24/2023		2,360	1,988
7.650%, 06/15/2035 (B)		196	102
7.625%, 02/01/2041		1,285	645
7.625%, 02/01/2041 (B)		755	379
7.125%, 01/20/2050		328	162
6.375%, 01/18/2027 (B)		1,014	555
5.875%, 01/30/2025		2,295	1,383

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.875%, 01/30/2025 (B)		$138	$83
			9,170

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024		431	324
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (B)		432	325
			649

Gabon — 0.2%
Gabon Government International Bond
7.000%, 11/24/2031 (B)		2,421	2,220
6.625%, 02/06/2031		975	886
6.625%, 02/06/2031 (B)		609	–
			3,106

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026 (B)		750	716
2.750%, 04/22/2026		580	554
			1,270

Ghana — 1.0%
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	2,770	417
19.250%, 12/18/2023		5,730	843
10.750%, 10/14/2030		$3,743	3,639
8.950%, 03/26/2051		200	129
8.950%, 03/26/2051 (B)		912	590
8.875%, 05/07/2042		1,946	1,268
8.875%, 05/07/2042 (B)		1,486	969
8.750%, 03/11/2061 (B)		1,817	1,167
8.750%, 03/11/2061		1,039	667
8.627%, 06/16/2049 (B)		731	469
8.625%, 04/07/2034		4,345	2,868
8.125%, 03/26/2032 (B)		240	160
7.875%, 03/26/2027 (B)		779	562
7.875%, 02/11/2035 (B)		1,485	970
7.875%, 02/11/2035		1,944	1,270
7.750%, 04/07/2029 (B)		450	306
7.750%, 04/07/2029		1,321	898
7.625%, 05/16/2029		1,727	1,168
7.625%, 05/16/2029 (B)		403	273
6.375%, 02/11/2027		1,986	1,378
Tullow Oil (B)
10.250%, 05/15/2026		535	523
7.000%, 03/01/2025		1,747	1,371
			21,905

Guatemala — 0.4%
CT Trust
5.125%, 02/03/2032 (B)		1,444	1,446
Guatemala Government Bond
6.125%, 06/01/2050		188	194

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 04/24/2032		$1,718	$1,770
5.375%, 04/24/2032 (B)		187	193
4.900%, 06/01/2030		2,191	2,202
4.650%, 10/07/2041 (B)		1,234	1,129
4.650%, 10/07/2041		247	226
4.500%, 05/03/2026		941	950
3.700%, 10/07/2033		735	666
3.700%, 10/07/2033 (B)		320	290
			9,066

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	436
5.625%, 06/24/2030		1,066	927
			1,363

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		1,026	972

Hungary — 1.3%
Hungary Government Bond
6.750%, 10/22/2028	HUF	658,330	2,152
5.500%, 06/24/2025		747,520	2,280
4.000%, 04/28/2051		190,210	450
3.250%, 10/22/2031		2,112,900	5,517
3.000%, 06/26/2024		101,050	291
3.000%, 10/27/2027		864,870	2,336
3.000%, 08/21/2030		750,100	1,925
3.000%, 10/27/2038		155,240	345
2.750%, 12/22/2026		1,555,570	4,210
2.250%, 04/20/2033		172,760	394
2.250%, 06/22/2034		196,330	431
1.500%, 04/22/2026		123,360	322
Hungary Government International Bond
5.375%, 02/21/2023		$476	491
3.125%, 09/21/2051 (B)		2,475	2,033
2.125%, 09/22/2031 (B)		5,396	4,858
2.125%, 09/22/2031		379	341
1.500%, 11/17/2050	EUR	363	305
			28,681

India — 0.3%
Adani Electricity Mumbai
3.949%, 02/12/2030 (B)		$720	671
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,430	1,372
2.250%, 01/13/2031		1,052	926
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(B)(F)		290	292
Power Finance MTN
3.950%, 04/23/2030 (B)		786	758

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Reliance Industries (B)
3.625%, 01/12/2052		$986	$905
2.875%, 01/12/2032		1,175	1,099
Vedanta Resources
7.125%, 05/31/2023		300	278
6.375%, 07/30/2022		550	539
Vedanta Resources Finance II
13.875%, 01/21/2024 (B)		403	411
			7,251

Indonesia — 6.8%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		345	388
6.530%, 11/15/2028 (B)		593	669
5.800%, 05/15/2050 (B)		1,683	1,702
5.710%, 11/15/2023 (B)		866	903
4.750%, 05/15/2025 (B)		359	367
Indonesia Government International Bond
8.500%, 10/12/2035		1,900	2,778
8.500%, 10/12/2035		400	585
7.750%, 01/17/2038		2,250	3,118
5.250%, 01/08/2047 (B)		240	274
4.750%, 02/11/2029		534	592
3.500%, 01/11/2028		2,736	2,822
3.200%, 09/23/2061		673	564
3.050%, 03/12/2051		2,357	2,104
2.850%, 02/14/2030		4,759	4,712
2.150%, 07/28/2031		2,186	2,029
1.400%, 10/30/2031	EUR	442	454
1.300%, 03/23/2034		755	742
1.100%, 03/12/2033		1,000	981
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$4,428	4,961
5.125%, 01/15/2045		280	312
4.625%, 04/15/2043		1,186	1,247
3.750%, 06/14/2028	EUR	372	455
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	89,762,000	7,179
8.750%, 05/15/2031		94,417,000	7,541
8.375%, 03/15/2024		58,925,000	4,431
8.375%, 03/15/2034		80,180,000	6,284
8.375%, 04/15/2039		94,054,000	7,437
8.250%, 05/15/2029		150,430,000	11,596
8.250%, 06/15/2032		5,973,000	462
8.250%, 05/15/2036		117,159,000	9,100
8.125%, 05/15/2024		139,107,000	10,460
7.500%, 08/15/2032		45,947,000	3,377
7.500%, 06/15/2035		47,500,000	3,483
7.500%, 05/15/2038		62,756,000	4,563
7.500%, 04/15/2040		63,173,000	4,624
7.125%, 06/15/2042		13,600,000	967

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 05/15/2027	IDR	66,379,000	$4,905
7.000%, 09/15/2030		30,854,000	2,212
6.625%, 05/15/2033		36,763,000	2,559
6.500%, 06/15/2025		27,423,000	2,000
6.500%, 02/15/2031		21,432,000	1,493
6.375%, 04/15/2032		62,475,000	4,291
6.125%, 05/15/2028		19,675,000	1,377
Medco Bell Pte
6.375%, 01/30/2027 (B)		$626	609
Minejesa Capital BV (B)
5.625%, 08/10/2037		447	422
4.625%, 08/10/2030		582	569
Pertamina Persero
2.300%, 02/09/2031 (B)		3,682	3,293
Pertamina Persero MTN
6.450%, 05/30/2044		328	385
5.625%, 05/20/2043		208	221
3.650%, 07/30/2029 (B)		985	989
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		2,051	2,156
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (B)	EUR	943	935
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$1,070	1,178
5.250%, 10/24/2042		1,097	1,104
5.250%, 05/15/2047		710	703
4.375%, 02/05/2050 (B)		355	320
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (B)		1,015	1,118
			147,102

Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		1,523	1,460

Israel — 0.2%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)(B)		592	567
Israel Government International Bond
4.500%, 04/03/2120		2,033	2,257
Leviathan Bond
6.750%, 06/30/2030 (B)		550	557
			3,381

Ivory Coast — 0.3%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,804	1,840
6.625%, 03/22/2048		3,244	3,113

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.625%, 03/22/2048	EUR	883	$847
6.625%, 03/22/2048 (B)		675	648
5.875%, 10/17/2031 (B)		198	205
5.750%, 12/31/2032		$52	50
5.750%, 12/31/2032		27	26
5.250%, 03/22/2030	EUR	621	647
			7,376

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047		$2,095	1,897
7.375%, 10/10/2047 (B)		62	56
5.850%, 07/07/2030 (B)		1,823	1,709
4.950%, 07/07/2025		547	547
			4,209

Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022		880	881
2.950%, 05/06/2031 (B)		723	658
Kazakhstan Government International Bond
4.875%, 10/14/2044		1,804	1,815
KazMunayGas National JSC
6.375%, 10/24/2048 (B)		1,741	1,929
6.375%, 10/24/2048		350	388
5.750%, 04/19/2047 (B)		4,787	4,989
5.375%, 04/24/2030		1,605	1,700
5.375%, 04/24/2030 (B)		1,295	1,371
5.375%, 04/24/2030		6,045	6,402
4.750%, 04/24/2025 (B)		1,737	1,790
3.500%, 04/14/2033		2,037	1,847
KazTransGas JSC
4.375%, 09/26/2027		1,987	1,990
4.375%, 09/26/2027 (B)		1,219	1,221
National Bank of Kazakhstan Notes
9.068%, 03/25/2022 (D)	KZT	1,649,012	3,344
Tengizchevroil Finance International
3.250%, 08/15/2030 (B)		$630	580
2.625%, 08/15/2025		1,794	1,703
			32,608

Kenya — 0.3%
Republic of Kenya Government International Bond
8.250%, 02/28/2048		2,752	2,377
8.000%, 05/22/2032		2,242	2,113
7.000%, 05/22/2027		2,181	2,093
7.000%, 05/22/2027 (B)		300	288
			6,871

Kuwait — 0.1%
Meglobal Canada ULC MTN MTN
5.875%, 05/18/2030 (B)		250	283

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (A)(B)		$1,000	$939
NBK Tier 1 Financing 2
4.500%, USD Swap Semi 30/360 6 Yr Curr + 2.832% (A)(B)(F)		693	684
			1,906

Lebanon — 0.4%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		11,222	1,190
8.200%, 05/17/2033 (G)		3,557	377
6.850%, 03/23/2027 (G)		1,116	129
6.750%, 11/29/2027 (G)		3,188	368
6.650%, 04/22/2024 (G)		2,000	230
6.000%, 01/27/2023 (G)		738	85
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (G)		14,601	1,752
7.000%, 03/20/2028 (G)		2,671	287
6.850%, 05/25/2029 (G)		2,941	338
6.650%, 02/26/2030 (G)		2,063	238
6.600%, 11/27/2026 (G)		2,218	256
6.400%, 05/26/2023 (G)		2,645	308
6.375%, 03/09/2020 (G)		6,273	730
6.250%, 05/27/2022 (G)		409	47
6.150%, 06/19/2020 (G)		8,161	949
6.100%, 10/04/2022 (G)		3,900	453
6.100%, 10/04/2022 (G)		3,411	397
5.800%, 04/14/2020 (G)		8,853	1,030
			9,164

Macau — 0.0%
Studio City Finance (B)
6.500%, 01/15/2028 (E)		507	444
6.000%, 07/15/2025		119	111
			555

Malaysia — 6.6%
1MDB Energy
5.990%, 05/11/2022		2,000	2,008
1MDB Global Investments
4.400%, 03/09/2023		6,000	5,838
1MDB Global Investments Ltd
4.400%, 03/09/2023		9,700	9,439
Malaysia Government Bond
5.248%, 09/15/2028	MYR	4,097	1,069
4.935%, 09/30/2043		1,200	307
4.921%, 07/06/2048		3,873	984
4.736%, 03/15/2046		1,052	260
4.392%, 04/15/2026		5,125	1,275
4.254%, 05/31/2035		13,310	3,229
4.232%, 06/30/2031		2,000	494
4.181%, 07/15/2024		24,035	5,907

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.065%, 06/15/2050	MYR	3,800	$855
4.059%, 09/30/2024		17,428	4,281
3.955%, 09/15/2025		52,510	12,883
3.906%, 07/15/2026		23,403	5,717
3.900%, 11/30/2026		9,147	2,235
3.899%, 11/16/2027		4,810	1,171
3.885%, 08/15/2029		31,074	7,499
3.828%, 07/05/2034		44,271	10,349
3.800%, 08/17/2023		42,002	10,228
3.795%, 09/30/2022		4,800	1,157
3.757%, 04/20/2023		30,150	7,325
3.757%, 05/22/2040		29,134	6,525
3.733%, 06/15/2028		27,174	6,520
3.502%, 05/31/2027		7,247	1,732
3.480%, 03/15/2023		10,106	2,445
3.478%, 06/14/2024		9,387	2,274
3.418%, 08/15/2022		13,665	3,279
2.632%, 04/15/2031		52,449	11,458
Malaysia Government International Bond
3.882%, 03/10/2022		2,991	713
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	497
4.119%, 11/30/2034		6,809	1,636
4.070%, 09/30/2026		14,000	3,436
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,970	1,899
Petronas Capital MTN
4.550%, 04/21/2050		2,131	2,393
3.500%, 04/21/2030		1,790	1,833
2.480%, 01/28/2032		2,021	1,889
			143,039

Mexico — 8.3%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,090
Banco Mercantil del Norte (B)(F)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (A)		$623	609
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (A)		1,569	1,545
Banco Nacional de Comercio Exterior SNC
2.720%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/2031 (A)(B)		1,777	1,701
Cemex (B)
5.450%, 11/19/2029		622	618
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (A)(F)		277	267
3.875%, 07/11/2031		782	695
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,375
6.264%, 02/15/2052 (B)		$2,313	2,310

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 02/14/2042 (B)		$570	$549
4.750%, 02/23/2027 (B)		364	378
4.688%, 05/15/2029 (B)		6,229	6,167
3.348%, 02/09/2031 (B)		605	537
FEL Energy VI Sarl
5.750%, 12/01/2040 (B)		281	264
Mexican Bonos
10.000%, 12/05/2024	MXN	234,123	12,073
8.500%, 05/31/2029		126,900	6,429
8.500%, 11/18/2038		274,359	13,922
8.000%, 11/07/2047		91,207	4,368
7.750%, 05/29/2031		138,313	6,702
7.750%, 11/13/2042		182,284	8,538
7.500%, 06/03/2027		335,965	16,218
6.500%, 06/09/2022		186,400	9,113
5.750%, 03/05/2026		32,092	1,459
5.750%, 03/05/2026		10,982	499
Mexican Bonos, Ser M20
8.000%, 12/07/2023		86,710	4,262
Mexican Udibonos
4.500%, 12/04/2025		172,508	8,726
3.500%, 11/16/2023		99,484	4,854
Mexico City Airport Trust
5.500%, 07/31/2047 (B)		$1,068	959
Mexico Government International Bond
5.000%, 04/27/2051		1,116	1,132
4.750%, 04/27/2032		1,230	1,313
4.600%, 02/10/2048		578	553
4.350%, 01/15/2047		1,567	1,456
4.280%, 08/14/2041		2,104	1,975
3.771%, 05/24/2061		527	427
3.750%, 04/19/2071		1,488	1,176
3.500%, 02/12/2034		4,727	4,446
2.659%, 05/24/2031		3,288	3,020
2.250%, 08/12/2036	EUR	608	583
Mexico Government International Bond MTN
6.050%, 01/11/2040		$859	983
5.750%, 10/12/2110		3,850	3,962
Minera Mexico
4.500%, 01/26/2050 (B)		870	835
Petroleos Mexicanos
7.690%, 01/23/2050 (B)		2,359	2,119
7.690%, 01/23/2050		4,653	4,180
6.950%, 01/28/2060		471	391
6.840%, 01/23/2030 (B)		534	536
6.700%, 02/16/2032 (B)		7,965	7,685
6.700%, 02/16/2032		211	204
6.625%, 06/15/2035		7,189	6,510
6.625%, 06/15/2038		205	177
6.500%, 01/23/2029 (B)		1,111	1,112
6.500%, 06/02/2041		2,783	2,349

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.375%, 01/23/2045	$1,575	$1,280
5.950%, 01/28/2031	1,757	1,645
5.950%, 01/28/2031 (B)	727	681
5.350%, 02/12/2028 (B)	826	796
Petroleos Mexicanos MTN
6.750%, 09/21/2047	3,093	2,569
6.750%, 09/21/2047	440	365
Poinsettia Finance
6.625%, 06/17/2031	6,992	6,905
		178,592

Mongolia — 0.3%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (B)	1,149	1,192
Mongolia Government International Bond
5.125%, 04/07/2026	546	545
4.450%, 07/07/2031	635	576
3.500%, 07/07/2027	1,655	1,523
Mongolia Government International Bond MTN
8.750%, 03/09/2024	2,896	3,135
		6,971

Morocco — 0.2%
Morocco Government International Bond
5.500%, 12/11/2042	1,150	1,139
4.000%, 12/15/2050	1,029	812
3.000%, 12/15/2032	1,942	1,687
OCP
3.750%, 06/23/2031 (B)	203	179
		3,817

Mozambique — 0.1%
Mozambique International Bond
5.000%, 9.000%, 09/15/2031, 09/15/2023 (B)(C)	2,053	1,755
5.000%, 9.000%, 09/15/2031, 09/15/2023 (C)	400	342
		2,097

Netherlands — 0.0%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (B)	399	406
VEON Holdings BV
3.375%, 11/25/2027 (B)	783	337
		743

Nigeria — 1.0%
Nigeria Government International Bond
9.248%, 01/21/2049 (B)	706	657
9.248%, 01/21/2049	524	488
8.747%, 01/21/2031	303	296
7.875%, 02/16/2032	5,990	5,502
7.696%, 02/23/2038	3,037	2,556
7.696%, 02/23/2038 (B)	852	717

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nigeria Government International Bond MTN
8.250%, 09/28/2051 (B)	$4,802	$4,105
7.625%, 11/28/2047 (B)	1,380	1,110
7.375%, 09/28/2033 (B)	1,092	966
7.375%, 09/28/2033	3,845	3,401
6.500%, 11/28/2027 (B)	610	580
6.500%, 11/28/2027	70	66
6.125%, 09/28/2028	1,161	1,064
		21,508

Oman — 1.0%
Oman Government International Bond
7.375%, 10/28/2032 (B)	306	340
7.000%, 01/25/2051 (B)	642	634
7.000%, 01/25/2051	200	198
6.750%, 10/28/2027	5,564	5,960
6.750%, 01/17/2048 (B)	2,188	2,097
6.750%, 01/17/2048	4,735	4,538
6.500%, 03/08/2047	300	281
6.250%, 01/25/2031	2,212	2,295
6.250%, 01/25/2031 (B)	1,402	1,454
4.750%, 06/15/2026	1,402	1,403
Oman Government International Bond MTN
6.000%, 08/01/2029	805	827
6.000%, 08/01/2029 (B)	784	805
4.875%, 02/01/2025 (B)	632	643
		21,475

Pakistan — 0.4%
Pakistan Global Sukuk Programme
7.950%, 01/31/2029 (B)	1,542	1,523
Pakistan Government International Bond
8.250%, 09/30/2025 (B)	335	338
7.875%, 03/31/2036	285	236
6.875%, 12/05/2027	1,455	1,353
6.875%, 12/05/2027 (B)	1,073	998
Pakistan Government International Bond MTN
8.875%, 04/08/2051	470	392
7.375%, 04/08/2031	1,777	1,521
6.000%, 04/08/2026 (B)	1,413	1,292
		7,653

Panama — 1.2%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (B)	469	427
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (B)	639	617
Banco Nacional de Panama
2.500%, 08/11/2030 (B)	1,160	1,021
Cable Onda
4.500%, 01/30/2030 (B)	227	215

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Empresa de Transmision Electrica
5.125%, 05/02/2049 (B)		$873	$882
Panama Bonos del Tesoro
3.362%, 06/30/2031		2,505	2,400
Panama Government International Bond
9.375%, 04/01/2029		1,120	1,527
8.125%, 04/28/2034		699	979
6.700%, 01/26/2036		400	491
4.500%, 04/16/2050		2,586	2,525
4.500%, 04/01/2056		2,984	2,882
4.500%, 01/19/2063		2,266	2,154
4.300%, 04/29/2053		360	339
3.870%, 07/23/2060		3,526	3,036
3.750%, 03/16/2025		1,220	1,252
3.298%, 01/19/2033		1,485	1,425
3.160%, 01/23/2030		591	580
2.252%, 09/29/2032		4,431	3,914
			26,666

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		850	790

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,980	2,128
5.400%, 03/30/2050		946	932
4.950%, 04/28/2031		1,086	1,127
2.739%, 01/29/2033		1,410	1,231
			5,418

Peru — 2.8%
ABY Transmission Sur
6.875%, 04/30/2043 (B)		313	393
Fondo MIVIVIENDA
7.000%, 02/14/2024 (B)	PEN	5,422	1,449
Inkia Energy
5.875%, 11/09/2027 (B)		$487	475
Kallpa Generacion SA (B)
4.875%, 05/24/2026		398	407
4.125%, 08/16/2027		1,197	1,190
Nexa Resources
5.375%, 05/04/2027 (B)		4,041	4,073
Peru Government Bond
6.950%, 08/12/2031	PEN	3,899	1,082
6.350%, 08/12/2028		3,966	1,078
6.150%, 08/12/2032		13,534	3,522
5.940%, 02/12/2029		5,721	1,513
5.400%, 08/12/2034		11,192	2,635
5.350%, 08/12/2040		959	210
5.200%, 09/12/2023		1,204	323

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Peruvian Government International Bond
8.750%, 11/21/2033		$790	$1,150
8.200%, 08/12/2026	PEN	18	5
8.200%, 08/12/2026		6,280	1,858
6.950%, 08/12/2031		24,601	6,828
6.950%, 08/12/2031		724	201
6.900%, 08/12/2037		9,608	2,519
6.850%, 02/12/2042		882	228
6.350%, 08/12/2028		4,735	1,287
5.700%, 08/12/2024 (B)		6,317	1,710
5.625%, 11/18/2050		$626	781
5.400%, 08/12/2034	PEN	1,738	409
3.750%, 03/01/2030	EUR	170	211
3.600%, 01/15/2072		$1,006	839
3.230%, 07/28/2121		4,321	3,185
3.000%, 01/15/2034		1,931	1,782
2.844%, 06/20/2030		255	245
2.783%, 01/23/2031		6,507	6,148
1.950%, 11/17/2036	EUR	1,091	1,056
1.250%, 03/11/2033		3,208	3,076
Petroleos del Peru
5.625%, 06/19/2047 (B)		$1,432	1,271
5.625%, 06/19/2047		5,676	5,038
4.750%, 06/19/2032		1,799	1,736
4.750%, 06/19/2032 (B)		1,695	1,635
			61,548

Philippines — 0.7%
Philippine Government International Bond
5.000%, 01/13/2037		779	878
3.900%, 11/26/2022	PHP	52,000	1,007
3.700%, 03/01/2041		$1,087	1,035
3.200%, 07/06/2046		910	809
3.000%, 02/01/2028		693	700
2.950%, 05/05/2045		548	467
2.650%, 12/10/2045		1,073	874
1.950%, 01/06/2032		7,894	7,127
1.750%, 04/28/2041	EUR	606	589
1.648%, 06/10/2031		$2,848	2,517
			16,003

Poland — 1.6%
Republic of Poland Government Bond
3.250%, 07/25/2025	PLN	12,833	2,978
2.750%, 04/25/2028		7,185	1,592
2.500%, 04/25/2024		7,644	1,772
2.500%, 07/25/2026		24,576	5,481
2.500%, 07/25/2027		56,456	12,425
1.750%, 04/25/2032		24,266	4,712
1.250%, 10/25/2030		5,030	962
0.250%, 10/25/2026		14,296	2,870

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Poland Government International Bond
3.000%, 03/17/2023		$1,001	$1,011
			33,803

Qatar — 1.4%
Qatar Energy
3.300%, 07/12/2051 (B)		1,274	1,199
3.125%, 07/12/2041 (B)		1,413	1,328
3.125%, 07/12/2041		663	623
2.250%, 07/12/2031		3,850	3,627
2.250%, 07/12/2031 (B)		973	916
Qatar Government International Bond
5.103%, 04/23/2048		1,583	1,987
5.103%, 04/23/2048 (B)		4,998	6,272
4.817%, 03/14/2049		4,678	5,679
4.400%, 04/16/2050 (B)		2,116	2,440
4.400%, 04/16/2050		200	231
3.750%, 04/16/2030		4,237	4,574
3.750%, 04/16/2030 (B)		770	831
State of Qatar
6.400%, 01/20/2040 (B)		674	931
			30,638

Romania — 1.7%
Romania Government Bond
5.850%, 04/26/2023	RON	2,330	535
5.000%, 02/12/2029		11,435	2,464
4.850%, 04/22/2026		2,725	604
4.750%, 10/11/2034		1,205	241
4.400%, 09/25/2023		970	219
4.250%, 06/28/2023		3,930	886
4.150%, 01/26/2028		13,770	2,872
4.150%, 10/24/2030		4,200	836
4.000%, 10/25/2023		4,865	1,089
3.650%, 07/28/2025		21,105	4,546
3.650%, 09/24/2031		7,895	1,484
3.250%, 06/24/2026		3,370	699
Romanian Government International Bond
4.000%, 02/14/2051		$2,212	1,869
3.625%, 03/27/2032 (B)		1,752	1,647
3.000%, 02/27/2027 (B)		802	781
2.750%, 04/14/2041 (B)	EUR	1,038	858
2.625%, 12/02/2040 (B)		452	374
2.000%, 04/14/2033 (B)		381	329
Romanian Government International Bond MTN
6.125%, 01/22/2044		$312	355
4.625%, 04/03/2049	EUR	2,036	2,164
4.125%, 03/11/2039		345	355
3.875%, 10/29/2035		1,700	1,757
3.750%, 02/07/2034 (B)		1,299	1,328
3.375%, 02/08/2038 (B)		1,908	1,843

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.375%, 01/28/2050	EUR	3,177	$2,739
2.875%, 04/13/2042 (B)		773	641
2.875%, 04/13/2042		746	618
2.500%, 02/08/2030 (B)		935	955
2.124%, 07/16/2031		166	156
2.000%, 01/28/2032		206	186
2.000%, 04/14/2033		800	692
			36,122

Russia — 2.2%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (B)		$3,647	1,715
Gazprom PJSC Via Gaz Capital
4.950%, 02/06/2028 (B)		684	287
Gazprom PJSC via Gaz Finance
4.599%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.264% (A)(B)(E)(F)		1,233	567
GTLK Europe Capital DAC
4.949%, 02/18/2026		1,336	628
4.650%, 03/10/2027		797	263
Lukoil Capital DAC
3.600%, 10/26/2031 (B)		899	541
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	148,472	998
8.150%, 02/03/2027		1,048,775	6,360
7.950%, 10/07/2026		289,831	2,066
7.750%, 09/16/2026		214,105	1,512
7.700%, 03/23/2033		115,299	715
7.700%, 03/16/2039		142,850	896
7.650%, 04/10/2030		12,078	78
7.250%, 05/10/2034		228,246	1,338
7.050%, 01/19/2028		1,035,010	4,925
7.000%, 08/16/2023		52,160	403
7.000%, 07/30/2036		127,961	740
6.900%, 05/23/2029		184,016	1,159
6.900%, 07/23/2031		503,017	3,000
6.700%, 03/14/2029		590,667	3,693
6.100%, 07/18/2035		84,790	447
6.000%, 10/06/2027		95,220	598
4.500%, 07/16/2025		959,165	6,128
Russian Federal Inflation-Linked Bond
2.500%, 07/17/2030		30,885	253
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		$200	153
7.500%, 03/31/2030		2	1
5.250%, 06/23/2047		2,800	980
5.100%, 03/28/2035		5,000	1,750
4.375%, 03/21/2029		12,800	5,762
4.250%, 06/23/2027		800	400
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (B)		600	150

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.800%, 11/22/2025		$240	$60
			48,566

Saudi Arabia — 1.3%
EIG Pearl Holdings Sarl (B)
4.387%, 11/30/2046		1,240	1,206
3.545%, 08/31/2036		992	966
Global Sukuk
1.602%, 06/17/2026		2,600	2,491
KSA Sukuk
2.250%, 05/17/2031 (B)		2,576	2,483
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,620	1,721
Saudi Government International Bond MTN
4.625%, 10/04/2047 (B)		3,953	4,346
4.500%, 10/26/2046		2,958	3,199
4.500%, 10/26/2046 (B)		704	761
3.450%, 02/02/2061		1,529	1,391
3.250%, 10/26/2026 (B)		2,158	2,239
3.250%, 10/22/2030		1,889	1,948
3.250%, 10/22/2030 (B)		841	867
3.250%, 11/17/2051 (B)		2,160	1,944
2.500%, 02/03/2027		1,400	1,403
2.250%, 02/02/2033 (B)		2,132	2,005
			28,970

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,949	1,638
5.375%, 06/08/2037	EUR	606	560
5.375%, 06/08/2037 (B)		538	497
4.750%, 03/13/2028		1,030	1,082
4.750%, 03/13/2028 (B)		170	178
			3,955

Serbia — 0.2%
Serbia International Bond
3.125%, 05/15/2027		451	495
2.125%, 12/01/2030		$880	737
1.650%, 03/03/2033	EUR	406	352
1.500%, 06/26/2029		1,788	1,710
Serbia International Bond MTN
2.050%, 09/23/2036		1,524	1,273
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	36,980	388
4.500%, 01/11/2026		31,490	310
			5,265

South Africa — 5.5%
Bidvest Group
3.625%, 09/23/2026 (B)		$528	506
Eskom Holdings SOC
4.314%, 07/23/2027		1,785	1,667

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Eskom Holdings SOC MTN
6.350%, 08/10/2028		$650	$662
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (B)		4,243	4,167
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (B)		1,612	1,607
7.500%, 09/15/2033	ZAR	52,500	2,573
6.750%, 08/06/2023		$1,456	1,449
6.750%, 08/06/2023 (B)		1,100	1,095
Republic of South Africa Government International Bond
5.750%, 09/30/2049		5,022	4,331
4.850%, 09/30/2029		2,266	2,209
Sasol Financing USA LLC
6.500%, 09/27/2028		540	559
5.875%, 03/27/2024		661	673
4.375%, 09/18/2026		532	520
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	138,821	9,978
9.000%, 01/31/2040		130,862	7,376
8.875%, 02/28/2035		187,473	10,896
8.750%, 01/31/2044		190,249	10,319
8.750%, 02/28/2048		257,629	13,906
8.500%, 01/31/2037		226,230	12,449
8.250%, 03/31/2032		121,550	7,070
8.000%, 01/31/2030		108,104	6,438
7.000%, 02/28/2031		114,109	6,198
6.500%, 02/28/2041		30,833	1,329
6.300%, 06/22/2048		$1,946	1,811
6.250%, 03/31/2036	ZAR	103,805	4,714
5.875%, 09/16/2025		$326	348
5.875%, 06/22/2030		199	208
5.650%, 09/27/2047		2,567	2,206
5.000%, 10/12/2046 (E)		475	387
4.850%, 09/27/2027		690	694
Stillwater Mining
4.500%, 11/16/2029		323	295
			118,640

South Korea — 0.0%
Korea International Bond
1.000%, 09/16/2030		812	735

Sri Lanka — 0.5%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,519	1,115
7.550%, 03/28/2030		1,701	748
6.850%, 03/14/2024		1,445	687
6.825%, 07/18/2026 (B)		1,612	755
6.825%, 07/18/2026		800	375
6.750%, 04/18/2028		4,865	2,141
6.750%, 04/18/2028 (B)		7,201	3,169

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.350%, 06/28/2024		$1,368	$643
6.200%, 05/11/2027		2,234	987
5.750%, 04/18/2023		1,124	559
			11,179

St. Lucia — 0.1%
Digicel Holdings Bermuda
8.750%, 05/25/2024 (B)		790	798
Digicel International Finance
8.750%, 05/25/2024 (B)		650	656
			1,454

Supranational — 0.8%
Africa Finance
2.875%, 04/28/2028 (B)		2,555	2,449
African Export-Import Bank
3.798%, 05/17/2031 (B)		301	293
African Export-Import Bank MTN
3.994%, 09/21/2029 (B)		543	543
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (B)		1,274	1,319
4.700%, 10/22/2031 (B)		934	956
4.700%, 10/22/2031		430	440
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	768
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	134,700,000	9,689
			16,457

Taiwan — 0.0%
TSMC Arizona
3.250%, 10/25/2051		$220	210
2.500%, 10/25/2031		254	242
			452

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		323	307

Thailand — 3.1%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	113
4.875%, 06/22/2029		15,000	551
3.775%, 06/25/2032		300,593	10,475
3.650%, 06/20/2031		85,000	2,935
3.625%, 06/16/2023		34,000	1,082
3.400%, 06/17/2036		268,387	8,922
3.300%, 06/17/2038		161,478	5,261
2.875%, 12/17/2028		134,998	4,418
2.875%, 06/17/2046		4,865	145
2.400%, 12/17/2023		167,000	5,271
2.125%, 12/17/2026		25,000	792
2.000%, 12/17/2031		434,984	13,117
2.000%, 06/17/2042		56,426	1,479

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.600%, 12/17/2029	THB	15,000	$446
1.600%, 06/17/2035		51,336	1,408
1.585%, 12/17/2035		22,000	597
1.450%, 12/17/2024		124,000	3,845
1.250%, 03/12/2028		79,365	2,622
0.950%, 06/17/2025		87,000	2,657
			66,136

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026		$409	411
4.500%, 06/26/2030		819	795
4.375%, 01/16/2024		217	220
			1,426

Tunisia — 0.3%
Tunisian Republic
6.375%, 07/15/2026 (B)	EUR	1,928	1,581
6.375%, 07/15/2026		962	789
5.750%, 01/30/2025 (B)		$2,401	1,776
5.750%, 01/30/2025		830	614
5.625%, 02/17/2024	EUR	2,086	1,837
			6,597

Turkey — 1.6%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (B)		$972	792
Export Credit Bank of Turkey (B)
8.250%, 01/24/2024		327	336
6.125%, 05/03/2024		831	821
5.375%, 10/24/2023		1,487	1,466
Hazine Mustesarligi Varlik Kiralama
7.250%, 02/24/2027 (B)		4,657	4,587
QNB Finansbank
6.875%, 09/07/2024 (B)		898	934
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (B)		561	560
Turkey Government Bond
12.600%, 10/01/2025	TRY	11,388	606
11.700%, 11/13/2030		17,444	730
10.600%, 02/11/2026		19,572	953
9.000%, 05/04/2022		5,060	361
1.500%, 06/18/2025		20,575	2,897
Turkey Government International Bond
7.250%, 12/23/2023		$2,958	3,010
6.875%, 03/17/2036		1,313	1,146
6.500%, 09/20/2033		3,679	3,173
6.375%, 10/14/2025		409	396
6.350%, 08/10/2024		517	512
6.000%, 01/14/2041		1,091	835
5.950%, 01/15/2031		2,363	2,009
5.750%, 03/22/2024		145	143
5.750%, 05/11/2047		1,131	812

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.875%, 10/09/2026		$847	$752
4.750%, 01/26/2026		2,817	2,571
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026 (B)		725	728
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (B)		570	545
Ulker Biskuvi Sanayi
6.950%, 10/30/2025		1,381	1,273
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (B)		632	628
			33,576

Uganda — 0.4%
Republic of Uganda Government Bonds
17.000%, 01/16/2025	UGX	631,100	199
17.000%, 04/03/2031		13,196,900	4,324
16.375%, 03/04/2032		2,046,100	653
16.250%, 11/08/2035		1,610,800	–
16.000%, 05/06/2027		3,245,900	1,008
14.250%, 06/22/2034		7,863,100	2,243
10.000%, 09/07/2023		1,594,500	446
			8,873

Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (B)		$1,334	464
7.125%, 07/19/2024	EUR	970	381
NPC Ukrenergo
6.875%, 11/09/2026 (B)		$1,699	595
6.875%, 11/09/2026		400	140
State Agency of Roads of Ukraine
6.250%, 06/24/2028		2,299	690
6.250%, 06/24/2028 (B)		554	166
Ukraine Government Bond
17.000%, 05/11/2022	UAH	99,987	3,267
15.840%, 02/26/2025		92,615	2,336
Ukraine Government International Bond
9.750%, 11/01/2028		$1,223	421
7.750%, 09/01/2024 (B)		819	268
7.750%, 09/01/2025 (B)		3,051	1,028
7.750%, 09/01/2026 (B)		3,030	1,008
7.750%, 09/01/2026		1,155	384
7.750%, 09/01/2027		3,193	1,063
7.375%, 09/25/2032		2,712	869
7.253%, 03/15/2033		864	284
7.253%, 03/15/2033 (B)		366	120
6.876%, 05/21/2029		6,692	2,170
6.876%, 05/21/2029 (B)		423	137
6.750%, 06/20/2026	EUR	1,790	623
2.090%, N/A + 0.000%, 05/31/2040 (A)		$800	170
1.258%, N/A + 0.000%, 05/31/2040 (A)(B)		3,182	675

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ukreximbank Via Biz Finance
9.750%, 01/22/2025	$31	$20
		17,279

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC (B)
4.600%, 11/02/2047	2,651	2,902
3.650%, 11/02/2029	923	965
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (B)	863	960
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (B)	1,107	1,186
3.875%, 04/16/2050	628	673
3.000%, 09/15/2051	970	893
3.000%, 09/15/2051 (B)	764	704
2.500%, 04/16/2025	2,821	2,853
1.700%, 03/02/2031	1,640	1,530
1.625%, 06/02/2028	1,426	1,362
DAE Funding LLC
3.375%, 03/20/2028 (B)	850	817
DP World MTN (B)
6.850%, 07/02/2037	245	299
5.625%, 09/25/2048	648	723
4.700%, 09/30/2049	215	215
DP World Crescent MTN
4.848%, 09/26/2028	725	789
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (A)(F)	4,046	4,233
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043	670	717
Finance Department Government of Sharjah MTN (B)
4.000%, 07/28/2050	1,319	1,084
3.625%, 03/10/2033	1,257	1,178
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040	6,002	5,520
2.940%, 09/30/2040 (B)	900	828
2.625%, 03/31/2036 (B)	827	747
2.160%, 03/31/2034	2,202	2,047
MDGH - GMTN BV MTN
4.500%, 11/07/2028 (B)	796	879
3.950%, 05/21/2050	338	359
Sharjah Sukuk Program MTN
3.854%, 04/03/2026	1,037	1,074
UAE INTERNATIONAL GOVERNMENT BOND MTN
2.000%, 10/19/2031 (B)	1,903	1,808
		37,345

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (B)	IDR	8,997,000	$694

United States — 0.6%
JPMorgan Chase Bank MTN (B)
8.375%, 04/19/2039		1,563,000	120
7.500%, 06/15/2035		48,361,000	3,546
7.000%, 09/18/2030 (A)		117,660,000	8,436
Sagicor Financial
5.300%, 05/13/2028 (B)		$712	710
			12,812

Uruguay — 0.4%
Uruguay Government International Bond
8.250%, 05/21/2031	UYU	19,962	469
5.100%, 06/18/2050		$260	310
4.975%, 04/20/2055		1,070	1,268
4.375%, 01/23/2031		5,757	6,329
			8,376

Uzbekistan — 0.2%
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		774	650
Republic of Uzbekistan International Bond MTN
5.375%, 02/20/2029		1,819	1,814
3.700%, 11/25/2030		301	260
Uzauto Motors AJ
4.850%, 05/04/2026 (B)		1,269	1,221
Uzbekneftegaz JSC
4.750%, 11/16/2028 (B)		1,187	1,029
			4,974

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		3,202	120
6.000%, 05/16/2024 (G)		16,821	631
6.000%, 05/16/2024 (G)		7,900	296
6.000%, 05/16/2024 (G)		1,777	67
6.000%, 11/15/2026 (G)		24,577	922
5.500%, 04/12/2037 (G)		1,620	61
5.375%, 04/12/2027 (G)		7,825	293
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		3,400	187
9.250%, 05/07/2028 (G)		4,965	273
8.250%, 10/13/2024 (G)		4,151	228
7.750%, 10/13/2019 (G)		7,816	430
			3,508

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (B)		1,594	1,379

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Zambia — 0.9%
First Quantum Minerals (B)
7.500%, 04/01/2025		$528	$540
6.875%, 03/01/2026		531	546
6.875%, 10/15/2027		928	986
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	87
13.000%, 12/18/2027		8,370	322
13.000%, 01/25/2031		26,933	873
11.000%, 01/25/2026		27,670	1,147
11.000%, 06/28/2026		118,640	4,740
10.000%, 06/28/2024		99,750	4,715
Zambia Government International Bond
8.970%, 07/30/2027 (G)		$2,696	1,988
5.375%, 09/20/2022 (G)		3,413	2,427
5.375%, 09/20/2022 (B)(G)		1,822	1,295
			19,666

Total Global Bonds
(Cost $2,310,705) ($ Thousands)			2,034,428

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
2.999%, 04/21/2022 (H)		183	183
0.072%, 04/28/2022 (H)		6,673	6,672
U.S. Treasury Note
0.415%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/2022		122	122

Total U.S. Treasury Obligations
(Cost $6,975) ($ Thousands)			6,977

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.050% **†(I)		3,138,678	3,139

Total Affiliated Partnership
(Cost $3,139) ($ Thousands)			3,139

Total Investments in Securities — 94.4%
(Cost $2,320,819) ($ Thousands)			$2,044,544

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
R186 Bond Future	741	May-2022	$5,455	$5,437	$5
R2030 Bond Future	640	May-2022	3,875	3,885	27

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
R2032 Bond Future	1,260	May-2022	$7,305	$7,356	$85
R2035 Bond Future	1,879	May-2022	10,943	11,054	165
R2037 Bond Future	2,400	May-2022	13,402	13,473	56
R213 Bond Future	613	May-2022	3,359	3,369	26
U.S. 2-Year Treasury Note	49	Jul-2022	10,528	10,546	18
U.S. 5-Year Treasury Note	171	Jul-2022	20,139	20,226	87
U.S. 10-Year Treasury Note	141	Jun-2022	17,852	17,969	116
U.S. Ultra Long Treasury Bond	72	Jun-2022	13,264	13,387	123
			106,122	106,702	708
Short Contracts
Euro-BOBL	(59)	Mar-2022	$(8,972)	$(8,738)	$168
Euro-Bund	(88)	Mar-2022	(17,357)	(16,511)	728
Euro-BUXL	(55)	Mar-2022	(13,496)	(12,218)	1,192
U.S. Long Treasury Bond	(5)	Jun-2022	(773)	(783)	(10)
			(40,598)	(38,250)	2,078
			$65,524	$68,452	$2,786

A list of the open forward foreign currency contracts held by the Fund at February 28, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/08/22	EUR	1,495	HUF	556,118	$5
Barclays PLC	03/16/22	USD	586	RON	2,530	(13)
Barclays PLC	03/16/22	USD	1,466	CNY	9,364	17
Barclays PLC	03/16/22	USD	1,573	MXN	33,486	62
Barclays PLC	03/16/22	USD	1,763	IDR	25,602,532	18
Barclays PLC	03/16/22	USD	928	IDR	13,329,550	(2)
Barclays PLC	03/16/22	USD	3,176	TRY	46,716	107
Barclays PLC	04/21/22	USD	682	TRY	9,820	(26)
Barclays PLC	03/16/22	USD	4,647	HUF	1,511,522	(70)
Barclays PLC	03/16/22	USD	6,169	CZK	133,399	(227)
Barclays PLC	03/16/22	USD	9,232	ZAR	148,760	378
Barclays PLC	04/21/22	TRY	13,627	USD	967	57
Barclays PLC	03/16/22	TRY	97,372	USD	6,339	(502)
Barclays PLC	03/16/22	ZAR	31,138	USD	2,032	20
Barclays PLC	03/16/22	ZAR	116,664	USD	7,200	(337)
Barclays PLC	03/16/22	RUB	336,321	USD	4,446	1,376
Barclays PLC	03/16/22	HUF	1,635,374	USD	5,168	216
Barclays PLC	03/16/22	IDR	11,000,000	USD	764	(1)
Barclays PLC	04/06/22	EUR	1,549	USD	1,751	10
BNP Paribas	03/16/22	USD	691	ZAR	10,647	(3)
BNP Paribas	03/18/22	PLN	3,516	EUR	755	9
BNP Paribas	04/29/22	IDR	7,915,310	USD	553	4
BNP Paribas	05/23/22	KRW	184,156	USD	154	1
Citigroup	03/03/22	USD	3,435	ILS	10,867	(45)
Citigroup	03/03/22 - 06/15/22	USD	10,433	EGP	170,094	308
Citigroup	03/03/22	USD	10,417	BRL	57,576	756
Citigroup	06/02/22	USD	3,181	BRL	16,425	(76)
Citigroup	03/03/22	BRL	16,425	USD	3,264	77
Citigroup	03/03/22	BRL	8,379	USD	1,566	(60)
Citigroup	03/03/22 - 03/16/22	CZK	75,056	EUR	3,083	119
Citigroup	03/03/22 - 06/15/22	EGP	241,497	USD	15,001	(125)
Citigroup	03/03/22 - 03/08/22	HUF	2,194,932	EUR	6,075	173

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/03/22 - 03/16/22	CLP	15,271,890	USD	19,074	$(115)
Citigroup	03/08/22	EUR	3,081	HUF	1,096,180	(140)
Citigroup	03/08/22 - 03/18/22	PLN	9,989	EUR	2,188	72
Citigroup	03/16/22	USD	8,148	PLN	33,511	678
Citigroup	03/14/22 - 03/16/22	USD	42,222	PLN	172,249	(1,083)
Citigroup	03/16/22	PLN	11,380	USD	2,792	74
Citigroup	03/14/22 - 03/16/22	PLN	73,362	USD	18,530	(273)
Citigroup	03/15/22	USD	4,631	KRW	5,506,720	(53)
Citigroup	03/15/22	KRW	5,506,720	USD	4,615	38
Citigroup	03/16/22	EUR	493	CZK	12,354	(4)
Citigroup	03/16/22	EUR	1,857	USD	2,089	3
Citigroup	04/06/22	EUR	608	USD	682	(2)
Citigroup	03/16/22	USD	938	CZK	21,221	7
Citigroup	03/16/22	USD	6,366	CZK	136,894	(270)
Citigroup	03/16/22	USD	14,671	IDR	213,858,681	201
Citigroup	05/31/22	USD	79	IDR	1,138,388	—
Citigroup	03/16/22	USD	16,746	CLP	14,298,366	1,216
Citigroup	03/16/22	USD	18,983	RUB	1,434,622	(5,889)
Citigroup	03/16/22	USD	19,543	COP	78,287,224	510
Citigroup	03/16/22	USD	23,436	SGD	32,115	225
Citigroup	03/16/22	USD	27,319	ZAR	435,678	826
Citigroup	03/16/22	USD	1,125	ZAR	17,250	(11)
Citigroup	03/16/22	RON	51,114	USD	11,551	(40)
Citigroup	03/16/22	ZAR	30,201	USD	1,962	11
Citigroup	03/16/22	ZAR	149,304	USD	9,472	(173)
Citigroup	03/16/22	UAH	211,842	USD	7,500	975
Citigroup	03/16/22	MXN	212,094	USD	10,257	(98)
Citigroup	03/16/22	RUB	718,834	USD	9,286	2,725
Citigroup	03/16/22	HUF	1,919,787	USD	6,126	312
Citigroup	03/16/22	UGX	28,809,294	USD	7,757	(359)
Citigroup	03/16/22	COP	47,587,155	USD	12,015	(174)
Citigroup	03/16/22	IDR	72,002,260	USD	5,011	4
Citigroup	03/16/22 - 04/14/22	IDR	24,051,346	USD	1,666	(5)
Citigroup	03/18/22	EUR	1,523	PLN	7,016	(36)
Citigroup	03/21/22	USD	343	THB	11,066	(4)
Citigroup	04/06/22 - 06/30/22	RON	36,058	EUR	7,158	(97)
Citigroup	04/20/22	KZT	178,925	USD	398	41
Citigroup	06/15/22	USD	1,462	UAH	42,578	(259)
Citigroup	06/30/22	EUR	433	RON	2,212	7
Deutsche Bank	03/03/22	USD	411	EUR	368	3
Deutsche Bank	03/08/22	EUR	433	PLN	1,998	(9)
Deutsche Bank	03/16/22	USD	418	RUB	32,233	(124)
Deutsche Bank	03/21/22	USD	1,064	THB	34,176	(18)
Goldman Sachs	03/16/22	IDR	51,500,000	USD	3,586	5
Goldman Sachs	03/02/22	IDR	13,826,136	USD	955	(7)
Goldman Sachs	03/03/22	EUR	1,429	USD	1,619	14
Goldman Sachs	03/03/22 - 04/04/22	BRL	24,160	USD	4,316	(356)
Goldman Sachs	03/03/22 - 03/16/22	USD	21,391	MXN	451,123	643
Goldman Sachs	03/15/22 - 03/16/22	USD	5,878	MXN	119,825	(27)
Goldman Sachs	03/03/22 - 04/04/22	USD	29,340	BRL	161,109	1,766

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/08/22	EUR	1,491	HUF	554,298	$5
Goldman Sachs	03/08/22 - 03/18/22	EUR	4,996	PLN	22,726	(184)
Goldman Sachs	03/08/22	HUF	700,541	EUR	1,944	61
Goldman Sachs	03/10/22 - 03/16/22	THB	277,823	USD	8,269	(234)
Goldman Sachs	03/16/22	USD	2,255	PLN	9,249	181
Goldman Sachs	03/14/22	USD	5,353	PLN	21,189	(292)
Goldman Sachs	03/14/22 - 03/16/22	PLN	73,717	USD	18,048	442
Goldman Sachs	03/16/22	PLN	2,002	USD	516	(12)
Goldman Sachs	03/15/22	USD	21,487	AUD	29,687	58
Goldman Sachs	03/15/22	AUD	29,687	USD	21,281	(264)
Goldman Sachs	03/15/22 - 03/16/22	USD	15,105	ZAR	239,397	360
Goldman Sachs	03/15/22 - 06/15/22	USD	15,706	ZAR	240,606	(263)
Goldman Sachs	03/15/22 - 03/16/22	ZAR	133,263	USD	8,759	150
Goldman Sachs	03/16/22	ZAR	254,249	USD	15,725	(700)
Goldman Sachs	03/15/22	JPY	2,458,935	USD	21,519	161
Goldman Sachs	03/16/22	USD	124	CLP	109,342	13
Goldman Sachs	03/16/22	USD	1,668	COP	6,738,811	58
Goldman Sachs	03/16/22	USD	4,051	CNY	25,996	64
Goldman Sachs	03/16/22	USD	10,719	THB	363,735	414
Goldman Sachs	03/16/22	USD	11,757	RUB	887,265	(3,659)
Goldman Sachs	03/16/22	USD	14,505	TWD	399,578	(245)
Goldman Sachs	03/16/22	USD	18,901	EUR	16,692	(141)
Goldman Sachs	03/16/22	EGP	30,359	USD	1,889	(38)
Goldman Sachs	03/16/22	CZK	74,731	EUR	3,005	49
Goldman Sachs	03/16/22	UAH	101,594	USD	3,590	461
Goldman Sachs	03/16/22	MXN	169,678	USD	8,230	(54)
Goldman Sachs	03/16/22	RUB	276,889	USD	3,571	1,043
Goldman Sachs	03/16/22	INR	867,456	USD	11,491	6
Goldman Sachs	03/16/22	PHP	1,106,184	USD	21,823	265
Goldman Sachs	03/16/22	COP	14,907,943	USD	3,652	(167)
Goldman Sachs	03/18/22	PLN	7,006	EUR	1,504	17
Goldman Sachs	04/06/22 - 06/30/22	EUR	7,431	RON	37,332	84
Goldman Sachs	04/14/22 - 04/29/22	USD	4,904	IDR	70,968,439	21
Goldman Sachs	04/20/22	USD	1,761	KZT	781,185	(204)
Goldman Sachs	04/21/22	TRY	39,103	USD	2,714	102
Goldman Sachs	05/24/22	USD	6,538	ILS	21,036	42
Goldman Sachs	06/15/22	USD	3,105	UAH	90,478	(549)
Goldman Sachs	06/30/22	RON	3,703	EUR	732	(4)
JPMorgan Chase Bank	03/01/22 - 04/28/22	USD	5,572	MYR	23,567	48
JPMorgan Chase Bank	03/01/22	USD	674	MYR	2,816	(3)
JPMorgan Chase Bank	03/24/22 - 03/25/22	IDR	161,773,349	USD	11,301	58
JPMorgan Chase Bank	03/02/22 - 03/21/22	IDR	342,467,419	USD	23,751	(67)
JPMorgan Chase Bank	03/03/22 - 04/28/22	USD	1,813	EUR	1,619	7
JPMorgan Chase Bank	04/28/22	USD	1,914	EUR	1,685	(17)
JPMorgan Chase Bank	03/03/22 - 05/23/22	USD	9,841	BRL	52,347	204
JPMorgan Chase Bank	03/03/22 - 05/04/22	EUR	14,912	USD	17,024	262
JPMorgan Chase Bank	04/05/22	USD	12,573	EUR	11,243	72
JPMorgan Chase Bank	03/03/22 - 04/06/22	USD	11,791	EUR	10,382	(125)
JPMorgan Chase Bank	03/03/22 - 05/23/22	BRL	166,569	USD	29,221	(3,061)
JPMorgan Chase Bank	03/07/22 - 06/06/22	USD	35,817	CNY	228,963	341
JPMorgan Chase Bank	03/07/22 - 05/16/22	CNY	212,730	USD	33,487	(196)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/08/22	EUR	2,864	HUF	1,062,757	$3
JPMorgan Chase Bank	03/08/22	EUR	508	HUF	181,599	(21)
JPMorgan Chase Bank	03/08/22	HUF	557,987	EUR	1,508	3
JPMorgan Chase Bank	03/21/22	USD	2,269	THB	75,965	56
JPMorgan Chase Bank	03/10/22 - 03/11/22	USD	3,536	THB	115,100	(13)
JPMorgan Chase Bank	03/14/22	USD	403	COP	1,588,784	4
JPMorgan Chase Bank	03/14/22	USD	156	CZK	3,521	1
JPMorgan Chase Bank	03/16/22	USD	1,114	CZK	24,480	(23)
JPMorgan Chase Bank	03/14/22	USD	1,424	TRY	19,616	(41)
JPMorgan Chase Bank	05/16/22	PLN	466	USD	117	6
JPMorgan Chase Bank	03/14/22 - 03/17/22	PLN	20,327	USD	5,260	(93)
JPMorgan Chase Bank	03/14/22 - 03/16/22	CLP	3,045,281	USD	3,705	(121)
JPMorgan Chase Bank	03/14/22 - 03/16/22	COP	42,795,550	USD	10,777	(185)
JPMorgan Chase Bank	05/23/22	KRW	90,610	USD	76	—
JPMorgan Chase Bank	03/15/22	KRW	6,415,922	USD	5,302	(32)
JPMorgan Chase Bank	03/16/22	USD	736	ZMW	13,614	30
JPMorgan Chase Bank	03/16/22	USD	1,777	CLP	1,529,145	144
JPMorgan Chase Bank	03/16/22 - 03/21/22	USD	3,618	RUB	287,310	(1,015)
JPMorgan Chase Bank	03/16/22	EUR	2,698	CZK	69,229	52
JPMorgan Chase Bank	03/16/22	EUR	3,014	CZK	74,236	(81)
JPMorgan Chase Bank	03/16/22	USD	6,257	HUF	2,013,977	(158)
JPMorgan Chase Bank	03/16/22	EGP	6,895	USD	430	(8)
JPMorgan Chase Bank	03/16/22	USD	1,158	RON	5,122	4
JPMorgan Chase Bank	05/16/22	USD	10,289	RON	45,462	(50)
JPMorgan Chase Bank	03/16/22	USD	13,204	IDR	192,214,956	162
JPMorgan Chase Bank	03/16/22	USD	894	IDR	12,782,545	(5)
JPMorgan Chase Bank	03/16/22	USD	3,323	ZAR	52,984	100
JPMorgan Chase Bank	03/16/22 - 05/16/22	USD	12,724	ZAR	196,679	(93)
JPMorgan Chase Bank	03/16/22 - 05/16/22	USD	21,746	MXN	459,888	674
JPMorgan Chase Bank	03/16/22	USD	1,412	MXN	28,591	(17)
JPMorgan Chase Bank	03/16/22	UAH	29,865	USD	1,067	147
JPMorgan Chase Bank	03/16/22	MXN	37,400	USD	1,786	(40)
JPMorgan Chase Bank	03/16/22 - 05/16/22	USD	39,639	PLN	159,650	(1,622)
JPMorgan Chase Bank	03/16/22	CZK	40,230	USD	1,820	28
JPMorgan Chase Bank	03/16/22 - 05/16/22	MXN	40,798	USD	1,992	2
JPMorgan Chase Bank	03/16/22 - 05/16/22	MXN	93,293	USD	4,487	(63)
JPMorgan Chase Bank	03/16/22 - 05/16/22	ZAR	62,101	USD	4,015	24
JPMorgan Chase Bank	03/16/22 - 04/19/22	ZAR	606,820	USD	38,398	(668)
JPMorgan Chase Bank	03/16/22 - 04/01/22	RUB	936,423	USD	11,778	3,303
JPMorgan Chase Bank	03/18/22	EUR	1,528	PLN	7,009	(44)
JPMorgan Chase Bank	03/18/22	PLN	1,574	EUR	349	16
JPMorgan Chase Bank	03/21/22	THB	4,235	USD	127	(3)
JPMorgan Chase Bank	03/22/22	PHP	108,380	USD	2,103	(8)
JPMorgan Chase Bank	04/21/22	TRY	–	USD	–	—
JPMorgan Chase Bank	04/28/22	EUR	16,175	USD	18,322	118
JPMorgan Chase Bank	04/28/22	EUR	346	USD	386	(3)
JPMorgan Chase Bank	04/28/22	JPY	287,998	USD	2,532	27
JPMorgan Chase Bank	05/11/22	USD	1,718	VND	39,364,871	1
JPMorgan Chase Bank	05/23/22	USD	16,500	KRW	19,771,710	(70)
JPMorgan Chase Bank	06/30/22	EUR	1,772	RON	8,984	15

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/30/22	RON	2,969	EUR	585	$(6)
Merrill Lynch	03/16/22	USD	1,126	PLN	4,614	89
Merrill Lynch	03/16/22	USD	2,348	CLP	1,938,838	88
Merrill Lynch	03/16/22	PHP	83,860	USD	1,618	(16)
Merrill Lynch	03/16/22	THB	284,425	USD	8,488	(217)
Merrill Lynch	03/16/22	HUF	573,300	USD	1,823	87
Morgan Stanley	03/02/22 - 04/29/22	USD	6,110	IDR	88,423,873	38
Morgan Stanley	03/08/22 - 03/18/22	EUR	2,611	PLN	12,063	(53)
Morgan Stanley	03/11/22	THB	57,936	USD	1,769	(4)
Morgan Stanley	03/15/22	MXN	58,332	USD	2,826	(22)
Morgan Stanley	03/15/22 - 03/16/22	ZAR	108,821	USD	7,107	77
Morgan Stanley	03/16/22	USD	3,532	ZAR	54,263	(27)
Morgan Stanley	03/16/22	USD	4,981	RUB	378,091	(1,530)
Morgan Stanley	03/16/22	CZK	37,452	EUR	1,518	38
Morgan Stanley	03/16/22	RUB	429,611	USD	5,584	1,663
Morgan Stanley	03/18/22	PLN	14,069	EUR	3,012	25
Standard Bank	03/03/22 - 03/08/22	USD	13,708	EUR	12,101	(116)
Standard Bank	03/03/22 - 05/04/22	EUR	34,554	USD	39,201	334
Standard Bank	03/15/22	MXN	73,015	USD	3,534	(32)
Standard Bank	03/16/22	USD	850	IDR	12,304,514	6
Standard Bank	03/16/22	USD	1,742	PLN	7,119	133
Standard Bank	03/16/22	USD	5,470	COP	21,512,720	40
Standard Bank	03/16/22	USD	4,913	MYR	20,884	66
Standard Bank	03/16/22	USD	836	MYR	3,500	(1)
Standard Bank	03/16/22	USD	6,583	CLP	5,568,526	412
Standard Bank	03/16/22	USD	18,701	THB	600,250	(329)
Standard Bank	03/16/22	ZAR	34,780	USD	2,252	6
Standard Bank	03/16/22	TWD	399,578	USD	14,520	260
Standard Bank	06/15/22	INR	450,969	USD	5,902	6
Standard Bank	06/15/22	INR	420,911	USD	5,502	(1)
Standard Chartered	03/14/22	USD	2,854	CLP	2,371,017	125
Standard Chartered	03/16/22	USD	380	PEN	1,563	31
Standard Chartered	03/16/22	RUB	113,763	USD	1,493	455
Standard Chartered	03/16/22	CLP	1,392,947	USD	1,686	(64)
Standard Chartered	03/16/22	COP	55,613,728	USD	13,948	(297)
Standard Chartered	03/21/22	THB	56,581	USD	1,741	9
Standard Chartered	04/04/22	USD	528	BRL	2,840	19
Standard Chartered	04/14/22	USD	2,189	IDR	31,664,389	9
Standard Chartered	05/23/22	CNY	36,629	USD	5,751	(21)
Standard Chartered	05/25/22	USD	3,632	MYR	15,249	5
Standard Chartered	06/30/22	EUR	177	RON	904	2
State Street	04/05/22	USD	1,531	EUR	1,363	3
State Street	03/03/22	USD	704	EUR	618	(10)
State Street	03/08/22	EUR	1,507	HUF	538,647	(60)
State Street	03/14/22	USD	3,569	CLP	2,870,143	37
State Street	03/14/22	BRL	16,132	USD	2,940	(181)
State Street	03/15/22	USD	5,350	KRW	6,415,922	(17)
State Street	03/15/22	USD	10,636	JPY	1,229,650	45
State Street	03/15/22	USD	10,688	JPY	1,229,285	(10)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	03/16/22	USD	373	COP	1,479,184	$6
State Street	03/16/22	USD	527	MXN	10,946	7
State Street	03/16/22	EUR	3,085	CZK	75,400	(109)
State Street	03/18/22	EUR	441	PLN	2,004	(17)
						$(1,050)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6.745%	28-DAY MXN - TIIE	Monthly	06/23/2022	MXN	49,636	$1	$–	$1
1.36%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	06/17/2025	CLP	2,668,591	(542)	–	(542)
1.16%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	06/23/2025	CLP	3,237,689	(684)	–	(684)
1-DAY SINACOFI CHILE INTERBANK RATE AVG (CLICP)	2.26% FIXED	Semi-Annually	03/16/2026	CLP	2,687,914	(517)	–	(517)
5.815%	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	4/06/2026	MXN	41,751	(147)	–	(147)
1-DAY INR MIBOR	5.145%	Semi-Annually	08/27/2026	INR	310,000	75	–	75
1-DAY INR MIBOR	5.148%	Semi-Annually	09/02/2026	INR	300,000	73	–	73
6-MONTH CZK PRIBOR	3.25%	Semi-Annually	11/22/2026	CZK	95,901	(106)	–	(106)
6-MONTH CZK PRIBOR	3.33%	Semi-Annually	11/25/2026	CZK	90,930	(85)	–	(85)
7.72%	28-DAY MXN - TIIE	Monthly	12/03/2026	MXN	16,200	(3)	–	(3)
8.155%	28-DAY MXN - TIIE	Monthly	12/28/2026	MXN	21,000	14	–	14
1-DAY OVERNIGHT BRAZIL INTERBANK DEPOSIT(CETIP)	10.29%	Annually	01/04/2027	BRL	7,948	64	–	64
COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	6.395%	Quarterly	01/06/2027	COP	460,499	7	–	7
CZK - 6-MONTH PRAGUE INTERBANK OFFER RATE (PRIBOR)	4.03%	Semi-Annually	01/10/2027	CZK	81,658	90	–	90
HUF - 6-MONTH BUDAPEST INTERBANK OFFER RATE(BUBOR)	5.1%	Semi-Annually	01/11/2027	HUF	1,237,291	40	–	40
CNY - 7-DAY CHINA FIXING REPO RATES (CNRR007)	2.355	Quarterly	01/18/2027	CNY	23,400	(10)	–	(10)
COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	7.14%	Quarterly	01/31/2027	COP	16,045,765	135	–	135
OP - COLOMBIA OVERNIGHT INTERBANK REFERENCE	7.348	Quarterly	02/10/2027	COP	8,172,454	51	–	51
CZK - 6-MONTH PRAGUE INTERBANK OFFER RATE(PRIBOR)	3.66%	Semi-Annually	02/10/2027	CZK	36,661	13	–	13
CZK - 6-MONTH PRAGUE INTERBANK OFFER RATE (PRIBOR)	3.745	Semi-Annually	02/11/2027	CZK	36,661	7	–	7
7.51%	28-DAY MXN - TIIE	Monthly	04/20/2027	MXN	11,913	(8)	–	(8)
28-DAY MXN - TIIE	6.9225%	Monthly	08/31/2029	MXN	58,394	152	–	152
28-DAY MXN - TIIE	6.82%	Monthly	09/10/2029	MXN	27,850	81	–	81
1.75%	6-MONTH PLN - WIBOR	Annually	02/26/2030	PLN	6,203	(220)	–	(220)
1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	2.33%	Semi-Annually	06/05/2030	CLP	1,146,740	342	–	342
2.145%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	08/24/2030	CLP	616,282	(196)	–	(196)
1.905%	6-MONTH PLN WIBOR	Annually	05/18/2031	PLN	3,124	(112)	–	(112)
6-MONTH HUF BUBOR	3.305%	Annually	10/04/2031	HUF	539,013	(212)	–	(212)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-DAY MXN MEXICAN INTERBANK RATE(TIIE)	7.345%	Monthly	11/10/2031	MXN	23,157	$(43)	$–	$(43)
28-DAY MEXICAN INTERBANK RATE (TIIE)	7.375%	Monthly	11/10/2031	MXN	28,822	(51)	–	(51)
6.45%	28-DAY MXN - TIIE	Monthly	04/01/2025	MXN	45,932	(91)	–	(91)
3.69%	6-MONTH HUF BUBOR	Annually	11/11/2031	HUF	463,175	141	–	141
7.7325%	1-DAY BRL- CETIP 01/02/2025	Annually	01/02/2025	BRL	19,516	(369)	–	(369)
6.455%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	4,989	(132)	–	(132)
6.71%	28-DAY MXN - TIIE	Monthly	07/07/2022	MXN	45,683	–	–	0
6.77%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	8,540	(80)	–	(80)
9.255%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	2,474	(16)	–	(16)
5.25%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	15,387	(179)	–	(179)
6.61%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	6,301	(61)	–	(61)
6.23%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	7,534	(77)	–	(77)
4.43%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	16,859	209	–	209
MXN-28-DAY MEXICAN INTERBANK RATE(TIIE)	7.2%	Monthly	01/27/2023	MXN	351,174	38	–	38
5.55%	28-DAY MXN - TIIE	Monthly	04/13/2023	MXN	66,291	(73)	–	(73)
3-Month MOSCOW PRIME OFFER RATE (MOSPRIME)	7.192% FIXED	Annually	07/27/2023	RUB	1,623,347	(2,126)	–	(2,126)
5.01%	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	11/22/2023	MXN	211,565	(319)	–	(319)
3.76%	6-MONTH CZK PRIBOR	Annually	11/22/2023	CZK	274,636	(169)	–	(169)
3.795%	6-MONTH CZK PRIBOR	Annually	11/25/2023	CZK	259,529	(152)	–	(152)
7.45%	1-DAY OVERNIGHT BRAZIL INTERBANK DEPOSIT (CETIP)	Annually	01/02/2024	BRL	15,514	(232)	–	(232)
6.5%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	6,494	(125)	–	(125)
4.99%	1-DAY BRL CETIP	Annually	01/02/2024	BRL	11,034	(254)	–	(254)
5.715%	1-DAY BRL CETIP	Annually	01/02/2024	BRL	11,232	(235)	–	(235)
5.56%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	26,364	(578)	–	(578)
4.835%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	30,017	(714)	–	(714)
1-DAY BRL CETIP	5.9725%	Annually	01/02/2024	BRL	10,140	(204)	–	(204)
5.76%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	12,439	(266)	–	(266)
HUF - 6-MONTH BUDAPEST INTERBANK OFFER RATE(BUBOR)	5.3%	Annually	01/11/2024	HUF	2,887,654	93	–	93
HUF - 6-MONTH BUDAPEST INTERBANK OFFER RATE (BUBOR)	5.16%	Annually	01/12/2024	HUF	3,928,303	(96)	–	(96)
1-DAY FED BILL OVERNIGHT MUMBAI INTERBANK SWAP-MIBOR	5.741%	Annually	01/20/2024	INR	1,300,000	73	–	73
5.1525%	28-DAY MEXICAN INTERBANK RATE (TIIE)	Monthly	02/22/2024	MXN	185,141	(260)	–	(260)
5.47%	28-DAY MXN - TIIE	Monthly	06/19/2024	MXN	221,391	(263)	–	(263)
6-MONTH CZK PRIBOR	2.465%	Annually	09/21/2024	CZK	133,863	(278)	–	(278)
5.65%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	17,121	(516)	–	(516)
6.77%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	5,570	(139)	–	(139)
6.82%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	4,671	(115)	–	(115)
MXN - 28-DAY MEXICAN INTERBANK RATE (TIIE)	7.64%	Monthly	01/01/2032	MXN	38,803	34	–	34
						$(9,322)	$–	$(9,322)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Continued)

A list of open OTC swap agreements held by the Fund at February 28, 2022, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	3.43%	1-DAY CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	05/10/2022	CLP	933,434	$4	$–	$4
Goldman Sachs	5.900%	28-DAY MXN - TIIE	Monthly	09/12/2022	MXN	99,662	(28)	–	(28)
Goldman Sachs	11.985%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	3,000	268	–	268
Goldman Sachs	10.89%	1-DAY BRL - CETIP	Quarterly	01/03/2023	BRL	6,139	387	–	387
Goldman Sachs	7.072%	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	Quarterly	04/02/2023	RUB	1,057,550	(1,082)	–	(1,082)
JPMorgan Chase	3-Month MYR KLIBOR	2.48%	Quarterly	10/27/2023	MYR	37,000	3	–	3
Goldman Sachs	CHIBPROM VARIABLE	7.235% FIXED	Semi-Annually	02/18/2024	CLP	6,801,150	6	–	6
Goldman Sachs	L-CLICP-CHIBPROM	7.205%	Semi-Annually	02/22/2024	CLP	6,801,150	(2)	–	(2)
Goldman Sachs	3-Month RUB MOSPRIME	7.981%	Annually	10/04/2024	RUB	473,557	(906)	–	(906)
Goldman Sachs	6.355%	28-DAY MXN - TIIE	Monthly	05/21/2025	MXN	29,801	(65)	–	(65)
Goldman Sachs	6.205%	28-DAY MXN - TIIE	Monthly	12/08/2025	MXN	21,174	(56)	–	(56)
Goldman Sachs	6.165%	28-DAY MXN - TIIE	Monthly	03/05/2026	MXN	63,199	(179)	–	(179)
JPMorgan Chase	6.13%	28-DAY MXN - TIIE	Monthly	06/18/2026	MXN	47,000	(144)	–	(144)
Citibank	1.87750%	6-MONTH CZK PRIBOR	Annually	07/09/2026	CZK	57,553	(184)	–	(184)
Citibank	1.822%	6-MONTH CZK PRIBOR	Annually	07/12/2026	CZK	95,449	(318)	–	(318)
Citibank	1.8282%	6-MONTH CZK PRIBOR	Annually	07/12/2026	CZK	102,726	(341)	–	(341)
Goldman Sachs	CZECH INTERBANK OFFERED(CZK-PRIBOR)	2.158% FIXED	Annually	08/30/2026	CZK	120,567	(341)	–	(341)
Goldman Sachs	6.381%	28-DAY MXN - TIIE	Monthly	09/16/2026	MXN	35,000	(96)	–	(96)
Goldman Sachs	6-MONTH FBIL MIBOR (VARIABLE)	5.87% FIXED	Semi-Annually	02/04/2027	INR	760,673	46	–	46
Goldman Sachs	6-MONTH FBIL MIBOR (VARIABLE)	5.9171% FIXED	Semi-Annually	02/07/2027	INR	888,427	83	–	83
							$(2,945)	$–	$(2,945)

Percentages are based on Net Assets of $2,164,787 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $323,157 ($ Thousands), representing 14.9% of the Net Assets of the Fund.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(D)	Zero coupon security.
(E)	Certain securities or partial positions of certain securities are on loan at February 28, 2022. The total market value of securities on loan at February 28, 2022 was $2,929 ($ Thousands).
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2022 was $3,139 ($ Thousands).

AUD — Australian Dollar
BRL — Brazilian Real

BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
CLICP — Sinacofi Chile Interbank Rate Avg
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
EGP — Egyptian Pound
EUR — Euro
GHS — Ghanaian Cedi
HUF — Hungarian Forint
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
JSC — Joint-Stock Company
KRW — Korean Won
KZT - Kazakhstani Tenge
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Emerging Markets Debt Fund (Concluded)

MIBOR — Mumbai InterBank Overnight Rate
MosPrime— Moscow Prime Offered Rate
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PJSC — Public Joint-Stock Company
PLN — Polish Zloty
PRIBOR— Prague Interbank Offered Rate
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SAR— Saudi Riyal
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
THB — Thai Baht
TIIE — Interbank Equilibrium Interest Rate
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
ULC — Unlimited Liability Company
USD — U.S. Dollar
UYU — Uruguayan Peso
WIBOR— Warsaw Interbank Offered Rate
ZAR — South African Rand

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	2,034,428	–	2,034,428
U.S. Treasury Obligations	–	6,977	–	6,977
Affiliated Partnership	–	3,139	–	3,139
Total Investments in Securities	–	2,044,544	–	2,044,544

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,796	–	–	2,796
Unrealized Depreciation	(10)	–	–	(10)
Forwards Contracts*
Unrealized Appreciation	–	28,159	–	28,159
Unrealized Depreciation	–	(29,209)	–	(29,209)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	797	–	797
Unrealized Depreciation	–	(3,742)	–	(3,742)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,733	–	1,733
Unrealized Depreciation	–	(11,055)	–	(11,055)
Total Other Financial Instruments	2,786	(13,317)	–	(10,531)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$3,893	$27,837	$(28,591)	$-	$-	$3,139	3,138,678	$34	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$11,886	$13,426
2.375%, 01/15/2027	7,618	9,059
2.000%, 01/15/2026	7,715	8,814
0.625%, 04/15/2023	19,644	20,620
0.625%, 01/15/2024	21,263	22,599
0.625%, 01/15/2026	16,156	17,568
0.500%, 04/15/2024	11,816	12,571
0.375%, 07/15/2023	22,143	23,411
0.375%, 07/15/2025	19,403	20,913
0.375%, 01/15/2027	15,513	16,846
0.250%, 01/15/2025	17,553	18,716
0.125%, 07/15/2024	19,273	20,505
0.125%, 10/15/2024	17,019	18,107
0.125%, 04/15/2025	13,990	14,881
0.125%, 10/15/2025	16,971	18,142
0.125%, 10/15/2025	3	3
0.125%, 04/15/2026	13,194	14,077
0.125%, 07/15/2026	16,448	17,662
0.125%, 10/15/2026	18,429	19,802

Total U.S. Treasury Obligations
(Cost $298,716) ($ Thousands)		307,722

Total Investments in Securities — 99.5%
(Cost $298,716) ($ Thousands)		$307,722

Percentages are based on Net Assets of $309,259 ($ Thousands).

As of February 28, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 35.6%
U.S. Treasury Bill
0.789%, 08/25/2022 (A)	$7,165	$7,142
U.S. Treasury Notes
1.750%, 12/31/2024	59,580	59,797
1.500%, 02/29/2024	91,965	92,041
1.125%, 01/15/2025	550	542
0.875%, 01/31/2024	42,220	41,763
0.750%, 12/31/2023	53,336	52,669
0.500%, 03/15/2023	11,875	11,799
0.500%, 03/31/2025	27,000	26,067
0.375%, 04/15/2024	74,795	73,016
0.250%, 06/15/2024	81,840	79,449
0.125%, 05/15/2023	25,100	24,781
0.125%, 10/15/2023	33,595	32,918
0.125%, 12/15/2023	90,760	88,675

Total U.S. Treasury Obligations
(Cost $598,797) ($ Thousands)		590,659

CORPORATE OBLIGATIONS — 29.5%
Communication Services — 0.5%
AT&T
2.300%, 06/01/2027	2,000	1,973
Level 3 Financing
3.400%, 03/01/2027 (B)	700	688
Netflix
5.875%, 02/15/2025	915	994
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	1,000	1,076
4.738%, 03/20/2025 (B)	1,341	1,381
T-Mobile USA
3.875%, 04/15/2030	770	796
3.750%, 04/15/2027	640	664
3.500%, 04/15/2025	705	725

		8,297

Consumer Discretionary — 3.9%
7-Eleven
0.800%, 02/10/2024 (B)	12,395	12,098
Alimentation Couche-Tard
3.550%, 07/26/2027 (B)	400	414
Daimler Trucks Finance North America LLC
0.649%, U.S. SOFR + 0.600%, 12/14/2023 (B)(C)	8,270	8,304
Ford Motor Credit LLC
1.383%, ICE LIBOR USD 3 Month + 1.080%, 08/03/2022 (C)	955	956
General Motors Financial
3.150%, 06/30/2022	285	286

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.050%, 03/08/2024	$9,230	$8,993
Genuine Parts
1.750%, 02/01/2025	3,595	3,534
Hyatt Hotels
1.300%, 10/01/2023	1,400	1,378
Hyundai Capital America
1.250%, 09/18/2023 (B)	3,660	3,608
Hyundai Capital America MTN
0.800%, 01/08/2024 (B)	5,610	5,448
Toyota Motor Credit MTN
0.450%, 01/11/2024	7,760	7,576
Volkswagen Group of America Finance LLC
0.875%, 11/22/2023 (B)	12,945	12,677

		65,272

Consumer Staples — 2.2%
BAT Capital
3.557%, 08/15/2027	895	901
3.222%, 08/15/2024	860	870
BayCare Health System
2.610%, 11/15/2022	1,190	1,203
Bayer US Finance II LLC
3.875%, 12/15/2023 (B)	745	765
2.850%, 04/15/2025 (B)	520	519
CommonSpirit Health
2.760%, 10/01/2024	1,445	1,457
1.547%, 10/01/2025	10,550	10,181
Fresenius US Finance II
4.500%, 01/15/2023 (B)	955	971
Hormel Foods
0.650%, 06/03/2024	8,800	8,556
Imperial Brands Finance PLC
4.250%, 07/21/2025 (B)	1,035	1,080
JBS USA LUX
3.000%, 02/02/2029 (B)	1,025	968
Keurig Dr Pepper
0.750%, 03/15/2024	7,575	7,387

		34,858

Energy — 2.4%
ConocoPhillips
2.125%, 03/08/2024	12,035	12,042
Enbridge
0.550%, 10/04/2023	11,500	11,257
Energy Transfer
5.950%, 12/01/2025	748	821
4.250%, 04/01/2024	250	257
4.050%, 03/15/2025	1,000	1,035
Petroleos Mexicanos
6.700%, 02/16/2032 (B)	1,089	1,051

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	$11,985	$12,126

		38,589

Financials — 13.2%
American Express
0.750%, 11/03/2023	11,545	11,352
Athene Global Funding
0.750%, U.S. SOFR + 0.700%, 05/24/2024 (B)(C)	920	921
Avolon Holdings Funding
3.625%, 05/01/2022 (B)	890	892
2.528%, 11/18/2027 (B)	133	125
Bank of America
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (C)	1,620	1,634
Bank of America MTN
2.881%, ICE LIBOR USD 3 Month + 1.021%, 04/24/2023 (C)	2,000	2,004
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (C)	2,150	2,137
0.810%, U.S. SOFR + 0.740%, 10/24/2024 (C)	9,200	8,979
Citigroup
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (C)	1,645	1,678
0.981%, U.S. SOFR + 0.669%, 05/01/2025 (C)	8,965	8,708
Credit Suisse Group
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (B)(C)	2,210	2,199
Credit Suisse NY
0.495%, 02/02/2024	8,365	8,099
0.440%, SOFRINDX + 0.390%, 02/02/2024 (C)	6,856	6,849
Discover Bank
2.450%, 09/12/2024	987	987
DNB Bank
0.856%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.330%, 09/30/2025 (B)(C)	1,405	1,358
F&G Global Funding
0.900%, 09/20/2024 (B)	10,100	9,727
Federation des Caisses Desjardins du Quebec
0.450%, 10/07/2023 (B)	7,660	7,524
General Electric MTN
0.695%, ICE LIBOR USD 3 Month + 0.380%, 05/05/2026 (C)	330	325
Goldman Sachs Group
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (C)	13,525	13,233

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group MTN
2.905%, ICE LIBOR USD 3 Month + 0.990%, 07/24/2023 (C)	$500	$502
HSBC Holdings PLC
1.488%, ICE LIBOR USD 3 Month + 1.000%, 05/18/2024 (C)	225	227
0.976%, U.S. SOFR + 0.708%, 05/24/2025 (C)	1,870	1,807
0.732%, U.S. SOFR + 0.534%, 08/17/2024 (C)	700	685
0.630%, U.S. SOFR + 0.580%, 11/22/2024 (C)	12,255	12,267
Jackson National Life Global Funding
1.750%, 01/12/2025 (B)	5,650	5,556
JPMorgan Chase
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (C)	11,510	11,874
3.900%, 07/15/2025	8,470	8,859
0.969%, TSFR3M + 0.580%, 06/23/2025 (C)	385	373
0.697%, U.S. SOFR + 0.580%, 03/16/2024 (C)	2,325	2,296
Lloyds Banking Group PLC
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (C)	180	185
2.858%, ICE LIBOR USD 3 Month + 1.249%, 03/17/2023 (C)	1,910	1,911
Macquarie Group
3.189%, ICE LIBOR USD 3 Month + 1.023%, 11/28/2023 (B)(C)	515	520
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (B)(C)	705	666
Macquarie Group MTN
1.201%, U.S. SOFR + 0.694%, 10/14/2025 (B)(C)	910	880
Morgan Stanley MTN
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (C)	725	704
0.560%, U.S. SOFR + 0.466%, 11/10/2023 (C)	15,260	15,141
0.529%, U.S. SOFR + 0.455%, 01/25/2024 (C)	2,745	2,713
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (B)(C)	335	345
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (B)(C)	350	356
0.550%, 01/22/2024 (B)	9,170	8,913
Nationwide Building Society MTN
3.622%, ICE LIBOR USD 3 Month + 1.181%, 04/26/2023 (B)(C)	1,890	1,895

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
2.493%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)(C)	$1,000	$1,000
Natwest Group PLC
3.498%, ICE LIBOR USD 3 Month + 1.480%, 05/15/2023 (C)	1,900	1,906
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	5,615	5,491
Park Aerospace Holdings
4.500%, 03/15/2023 (B)	170	173
Protective Life Global Funding
1.082%, 06/09/2023 (B)	7,785	7,729
Royal Bank of Canada MTN
1.600%, 01/21/2025	11,675	11,464
Santander UK Group Holdings PLC
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (C)	410	427
3.373%, ICE LIBOR USD 3 Month + 1.080%, 01/05/2024 (C)	355	359
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (C)	200	194
Trinity Acquisition
4.625%, 08/15/2023	860	892
UBS AG/London
0.700%, 08/09/2024 (B)	1,170	1,131
UBS Group
1.008%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (B)(C)	7,365	7,260
Wells Fargo MTN
3.750%, 01/24/2024	10,785	11,119
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (C)	3,485	3,443

		219,994

Health Care — 1.9%
AbbVie
3.800%, 03/15/2025	35	36
3.750%, 11/14/2023	550	567
Baxter International
0.868%, 12/01/2023 (B)	1,325	1,301
Gilead Sciences
0.750%, 09/29/2023	6,067	5,979
HCA
5.000%, 03/15/2024	610	641
4.750%, 05/01/2023	1,655	1,703
Humana
3.850%, 10/01/2024	1,500	1,555
0.650%, 08/03/2023	675	664
PerkinElmer
0.850%, 09/15/2024	1,170	1,129

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Royalty Pharma PLC
0.750%, 09/02/2023	$985	$967
Stryker
0.600%, 12/01/2023	6,490	6,337
Thermo Fisher Scientific
1.215%, 10/18/2024	10,155	9,919

		30,798

Industrials — 0.9%
AerCap Ireland Capital DAC
4.875%, 01/16/2024	580	602
1.650%, 10/29/2024	650	631
Air Lease
2.200%, 01/15/2027	770	738
Air Lease MTN
0.700%, 02/15/2024	400	388
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	654
Boeing
1.433%, 02/04/2024	680	669
Canadian Pacific Railway
1.350%, 12/02/2024	8,520	8,312
Delta Air Lines Pass-Through Trust, Ser 2002-1, Cl G
6.718%, 01/02/2023	–	–
IHS Markit
5.000%, 11/01/2022 (B)	1,500	1,525
3.625%, 05/01/2024	430	444
Sydney Airport Finance
3.900%, 03/22/2023 (B)	965	985

		14,948

Information Technology — 0.8%
Global Payments
1.500%, 11/15/2024	790	771
NXP BV
4.625%, 06/01/2023 (B)	1,485	1,532
Oracle
1.650%, 03/25/2026	1,865	1,787
Skyworks Solutions
0.900%, 06/01/2023	1,145	1,129
VMware
1.000%, 08/15/2024	9,175	8,910

		14,129

Materials — 0.1%
Berry Global
0.950%, 02/15/2024	1,415	1,376
International Flavors & Fragrances
0.697%, 09/15/2022 (B)	750	748

		2,124

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.7%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	$1,505	$1,528
Camden Property Trust
2.950%, 12/15/2022	1,490	1,503
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	1,430	1,446
GLP Capital LP / GLP Financing II
5.375%, 11/01/2023	2,803	2,919
HCP
4.000%, 06/01/2025	635	665
Kilroy Realty
3.450%, 12/15/2024	1,215	1,244
Kimco Realty
3.400%, 11/01/2022	1,350	1,366
SL Green Operating Partnership
3.250%, 10/15/2022	210	212

		10,883

Sovereign — 0.8%
European Investment Bank
0.339%, U.S. SOFR + 0.290%, 06/10/2022 (B)(C)	13,700	13,709

Utilities — 2.1%
American Electric Power
2.031%, 03/15/2024	5,795	5,782
CenterPoint Energy
0.700%, SOFRINDX + 0.650%, 05/13/2024 (C)	8,468	8,470
Dominion Energy
3.300%, 03/15/2025	1,570	1,601
2.450%, 01/15/2023 (B)	500	502
0.733%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (C)	7,303	7,304
Eversource Energy
2.900%, 03/01/2027	1,505	1,514
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	1,545	1,606
NextEra Energy Capital Holdings
0.650%, 03/01/2023	1,250	1,238
Southern California Edison
0.879%, U.S. SOFR + 0.830%, 04/01/2024 (C)	6,679	6,692

		34,709

Total Corporate Obligations
(Cost $496,286) ($ Thousands)		488,310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 21.3%
Agency Mortgage-Backed Obligations — 8.8%
FHLMC
3.500%, 02/01/2034 to 12/01/2034	$5,937	$6,184
2.500%, 08/01/2031	515	521
FHLMC ARM
1.834%, ICE LIBOR USD 12 Month + 1.465%, 03/01/2037(C)	9	9
FHLMC CMO, Ser 2004-2761, Cl FT
0.541%, LIBOR USD 1 Month + 0.350%, 12/15/2033(C)	31	31
FHLMC CMO, Ser 2005-2922, Cl FE
0.441%, LIBOR USD 1 Month + 0.250%, 02/15/2035(C)	616	617
FHLMC CMO, Ser 2005-2990, Cl LK
0.561%, LIBOR USD 1 Month + 0.370%, 10/15/2034(C)	761	764
FHLMC CMO, Ser 2006-3102, Cl FB
0.491%, LIBOR USD 1 Month + 0.300%, 01/15/2036(C)	346	347
FHLMC CMO, Ser 2006-3136, Cl KF
0.491%, LIBOR USD 1 Month + 0.300%, 04/15/2036(C)	347	348
FHLMC CMO, Ser 2009-3616, Cl FG
0.841%, LIBOR USD 1 Month + 0.650%, 03/15/2032(C)	365	369
FHLMC CMO, Ser 2010-3762, Cl FP
0.641%, LIBOR USD 1 Month + 0.450%, 03/15/2040(C)	83	84
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	244	251
FHLMC CMO, Ser 2011-3867, Cl FN
0.541%, LIBOR USD 1 Month + 0.350%, 04/15/2040(C)	9	9
FHLMC CMO, Ser 2011-3895, Cl FM
0.541%, LIBOR USD 1 Month + 0.350%, 12/15/2040(C)	236	237
FHLMC CMO, Ser 2011-3940, Cl PF
0.541%, LIBOR USD 1 Month + 0.350%, 05/15/2040(C)	36	36
FHLMC CMO, Ser 2011-3946, Cl FG
0.541%, LIBOR USD 1 Month + 0.350%, 10/15/2039(C)	33	33
FHLMC CMO, Ser 2011-3960, Cl JF
0.641%, LIBOR USD 1 Month + 0.450%, 04/15/2041(C)	66	66
FHLMC CMO, Ser 2012-4048, Cl GF
0.541%, LIBOR USD 1 Month + 0.350%, 10/15/2040(C)	85	85
FHLMC CMO, Ser 2012-4094, Cl BF
0.591%, LIBOR USD 1 Month + 0.400%, 08/15/2032(C)	529	529

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4102, Cl LF
0.441%, LIBOR USD 1 Month + 0.250%, 01/15/2040(C)	$128	$128
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	266	272
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	260	262
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	327	328
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	246	248
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A1
2.604%, 10/25/2023	134	135
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
0.467%, LIBOR USD 1 Month + 0.360%, 08/25/2024(C)	283	283
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
0.467%, ICE LIBOR USD 1 Month + 0.360%, 09/25/2027(C)	139	140
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
0.437%, LIBOR USD 1 Month + 0.330%, 09/25/2024(C)	472	473
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
0.427%, LIBOR USD 1 Month + 0.320%, 11/25/2024(C)	271	272
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
0.447%, LIBOR USD 1 Month + 0.340%, 11/25/2027(C)	105	105
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
0.347%, ICE LIBOR USD 1 Month + 0.240%, 01/25/2028(C)	473	473
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
0.507%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(C)	574	575
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF59, Cl A
0.647%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2029(C)	1,074	1,077
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF66, Cl A
0.627%, ICE LIBOR USD 1 Month + 0.520%, 07/25/2029(C)	886	892

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
0.597%, ICE LIBOR USD 1 Month + 0.490%, 07/25/2026(C)	$770	$772
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF83, Cl AL
0.467%, ICE LIBOR USD 1 Month + 0.360%, 06/25/2030(C)	1,472	1,474
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
0.397%, ICE LIBOR USD 1 Month + 0.290%, 08/25/2027(C)	960	961
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	234	235
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	772	778
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ26, Cl A1
2.135%, 07/25/2025	1,977	1,986
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	1,272	1,242
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	3,220	3,161
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ31, Cl A1
0.569%, 05/25/2026	1,823	1,789
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ32, Cl A1
0.516%, 06/25/2025	2,518	2,467
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	1,164	1,119
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,535	2,506
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	900	922
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
0.844%, 12 Month Treas Avg + 0.740%, 05/25/2044(C)	494	494
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
4.287%, ICE LIBOR USD 1 Month + 4.100%, 08/25/2024(C)	140	141
FNMA
3.430%, 10/01/2023	1,313	1,339

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 10/01/2030 to 08/01/2035	$5,439	$5,606
2.977%, 01/01/2026(C)	1,538	1,586
2.500%, 02/01/2031 to 11/01/2034	4,593	4,654
2.000%, 12/01/2036	2,097	2,084
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	559	559
FNMA CMO, Ser 2005-83, Cl FP
0.517%, LIBOR USD 1 Month + 0.330%, 10/25/2035(C)	698	701
FNMA CMO, Ser 2006-31, Cl FP
0.487%, LIBOR USD 1 Month + 0.300%, 05/25/2036(C)	126	126
FNMA CMO, Ser 2006-56, Cl FE
0.617%, LIBOR USD 1 Month + 0.430%, 07/25/2036(C)	568	573
FNMA CMO, Ser 2007-98, Cl FD
0.637%, LIBOR USD 1 Month + 0.450%, 06/25/2037(C)	307	310
FNMA CMO, Ser 2008-24, Cl PF
0.837%, LIBOR USD 1 Month + 0.650%, 02/25/2038(C)	168	170
FNMA CMO, Ser 2010-43, Cl VF
0.737%, LIBOR USD 1 Month + 0.550%, 05/25/2040(C)	408	412
FNMA CMO, Ser 2012-111, Cl NF
0.537%, LIBOR USD 1 Month + 0.350%, 05/25/2042(C)	617	620
FNMA CMO, Ser 2012-54, Cl CF
0.887%, LIBOR USD 1 Month + 0.700%, 05/25/2042(C)	177	181
FNMA CMO, Ser 2012-93, Cl GF
0.437%, LIBOR USD 1 Month + 0.250%, 07/25/2040(C)	34	34
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	280	282
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	56	56
FNMA CMO, Ser 2016-48, Cl UF
0.587%, LIBOR USD 1 Month + 0.400%, 08/25/2046(C)	251	253
FNMA CMO, Ser 2020-10, Cl FA
0.687%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2050(C)	1,637	1,648
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.687%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(C)	509	514
FNMA TBA
3.000%, 03/15/2043 to 04/15/2051	14,425	14,554
2.500%, 04/01/2043	16,025	15,774
FREMF Mortgage Trust, Ser K21, Cl B
3.917%, 07/25/2045(B)(C)	2,181	2,189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser K28, Cl B
3.489%, 06/25/2046(B)(C)	$2,855	$2,899
FREMF Mortgage Trust, Ser K33, Cl B
3.496%, 08/25/2046(B)(C)	2,000	2,032
FREMF Mortgage Trust, Ser K35, Cl B
3.934%, 12/25/2046(B)(C)	3,175	3,261
FREMF Mortgage Trust, Ser K37, Cl B
4.560%, 01/25/2047(B)(C)	1,000	1,036
GNMA
3.550%, 10/15/2050	2,090	2,092
3.000%, 01/20/2027 to 02/20/2028	1,655	1,697
GNMA ARM
2.000%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2041(C)	94	98
GNMA CMO, Ser 2007-1, Cl F
0.462%, LIBOR USD 1 Month + 0.300%, 01/20/2037(C)	430	431
GNMA CMO, Ser 2010-98, Cl QF
0.562%, LIBOR USD 1 Month + 0.400%, 01/20/2040(C)	342	342
GNMA CMO, Ser 2011-151, Cl BF
0.512%, LIBOR USD 1 Month + 0.350%, 04/20/2041(C)	351	353
GNMA CMO, Ser 2012-77, Cl FM
0.796%, LIBOR USD 1 Month + 0.670%, 11/16/2039(C)	572	578
GNMA TBA
2.500%, 03/15/2051	14,675	14,663
2.000%, 03/15/2051	4,375	4,277
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	496	505
GNMA, Ser 2010-159, Cl D
4.298%, 09/16/2044(C)	1,341	1,348
GNMA, Ser 23, Cl D
3.488%, 07/16/2049(C)	734	738
UMBS TBA
2.500%, 03/15/2051	7,625	7,523
2.000%, 03/15/2051 to 04/15/2051	11,925	11,419

		145,747
Mortgage Related Securities — 0.2%
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.588%, ICE LIBOR USD 1 Month + 0.240%, 07/25/2036(B)(C)	7	–
Centex Home Equity Loan Trust, Ser 2006-A, Cl M1
0.637%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2036(C)	1,033	1,029

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSAA Home Equity Trust, Ser 2005-6, Cl M1
0.832%, ICE LIBOR USD 1 Month + 0.645%, 06/25/2035(C)	$1,740	$1,751
GSAA Home Equity Trust, Ser 2005-MTR1, Cl A4
0.927%, ICE LIBOR USD 1 Month + 0.740%, 10/25/2035(C)	379	379
GSAA Home Equity Trust, Ser 2007-8, Cl A3
1.087%, ICE LIBOR USD 1 Month + 0.900%, 08/25/2037(C)	708	711

		3,870
Non-Agency Mortgage-Backed Obligations — 12.3%
Banc of America Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	1,525	1,561
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	1,129	1,108
Benchmark Mortgage Trust, Ser 2018-B1, Cl A2
3.571%, 01/15/2051	638	643
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	592	580
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,750	1,781
Braemar Hotels & Resorts Trust, Ser 2018-PRME, Cl A
1.011%, ICE LIBOR USD 1 Month + 0.820%, 06/15/2035(B)(C)	2,777	2,754
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.111%, ICE LIBOR USD 1 Month + 0.920%, 10/15/2036(B)(C)	2,059	2,050
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.271%, ICE LIBOR USD 1 Month + 1.080%, 10/15/2036(B)(C)	2,809	2,784
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl A
1.191%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2032(B)(C)	1,922	1,910
BX Commercial Mortgage Trust, Ser SOAR, Cl B
1.061%, ICE LIBOR USD 1 Month + 0.870%, 06/15/2038(B)(C)	4,000	3,907
BX Commercial Mortgage Trust, Ser VINO, Cl B
1.043%, ICE LIBOR USD 1 Month + 0.852%, 05/15/2038(B)(C)	3,600	3,514
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	6,267	6,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	$2,096	$2,144
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.311%, ICE LIBOR USD 1 Month + 1.120%, 06/15/2034(B)(C)	2,944	2,910
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
1.537%, ICE LIBOR USD 1 Month + 1.350%, 10/25/2037(B)(C)	310	311
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,275	1,300
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl AAB
3.608%, 11/10/2048	4,734	4,832
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	1,633	1,660
Citigroup Commercial Mortgage Trust, Ser P4, Cl A2
2.450%, 07/10/2049	434	435
Citigroup Commercial Mortgage Trust, Ser SMRT, Cl A
4.149%, 01/10/2036(B)	375	385
Citigroup Commercial Mortgage Trust, Ser WSS, Cl A
2.141%, ICE LIBOR USD 1 Month + 1.950%, 02/15/2039(B)(C)	2,637	2,635
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	1,040	1,040
COMM Mortgage Trust, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	3,099	3,099
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	145	147
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	401	406
COMM Mortgage Trust, Ser 2013-LC6, Cl ASB
2.478%, 01/10/2046	–	–
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	152	153
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	1,120	1,139
Comm Mortgage Trust, Ser CR13, Cl A3
3.928%, 11/10/2046	889	903
COMM Mortgage Trust, Ser CR2, Cl A3
2.841%, 08/15/2045(B)	1,345	1,343

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	$1,474	$1,493
COMM Mortgage Trust, Ser UBS5, Cl A3
3.565%, 09/10/2047	1,900	1,929
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.421%, ICE LIBOR USD 1 Month + 1.230%, 05/15/2036(B)(C)	5,520	5,465
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.171%, ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(B)(C)	2,925	2,902
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	40	41
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.891%, ICE LIBOR USD 1 Month + 0.700%, 06/15/2034(B)(C)	4,400	4,344
DBJPM Mortgage Trust, Ser C3, Cl ASB
2.756%, 08/10/2049	1,697	1,714
DBWF Mortgage Trust, Ser AMXP, Cl A
3.747%, 05/05/2035(B)(C)	1,800	1,796
Extended Stay America Trust, Ser ESH, Cl B
1.572%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(B)(C)	1,093	1,080
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
0.297%, ICE LIBOR USD 1 Month + 0.110%, 12/25/2037(C)	2,354	2,306
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(B)(C)	3,963	3,883
Gosforth Funding, Ser 2018-1A, Cl A1
0.948%, ICE LIBOR USD 3 Month + 0.450%, 08/25/2060(B)(C)	177	177
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	598	602
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046(C)	252	255
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	330	335
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,176	1,187
GS Mortgage Securities Trust, Ser 2021-RENT, Cl A
0.862%, ICE LIBOR USD 1 Month + 0.700%, 11/21/2035(B)(C)	2,969	2,936

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser GC14, Cl A4
3.955%, 08/10/2046	$1,340	$1,357
GS Mortgage Securities Trust, Ser GCJ7, Cl AS
4.085%, 05/10/2045	409	409
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	1,016	1,026
GS Mortgage Securities, Ser ALOH, Cl A
3.551%, 04/10/2034(B)	3,564	3,556
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	936	952
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	155	157
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	481	488
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	1,771	1,808
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	762	772
JPMDB Commercial Mortgage Securities Trust, Ser C8, Cl A2
4.031%, 06/15/2051	1,686	1,713
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	218	218
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	71	71
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	712	715
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	2,569	2,594
JPMorgan Chase Commercial Mortgage Securities Trust, Ser MARG, Cl A
1.291%, ICE LIBOR USD 1 Month + 1.100%, 05/15/2034(B)(C)	1,418	1,410
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
1.349%, SOFR30A + 1.300%, 03/25/2051(B)(C)	3,056	3,045
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	8,181	8,212

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.937%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2055(B)(C)	$5,525	$5,478
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.647%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2029(C)	250	243
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
1.292%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(B)(C)	11,040	10,874
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	3,359	3,298
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	–	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	159	161
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	334	340
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Cl ASB
3.621%, 10/15/2047	269	274
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	566	576
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
0.417%, ICE LIBOR USD 1 Month + 0.230%, 03/25/2037(C)	390	387
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
0.507%, ICE LIBOR USD 1 Month + 0.320%, 04/25/2037(C)	862	856
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.377%, ICE LIBOR USD 1 Month + 0.190%, 04/25/2037(C)	1,942	1,892
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(C)	6,805	6,728
One Market Plaza Trust, Ser 1MKT, Cl A
3.614%, 02/10/2032(B)	1,500	1,493
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
0.627%, ICE LIBOR USD 1 Month + 0.440%, 01/25/2036(C)	56	56
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(C)	6,396	6,207

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RASC Trust, Ser 2006-KS6, Cl A4
0.437%, ICE LIBOR USD 1 Month + 0.250%, 08/25/2036(C)	$407	$406
RBS Commercial Funding Trust, Ser GSP, Cl A
3.834%, 01/15/2032(B)(C)	2,010	2,043
SBALR Commercial Mortgage Trust, Ser 2020-RR1, Cl A1
2.025%, 02/13/2053(B)	1,945	1,941
SREIT Trust, Ser MFP, Cl A
0.922%, ICE LIBOR USD 1 Month + 0.731%, 11/15/2038(B)(C)	3,270	3,205
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
0.757%, ICE LIBOR USD 1 Month + 0.570%, 05/25/2035(C)	217	216
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
0.437%, ICE LIBOR USD 1 Month + 0.250%, 09/25/2036(C)	607	604
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
0.647%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2037(B)(C)	322	321
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.187%, ICE LIBOR USD 1 Month + 1.000%, 05/25/2058(B)(C)	2,620	2,628
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	1,503	1,476
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	2,262	2,249
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(B)(C)	1,380	1,377
TTAN, Ser 2021-MHC, Cl A
1.042%, ICE LIBOR USD 1 Month + 0.850%, 03/15/2038(B)(C)	4,369	4,298
TTAN, Ser 2021-MHC, Cl B
1.292%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(B)(C)	3,794	3,726
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	500	514
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl A1
2.739%, 04/15/2052	1,252	1,259
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	2,200	2,234

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	$–	$–
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.707%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(C)	1,045	1,027
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	395	403
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A2
2.603%, 06/15/2049	1,409	1,409
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A2
2.504%, 11/15/2059	128	127
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A2
2.501%, 10/15/2049	47	47
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	7	7
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	1,495	1,479
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	812	816
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,052	2,074
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	2,169	2,192
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	1,100	1,131
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	1,997	1,940
Wells Fargo Commercial Mortgage Trust, Ser FCMT, Cl A
1.391%, ICE LIBOR USD 1 Month + 1.200%, 05/15/2031(B)(C)	1,450	1,436
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	1,886	1,891
Wells Fargo Commercial Mortgage Trust, Ser LC20, Cl A2
2.678%, 04/15/2050	638	638

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/2045	$1,376	$1,381
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	953	953
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,233	1,234
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	1,254	1,280

		203,512
Total Mortgage-Backed Securities
(Cost $357,571) ($ Thousands)		353,129

ASSET-BACKED SECURITIES — 13.7%
Automotive — 2.6%

ARI Fleet Lease Trust, Ser 2019-A, Cl A2A
2.410%, 11/15/2027 (B)	363	364
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (B)	1,372	1,375
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl B
2.860%, 01/16/2029 (B)	500	502
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl B
2.390%, 04/16/2029 (B)	3,690	3,699
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.456%, ICE LIBOR USD 1 Month + 0.330%, 12/11/2034 (B)(C)	3,240	3,233
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (B)	1,000	974
DT Auto Owner Trust, Ser 2022-1A, Cl B
2.430%, 09/15/2026 (B)	4,770	4,782
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (B)	360	348
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl B
0.760%, 10/21/2024	300	297
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	2,140	2,131

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	$940	$934
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A4
0.540%, 04/15/2025 (B)	7,700	7,653
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	4,710	4,658
Santander Retail Auto Lease Trust, Ser 2020-A, Cl B
1.880%, 03/20/2024 (B)	750	753
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (B)	169	169
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (B)	5,215	5,190
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (B)	4,110	4,034
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	2,973
		44,069

Credit Cards — 0.0%

Master Credit Card Trust, Ser 2021-1A, Cl B
0.790%, 11/21/2025 (B)	550	533

Other Asset-Backed Securities — 11.1%

Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
0.892%, ICE LIBOR USD 1 Month + 0.705%, 11/25/2035 (C)	1,876	1,867
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	494	503
BANK, Ser BN28, Cl A1
0.628%, 03/15/2063	483	469
BANK, Ser BNK7, Cl A2
3.061%, 09/15/2060	1,055	1,056
BANK, Ser BNK7, Cl ASB
3.265%, 09/15/2060	2,750	2,815
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	2,230	2,288
Barings CLO, Ser 2017-IA, Cl AR
1.054%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (B)(C)	1,528	1,527
Barings CLO, Ser 2018-3A, Cl A1
1.204%, ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (B)(C)	624	623

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BBCMS Trust, Ser BXH, Cl A
1.191%, ICE LIBOR USD 1 Month + 1.000%, 10/15/2037 (B)(C)	$1,200	$1,185
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE11, Cl M2
0.862%, ICE LIBOR USD 1 Month + 0.675%, 11/25/2035 (C)	109	109
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE6, Cl M2
1.192%, ICE LIBOR USD 1 Month + 1.005%, 06/25/2035 (C)	463	462
BSPRT Issuer, Ser 2018-FL4, Cl A
1.241%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2035 (B)(C)	54	54
BSPRT Issuer, Ser 2019-FL5, Cl A
1.341%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (B)(C)	2,649	2,638
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.234%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (B)(C)	4,500	4,483
CARLYLE US CLO, Ser 2021-1A, Cl X
1.254%, ICE LIBOR USD 3 Month + 1.000%, 07/20/2034 (B)(C)	1,250	1,249
Cedar Funding II CLO, Ser 2021-1A, Cl AXR
1.104%, ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (B)(C)	2,742	2,743
CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	1,944	1,941
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
0.667%, ICE LIBOR USD 1 Month + 0.480%, 11/25/2036 (C)	1,551	1,538
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
1.162%, ICE LIBOR USD 1 Month + 0.975%, 06/25/2035 (C)	451	449
Dryden 33 Senior Loan Fund, Ser 2020-33A, Cl AR3
1.241%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2029 (B)(C)	961	960
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.187%, ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (B)(C)	1,340	1,340
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
0.437%, ICE LIBOR USD 1 Month + 0.250%, 06/25/2036 (C)	2,371	2,356
Ford Credit Floorplan Master Owner Trust A, Ser 2019-4, Cl A
2.440%, 09/15/2026	12,000	12,088

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FS Rialto, Ser 2019-FL1, Cl A
1.326%, ICE LIBOR USD 1 Month + 1.200%, 12/16/2036 (B)(C)	$1,537	$1,533
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
1.129%, ICE LIBOR USD 3 Month + 0.870%, 04/24/2029 (B)(C)	4,165	4,162
GPMT, Ser 2019-FL2, Cl A
1.471%, ICE LIBOR USD 1 Month + 1.300%, 02/22/2036 (B)(C)	779	779
GSAMP Trust, Ser 2006-HE3, Cl A2C
0.507%, ICE LIBOR USD 1 Month + 0.320%, 05/25/2046 (C)	518	516
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	2,266	2,268
HPS Loan Management, Ser 2021-16, Cl X
1.154%, ICE LIBOR USD 3 Month + 0.900%, 04/20/2034 (B)(C)	600	600
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
0.727%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2035 (C)	1,597	1,589
ICG US CLO, Ser 2021-1A, Cl XRR
0.978%, ICE LIBOR USD 3 Month + 0.700%, 07/28/2034 (B)(C)	1,564	1,563
Invitation Homes Trust, Ser 2018-SFR2, Cl B
1.271%, ICE LIBOR USD 1 Month + 1.080%, 06/17/2037 (B)(C)	2,000	1,983
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
0.427%, ICE LIBOR USD 1 Month + 0.240%, 05/25/2037 (C)	2,284	2,268
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
0.417%, ICE LIBOR USD 1 Month + 0.230%, 05/25/2037 (C)	3,000	2,900
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
0.347%, ICE LIBOR USD 1 Month + 0.160%, 06/25/2037 (C)	2,690	2,671
LCM XXIV, Ser 2021-24A, Cl AR
1.234%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (B)(C)	1,180	1,178
LMREC, Ser 2019-CRE3, Cl A
1.587%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (B)(C)	2,320	2,309
LoanCore Issuer, Ser 2018-CRE1, Cl A
1.321%, ICE LIBOR USD 1 Month + 1.130%, 05/15/2028 (B)(C)	1,241	1,232
LoanCore Issuer, Ser 2018-CRE1, Cl AS
1.691%, ICE LIBOR USD 1 Month + 1.500%, 05/15/2028 (B)(C)	1,034	1,033

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer, Ser 2019-CRE2, Cl AS
1.691%, ICE LIBOR USD 1 Month + 1.500%, 05/15/2036 (B)(C)	$1,900	$1,890
LoanCore Issuer, Ser CRE3, Cl A
1.241%, ICE LIBOR USD 1 Month + 1.050%, 04/15/2034 (B)(C)	1,414	1,411
Madison Park Funding LII, Ser 2021-52A, Cl X
0.993%, ICE LIBOR USD 3 Month + 0.900%, 01/22/2035 (B)(C)	2,500	2,498
Madison Park Funding XIX, Ser 2020-19A, Cl A1R2
1.179%, ICE LIBOR USD 3 Month + 0.920%, 01/22/2028 (B)(C)	1,121	1,121
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.255%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (B)(C)	2,000	1,991
Magnetite XVI, Ser 2018-16A, Cl AR
1.041%, ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (B)(C)	689	686
Magnetite XVIII, Ser 2021-18A, Cl AR2
1.386%, ICE LIBOR USD 3 Month + 0.880%, 11/15/2028 (B)(C)	2,560	2,555
MF1, Ser 2020-FL4, Cl A
1.885%, TSFR1M + 1.814%, 11/15/2035 (B)(C)	890	893
MF1, Ser FL3, Cl A
2.264%, TSFR1M + 2.164%, 07/15/2035 (B)(C)	183	183
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (B)	2,770	2,711
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
1.187%, ICE LIBOR USD 1 Month + 1.000%, 07/25/2037 (C)	1,965	1,959
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	2,809	2,721
Nationstar HECM Loan Trust, Ser 2006-B, Cl AV4
0.467%, ICE LIBOR USD 1 Month + 0.280%, 09/25/2036 (C)	98	98
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	7,226	7,235
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	2,885	2,859
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	4,575	4,490

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	$763	$753
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	2,940	2,880
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	2,281	2,216
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	5,280	5,107
Navient Student Loan Trust, Ser 2015-2, Cl A3
0.757%, ICE LIBOR USD 1 Month + 0.570%, 11/26/2040 (C)	829	817
Navient Student Loan Trust, Ser 2017-2A, Cl A
1.237%, ICE LIBOR USD 1 Month + 1.050%, 12/27/2066 (B)(C)	695	694
Navient Student Loan Trust, Ser 2017-3A, Cl A2
0.787%, ICE LIBOR USD 1 Month + 0.600%, 07/26/2066 (B)(C)	765	765
Navient Student Loan Trust, Ser 2018-3A, Cl A2
0.607%, ICE LIBOR USD 1 Month + 0.420%, 03/25/2067 (B)(C)	509	508
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.787%, ICE LIBOR USD 1 Month + 0.600%, 10/27/2036 (B)(C)	295	289
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (B)	8,197	7,861
One New York Plaza Trust, Ser 1NYP, Cl A
1.141%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2036 (B)(C)	952	940
Palmer Square CLO, Ser 2018-1A, Cl A1
1.271%, ICE LIBOR USD 3 Month + 1.030%, 04/18/2031 (B)(C)	500	499
Palmer Square Loan Funding, Ser 2020-2A, Cl A1
1.254%, ICE LIBOR USD 3 Month + 1.000%, 04/20/2028 (B)(C)	457	457
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
1.280%, ICE LIBOR USD 3 Month + 0.800%, 05/20/2029 (B)(C)	922	920

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW3, Cl M1
0.907%, ICE LIBOR USD 1 Month + 0.720%, 08/25/2035 (C)	$944	$965
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
0.867%, ICE LIBOR USD 1 Month + 0.680%, 12/25/2035 (C)	2,079	2,034
PFS Financing, Ser 2022-B, Cl A
0.648%, SOFR30A + 0.600%, 02/17/2026 (B)(C)	2,400	2,400
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
1.337%, ICE LIBOR USD 1 Month + 1.150%, 09/25/2065 (B)(C)	1,285	1,294
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	989	974
Progress Residential Trust, Ser 2020-SFR2, Cl A
2.078%, 06/17/2037 (B)	1,879	1,847
RAMP Series Trust, Ser 2006-NC2, Cl A3
0.767%, ICE LIBOR USD 1 Month + 0.580%, 02/25/2036 (C)	668	665
RAMP Series Trust, Ser 2006-RZ4, Cl A3
0.457%, ICE LIBOR USD 1 Month + 0.270%, 10/25/2036 (C)	340	340
Reese Park CLO, Ser 2021-1A, Cl XR
1.141%, ICE LIBOR USD 3 Month + 0.900%, 10/15/2034 (B)(C)	1,098	1,098
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
0.357%, ICE LIBOR USD 1 Month + 0.170%, 10/25/2046 (C)	2,360	2,327
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.641%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)(C)	4,861	4,858
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (B)	1,262	1,279
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (B)	969	966
SLC Student Loan Trust, Ser 2005-3, Cl A3
0.323%, ICE LIBOR USD 3 Month + 0.120%, 06/15/2029 (C)	634	632
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.566%, ICE LIBOR USD 3 Month + 0.060%, 05/15/2029 (C)	826	817

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-10A, Cl A3
0.673%, ICE LIBOR USD 3 Month + 0.470%, 12/15/2027 (B)(C)	$255	$255
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.753%, ICE LIBOR USD 3 Month + 0.550%, 12/15/2025 (B)(C)	249	249
SLM Student Loan Trust, Ser 2004-1, Cl A4
0.518%, ICE LIBOR USD 3 Month + 0.260%, 10/27/2025 (C)	274	273
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.378%, ICE LIBOR USD 3 Month + 0.120%, 01/25/2027 (C)	619	616
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.398%, ICE LIBOR USD 3 Month + 0.140%, 10/25/2028 (C)	562	560
SLM Student Loan Trust, Ser 2012-2, Cl A
0.887%, ICE LIBOR USD 1 Month + 0.700%, 01/25/2029 (C)	900	879
SLM Student Loan Trust, Ser 2013-2, Cl A
0.637%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2043 (C)	1,098	1,084
SLM Student Loan Trust, Ser 2013-4, Cl A
0.737%, ICE LIBOR USD 1 Month + 0.550%, 06/25/2043 (C)	1,133	1,119
Stratus CLO, Ser 2021-2A, Cl A
0.993%, ICE LIBOR USD 3 Month + 0.900%, 12/28/2029 (B)(C)	4,125	4,120
Treman Park CLO, Ser 2018-1A, Cl ARR
1.324%, ICE LIBOR USD 3 Month + 1.070%, 10/20/2028 (B)(C)	1,498	1,497
Tricon American Homes Trust, Ser 2017-SFR2, Cl A
2.928%, 01/17/2036 (B)	1,934	1,931
Tricon American Homes Trust, Ser 2017-SFR2, Cl B
3.275%, 01/17/2036 (B)	1,545	1,548
Voya CLO, Ser 2018-2A, Cl AR
1.229%, ICE LIBOR USD 3 Month + 0.970%, 07/23/2027 (B)(C)	2,941	2,940
Voya CLO, Ser 2021-2A, Cl A1R
1.221%, ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (B)(C)	6,420	6,406
Voya CLO, Ser 2021-3A, Cl XR
1.104%, ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (B)(C)	2,186	2,186

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
0.682%, ICE LIBOR USD 1 Month + 0.495%, 05/25/2036 (C)	$1,755	$1,748
		183,241

Total Asset-Backed Securities
(Cost $230,179) ($ Thousands)		227,843

MUNICIPAL BONDS — 4.4%
Alabama — 0.3%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,473

California — 0.2%
Riverside County, Pension Obligation, RB
2.363%, 02/15/2023	2,855	2,879

Colorado — 0.3%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	3,475	3,397
0.877%, 11/15/2023	2,350	2,319

		5,716

Florida — 0.5%
Hillsborough County, Aviation Authority, Sub-Ser, RB
2.036%, 10/01/2024	5,150	5,166
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	3,225
1.229%, 10/01/2025	370	358

		8,749

Illinois — 0.2%
Chicago O'Hare, International Airport, Ser D, RB
1.168%, 01/01/2024	2,375	2,350

Michigan — 0.3%
Michigan State, Finance Authority, RB
0.487%, 10/01/2023	4,460	4,383

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Ser B, RB
0.638%, 01/01/2024	3,595	3,530

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 1.8%
Long Island, Power Authority, Ser C, RB
Callable 06/01/2022 @ 100
0.764%, 03/01/2023	$3,610	$3,600
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	11,480	11,439
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A3, RB
2.710%, 08/01/2023	5,095	5,184
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	828
New York State, Dormitory Authority, RB
0.887%, 03/15/2025	6,915	6,678
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	950	1,011

		28,740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	$6,892	$6,975

Texas — 0.2%
Dallas Fort Worth, International Airport, Ser A, RB
1.939%, 11/01/2023	3,500	3,524

Total Municipal Bonds
(Cost $73,131) ($ Thousands)		72,319

	Shares
CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	42,631,561	42,632

Total Cash Equivalent
(Cost $42,632) ($ Thousands)		42,632

Total Investments in Securities — 107.1%
(Cost $1,798,596) ($ Thousands)		$1,774,892

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Limited Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	216	Jul-2022	$46,338	$46,489	$151

Short Contracts
U.S. 5-Year Treasury Note	(196)	Jul-2022	$(23,079)	$(23,183)	$(104)
U.S. Ultra Long Treasury Bond	(17)	Jun-2022	(3,120)	(3,161)	(41)
Ultra 10-Year U.S. Treasury Note	(98)	Jun-2022	(13,712)	(13,850)	(138)
			(39,911)	(40,194)	(283)
			$6,427	$6,295	$(132)

Percentages are based on Net Assets of $1,657,011 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $454,608 ($ Thousands), representing 27.4% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
TBA — To Be Announced
UMBS — Uniform Mortgage Backed Securities
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	590,659	–	590,659
Corporate Obligations	–	488,310	–	488,310
Mortgage-Backed Securities	–	353,129	–	353,129
Asset-Backed Securities	–	227,843	–	227,843
Municipal Bonds	–	72,319	–	72,319
Cash Equivalent	42,632	–	–	42,632
Total Investments in Securities	42,632	1,732,260	–	1,774,892

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	151	–	–	151
Unrealized Depreciation	(283)	–	–	(283)
Total Other Financial Instruments	(132)	–	–	(132)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2022	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$81,577	$1,296,532	$(1,335,477)	$—	$-	$42,632	42,631,561	$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 85.9%
Communication Services — 5.9%
Alphabet
2.250%, 08/15/2060	$1,273	$1,016
1.900%, 08/15/2040	4,045	3,392
America Movil
6.125%, 03/30/2040	3,485	4,445
AT&T
8.750%, 11/15/2031	1,150	1,615
6.800%, 05/15/2036	2,915	3,656
4.900%, 08/15/2037	3,040	3,406
3.650%, 06/01/2051	3,295	3,108
3.650%, 09/15/2059	2,231	2,024
3.550%, 09/15/2055	3,810	3,455
3.500%, 06/01/2041	950	903
3.500%, 09/15/2053	930	850
2.250%, 02/01/2032	2,430	2,243
1.700%, 03/25/2026	8,665	8,434
0.000%, 11/27/2022 (A)(B)	6,000	5,942
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	122
4.464%, 07/23/2022	50	50
Comcast
5.650%, 06/15/2035	290	359
4.200%, 08/15/2034	11,767	12,862
4.049%, 11/01/2052	935	981
3.969%, 11/01/2047	4,063	4,130
3.950%, 10/15/2025	4,345	4,583
3.900%, 03/01/2038	1,460	1,486
3.700%, 04/15/2024	165	171
3.400%, 04/01/2030	1,200	1,238
3.400%, 07/15/2046	1,180	1,109
3.375%, 02/15/2025	8,485	8,746
3.375%, 08/15/2025	2,560	2,639
3.300%, 02/01/2027	1,870	1,931
3.150%, 03/01/2026	3,625	3,736
3.150%, 02/15/2028	870	889
2.987%, 11/01/2063 (A)	4,549	3,787
2.937%, 11/01/2056 (A)	17,103	14,395
2.887%, 11/01/2051 (A)	16,286	14,128
1.500%, 02/15/2031	15,750	14,000
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,069
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,183
Discovery Communications LLC
5.000%, 09/20/2037	1,310	1,412
2.950%, 03/20/2023	2,362	2,387
NTT Finance
1.591%, 04/03/2028 (A)	6,835	6,435
1.162%, 04/03/2026 (A)	6,955	6,612

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Paramount Global
6.875%, 04/30/2036	$2,760	$3,481
5.850%, 09/01/2043	599	714
4.750%, 05/15/2025	3,700	3,951
4.375%, 03/15/2043	4,225	4,216
Time Warner Cable LLC
7.300%, 07/01/2038	1,580	1,978
6.550%, 05/01/2037	2,145	2,578
4.500%, 09/15/2042	585	551
T-Mobile USA
3.875%, 04/15/2030	3,110	3,216
2.050%, 02/15/2028	4,220	4,014
Verizon Communications
7.750%, 12/01/2030	1,750	2,358
4.862%, 08/21/2046	1,062	1,270
4.272%, 01/15/2036	3,735	4,070
3.550%, 03/22/2051	2,210	2,140
2.987%, 10/30/2056	1,857	1,583
2.550%, 03/21/2031	4,865	4,670
1.750%, 01/20/2031	1,478	1,331
Walt Disney
6.400%, 12/15/2035	3,085	4,101
4.700%, 03/23/2050	3,840	4,541
3.600%, 01/13/2051	4,100	4,148
2.750%, 09/01/2049	8,483	7,411
2.000%, 09/01/2029	2,585	2,468

		224,719

Consumer Discretionary — 3.2%
7-Eleven
0.800%, 02/10/2024 (A)	1,669	1,629
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,415	3,420
Amazon.com
3.875%, 08/22/2037	4,470	4,895
3.100%, 05/12/2051	9,110	8,806
2.800%, 08/22/2024	3,125	3,195
1.650%, 05/12/2028	2,580	2,482
American Honda Finance MTN
0.400%, 10/21/2022	4,678	4,661
Aptiv
2.396%, 02/18/2025	3,325	3,326
BMW US Capital LLC
2.800%, 04/11/2026 (A)	4,055	4,155
2.550%, 04/01/2031 (A)	11,170	10,836
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	1,460	1,536
Ferguson Finance
4.500%, 10/24/2028 (A)	1,717	1,855
3.250%, 06/02/2030 (A)	4,865	4,871

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit LLC
4.271%, 01/09/2027	$3,050	$3,073
General Motors Financial
1.700%, 08/18/2023	7,585	7,554
Georgetown University
4.315%, 04/01/2049	2,709	2,993
Home Depot
5.875%, 12/16/2036	4,344	5,739
4.500%, 12/06/2048	2,090	2,423
4.400%, 03/15/2045	2,450	2,760
4.250%, 04/01/2046	400	441
3.900%, 06/15/2047	1,505	1,598
3.500%, 09/15/2056	3,235	3,215
3.350%, 09/15/2025	620	644
3.350%, 04/15/2050	820	802
3.300%, 04/15/2040	920	920
2.800%, 09/14/2027	3,485	3,556
2.750%, 09/15/2051	3,000	2,662
Hyundai Capital America
2.375%, 10/15/2027 (A)	3,040	2,928
1.250%, 09/18/2023 (A)	5,140	5,067
Lowe's
1.300%, 04/15/2028	3,000	2,767
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,610	5,439
QVC
4.850%, 04/01/2024	1,060	1,073
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,260
University of Southern California
2.805%, 10/01/2050	214	197
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	8,265	7,876
XLIT
5.250%, 12/15/2043	2,417	3,065

		124,719

Consumer Staples — 6.4%
Advocate Health & Hospitals
2.211%, 06/15/2030	3,670	3,520
Altria Group
9.950%, 11/10/2038	1,818	2,661
5.950%, 02/14/2049	625	694
5.800%, 02/14/2039	285	313
5.375%, 01/31/2044	1,740	1,816
4.500%, 05/02/2043	420	392
3.875%, 09/16/2046	3,455	2,969
3.400%, 05/06/2030	940	925
2.450%, 02/04/2032	5,170	4,616
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	275	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.700%, 02/01/2036	$2,766	$3,083
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	8,680
4.750%, 01/23/2029	5,220	5,794
Archer-Daniels-Midland
2.700%, 09/15/2051	2,580	2,340
Ascension Health
2.532%, 11/15/2029	3,795	3,779
BAT Capital
4.390%, 08/15/2037	3,458	3,314
2.726%, 03/25/2031	8,265	7,574
2.259%, 03/25/2028	5,295	4,943
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,158
Bon Secours Mercy Health
3.464%, 06/01/2030	1,930	2,035
2.095%, 06/01/2031	1,430	1,332
Coca-Cola
2.000%, 03/05/2031	4,030	3,817
Costco Wholesale
1.600%, 04/20/2030	3,000	2,782
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,826	2,258
7.507%, 01/10/2032 (A)	1,265	1,530
6.036%, 12/10/2028	2,304	2,521
4.163%, 08/11/2036 (A)	1,813	1,923
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	2,695
Hormel Foods
1.700%, 06/03/2028	3,965	3,786
0.650%, 06/03/2024	2,990	2,907
JBS Finance Luxembourg Sarl
2.500%, 01/15/2027 (A)	4,605	4,329
JBS USA LUX
3.000%, 02/02/2029 (A)	3,045	2,875
JDE Peet's
0.800%, 09/24/2024 (A)	10,975	10,512
Kaiser Foundation Hospitals
3.150%, 05/01/2027	2,005	2,078
Keurig Dr Pepper
5.085%, 05/25/2048	743	867
Kroger
3.850%, 08/01/2023	2,700	2,766
Land O' Lakes
6.000%, 11/15/2022 (A)	640	653
Mars
4.200%, 04/01/2059 (A)	1,620	1,830
3.600%, 04/01/2034 (A)	1,790	1,891
3.200%, 04/01/2030 (A)	2,435	2,509
2.700%, 04/01/2025 (A)	6,160	6,243
2.375%, 07/16/2040 (A)	5,406	4,656

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nestle Holdings
3.500%, 09/24/2025 (A)	$5,490	$5,741
New York and Presbyterian Hospital
1.651%, 08/01/2030	2,487	2,295
Northwestern University
4.643%, 12/01/2044	120	146
3.662%, 12/01/2057	2,140	2,387
Novartis Capital
3.000%, 11/20/2025	4,590	4,729
OhioHealth
2.834%, 11/15/2041	4,000	3,687
PepsiCo
2.375%, 10/06/2026	3,920	3,954
1.950%, 10/21/2031	5,595	5,304
1.625%, 05/01/2030	1,490	1,390
Philip Morris International
4.500%, 03/20/2042	2,830	2,949
4.375%, 11/15/2041	2,207	2,290
3.875%, 08/21/2042	3,890	3,773
2.500%, 11/02/2022	5,170	5,210
0.875%, 05/01/2026	3,360	3,161
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	8,536	8,399
Reynolds American
8.125%, 05/01/2040	980	1,278
7.250%, 06/15/2037	2,870	3,528
4.450%, 06/12/2025	1,760	1,840
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	3,203
2.076%, 12/13/2031 (A)	12,195	11,587
1.930%, 12/13/2028 (A)	10,791	10,358
SSM Health Care
3.688%, 06/01/2023	7,331	7,464
Stanford Health Care
3.310%, 08/15/2030	1,105	1,143
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	3,110
University of Southern California
5.250%, 10/01/2111	3,625	4,974
Walmart
2.550%, 04/11/2023	8,465	8,558
2.375%, 09/24/2029	789	786

		241,921

Energy — 5.2%
Baker Hughes Holdings LLC
2.061%, 12/15/2026	5,585	5,453
BP Capital Markets America
3.937%, 09/21/2028	2,460	2,609
3.379%, 02/08/2061	3,136	2,762
3.001%, 03/17/2052	2,470	2,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.939%, 06/04/2051	$3,500	$2,944
2.772%, 11/10/2050	1,835	1,532
2.721%, 01/12/2032	1,575	1,509
BP Capital Markets PLC
3.723%, 11/28/2028	7,159	7,520
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	471
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,312
3.700%, 11/15/2029	2,205	2,246
2.742%, 12/31/2039 (A)	2,925	2,672
Chevron
2.895%, 03/03/2024	4,470	4,562
2.236%, 05/11/2030	7,687	7,484
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,710	3,769
ConocoPhillips
6.500%, 02/01/2039	4,165	5,789
1.406%, ICE LIBOR USD 3 Month + 0.900%, 05/15/2022 (C)	3,955	3,963
Diamondback Energy
4.750%, 05/31/2025	1,525	1,623
3.125%, 03/24/2031	2,740	2,675
Energy Transfer
4.000%, 10/01/2027	1,415	1,463
Eni SpA
4.000%, 09/12/2023 (A)	6,800	6,997
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,397
EOG Resources
4.375%, 04/15/2030	2,135	2,356
Equinor
3.250%, 11/18/2049	1,385	1,323
2.875%, 04/06/2025	3,480	3,543
2.375%, 05/22/2030	2,270	2,211
Exxon Mobil
4.227%, 03/19/2040	4,660	5,131
3.452%, 04/15/2051	6,590	6,513
3.095%, 08/16/2049	1,145	1,069
3.043%, 03/01/2026	1,985	2,054
2.995%, 08/16/2039	2,830	2,715
1.571%, 04/15/2023	7,680	7,696
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	2,555	2,307
1.750%, 09/30/2027 (A)	4,331	4,209
Hess
6.000%, 01/15/2040	2,790	3,296
5.800%, 04/01/2047	25	30
5.600%, 02/15/2041	395	453
HollyFrontier
5.875%, 04/01/2026	2,080	2,255

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.550%, 06/01/2045	$2,055	$2,358
Lukoil Capital DAC
3.600%, 10/26/2031 (A)	1,760	1,059
2.800%, 04/26/2027 (A)	1,705	921
Reliance Industries
3.625%, 01/12/2052 (A)	4,510	4,142
2.875%, 01/12/2032 (A)	2,455	2,297
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,810	4,085
Saudi Arabian Oil
1.625%, 11/24/2025 (A)	1,810	1,749
1.250%, 11/24/2023 (A)	8,940	8,828
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,985	2,993
Schlumberger Finance Canada
1.400%, 09/17/2025	2,565	2,490
Schlumberger Holdings
3.900%, 05/17/2028 (A)	2,444	2,543
Shell International Finance BV
6.375%, 12/15/2038	1,630	2,218
4.125%, 05/11/2035	4,275	4,650
4.000%, 05/10/2046	3,265	3,462
3.750%, 09/12/2046	4,600	4,810
2.500%, 09/12/2026	350	354
2.375%, 11/07/2029	3,030	2,952
Spectra Energy Partners
3.375%, 10/15/2026	2,045	2,103
Suncor Energy
3.100%, 05/15/2025	3,945	4,028
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,594
2.900%, 03/01/2030 (A)	4,230	4,056
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,452
TotalEnergies Capital
3.883%, 10/11/2028	5,330	5,681
TotalEnergies Capital International
3.386%, 06/29/2060	685	634
3.127%, 05/29/2050	350	323
2.986%, 06/29/2041	270	247
TransCanada PipeLines
3.750%, 10/16/2023	5,000	5,124

		206,165

Financials — 31.6%
AIA Group
3.600%, 04/09/2029 (A)	9,500	10,043
AIG Global Funding
0.450%, 12/08/2023 (A)	5,260	5,137
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,601	2,108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alleghany
3.250%, 08/15/2051	$3,005	$2,562
American Express
3.700%, 08/03/2023	4,810	4,935
2.500%, 08/01/2022	6,052	6,083
American International Group
4.800%, 07/10/2045	300	346
4.750%, 04/01/2048	165	190
4.500%, 07/16/2044	2,910	3,229
4.375%, 06/30/2050	555	613
4.375%, 01/15/2055	290	313
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,529
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	2,852
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,300	5,983
Apollo Management Holdings
5.000%, 03/15/2048 (A)	1,855	2,236
4.400%, 05/27/2026 (A)	1,140	1,225
4.000%, 05/30/2024 (A)	6,353	6,552
ASB Bank
1.625%, 10/22/2026 (A)	6,325	6,074
Athene Global Funding
3.000%, 07/01/2022 (A)	940	946
2.950%, 11/12/2026 (A)	6,830	6,849
2.673%, 06/07/2031 (A)	10,290	9,668
2.500%, 03/24/2028 (A)	10,320	9,958
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,260	4,050
Banco Santander
2.746%, 05/28/2025	4,355	4,360
2.706%, 06/27/2024	7,775	7,842
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (C)	820	775
Bank of America
6.000%, 10/15/2036	490	621
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (C)	14,685	14,962
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (C)	12,830	12,296
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (C)	2,399	2,420
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (C)	1,845	1,807
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (C)	9,858	8,764
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (C)	2,720	2,616
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (C)	7,005	6,632

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (C)	$6,695	$6,630
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (C)	900	859
Bank of America MTN
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (C)	1,440	1,598
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (C)	10,460	11,142
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (C)	4,228	4,608
4.183%, 11/25/2027	7,675	8,064
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (C)	1,020	1,094
4.000%, 01/22/2025	1,300	1,350
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (C)	1,330	1,390
3.705%, ICE LIBOR USD 3 Month + 1.512%, 04/24/2028 (C)	18,945	19,624
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (C)	55	57
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027 (C)	675	693
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025 (C)	10,595	10,798
3.248%, 10/21/2027	3,785	3,871
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (C)	5,995	5,879
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (C)	11,865	10,418
Bank of Montreal MTN
3.300%, 02/05/2024	5,005	5,126
1.250%, 09/15/2026	3,825	3,627
0.625%, 07/09/2024	4,375	4,217
Bank of New York Mellon MTN
2.450%, 08/17/2026	715	724
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(C)(D)	3,150	3,202
0.650%, 07/31/2024	5,281	5,096
Barclays PLC
4.375%, 01/12/2026	4,465	4,704
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025 (C)	4,830	4,967
Berkshire Hathaway
4.500%, 02/11/2043	865	988
3.125%, 03/15/2026	1,978	2,052
Berkshire Hathaway Finance
2.850%, 10/15/2050	6,420	5,632
1.450%, 10/15/2030	4,000	3,652

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	$738	$853
4.750%, 02/15/2023 (A)	2,014	2,066
4.450%, 07/15/2045 (A)	1,534	1,656
3.500%, 09/10/2049 (A)	2,250	2,122
3.150%, 10/02/2027 (A)	1,878	1,906
2.550%, 03/30/2032 (A)	2,000	1,897
2.000%, 01/30/2032 (A)	6,840	6,208
Blackstone Private Credit Fund
2.625%, 12/15/2026 (A)	2,920	2,718
Blackstone Secured Lending Fund
3.625%, 01/15/2026	3,105	3,110
BNP Paribas
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(C)	4,375	4,286
2.159%, U.S. SOFR + 1.218%, 09/15/2029 (A)(C)	2,305	2,134
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)(C)	6,285	5,909
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,310
Brookfield Finance
2.724%, 04/15/2031	2,500	2,391
Canadian Imperial Bank of Commerce
0.950%, 10/23/2025	3,400	3,237
Capital One Financial
3.650%, 05/11/2027	4,523	4,684
3.300%, 10/30/2024	2,868	2,936
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,754
CDP Financial
5.600%, 11/25/2039 (A)	700	945
Charles Schwab
2.650%, 01/25/2023	3,996	4,040
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,300
3.050%, 12/15/2061	7,555	6,749
2.850%, 12/15/2051	3,795	3,390
CI Financial
4.100%, 06/15/2051	5,035	4,775
3.200%, 12/17/2030	6,030	5,681
Cincinnati Financial
6.920%, 05/15/2028	3,363	4,171
6.125%, 11/01/2034	2,882	3,707
Citadel
4.875%, 01/15/2027 (A)	3,820	3,953
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,534
Citigroup
8.125%, 07/15/2039	3,119	4,879
5.500%, 09/13/2025	985	1,074
4.750%, 05/18/2046	1,040	1,162

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.650%, 07/23/2048	$3,288	$3,843
4.450%, 09/29/2027	200	214
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (C)	2,918	3,201
3.400%, 05/01/2026	6,375	6,560
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (C)	6,380	6,508
3.300%, 04/27/2025	2,490	2,550
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (C)	2,190	1,974
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (C)	3,767	3,562
CME Group
5.300%, 09/15/2043	2,500	3,182
4.150%, 06/15/2048	1,989	2,273
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,490
Cooperatieve Rabobank UA
3.875%, 09/26/2023 (A)	3,000	3,093
1.080%, ICE LIBOR USD 3 Month + 0.860%, 09/26/2023 (A)(C)	6,790	6,851
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A)(C)	4,395	4,133
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,743
Credit Suisse Group
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(C)	1,795	1,702
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (A)(C)	7,295	7,085
Deutsche Bank NY
3.035%, U.S. SOFR + 1.718%, 05/28/2032 (C)	1,810	1,701
0.962%, 11/08/2023	4,865	4,775
0.898%, 05/28/2024	5,355	5,191
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	1,131
Enstar Group
3.100%, 09/01/2031	3,285	3,065
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,425
1.400%, 08/27/2027 (A)	1,973	1,849
0.800%, 08/12/2024 (A)	2,165	2,086
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	7,275	6,919
F&G Global Funding
1.750%, 06/30/2026 (A)	5,611	5,402
Fairfax Financial Holdings
3.375%, 03/03/2031	2,495	2,466

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)(C)	$1,750	$2,041
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	5,925	5,733
Fifth Third Bancorp
2.550%, 05/05/2027	1,920	1,918
First Republic Bank
2.500%, 06/06/2022	1,718	1,722
1.912%, U.S. SOFR + 0.620%, 02/12/2024 (C)	2,800	2,795
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,346
GA Global Funding Trust
1.950%, 09/15/2028 (A)	6,225	5,722
1.625%, 01/15/2026 (A)	2,345	2,253
1.000%, 04/08/2024 (A)	3,650	3,528
Goldman Sachs Capital I
6.345%, 02/15/2034	2,200	2,752
Goldman Sachs Group
6.750%, 10/01/2037	450	591
6.450%, 05/01/2036	670	855
4.750%, 10/21/2045	200	227
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (C)	3,380	3,639
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (C)	1,517	1,600
3.850%, 01/26/2027	155	161
3.800%, 03/15/2030	830	865
3.500%, 01/23/2025	2,520	2,590
3.500%, 11/16/2026	8,613	8,819
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (C)	2,323	2,236
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (C)	11,575	11,774
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (C)	8,735	8,145
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (C)	11,335	11,158
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (C)	420	373
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (C)	1,439	1,365
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (C)	5,015	4,942
2.600%, 02/07/2030	735	705
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (C)	9,570	8,871
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (C)	1,640	1,479

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (C)	$6,510	$6,238
1.676%, ICE LIBOR USD 3 Month + 1.170%, 05/15/2026 (C)	1,125	1,139
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (C)	9,400	8,880
Goldman Sachs Group MTN
4.800%, 07/08/2044	7,375	8,434
HSBC Bank PLC
7.650%, 05/01/2025	3,080	3,498
HSBC Bank USA
7.000%, 01/15/2039	7,096	10,141
HSBC Holdings PLC
4.041%, ICE LIBOR USD 3 Month + 1.546%, 03/13/2028 (C)	11,362	11,773
3.262%, ICE LIBOR USD 3 Month + 1.055%, 03/13/2023 (C)	8,800	8,805
ING Groep
4.625%, 01/06/2026 (A)	3,840	4,124
4.100%, 10/02/2023	3,950	4,079
3.550%, 04/09/2024	4,975	5,105
Intercontinental Exchange
4.250%, 09/21/2048	1,454	1,605
3.000%, 06/15/2050	2,750	2,435
Jackson Financial
3.125%, 11/23/2031 (A)	3,295	3,162
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,932
7.750%, 07/15/2025	1,690	1,974
6.400%, 05/15/2038	5,612	7,522
5.500%, 10/15/2040	1,000	1,237
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (C)	1,445	1,583
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (C)	45	48
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (C)	2,970	3,092
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (C)	6,195	6,532
3.875%, 09/10/2024	7,610	7,892
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (C)	15,247	15,642
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (C)	10,020	9,625
3.220%, ICE LIBOR USD 3 Month + 1.155%, 03/01/2025 (C)	2,530	2,573
3.200%, 06/15/2026	1,300	1,333
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (C)	14,070	13,205
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (C)	255	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (C)	$1,475	$1,458
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (C)	1,655	1,581
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (C)	2,203	2,107
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (C)	5,075	4,805
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (C)	2,560	2,334
0.969%, TSFR3M + 0.580%, 06/23/2025 (C)	1,655	1,603
0.870%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (C)	1,630	1,579
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	9,343	10,682
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	1,180
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	3,115	2,728
Korea Development Bank MTN
1.750%, 02/18/2025	5,905	5,861
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023	3,320	3,350
Lincoln National
3.400%, 01/15/2031	3,100	3,151
Lloyds Banking Group PLC
2.438%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/05/2026 (C)	4,500	4,468
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (C)	2,636	2,501
LSEGA Financing
3.200%, 04/06/2041 (A)	3,618	3,389
1.375%, 04/06/2026 (A)	4,681	4,459
Macquarie Group
3.189%, ICE LIBOR USD 3 Month + 1.023%, 11/28/2023 (A)(C)	9,208	9,293
Macquarie Group MTN
1.629%, U.S. SOFR + 0.910%, 09/23/2027 (A)(C)	1,844	1,747
Marsh & McLennan
3.500%, 03/10/2025	4,200	4,350
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	1,088
3.200%, 12/01/2061 (A)	7,385	6,410
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,738
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	3,545	3,377

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MetLife
4.050%, 03/01/2045	$1,250	$1,358
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	6,420	6,619
2.400%, 01/11/2032 (A)	3,850	3,709
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	1,820	1,835
1.538%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027 (C)	9,850	9,344
Moody's
2.550%, 08/18/2060	2,136	1,605
Morgan Stanley
3.625%, 01/20/2027	8,990	9,365
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (C)	1,455	1,389
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (C)	2,650	2,520
Morgan Stanley MTN
6.375%, 07/24/2042	2,125	2,898
4.300%, 01/27/2045	4,605	5,007
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (C)	3,030	3,173
3.875%, 04/29/2024	5,310	5,490
3.750%, 02/25/2023	5,317	5,418
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (C)	2,245	2,198
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (C)	700	677
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (C)	2,490	2,351
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (C)	4,050	3,982
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (C)	6,485	5,970
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (C)	2,237	2,119
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)(C)	1,515	1,536
National Rural Utilities Cooperative Finance
4.750%, ICE LIBOR USD 3 Month + 2.910%, 04/30/2043 (C)	2,056	2,011
4.400%, 11/01/2048	1,000	1,118
4.300%, 03/15/2049	2,648	2,919
4.023%, 11/01/2032	440	473
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(C)	5,570	5,544
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	2,326
4.350%, 04/30/2050 (A)	3,471	3,615

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Natwest Group PLC
3.498%, ICE LIBOR USD 3 Month + 1.480%, 05/15/2023 (C)	$4,655	$4,671
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (C)	4,320	4,104
New York Life Global Funding
1.850%, 08/01/2031 (A)	2,550	2,317
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,805
3.750%, 05/15/2050 (A)	1,420	1,459
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	13,605	12,948
Owl Rock Capital
2.875%, 06/11/2028	3,498	3,180
Pacific Life Insurance
4.300%, ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)(C)	1,555	1,555
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,590
PNC Bank
3.300%, 10/30/2024	3,540	3,656
PNC Financial Services Group
2.600%, 07/23/2026	8,635	8,754
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,410	5,554
Principal Life Global Funding II
1.500%, 08/27/2030 (A)	3,374	3,025
Prospect Capital
3.706%, 01/22/2026	2,520	2,485
Prudential Financial
3.935%, 12/07/2049	140	146
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,111
3.700%, 03/13/2051	780	790
1.500%, 03/10/2026	4,945	4,837
Prudential PLC
3.125%, 04/14/2030	2,008	2,036
Royal Bank of Canada MTN
2.300%, 11/03/2031	8,390	7,933
0.650%, 07/29/2024	1,971	1,900
Scentre Group Trust 1/ Scentre Group Trust 2
4.375%, 05/28/2030 (A)	4,021	4,378
3.750%, 03/23/2027 (A)	865	903
3.625%, 01/28/2026 (A)	4,545	4,716
3.500%, 02/12/2025 (A)	1,460	1,501
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)(C)	6,340	6,327

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Securian Financial Group
4.800%, 04/15/2048 (A)	$3,138	$3,552
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,463
Societe Generale
3.625%, 03/01/2041 (A)	2,840	2,518
State Street
3.031%, U.S. SOFR + 1.490%, 11/01/2034 (C)	5,555	5,509
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,828
SVB Financial Group
1.800%, 10/28/2026	9,770	9,430
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	3,000	3,384
Toronto-Dominion Bank MTN
0.700%, 09/10/2024	3,763	3,637
Travelers
3.750%, 05/15/2046	1,505	1,561
Truist Bank
3.800%, 10/30/2026	3,870	4,075
3.200%, 04/01/2024	4,030	4,132
2.250%, 03/11/2030	980	928
Truist Financial
4.000%, 05/01/2025	8,635	9,060
Truist Financial MTN
3.050%, 06/20/2022	4,080	4,098
2.850%, 10/26/2024	2,635	2,682
1.887%, U.S. SOFR + 0.862%, 06/07/2029 (C)	4,036	3,811
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (C)	13,155	12,584
UBS MTN
4.500%, 06/26/2048 (A)	3,430	3,869
UBS Group
4.125%, 09/24/2025 (A)	1,415	1,483
1.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/2027 (A)(C)	2,100	1,981
1.008%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (A)(C)	8,100	7,985
US Bancorp
3.375%, 02/05/2024	4,430	4,552
Validus Holdings
8.875%, 01/26/2040	1,880	2,963
Wells Fargo
6.600%, 01/15/2038	2,620	3,572
5.950%, 12/15/2036	1,035	1,266
5.606%, 01/15/2044	3,816	4,663
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (C)	3,585	3,330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 04/22/2026	$8,965	$9,102
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (C)	560	690
4.900%, 11/17/2045	2,045	2,320
4.750%, 12/07/2046	3,483	3,909
4.400%, 06/14/2046	2,890	3,095
4.300%, 07/22/2027	939	1,002
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (C)	12,541	12,950
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (C)	2,805	2,841
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (C)	12,160	12,347
2.879%, U.S. SOFR + 1.432%, 10/30/2030 (C)	4,800	4,724
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (C)	3,330	3,193
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (C)	9,055	8,850
Westpac Banking
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (C)	1,405	1,307
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (C)	3,770	3,415
2.150%, 06/03/2031	1,135	1,081
1.953%, 11/20/2028	7,370	7,052

		1,224,480

Health Care — 5.9%
AbbVie
4.250%, 11/21/2049	2,100	2,233
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,354
Amgen
4.200%, 02/22/2052	1,330	1,394
3.350%, 02/22/2032	1,720	1,762
3.000%, 02/22/2029	1,815	1,834
Ascension Health
3.945%, 11/15/2046	2,394	2,638
3.106%, 11/15/2039	1,800	1,773
Astrazeneca Finance LLC
1.750%, 05/28/2028	5,675	5,425
1.200%, 05/28/2026	9,470	9,075
AstraZeneca PLC
3.375%, 11/16/2025	1,463	1,523
Banner Health
2.907%, 01/01/2042	2,652	2,471
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,935	4,073

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bristol-Myers Squibb
5.000%, 08/15/2045	$2,120	$2,595
4.550%, 02/20/2048	285	331
3.700%, 03/15/2052	2,010	2,072
3.550%, 03/15/2042	3,915	3,989
3.400%, 07/26/2029	4,405	4,637
3.200%, 06/15/2026	2,705	2,817
2.950%, 03/15/2032	5,810	5,885
2.350%, 11/13/2040	700	601
Cigna
4.800%, 08/15/2038	1,565	1,743
4.125%, 11/15/2025	2,154	2,270
2.375%, 03/15/2031	3,000	2,828
CommonSpirit Health
4.350%, 11/01/2042	1,680	1,771
4.187%, 10/01/2049	3,085	3,236
Eli Lilly
3.375%, 03/15/2029	3,155	3,329
Gilead Sciences
4.750%, 03/01/2046	1,735	1,965
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,190	2,346
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	4,645	4,344
Johnson & Johnson
3.750%, 03/03/2047	3,000	3,261
2.900%, 01/15/2028	2,565	2,642
2.625%, 01/15/2025	1,660	1,696
1.300%, 09/01/2030	5,355	4,883
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,080	3,430
2.810%, 06/01/2041	5,100	4,714
McKesson
0.900%, 12/03/2025	2,000	1,892
Medtronic
4.625%, 03/15/2045	528	619
4.375%, 03/15/2035	1,732	1,975
Memorial Health Services
3.447%, 11/01/2049	1,880	1,861
Merck
3.600%, 09/15/2042	2,145	2,210
3.400%, 03/07/2029	2,385	2,513
1.900%, 12/10/2028	4,930	4,770
1.700%, 06/10/2027	6,350	6,182
MultiCare Health System
2.803%, 08/15/2050	4,400	3,917
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,624
Northwell Healthcare
4.260%, 11/01/2047	2,135	2,330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Novartis Capital
2.750%, 08/14/2050	$6,006	$5,468
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,260	4,594
Orlando Health Obligated Group
3.327%, 10/01/2050	815	798
PerkinElmer
0.850%, 09/15/2024	7,190	6,937
Pfizer
3.000%, 12/15/2026	2,300	2,384
2.625%, 04/01/2030	5,520	5,522
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,367
RWJ Barnabas Health
3.477%, 07/01/2049	4,050	4,116
Thermo Fisher Scientific
1.750%, 10/15/2028	1,055	999
1.215%, 10/18/2024	14,645	14,304
UnitedHealth Group
6.875%, 02/15/2038	2,380	3,384
6.625%, 11/15/2037	1,609	2,249
6.500%, 06/15/2037	1,675	2,303
4.750%, 07/15/2045	890	1,055
4.625%, 07/15/2035	5,545	6,389
4.200%, 01/15/2047	1,432	1,585
3.875%, 12/15/2028	1,835	1,975
3.850%, 06/15/2028	1,430	1,532
3.750%, 07/15/2025	3,700	3,877
3.700%, 12/15/2025	1,900	1,999
3.500%, 02/15/2024	7,225	7,464
3.250%, 05/15/2051	20	19
3.050%, 05/15/2041	1,620	1,555
2.300%, 05/15/2031	10,665	10,275
Wyeth LLC
6.000%, 02/15/2036	1,400	1,838
5.950%, 04/01/2037	3,960	5,190

		234,011

Industrials — 8.7%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	5,500	5,222
3.000%, 10/29/2028	7,330	7,060
2.450%, 10/29/2026	2,920	2,817
1.650%, 10/29/2024	7,695	7,468
1.150%, 10/29/2023	7,930	7,746
Air Lease
3.875%, 07/03/2023	4,406	4,504
Airbus
3.950%, 04/10/2047 (A)	2,800	2,979
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,762

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAE Systems PLC
5.800%, 10/11/2041 (A)	$1,940	$2,422
3.400%, 04/15/2030 (A)	2,307	2,355
1.900%, 02/15/2031 (A)	4,286	3,872
Boeing
5.930%, 05/01/2060	1,660	1,971
5.805%, 05/01/2050	2,250	2,673
5.150%, 05/01/2030	9,860	10,891
3.100%, 05/01/2026	4,140	4,176
1.875%, 06/15/2023	3,240	3,229
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	3,450
4.900%, 04/01/2044	2,563	3,089
4.550%, 09/01/2044	5,235	5,982
4.375%, 09/01/2042	375	420
4.150%, 04/01/2045	3,245	3,529
2.875%, 06/15/2052	2,500	2,234
Caterpillar
3.803%, 08/15/2042	1,580	1,681
3.400%, 05/15/2024	3,050	3,146
Caterpillar Financial Services MTN
2.550%, 11/29/2022	8,625	8,718
0.950%, 01/10/2024	26,050	25,723
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,139	3,195
CSX
3.350%, 09/15/2049	4,726	4,534
Deere
3.750%, 04/15/2050	225	239
3.100%, 04/15/2030	4,033	4,169
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,127	1,151
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,815
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,913	2,781
Emerson Electric
2.200%, 12/21/2031	6,250	5,943
1.800%, 10/15/2027	1,930	1,866
GE Capital International Funding Unlimited
4.418%, 11/15/2035	13,439	15,108
General Dynamics
4.250%, 04/01/2040	985	1,100
4.250%, 04/01/2050	2,100	2,411
2.250%, 06/01/2031	5,990	5,816
1.875%, 08/15/2023	2,790	2,798
Honeywell International
1.750%, 09/01/2031	2,980	2,741

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
John Deere Capital
3.650%, 10/12/2023	$4,902	$5,049
John Deere Capital MTN
3.450%, 06/07/2023	5,311	5,439
2.800%, 07/18/2029	4,220	4,291
2.650%, 06/24/2024	5,050	5,130
2.650%, 06/10/2026	360	367
1.250%, 01/10/2025	16,230	15,899
0.400%, 10/10/2023	11,755	11,545
Lockheed Martin
4.070%, 12/15/2042	3,300	3,599
Norfolk Southern
3.800%, 08/01/2028	3,180	3,365
Northrop Grumman
2.930%, 01/15/2025	5,115	5,213
PACCAR Financial MTN
1.100%, 05/11/2026	3,079	2,954
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	3,022
3.950%, 03/10/2025 (A)	2,752	2,860
3.450%, 07/01/2024 (A)	5,540	5,666
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,080
1.170%, 07/15/2025 (A)	1,476	1,424
Raytheon Technologies
4.500%, 06/01/2042	2,300	2,572
Ryder System MTN
4.625%, 06/01/2025	4,800	5,098
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,330	5,061
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,045
Snap-on
4.100%, 03/01/2048	570	629
3.100%, 05/01/2050	3,240	3,037
Southwest Airlines
5.125%, 06/15/2027	3,780	4,191
Southwest Airlines Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	83	84
Triton Container International
2.050%, 04/15/2026 (A)	3,535	3,414
TTX
4.600%, 02/01/2049 (A)	2,100	2,532
TTX MTN
3.600%, 01/15/2025 (A)	5,563	5,782
Union Pacific
3.500%, 02/14/2053	2,645	2,655
3.375%, 02/14/2042	1,185	1,183
2.950%, 03/10/2052	8,931	8,130
2.375%, 05/20/2031	3,745	3,631

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Pacific MTN
3.550%, 08/15/2039	$1,365	$1,386
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,315	2,361
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,526	1,633
United Parcel Service
5.300%, 04/01/2050	3,026	4,063
Verisk Analytics
3.625%, 05/15/2050	2,930	2,832
WW Grainger
4.600%, 06/15/2045	419	485

		331,493

Information Technology — 7.4%
Adobe
1.700%, 02/01/2023	13,670	13,720
Analog Devices
2.950%, 10/01/2051	1,918	1,752
2.100%, 10/01/2031	1,400	1,338
1.700%, 10/01/2028	5,205	4,970
Apple
4.650%, 02/23/2046	6,435	7,808
4.500%, 02/23/2036	2,660	3,127
4.375%, 05/13/2045	515	589
3.850%, 08/04/2046	7,470	7,963
3.350%, 02/09/2027	4,255	4,477
3.250%, 02/23/2026	19,945	20,822
3.000%, 02/09/2024	4,245	4,347
2.850%, 05/11/2024	1,055	1,078
2.850%, 08/05/2061	2,000	1,777
2.650%, 05/11/2050	3,755	3,332
2.375%, 02/08/2041	2,275	2,026
1.650%, 02/08/2031	4,730	4,395
Applied Materials
3.900%, 10/01/2025	3,155	3,335
Cisco Systems
5.900%, 02/15/2039	2,007	2,652
2.200%, 09/20/2023	4,525	4,558
Corning
7.250%, 08/15/2036	1,844	2,174
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,312
3.375%, 12/01/2024	5,226	5,366
Intel
4.950%, 03/25/2060	1,052	1,291
4.000%, 12/15/2032	4,300	4,716
3.200%, 08/12/2061	888	784
2.875%, 05/11/2024	5,830	5,966

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Business Machines
4.150%, 05/15/2039	$2,325	$2,481
3.300%, 05/15/2026	1,805	1,878
2.200%, 02/09/2027	2,700	2,679
Intuit
1.350%, 07/15/2027	2,989	2,828
Mastercard
3.850%, 03/26/2050	3,255	3,538
3.300%, 03/26/2027	2,855	2,999
2.950%, 06/01/2029	2,420	2,486
Microsoft
4.100%, 02/06/2037	3,548	4,045
3.700%, 08/08/2046	6,874	7,434
3.500%, 02/12/2035	1,290	1,389
3.450%, 08/08/2036	130	139
3.041%, 03/17/2062	1,100	1,050
2.921%, 03/17/2052	4,307	4,112
2.875%, 02/06/2024	2,060	2,109
2.675%, 06/01/2060	1,078	950
2.525%, 06/01/2050	7,800	6,921
2.400%, 08/08/2026	12,085	12,270
NXP BV / NXP Funding LLC
4.875%, 03/01/2024 (A)	3,252	3,409
Oracle
4.375%, 05/15/2055	680	645
4.000%, 07/15/2046	6,860	6,305
3.800%, 11/15/2037	2,190	2,081
3.600%, 04/01/2040	9,370	8,487
3.600%, 04/01/2050	500	435
2.950%, 05/15/2025	2,160	2,176
2.950%, 04/01/2030	9,310	8,999
2.500%, 05/15/2022	4,700	4,705
QUALCOMM
4.300%, 05/20/2047	3,216	3,632
1.300%, 05/20/2028	5,677	5,264
salesforce.com
1.500%, 07/15/2028	23,395	22,058
Texas Instruments
4.150%, 05/15/2048	3,754	4,260
3.875%, 03/15/2039	200	218
2.250%, 09/04/2029	8,645	8,532
1.375%, 03/12/2025	4,015	3,946
TSMC Arizona
2.500%, 10/25/2031	1,565	1,489
1.750%, 10/25/2026	3,120	3,023
Visa
4.150%, 12/14/2035	1,125	1,266
2.700%, 04/15/2040	750	705
2.000%, 08/15/2050	3,610	2,868
Vontier
2.950%, 04/01/2031	9,760	8,846
1.800%, 04/01/2026	2,300	2,144

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	$4,937	$4,678

		287,154

Materials — 1.5%
Air Products and Chemicals
1.850%, 05/15/2027	3,190	3,132
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,839
5.000%, 09/30/2043	1,400	1,689
Ecolab
4.800%, 03/24/2030	892	1,021
1.650%, 02/01/2027	13,780	13,396
Freeport-McMoRan
5.250%, 09/01/2029	4,974	5,192
4.625%, 08/01/2030	1,615	1,667
4.250%, 03/01/2030	805	813
Huntsman International LLC
2.950%, 06/15/2031	2,975	2,843
Linde
3.200%, 01/30/2026	2,315	2,405
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	2,100	2,053
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	2,440	2,441
PPG Industries
1.200%, 03/15/2026	3,460	3,303
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,443
2.750%, 11/02/2051	4,000	3,515
Sealed Air
1.573%, 10/15/2026 (A)	1,950	1,836
Vale Overseas
6.875%, 11/10/2039	1,885	2,332

		50,920

Real Estate — 1.9%
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	3,096
Boston Properties
4.500%, 12/01/2028	2,630	2,872
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	4,024
Essential Properties
2.950%, 07/15/2031	3,050	2,800
Federal Realty Investment Trust
1.250%, 02/15/2026	5,026	4,806
Mid-America Apartments
2.875%, 09/15/2051	7,830	6,915
Newmark Group
6.125%, 11/15/2023	3,140	3,276

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Realty Income
1.800%, 03/15/2033	$2,570	$2,246
Regency Centers
4.650%, 03/15/2049	290	324
4.400%, 02/01/2047	1,620	1,720
Sabra Health Care
3.900%, 10/15/2029	4,275	4,286
3.200%, 12/01/2031	3,025	2,813
Simon Property Group LP
6.750%, 02/01/2040	470	644
4.250%, 11/30/2046	2,169	2,348
3.800%, 07/15/2050	3,600	3,633
3.375%, 10/01/2024	5,488	5,646
2.450%, 09/13/2029	5,076	4,903
Sun Communities Operating LP
2.300%, 11/01/2028	7,870	7,434
Vornado Realty
3.500%, 01/15/2025	3,895	4,001
Welltower
4.950%, 09/01/2048	2,632	3,123
WP Carey
4.600%, 04/01/2024	2,670	2,786

		73,696

Utilities — 8.2%
AEP Texas
3.450%, 01/15/2050	2,695	2,495
Alabama Power
3.850%, 12/01/2042	600	607
3.700%, 12/01/2047	2,800	2,838
1.450%, 09/15/2030	3,416	3,061
Ameren Illinois
4.500%, 03/15/2049	7,670	8,821
2.700%, 09/01/2022	2,000	2,008
Atmos Energy
4.125%, 03/15/2049	3,950	4,283
Baltimore Gas and Electric
2.250%, 06/15/2031	4,625	4,394
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	1,864
4.450%, 01/15/2049	140	155
3.800%, 07/15/2048	1,065	1,071
3.250%, 04/15/2028	1,720	1,788
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,525
3.000%, 03/01/2032	1,620	1,643
2.900%, 07/01/2050	745	660
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,810	1,785
CMS Energy
3.000%, 05/15/2026	7,285	7,371

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
4.700%, 01/15/2044	$2,000	$2,299
4.000%, 03/01/2048	4,060	4,331
3.200%, 11/15/2049	1,585	1,493
3.000%, 03/01/2050	1,890	1,720
2.550%, 06/15/2026	4,665	4,712
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	2,995
Consumers Energy
3.500%, 08/01/2051	560	560
Dominion Energy
3.375%, 04/01/2030	605	616
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	1,117
DTE Electric
3.375%, 03/01/2025	2,289	2,361
DTE Energy
2.529%, 10/01/2024	3,695	3,711
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,059
3.875%, 03/15/2046	5,500	5,671
2.550%, 04/15/2031	2,855	2,786
Duke Energy Indiana LLC
6.350%, 08/15/2038	255	330
4.900%, 07/15/2043	260	296
Duke Energy Ohio
2.125%, 06/01/2030	1,325	1,248
Duke Energy Progress LLC
4.200%, 08/15/2045	2,580	2,748
4.100%, 05/15/2042	1,081	1,131
East Ohio Gas
3.000%, 06/15/2050 (A)	1,115	983
2.000%, 06/15/2030 (A)	2,370	2,178
1.300%, 06/15/2025 (A)	2,700	2,607
Eastern Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,412
Entergy
2.400%, 06/15/2031	4,865	4,500
Entergy Arkansas LLC
3.350%, 06/15/2052	3,885	3,678
Entergy Louisiana LLC
4.200%, 09/01/2048	4,715	5,137
0.950%, 10/01/2024	10,785	10,468
Entergy Mississippi LLC
2.850%, 06/01/2028	4,095	4,100
Entergy Texas
3.550%, 09/30/2049	2,095	2,010
Essential Utilities
4.276%, 05/01/2049	1,375	1,458
Eversource Energy
3.800%, 12/01/2023	2,905	2,986
2.900%, 10/01/2024	3,908	3,962

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
5.960%, 04/01/2039	$155	$203
5.690%, 03/01/2040	4,657	5,988
4.125%, 02/01/2042	3,785	4,116
2.850%, 04/01/2025	2,515	2,568
2.450%, 02/03/2032	19,885	19,311
Georgia Power
4.300%, 03/15/2043	4,305	4,458
3.700%, 01/30/2050	5,360	5,106
Idaho Power
4.200%, 03/01/2048	2,585	2,873
Indiana Michigan Power
4.250%, 08/15/2048	585	626
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	65	70
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	3,955	3,806
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,510
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,164
MidAmerican Energy
3.150%, 04/15/2050	2,700	2,545
NextEra Energy Capital Holdings
1.900%, 06/15/2028	6,380	6,064
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,111
Northern States Power
7.125%, 07/01/2025	3,220	3,708
6.250%, 06/01/2036	600	789
2.250%, 04/01/2031	2,830	2,705
NSTAR Electric
3.250%, 05/15/2029	2,684	2,749
3.100%, 06/01/2051	870	811
Oglethorpe Power
5.375%, 11/01/2040	1,710	2,000
4.250%, 04/01/2046	1,280	1,270
4.200%, 12/01/2042	190	189
Ohio Power
2.600%, 04/01/2030	3,565	3,478
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	176
5.350%, 10/01/2052	2,154	2,823
5.300%, 06/01/2042	1,281	1,574
3.750%, 04/01/2045	3,830	3,910
Pacific Gas and Electric
4.200%, 06/01/2041	2,340	2,122
PacifiCorp
6.250%, 10/15/2037	2,375	3,064
6.000%, 01/15/2039	4,485	5,683
2.950%, 06/01/2023	4,940	5,012
2.900%, 06/15/2052	7,960	6,995

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PECO Energy
2.850%, 09/15/2051	$3,000	$2,681
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,612
3.950%, 06/01/2047	1,802	1,913
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,983
3.700%, 05/01/2028	1,180	1,246
3.250%, 09/01/2023	1,450	1,486
Public Service of Colorado
6.250%, 09/01/2037	220	297
3.200%, 03/01/2050	1,760	1,637
Public Service of New Hampshire
3.600%, 07/01/2049	3,895	3,911
2.200%, 06/15/2031	5,585	5,248
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,249
Puget Energy
2.379%, 06/15/2028	3,960	3,765
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,274
3.600%, 09/01/2023	1,224	1,249
3.320%, 04/15/2050	445	420
Sempra Energy
4.000%, 02/01/2048	405	407
3.800%, 02/01/2038	1,290	1,305
Southern
0.420%, U.S. SOFR + 0.370%, 05/10/2023 (C)	5,495	5,490
Southern California Edison
2.850%, 08/01/2029	2,850	2,805
Southern California Gas
4.300%, 01/15/2049	1,165	1,275
3.750%, 09/15/2042	200	199
2.550%, 02/01/2030	4,835	4,705
Union Electric
4.000%, 04/01/2048	1,160	1,246
3.900%, 09/15/2042	90	94
Virginia Electric & Power
3.150%, 01/15/2026	3,000	3,086
Virginia Electric and Power
6.350%, 11/30/2037	1,810	2,409
2.950%, 11/15/2051	6,040	5,452
Wisconsin Electric Power
1.700%, 06/15/2028	2,300	2,193
Wisconsin Power & Light
6.375%, 08/15/2037	50	66
3.650%, 04/01/2050	40	41
3.050%, 10/15/2027	2,570	2,619

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Public Service
3.300%, 09/01/2049	$2,475	$2,352

		319,324

Total Corporate Obligations
(Cost $3,378,710) ($ Thousands)		3,318,602

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Bills
0.412%, 10/06/2022 (E)	10,798	10,752
U.S. Treasury Bonds
2.375%, 02/15/2042	28,720	29,326
2.000%, 11/15/2041	350	335
2.000%, 08/15/2051	17,213	16,511
1.875%, 11/15/2051	57,400	53,552
1.750%, 08/15/2041	6,699	6,140
U.S. Treasury Notes
1.875%, 02/28/2027	12,080	12,160
1.875%, 02/28/2029	13,425	13,471
1.875%, 02/15/2032	19,030	19,101
1.750%, 01/31/2029	4,540	4,517
1.500%, 02/29/2024	13,633	13,644
1.500%, 02/15/2025	39,620	39,462
1.500%, 01/31/2027	53,005	52,380
1.375%, 12/31/2028	21,005	20,395
1.125%, 01/15/2025	17,465	17,218
0.875%, 01/31/2024	24,840	24,571

Total U.S. Treasury Obligations
(Cost $332,003) ($ Thousands)		333,535

MUNICIPAL BONDS — 2.8%
California — 0.8%
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	3,336
2.425%, 04/01/2026	1,400	1,423
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,433
California State, Build America Project, GO
7.600%, 11/01/2040	585	936
7.550%, 04/01/2039	2,305	3,625
7.500%, 04/01/2034	5,125	7,484
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,784
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	300	414

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Community College District, GO
1.606%, 08/01/2028	$4,780	$4,603
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,507
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	1,300	1,395
University of California Regents, Ser H, RB
6.548%, 05/15/2048	120	177
University of California, RB
5.770%, 05/15/2043	1,375	1,799

		33,916

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,886

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	1,383	1,345

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,819	3,961
6.637%, 04/01/2057	2,445	3,508

		7,469

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	2,580	3,416

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,721

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	116
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	$2,550	$2,607
1.638%, 07/01/2026	2,125	2,065

		4,895

Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,742
Michigan State, Finance Authority, RB
Callable 03/01/2026 @ 100
2.671%, 09/01/2049 (C)	4,600	4,747

		6,489

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB
5.754%, 12/15/2028	2,300	2,629
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,768

		6,397

New York — 0.7%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	209
4.458%, 10/01/2062	205	246
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,628
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,225	2,217
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,224
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	490	591
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	2,470
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	4,177
New York State, Urban Development, RB
5.770%, 03/15/2039	8,225	9,774

		23,536

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO, NATL
5.550%, 06/30/2028	$4,000	$4,570

Pennsylvania — 0.1%
Pennsylvania, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	5,353

Texas — 0.1%
City of Houston, Airport System Revenue, Sub-Ser C, RB
2.085%, 07/01/2028	2,320	2,264
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	701
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,320
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	764
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,153

		6,202

Total Municipal Bonds
(Cost $106,511) ($ Thousands)		109,195

SOVEREIGN DEBT — 1.0%

Chile Government International Bond
3.500%, 01/25/2050	1,590	1,446
3.500%, 04/15/2053	4,705	4,198
Colombia Government International Bond
4.125%, 02/22/2042	2,790	2,175
3.250%, 04/22/2032	4,010	3,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
European Investment Bank
2.250%, 03/15/2022	$4,055	$4,058
1.375%, 09/06/2022	2,790	2,798
Israel Government International Bond
3.875%, 07/03/2050	1,190	1,264
Japan Bank for International Cooperation
1.750%, 01/23/2023	7,830	7,870
Mexico Government International Bond
2.659%, 05/24/2031	2,595	2,383
Province of Quebec Canada
6.350%, 01/30/2026	270	311
2.500%, 04/09/2024	8,465	8,636

Total Sovereign Debt
(Cost $40,270) ($ Thousands)		38,493

ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	65	65

Total Asset-Backed Security
(Cost $64) ($ Thousands)		65

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	89,606,446	89,606

Total Cash Equivalent
(Cost $89,606) ($ Thousands)		89,606

Total Investments in Securities — 100.7%
(Cost $3,947,164) ($ Thousands)		$3,889,496

The open futures contracts held by the Fund at February 28, 2022 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
Ultra 10-Year U.S. Treasury Note	(77)	Jun-2022	$(10,732)	$(10,882)	$(150)

Percentages are based on Net Assets of $3,864,339 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $679,497 ($ Thousands), representing 17.6% of the Net Assets of the Fund.

(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Interest rate represents the security's effective yield at the time of purchase.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate Duration Credit Fund (Concluded)

Cl — Class
DAC — Designated Activity Company
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
NATL— National Public Finance Guarantee Corporation
PLC — Public Limited Company
Pty — Proprietary
RB — Revenue Bond
Ser — Series
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,318,602	–	3,318,602
U.S. Treasury Obligations	–	333,535	–	333,535
Municipal Bonds	–	109,195	–	109,195
Sovereign Debt	–	38,493	–	38,493
Asset-Backed Security	–	65	–	65
Cash Equivalent	89,606	–	–	89,606
Total Investments in Securities	89,606	3,799,890	–	3,889,496

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(150)	–	–	(150)
Total Other Financial Instruments	(150)	–	–	(150)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2028	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$69,308	$1,558,329	$(1,538,031)	$—	$—	$89,606	89,606,446	$6	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.4%

Communication Services — 8.6%
Activision Blizzard Inc	39,300	$3,203
Alphabet Inc, Cl A *	15,045	40,639
Alphabet Inc, Cl C *	14,001	37,772
AT&T Inc	355,719	8,427
Charter Communications Inc, Cl A *	6,200	3,731
Comcast Corp, Cl A	227,800	10,652
Discovery Inc, Cl A *	8,300	233
Discovery Inc, Cl C *	14,019	392
DISH Network Corp, Cl A *	12,801	409
Electronic Arts Inc	14,300	1,860
Fox Corp	23,166	943
Interpublic Group of Cos Inc/The	19,400	714
Live Nation Entertainment Inc *	6,500	785
Lumen Technologies Inc	43,915	455
Match Group Inc *	14,400	1,605
Meta Platforms Inc, Cl A *	118,000	24,902
Netflix Inc *	22,200	8,758
News Corp	6,400	144
News Corp, Cl A	19,300	431
Omnicom Group Inc	10,200	856
Paramount Global, Cl B	29,640	907
Take-Two Interactive Software Inc *	5,900	956
T-Mobile US Inc *	29,565	3,643
Twitter Inc *	39,300	1,397
Verizon Communications Inc	206,800	11,099
Walt Disney Co/The *	90,777	13,477

		178,390
Consumer Discretionary — 10.6%
Advance Auto Parts Inc	3,200	654
Amazon.com Inc *	21,845	67,092
Aptiv PLC *	13,700	1,773
AutoZone Inc *	1,069	1,992
Bath & Body Works Inc	13,200	705
Best Buy Co Inc	11,300	1,092
Booking Holdings Inc *	2,000	4,345
BorgWarner Inc	11,800	484
Caesars Entertainment Inc *	11,000	926
CarMax Inc *	8,000	875
Carnival Corp, Cl A *	40,200	817
Chipotle Mexican Grill Inc, Cl A *	1,400	2,133
Darden Restaurants Inc	6,400	929
Dollar General Corp	11,800	2,340
Dollar Tree Inc *	11,384	1,618
Domino's Pizza Inc	1,800	778
DR Horton Inc	16,500	1,409
eBay Inc	31,700	1,731
Etsy Inc *	6,300	976
Expedia Group Inc *	7,400	1,451
Ford Motor Co	197,700	3,472
Garmin Ltd	7,800	862

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Motors Co *	73,100	$3,415
Genuine Parts Co	7,051	861
Hasbro Inc	6,300	611
Hilton Worldwide Holdings Inc *	14,100	2,099
Home Depot Inc/The	52,732	16,654
Las Vegas Sands Corp *	17,000	729
Lennar Corp, Cl A	13,800	1,240
LKQ Corp	13,300	624
Lowe's Cos Inc	34,469	7,620
Marriott International Inc/MD, Cl A *	13,520	2,300
McDonald's Corp	37,200	9,106
MGM Resorts International	18,700	828
Mohawk Industries Inc *	2,728	384
Newell Brands Inc	17,999	428
NIKE Inc, Cl B	63,800	8,712
Norwegian Cruise Line Holdings Ltd *	18,900	368
NVR Inc *	160	793
O'Reilly Automotive Inc *	3,400	2,207
Penn National Gaming Inc *	7,700	395
Pool Corp	2,000	917
PulteGroup Inc	13,100	651
PVH Corp	3,600	352
Ralph Lauren Corp, Cl A	2,500	330
Ross Stores Inc	18,000	1,645
Royal Caribbean Cruises Ltd *	11,200	904
Starbucks Corp	58,700	5,388
Tapestry Inc	13,500	552
Target Corp	24,500	4,894
Tesla Inc *	40,600	35,340
TJX Cos Inc/The	60,500	3,999
Tractor Supply Co	5,600	1,141
Ulta Beauty Inc *	2,700	1,011
Under Armour Inc, Cl A *	9,200	165
Under Armour Inc, Cl C *	10,636	166
VF Corp	16,224	941
Whirlpool Corp	2,900	584
Wynn Resorts Ltd *	5,200	450
Yum! Brands Inc	14,800	1,814

		219,072
Consumer Staples — 5.6%
Altria Group Inc	91,300	4,683
Archer-Daniels-Midland Co	28,300	2,220
Brown-Forman Corp, Cl B	8,925	582
Campbell Soup Co	9,900	445
Church & Dwight Co Inc	12,400	1,213
Clorox Co/The	6,000	875
Coca-Cola Co/The	194,200	12,087
Colgate-Palmolive Co	42,500	3,270
Conagra Brands Inc	24,000	839
Constellation Brands Inc, Cl A	8,300	1,790
Costco Wholesale Corp	22,100	11,475

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	11,500	$3,408
General Mills Inc	30,000	2,023
Hershey Co/The	7,400	1,497
Hormel Foods Corp	13,600	648
J M Smucker Co/The	5,382	725
Kellogg Co	12,600	806
Kimberly-Clark Corp	17,000	2,212
Kraft Heinz Co/The	35,266	1,383
Kroger Co/The	33,500	1,568
Lamb Weston Holdings Inc	7,100	472
McCormick & Co Inc/MD	12,300	1,171
Molson Coors Beverage Co, Cl B	9,700	506
Mondelez International Inc, Cl A	69,400	4,544
Monster Beverage Corp *	18,520	1,563
PepsiCo Inc	68,962	11,292
Philip Morris International Inc	77,500	7,833
Procter & Gamble Co/The	121,014	18,865
Sysco Corp	25,300	2,204
Tyson Foods Inc, Cl A	14,500	1,343
Walgreens Boots Alliance Inc	35,300	1,627
Walmart Inc	70,865	9,578

		114,747
Energy — 3.3%
APA Corp	18,600	663
Baker Hughes Co, Cl A	43,600	1,281
Chevron Corp	96,382	13,879
ConocoPhillips	65,668	6,229
Coterra Energy Inc, Cl A	40,200	938
Devon Energy Corp	31,900	1,900
Diamondback Energy Inc	8,500	1,174
EOG Resources Inc	29,500	3,390
Exxon Mobil Corp	211,600	16,594
Halliburton Co	44,700	1,499
Hess Corp	13,700	1,384
Kinder Morgan Inc	96,777	1,684
Marathon Oil Corp	38,000	857
Marathon Petroleum Corp	31,111	2,422
Occidental Petroleum Corp	43,628	1,908
ONEOK Inc	21,900	1,430
Phillips 66	21,700	1,828
Pioneer Natural Resources Co	11,300	2,707
Schlumberger NV	70,737	2,776
Valero Energy Corp	20,100	1,679
Williams Cos Inc/The	60,300	1,886

		68,108
Financials — 10.3%
Aflac Inc	30,800	1,882
Allstate Corp/The	14,500	1,774
American Express Co	31,200	6,070
American International Group Inc	41,900	2,566
Ameriprise Financial Inc	5,500	1,649

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aon PLC, Cl A	11,106	$3,244
Arthur J Gallagher & Co	10,200	1,614
Assurant Inc	2,700	458
Bank of America Corp	360,000	15,912
Bank of New York Mellon Corp/The	38,400	2,041
Berkshire Hathaway Inc, Cl B *	91,400	29,381
BlackRock Inc, Cl A	7,106	5,286
Brown & Brown Inc	11,600	784
Capital One Financial Corp	21,100	3,234
Cboe Global Markets Inc	5,200	610
Charles Schwab Corp/The	75,000	6,334
Chubb Ltd	21,526	4,384
Cincinnati Financial Corp	7,500	921
Citigroup Inc	98,800	5,852
Citizens Financial Group Inc	21,700	1,137
CME Group Inc, Cl A	17,900	4,234
Comerica Inc	6,600	630
Discover Financial Services	14,900	1,839
Everest Re Group Ltd	1,900	567
FactSet Research Systems Inc	1,900	772
Fifth Third Bancorp	34,700	1,660
First Republic Bank/CA	9,100	1,577
Franklin Resources Inc	14,100	419
Globe Life Inc	4,600	464
Goldman Sachs Group Inc/The	17,000	5,802
Hartford Financial Services Group Inc/The	17,350	1,205
Huntington Bancshares Inc/OH	73,800	1,145
Intercontinental Exchange Inc	28,345	3,632
Invesco Ltd	16,200	344
JPMorgan Chase & Co	147,400	20,901
KeyCorp	47,399	1,188
Lincoln National Corp	8,000	539
Loews Corp	9,900	607
M&T Bank Corp	6,421	1,170
MarketAxess Holdings Inc	1,900	725
Marsh & McLennan Cos Inc	25,400	3,947
MetLife Inc	36,100	2,439
Moody's Corp	8,147	2,624
Morgan Stanley	71,665	6,503
MSCI Inc, Cl A	4,100	2,057
Nasdaq Inc	5,800	993
Northern Trust Corp	10,300	1,173
People's United Financial Inc	21,800	460
PNC Financial Services Group Inc/The	21,000	4,184
Principal Financial Group Inc	12,600	890
Progressive Corp/The	29,500	3,125
Prudential Financial Inc	19,100	2,133
Raymond James Financial Inc	9,150	1,003
Regions Financial Corp	47,200	1,142
S&P Global Inc	17,691	6,646
Signature Bank/New York NY	3,000	1,035
SVB Financial Group *	2,900	1,757

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synchrony Financial	27,911	$1,194
T Rowe Price Group Inc	11,400	1,648
Travelers Cos Inc/The	12,400	2,131
Truist Financial Corp	67,182	4,180
US Bancorp	67,900	3,839
W R Berkley Corp	6,700	605
Wells Fargo & Co	199,200	10,631
Willis Towers Watson PLC	6,095	1,355
Zions Bancorp NA	7,900	560

		212,807
Health Care — 11.9%
Abbott Laboratories	88,139	10,631
AbbVie Inc	88,353	13,056
ABIOMED Inc *	2,200	684
Agilent Technologies Inc	15,300	1,995
Align Technology Inc *	3,700	1,892
AmerisourceBergen Corp, Cl A	7,361	1,049
Amgen Inc	28,000	6,341
Anthem Inc	12,100	5,467
Baxter International Inc	25,338	2,153
Becton Dickinson and Co	14,437	3,916
Biogen Inc *	7,300	1,540
Bio-Rad Laboratories Inc, Cl A *	1,063	665
Bio-Techne Corp	1,900	797
Boston Scientific Corp *	70,700	3,123
Bristol-Myers Squibb Co	110,500	7,588
Cardinal Health Inc	13,500	729
Catalent Inc *	8,500	867
Centene Corp *	29,530	2,440
Cerner Corp	14,600	1,361
Charles River Laboratories International Inc *	2,500	728
Cigna Corp	16,681	3,966
Cooper Cos Inc/The	2,400	982
CVS Health Corp	65,743	6,814
Danaher Corp	31,700	8,699
DaVita Inc *	3,200	361
DENTSPLY SIRONA Inc	10,900	590
Dexcom Inc *	4,900	2,028
Edwards Lifesciences Corp *	31,000	3,483
Eli Lilly & Co	39,543	9,884
Gilead Sciences Inc	63,156	3,815
HCA Healthcare Inc	11,900	2,979
Henry Schein Inc *	6,600	570
Hologic Inc *	12,500	890
Humana Inc	6,400	2,780
IDEXX Laboratories Inc *	4,200	2,236
Illumina Inc *	7,900	2,580
Incyte Corp *	9,100	622
Intuitive Surgical Inc *	17,916	5,202
IQVIA Holdings Inc *	9,500	2,186

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	131,607	$21,659
Laboratory Corp of America Holdings *	4,854	1,317
McKesson Corp	7,736	2,127
Medtronic PLC	67,155	7,051
Merck & Co Inc	125,900	9,641
Mettler-Toledo International Inc *	1,100	1,550
Moderna Inc *	17,800	2,734
Organon & Co	12,990	485
PerkinElmer Inc	6,300	1,132
Pfizer Inc	280,496	13,167
Quest Diagnostics Inc	6,100	801
Regeneron Pharmaceuticals Inc *	5,300	3,277
ResMed Inc	7,200	1,777
STERIS PLC	4,900	1,176
Stryker Corp	16,700	4,398
Teleflex Inc	2,300	774
Thermo Fisher Scientific Inc	19,646	10,687
UnitedHealth Group Inc	47,000	22,366
Universal Health Services Inc, Cl B	3,600	518
Vertex Pharmaceuticals Inc *	12,800	2,944
Viatris Inc, Cl W *	60,474	666
Waters Corp *	3,000	950
West Pharmaceutical Services Inc	3,700	1,432
Zimmer Biomet Holdings Inc	10,300	1,310
Zoetis Inc, Cl A	23,767	4,602

		246,230
Industrials — 7.1%
3M Co	28,600	4,251
A O Smith Corp	6,500	446
Alaska Air Group Inc *	6,400	359
Allegion plc	4,233	485
American Airlines Group Inc *	32,800	566
AMETEK Inc	11,400	1,480
Boeing Co/The *	27,600	5,667
Carrier Global Corp	43,879	1,969
Caterpillar Inc	26,900	5,046
CH Robinson Worldwide Inc	6,500	628
Cintas Corp	4,400	1,651
Copart Inc *	10,500	1,290
CSX Corp	111,700	3,788
Cummins Inc	7,100	1,449
Deere & Co	14,000	5,040
Delta Air Lines Inc *	31,600	1,261
Dover Corp	7,200	1,129
Eaton Corp PLC	20,101	3,101
Emerson Electric Co	30,200	2,806
Equifax Inc	6,000	1,310
Expeditors International of Washington Inc	8,200	848
Fastenal Co	29,200	1,503
FedEx Corp	12,349	2,745
Fortive Corp	17,624	1,141

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortune Brands Home & Security Inc	6,600	$574
Generac Holdings Inc *	3,100	978
General Dynamics Corp	11,700	2,743
General Electric Co	54,599	5,215
Honeywell International Inc	34,300	6,508
Howmet Aerospace Inc	19,066	685
Huntington Ingalls Industries Inc	2,000	409
IDEX Corp	3,800	729
Illinois Tool Works Inc	14,356	3,106
Ingersoll Rand Inc	19,930	1,007
Jacobs Engineering Group Inc	6,500	799
JB Hunt Transport Services Inc	4,200	852
Johnson Controls International plc	35,803	2,326
L3Harris Technologies Inc	9,910	2,500
Leidos Holdings Inc	7,000	713
Lockheed Martin Corp	12,324	5,346
Masco Corp	12,000	672
Nielsen Holdings PLC	17,600	307
Nordson Corp	2,700	612
Norfolk Southern Corp	12,100	3,104
Northrop Grumman Corp	7,500	3,316
Old Dominion Freight Line Inc	4,600	1,445
Otis Worldwide Corp	21,489	1,683
PACCAR Inc	17,100	1,570
Parker-Hannifin Corp	6,400	1,897
Pentair PLC	8,146	472
Quanta Services Inc	6,800	741
Raytheon Technologies Corp	74,671	7,669
Republic Services Inc, Cl A	10,600	1,275
Robert Half International Inc	5,500	662
Rockwell Automation Inc	5,700	1,519
Rollins Inc	11,025	360
Roper Technologies Inc	5,300	2,376
Snap-on Inc	2,600	547
Southwest Airlines Co *	29,300	1,283
Stanley Black & Decker Inc	8,300	1,350
Textron Inc	10,600	775
Trane Technologies PLC	11,700	1,801
TransDigm Group Inc *	2,600	1,733
Union Pacific Corp	32,100	7,895
United Airlines Holdings Inc *	16,000	710
United Parcel Service Inc, Cl B	36,300	7,638
United Rentals Inc *	3,600	1,158
Verisk Analytics Inc, Cl A	8,200	1,454
Waste Management Inc	19,430	2,806
Westinghouse Air Brake Technologies Corp	9,372	870
WW Grainger Inc	2,100	1,002
Xylem Inc/NY	8,900	792

		145,943
Information Technology — 25.1%
Accenture PLC, Cl A	31,500	9,955

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adobe Inc *	23,800	$11,131
Advanced Micro Devices Inc *	81,736	10,081
Akamai Technologies Inc *	8,000	866
Amphenol Corp, Cl A	30,200	2,295
Analog Devices Inc	26,744	4,287
ANSYS Inc *	4,300	1,394
Apple Inc	778,031	128,469
Applied Materials Inc	44,900	6,026
Arista Networks Inc *	11,000	1,350
Autodesk Inc *	11,100	2,445
Automatic Data Processing Inc	21,200	4,334
Broadcom Inc	20,593	12,097
Broadridge Financial Solutions Inc	5,800	848
Cadence Design Systems Inc *	13,700	2,075
CDW Corp/DE	6,900	1,190
Ceridian HCM Holding Inc *	6,700	488
Cisco Systems Inc/Delaware	210,700	11,751
Citrix Systems Inc	6,100	625
Cognizant Technology Solutions Corp, Cl A	26,600	2,291
Corning Inc	37,800	1,527
DXC Technology Co *	12,338	420
Enphase Energy Inc *	6,700	1,117
EPAM Systems Inc *	2,800	582
F5 Inc *	3,000	603
Fidelity National Information Services Inc	30,700	2,924
Fiserv Inc *	30,000	2,930
FleetCor Technologies Inc *	4,000	937
Fortinet Inc *	6,700	2,308
Gartner Inc *	4,200	1,178
Global Payments Inc	14,672	1,957
Hewlett Packard Enterprise Co	65,400	1,041
HP Inc	58,300	2,003
Intel Corp	203,100	9,688
International Business Machines Corp	44,658	5,471
Intuit Inc	14,200	6,736
IPG Photonics Corp *	1,800	235
Jack Henry & Associates Inc	3,600	636
Juniper Networks Inc	15,900	537
Keysight Technologies Inc *	9,100	1,432
KLA Corp	7,623	2,657
Lam Research Corp	7,087	3,978
Mastercard Inc, Cl A	43,300	15,623
Microchip Technology Inc	28,100	1,976
Micron Technology Inc	55,600	4,941
Microsoft Corp	374,770	111,978
Monolithic Power Systems Inc	2,100	963
Motorola Solutions Inc	8,367	1,844
NetApp Inc	11,100	870
NortonLifeLock Inc	28,000	811
NVIDIA Corp	124,700	30,408
NXP Semiconductors NV	13,400	2,548
Oracle Corp	80,300	6,100

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paychex Inc	15,900	$1,893
Paycom Software Inc *	2,400	814
PayPal Holdings Inc *	58,500	6,548
PTC Inc *	5,100	568
Qorvo Inc *	5,400	739
QUALCOMM Inc	55,800	9,597
salesforce.com *	48,800	10,274
Seagate Technology Holdings PLC	10,500	1,083
ServiceNow Inc *	9,900	5,741
Skyworks Solutions Inc	8,100	1,119
SolarEdge Technologies Inc *	2,600	830
Synopsys Inc *	7,700	2,405
TE Connectivity Ltd	16,500	2,350
Teledyne Technologies Inc *	2,281	979
Teradyne Inc	8,100	955
Texas Instruments Inc	46,100	7,837
Trimble Inc *	12,100	844
Tyler Technologies Inc *	2,000	857
VeriSign Inc *	4,800	1,026
Visa Inc, Cl A	83,655	18,080
Western Digital Corp *	15,403	785
Zebra Technologies Corp, Cl A *	2,700	1,116

		519,397
Materials — 2.3%
Air Products and Chemicals Inc	11,000	2,599
Albemarle Corp	5,800	1,136
Amcor PLC	78,388	912
Avery Dennison Corp	4,100	722
Ball Corp	16,400	1,472
Celanese Corp, Cl A	5,600	780
CF Industries Holdings Inc	10,600	861
Corteva Inc	36,905	1,920
Dow Inc	37,371	2,203
DuPont de Nemours Inc	26,240	2,030
Eastman Chemical Co	6,600	782
Ecolab Inc	12,575	2,217
FMC Corp	6,300	739
Freeport-McMoRan Inc, Cl B	72,900	3,423
International Flavors & Fragrances Inc	12,857	1,710
International Paper Co	19,200	836
Linde PLC	25,553	7,493
LyondellBasell Industries NV, Cl A	13,400	1,303
Martin Marietta Materials Inc	3,100	1,176
Mosaic Co/The	18,300	960
Newmont Corp	40,300	2,668
Nucor Corp	14,500	1,909
Packaging Corp of America	4,700	692
PPG Industries Inc	12,000	1,601
Sealed Air Corp	7,200	483
Sherwin-Williams Co/The	12,125	3,190
Vulcan Materials Co	6,800	1,234

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westrock Co	13,241	$599

		47,650
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	6,900	1,307
American Tower Corp, Cl A ‡	22,747	5,161
AvalonBay Communities Inc ‡	6,900	1,646
Boston Properties Inc ‡	6,900	844
CBRE Group Inc, Cl A *	16,500	1,598
Crown Castle International Corp ‡	21,500	3,582
Digital Realty Trust Inc ‡	14,000	1,889
Duke Realty Corp ‡	18,800	996
Equinix Inc ‡	4,457	3,163
Equity Residential ‡	16,800	1,433
Essex Property Trust Inc ‡	3,200	1,015
Extra Space Storage Inc ‡	6,600	1,242
Federal Realty Investment Trust ‡	3,400	400
Healthpeak Properties Inc ‡	27,600	857
Host Hotels & Resorts Inc *‡	34,985	639
Iron Mountain Inc ‡	13,871	682
Kimco Realty Corp ‡	29,700	699
Mid-America Apartment Communities Inc ‡	5,700	1,166
Prologis Inc ‡	36,798	5,367
Public Storage ‡	7,700	2,734
Realty Income Corp ‡	28,000	1,850
Regency Centers Corp ‡	7,300	481
SBA Communications Corp, Cl A ‡	5,500	1,669
Simon Property Group Inc ‡	16,600	2,283
UDR Inc ‡	14,900	818
Ventas Inc ‡	19,600	1,058
Vornado Realty Trust ‡	7,800	338
Welltower Inc ‡	21,500	1,791
Weyerhaeuser Co ‡	37,127	1,443

		48,151
Utilities — 2.3%
AES Corp/The	33,300	707
Alliant Energy Corp	12,100	707
Ameren Corp	12,800	1,100
American Electric Power Co Inc	25,500	2,312
American Water Works Co Inc	8,900	1,345
Atmos Energy Corp	6,500	714
CenterPoint Energy Inc	31,500	862
CMS Energy Corp	14,500	928
Consolidated Edison Inc	17,400	1,492
Constellation Energy Corp	16,466	757
Dominion Energy Inc	40,832	3,247
DTE Energy Co	9,600	1,167
Duke Energy Corp	38,730	3,889
Edison International	18,700	1,186
Entergy Corp	9,900	1,042
Evergy Inc	11,299	705
Eversource Energy	16,900	1,382

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelon Corp	49,400	$2,102
FirstEnergy Corp	27,700	1,159
NextEra Energy Inc	98,000	7,670
NiSource Inc	18,800	544
NRG Energy Inc	12,100	458
Pinnacle West Capital Corp	5,800	411
PPL Corp	38,300	1,002
Public Service Enterprise Group Inc	24,900	1,614
Sempra Energy	16,100	2,322
Southern Co/The	53,400	3,459
WEC Energy Group Inc	15,962	1,451
Xcel Energy Inc	27,300	1,838

		47,572
Total Common Stock
(Cost $650,954) ($ Thousands)		1,848,067

Total Investments in Securities — 89.4%
(Cost $650,954) ($ Thousands)		$1,848,067

	Contracts
PURCHASED SWAPTIONS* — 1.4%
Total Purchased Swaptions (A)
(Cost $17,907) ($ Thousands)	300,563,223	$28,882

A list of the open OTC swaption contracts held by the Fund at February 28, 2022, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 1.4%
Call Swaptions
CMS One Look*	Bank of America Merrill Lynch	191,367,893	$2.00	08/19/2023	$17,021
CMS One Look*	Bank of America Merrill Lynch	109,195,330	$1.99	08/17/2024	11,861
Total Purchased Swaptions		300,563,223			$28,882

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,020	Mar-2022	$237,220	$222,768	$(14,452)

A list of OTC swap agreements held by the Fund at February 28, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Bank of America Merrill Lynch^	PAYB +BCOMTR/0.10%	Total Return	0.10%	Quarterly	3/10/2022	USD	(109,537)	$20,451	$–	$20,451
								$20,451	$–	$20,451

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Dynamic Asset Allocation Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
USD-SOFR-OIS COMPOUND	1.66	Annually	11/24/2031	USD	224,228	$975	$–	$975
1Y CPI-CPURNSA^	2.1475%	Annually	12/10/2030	USD	70,504	10,789	–	10,789
						$11,764	$–	$11,764

Percentages are based on Net Assets of $2,066,457 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Swaption Contracts.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of February 28, 2022.

Cl — Class
Ltd. — Limited
MSCI — Morgan Stanley Capital International
OTC — Over The Counter
PLC — Public Limited Company
S&P— Standard & Poor's
SOFR — Secured Overnight Finance Rate
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,848,067	–	–	1,848,067
Total Investments in Securities	1,848,067	–	–	1,848,067

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	28,882	–	28,882
Futures Contracts*
Unrealized Depreciation	(14,452)	–	–	(14,452)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	20,451	–	20,451
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	11,764	–	11,764
Total Other Financial Instruments	(14,452)	61,097	–	46,645

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 63.6%
U.S. Treasury Bills^
0.300%, 05/26/2022 (A)	$3,000	$2,998
0.175%, 04/28/2022 (A)	700	700
0.116%, 04/05/2022 (A)	6,900	6,899
0.114%, 04/21/2022 (A)	1,800	1,799
0.073%, 03/29/2022 (A)	11,650	11,649
0.042%, 03/24/2022 (A)	13,000	12,999
0.036%, 03/03/2022 (A)	12,000	12,000
0.033%, 03/22/2022 (A)	12,000	12,000
0.032%, 03/15/2022 (A)	12,000	12,000
0.027%, 03/10/2022 (A)	12,750	12,750
0.000%, 06/28/2022 (A)	800	799
U.S. Treasury Inflation-Protected Securities (C)
2.375%, 01/15/2025	2,662	3,007
0.625%, 04/15/2023	3,220	3,380
0.625%, 01/15/2024	27,848	29,598
0.625%, 01/15/2026	20,409	22,193
0.500%, 04/15/2024	6,787	7,221
0.375%, 07/15/2023	26,051	27,543
0.375%, 07/15/2025	49,406	53,252
0.375%, 01/15/2027	20,817	22,606
0.250%, 01/15/2025	43,000	45,848
0.125%, 07/15/2024	13,430	14,288
0.125%, 10/15/2024	34,152	36,335
0.125%, 10/15/2025	27,996	29,928
0.125%, 07/15/2026	68,315	73,358
0.125%, 01/15/2031	1,831	2,002
0.125%, 07/15/2031	10,285	11,297
U.S. Treasury Notes^
0.661%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 07/31/2022	5,800	5,802
0.655%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023	10,100	10,104
0.640%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023	17,500	17,506
0.635%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023	6,500	6,510
0.591%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024	5,200	5,204
0.415%, US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/2022	1,900	1,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/30/2023	$300	$296

Total U.S. Treasury Obligations
(Cost $505,964) ($ Thousands)		515,771

	Shares
COMMON STOCK — 29.7%

Communication Services — 2.2%
Activision Blizzard Inc	6,249	509
Alphabet Inc, Cl A *	901	2,434
Alphabet Inc, Cl C *	840	2,266
AMC Entertainment Holdings Inc, Cl A *	2,900	55
AT&T Inc (D)	102,658	2,432
Cogent Communications Holdings Inc	600	38
Electronic Arts Inc	2,468	321
Iridium Communications Inc *	1,034	41
Liberty Media Corp-Liberty Formula One, Cl C *	971	59
Live Nation Entertainment Inc *	700	84
Lumen Technologies Inc	14,730	153
Madison Square Garden Entertainment Corp *	322	25
Madison Square Garden Sports Corp, Cl A *	227	39
Match Group Inc *	1,032	115
Meta Platforms Inc, Cl A *	7,126	1,504
Netflix Inc *	3,068	1,210
Pinterest Inc, Cl A *	1,332	36
Roku Inc, Cl A *	963	134
Spotify Technology SA *	783	122
Take-Two Interactive Software Inc *	1,159	188
T-Mobile US Inc *	8,649	1,066
Twitter Inc *	1,974	70
Verizon Communications Inc	59,357	3,186
Walt Disney Co/The *	13,186	1,958
Zynga Inc, Cl A *	11,409	104

		18,149
Consumer Staples — 7.3%
Albertsons Cos Inc, Cl A	3,900	114
Altria Group Inc (D)	44,142	2,264
Andersons Inc/The	1,600	73
Archer-Daniels-Midland Co	13,020	1,021
B&G Foods Inc, Cl A	971	29
Beauty Health Co/The *	2,600	50
Beyond Meat Inc *	1,228	57
BJ's Wholesale Club Holdings Inc *	3,001	189
Boston Beer Co Inc/The, Cl A *	227	87
Brown-Forman Corp, Cl A	927	57
Brown-Forman Corp, Cl B	4,282	279
Bunge Ltd	3,140	328
Cal-Maine Foods Inc	1,050	46

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Campbell Soup Co	4,377	$197
Casey's General Stores Inc	893	168
Celsius Holdings Inc *	1,200	77
Central Garden & Pet Co, Cl A *	1,500	66
Church & Dwight Co Inc	5,480	536
Clorox Co/The	3,093	451
Coca-Cola Co/The (D)	90,958	5,661
Coca-Cola Consolidated Inc	140	70
Colgate-Palmolive Co	20,627	1,587
Conagra Brands Inc	10,830	379
Constellation Brands Inc, Cl A	3,580	772
Costco Wholesale Corp (D)	10,201	5,297
Coty Inc, Cl A *	9,568	88
Darling Ingredients Inc *	3,785	274
Edgewell Personal Care Co	1,666	60
elf Beauty Inc *	1,900	50
Energizer Holdings Inc	1,760	59
Estee Lauder Cos Inc/The, Cl A	5,520	1,636
Flowers Foods Inc	4,144	114
Freshpet Inc *	1,200	114
General Mills Inc	14,581	983
Grocery Outlet Holding Corp *	1,687	47
Hain Celestial Group Inc/The *	2,027	74
Herbalife Nutrition Ltd *	2,034	72
Hershey Co/The	3,546	717
Hormel Foods Corp	6,444	307
Hostess Brands Inc, Cl A *	3,030	65
Ingredion Inc	1,768	157
Inter Parfums Inc	400	37
J & J Snack Foods Corp	153	25
J M Smucker Co/The	2,600	350
John B Sanfilippo & Son Inc	400	32
Kellogg Co	5,802	371
Keurig Dr Pepper Inc	17,017	658
Kimberly-Clark Corp	7,868	1,024
Kraft Heinz Co/The	16,041	629
Kroger Co/The	18,593	870
Lamb Weston Holdings Inc	3,742	249
Lancaster Colony Corp	464	78
McCormick & Co Inc/MD	5,605	533
Medifast Inc	246	46
Molson Coors Beverage Co, Cl B	3,957	206
Mondelez International Inc, Cl A	33,416	2,188
Monster Beverage Corp *	8,338	704
Nu Skin Enterprises Inc, Cl A	857	40
Olaplex Holdings Inc *	3,500	59
PepsiCo Inc (D)	32,320	5,292
Performance Food Group Co *	4,178	234
Philip Morris International Inc (D)	37,379	3,778
Pilgrim's Pride Corp *	1,222	29
Post Holdings Inc *	1,672	176
PriceSmart Inc	500	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primo Water Corp	3,775	$55
Procter & Gamble Co/The (D)	57,436	8,954
Reynolds Consumer Products Inc	1,100	33
Sanderson Farms Inc	505	90
Seaboard Corp	7	27
Simply Good Foods Co/The *	1,700	67
Spectrum Brands Holdings Inc	1,001	93
Sprouts Farmers Market Inc *	2,601	74
Sysco Corp	12,477	1,087
TreeHouse Foods Inc *	979	38
Tyson Foods Inc, Cl A (D)	6,735	624
United Natural Foods Inc *	1,400	56
US Foods Holding Corp *	5,318	208
USANA Health Sciences Inc *	500	44
Vector Group Ltd	1,419	16
Walgreens Boots Alliance Inc	17,112	789
Walmart Inc (D)	33,412	4,516
WD-40 Co	255	54
Weis Markets Inc	1,200	74

		59,215
Energy — 8.2%
Antero Midstream Corp	14,297	144
Antero Resources Corp *	11,666	267
APA Corp	14,804	528
Arch Resources Inc	600	72
Archrock Inc	7,507	63
Baker Hughes Co, Cl A	30,635	900
Brigham Minerals Inc, Cl A	1,217	28
Bristow Group *	1,500	50
Cactus Inc, Cl A	2,000	101
California Resources Corp	2,900	120
Callon Petroleum Co *	1,700	96
Centennial Resource Development Inc/DE, Cl A *	7,400	65
Centrus Energy, Cl A *	800	36
ChampionX Corp	8,645	185
Cheniere Energy Inc	9,796	1,302
Chesapeake Energy Corp	4,400	340
Chevron Corp (D)	81,762	11,774
Civitas Resources Inc	1,569	79
Clean Energy Fuels Corp *	5,769	42
CNX Resources Corp *	7,233	118
Comstock Resources Inc *	2,700	22
ConocoPhillips (D)	54,248	5,146
CONSOL Energy Inc *	1,700	52
Continental Resources Inc/OK	2,588	143
Coterra Energy Inc, Cl A	30,945	722
Delek US Holdings Inc *	2,782	48
Denbury Inc *	1,800	131
Devon Energy Corp	28,149	1,676
DHT Holdings Inc	8,000	50

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamondback Energy Inc	7,609	$1,051
DMC Global Inc *	900	26
Dorian LPG Ltd	3,100	43
Dril-Quip Inc *	1,950	56
DT Midstream Inc	4,871	259
Energy Fuels Inc/Canada *	6,200	51
EOG Resources Inc	23,528	2,704
EQT Corp	12,210	283
Equitrans Midstream Corp	18,676	120
Expro Group Holdings *	1,766	28
Exxon Mobil Corp (D)	172,261	13,509
Frontline Ltd/Bermuda	6,114	58
Gevo *	9,500	34
Golar LNG Ltd *	4,523	79
Green Plains Inc *	1,500	49
Halliburton Co	37,034	1,242
Helmerich & Payne Inc	4,012	145
Hess Corp	11,440	1,156
HollyFrontier Corp	6,353	193
International Seaways Inc	2,400	44
Kinder Morgan Inc	86,800	1,510
Kosmos Energy Ltd *	15,416	75
Laredo Petroleum *	500	38
Liberty Oilfield Services Inc, Cl A *	4,026	50
Magnolia Oil & Gas Corp, Cl A	6,491	145
Marathon Oil Corp	31,418	709
Marathon Petroleum Corp (D)	27,278	2,124
Matador Resources Co	3,957	196
Murphy Oil Corp	5,443	189
Nabors Industries Ltd *	500	63
New Fortress Energy Inc, Cl A	1,400	39
NexTier Oilfield Solutions Inc *	8,900	71
Northern Oil and Gas Inc	1,900	48
NOV Inc	18,216	312
Oasis Petroleum Inc	900	119
Occidental Petroleum Corp	35,522	1,553
Oceaneering International Inc *	6,023	88
ONEOK Inc	19,968	1,304
Ovintiv Inc	10,494	481
Par Pacific Holdings Inc *	2,977	41
Patterson-UTI Energy Inc	9,465	137
PBF Energy Inc, Cl A *	4,480	74
PDC Energy Inc	4,199	271
Peabody Energy Corp *	3,500	61
Phillips 66	19,764	1,665
Pioneer Natural Resources Co	8,841	2,118
ProPetro Holding Corp *	2,306	29
Range Resources Corp *	9,795	225
Renewable Energy Group Inc *	1,552	95
REX American Resources Corp *	293	28
Schlumberger NV	61,620	2,418
Scorpio Tankers Inc	2,441	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SFL Corp Ltd	5,417	$54
SM Energy Co	4,500	160
Southwestern Energy Co *	40,602	203
Targa Resources Corp	10,020	655
Tellurian Inc *	14,200	54
Texas Pacific Land Corp	288	342
Uranium Energy Corp *	14,100	56
US Silica Holdings Inc *	3,500	51
Valero Energy Corp (D)	17,345	1,448
Whiting Petroleum Corp	1,400	103
Williams Cos Inc/The	55,025	1,721
World Fuel Services Corp	2,750	78

		66,673
Health Care — 5.8%
10X Genomics Inc, Cl A *	903	74
Abbott Laboratories	14,382	1,735
AbbVie Inc	15,530	2,295
ABIOMED Inc *	259	80
Acadia Healthcare Co Inc *	945	54
ACADIA Pharmaceuticals Inc *	2,900	74
Agilent Technologies Inc	2,727	355
Agios Pharmaceuticals Inc *	700	22
Align Technology Inc *	662	339
Alkermes PLC *	2,200	55
Alnylam Pharmaceuticals Inc *	1,098	173
Amedisys Inc *	200	32
AmerisourceBergen Corp, Cl A	1,191	170
Amgen Inc (D)	5,187	1,175
Amicus Therapeutics Inc *	2,611	21
AMN Healthcare Services Inc *	600	64
Amphastar Pharmaceuticals Inc *	1,407	39
Anthem Inc	2,108	952
Apellis Pharmaceuticals Inc *	1,200	51
Apollo Medical Holdings Inc *	500	24
Arena Pharmaceuticals Inc *	993	94
Arrowhead Pharmaceuticals Inc *	822	36
Arvinas Inc *	500	32
Avanos Medical Inc *	842	30
Avantor Inc *	4,694	163
Baxter International Inc (D)	3,896	331
Beam Therapeutics Inc *	400	31
Becton Dickinson and Co	2,544	690
Biogen Inc *	1,077	227
Biohaven Pharmaceutical Holding Co Ltd *	500	59
BioMarin Pharmaceutical Inc *	1,431	112
Bio-Rad Laboratories Inc, Cl A *	127	79
Bio-Techne Corp	303	127
Blueprint Medicines Corp *	472	29
Boston Scientific Corp *	11,741	519
Bristol-Myers Squibb Co	19,167	1,316
Bruker Corp	976	69

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cardinal Health Inc	2,208	$119
CareDx Inc *	600	23
Cassava Sciences *	500	21
Catalent Inc *	1,341	137
Centene Corp *	5,109	422
Cerner Corp	2,527	236
Change Healthcare Inc *	1,000	21
Charles River Laboratories International Inc *	461	134
Chemed Corp	127	61
Cigna Corp	2,653	631
CONMED Corp	400	58
Cooper Cos Inc/The	430	176
CorVel Corp *	200	32
Covetrus Inc *	1,565	28
CVS Health Corp	11,119	1,152
Cytokinetics Inc *	1,200	42
Danaher Corp	5,044	1,384
DaVita Inc *	611	69
Denali Therapeutics Inc *	600	20
DENTSPLY SIRONA Inc	1,674	91
Dexcom Inc *	760	315
Edwards Lifesciences Corp *	4,727	531
Elanco Animal Health Inc *	3,758	107
Eli Lilly & Co	7,087	1,771
Emergent BioSolutions Inc *	500	21
Enanta Pharmaceuticals Inc *	500	35
Encompass Health Corp	884	58
Ensign Group Inc/The	361	30
Envista Holdings Corp *	1,600	77
Exact Sciences Corp *	1,679	131
Exelixis Inc *	2,196	45
Fate Therapeutics Inc *	590	20
Gilead Sciences Inc (D)	11,425	690
Globus Medical Inc, Cl A *	700	49
Guardant Health Inc *	466	31
Haemonetics Corp *	567	33
Halozyme Therapeutics Inc *	1,232	44
HCA Healthcare Inc	2,070	518
Health Catalyst Inc *	877	24
HealthEquity Inc *	500	27
HealthStream Inc *	1,168	24
Henry Schein Inc *	936	81
Hologic Inc *	1,540	110
Horizon Therapeutics PLC *	1,773	162
Humana Inc	1,175	510
ICU Medical Inc *	126	30
IDEXX Laboratories Inc *	643	342
Illumina Inc *	1,095	358
Inari Medical Inc *	500	44
Incyte Corp *	1,556	106
Inspire Medical Systems Inc *	200	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insulet Corp *	413	$109
Integer Holdings Corp *	400	34
Integra LifeSciences Holdings Corp *	572	38
Intellia Therapeutics Inc *	400	40
Intra-Cellular Therapies Inc *	1,100	61
Intuitive Surgical Inc *	3,071	892
Ionis Pharmaceuticals Inc *	1,024	34
IQVIA Holdings Inc *	1,421	327
iRhythm Technologies Inc *	400	52
Ironwood Pharmaceuticals Inc, Cl A *	2,400	26
Jazz Pharmaceuticals PLC *	548	75
Johnson & Johnson (D)	22,372	3,682
Kodiak Sciences Inc *	400	3
Laboratory Corp of America Holdings *	751	204
LHC Group Inc *	437	59
Ligand Pharmaceuticals Inc *	222	22
LivaNova PLC *	443	35
Masimo Corp *	428	67
McKesson Corp	1,342	369
Medpace Holdings Inc *	300	46
Medtronic PLC	11,627	1,221
Merck & Co Inc	21,074	1,614
Merit Medical Systems Inc *	500	33
Mesa Laboratories Inc	98	25
Mettler-Toledo International Inc *	190	268
Mirati Therapeutics Inc *	282	25
Moderna Inc *	2,518	387
ModivCare Inc *	195	23
Molina Healthcare Inc *	374	115
Natera Inc *	559	37
Nektar Therapeutics, Cl A *	2,016	21
Neogen Corp *	882	31
Neurocrine Biosciences Inc *	870	78
NextGen Healthcare Inc *	2,384	47
Novavax Inc *	479	40
Novocure Ltd *	712	58
NuVasive Inc *	400	22
Omnicell Inc *	250	32
Option Care Health Inc *	2,000	51
Organon & Co	1,865	70
Owens & Minor Inc	1,100	49
Pacira BioSciences Inc *	600	40
Penumbra Inc *	195	43
PerkinElmer Inc	1,009	181
Perrigo Co PLC	429	15
Pfizer Inc	47,628	2,236
Phreesia Inc *	800	25
Premier Inc, Cl A	500	18
Progyny Inc *	800	31
PTC Therapeutics Inc *	600	21
QIAGEN NV *	2,382	118
Quest Diagnostics Inc	831	109

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quidel Corp *	200	$21
Regeneron Pharmaceuticals Inc *	945	584
Repligen Corp *	532	105
ResMed Inc	1,475	364
Royalty Pharma PLC, Cl A	2,100	82
Sage Therapeutics Inc *	703	26
Sarepta Therapeutics Inc *	531	41
Seagen Inc *	1,200	155
Select Medical Holdings Corp	1,200	28
Shockwave Medical Inc *	200	35
STAAR Surgical Co *	220	17
STERIS PLC	678	163
Stryker Corp	3,169	835
Syneos Health Inc, Cl A *	1,027	81
Tandem Diabetes Care Inc *	400	45
Teladoc Health Inc *	1,308	99
Teleflex Inc	299	101
Tenet Healthcare Corp *	900	77
Thermo Fisher Scientific Inc	3,124	1,699
Twist Bioscience Corp *	400	22
Ultragenyx Pharmaceutical Inc *	358	24
United Therapeutics Corp *	370	61
UnitedHealth Group Inc (D)	7,866	3,743
Universal Health Services Inc, Cl B	523	75
Veeva Systems Inc, Cl A *	1,100	252
Veracyte Inc *	1,100	31
Vertex Pharmaceuticals Inc *	2,149	494
Viatris Inc, Cl W *	7,958	88
Vir Biotechnology Inc *	600	15
Waters Corp *	470	149
West Pharmaceutical Services Inc	555	215
Xencor Inc *	1,342	42
Zentalis Pharmaceuticals *	500	25
Zimmer Biomet Holdings Inc	1,622	206
Zoetis Inc, Cl A	3,494	677

		46,894
Industrials — 0.0%
MDU Resources Group Inc	2,708	73

Information Technology — 1.9%
Accenture PLC, Cl A	1,603	506
Adobe Inc *	1,281	599
Akamai Technologies Inc *	500	54
Amdocs Ltd	847	67
ANSYS Inc *	146	47
Aspen Technology Inc *	424	65
Atlassian Corp PLC, Cl A *	322	98
Autodesk Inc *	453	100
Automatic Data Processing Inc	1,097	224
Avalara Inc *	200	21
Bill.com Holdings Inc *	100	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Black Knight Inc *	300	$17
Block Inc, Cl A *	1,369	175
Bottomline Technologies DE Inc *	683	39
Broadridge Financial Solutions Inc	300	44
Cadence Design Systems Inc *	659	100
Cass Information Systems Inc	700	28
CDK Global Inc	835	38
Ceridian HCM Holding Inc *	500	36
Citrix Systems Inc	200	20
Cloudflare Inc, Cl A *	600	70
Cognizant Technology Solutions Corp, Cl A	1,495	129
CommVault Systems Inc *	400	25
Coupa Software Inc *	169	20
Crowdstrike Holdings Inc, Cl A *	422	82
Datadog Inc, Cl A *	625	101
DocuSign Inc, Cl A *	422	50
Dynatrace Inc *	800	35
Elastic NV *	300	26
EPAM Systems Inc *	98	20
Fair Isaac Corp *	100	47
Fidelity National Information Services Inc	1,456	139
Fiserv Inc *	1,398	137
Five9 Inc *	300	33
FleetCor Technologies Inc *	195	46
Fortinet Inc *	350	121
Gartner Inc *	237	66
Genpact Ltd	600	25
Global Payments Inc	881	117
Globant SA *	90	25
Guidewire Software Inc *	400	35
HubSpot Inc *	100	52
International Business Machines Corp	2,165	265
Intuit Inc	814	386
Jack Henry & Associates Inc	349	62
Manhattan Associates Inc *	286	38
Mastercard Inc, Cl A	2,228	804
Microsoft Corp (D)	20,252	6,051
MongoDB Inc, Cl A *	140	53
NortonLifeLock Inc	1,294	37
Nuance Communications Inc *	1,074	60
Okta Inc, Cl A *	353	64
Oracle Corp	4,682	356
PagerDuty Inc *	1,210	41
Palantir Technologies Inc, Cl A *	3,300	39
Palo Alto Networks Inc *	266	158
Paychex Inc	971	116
Paycom Software Inc *	89	30
Paylocity Holding Corp *	200	42
PayPal Holdings Inc *	3,069	343
PTC Inc *	500	56
RingCentral Inc, Cl A *	100	13
salesforce.com Inc *	2,517	530

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ServiceNow Inc *	462	$268
Snowflake Inc, Cl A *	500	133
Splunk Inc *	373	44
SS&C Technologies Holdings Inc	440	33
Synopsys Inc *	255	80
Trade Desk Inc/The, Cl A *	940	80
Twilio Inc, Cl A *	437	76
Tyler Technologies Inc *	90	39
Unity Software Inc *	400	43
Verint Systems Inc *	500	25
VeriSign Inc *	200	43
Visa Inc, Cl A	4,233	915
VMware Inc, Cl A	611	72
Vonage Holdings Corp *	1,649	33
WEX Inc *	200	34
Workday Inc, Cl A *	479	110
Zendesk Inc *	700	82
Zoom Video Communications Inc, Cl A *	462	61
Zscaler Inc *	140	33

		15,451
Materials — 0.0%
Aspen Aerogels Inc *	1,300	38

Real Estate — 2.9%
Agree Realty Corp ‡	800	51
Alexandria Real Estate Equities Inc ‡	2,218	420
American Campus Communities Inc ‡	2,531	136
American Homes 4 Rent, Cl A ‡	4,875	185
American Tower Corp, Cl A ‡	6,964	1,580
Americold Realty Trust ‡	3,783	101
Apartment Income Corp ‡	2,315	119
Apartment Investment and Management Co, Cl A ‡	3,215	23
Apple Hospitality REIT Inc ‡	2,165	38
AvalonBay Communities Inc ‡	2,231	532
Boston Properties Inc ‡	2,330	285
Brandywine Realty Trust ‡	1,779	24
Brixmor Property Group Inc ‡	4,839	122
Broadstone Net Lease Inc, Cl A ‡	3,200	69
Camden Property Trust ‡	1,390	229
CareTrust Inc ‡	2,100	37
CBRE Group Inc, Cl A *	4,770	462
Corporate Office Properties Trust ‡	1,429	37
Cousins Properties Inc ‡	2,324	90
Crown Castle International Corp ‡	6,751	1,125
CubeSmart ‡	2,939	142
Cushman & Wakefield PLC *	1,464	32
CyrusOne Inc ‡	1,804	163
DiamondRock Hospitality Co *‡	5,700	54
Digital Realty Trust Inc ‡	4,615	623
DigitalBridge Group *‡	7,034	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Douglas Emmett Inc ‡	2,384	$76
Duke Realty Corp ‡	6,526	346
EastGroup Properties Inc ‡	560	107
Empire State Realty Trust Inc, Cl A ‡	4,209	40
EPR Properties ‡	947	47
Equinix Inc ‡	1,453	1,031
Equity Commonwealth *‡	2,000	53
Equity LifeStyle Properties Inc ‡	2,527	189
Equity Residential ‡	5,485	468
Essential Properties Realty Trust Inc ‡	1,598	40
Essex Property Trust Inc ‡	985	312
Extra Space Storage Inc ‡	2,111	397
Federal Realty Investment Trust ‡	1,299	153
First Industrial Realty Trust Inc ‡	1,752	101
Forestar Group Inc *	1,774	32
Four Corners Property Trust Inc ‡	1,856	49
Franklin Street Properties Corp ‡	7,900	46
Gaming and Leisure Properties Inc ‡	3,525	160
Getty Realty Corp ‡	1,100	30
Healthcare Realty Trust Inc ‡	2,439	64
Healthcare Trust of America Inc, Cl A ‡	4,002	118
Healthpeak Properties Inc ‡	7,751	241
Highwoods Properties Inc ‡	1,928	84
Host Hotels & Resorts Inc *‡	9,976	182
Howard Hughes Corp/The *	936	89
Hudson Pacific Properties Inc ‡	2,073	55
Independence Realty Trust Inc ‡	2,100	53
Industrial Logistics Properties Trust ‡	1,400	31
Innovative Industrial Properties Inc, Cl A ‡	300	57
Invitation Homes Inc ‡	8,896	336
Iron Mountain Inc ‡	4,356	214
JBG SMITH Properties ‡	1,710	46
Jones Lang LaSalle Inc *	692	170
Kennedy-Wilson Holdings Inc	1,415	31
Kilroy Realty Corp ‡	1,720	123
Kimco Realty Corp ‡	7,515	177
Kite Realty Group Trust ‡	4,176	92
Lamar Advertising Co, Cl A ‡	1,069	117
Lexington Realty Trust, Cl B ‡	4,731	73
Life Storage Inc ‡	1,343	170
Macerich Co/The ‡	3,603	55
Marcus & Millichap Inc	600	30
Medical Properties Trust Inc ‡	9,612	195
Mid-America Apartment Communities Inc ‡	1,837	376
National Health Investors Inc ‡	759	40
National Retail Properties Inc ‡	2,895	123
National Storage Affiliates Trust ‡	1,757	102
Newmark Group Inc, Cl A	3,341	59
Omega Healthcare Investors Inc ‡	3,539	100
Opendoor Technologies Inc *	7,300	61
Outfront Media Inc ‡	2,325	62
Park Hotels & Resorts Inc *‡	3,709	70

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pebblebrook Hotel Trust ‡	2,447	$55
Physicians Realty Trust ‡	2,813	46
PotlatchDeltic Corp ‡	1,021	56
Prologis Inc ‡	11,594	1,691
PS Business Parks Inc ‡	204	32
Public Storage ‡	2,438	866
Rayonier Inc ‡	2,527	100
Realty Income Corp ‡	9,437	624
Redfin Corp *	1,258	27
Regency Centers Corp ‡	2,349	155
Retail Opportunity Investments Corp ‡	1,911	35
Rexford Industrial Realty Inc ‡	3,448	242
RLJ Lodging Trust ‡	3,871	54
Ryman Hospitality Properties Inc *‡	867	76
Sabra Health Care Inc ‡	2,961	40
Saul Centers Inc ‡	866	40
SBA Communications Corp, Cl A ‡	1,875	569
Service Properties Trust ‡	2,782	24
Simon Property Group Inc ‡	5,021	691
SITE Centers Corp ‡	2,800	44
SL Green Realty Corp ‡	828	66
Spirit Realty Capital Inc ‡	1,868	87
St. Joe	1,158	63
STAG Industrial Inc ‡	3,018	118
STORE Capital Corp ‡	4,740	146
Sun Communities Inc ‡	1,749	317
Sunstone Hotel Investors Inc *‡	5,094	54
Terreno Realty Corp ‡	1,022	70
UDR Inc ‡	5,228	287
Uniti Group Inc ‡	3,838	50
Universal Health Realty Income Trust ‡	400	23
Urban Edge Properties ‡	2,552	46
Ventas Inc ‡	5,832	315
Veris Residential ‡	2,576	43
VICI Properties Inc ‡	9,770	273
Vornado Realty Trust ‡	2,517	109
Welltower Inc ‡	6,898	574
Weyerhaeuser Co ‡	10,668	415
WP Carey Inc ‡	2,708	210
Xenia Hotels & Resorts Inc *‡	2,172	40
Zillow Group Inc, Cl A *	1,100	63
Zillow Group Inc, Cl C *	2,700	155

		23,194
Utilities — 1.4%
AES Corp/The	7,044	150
Alliant Energy Corp	2,488	145
Ameren Corp	2,635	226
American Electric Power Co Inc	5,465	495
American States Water Co	500	42
American Water Works Co Inc	2,016	305
Atmos Energy Corp	1,051	115

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Black Hills Corp	800	$56
Brookfield Infrastructure Corp, Cl A	466	33
Brookfield Renewable Corp, Cl A	1,100	41
California Water Service Group	397	23
CenterPoint Energy Inc	6,306	172
Clearway Energy Inc, Cl C	1,281	43
CMS Energy Corp	3,057	196
Consolidated Edison Inc	3,458	297
Constellation Energy Corp	3,470	160
Dominion Energy Inc	8,769	697
DTE Energy Co	2,033	247
Duke Energy Corp	8,093	813
Edison International	3,785	240
Entergy Corp	2,066	217
Essential Utilities Inc	2,137	101
Evergy Inc	2,236	140
Eversource Energy	3,581	293
Exelon Corp	10,212	435
FirstEnergy Corp	5,441	228
Hawaiian Electric Industries Inc	1,150	47
IDACORP Inc	890	92
MGE Energy Inc	600	43
Middlesex Water Co	200	20
National Fuel Gas Co	1,000	62
New Jersey Resources Corp	1,300	57
NextEra Energy Inc	20,712	1,621
NiSource Inc	3,419	99
NRG Energy Inc	2,983	113
OGE Energy Corp	1,585	59
ONE Gas Inc	406	34
Ormat Technologies Inc	275	20
PG&E Corp *	14,363	163
Pinnacle West Capital Corp	1,409	100
PNM Resources Inc	534	24
Portland General Electric Co	1,024	52
PPL Corp	8,609	225
Public Service Enterprise Group Inc	6,426	417
Sempra Energy	3,105	448
SJW Group	700	46
Southern Co/The	11,040	715
UGI Corp	1,563	60
Unitil Corp	500	25
Via Renewables Inc, Cl A	3,000	33
Vistra Corp	6,274	143
WEC Energy Group Inc	3,646	331
Xcel Energy Inc	6,456	435

		11,394
Total Common Stock
(Cost $147,264) ($ Thousands)		241,081

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 8.5%
Communication Services — 1.1%
Altice Financing
3.000%, 01/15/2028	EUR	226	$225
Altice France
3.375%, 01/15/2028		112	115
AT&T
4.300%, 12/15/2042		$227	231
3.500%, 09/15/2053		81	74
Baidu
3.425%, 04/07/2030		201	202
1.625%, 02/23/2027		342	322
CCO Holdings LLC
4.750%, 02/01/2032 (E)		489	476
4.500%, 08/15/2030 (E)		54	52
4.500%, 06/01/2033 (E)		189	177
DISH DBS
5.250%, 12/01/2026 (E)		920	902
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (E)		415	371
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	226	243
Lumen Technologies
4.500%, 01/15/2029 (E)		$470	393
Prosus
3.680%, 01/21/2030 (E)		479	432
3.257%, 01/19/2027 (E)		262	251
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	226	255
Tencent Holdings MTN
3.240%, 06/03/2050 (E)		$412	338
2.390%, 06/03/2030		200	186
1.810%, 01/26/2026 (E)		621	601
Time Warner Cable LLC
4.500%, 09/15/2042		245	231
T-Mobile USA
3.375%, 04/15/2029 (E)		63	62
2.875%, 02/15/2031		315	296
2.625%, 02/15/2029		107	100
2.550%, 02/15/2031		837	784
Weibo
3.375%, 07/08/2030		1,183	1,097

			8,416

Consumer Discretionary — 1.0%
Adient Global Holdings
3.500%, 08/15/2024	EUR	226	251
Advance Auto Parts
3.900%, 04/15/2030		$784	811
Alibaba Group Holding
2.125%, 02/09/2031		1,023	921
Carnival
4.000%, 08/01/2028 (E)		527	505

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clarios Global
4.375%, 05/15/2026 (E)	EUR	161	$177
Expedia Group
6.250%, 05/01/2025 (E)		$24	26
4.625%, 08/01/2027		224	240
Harley-Davidson Financial Services
3.350%, 06/08/2025 (E)		1,134	1,146
3.050%, 02/14/2027 (E)		54	53
Las Vegas Sands Corp
3.900%, 08/08/2029		653	626
Mattel
3.750%, 04/01/2029 (E)		193	193
MDC Holdings
6.000%, 01/15/2043		340	368
MercadoLibre
2.375%, 01/14/2026		200	187
NH Hotel Group
4.000%, 07/02/2026	EUR	107	118
Nissan Motor
4.345%, 09/17/2027 (E)		$1,034	1,064
Nobel Bidco BV
3.125%, 06/15/2028	EUR	226	229
Ross Stores
4.700%, 04/15/2027		$946	1,039
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (E)		301	333
Wynn Macau
5.625%, 08/26/2028 (E)		341	297

			8,584

Consumer Staples — 0.8%
Albertsons
3.500%, 03/15/2029 (E)		351	326
Altria Group
4.800%, 02/14/2029		160	173
3.400%, 05/06/2030		850	837
BAT Capital
4.700%, 04/02/2027		545	579
2.726%, 03/25/2031		504	462
2.259%, 03/25/2028		1,268	1,184
BRF GmbH
4.350%, 09/29/2026		200	197
Cencosud
5.150%, 02/12/2025		613	638
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (E)		292	271
Natura Cosmeticos
4.125%, 05/03/2028 (E)		271	258
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)		500	4

			4,929

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 0.6%
BP Capital Markets America
2.939%, 06/04/2051	$1,066	$897
Continental Resources/Oklahoma
2.268%, 11/15/2026 (E)	960	915
Enbridge Energy Partners
7.375%, 10/15/2045	587	828
Energy Transfer
6.250%, 04/15/2049	297	343
Eni
4.250%, 05/09/2029 (E)	950	1,009
Marathon Petroleum
6.500%, 03/01/2041	150	190
Oleoducto Central
4.000%, 07/14/2027 (E)	235	222
ONEOK
6.350%, 01/15/2031	124	147
ONEOK Partners
6.125%, 02/01/2041	54	62
Tengizchevroil Finance International
3.250%, 08/15/2030 (E)	255	235
TransCanada PipeLines
6.200%, 10/15/2037	302	379
6.100%, 06/01/2040	486	613
Transocean Poseidon
6.875%, 02/01/2027 (E)	313	306

		6,146

Financials — 3.1%
ABN AMRO Bank
4.750%, 07/28/2025 (E)	200	210
Aircastle
5.250%, 08/11/2025 (E)	432	461
4.250%, 06/15/2026	54	56
4.125%, 05/01/2024	172	176
2.850%, 01/26/2028 (E)	778	743
Alfa
5.250%, 03/25/2024 (E)	814	838
Aviation Capital Group LLC
5.500%, 12/15/2024 (E)	432	459
4.875%, 10/01/2025 (E)	175	183
4.375%, 01/30/2024 (E)	152	156
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	157	155
1.950%, 01/30/2026 (E)	406	387
1.950%, 09/20/2026 (E)	142	134
Banco de Credito del Peru MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (E)(G)	728	694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
7.500%, USD ICE Swap 11:00 NY 5 Yr + 4.989%(G)(H)	$600	$624
Bank of America
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (G)	1,043	996
Bank of New York Mellon
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358%(G)(H)	192	197
BNP Paribas
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (E)(G)	687	653
CDBL Funding 1 MTN
3.500%, 10/24/2027	520	527
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(G)(H)	397	418
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(G)(H)	583	564
CITIC MTN
2.850%, 02/25/2030	278	268
Citigroup
5.950%, ICE LIBOR USD 3 Month + 4.068%(G)(H)	232	234
4.075%, ICE LIBOR USD 3 Month + 1.192%, 04/23/2029 (G)	288	303
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(G)(H)	348	336
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (G)	196	206
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(E)(G)(H)	200	209
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(G)(H)	749	763
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(E)(G)(H)	300	302
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (E)(G)	382	397
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (E)(G)	670	635
Deutsche Bank NY
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (G)	295	301
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (G)	330	318

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(G)(H)	$1,248	$1,304
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(G)(H)	236	237
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(G)(H)	296	281
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (G)	93	92
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (G)	688	650
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (G)	231	214
HSBC Holdings PLC
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (G)	499	531
4.292%, ICE LIBOR USD 3 Month + 1.348%, 09/12/2026 (G)	260	271
ING Groep
6.875%, USD ICE Swap 11:00 NY 5 Yr + 5.124%(G)(H)	725	727
JPMorgan Chase
3.769%, ICE LIBOR USD 3 Month + 3.470%(G)(H)	291	290
3.534%, ICE LIBOR USD 3 Month + 3.320%(G)(H)	145	144
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (G)	688	659
Morgan Stanley MTN
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (G)	213	209
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (E)(G)	307	305
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (E)	221	7
5.250%cash/0% PIK, 12/27/2033 (E)	206	6
Santander Holdings USA
4.400%, 07/13/2027	351	370
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (G)	85	83
SLM
4.200%, 10/29/2025	650	653
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (E)(G)	613	595

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Standard Chartered
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(E)(G)(H)		$514	$526
1.809%, ICE LIBOR USD 3 Month + 1.510%(E)(G)(H)		400	348
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (G)		400	424
Truist Financial
5.100%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%(G)(H)		792	822
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (E)(G)		350	319
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (E)(G)		510	476
US Bancorp
5.300%, ICE LIBOR USD 3 Month + 2.914%(G)(H)		408	412
Voya Financial
5.650%, ICE LIBOR USD 3 Month + 3.580%, 05/15/2053 (G)		258	260
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(G)(H)		306	294
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (G)		420	414

			24,832

Health Care — 0.2%
Amgen
3.000%, 02/22/2029		237	239
Baxalta
3.600%, 06/23/2022		222	223
Centene Corp
2.625%, 08/01/2031		295	272
Cigna
4.375%, 10/15/2028		384	416
IQVIA
2.250%, 03/15/2029	EUR	200	204
Organon
2.875%, 04/30/2028		200	210

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands II BV
3.750%, 05/09/2027	EUR	200	$210

			1,774

Industrials — 0.7%
AerCap Ireland Capital DAC
6.500%, 07/15/2025		$187	206
4.450%, 04/03/2026		156	163
2.450%, 10/29/2026		569	549
Air Lease
3.625%, 04/01/2027		38	39
2.100%, 09/01/2028		165	151
Air Lease MTN
2.875%, 01/15/2026		83	82
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	226	241
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (E)		$437	411
Cemex
3.875%, 07/11/2031 (E)		500	444
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (E)		450	469
4.500%, 10/20/2025 (E)		388	398
Deutsche Lufthansa MTN
3.000%, 05/29/2026	EUR	100	109
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (E)		$242	252
5.400%, 02/01/2027		575	580
ENA Master Trust
4.000%, 05/19/2048 (E)		269	259
Flowserve
2.800%, 01/15/2032		228	210
IHS Markit
4.750%, 08/01/2028		31	35
4.250%, 05/01/2029		145	159
Lima Metro Line 2 Finance
5.875%, 07/05/2034		234	256
4.350%, 04/05/2036 (E)		220	223
Odebrecht Holdco Finance
0.000%, 09/10/2058 (B)(E)		480	3
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	118	132
TransDigm
6.250%, 03/15/2026 (E)		$448	461
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		134	135

			5,967

Information Technology — 0.2%
Broadcom
4.150%, 11/15/2030		776	814

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Infor
1.750%, 07/15/2025 (E)		$323	$313
Kyndryl Holdings
2.050%, 10/15/2026 (E)		568	536
Playtech
4.250%, 03/07/2026	EUR	200	223
SK Hynix
2.375%, 01/19/2031 (E)		$262	240

			2,126

Materials — 0.3%
Axalta Coating Systems LLC
3.375%, 02/15/2029 (E)		628	573
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (E)		220	217
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (E)		330	337
INEOS Quattro Finance 2
2.500%, 01/15/2026 (E)	EUR	280	298
Inversiones CMPC
4.375%, 05/15/2023		$237	241
Suzano Austria GmbH
3.750%, 01/15/2031		163	153
2.500%, 09/15/2028		861	784
Volcan Cia Minera SAA
4.375%, 02/11/2026 (E)		144	138

			2,741

Real Estate — 0.1%
Host Hotels & Resorts
4.000%, 06/15/2025		391	405
3.500%, 09/15/2030		131	128
2.900%, 12/15/2031		214	198

			731

Utilities — 0.4%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)		297	287
Chile Electricity PEC
0.000%, 01/25/2028 (B)(E)		491	360
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)		294	291
3.348%, 02/09/2031 (E)		574	510
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041		314	303
Engie Energia Chile
3.400%, 01/28/2030		349	326
Terraform Global Operating LLC
6.125%, 03/01/2026 (E)		77	77

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(E)(G)(H)	$272	$270
Vistra Operations LLC
4.375%, 05/01/2029 (E)	522	506

		2,930

Total Corporate Obligations
(Cost $72,600) ($ Thousands)		69,176

MORTGAGE-BACKED SECURITIES — 7.8%
Agency Mortgage-Backed Obligations — 1.6%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
5.809%, 05/15/2046(G)	802	147
FHLMC CMO, Ser 2017-4693, Cl SL, IO
5.959%, 06/15/2047(G)	1,172	213
FHLMC CMO, Ser 2017-4719, Cl JS, IO
5.959%, 09/15/2047(G)	922	145
FHLMC CMO, Ser 2020-4954, Cl SL, IO
5.863%, 02/25/2050(G)	1,382	235
FHLMC CMO, Ser 2020-4981, Cl HS, IO
5.913%, 06/25/2050(G)	2,657	424
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	1,771	293
FNMA
3.000%, 02/01/2052	2,292	2,332
FNMA CMO, Ser 2011-131, Cl ST, IO
6.353%, 12/25/2041(G)	561	103
FNMA CMO, Ser 2014-17, Cl SA, IO
5.863%, 04/25/2044(G)	1,723	351
FNMA CMO, Ser 2014-78, Cl SE, IO
5.913%, 12/25/2044(G)	919	171
FNMA CMO, Ser 2016-77, Cl DS, IO
5.813%, 10/25/2046(G)	834	140
FNMA CMO, Ser 2017-62, Cl AS, IO
5.963%, 08/25/2047(G)	1,087	188
FNMA CMO, Ser 2017-81, Cl SA, IO
6.013%, 10/25/2047(G)	1,249	230
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050	3,747	575
FNMA TBA
3.000%, 03/15/2043	1,682	1,699
GNMA CMO, Ser 2017-122, Cl SA, IO
6.038%, 08/20/2047(G)	813	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UMBS TBA
2.500%, 03/15/2051	$5,956	$5,876

		13,250
Non-Agency Mortgage-Backed Obligations — 6.2%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	40	34
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	216	158
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	162	113
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	93	81
AREIT Trust, Ser 2022-CRE6, Cl A
1.298%, SOFR30A + 1.250%, 11/17/2024(E)(G)	1,388	1,386
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.192%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(E)(G)	526	521
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(E)(G)	395	369
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.192%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(E)(G)	1,535	1,493
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.331%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(E)(G)	710	710
BCP Trust, Ser 2021-330N, Cl A
0.990%, ICE LIBOR USD 1 Month + 0.799%, 06/15/2038(E)(G)	135	134
Bellemeade Re, Ser 2018-3A, Cl M1B
2.037%, ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(E)(G)	311	310
Bellemeade Re, Ser 2019-1A, Cl M1B
1.937%, ICE LIBOR USD 1 Month + 1.750%, 03/25/2029(E)(G)	451	451
Bellemeade Re, Ser 2019-2A, Cl M1C
2.187%, ICE LIBOR USD 1 Month + 2.000%, 04/25/2029(E)(G)	516	514
Bellemeade Re, Ser 2019-3A, Cl M1B
1.787%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(E)(G)	339	338
Bellemeade Re, Ser 2019-3A, Cl M1C
2.137%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(E)(G)	366	364

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2019-4A, Cl M1B
2.187%, ICE LIBOR USD 1 Month + 2.000%, 10/25/2029(E)(G)	$624	$623
Bellemeade Re, Ser 2021-1A, Cl M1C
2.999%, SOFR30A + 2.950%, 03/25/2031(E)(G)	378	376
Bellemeade Re, Ser 2021-2A, Cl M1B
1.549%, SOFR30A + 1.500%, 06/25/2031(E)(G)	617	604
BFLD Trust, Ser 2021-FPM, Cl A
1.792%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(E)(G)	1,065	1,054
BHMS, Ser 2018-ATLS, Cl A
1.441%, ICE LIBOR USD 1 Month + 1.250%, 07/15/2035(E)(G)	762	754
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
2.091%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(E)(G)	152	148
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
2.341%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(E)(G)	610	596
BX Trust, Ser 2018-EXCL, Cl A
1.279%, ICE LIBOR USD 1 Month + 1.088%, 09/15/2037(E)(G)	783	773
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	625	634
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035(E)	285	288
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	77	48
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	98	62
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	52	32
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.417%, 04/10/2046(E)(G)	250	250
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	789
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	390	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	$950	$980
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%, 09/15/2050(G)	392	408
CLNY Trust, Ser 2019-IKPR, Cl D
2.216%, ICE LIBOR USD 1 Month + 2.025%, 11/15/2038(E)(G)	750	735
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(E)(G)	690	691
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	920	942
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(E)	222	221
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	490	505
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	700	716
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.587%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(E)(G)	80	80
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.487%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(E)(G)	47	47
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.337%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(E)(G)	24	24
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.287%, ICE LIBOR USD 1 Month + 2.100%, 06/25/2039(E)(G)	15	15
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.187%, ICE LIBOR USD 1 Month + 2.000%, 07/25/2039(E)(G)	8	8
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.287%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(E)(G)	66	66
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.187%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(E)(G)	200	200

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
1.699%, SOFR30A + 1.650%, 12/25/2041(E)(G)	$304	$295
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
1.949%, SOFR30A + 1.900%, 12/25/2041(E)(G)	1,008	986
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
1.249%, SOFR30A + 1.200%, 01/25/2042(E)(G)	874	872
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	421	431
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.192%, ICE LIBOR USD 1 Month + 1.030%, 12/19/2030(E)(G)	798	790
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.567%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(G)	150	68
Eagle Re, Ser 2020-1, Cl M1A
1.087%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2030(E)(G)	820	814
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
2.049%, SOFR30A + 2.000%, 01/25/2051(E)(G)	103	100
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
1.699%, SOFR30A + 1.650%, 01/25/2034(E)(G)	260	255
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
1.549%, SOFR30A + 1.500%, 10/25/2041(E)(G)	976	942
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
2.399%, SOFR30A + 2.350%, 12/25/2041(E)(G)	635	612
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
1.899%, SOFR30A + 1.850%, 01/25/2042(E)(G)	533	525
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.237%, ICE LIBOR USD 1 Month + 2.050%, 07/25/2049(E)(G)	52	52
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.137%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(E)(G)	153	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.337%, ICE LIBOR USD 1 Month + 2.150%, 11/25/2048(E)(G)	$403	$394
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
2.037%, ICE LIBOR USD 1 Month + 1.850%, 09/25/2049(E)(G)	348	348
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2B
2.837%, ICE LIBOR USD 1 Month + 2.650%, 12/25/2029(G)	630	654
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl M2
1.849%, SOFR30A + 1.800%, 11/25/2041(E)(G)	953	919
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.087%, ICE LIBOR USD 1 Month + 4.900%, 11/25/2024(G)	142	147
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.187%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(G)	144	146
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.187%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(G)	1	2
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.187%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(G)	7	7
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.187%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(G)	138	141
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.887%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(G)	89	94
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.637%, ICE LIBOR USD 1 Month + 4.450%, 01/25/2029(G)	458	474
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.437%, ICE LIBOR USD 1 Month + 4.250%, 04/25/2029(G)	155	160
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.187%, ICE LIBOR USD 1 Month + 3.000%, 10/25/2029(G)	337	344

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
2.049%, SOFR30A + 2.000%, 11/25/2041(E)(G)	$429	$411
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.158%, 08/10/2044(E)(G)	12	6
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031(E)(G)	1,485	1,466
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%, 04/10/2031(E)	24	24
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.051%, 01/10/2047(E)(G)	431	189
GS Mortgage Securities Trust, Ser 2014-GC22, Cl A5
3.862%, 06/10/2047	767	789
GS Mortgage Securities Trust, Ser 2019-BOCA, Cl A
1.391%, ICE LIBOR USD 1 Month + 1.200%, 06/15/2038(E)(G)	1,039	1,030
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
1.341%, ICE LIBOR USD 1 Month + 1.150%, 08/15/2032(E)(G)	860	854
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	23
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	177	172
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	358	357
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	800	807
Home Re, Ser 2020-1, Cl M1B
3.437%, ICE LIBOR USD 1 Month + 3.250%, 10/25/2030(E)(G)	266	266
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.687%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(G)	31	28
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	955	982
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.816%, 09/15/2047(G)	15,233	251

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	$485	$503
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	826	853
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%, 10/15/2045(E)	1,200	1,205
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	921
JPMorgan Chase, Ser 2019-CL1, Cl M3
2.287%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(E)(G)	131	130
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(G)	84	35
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(E)	545	547
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	950	976
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.392%, ICE LIBOR USD 1 Month + 2.200%, 11/15/2026(E)(G)	92	85
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	755	783
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.691%, ICE LIBOR USD 1 Month + 1.500%, 07/15/2036(E)(G)	346	344
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
2.231%, ICE LIBOR USD 1 Month + 2.000%, 03/27/2024(E)(G)	93	93
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
2.981%, ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(E)(G)	310	308
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
2.931%, ICE LIBOR USD 1 Month + 2.700%, 10/27/2022(E)(G)	50	50
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
2.581%, ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(E)(G)	165	165

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Radnor Re, Ser 2019-1, Cl M1B
2.137%, ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(E)(G)	$404	$405
Radnor Re, Ser 2019-2, Cl M1B
1.937%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(E)(G)	327	327
Radnor Re, Ser 2020-1, Cl M1A
1.137%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(E)(G)	311	308
STACR Trust, Ser 2018-DNA3, Cl M2
2.287%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2048(E)(G)	276	280
Traingle Re, Ser 2020-1, Cl M1B
4.087%, ICE LIBOR USD 1 Month + 3.900%, 10/25/2030(E)(G)	226	226
Traingle Re, Ser 2021-1, Cl M1B
3.187%, ICE LIBOR USD 1 Month + 3.000%, 08/25/2033(E)(G)	85	85
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%, 05/15/2051	1,000	1,079
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/2051	855	908
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	195
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.393%, 11/15/2049(G)	620	623
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%, 01/15/2052	103	112
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.687%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(E)(G)	33	26
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.437%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(E)(G)	125	99

		50,100
Total Mortgage-Backed Securities
(Cost $64,003) ($ Thousands)		63,350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS ^ — 3.3%
FFCB
0.901%, US Treasury 3 Month Bill Money Market Yield + 0.420%, 11/07/2022(G)	$1,200	$1,204
0.751%, US Treasury 3 Month Bill Money Market Yield + 0.270%, 05/16/2022(G)	3,000	3,002
0.670%, U.S. SOFR + 0.380%, 05/08/2023(G)	7,400	7,430
0.600%, U.S. SOFR + 0.310%, 11/07/2022(G)	2,500	2,505
0.425%, U.S. SOFR + 0.135%, 11/06/2023(G)	2,000	2,003
0.380%, U.S. SOFR + 0.090%, 09/23/2022(G)	500	500
FHLMC
0.375%, 07/21/2025^	1,400	1,338
FHLMC MTN
0.480%, U.S. SOFR + 0.190%, 06/02/2022(G)	1,000	1,001
0.420%, U.S. SOFR + 0.130%, 08/05/2022(G)	2,500	2,501
FNMA
0.625%, 04/22/2025	1,300	1,258
0.500%, 06/17/2025	1,500	1,440
0.250%, 05/22/2023	1,500	1,483
0.250%, 07/10/2023	1,100	1,085
0.250%, 11/27/2023	100	98

Total U.S. Government Agency Obligations
(Cost $26,994) ($ Thousands)		26,848

ASSET-BACKED SECURITIES — 3.2%
Automotive — 0.7%

Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024(E)	1,000	1,027
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025(E)	1,100	1,142
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	333	326
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	329	323
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	409

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(E)	$600	$593
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	304	299
First Investors Auto Owner Trust, Ser 2020-1A, Cl A
1.490%, 01/15/2025(E)	28	28
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	510	491
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	600	592
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(E)	553	547
		5,777

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024(E)	373	372
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(E)	152	150
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	830	835
		1,357

Other Asset-Backed Securities — 2.3%

Affirm Asset Securitization Trust, Ser 2020-A, Cl A
2.100%, 02/18/2025(E)	531	531
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(E)	244	241
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	261	259
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(E)	944	943
AGL CLO 12, Ser 2021-12A, Cl A1
1.414%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(E)(G)	837	833
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A1
0.326%, 11/15/2022(E)	167	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(E)	$170	$167
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
1.454%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(E)(G)	521	520
Ballyrock CLO 15, Ser 2021-1A, Cl C
3.341%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(E)(G)	500	497
Ballyrock CLO 16, Ser 2021-16A, Cl A1
1.384%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(E)(G)	1,054	1,050
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	166	163
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	212	206
Conn's Receivables Funding LLC, Ser 2021-A, Cl A
1.050%, 05/15/2026(E)	854	853
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	768	740
Domino's Pizza Master Issuer LLC, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(E)	392	376
Dryden 78 CLO, Ser 2020-78A, Cl C
2.191%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(E)(G)	660	660
Dryden 78 CLO, Ser 2020-78A, Cl D
3.241%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(E)(G)	340	337
Elevation CLO, Ser 2020-11A, Cl C
2.441%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(E)(G)	580	577
Elmwood CLO IX, Ser 2021-2A, Cl D
3.204%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(E)(G)	509	505
Flatiron CLO 21, Ser 2021-1A, Cl D
3.148%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(E)(G)	540	539
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	286	277
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
1.324%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(E)(G)	553	551
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	374	401
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	263	267

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR2, Cl C
1.471%, ICE LIBOR USD 1 Month + 1.280%, 06/17/2037(E)(G)	$197	$195
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.420%, ICE LIBOR USD 1 Month + 1.300%, 07/17/2037(E)(G)	94	94
Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	720	701
Magnetite XXVI, Ser 2021-26A, Cl A1R
1.378%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(E)(G)	985	984
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	414	402
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(E)	278	270
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	261	254
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
1.341%, ICE LIBOR USD 3 Month + 1.100%, 07/16/2035(E)(G)	984	979
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
1.371%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(E)(G)	624	620
OCP CLO, Ser 2021-18A, Cl AR
1.344%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(E)(G)	722	716
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	575	561
Rad CLO 7, Ser 2020-7A, Cl C
2.241%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(E)(G)	300	300
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	584	575
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030(E)	132	132
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(E)	460	444
Voya CLO, Ser 2019-1A, Cl DR
3.091%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(E)(G)	265	263
		19,150

Total Asset-Backed Securities
(Cost $26,486) ($ Thousands)		26,284

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 0.4%

Colombia Government International Bond
3.125%, 04/15/2031		$213	$180
Dominican Republic International Bond
4.875%, 09/23/2032(E)		871	793
Egypt Government International Bond MTN
5.875%, 02/16/2031(E)		364	282
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	5,183	1,235
Qatar Government International Bond
3.400%, 04/16/2025(E)		$294	305
Saudi Government International Bond MTN
2.900%, 10/22/2025(E)		539	552

Total Sovereign Debt
(Cost $3,516) ($ Thousands)			3,347

MUNICIPAL BONDS — 0.2%
New York — 0.2%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023		490	488
New York City, Ser D, GO
1.923%, 08/01/2031		530	499

			987

West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB
Callable 12/01/2030 @ 100
3.000%, 06/01/2035		448	456

Total Municipal Bonds
(Cost $1,470) ($ Thousands)			1,443

Total Investments in Securities — 116.7%
(Cost $848,297) ($ Thousands)			$947,300

	Shares
COMMON STOCK SOLD SHORT— (12.9)%
Communication Services — (0.6)%
Altice USA Inc, Cl A *		(2,037)	(24)
Cable One Inc		(88)	(126)
Charter Communications Inc, Cl A *		(1,233)	(742)
Comcast Corp, Cl A		(44,871)	(2,098)
Discovery Inc, Cl A *		(1,700)	(48)
Discovery Inc, Cl C *		(2,700)	(75)
DISH Network Corp, Cl A *		(1,752)	(56)
Fox Corp		(4,400)	(178)
Interpublic Group of Cos Inc/The		(4,335)	(159)
Liberty Broadband Corp, Cl A *		(342)	(49)
Liberty Broadband Corp, Cl C *		(1,184)	(174)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(900)	$(45)
New York Times Co/The, Cl A	(2,224)	(98)
News Corp, Cl A	(5,139)	(115)
Nexstar Media Group Inc, Cl A	(146)	(27)
Omnicom Group Inc	(1,859)	(156)
Paramount Global, Cl B	(5,942)	(182)
Sirius XM Holdings Inc	(12,800)	(79)
TEGNA Inc	(2,600)	(60)

		(4,491)

Consumer Discretionary — (8.4)%
2U Inc *	(1,300)	(14)
Academy Sports & Outdoors Inc *	(1,300)	(42)
Acushnet Holdings Corp	(600)	(26)
Adient PLC *	(4,728)	(212)
Adtalem Global Education Inc *	(1,800)	(37)
Advance Auto Parts Inc	(471)	(96)
Amazon.com Inc *	(1,998)	(6,136)
American Axle & Manufacturing Holdings Inc *	(2,343)	(22)
American Eagle Outfitters Inc	(1,200)	(25)
Aptiv PLC *	(11,747)	(1,520)
Aramark	(4,507)	(167)
Asbury Automotive Group Inc *	(200)	(39)
AutoNation Inc *	(500)	(57)
AutoZone Inc *	(190)	(354)
Bally's Corp *	(900)	(32)
Bath & Body Works Inc	(1,733)	(93)
Best Buy Co Inc	(2,053)	(198)
Bloomin' Brands Inc	(1,700)	(42)
Booking Holdings Inc *	(773)	(1,679)
BorgWarner Inc	(11,591)	(475)
Boyd Gaming Corp	(1,419)	(101)
Bright Horizons Family Solutions Inc *	(1,210)	(158)
Brinker International Inc *	(759)	(32)
Brunswick Corp/DE	(2,373)	(227)
Burlington Stores Inc *	(561)	(127)
Caesars Entertainment Inc *	(3,738)	(315)
Callaway Golf Co *	(2,690)	(67)
Canoo *	(8,000)	(46)
Capri Holdings Ltd *	(4,354)	(295)
CarMax Inc *	(1,562)	(171)
Carnival Corp, Cl A *	(15,865)	(323)
Carter's Inc	(1,094)	(106)
Carvana Co, Cl A *	(639)	(96)
Cavco Industries Inc *	(244)	(67)
Century Communities Inc	(959)	(61)
Cheesecake Factory Inc/The *	(700)	(30)
Chegg Inc *	(2,471)	(77)
Chipotle Mexican Grill Inc, Cl A *	(510)	(777)
Choice Hotels International Inc	(902)	(130)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Churchill Downs Inc	(912)	$(220)
Columbia Sportswear Co	(1,300)	(121)
Coursera *	(1,500)	(31)
Cracker Barrel Old Country Store Inc	(300)	(40)
Crocs Inc *	(1,669)	(140)
Dana Inc	(7,636)	(142)
Darden Restaurants Inc	(2,568)	(373)
Dave & Buster's Entertainment Inc *	(1,000)	(43)
Deckers Outdoor Corp *	(902)	(260)
Dick's Sporting Goods Inc	(600)	(63)
Dollar General Corp	(2,218)	(440)
Dollar Tree Inc *	(2,014)	(286)
Domino's Pizza Inc	(695)	(300)
DoorDash Inc, Cl A *	(945)	(99)
Dorman Products Inc *	(1,280)	(120)
DR Horton Inc	(10,826)	(925)
DraftKings Inc, Cl A *	(4,500)	(107)
eBay Inc	(5,480)	(299)
Etsy Inc *	(1,019)	(158)
Everi Holdings Inc *	(1,800)	(42)
Expedia Group Inc *	(2,776)	(544)
Fisker *	(4,700)	(57)
Five Below Inc *	(400)	(65)
Floor & Decor Holdings Inc, Cl A *	(628)	(60)
Foot Locker Inc	(1,000)	(32)
Ford Motor Co	(168,301)	(2,955)
Fox Factory Holding Corp *	(1,672)	(197)
Frontdoor Inc *	(1,300)	(39)
GameStop Corp, Cl A *	(400)	(49)
Gap Inc/The	(1,700)	(25)
Garmin Ltd	(4,654)	(514)
General Motors Co *	(60,371)	(2,821)
Gentex Corp	(9,527)	(288)
Gentherm Inc *	(1,360)	(115)
Genuine Parts Co	(1,421)	(174)
G-III Apparel Group Ltd *	(700)	(19)
Goodyear Tire & Rubber Co/The *	(12,136)	(188)
GoPro Inc, Cl A *	(5,500)	(47)
Graham Holdings Co, Cl B	(200)	(120)
Grand Canyon Education Inc *	(1,055)	(92)
Group 1 Automotive Inc	(300)	(55)
H&R Block Inc	(2,903)	(72)
Hanesbrands Inc	(12,770)	(197)
Harley-Davidson Inc	(6,074)	(251)
Hasbro Inc	(3,830)	(372)
Helen of Troy Ltd *	(798)	(164)
Hilton Grand Vacations Inc *	(1,700)	(88)
Hilton Worldwide Holdings Inc *	(5,548)	(826)
Home Depot Inc/The	(9,276)	(2,930)
Houghton Mifflin Harcourt Co *	(3,200)	(67)
Hyatt Hotels Corp, Cl A *	(800)	(78)
Installed Building Products Inc	(522)	(50)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
International Game Technology PLC	(1,600)	$(49)
iRobot Corp *	(653)	(41)
Jack in the Box Inc	(587)	(51)
KB Home	(2,697)	(104)
Kohl's Corp	(1,200)	(67)
Kontoor Brands Inc	(2,100)	(104)
Las Vegas Sands Corp *	(6,046)	(259)
La-Z-Boy Inc	(1,759)	(51)
LCI Industries	(1,075)	(134)
Lear Corp	(2,892)	(455)
Leggett & Platt Inc	(4,494)	(167)
Lennar Corp, Cl A	(9,139)	(821)
Lennar Corp, Cl B	(600)	(45)
LGI Homes Inc *	(567)	(72)
Lithia Motors Inc, Cl A	(200)	(68)
LKQ Corp	(2,308)	(108)
Lowe's Cos Inc	(5,961)	(1,318)
Lululemon Athletica Inc *	(3,161)	(1,011)
M/I Homes Inc *	(662)	(33)
Macy's Inc	(2,200)	(57)
Malibu Boats Inc, Cl A *	(300)	(21)
Marriott International Inc/MD, Cl A *	(5,461)	(929)
Marriott Vacations Worldwide Corp	(1,034)	(166)
Mattel Inc *	(9,581)	(239)
McDonald's Corp	(14,594)	(3,572)
MDC Holdings Inc	(2,282)	(101)
Meritage Homes Corp *	(1,148)	(113)
MGM Resorts International	(8,541)	(378)
Mohawk Industries Inc *	(1,583)	(223)
Murphy USA Inc	(300)	(54)
National Vision Holdings Inc *	(700)	(26)
Newell Brands Inc	(12,226)	(290)
NIKE Inc, Cl B	(38,337)	(5,235)
Nordstrom Inc *	(1,200)	(25)
Norwegian Cruise Line Holdings Ltd *	(6,986)	(136)
NVR Inc *	(104)	(516)
Ollie's Bargain Outlet Holdings Inc *	(478)	(21)
O'Reilly Automotive Inc *	(614)	(399)
Oxford Industries Inc	(500)	(44)
Papa John's International Inc	(462)	(49)
Patrick Industries Inc	(900)	(64)
Peloton Interactive Inc, Cl A *	(7,478)	(217)
Penn National Gaming Inc *	(2,832)	(145)
Penske Automotive Group Inc	(600)	(59)
Planet Fitness Inc, Cl A *	(1,692)	(143)
Polaris Inc	(1,637)	(199)
Pool Corp	(371)	(170)
PulteGroup Inc	(7,558)	(375)
PVH Corp	(1,994)	(195)
QuantumScape Corp, Cl A *	(8,046)	(130)
Qurate Retail Inc	(1,600)	(9)
Ralph Lauren Corp, Cl A	(1,574)	(208)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Red Rock Resorts Inc, Cl A	(1,000)	$(50)
Rent-A-Center Inc/TX, Cl A	(800)	(23)
RH *	(140)	(56)
Rivian Automotive Inc, Cl A *	(5,500)	(372)
Ross Stores Inc	(2,601)	(238)
Royal Caribbean Cruises Ltd *	(4,313)	(348)
Scientific Games Corp, Cl A *	(1,638)	(103)
SeaWorld Entertainment Inc *	(700)	(49)
Service Corp International/US	(2,970)	(181)
Shake Shack Inc, Cl A *	(400)	(30)
Signet Jewelers Ltd	(600)	(42)
Six Flags Entertainment Corp *	(1,594)	(70)
Skechers USA Inc, Cl A *	(4,368)	(201)
Skyline Champion Corp *	(1,450)	(98)
Smith & Wesson Brands Inc	(2,001)	(35)
Sonos Inc *	(2,304)	(63)
Standard Motor Products Inc	(1,109)	(48)
Starbucks Corp	(22,656)	(2,080)
Steven Madden Ltd	(2,200)	(94)
Stoneridge Inc *	(1,270)	(21)
Strategic Education Inc	(289)	(17)
Stride Inc *	(300)	(10)
Sturm Ruger & Co Inc	(301)	(22)
Tapestry Inc	(8,511)	(348)
Target Corp	(4,100)	(819)
Taylor Morrison Home Corp, Cl A *	(3,051)	(90)
Tempur Sealy International Inc	(4,543)	(150)
Tenneco Inc, Cl A *	(2,374)	(46)
Terminix Global Holdings Inc *	(2,290)	(97)
Tesla Inc *	(6,422)	(5,590)
Texas Roadhouse Inc, Cl A	(1,072)	(102)
Thor Industries Inc	(2,255)	(204)
TJX Cos Inc/The	(10,166)	(672)
Toll Brothers Inc	(3,291)	(179)
TopBuild Corp *	(881)	(189)
Tractor Supply Co	(994)	(203)
Travel + Leisure Co	(2,152)	(121)
Tri Pointe Homes Inc *	(3,744)	(84)
Tupperware Brands Corp *	(1,400)	(26)
Ulta Beauty Inc *	(515)	(193)
Under Armour Inc, Cl A *	(6,708)	(120)
Under Armour Inc, Cl C *	(5,941)	(93)
Vail Resorts Inc	(731)	(190)
VF Corp	(10,261)	(595)
Victoria's Secret & Co *	(577)	(31)
Vista Outdoor Inc *	(1,960)	(71)
Visteon Corp *	(927)	(111)
Wayfair Inc, Cl A *	(558)	(79)
Wendy's Co/The	(3,372)	(77)
Whirlpool Corp	(1,770)	(356)
Williams-Sonoma Inc	(571)	(83)
Wingstop Inc	(600)	(87)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Winnebago Industries Inc	(1,169)	$(75)
Wolverine World Wide Inc	(1,654)	(38)
Wyndham Hotels & Resorts Inc	(1,950)	(169)
Wynn Resorts Ltd *	(1,843)	(159)
XPEL Inc *	(500)	(36)
YETI Holdings Inc *	(2,601)	(160)
Yum China Holdings Inc	(7,466)	(388)
Yum! Brands Inc	(5,869)	(719)

		(68,699)

Information Technology — (2.2)%
Advanced Micro Devices Inc *	(6,166)	(760)
Amphenol Corp, Cl A	(2,512)	(191)
Analog Devices Inc	(2,211)	(354)
Apple Inc	(34,428)	(5,685)
Applied Materials Inc	(3,667)	(492)
Arista Networks Inc *	(1,045)	(128)
Arrow Electronics Inc *	(498)	(61)
Azenta Inc	(400)	(35)
Broadcom Inc	(1,622)	(953)
CDW Corp/DE	(683)	(118)
Ciena Corp *	(900)	(62)
Cisco Systems Inc/Delaware	(19,000)	(1,060)
Cognex Corp	(900)	(61)
Corning Inc	(3,295)	(133)
Dell Technologies Inc, Cl C	(1,337)	(68)
Enphase Energy Inc *	(366)	(61)
Entegris Inc	(500)	(65)
F5 Inc *	(403)	(81)
First Solar Inc *	(500)	(38)
Hewlett Packard Enterprise Co	(5,957)	(95)
HP Inc	(4,799)	(165)
II-VI Inc *	(418)	(29)
Intel Corp	(18,485)	(882)
Jabil Inc	(678)	(39)
Juniper Networks Inc	(2,600)	(88)
Keysight Technologies Inc *	(801)	(126)
KLA Corp	(565)	(197)
Lam Research Corp	(589)	(331)
Lattice Semiconductor Corp *	(900)	(56)
Lumentum Holdings Inc *	(500)	(49)
Marvell Technology Inc	(3,065)	(209)
Meta Materials *	(29,400)	(63)
Microchip Technology Inc	(2,163)	(152)
Micron Technology Inc	(4,851)	(431)
MKS Instruments Inc	(424)	(64)
Monolithic Power Systems Inc	(188)	(86)
Motorola Solutions Inc	(658)	(145)
NetApp Inc	(828)	(65)
NVIDIA Corp	(9,184)	(2,240)
NXP Semiconductors NV	(945)	(180)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
ON Semiconductor Corp *	(1,477)	$(92)
Pure Storage Inc, Cl A *	(1,112)	(29)
Qorvo Inc *	(439)	(60)
QUALCOMM Inc	(4,566)	(785)
Skyworks Solutions Inc	(592)	(82)
Super Micro Computer Inc *	(748)	(29)
Synaptics Inc *	(200)	(46)
TD SYNNEX Corp	(500)	(51)
Teledyne Technologies Inc *	(200)	(86)
Teradyne Inc	(603)	(71)
Texas Instruments Inc	(4,030)	(685)
Trimble Inc *	(976)	(68)
Universal Display Corp	(146)	(23)
Western Digital Corp *	(1,510)	(77)
Wolfspeed Inc *	(600)	(62)
Zebra Technologies Corp, Cl A *	(216)	(89)

		(18,433)

Materials — (1.7)%
Air Products and Chemicals Inc	(2,507)	(592)
Albemarle Corp	(1,358)	(266)
Alcoa Corp	(2,500)	(188)
Allegheny Technologies Inc *	(2,700)	(69)
Amcor PLC	(20,336)	(236)
AptarGroup Inc	(800)	(97)
Arconic Corp *	(1,600)	(49)
Ashland Global Holdings Inc	(900)	(83)
Avery Dennison Corp	(981)	(173)
Avient Corp	(1,100)	(58)
Axalta Coating Systems Ltd *	(2,073)	(56)
Ball Corp	(3,535)	(317)
Berry Global Group Inc *	(2,042)	(124)
Cabot Corp	(900)	(66)
Celanese Corp, Cl A	(1,274)	(177)
CF Industries Holdings Inc	(2,678)	(217)
Chemours Co/The	(1,900)	(52)
Cleveland-Cliffs Inc *	(4,200)	(94)
Commercial Metals Co	(1,269)	(49)
Compass Minerals International Inc	(900)	(53)
Constellium, Cl A *	(2,800)	(54)
Corteva Inc	(7,435)	(387)
Crown Holdings Inc	(1,635)	(201)
Dow Inc	(9,076)	(535)
DuPont de Nemours Inc	(7,026)	(544)
Eagle Materials Inc	(400)	(55)
Eastman Chemical Co	(1,400)	(166)
Ecolab Inc	(2,745)	(484)
Element Solutions Inc	(3,700)	(91)
FMC Corp	(1,821)	(214)
Freeport-McMoRan Inc, Cl B	(17,099)	(803)
Graphic Packaging Holding Co	(2,440)	(50)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
HB Fuller Co	(900)	$(62)
Hecla Mining Co	(9,900)	(57)
Huntsman Corp	(3,869)	(156)
Innospec Inc	(1,100)	(105)
International Flavors & Fragrances Inc	(2,497)	(332)
International Paper Co	(4,558)	(198)
Livent Corp *	(1,900)	(45)
Louisiana-Pacific Corp	(1,174)	(84)
LyondellBasell Industries NV, Cl A	(4,721)	(459)
Martin Marietta Materials Inc	(787)	(299)
Minerals Technologies Inc	(1,700)	(119)
Mosaic Co/The	(4,861)	(255)
MP Materials *	(400)	(18)
Newmont Corp	(8,778)	(581)
Nucor Corp	(3,164)	(416)
O-I Glass Inc *	(5,100)	(65)
Olin Corp	(1,900)	(98)
Packaging Corp of America	(1,183)	(174)
PPG Industries Inc	(2,592)	(346)
Reliance Steel & Aluminum Co	(921)	(176)
Royal Gold Inc	(900)	(109)
RPM International Inc	(2,007)	(170)
Scotts Miracle-Gro Co/The, Cl A	(575)	(81)
Sealed Air Corp	(1,548)	(104)
Sherwin-Williams Co/The	(2,803)	(738)
Silgan Holdings Inc	(2,000)	(84)
Sonoco Products Co	(488)	(29)
Southern Copper Corp	(925)	(64)
Steel Dynamics Inc	(2,524)	(178)
Summit Materials Inc, Cl A *	(1,300)	(41)
SunCoke Energy Inc	(16,900)	(134)
Tronox Holdings PLC	(2,200)	(45)
United States Steel Corp	(2,600)	(71)
Valvoline Inc	(3,100)	(100)
Vulcan Materials Co	(1,993)	(362)
Westlake Corp	(1,000)	(110)
Westrock Co	(3,206)	(145)

		(13,210)

Total Common Stock Sold Short
(Proceeds $92,286) ($ Thousands)		(104,833)

Total Investments Sold Short — (12.9)%
(Proceeds $92,286) ($ Thousands)		$(104,833)

	Contracts
PURCHASED OPTIONS*^ — 0.1%
Total Purchased Options (I)
(Cost $433) ($ Thousands)	316	$1,054

Description	Contracts	Market Value ($ Thousands)
WRITTEN OPTIONS*^ — (0.1)%
Total Written Options (I)
(Premiums Received $331) ($ Thousands)	(367)	$(491)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

A list of the exchange traded option contracts held by the Fund at February 28, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)†	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS *^ — 0.1%
Call Options
April 2022, Crude Oil	263	$296	$100.00	3/19/2022	$784
May 2022, Crude Oil	53	137	100.00	3/19/2022	270

Total Purchased Options		$433			$1,054
WRITTEN OPTIONS *^ — (0.1)%
Put Options
April 2022, Crude Oil	(30)	$(106)	85.00	03/19/22	$(24)
May 2022, Crude Oil	(21)	(63)	85.00	03/19/22	(22)

		(169)			(46)

Call Options
April 2022, Crude Oil	(263)	(105)	110.00	03/19/22	(321)
May 2022, Crude Oil	(53)	(57)	110.00	03/19/22	(124)

		(162)			(445)

Total Written Options		$(331)			$(491)

† Represents cost.

A list of the open futures contracts held by the Fund at February 28, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	125	Apr-2022	$10,397	$12,246	$1,849
Coffee C^	2	Jul-2022	184	174	(10)
Coffee C^	32	May-2022	3,016	2,795	(221)
Copper^	5	Dec-2022	559	555	(4)
Copper^	37	May-2022	4,182	4,120	(62)
Corn^	125	May-2022	4,012	4,317	305
Gasoline^	15	May-2022	1,861	1,833	(28)
Gasoline^	20	Apr-2022	2,225	2,463	238
Gold^	69	Apr-2022	12,592	13,115	523
Heating Oil^	17	May-2022	1,913	2,032	119
KC HRW Wheat^	50	May-2022	2,132	2,382	250
Lean Hogs^	16	Jun-2022	725	726	1
Lean Hogs^	64	Apr-2022	2,465	2,650	185
Live Cattle^	59	Jul-2022	3,251	3,250	(1)
Live Cattle^	37	May-2022	2,114	2,093	(21)
LME Lead^	38	Mar-2022	2,177	2,273	96
LME Lead^	21	Jun-2022	1,225	1,253	28
LME Nickel^	23	Jun-2022	2,924	3,338	414
LME Nickel^	18	Mar-2022	2,183	2,657	474
LME Primary Aluminum^	49	Mar-2022	3,221	4,133	912
LME Primary Aluminum^	23	Jun-2022	1,776	1,935	159
LME Zinc^	5	Mar-2022	445	460	15
Low Sulphur Gasoil^	87	May-2022	6,687	7,221	534
Natural Gas^	234	Apr-2022	10,227	10,343	116
Natural Gas^	9	Apr-2022	359	396	37
NYMEX Cocoa^	28	May-2022	742	708	(34)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Silver^	18	May-2022	$2,114	$2,193	$79
Soybean^	120	May-2022	9,516	9,820	304
Soybean^	35	Nov-2022	2,483	2,513	30
Soybean Meal^	74	May-2022	3,363	3,303	(60)
Soybean Meal^	1	Dec-2022	40	40	–
Soybean Oil^	82	May-2022	3,230	3,568	338
Sugar No. 11^	156	May-2022	3,110	3,093	(17)
Ultra 10-Year U.S. Treasury Notes	18	Jun-2022	2,546	2,544	(2)
Wheat^	110	May-2022	4,289	5,137	848
WTI Crude Oil^	101	Apr-2022	8,825	9,443	618
			123,110	131,122	8,012
Short Contracts
Cotton No. 2^	(29)	May-2022	$(1,736)	$(1,727)	$9
Feeder Cattle^	(35)	May-2022	(2,956)	(2,835)	121
LME Lead^	(5)	May-2022	(280)	(299)	(19)
LME Primary Aluminum^	(3)	May-2022	(196)	(253)	(57)
LME Zinc^	(12)	Jun-2022	(1,099)	(1,099)	–
LME Zinc^	(17)	May-2022	(1,530)	(1,561)	(31)
MSCI EAFE Index	(111)	Mar-2022	(12,540)	(12,005)	535
NY Harbor ULSD^	(18)	May-2022	(2,163)	(2,152)	11
Platinum^	(24)	Apr-2022	(1,320)	(1,246)	74
S&P 500 Index E-MINI	(110)	Mar-2022	(25,572)	(24,024)	1,548
Soybean Oil^	(4)	Jul-2022	(156)	(170)	(14)
U.S. 2-Year Treasury Notes	(164)	Jul-2022	(35,227)	(35,297)	(70)
U.S. 5-Year Treasury Notes	(32)	Jul-2022	(3,772)	(3,785)	(13)
U.S. Ultra Long Treasury Bond	(15)	Jun-2022	(2,796)	(2,789)	7
			(91,343)	(89,242)	2,101
			$31,767	$41,880	$10,113

A list of the open forward foreign currency contracts held by the Fund at February 28, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/02/22	USD	3,829	RUB	286,174	$(1,159)
BNP Paribas	04/22/22	USD	2,228	CAD	2,834	6
Brown Brothers Harriman	03/24/22	USD	993	SEK	9,074	(31)
Brown Brothers Harriman	03/24/22	SEK	6,534	USD	706	13
Brown Brothers Harriman	04/28/22	USD	308	AUD	429	3
Brown Brothers Harriman	05/12/22	USD	5	EUR	4	—
Brown Brothers Harriman	05/12/22	EUR	108	USD	124	2
Citigroup	03/02/22	RUB	303,567	USD	3,910	1,078
Citigroup	04/28/22	USD	2,133	AUD	2,942	3
Citigroup	04/28/22	AUD	11,412	USD	8,059	(227)
Deutsche Bank	03/24/22	USD	48	RUB	4,040	(12)
Goldman Sachs	03/24/22	USD	5,760	SEK	54,190	(12)
Goldman Sachs	06/16/22	MYR	5,636	USD	1,328	(16)
JPMorgan Chase Bank	03/24/22	USD	4,133	SEK	38,705	(28)
JPMorgan Chase Bank	03/24/22	SEK	92,099	USD	10,106	338
Morgan Stanley	04/22/22	CAD	12,294	USD	9,669	(26)
Morgan Stanley	05/12/22	EUR	2,949	USD	3,375	54
UBS	03/02/22	USD	287	RUB	21,434	(87)
						$(101)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2022, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CBMX.BBB.577808	Sell	3.00%	Monthly	09/17/2058	$(2,900)	$(319)	$(339)	$20
CDX.NAHYS37V1-5Y	Buy	5.00%	Quarterly	12/20/2026	6,890	(391)	(437)	46
CDX.NAIGS.37V1-5Y	Buy	1.00%	Quarterly	12/20/2026	48,950	(735)	(1,047)	312
China	Buy	1.00%	Quarterly	12/20/2026	20,500	(313)	(546)	233
CMBX.BBB.577807	Buy	3.00%	Monthly	05/11/2063	1,394	339	371	(32)
Malaysia	Buy	1.00%	Quarterly	12/20/2026	36,970	(395)	(830)	435
						$(1,814)	$(2,828)	$1,014

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.9905%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	$(14)	$–	$(14)
2.4875	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(29)	–	(29)
2.293	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(32)	–	(32)
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	101	–	101
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	7	–	7
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	7	–	7
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(109)	–	(109)
0.5575	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,050	969	–	969
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	(19)	–	(19)
2.1495	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	5,145	(94)	–	(94)
1.593	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,440	52	–	52
0.6165	3-MONTH USD - LIBOR	Quarterly	05/21/2031	USD	17,160	429	–	429
2.631	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(99)	–	(99)
						$1,169	$–	$1,169

A list of the open OTC swap agreements held by the Fund at February 28, 2022, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(87)	$(24)	$(63)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(775)	(188)	(49)	(139)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(216)	(52)	(13)	(39)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(563)	(136)	(39)	(97)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(171)	(42)	(19)	(23)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(7)	(1)	(6)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(161)	(39)	(10)	(29)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(181)	(44)	(28)	(16)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(253)	(61)	(40)	(21)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(2)	(2)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(142)	(35)	(13)	(22)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(288)	(70)	(37)	(33)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(189)	(46)	(19)	(27)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(7)	(3)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(13)	(6)	(7)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(747)	(181)	(56)	(125)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(961)	(232)	(135)	(97)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(242)	(59)	(34)	(25)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(8)	(3)	(5)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(7)	(3)	(4)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	$(100)	$(24)	$(11)	$(13)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(24)	(11)	(13)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(40)	(14)	(26)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(29)	(7)	(4)	(3)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(2)	(1)	(1)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(21)	(5)	(3)	(2)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(29)	(7)	(4)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(3)	(1)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(7)	(2)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(162)	(39)	(24)	(15)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(15)	(4)	(1)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(184)	(45)	(22)	(23)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(32)	(8)	(4)	(4)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(29)	(7)	(3)	(4)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(33)	(8)	(4)	(4)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(8)	(3)	(5)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(90)	(22)	(10)	(12)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(65)	(16)	(7)	(9)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(45)	(11)	(5)	(6)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(19)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(64)	(15)	(7)	(8)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(46)	(11)	(6)	(5)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(533)	(129)	(62)	(67)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(26)	(13)	(13)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	—	(1)
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(5)	(2)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(22)	(11)	(11)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(90)	(22)	(9)	(13)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	58	106	(48)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	266	29	50	(21)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	58	104	(46)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	2,255	247	446	(199)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	1,127	124	218	(94)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	57	6	11	(5)
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	264	28	17	11
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	138	83	55
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	265	28	17	11
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	28	17	11
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	56	38	18
Goldman Sachs	CMBX-BBB-557874	Buy	3.00%	Monthly	09/17/2058	498	55	84	(29)
Citibank	CMBX-BBB-560152	Buy	3.00%	Monthly	09/17/2058	532	59	104	(45)
Citibank	CMBX-BBB-561625	Buy	3.00%	Monthly	09/17/2058	55	6	11	(5)
JPMorgan Chase	CMBX-BBB-562055	Buy	3.00%	Monthly	09/17/2058	232	26	46	(20)
							(897)	$571	(1,468)

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

Total Return Swaps
Counterparty	Reference Entity/ Obligation		Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	03/16/2022	USD	(11,714)	$457	$–	$457
Macquarie Bank Limited	MacQuarie Commodity Product 251 E	^	0.34%	INDEX RETURN	Monthly	03/05/2022	USD	(3,838)	112	–	112
Merrill Lynch	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	03/16/2022	USD	(17,056)	666	–	666
Merrill Lynch	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	03/16/2022	USD	(2,431)	99	–	99
Merrill Lynch	BofA Merrill Lynch Commodity Total Return Index^		3-Month U.S. Treasury rate plus 13 BPS	INDEX RETURN	Monthly	03/05/2022	USD	(6,140)	38	–	38
Morgan Stanley	iBoxx$ Liquid High Yield Index		INDEX RETURN	4.00%	Quarterly	03/21/2022	USD	12,542	299	–	299
Societe Generale	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	03/17/2022	USD	(10,441)	408	–	408
Societe Generale	Bloomberg Commodity Index	^	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	03/17/2022	USD	(2,649)	108	–	108
Societe Generale	Societe Generale Commodities Custom Alpha 061 Index	^	0.35%	INDEX RETURN	Monthly	03/05/2022	USD	(5,463)	(15)	–	(15)
									$2,172	$–	$2,172

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Continued)

As of February 28, 2022, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(11,832)	Chase Securities	0.12%	Open Ended	$(11,832)
(104,223)	HSBC	0.09%	Open Ended	(104,223)
(42,215)	HSBC	0.08%	Open Ended	(42,215)
				$(158,270)

Percentages are based on Net Assets of $811,743 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of February 28, 2022.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Zero coupon security.
(C)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements.
(D)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $86,260 ($ Thousands), representing 10.6% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(H)	Perpetual security with no stated maturity date.
(I)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar
BPS — Basis Points
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
EUR — Euro
FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HRW— Hard Red Winter
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LME — London Metal Exchange
LP — Limited Partnership
Ltd — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MYR — Malaysian Ringgit
NYMEX — New York Mercantile Exchange

OTC — Over The Counter
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
S&P— Standard & Poor's
SEK — Swedish Krona
Ser — Series
SOFR — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
TBA — To Be Announced
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage Backed Securities
USD — U.S. Dollar
WTI — West Texas Intermediate

The following is a summary of the level of inputs used as of February 28, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	515,771	–	515,771
Common Stock	241,081	–	–	241,081
Corporate Obligations	–	69,176	–	69,176
Mortgage-Backed Securities	–	63,350	–	63,350
U.S. Government Agency Obligations	–	26,848	–	26,848
Asset-Backed Securities	–	26,284	–	26,284
Sovereign Debt	–	3,347	–	3,347
Municipal Bonds	–	1,443	–	1,443
Total Investments in Securities	241,081	706,219	–	947,300
Securities Sold Short
Common Stock	(104,833)	–	–	(104,833)
Total Securities Sold Short	(104,833)	–	–	(104,833)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,054	–	–	1,054
Written Options	(491)	–	–	(491)
Futures Contracts*
Unrealized Appreciation	10,777	–	–	10,777
Unrealized Depreciation	(664)	–	–	(664)
Forwards Contracts*
Unrealized Appreciation	–	1,497	–	1,497
Unrealized Depreciation	–	(1,598)	–	(1,598)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1,046	–	1,046
Unrealized Depreciation	–	(32)	–	(32)
Interest Rate Swaps*
Unrealized Appreciation	–	1,565	–	1,565
Unrealized Depreciation	–	(396)	–	(396)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	106	–	106
Unrealized Depreciation	–	(1,574)	–	(1,574)
Total Return Swaps*
Unrealized Appreciation	–	2,187	–	2,187
Unrealized Depreciation	–	(15)	–	(15)
Reverse Repurchase Agreements	–	(158,270)	–	(158,270)
Total Other Financial Instruments	10,676	(155,484)	–	(144,808)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Multi-Asset Real Return Fund (Concluded)

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 28, 2022